UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 24.8%
	U.S. Treasury Floating Rate Notes — 16.7%
200,000	(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.34%, 12/01/2017 (aa)	200,008
875,000	(US Treasury 3 Month Bill Money Market Yield + 0.06%), 1.35%, 12/01/2017 (aa)	875,007
450,000	(US Treasury 3 Month Bill Money Market Yield + 0.07%), 1.36%, 12/01/2017 (aa)	449,929
650,000	(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.43%, 12/01/2017 (aa)	650,652
452,250	(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.46%, 12/01/2017 (aa)	452,386
293,815	(US Treasury 3 Month Bill Money Market Yield + 0.17%), 1.46%, 12/01/2017 (aa)	294,046
1,200,000	(US Treasury 3 Month Bill Money Market Yield + 0.19%), 1.48%, 12/01/2017 (aa)	1,200,460
784,000	(US Treasury 3 Month Bill Money Market Yield + 0.27%), 1.56%, 12/01/2017 (aa)	784,235

		4,906,723

	U.S. Treasury Notes — 8.1%
658,055	0.75%, 12/31/2017	657,861
300,000	0.88%, 03/31/2018	299,669
1,050,000	1.00%, 12/31/2017	1,049,910
350,000	2.75%, 12/31/2017	350,466

		2,357,906

	Total U.S. Treasury Obligations (Cost $7,264,629)	7,264,629

Short-Term Investments — 72.8%
	U.S. Treasury Obligations — 72.8%
	U.S. Cash Management Bills — 8.3% (n)
1,743,000	1.03%, 12/08/2017	1,742,654
700,000	1.09%, 01/02/2018	699,347

		2,442,001

	U.S. Treasury Bills — 64.5% (n)
2,500,000	1.01%, 12/21/2017	2,498,604
2,750,000	1.03%, 12/14/2017	2,748,975
1,980,000	1.04%, 12/28/2017	1,978,465
1,550,000	1.06%, 01/04/2018	1,548,478
1,500,000	1.08%, 01/11/2018	1,498,151
2,000,000	1.08%, 02/22/2018	1,994,075
1,300,000	1.09%, 01/18/2018	1,298,111
1,600,000	1.09%, 12/07/2017	1,599,729
750,000	1.14%, 03/08/2018	747,703
1,000,000	1.15%, 03/15/2018	996,692
800,000	1.21%, 02/08/2018	798,163
1,200,000	1.28%, 03/01/2018	1,196,179

		18,903,325

	Total Short-Term Investments (Cost $21,345,326)	21,345,326

	Total Investments — 97.6% (Cost $28,609,955)*	28,609,955
	Other Assets in Excess of Liabilities — 2.4%	697,649

	NET ASSETS — 100.0%	$29,307,604

Percentages indicated are based on net assets.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(n)	—	The rate shown is the effective yield as of November 30, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$28,609,955	$—	$28,609,955

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 98.9%
	California — 98.9%
930	Alameda County IDA, JMS Family Partnership Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.02%, 12/07/2017 (z)	930
3,495	Alameda County IDA, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.01%, 12/07/2017 (z)	3,495
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.96%, 12/07/2017 (z)	200
2,545	Antelope Valley-East Kern Water Agency, Series A-2, COP, VRDO, LOC: Wells Fargo Bank NA, 0.93%, 12/07/2017 (z)	2,545
10,451	Bay Area Toll Authority, California Toll Bridge, Series 2015-XF2179, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.00%, 12/07/2017 (e) (z)	10,450
2,580	Beverly Hills Public Financing Authority, Series 2016-XF2281, Rev., VRDO, LIQ: Citibank NA, 0.98%, 12/07/2017 (e) (z)	2,580
1,800	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of the West, 0.96%, 12/07/2017 (z)	1,800
4,310	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West, Series C, Rev., VRDO, LOC: Bank of Montreal, 0.93%, 12/07/2017 (z)	4,310
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
600	Series H, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.91%, 12/07/2017 (z)	600
8,100	Series I, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.96%, 12/07/2017 (z)	8,100
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., VRDO, 0.92%, 12/07/2017 (z)	1,500
1,105	California Health Facilities Financing Authority, Scripps Health, Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.89%, 12/07/2017 (z)	1,105
1,500	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.92%, 12/07/2017 (z)	1,500
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.98%, 12/07/2017 (z)	4,620
3,200	California Infrastructure & Economic Development Bank, Industrial Development, MA Silva Corks USA LLC Project, Series A, Rev., VRDO, LOC: Bank of America NA, 1.07%, 12/07/2017 (z)	3,200
900	California Pollution Control Financing Authority, ExxonMobil Project, Rev., VRDO, 0.94%, 12/01/2017 (z)	900
	California Pollution Control Financing Authority, Pacific Gas & Electric Co.,
2,900	Rev., VRDO, 0.87%, 12/01/2017 (z)	2,900
6,850	Series B, Rev., VRDO, LOC: Canadian Imperial Bank of Commerce, 0.97%, 12/01/2017 (z)	6,850
4,200	Series C, Rev., VRDO, 0.88%, 12/01/2017 (z)	4,200
4,255	California Statewide Communities Development Authority, Series J, Rev., VRDO, 0.89%, 12/07/2017 (z)	4,255
	California Statewide Communities Development Authority, Kaiser Permanente,
4,850	Series B, Rev., VRDO, 0.95%, 12/07/2017 (z)	4,850
300	Series C-3, Rev., VRDO, 0.89%, 12/07/2017 (z)	300
3,500	Series E, Rev., VRDO, 0.94%, 12/07/2017 (z)	3,500
1,370	Series L, Rev., VRDO, 0.89%, 12/07/2017 (z)	1,370
405	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank NA, 1.33%, 12/07/2017 (z)	405
470	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LOC: FHLMC, 0.96%, 12/07/2017 (z)	470
1,000	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LOC: FNMA, 1.03%, 12/07/2017 (z)	1,000

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
3,300	California Statewide Communities Development Authority, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.83%, 12/01/2017 (z)	3,300
10,590	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.93%, 12/07/2017 (z)	10,590
2,000	City & County of San Francisco, Multifamily Housing, 1601 Mariposa Apartments, Series B-1, Rev., VRDO, LOC: Bank of America NA, 0.94%, 12/07/2017 (z)	2,000
600	City & County of San Francisco, Multifamily Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank NA, 1.03%, 12/07/2017 (z)	600
14,750	City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments, Series H-2, Rev., VRDO, LOC: Bank of China, 1.00%, 12/07/2017 (z)	14,750
5,000	City of Los Angeles Department of Water & Power, Power System, Series B-3, Rev., VRDO, 0.84%, 12/01/2017 (z)	5,000
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.98%, 12/07/2017 (z)	3,025
	City of Palo Alto,
6,240	Series 2016-XF2252, GO, VRDO, LIQ: Citibank NA, 0.98%, 12/07/2017 (e) (z)	6,240
4,160	Series 2016-XF2266, GO, VRDO, LIQ: Citibank NA, 0.98%, 12/07/2017 (e) (z)	4,160
12,000	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America NA, 0.93%, 12/07/2017 (z)	12,000
615	City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.91%, 12/07/2017 (z)	615
2,400	City of Riverside, Riverside Renaissance Projects, COP, VRDO, LOC: Bank of America NA, 0.93%, 12/07/2017 (z)	2,400
2,000	City of San Jose, Multifamily Housing, Almaden Lake Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.02%, 12/07/2017 (z)	2,000
995	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.90%, 12/07/2017 (z)	995
8,310	County of Orange, Apartment Development, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.98%, 12/07/2017 (z)	8,310
950	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Metropolitan Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 0.97%, 12/07/2017 (z)	950
1,386	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank NA, 1.04%, 12/07/2017 (z)	1,386
14,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LOC: FHLMC, 0.97%, 12/07/2017 (z)	14,400
	Los Angeles Department of Water & Power, Power System,
2,505	Series A, Subseries A-5, Rev., VRDO, 0.83%, 12/01/2017 (z)	2,505
500	Series B, Subseries B-2, Rev., VRDO, 0.88%, 12/07/2017 (z)	500
500	Series B, Subseries B-5, Rev., VRDO, 0.88%, 12/07/2017 (z)	500
2,355	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.88%, 12/07/2017 (z)	2,355
3,000	Manteca Redevelopment Agency, Tax Allocation, VRDO, LOC: State Street Bank & Trust, 0.90%, 12/01/2017 (z)	3,000
	Metropolitan Water District of Southern California,
405	Series A-2, Rev., VRDO, 0.90%, 12/07/2017 (z)	405
5,800	Series B-2, Rev., VRDO, 0.87%, 12/01/2017 (z)	5,800
6,000	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Class A, Rev., VRDO, NATL, LOC: Societe Generale, 1.00%, 12/07/2017 (z)	6,000
5,240	Orange County Water District, Series 2016-ZM0155, COP, VRDO, LIQ: Morgan Stanley Bank, 1.00%, 12/07/2017 (e) (z)	5,240
1,750	Oxnard Housing Authority, Seawind Apartments Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.02%, 12/07/2017 (z)	1,750

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
1,675	Riverside County Transportation Commission, Series 2016-XF2297, Rev., VRDO, LIQ: Citibank NA, 0.98%, 12/07/2017 (e) (z)	1,675
145	Sacramento County Housing Authority, Multi-Family Housing, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.96%, 12/07/2017 (z)	145
885	Sacramento County Housing Authority, Multi-Family Housing, River Terrace Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.96%, 12/07/2017 (z)	885
400	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank NA, 1.03%, 12/07/2017 (z)	400
13,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 1.00%, 12/07/2017 (e) (z)	13,000
190	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America NA, 0.91%, 12/07/2017 (z)	190
3,400	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank NA, 1.03%, 12/07/2017 (z)	3,400
100	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Mercy Terrace Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.96%, 12/07/2017 (z)	100
7,760	San Marcos Unified School District, Series 2016-ZF2390, GO, VRDO, LIQ: Citibank NA, 0.99%, 12/07/2017 (e) (z)	7,760
2,700	Santa Clara Valley Transportation Authority, Sales Tax, Series C, Rev., VRDO, 0.95%, 12/07/2017 (z)	2,700
1,500	State of California, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.92%, 12/07/2017 (z)	1,500
500	State of California, Kindergarten, Series B5, GO, VRDO, LOC: U.S. Bank NA, 0.90%, 12/07/2017 (z)	500
	Tender Option Bond Trust Receipts/CTFS,
2,675	Series 2016-XF0524, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.98%, 12/07/2017 (e) (z)	2,675
7,500	Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.00%, 12/07/2017 (e) (z)	7,500
14,500	Series 2016-XG0043, GO, VRDO, AGC, LIQ: TD Bank NA, 0.98%, 12/07/2017 (z)	14,500
5,000	Series 2016-XL0015, Rev., VRDO, LIQ: Barclays Bank plc, 0.98%, 12/07/2017 (e) (z)	5,000
2,020	Series 2016-ZF0348, Rev., VRDO, LIQ: Bank of America NA, 1.00%, 12/07/2017 (e) (z)	2,020
10,305	Series 2017-XG0117, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.98%, 12/07/2017 (e) (z)	10,305
3,000	Series 2017-XG0121, Rev., VRDO, LIQ: Bank of America NA, 0.99%, 12/07/2017 (e) (z)	3,000
2,000	Series 2017-XG0124, Rev., VRDO, LIQ: Bank of America NA, 0.98%, 12/07/2017 (e) (z)	2,000
3,000	Series 2017-XG0151, GO, VRDO, 1.02%, 12/07/2017 (e) (z)	3,000
2,780	University of California, Series AL-4, Rev., VRDO, 0.93%, 12/07/2017 (z)	2,780
5,355	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.00%, 12/07/2017 (z)	5,355

	Total Municipal Bonds (Cost $289,101)	289,101

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 4.8%
	California — 4.8%
	Nuveen California Quality Municipal Income Fund
7,000	Series 1, LIQ: Societe Generale, 1.17%, 12/07/2017 # (e)	7,000
7,000	Series 4, LIQ: Royal Bank of Canada, 1.12%, 12/07/2017 # (e)	7,000

	Total Variable Rate Demand Preferred Shares (Cost $14,000)	14,000

	Total Investments — 103.7% (Cost $303,101) *	303,101
	Liabilities in Excess of Other Assets — (3.7)%	(10,889)

	NET ASSETS — 100.0%	$292,212

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of November 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$303,101	$—	$303,101

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.9% (t)
	California — 97.5%
	Certificate of Participation/Lease — 1.1%
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.00%, 04/01/2022	1,305
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.00%, 08/01/2020	1,608

		2,913

	Education — 4.4%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.00%, 01/01/2024	1,038
	California Educational Facilities Authority, Stanford University,
1,500	Series T-5, Rev., 5.00%, 03/15/2023	1,758
1,500	Series U-2, Rev., 5.00%, 10/01/2032	1,915
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.00%, 10/01/2023	1,178
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.00%, 11/01/2019	1,062
	University of California,
1,000	Series AB, Rev., 5.00%, 05/15/2026	1,115
1,500	Series AM, Rev., 5.00%, 05/15/2028	1,776
1,910	Series AR, Rev., 5.00%, 05/15/2034	2,272

		12,114

	General Obligation — 26.5%
1,250	Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District, GO, 5.00%, 08/01/2030	1,471
1,000	Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District, GO, 5.00%, 08/01/2027	1,168
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.00%, 08/01/2026	1,383
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/2023	1,335
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/2030	1,884
315	County of Napa, Napa Valley Community College District, Election 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/2021	259
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/2027	1,538
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/2024	848
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.00%, 08/01/2029	1,157
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/2018	995
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/2025	1,234
1,800	County of San Mateo, South San Francisco Unified School District, Capital Appreciation, Series C, GO, Zero Coupon, 09/01/2028	1,335
1,700	County of Santa Clara, Campbell Union High School District, GO, 5.00%, 08/01/2027	2,022
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.00%, 08/01/2027	1,167
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/2024	1,645
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.00%, 08/01/2021	1,121
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/2022	1,370
1,015	GO, Zero Coupon, 08/01/2025	846
1,500	GO, Zero Coupon, 08/01/2026	1,205
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.00%, 08/01/2024	1,803
1,750	GO, 5.00%, 08/01/2028	2,039
900	Series C, GO, 5.00%, 08/01/2030	1,062
1,560	Series C, GO, 5.00%, 08/01/2031	1,837
2,000	East Side Union High School District, Series B, GO, NATL-RE, 5.25%, 02/01/2026	2,399
1,500	Los Angeles Community College District, Series A, GO, 5.00%, 08/01/2031	1,769

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,000	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.00%, 07/01/2025	1,053
	Menlo Park City School District, Crossover Capital Appreciation,
500	GO, Zero Coupon, 07/01/2031	314
880	GO, Zero Coupon, 07/01/2032	526
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/2018	1,483
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.50%, 07/01/2024	2,453
2,500	Series F-1, GO, AGM, 5.25%, 07/01/2028	3,194
2,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.00%, 08/01/2032	2,384
2,500	San Francisco City & County, Earthquake Safety & Emergency, Series D, GO, 3.00%, 06/15/2025	2,644
	San Mateo County Community College District,
2,000	Series A, GO, NATL-RE, Zero Coupon, 09/01/2029	1,425
1,000	Series B, GO, NATL-RE, Zero Coupon, 09/01/2034	579
1,005	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, 5.00%, 09/01/2030	1,171
	State of California,
1,000	GO, 5.00%, 09/01/2021	1,118
10	GO, 5.00%, 08/01/2022	10
1,575	GO, 5.25%, 09/01/2027	1,771
60	GO, NATL-RE-IBC, 6.25%, 10/01/2019	61
2,000	State of California, School Facilities, GO, 4.00%, 09/01/2032	2,173
	State of California, Various Purpose,
2,000	GO, 5.00%, 09/01/2026	2,438
2,000	GO, 5.00%, 12/01/2029	2,318
1,000	GO, 5.00%, 09/01/2030	1,114
1,500	GO, 5.00%, 08/01/2031	1,757
3,000	GO, 5.00%, 10/01/2032	3,495
1,000	GO, 5.00%, 08/01/2033	1,184
2,310	GO, 5.25%, 10/01/2022	2,459
1,000	GO, 5.50%, 04/01/2023	1,051

		73,067

	Hospital — 8.9%
1,000	ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.00%, 08/01/2031	1,142
	California Health Facilities Financing Authority, Adventist Health System,
2,380	Series A, Rev., 4.00%, 03/01/2029	2,604
1,500	Series A, Rev., 5.00%, 03/01/2026	1,707
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
250	Rev., 5.00%, 11/15/2030	295
400	Rev., 5.00%, 11/15/2032	468
2,000	Series A, Rev., 5.00%, 08/15/2033	2,336
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.00%, 08/15/2027	675
850	Series A, Rev., 5.00%, 08/15/2028	986
1,655	Series A, Rev., 5.00%, 08/15/2030	1,936
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.00%, 07/01/2028	1,149
	California Health Facilities Financing Authority, Sutter Health,
1,500	Series A, Rev., 5.00%, 11/15/2031	1,754
1,150	Series A, Rev., 5.00%, 11/15/2032	1,344
2,000	Series A, Rev., 5.00%, 11/15/2033	2,379
1,000	Series A, Rev., 5.50%, 08/15/2018	1,029
3,000	Series C, Rev., 1.00%, 08/15/2019 (z)	2,970
1,000	Series D, Rev., 5.00%, 08/15/2025	1,113
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/2019	545

		24,432

	Housing — 0.2%
465	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., GNMA COLL, 7.50%, 05/01/2023 (p)	539

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,500	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-1, Rev., AMT, 3.00%, 11/01/2025	1,547

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 8.0%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/2019	974
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2020	1,064
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.00%, 10/01/2028	1,166
1,000	California State Public Works Board, Department of General Services, Series F, Rev., 5.00%, 05/01/2030	1,167
1,000	California State Public Works Board, Judicial Council of California, New Stockton Courthouse, Series B, Rev., 5.00%, 10/01/2020	1,090
2,500	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Rev., 5.00%, 06/01/2024	2,885
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.00%, 10/01/2019	1,594
	Midpeninsula Regional Open Space District, 2004 Project Lease,
500	Rev., 5.00%, 09/01/2030	593
270	Rev., 5.00%, 09/01/2031	319
2,370	San Diego Regional Building Authority, County Operations Center, Series A, Rev., 5.00%, 10/15/2033	2,767
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/2019 (p)	702
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.25%, 07/15/2021	2,357
2,000	San Mateo County Joint Powers Financing Authority, Youth Services Campus, Series A, Rev., 5.00%, 07/15/2031	2,372
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.25%, 07/01/2024 (p)	896
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.25%, 07/01/2024	882
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.00%, 11/01/2029	1,136

		21,964

	Prerefunded — 12.6%
1,535	Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.00%, 04/01/2019 (p)	1,606
1,500	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.00%, 04/01/2019 (p)	1,570
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.25%, 10/01/2018 (p)	1,560
	California State Department of Water Resources, Central Valley Project, Water System,
1,675	Series AF, Rev., 5.00%, 12/01/2018 (p)	1,734
1,355	Series AG, Rev., 5.00%, 12/01/2019 (p)	1,446
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.00%, 04/01/2019 (p)	1,589
20	City of Los Angeles, Department of Water & Power, Power System, Series B, Rev., 5.25%, 07/01/2019 (p)	21
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.00%, 06/01/2020 (p)	1,623
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.00%, 08/01/2019 (p)	1,057
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.38%, 08/01/2019 (p)	1,594
200	County of Sacramento, Airport System, Series A, Rev., AGM, 5.00%, 07/01/2018 (p)	204
1,000	County of San Diego, San Diego Community College District, Election of 2006, GO, 5.00%, 08/01/2021 (p)	1,118
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.00%, 09/01/2018 (p)	1,540
	Irvine Ranch Water District,
5,040	COP, 5.00%, 03/01/2020 (p)	5,416
	San Diego Public Facilities Financing Authority, Sewer Waste Water System,
1,000	Series A, Rev., 5.00%, 08/01/2018 (p)	1,024
1,500	Series A, Rev., 5.00%, 05/15/2019 (p)	1,575

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
2,000	Series B, Rev., 5.00%, 08/01/2019 (p)	2,114
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,500	Series 34E, Rev., AMT, AGM, 5.75%, 05/01/2018 (p)	1,526
385	Series D, Rev., 5.00%, 05/03/2021 (p)	428
2,380	San Francisco City & County Public Utilities Commission, Water, Subseries A, Rev., 5.00%, 05/01/2020 (p)	2,570
1,030	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, 5.00%, 09/01/2023 (p)	1,209
2,000	State of California, GO, 5.00%, 04/01/2018 (p)	2,024
285	State of California, Department of Water Resources, Power Supply, Series H, Rev., 5.00%, 05/01/2018 (p)	289

		34,837

	Special Tax — 0.5%
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.25%, 08/15/2018	1,314

	Transportation — 15.2%
2,000	Alameda Corridor Transportation Authority, Tax-Exempt Second Subordinate Lien, Series B, Rev., AGM, 5.00%, 10/01/2035	2,323
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,175	Series F-1, Rev., 5.00%, 04/01/2027	1,331
1,855	Series F-1, Rev., 5.00%, 04/01/2029	2,098
	City of Long Beach Harbor,
1,000	Series A, Rev., 5.00%, 05/15/2025	1,081
500	Series A, Rev., AMT, 5.00%, 05/15/2033	588
250	Series B, Rev., 5.00%, 05/15/2024	297
1,750	Series B, Rev., 5.00%, 05/15/2026	1,915
225	Series B, Rev., 5.00%, 05/15/2027	264
	City of Los Angeles, Department of Airports, Los Angeles International Airport,
2,000	Series A, Rev., 5.00%, 05/15/2026	2,160
1,000	Series A, Rev., 5.00%, 05/15/2027	1,080
1,250	Series C, Rev., 5.00%, 05/15/2031	1,475
	City of Los Angeles, Harbor Department,
1,000	Series A, Rev., AMT, 5.00%, 08/01/2021	1,113
1,500	Series A, Rev., AMT, 5.00%, 08/01/2031	1,731
1,000	Series B, Rev., 5.00%, 08/01/2025	1,118
2,000	Contra Costa County Transportation Authority, Sales Tax, Series A, Rev., 5.00%, 03/01/2032	2,365
	County of Los Angeles, Metropolitan Transportation Authority,
1,500	Series A, Rev., 5.00%, 07/01/2020	1,631
2,000	Series A, Rev., 5.25%, 07/01/2023	2,186
1,300	County of Sacramento, Airport System, Series A, Rev., AGM, 5.00%, 07/01/2022	1,327
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/2026 (p)	1,491
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.00%, 05/15/2029	2,234
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.00%, 03/01/2029	2,258
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.00%, 07/01/2028	1,126
	San Diego County Regional Airport Authority, Subordinate Airport,
1,000	Series A, Rev., 5.00%, 07/01/2035	1,178
755	Series B, Rev., AMT, 5.00%, 07/01/2034	872
1,500	San Francisco Bay Area Rapid Transit District, Sales Tax, Rev., 5.00%, 07/01/2027	1,629
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.25%, 05/01/2018	1,016
2,000	Series A, Rev., AMT, 5.00%, 05/01/2029	2,245
1,615	Series D, Rev., 5.00%, 05/01/2026	1,795

		41,927

	Utility — 7.4%
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.00%, 06/01/2022	3,097
	City of Los Angeles, Department of Water & Power, Power System,
1,500	Series B, Rev., 5.00%, 07/01/2023	1,582
1,500	Series B, Rev., 5.25%, 07/01/2023	1,586
1,480	Series B, Rev., 5.25%, 07/01/2024	1,568
1,500	Series C, Rev., 5.00%, 07/01/2027	1,765

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.25%, 11/15/2020	1,621
1,600	Santa Clara Valley Water District and Water Utilities System, Series A, Rev., 5.00%, 06/01/2030	1,918
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.00%, 07/01/2030	1,172
500	Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.00%, 07/01/2025	558
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.00%, 11/01/2018	2,197
3,000	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.00%, 05/01/2022	3,423

		20,487

	Water & Sewer — 12.1%
2,600	California State Department of Water Resources, Central Valley Project Water System, Series AW, Rev., 5.00%, 12/01/2032	3,119
	California State Department of Water Resources, Central Valley Project, Water System,
1,625	Series AF, Rev., 5.00%, 12/01/2024	1,683
1,700	Series AF, Rev., 5.00%, 12/01/2025	1,760
145	Series AG, Rev., 5.00%, 12/01/2024	155
2,000	City of Bakersfield, Wastewater, Series A, Rev., 5.00%, 09/15/2031	2,363
	City of Los Angeles, Wastewater System,
1,825	Series A, Rev., 5.00%, 06/01/2028	2,172
1,500	Series B, Rev., 5.00%, 06/01/2033	1,758
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/2023	1,325
1,185	County of Marin, Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.00%, 07/01/2028	1,348
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.00%, 02/01/2030	916
3,000	Eastern Municipal Water District Financing Authority, Water & Wastewater, Series B, Rev., 5.00%, 07/01/2033	3,548
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.00%, 10/01/2029	1,701
1,000	Series D, Rev., 5.00%, 07/01/2020	1,055
2,000	Series F, Rev., 5.00%, 07/01/2028	2,281
1,000	Orange County Water District, Series A, Rev., 5.00%, 08/15/2034	1,196
1,020	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Rev., 5.00%, 05/15/2025	1,236
	Southern California Water Replenishment District Financing Authority, Replenishment Assessment,
1,050	Rev., 5.00%, 08/01/2030	1,241
1,420	Rev., 5.00%, 08/01/2031	1,676
2,410	Rev., 5.00%, 08/01/2032	2,831

		33,364

	Total California	268,505

	Kentucky — 0.4%
	Other Revenue — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.25%, 10/01/2018	1,029

	Total Municipal Bonds (Cost $258,597)	269,534

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
3,050	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $3,050)	3,050

	Total Investments — 99.0% (Cost $261,647)	272,584
	Other Assets in Excess of Liabilities — 1.0%	2,665

	NET ASSETS — 100.0%	$275,249

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,050	$269,534	$—	$272,584

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.0%
1,509	Air Canada Pass-Through Trust, (Canada), Series 2015-1, Class A, 3.60%, 03/15/2027 (e)	1,543
3,055	American Airlines Pass-Through Trust, Series 2017-2, Class AA, 3.35%, 10/15/2029	3,078
1,445	Duke Energy Carolinas LLC, 3.88%, 03/15/2046	1,493
2,780	United Airlines Pass-Through Trust, Series 2016-1, Class A, 3.45%, 07/07/2028	2,829

	Total Asset-Backed Securities (Cost $8,810)	8,943

Corporate Bonds — 96.0%
	Consumer Discretionary — 9.0%
	Auto Components — 0.4%
1,500	American Axle & Manufacturing, Inc., 6.25%, 04/01/2025 (e)	1,541
	Dana, Inc.,
500	5.50%, 12/15/2024	530
1,000	6.00%, 09/15/2023	1,050

		3,121

	Automobiles — 0.7%
605	Ford Motor Co., 5.29%, 12/08/2046	644
5,147	General Motors Co., 5.00%, 04/01/2035	5,354

		5,998

	Hotels, Restaurants & Leisure — 0.7%
1,365	Darden Restaurants, Inc., 3.85%, 05/01/2027	1,381
815	McDonald’s Corp., 4.60%, 05/26/2045	892
	MGM Resorts International,
500	6.00%, 03/15/2023	551
1,000	7.75%, 03/15/2022	1,160
500	Sabre GLBL, Inc., 5.38%, 04/15/2023 (e)	520
1,500	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	1,549

		6,053

	Household Durables — 0.3%
1,595	Newell Brands, Inc., 4.20%, 04/01/2026	1,668
1,000	Tempur Sealy International, Inc., 5.63%, 10/15/2023	1,040

		2,708

	Internet & Direct Marketing Retail — 0.8%
	Amazon.com, Inc.,
3,805	3.15%, 08/22/2027 (e)	3,806
1,830	3.88%, 08/22/2037 (e)	1,907
1,035	4.05%, 08/22/2047 (e)	1,077

		6,790

	Media — 5.5%
1,385	21st Century Fox America, Inc., 4.95%, 10/15/2045	1,500
1,000	Altice Luxembourg SA, (Luxembourg), 7.75%, 05/15/2022 (e)	955
500	AMC Entertainment Holdings, Inc., 5.75%, 06/15/2025	488
2,941	CBS Corp., 3.38%, 02/15/2028	2,815
	Charter Communications Operating LLC,
3,705	3.75%, 02/15/2028	3,517
1,710	6.38%, 10/23/2035	1,967
	Clear Channel Worldwide Holdings, Inc.,
2,500	Series B, 6.50%, 11/15/2022	2,528
500	Series B, 7.63%, 03/15/2020	495
	Comcast Corp.,
8,445	3.15%, 02/15/2028	8,342
1,830	4.60%, 08/15/2045	1,988
1,660	Cox Communications, Inc., 3.15%, 08/15/2024 (e)	1,635
420	CSC Holdings LLC, 10.88%, 10/15/2025 (e)	497
2,360	Discovery Communications LLC, 5.00%, 09/20/2037	2,374
	DISH DBS Corp.,
2,000	5.00%, 03/15/2023	1,944
1,000	5.88%, 11/15/2024	1,005
500	Nexstar Broadcasting, Inc., 5.63%, 08/01/2024 (e)	511
500	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	534
1,000	Sinclair Television Group, Inc., 5.13%, 02/15/2027 (e)	975
1,500	Sirius XM Radio, Inc., 6.00%, 07/15/2024 (e)	1,592
1,140	Time Warner Cable LLC, 5.00%, 02/01/2020	1,194
3,610	Time Warner, Inc., 3.80%, 02/15/2027	3,599
1,500	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	1,523
	Viacom, Inc.,
740	4.38%, 03/15/2043	618
1,845	4.85%, 12/15/2034	1,744
795	(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/2057 (aa)	785

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
530	(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/2057 (aa)	517
1,000	Videotron Ltd., (Canada), 5.38%, 06/15/2024 (e)	1,080

		46,722

	Multiline Retail — 0.2%
1,475	Macy’s Retail Holdings, Inc., 4.30%, 02/15/2043	1,137

	Specialty Retail — 0.4%
841	Home Depot, Inc. (The), 3.50%, 09/15/2056	772
1,575	Lowe’s Cos., Inc., 3.10%, 05/03/2027	1,566
1,700	PetSmart, Inc., 7.13%, 03/15/2023 (e)	1,241

		3,579

	Total Consumer Discretionary	76,108

	Consumer Staples — 5.4%
	Beverages — 2.0%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
7,395	3.65%, 02/01/2026	7,586
2,995	4.70%, 02/01/2036	3,316
440	4.90%, 02/01/2046	496
1,665	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	1,757
1,765	Constellation Brands, Inc., 2.70%, 05/09/2022	1,754
1,745	PepsiCo, Inc., 3.00%, 10/15/2027	1,727

		16,636

	Food & Staples Retailing — 0.4%
500	Albertsons Cos. LLC, 6.63%, 06/15/2024	478
690	CVS Health Corp., 2.88%, 06/01/2026	653
566	CVS Pass-Through Trust, 4.70%, 01/10/2036 (e)	604
2,014	Kroger Co. (The), 3.88%, 10/15/2046	1,793

		3,528

	Food Products — 0.9%
1,185	Bunge Ltd. Finance Corp., 3.00%, 09/25/2022	1,178
2,170	Kellogg Co., 3.40%, 11/15/2027	2,149
	Kraft Heinz Foods Co.,
3,170	4.38%, 06/01/2046	3,056
900	5.00%, 06/04/2042	945

		7,328

	Household Products — 0.2%
2,175	Reckitt Benckiser Treasury Services plc, (United Kingdom), 2.38%, 06/24/2022 (e)	2,129

	Tobacco — 1.9%
2,155	Altria Group, Inc., 3.88%, 09/16/2046	2,098
	BAT Capital Corp., (United Kingdom),
3,955	3.56%, 08/15/2027 (e)	3,948
1,610	4.39%, 08/15/2037 (e)	1,662
	Philip Morris International, Inc.,
6,813	2.13%, 05/10/2023	6,577
515	4.25%, 11/10/2044	533
1,068	Reynolds American, Inc., (United Kingdom), 4.45%, 06/12/2025	1,140

		15,958

	Total Consumer Staples	45,579

	Energy — 8.8%
	Energy Equipment & Services — 0.4%
3,645	Schlumberger Holdings Corp., 4.00%, 12/21/2025 (e)	3,803

	Oil, Gas & Consumable Fuels — 8.4%
2,735	Anadarko Petroleum Corp., 5.55%, 03/15/2026	3,040
500	Andeavor Logistics LP, 6.13%, 10/15/2021	515
	Apache Corp.,
739	2.63%, 01/15/2023	720
3,670	3.25%, 04/15/2022	3,700
1,119	Boardwalk Pipelines LP, 5.95%, 06/01/2026	1,245
	BP Capital Markets plc, (United Kingdom),
2,490	3.22%, 04/14/2024	2,536
3,445	3.54%, 11/04/2024	3,566
2,195	3.81%, 02/10/2024	2,310
1,415	Buckeye Partners LP, 5.60%, 10/15/2044	1,475
	Cenovus Energy, Inc., (Canada),
1,975	4.25%, 04/15/2027 (e)	1,954
1,156	5.25%, 06/15/2037 (e)	1,171
1,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	1,084
2,764	Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	2,938
2,278	ConocoPhillips Co., 4.15%, 11/15/2034	2,383

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,556	Enbridge, Inc., (Canada), (ICE LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/2077 (aa)	2,550
1,525	Encana Corp., (Canada), 6.50%, 08/15/2034	1,862
2,090	Energy Transfer Partners LP, Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 02/15/2028 (x) (y) (aa)	2,061
	Enterprise Products Operating LLC,
271	3.70%, 02/15/2026	276
1,453	4.85%, 03/15/2044	1,543
1,485	4.90%, 05/15/2046	1,599
1,640	Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/2077 (aa)	1,641
1,850	Hess Corp., 4.30%, 04/01/2027	1,842
1,220	Kinder Morgan Energy Partners LP, 5.63%, 09/01/2041	1,271
1,830	Kinder Morgan, Inc., 5.30%, 12/01/2034	1,935
1,080	Marathon Petroleum Corp., 4.75%, 09/15/2044	1,099
1,000	MEG Energy Corp., (Canada), 6.50%, 01/15/2025 (e)	980
1,120	MPLX LP, 4.13%, 03/01/2027	1,138
815	Noble Energy, Inc., 5.25%, 11/15/2043	877
750	Oasis Petroleum, Inc., 6.88%, 01/15/2023	764
	ONEOK Partners LP,
1,163	4.90%, 03/15/2025	1,244
1,035	6.13%, 02/01/2041	1,184
942	Phillips 66, 4.88%, 11/15/2044	1,039
1,435	Phillips 66 Partners LP, 4.90%, 10/01/2046	1,479
3,310	Plains All American Pipeline LP, 5.75%, 01/15/2020	3,498
	Sunoco Logistics Partners Operations LP,
870	5.30%, 04/01/2044	848
2,235	5.35%, 05/15/2045	2,189
1,610	Texas Gas Transmission LLC, 4.50%, 02/01/2021 (e)	1,680
1,507	TransCanada PipeLines Ltd., (Canada), 4.63%, 03/01/2034	1,659
	Transcanada Trust, (Canada),
1,285	(ICE LIBOR USD 3 Month + 3.21%), 5.30%, 03/15/2077 (aa)	1,330
472	(ICE LIBOR USD 3 Month + 3.53%), 5.62%, 05/20/2075 (aa)	499
725	Western Gas Partners LP, 5.45%, 04/01/2044	756
500	Whiting Petroleum Corp., 5.75%, 03/15/2021	503
2,860	Williams Partners LP, 4.00%, 09/15/2025	2,914

		70,897

	Total Energy	74,700

	Financials — 29.1%
	Banks — 14.8%
EUR 1,500	Allied Irish Banks plc, (Ireland), Reg. S, (EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025 (aa)	1,939
3,075	Australia & New Zealand Banking Group Ltd., (Australia), (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 06/15/2026 (e) (x) (y) (aa)	3,502
1,200	Banco Bilbao Vizcaya Argentaria SA, (Spain), (USD Swap Semi 5 Year + 3.87%), 6.13%, 11/16/2027 (x) (y) (aa)	1,230
3,283	Bank of America Corp., 2.50%, 10/21/2022	3,238
4,325	(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/2023 (aa)	4,316
8,220	(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)	8,318
1,150	(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 04/24/2038 (aa)	1,229
605	(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 01/20/2048 (aa)	664
4,014	Series L, 3.95%, 04/21/2025	4,127
2,920	Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/2024 (x) (y) (aa)	3,234
EUR 2,000	Bank of Ireland, (Ireland), Reg. S, (EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/2024 (aa)	2,511
GBP 1,500	Barclays plc, (United Kingdom), Reg. S, 3.25%, 02/12/2027	2,097
EUR 2,000	CaixaBank SA, (Spain), Reg. S, (EUR Swap Annual 5 Year + 3.35%), 3.50%, 02/15/2027 (aa)	2,529
7,210	Capital One Bank USA NA, 3.38%, 02/15/2023	7,289
	Citigroup, Inc.,
8,460	(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/2023 (aa)	8,409
5,515	(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/2028 (aa)	5,672

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
2,260	4.13%, 07/25/2028	2,316
1,910	4.75%, 05/18/2046	2,049
4,765	Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	4,991
1,800	Credit Agricole SA, (France), (USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (e) (x) (y) (aa)	2,161
3,815	Discover Bank, 3.45%, 07/27/2026	3,743
	HSBC Holdings plc, (United Kingdom),
3,675	(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (aa)	3,690
4,225	(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/2028 (aa)	4,389
3,180	(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 03/30/2025 (x) (y) (aa)	3,435
3,445	Intesa Sanpaolo SpA, (Italy), 3.88%, 07/14/2027 (e)	3,446
1,655	Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/07/2028 (aa)	1,638
555	MUFG Americas Holdings Corp., 3.00%, 02/10/2025	549
4,090	PNC Bank NA, 3.10%, 10/25/2027	4,039
3,275	Societe Generale SA, (France), (USD Swap Semi 5 Year + 6.24%), 7.38%, 09/13/2021 (e) (x) (y) (aa)	3,549
4,045	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.78%, 10/18/2022	4,032
	SunTrust Banks, Inc.,
1,435	Series G, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 06/15/2022 (x) (y) (aa)	1,462
2,115	Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027 (x) (y) (aa)	2,091
5,005	UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (aa) (e)	4,955
	Wells Fargo & Co.,
3,420	(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/2028 (aa)	3,458
2,000	4.65%, 11/04/2044	2,143
3,235	4.75%, 12/07/2046	3,536
3,365	Westpac Banking Corp., (Australia), (USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (aa)	3,453

		125,429

	Capital Markets — 7.9%
4,515	Bank of New York Mellon Corp. (The), (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/2023 (aa)	4,507
3,900	Credit Suisse Group AG, (Switzerland), 4.28%, 01/09/2028 (e)	4,043
3,000	(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (e) (x) (y) (aa)	3,257
4,235	Deutsche Bank AG, (Germany), 4.25%, 10/14/2021	4,407
	Goldman Sachs Group, Inc. (The),
12,455	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	12,382
2,400	3.85%, 01/26/2027	2,449
2,515	(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)	2,561
1,430	5.15%, 05/22/2045	1,620
5,890	Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (x) (y) (aa)	5,846
2,635	ING Bank NV, (Netherlands), 5.80%, 09/25/2023 (e)	2,976
	Macquarie Group Ltd., (Australia),
1,740	(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (aa) (e)	1,736
2,280	(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (aa) (e)	2,270
	Morgan Stanley,
3,530	(ICE LIBOR USD 3 Month + 1.18%), 2.54%, 01/20/2022 (aa)	3,582
1,645	(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/2028 (aa)	1,652
3,450	(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)	3,502
1,080	4.30%, 01/27/2045	1,136
1,105	4.38%, 01/22/2047	1,178
2,835	Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 07/15/2019 (x) (y) (aa)	2,921
2,790	Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/2032 (aa)	2,762
2,000	UBS Group AG, (Switzerland), Reg. S, (USD Swap Semi 5 Year + 5.46%), 7.13%, 02/19/2020 (x) (y) (aa)	2,129

		66,916

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — 2.2%
	AerCap Ireland Capital DAC, (Netherlands),
2,825	3.50%, 01/15/2025	2,800
6,240	3.95%, 02/01/2022	6,452
	Ford Motor Credit Co. LLC,
505	3.66%, 09/08/2024	508
1,045	3.82%, 11/02/2027	1,041
4,670	4.39%, 01/08/2026	4,874
2,995	Synchrony Financial, 3.95%, 12/01/2027	2,956

		18,631

	Diversified Financial Services — 1.9%
1,805	EDP Finance BV, (Portugal), 3.63%, 07/15/2024 (e)	1,815
5,365	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	5,698
2,245	National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/2025	2,231
2,970	Shell International Finance BV, (Netherlands), 4.13%, 05/11/2035	3,179
3,325	Voya Financial, Inc., 3.13%, 07/15/2024	3,295

		16,218

	Insurance — 2.0%
	American International Group, Inc.,
3,455	3.88%, 01/15/2035	3,378
610	4.80%, 07/10/2045	665
1,290	Brighthouse Financial, Inc., 4.70%, 06/22/2047 (e)	1,264
1,850	Manulife Financial Corp., (Canada), (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 02/24/2032 (aa)	1,857
	MetLife, Inc.,
1,250	4.13%, 08/13/2042	1,293
1,100	6.40%, 12/15/2036	1,268
3,139	Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 06/15/2020 (x) (y) (aa)	3,268
2,175	Prudential Financial, Inc., (ICE LIBOR USD 3 Month + 3.92%), 5.62%, 06/15/2043 (aa)	2,357
1,145	Swiss Re Treasury US Corp., (Switzerland), 4.25%, 12/06/2042 (e)	1,184

		16,534

	Thrifts & Mortgage Finance — 0.3%
2,130	BPCE SA, (France), 5.15%, 07/21/2024 (e)	2,299

	Total Financials	246,027

	Health Care — 8.0%
	Biotechnology — 1.5%
3,655	AbbVie, Inc., 4.50%, 05/14/2035	3,908
2,449	Amgen, Inc., 4.40%, 05/01/2045	2,584
	Celgene Corp.,
1,995	3.45%, 11/15/2027	1,986
1,210	4.35%, 11/15/2047	1,222
2,975	Gilead Sciences, Inc., 4.60%, 09/01/2035	3,281

		12,981

	Health Care Equipment & Supplies — 1.3%
1,690	Abbott Laboratories, 4.75%, 11/30/2036	1,858
4,910	Becton Dickinson and Co., 3.36%, 06/06/2024	4,907
825	Hill-Rom Holdings, Inc., 5.75%, 09/01/2023 (e)	864
500	Kinetic Concepts, Inc., 7.88%, 02/15/2021 (e)	524
2,737	Medtronic, Inc., 4.38%, 03/15/2035	3,005

		11,158

	Health Care Providers & Services — 2.4%
	Anthem, Inc.,
3,635	3.50%, 08/15/2024	3,688
1,435	3.65%, 12/01/2027	1,441
2,325	Express Scripts Holding Co., 3.40%, 03/01/2027	2,269
	HCA, Inc.,
2,000	5.38%, 02/01/2025	2,075
500	5.88%, 03/15/2022	542
1,000	5.88%, 02/15/2026	1,063
500	HealthSouth Corp., 5.75%, 11/01/2024	512
1,035	McKesson Corp., 2.85%, 03/15/2023	1,030
	Tenet Healthcare Corp.,
250	6.75%, 02/01/2020	252
2,750	8.13%, 04/01/2022	2,723
4,635	UnitedHealth Group, Inc., 3.10%, 03/15/2026	4,656

		20,251

	Life Sciences Tools & Services — 0.3%
2,325	Thermo Fisher Scientific, Inc., 3.20%, 08/15/2027	2,289

	Pharmaceuticals — 2.5%
5,210	Actavis Funding SCS, 3.80%, 03/15/2025	5,243

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
1,090	Allergan Funding SCS, 4.55%, 03/15/2035	1,131
2,100	Johnson & Johnson, 3.40%, 01/15/2038	2,099
1,270	Mylan NV, 3.95%, 06/15/2026	1,266
2,230	Roche Holdings, Inc., (Switzerland), 2.38%, 01/28/2027 (e)	2,114
	Shire Acquisitions Investments Ireland DAC,
2,760	2.88%, 09/23/2023	2,701
2,295	3.20%, 09/23/2026	2,205
2,445	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 4.10%, 10/01/2046	1,867
	Valeant Pharmaceuticals International, Inc.,
750	6.75%, 08/15/2021 (e)	731
1,600	7.25%, 07/15/2022 (e)	1,556

		20,913

	Total Health Care	67,592

	Industrials — 7.6%
	Aerospace & Defense — 3.1%
2,550	Arconic, Inc., 5.90%, 02/01/2027	2,843
1,125	L3 Technologies, Inc., 3.85%, 12/15/2026	1,157
4,572	Lockheed Martin Corp., 3.55%, 01/15/2026	4,731
	Northrop Grumman Corp.,
350	2.55%, 10/15/2022	348
4,240	3.25%, 01/15/2028	4,240
	Rockwell Collins, Inc.,
2,635	2.80%, 03/15/2022	2,645
3,765	3.20%, 03/15/2024	3,798
1,370	Textron, Inc., 3.88%, 03/01/2025	1,421
	United Technologies Corp.,
3,715	2.80%, 05/04/2024	3,686
855	3.75%, 11/01/2046	837

		25,706

	Air Freight & Logistics — 0.5%
1,030	FedEx Corp., 4.10%, 02/01/2045	1,022
3,080	United Parcel Service, Inc., 2.80%, 11/15/2024	3,062

		4,084

	Building Products — 0.4%
1,120	Johnson Controls International plc, 4.50%, 02/15/2047	1,196
1,145	Masco Corp., 4.50%, 05/15/2047	1,153
1,340	Owens Corning, 4.30%, 07/15/2047	1,299

		3,648

	Commercial Services & Supplies — 0.1%
1,065	Republic Services, Inc., 3.38%, 11/15/2027	1,068

	Electrical Equipment — 0.2%
1,675	Eaton Corp., 3.10%, 09/15/2027	1,642

	Industrial Conglomerates — 0.6%
	Carlisle Cos., Inc.,
820	3.50%, 12/01/2024	825
715	3.75%, 12/01/2027	717
3,645	General Electric Co., Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 01/21/2021 (x) (y) (aa)	3,727

		5,269

	Machinery — 0.1%
910	Xylem, Inc., 4.38%, 11/01/2046	950

	Road & Rail — 1.7%
1,000	Avis Budget Car Rental LLC, 5.50%, 04/01/2023	1,019
1,300	Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	1,383
2,085	Canadian Pacific Railway Co., (Canada), 2.90%, 02/01/2025	2,064
2,335	CSX Corp., 3.25%, 06/01/2027	2,325
1,288	Herc Rentals, Inc., 7.75%, 06/01/2024 (e)	1,410
1,250	Hertz Corp. (The), 6.25%, 10/15/2022	1,194
1,885	JB Hunt Transport Services, Inc., 3.30%, 08/15/2022	1,920
2,720	Norfolk Southern Corp., 3.15%, 06/01/2027	2,700

		14,015

	Trading Companies & Distributors — 0.9%
7,150	Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	7,133
475	United Rentals North America, Inc., 5.75%, 11/15/2024	501

		7,634

	Total Industrials	64,016

	Information Technology — 9.2%
	Communications Equipment — 0.6%
1,000	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	1,070
4,095	Harris Corp., 3.83%, 04/27/2025	4,234

		5,304

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — 0.5%
2,555	Arrow Electronics, Inc., 3.88%, 01/12/2028	2,546
780	Corning, Inc., 4.38%, 11/15/2057	767
500	Zebra Technologies Corp., 7.25%, 10/15/2022	527

		3,840

	Internet Software & Services — 0.4%
845	Alibaba Group Holding Ltd., (China), 4.00%, 12/06/2037	858
1,000	Cogent Communications Group, Inc., 5.38%, 03/01/2022 (e)	1,055
1,000	Zayo Group LLC, 6.00%, 04/01/2023	1,043

		2,956

	IT Services — 0.5%
	First Data Corp.,
1,500	5.38%, 08/15/2023 (e)	1,556
500	5.75%, 01/15/2024 (e)	519
2,300	International Business Machines Corp., 3.45%, 02/19/2026	2,366

		4,441

	Semiconductors & Semiconductor Equipment — 2.1%
	Amkor Technology, Inc.,
1,500	6.38%, 10/01/2022	1,547
118	6.63%, 06/01/2021	120
1,970	Analog Devices, Inc., 3.50%, 12/05/2026	1,982
	Broadcom Corp.,
920	3.50%, 01/15/2028 (e)	872
2,350	3.63%, 01/15/2024 (e)	2,327
	Intel Corp.,
5,487	2.88%, 05/11/2024	5,525
1,050	4.10%, 05/11/2047	1,123
750	NXP BV, (Netherlands), 5.75%, 03/15/2023 (e)	776
2,620	QUALCOMM, Inc., 2.90%, 05/20/2024	2,534
1,000	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	1,087

		17,893

	Software — 2.4%
1,500	Infor US, Inc., 6.50%, 05/15/2022	1,545
	Microsoft Corp.,
1,790	2.40%, 08/08/2026	1,724
4,030	3.50%, 02/12/2035	4,116
1,990	3.70%, 08/08/2046	2,029
290	3.75%, 02/12/2045	296
	Oracle Corp.,
3,870	2.95%, 11/15/2024	3,886
4,970	3.25%, 11/15/2027	5,032
1,535	3.80%, 11/15/2037	1,568

		20,196

	Technology Hardware, Storage & Peripherals — 2.7%
	Apple, Inc.,
2,170	2.75%, 01/13/2025	2,152
5,075	3.20%, 05/11/2027	5,130
7,170	3.25%, 02/23/2026	7,294
1,055	3.45%, 02/09/2045	1,001
4,835	Dell International LLC, 6.02%, 06/15/2026 (e)	5,311
2,000	Western Digital Corp., 7.38%, 04/01/2023 (e)	2,175

		23,063

	Total Information Technology	77,693

	Materials — 2.5%
	Chemicals — 0.9%
1,250	Hexion, Inc., 6.63%, 04/15/2020	1,103
1,000	Huntsman International LLC, 5.13%, 11/15/2022	1,078
1,500	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	1,564
	Mosaic Co. (The),
1,160	3.25%, 11/15/2022	1,151
765	4.05%, 11/15/2027	759
850	Sherwin-Williams Co. (The), 4.50%, 06/01/2047	894
1,140	Westlake Chemical Corp., 4.38%, 11/15/2047	1,141

		7,690

	Construction Materials — 0.4%
2,065	Martin Marietta Materials, Inc., 3.45%, 06/01/2027	2,039
1,100	Vulcan Materials Co., 4.50%, 06/15/2047	1,108

		3,147

	Containers & Packaging — 0.2%
500	Ardagh Packaging Finance plc, (Ireland), 7.25%, 05/15/2024 (e)	547

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — continued
1,000	Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	1,017

		1,564

	Metals & Mining — 1.0%
1,340	Anglo American Capital plc, (United Kingdom), 3.63%, 09/11/2024 (e)	1,330
1,045	BHP Billiton Finance USA Ltd., (Australia), 5.00%, 09/30/2043	1,242
1,060	Glencore Funding LLC, (Switzerland), 4.00%, 03/27/2027 (e)	1,051
550	Newcrest Finance Pty. Ltd., (Australia), 5.75%, 11/15/2041 (e)	616
713	Nucor Corp., 5.20%, 08/01/2043	842
3,318	Vale Overseas Ltd., (Brazil), 6.25%, 08/10/2026	3,839

		8,920

	Total Materials	21,321

	Real Estate — 2.8%
	Equity Real Estate Investment Trusts (REITs) — 2.8%
1,437	Boston Properties LP, 3.65%, 02/01/2026	1,456
2,765	EPR Properties, 4.50%, 06/01/2027	2,783
1,000	GEO Group, Inc. (The), 5.13%, 04/01/2023	1,005
1,725	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	1,707
1,415	HCP, Inc., 4.20%, 03/01/2024	1,478
910	Liberty Property LP, 4.40%, 02/15/2024	970
1,265	Realty Income Corp., 3.65%, 01/15/2028	1,260
	Simon Property Group LP,
4,155	3.30%, 01/15/2026	4,152
930	3.38%, 12/01/2027 (w)	923
1,000	Uniti Group LP, 6.00%, 04/15/2023 (e)	987
	Ventas Realty LP,
1,790	3.85%, 04/01/2027	1,819
340	4.38%, 02/01/2045	343
2,513	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	2,631
2,405	Welltower, Inc., 4.00%, 06/01/2025	2,487

	Total Real Estate	24,001

	Telecommunication Services — 5.4%
	Diversified Telecommunication Services — 4.9%
	AT&T, Inc.,
5,300	3.90%, 08/14/2027	5,263
920	4.35%, 06/15/2045	831
1,706	4.50%, 05/15/2035	1,660
2,915	4.50%, 03/09/2048	2,667
1,720	5.15%, 02/14/2050	1,703
3,930	5.25%, 03/01/2037	4,091
	CCO Holdings LLC,
750	5.13%, 05/01/2023 (e)	776
500	5.75%, 02/15/2026 (e)	519
2,750	5.88%, 04/01/2024 (e)	2,881
750	CenturyLink, Inc., Series W, 6.75%, 12/01/2023	723
1,000	Intelsat Jackson Holdings SA, (Luxembourg), 8.00%, 02/15/2024 (e)	1,057
1,000	Level 3 Financing, Inc., 5.38%, 05/01/2025	1,003
1,350	Sprint Capital Corp., 8.75%, 03/15/2032	1,559
4,135	Telefonica Emisiones SAU, (Spain), 4.10%, 03/08/2027	4,230
	Verizon Communications, Inc.,
5,060	4.13%, 08/15/2046	4,592
4,116	4.27%, 01/15/2036	4,043
1,058	4.50%, 08/10/2033	1,095
1,430	5.01%, 04/15/2049	1,481
2,000	Windstream Services LLC, 7.75%, 10/01/2021	1,550

		41,724

	Wireless Telecommunication Services — 0.5%
	Sprint Corp.,
1,000	7.63%, 02/15/2025	1,062
1,250	7.88%, 09/15/2023	1,347
1,500	T-Mobile USA, Inc., 6.38%, 03/01/2025	1,610

		4,019

	Total Telecommunication Services	45,743

	Utilities — 8.2%
	Electric Utilities — 5.8%
1,670	Avangrid, Inc., 3.15%, 12/01/2024	1,667
830	Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/2028 (e)	827
4,470	Commonwealth Edison Co., 2.55%, 06/15/2026	4,326
1,750	Duke Energy Carolinas LLC, 3.70%, 12/01/2047	1,758
2,340	Duke Energy Corp., 3.15%, 08/15/2027	2,311

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
1,715	Duke Energy Indiana LLC, 3.75%, 05/15/2046	1,721
1,895	Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (e)	1,883
805	Edison International, 2.40%, 09/15/2022	791
1,175	Electricite de France SA, (France), 4.88%, 01/22/2044 (e)	1,259
1,540	Emera US Finance LP, (Canada), 4.75%, 06/15/2046	1,646
2,645	Enel Finance International NV, (Italy), 3.50%, 04/06/2028 (e)	2,578
580	Exelon Corp., 2.45%, 04/15/2021	578
990	FirstEnergy Corp., Series C, 4.85%, 07/15/2047	1,067
2,555	FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)	2,692
1,464	Fortis, Inc., (Canada), 3.06%, 10/04/2026	1,412
985	Indiana Michigan Power Co., Series L, 3.75%, 07/01/2047	971
	ITC Holdings Corp.,
2,145	3.35%, 11/15/2027 (e)	2,141
2,010	3.65%, 06/15/2024	2,063
1,650	Jersey Central Power & Light Co., 4.30%, 01/15/2026 (e)	1,722
805	Metropolitan Edison Co., 4.00%, 04/15/2025 (e)	827
1,090	New England Power Co., (United Kingdom), 3.80%, 12/05/2047 (e)	1,083
498	Oncor Electric Delivery Co. LLC, 2.95%, 04/01/2025	496
	Pacific Gas & Electric Co.,
2,570	2.95%, 03/01/2026	2,504
1,285	3.50%, 06/15/2025	1,307
4,384	Sierra Pacific Power Co., 2.60%, 05/01/2026	4,229
1,165	Southwestern Electric Power Co., Series J, 3.90%, 04/01/2045	1,167
990	Southwestern Public Service Co., 3.70%, 08/15/2047	993
2,830	Xcel Energy, Inc., 3.30%, 06/01/2025	2,858

		48,877

	Gas Utilities — 0.1%
905	Dominion Energy Gas Holdings LLC, 4.60%, 12/15/2044	968

	Independent Power and Renewable Electricity Producers — 0.5%
1,595	Exelon Generation Co. LLC, 3.40%, 03/15/2022	1,627
1,000	NRG Energy, Inc., 6.63%, 01/15/2027	1,077
1,385	Southern Power Co., Series F, 4.95%, 12/15/2046	1,491

		4,195

	Multi-Utilities — 1.8%
1,750	Ameren Illinois Co., 3.70%, 12/01/2047	1,747
	CMS Energy Corp.,
1,385	2.95%, 02/15/2027	1,332
1,435	3.45%, 08/15/2027	1,440
1,970	Consolidated Edison Co. of New York, Inc., Series C, 4.00%, 11/15/2057	1,987
2,484	Dominion Energy, Inc., Series D, 2.85%, 08/15/2026	2,389
1,065	NiSource Finance Corp., 3.95%, 03/30/2048	1,065
	Sempra Energy,
830	2.40%, 03/15/2020	830
1,536	3.25%, 06/15/2027	1,518
2,910	Southern Co. Gas Capital Corp., 3.25%, 06/15/2026	2,887

		15,195

	Total Utilities	69,235

	Total Corporate Bonds (Cost $798,284)	812,015

Short-Term Investments — 3.2%
	U.S. Treasury Obligations — 0.5%
	U.S. Treasury Bills,
486	1.08%, 12/07/2017 (k) (n)	486
3,850	1.08%, 02/22/2018 (k) (n)	3,840

	Total U.S. Treasury Obligations (Cost $4,326)	4,326

SHARES
	Investment Company — 2.7%
22,735	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $22,740)	22,739

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — continued
	Total Short-Term Investments (Cost $27,066)	27,065

	Total Investments — 100.2% (Cost $834,160)	848,023
	Liabilities in Excess of Other Assets — (0.2)%	(1,890)

	NET ASSETS — 100.0%	$846,133

Percentages indicated are based on net assets.

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	355	03/2018	USD	76,114	(17)
U.S. Treasury 5 Year Note	282	03/2018	USD	32,811	(49)
U.S. Treasury Long Bond	61	03/2018	USD	9,251	(71)
U.S. Treasury Ultra Bond	235	03/2018	USD	38,709	(436)

					(573)

Short Contracts
Euro-Bobl	(25)	12/2017	EUR	(3,913)	– (h)
Long Gilt	(10)	03/2018	GBP	(1,672)	7
U.S. Treasury 10 Year Note	(450)	03/2018	USD	(55,821)	164
U.S. Treasury 10 Year Ultra Note	(826)	03/2018	USD	(109,961)	589

					760

					187

Forward foreign currency exchange contracts outstanding as of November 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	27	USD	32	Goldman Sachs International	12/18/2017	1
GBP	6	USD	8	Standard Chartered Bank	12/18/2017	– (h)
USD	35	EUR	30	Royal Bank of Canada	12/18/2017	– (h)

Total unrealized appreciation						1

USD	7,105	EUR	6,030	Goldman Sachs International	12/18/2017	(80)
USD	2,119	GBP	1,605	TD Bank Financial Group	12/18/2017	(53)

Total unrealized depreciation						(133)

Net unrealized depreciation						(132)

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
USD	—	United States Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,739	$825,284	—	$848,023

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$1	$—	$1
Futures Contracts (a)	760	—	—	760

Total Appreciation in Other Financial Instruments	$760	$1	$—	$761

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$(133)	$—	$(133)
Futures Contracts (a)	(573)	—	—	(573)

Total Depreciation in Other Financial Instruments	$(573)	$(133)	$—	$(706)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral for Non-Derivative forward foreign currency exchange contracts.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 0.4%
	Colombia — 0.3%
22	Frontera Energy Corp. (a)	642

	Ireland — 0.1%
13	Frontera Energy Corp. SL (a)	359

	Total Common Stocks (Cost $1,325)	1,001

PRINCIPAL AMOUNT
Convertible Bond — 0.5%
	United Arab Emirates — 0.5%
EUR 1,200	Aabar Investments PJSC, Reg. S, Series UCG, 0.50%, 03/27/2020 (Cost $1,173)	1,303

	Corporate Bonds — 94.9%
	Argentina — 3.7%
610	Aeropuertos Argentina 2000 SA, 6.88%, 02/01/2027 (e)	661
1,075	Arcor SAIC, 6.00%, 07/06/2023 (e)	1,145
1,500	Banco Macro SA, Reg. S, (USD Swap Semi 5 Year + 5.46%), 6.75%, 11/04/2026 (aa)	1,551
330	Generacion Mediterranea SA, 9.63%, 07/27/2023 (e)	367
	Pampa Energia SA,
1,210	7.38%, 07/21/2023 (e)	1,322
1,130	7.50%, 01/24/2027 (e)	1,231
	YPF SA,
610	6.95%, 07/21/2027 (e)	647
820	Reg. S, 8.50%, 03/23/2021	927
1,130	Reg. S, 8.50%, 07/28/2025	1,313
243	Reg. S, 8.88%, 12/19/2018	256

		9,420

	Bahrain — 0.6%
1,470	Batelco International Finance No. 1 Ltd., Reg. S, 4.25%, 05/01/2020	1,439

	Brazil — 8.1%
1,040	Banco ABC Brasil SA, Reg. S, 7.88%, 04/08/2020	1,129
560	Banco Daycoval SA, Reg. S, 5.75%, 03/19/2019	574
	Banco do Brasil SA,
548	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 06/18/2024 (x) (y) (aa)	591
200	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 7.33%), 9.25%, 04/15/2023 (x) (y) (aa)	219
	Banco Votorantim SA,
620	(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.11%), 8.25%, 12/07/2022 (e) (x) (y) (aa)	620
1,115	Reg. S, 7.38%, 01/21/2020	1,197
1,340	Cemig Geracao e Transmissao SA, 9.25%, 12/05/2024 (e)	1,323
1,455	Centrais Eletricas Brasileiras SA, Reg. S, 6.88%, 07/30/2019	1,532
1,170	Itau Unibanco Holding SA, Reg. S, 5.75%, 01/22/2021	1,234
1,960	JSL Europe SA, 7.75%, 07/26/2024 (e)	2,071
1,850	Minerva Luxembourg SA, 6.50%, 09/20/2026 (e)	1,916
	Petrobras Global Finance BV,
1,280	6.85%, 06/05/2115	1,225
680	7.38%, 01/17/2027	751
688	8.38%, 05/23/2021	782
610	8.75%, 05/23/2026	725
1,710	Suzano Austria GmbH, 7.00%, 03/16/2047 (e)	1,939
725	Vale Overseas Ltd., 5.88%, 06/10/2021	795
1,691	Votorantim Cimentos SA, Reg. S, 7.25%, 04/05/2041	1,842

		20,465

	Chile — 3.0%
124	AES Gener SA, Reg. S, 5.25%, 08/15/2021	130
570	Celulosa Arauco y Constitucion SA, 5.50%, 11/02/2047 (e)	584
400	Cencosud SA, 5.15%, 02/12/2025 (e)	425
	Empresa Electrica Angamos SA,
200	4.88%, 05/25/2029 (e)	199
2,660	Reg. S, 4.88%, 05/25/2029	2,640
1,030	Empresa Electrica Guacolda SA, 4.56%, 04/30/2025 (e)	989
570	Engie Energia Chile SA, Reg. S, 5.63%, 01/15/2021	618
760	Geopark Ltd., 6.50%, 09/21/2024 (e)	778
1,141	VTR Finance BV, Reg. S, 6.88%, 01/15/2024	1,210

		7,573

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	China — 13.2%
700	Baoxin Auto Finance I Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 12.62%), 8.75%, 12/15/2019 (x) (y) (aa)	741
1,520	Bluestar Finance Holdings Ltd., Reg. S, 4.38%, 06/11/2020	1,560
610	CAR, Inc., Reg. S, 6.13%, 02/04/2020	627
1,530	CCCI Treasure Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.19%), 3.50%, 04/21/2020 (x) (y) (aa)	1,523
3,200	CDBL Funding 2, Reg. S, 3.00%, 08/01/2022	3,163
	Chinalco Capital Holdings Ltd.,
1,220	Reg. S, 4.00%, 08/25/2021	1,217
1,590	Reg. S, 4.25%, 04/21/2022	1,600
1,750	CITIC Ltd., Reg. S, 6.38%, 04/10/2020	1,879
1,000	Fortune Star BVI Ltd., Reg. S, 5.25%, 03/23/2022	996
1,210	GOME Retail Holdings Ltd., Reg. S, 5.00%, 03/10/2020	1,215
1,110	HeSteel Hong Kong Co. Ltd., Reg. S, 4.25%, 04/07/2020	1,115
1,220	Huarong Finance Co. Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 01/24/2022 (x) (y) (aa)	1,234
1,250	Huarong Finance II Co. Ltd., Reg. S, 2.75%, 06/03/2019	1,241
1,220	Keen Idea Global Ltd., Reg. S, 4.38%, 03/08/2020	1,217
1,900	Logan Property Holdings Co. Ltd., Reg. S, 5.25%, 02/23/2023	1,793
	Moon Wise Global Ltd.,
1,120	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 12.37%), 9.00%, 01/28/2019 (x) (y) (aa)	1,169
1,260	Overseas Chinese Town Asia Holdings Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%, 10/10/2020 (x) (y) (aa)	1,254
1,260	Rock International Investment, Inc., Reg. S, 6.63%, 03/27/2020	1,212
	Semiconductor Manufacturing International Corp.,
200	4.13%, 10/07/2019 (e)	203
1,020	Reg. S, 4.13%, 10/07/2019	1,033
1,250	Sino-Ocean Land Treasure III Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 09/21/2022 (x) (y) (aa)	1,238
1,380	Skyland Mining BVI Ltd., Reg. S, 3.25%, 07/06/2020	1,374
360	Times Property Holdings Ltd., Reg. S, 6.25%, 01/23/2020	362
744	Top Wise Excellence Enterprise Co. Ltd., Reg. S, 6.00%, 03/16/2020	759
1,270	Weichai International Hong Kong Energy Group Co. Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%, 09/14/2022 (x) (y) (aa)	1,248
1,230	Wisdom Glory Group Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.67%), 5.25%, 07/19/2020 (x) (y) (aa)	1,239
1,170	Yuzhou Properties Co. Ltd., Reg. S, 6.00%, 01/25/2022	1,183

		33,395

	Colombia — 3.1%
1,290	Banco GNB Sudameris SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.56%), 6.50%, 04/03/2027 (e) (aa)	1,346
1,950	Bancolombia SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027 (aa)	1,922
	Ecopetrol SA,
1,440	5.38%, 06/26/2026	1,543
603	5.88%, 05/28/2045	611
330	7.38%, 09/18/2043	389
883	Frontera Energy Corp., Series AI, 10.00% (cash), 11/02/2021 (v)	1,001
940	Millicom International Cellular SA, 6.00%, 03/15/2025 (e)	978

		7,790

	Congo, Democratic Republic of the — 0.6%
1,336	HTA Group Ltd., 9.13%, 03/08/2022 (e)	1,426

	Costa Rica — 0.4%
1,060	Autopistas del Sol SA, 7.38%, 12/30/2030 (e)	1,128

	Guatemala — 2.6%
	Agromercantil Senior Trust,
140	6.25%, 04/10/2019 (e)	145
580	Reg. S, 6.25%, 04/10/2019	598
1,005	Cementos Progreso Trust, Reg. S, 7.13%, 11/06/2023	1,074
1,300	Central American Bottling Corp., 5.75%, 01/31/2027 (e)	1,366

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Guatemala — continued
2,410	Comunicaciones Celulares SA, Reg. S, 6.88%, 02/06/2024	2,510
470	Energuate Trust, 5.88%, 05/03/2027 (e)	486
470	Industrial Senior Trust, Reg. S, 5.50%, 11/01/2022	481

		6,660

	Hong Kong — 4.0%
	Bank of East Asia Ltd. (The),
1,850	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.70%), 4.00%, 11/03/2026 (aa)	1,857
1,210	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%, 05/18/2022 (x) (y) (aa)	1,247
660	CK Hutchison Capital Securities Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 4.00%, 05/12/2022 (e) (x) (y) (aa)	672
330	Hutchison Whampoa International 14 Ltd., Reg. S, 3.63%, 10/31/2024	340
1,110	King Power Capital Ltd., Reg. S, 5.63%, 11/03/2024	1,244
1,840	LS Finance Ltd., Reg. S, 4.25%, 10/16/2022	1,854
440	Nan Fung Treasury Ltd., Reg. S, 4.50%, 09/20/2022	461
1,120	Studio City Co. Ltd., Reg. S, 7.25%, 11/30/2021	1,186
1,260	WTT Investment Ltd., 5.50%, 11/21/2022 (e)	1,274

		10,135

	India — 4.6%
1,461	Azure Power Energy Ltd., 5.50%, 11/03/2022 (e)	1,494
	Bharat Petroleum Corp. Ltd.,
1,100	Reg. S, 4.63%, 10/25/2022	1,170
1,213	Greenko Dutch BV, 5.25%, 07/24/2024 (e)	1,231
1,800	JSW Steel Ltd., Reg. S, 5.25%, 04/13/2022	1,841
	NTPC Ltd.,
680	Reg. S, 4.38%, 11/26/2024	722
700	Reg. S, 4.75%, 10/03/2022	752
1,380	UPL Corp. Ltd., 3.25%, 10/13/2021 (e)	1,375
	Vedanta Resources plc,
1,190	6.13%, 08/09/2024 (e)	1,218
910	6.38%, 07/30/2022 (e)	949
840	Reg. S, 7.13%, 05/31/2023	903

		11,655

	Indonesia — 3.6%
880	APL Realty Holdings Pte. Ltd., Reg. S, 5.95%, 06/02/2024	891
863	Listrindo Capital BV, 4.95%, 09/14/2026 (e)	873
	Minejesa Capital BV,
903	4.63%, 08/10/2030 (e)	916
858	5.63%, 08/10/2037 (e)	905
1,230	Perusahaan Listrik Negara PT, Reg. S, 4.13%, 05/15/2027	1,230
1,200	Pratama Agung Pte. Ltd., Reg. S, 6.25%, 02/24/2020	1,230
	Saka Energi Indonesia PT,
844	4.45%, 05/05/2024 (e)	855
980	Reg. S, 4.45%, 05/05/2024	993
1,120	Theta Capital Pte. Ltd., Reg. S, 7.00%, 04/11/2022	1,159

		9,052

	Israel — 2.9%
	Israel Electric Corp. Ltd.,
710	Reg. S, 6.88%, 06/21/2023	831
1,960	Reg. S, Series 6, 5.00%, 11/12/2024 (e)	2,102
	Teva Pharmaceutical Finance Netherlands III BV,
1,790	2.20%, 07/21/2021	1,648
3,300	3.15%, 10/01/2026	2,769

		7,350

	Jamaica — 2.4%
	Digicel Group Ltd.,
3,290	Reg. S, 7.13%, 04/01/2022	2,969
3,099	Reg. S, 8.25%, 09/30/2020	2,987

		5,956

	Jordan — 0.7%
1,820	Hikma Pharmaceuticals plc, Reg. S, 4.25%, 04/10/2020	1,829

	Kazakhstan — 0.5%
1,240	Nostrum Oil & Gas Finance BV, 8.00%, 07/25/2022 (e)	1,291

	Kuwait — 1.5%
	Kuwait Projects Co. SPC Ltd.,
712	Reg. S, 4.50%, 02/23/2027	707
2,868	Reg. S, 5.00%, 03/15/2023	3,001

		3,708

	Luxembourg — 0.8%
2,020	Altice Financing SA, Reg. S, 7.50%, 05/15/2026	2,111

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Macau — 0.2%
460	Industrial & Commercial Bank of China Macau Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 3.88%, 09/10/2024 (aa)	464

	Malaysia — 0.3%
	SSG Resources Ltd.,
650	Reg. S, 4.25%, 10/04/2022	678

	Mauritius — 1.0%
1,698	Liquid Telecommunications Financing plc, 8.50%, 07/13/2022 (e)	1,783
633	Neerg Energy Ltd., 6.00%, 02/13/2022 (e)	647

		2,430

	Mexico — 7.0%
1,170	Alfa SAB de CV, Reg. S, 6.88%, 03/25/2044	1,273
	Banco Mercantil del Norte SA,
2,200	(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.45%), 5.75%, 10/04/2031 (e) (aa)	2,242
1,200	(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 07/06/2022 (e) (x) (y) (aa)	1,266
1,170	(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%, 01/10/2028 (e) (x) (y) (aa)	1,276
	Elementia SAB de CV,
200	5.50%, 01/15/2025 (e)	207
750	Reg. S, 5.50%, 01/15/2025	777
890	Fresnillo plc, Reg. S, 5.50%, 11/13/2023	979
1,860	Grupo KUO SAB de CV, 5.75%, 07/07/2027 (e)	1,906
1,080	Grupo Posadas SAB de CV, Reg. S, 7.88%, 06/30/2022	1,129
	Mexichem SAB de CV,
860	5.50%, 01/15/2048 (e)	838
1,672	Reg. S, 5.88%, 09/17/2044	1,733
808	Mexico Generadora de Energia S de rl, Reg. S, 5.50%, 12/06/2032	846
550	Petroleos Mexicanos, 6.50%, 03/13/2027 (e)	607
760	Sigma Alimentos SA de CV, Reg. S, 6.88%, 12/16/2019	831
1,645	Sixsigma Networks Mexico SA de CV, Reg. S, 8.25%, 11/07/2021	1,731

		17,641

	Morocco — 1.2%
	OCP SA,
1,200	Reg. S, 4.50%, 10/22/2025	1,193
1,640	Reg. S, 6.88%, 04/25/2044	1,861

		3,054

	Netherlands — 1.0%
2,290	GTH Finance BV, 7.25%, 04/26/2023 (e)	2,599

	Nigeria — 1.9%
1,278	Fidelity Bank plc, 10.50%, 10/16/2022 (e)	1,291
2,160	IHS Netherlands Holdco BV, 9.50%, 10/27/2021 (e)	2,303
1,230	United Bank for Africa plc, Reg. S, 7.75%, 06/08/2022	1,264

		4,858

	Norway — 0.3%
700	DNO ASA, Reg. S, 8.75%, 06/18/2020 (e)	686

	Panama — 0.8%
950	Banistmo SA, 3.65%, 09/19/2022 (e)	947
1,126	ENA Norte Trust, Reg. S, 4.95%, 04/25/2023	1,173

		2,120

	Paraguay — 0.1%
150	Banco Regional SAECA, 8.13%, 01/24/2019 (e)	157

	Peru — 5.0%
960	Banco de Credito del Peru, Reg. S, (ICE LIBOR USD 3 Month + 7.04%), 6.13%, 04/24/2027 (aa)	1,061
970	Banco Internacional del Peru SAA Interbank, Reg. S, (ICE LIBOR USD 3 Month + 5.76%), 6.63%, 03/19/2029 (aa)	1,092
220	Consorcio Transmantaro SA, Reg. S, 4.38%, 05/07/2023	227
843	Corp. Lindley SA, Reg. S, 6.75%, 11/23/2021	941
1,200	Fenix Power Peru SA, 4.32%, 09/20/2027 (e)	1,200
945	Inkia Energy Ltd., 5.88%, 11/09/2027 (e)	952
3,180	Nexa Resources SA, 5.38%, 05/04/2027 (e)	3,377
1,040	Southern Copper Corp., 5.88%, 04/23/2045	1,251
1,350	Transportadora de Gas del Peru SA, Reg. S, 4.25%, 04/30/2028	1,395
999	Union Andina de Cementos SAA, Reg. S, 5.88%, 10/30/2021	1,046

		12,542

	Qatar — 2.7%
2,520	ABQ Finance Ltd., Reg. S, 3.50%, 02/22/2022	2,473

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Qatar — continued
1,220	IBQ Finance Ltd., Reg. S, 3.50%, 11/25/2020	1,218
3,180	QNB Finance Ltd., Reg. S, 2.13%, 09/07/2021	3,025

		6,716

	Russia — 2.0%
1,460	Credit Bank of Moscow, Reg. S, (USD Swap Semi 5 Year + 5.42%), 7.50%, 10/05/2027 (aa)	1,347
1,228	Metalloinvest Finance DAC, 4.85%, 05/02/2024 (e)	1,256
1,080	MMC Norilsk Nickel OJSC, 6.63%, 10/14/2022 (e)	1,220
1,210	Novolipetsk Steel, Reg. S, 4.50%, 06/15/2023	1,263

		5,086

	Saudi Arabia — 0.2%
530	Dar Al-Arkan Sukuk Co. Ltd., Reg. S, 6.88%, 04/10/2022	503

	Singapore — 2.3%
3,060	DBS Group Holdings Ltd., Reg. S, (USD Swap Semi 5 Year + 2.39%), 3.60%, 09/07/2021 (x) (y) (aa)	3,051
1,000	Olam International Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.29%), 5.35%, 07/20/2021 (x) (y) (aa)	1,004
1,890	United Overseas Bank Ltd., Reg. S, (USD Swap Semi 5 Year + 1.79%), 3.88%, 10/19/2023 (x) (y) (aa)	1,884

		5,939

	South Africa — 1.2%
1,420	MTN Mauritius Investment Ltd., 5.37%, 02/13/2022 (e)	1,464
	Stillwater Mining Co.,
1,294	6.13%, 06/27/2022 (e)	1,318
302	7.13%, 06/27/2025 (e)	314

		3,096

	South Korea — 1.8%
1,240	Kyobo Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.09%), 3.95%, 07/24/2047 (e) (aa)	1,261
3,141	Woori Bank, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%, 05/16/2022 (x) (y) (aa)	3,172

		4,433

	Turkey — 5.8%
594	Akbank TAS, Reg. S, (USD Swap Semi 5 Year + 5.03%), 7.20%, 03/16/2027 (aa)	619
	Finansbank A/S,
2,030	Reg. S, 4.88%, 05/19/2022	1,983
670	Reg. S, 6.25%, 04/30/2019	689
	KOC Holding A/S,
680	5.25%, 03/15/2023 (e)	707
800	Reg. S, 5.25%, 03/15/2023	832
1,050	Tupras Turkiye Petrol Rafinerileri A/S, Reg. S, 4.13%, 05/02/2018	1,053
646	Turkiye Garanti Bankasi A/S, Reg. S, (USD Swap Semi 5 Year + 4.22%), 6.13%, 05/24/2027 (aa)	640
	Turkiye Is Bankasi,
1,520	6.13%, 04/25/2024 (e)	1,510
1,210	Reg. S, 5.00%, 04/30/2020	1,212
1,270	Reg. S, 6.00%, 10/24/2022	1,258
	Turkiye Sise ve Cam Fabrikalari A/S,
1,830	Reg. S, 4.25%, 05/09/2020	1,851
	Yapi ve Kredi Bankasi A/S,
1,190	Reg. S, (USD Swap Semi 5 Year + 7.40%), 8.50%, 03/09/2026 (aa)	1,257
TRY 3,720	Reg. S, 13.13%, 06/10/2020	931

		14,542

	Ukraine — 0.0% (g)
7	Metinvest BV, (6.58% (PIK), 2.79% (cash)), 12/31/2021 (v)	7

	United Arab Emirates — 3.3%
1,180	Abu Dhabi National Energy Co. PJSC, Reg. S, 3.88%, 05/06/2024	1,198
370	DIP Sukuk Ltd., Reg. S, 4.29%, 02/20/2019	374
1,590	EA Partners I BV, Reg. S, 6.88%, 09/28/2020	1,201
	EA Partners II BV,
1,571	Reg. S, 6.75%, 06/01/2021	1,131
1,010	EMG SUKUK Ltd., Reg. S, 4.56%, 06/18/2024	1,047
1,816	MAF Global Securities Ltd., Reg. S, (USD Swap Semi 5 Year + 5.70%), 7.13%, 10/29/2018 (x) (y) (aa)	1,861
840	MAF Sukuk Ltd., Reg. S, 4.50%, 11/03/2025	869
540	Rakfunding Cayman Ltd., Reg. S, 3.25%, 06/24/2019	543

		8,224

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — 0.5%
1,130	Sable International Finance Ltd., Reg. S, 6.88%, 08/01/2022	1,209

	Total Corporate Bonds (Cost $234,868)	239,367

Foreign Government Securities — 1.3%
	Argentina — 0.5%
1,040	Provincia de Buenos Aires, Reg. S, 9.95%, 06/09/2021	1,204

	Sri Lanka — 0.3%
730	Republic of Sri Lanka, 6.20%, 05/11/2027 (e)	768

	Ukraine — 0.5%
1,190	Republic of Ukraine, Reg. S, 7.75%, 09/01/2021	1,269

	Total Foreign Government Securities (Cost $3,113)	3,241

Supranational — 0.5%
1,240	African Export-Import Bank (The), Reg. S, 4.13%, 06/20/2024 (Cost $1,254)	1,251

U.S. Treasury Obligation — 0.1%
240	U.S. Treasury Notes, 0.88%, 03/31/2018 (k) (Cost $240)	240

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
5,487	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $5,488)	5,488

	Total Investments — 99.8% (Cost $247,461)	251,891
	Other Assets in Excess of Liabilities — 0.2%	384

	NET ASSETS — 100.0%	$252,275

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	135	03/2018	USD	16,746	(45)
U.S. Treasury Long Bond	16	03/2018	USD	2,427	(5)

					(50)

Short Contracts
U.S. Treasury 2 Year Note	(27)	03/2018	USD	(5,789)	1
U.S. Treasury 5 Year Note	(60)	03/2018	USD	(6,981)	15

					16

					(34)

Forward foreign currency exchange contracts outstanding as of November 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	502	USD	592	Merrill Lynch International	12/29/2017	6
USD	1,188	EUR	992	Goldman Sachs International	12/29/2017	4
USD	992	TRY	3,720	Citibank, NA	12/29/2017	50

Total unrealized appreciation						60

USD	482	EUR	406	Goldman Sachs International	12/29/2017	(2)

Total unrealized depreciation						(2)

Net unrealized appreciation						58

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DIP	—	Debtor-in-possession
EUR	—	Euro
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
TRY	—	Turkish Lira
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of November 30, 2017.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,489	$245,402	$—	$251,891

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	—	60	—	60
Futures Contracts (a)	$16	$—	$—	$16

Total Appreciation in Other Financial Instruments	$16	$60	$—	$76

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	—	(2)	—	(2)
Futures Contracts (a)	$(50)	$—	$—	$(50)

Total Depreciation in Other Financial Instruments	$(50)	$(2)	$—	$(52)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a common stock and a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and useds forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 21.8%
	Argentina — 1.2%
3,234	Pampa Energia SA, Reg. S, 7.38%, 07/21/2023	3,533
	YPF SA,
5,906	Reg. S, 8.50%, 03/23/2021	6,678
9,233	Reg. S, 8.75%, 04/04/2024	10,595

		20,806

	Azerbaijan — 0.9%
15,000	State Oil Co. of the Azerbaijan Republic, Reg. S, 6.95%, 03/18/2030	16,481

	Brazil — 2.2%
10,650	Caixa Economica Federal, Reg. S, 4.50%, 10/03/2018	10,773
4,500	Cemig Geracao e Transmissao SA, 9.25%, 12/05/2024 (e)	4,443
3,667	GTL Trade Finance, Inc., Reg. S, 5.89%, 04/29/2024	3,983
12,100	Petrobras Global Finance BV, 8.38%, 05/23/2021	13,746
4,500	Votorantim Cimentos SA, Reg. S, 7.25%, 04/05/2041	4,901

		37,846

	Chile — 0.7%
4,900	Corp. Nacional del Cobre de Chile, Reg. S, 4.50%, 09/16/2025	5,238
3,000	Empresa Nacional del Petroleo, Reg. S, 3.75%, 08/05/2026	2,981
4,500	VTR Finance BV, Reg. S, 6.88%, 01/15/2024	4,770

		12,989

	China — 0.1%
2,000	Franshion Development Ltd., Reg. S, 6.75%, 04/15/2021	2,203

	Colombia — 1.0%
	Ecopetrol SA,
8,706	5.38%, 06/26/2026	9,332
7,550	5.88%, 09/18/2023	8,430

		17,762

	Croatia — 0.1%
2,000	Hrvatska Elektroprivreda, Reg. S, 5.88%, 10/23/2022	2,210

	Ecuador — 0.2%
2,630	Petroamazonas EP, 4.63%, 02/16/2020 (e)	2,555

	Hong Kong — 0.2%
2,300	Shimao Property Holdings Ltd., Reg. S, 8.38%, 02/10/2022	2,496

	Hungary — 0.2%
	MFB Magyar Fejlesztesi Bank Zrt.,
1,220	6.25%, 10/21/2020 (e)	1,339
2,000	Reg. S, 6.25%, 10/21/2020	2,195

		3,534

	India — 0.7%
3,800	IDBI Bank Ltd., Reg. S, 3.75%, 01/25/2019	3,828
7,800	Vedanta Resources plc, Reg. S, 6.38%, 07/30/2022	8,132

		11,960

	Indonesia — 1.4%
6,373	Minejesa Capital BV, 4.63%, 08/10/2030 (e)	6,469
	Pertamina Persero PT,
1,100	Reg. S, 6.00%, 05/03/2042	1,250
8,000	Reg. S, 6.45%, 05/30/2044	9,570
4,300	Reg. S, 6.50%, 05/27/2041	5,165
2,600	Perusahaan Listrik Negara PT, Reg. S, 4.13%, 05/15/2027	2,600

		25,054

	Kazakhstan — 1.7%
5,110	Kazakhstan Temir Zholy Finance BV, Reg. S, 6.95%, 07/10/2042	5,806
2,129	Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/2027 (e)	2,169
	KazMunayGas National Co. JSC,
3,491	Reg. S, 4.40%, 04/30/2023	3,578
5,100	Reg. S, 4.75%, 04/19/2027	5,329
9,750	Reg. S, 7.00%, 05/05/2020	10,628
1,875	Reg. S, 9.13%, 07/02/2018	1,945

		29,455

	Mexico — 4.8%
4,140	Banco Mercantil del Norte SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 07/06/2022 (e) (x) (y) (aa)	4,366
	Banco Nacional de Comercio Exterior SNC,
3,010	(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 08/11/2026 (e) (aa)	2,991
2,500	Reg. S, 4.38%, 10/14/2025	2,591
2,770	Mexico City Airport Trust, 5.50%, 07/31/2047 (e)	2,767
	Petroleos Mexicanos,
5,171	(ICE LIBOR USD 3 Month + 3.65%), 4.97%, 03/11/2022 (e) (aa)	5,670
16,100	5.50%, 01/21/2021	17,187
1,000	6.50%, 03/13/2027 (e)	1,103
15,044	6.75%, 09/21/2047 (e)	15,879

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico –– continued
700	Reg. S, (ICE LIBOR USD 3 Month + 3.65%), 4.97%, 03/11/2022 (aa)	767
20,400	Reg. S, 5.38%, 03/13/2022	21,808
9,250	Reg. S, 6.50%, 03/13/2027	10,200

		85,329

	Morocco — 0.3%
5,010	OCP SA, Reg. S, 6.88%, 04/25/2044	5,686

	Peru — 1.0%
4,821	Cia Minera Milpo SAA, Reg. S, 4.63%, 03/28/2023	5,010
600	Consorcio Transmantaro SA, Reg. S, 4.38%, 05/07/2023	619
2,900	Fondo MIVIVIENDA SA, Reg. S, 3.50%, 01/31/2023	2,936
	Petroleos del Peru SA,
5,100	4.75%, 06/19/2032 (e)	5,215
3,430	5.63%, 06/19/2047 (e)	3,636

		17,416

	Russia — 2.0%
8,500	GTLK Europe DAC, Reg. S, 5.13%, 05/31/2024	8,649
2,500	Russian Agricultural Bank OJSC Via RSHB Capital SA, Reg. S, 7.75%, 05/29/2018	2,560
4,350	Sberbank of Russia Via SB Capital SA, Reg. S, 6.13%, 02/07/2022	4,752
	Vnesheconombank Via VEB Finance plc,
2,100	Reg. S, 4.22%, 11/21/2018	2,121
9,950	Reg. S, 5.94%, 11/21/2023	10,858
5,600	Reg. S, 6.03%, 07/05/2022	6,118

		35,058

	South Africa — 0.7%
	Eskom Holdings SOC Ltd.,
1,326	Reg. S, 5.75%, 01/26/2021	1,312
2,200	Reg. S, 6.75%, 08/06/2023	2,196
6,915	Reg. S, 7.13%, 02/11/2025	6,949
2,300	Transnet SOC Ltd., Reg. S, 4.00%, 07/26/2022	2,231

		12,688

	Sri Lanka — 0.2%
3,110	National Savings Bank, Reg. S, 8.88%, 09/18/2018	3,239

	Trinidad and Tobago — 0.2%
3,981	Petroleum Co. of Trinidad & Tobago Ltd., Reg. S, 9.75%, 08/14/2019	4,260

	Tunisia — 0.7%
12,400	Republic of Banque Centrale de Tunisie,
	Reg. S, 5.75%, 01/30/2025	12,307

	Turkey — 0.2%
4,080	TC Ziraat Bankasi A/S, 5.13%, 09/29/2023 (e)	3,942

	Ukraine — 0.3%
	State Savings Bank of Ukraine,
3,300	Reg. S, SUB, 9.38%, 03/10/2023	3,535
2,300	Reg. S, SUB, 9.63%, 03/20/2025	2,484

		6,019

	United Arab Emirates — 0.2%
2,100	DP World Ltd., Reg. S, 6.85%, 07/02/2037	2,583

	Venezuela, Bolivarian Republic of — 0.6%
	Petroleos de Venezuela SA,
11,483	Reg. S, 5.38%, 04/12/2027	2,710
1,700	Reg. S, 5.50%, 04/12/2037	391
9,566	Reg. S, 6.00%, 11/15/2026	2,105
2,854	Reg. S, 8.50%, 10/27/2020	2,255
2,730	Reg. S, 9.00%, 11/17/2021	771
3,420	Reg. S, 9.75%, 05/17/2035	906
3,370	Reg. S, 12.75%, 02/17/2022	960

		10,098

	Total Corporate Bonds (Cost $376,568)	383,976

	Foreign Government Securities — 74.1%
	Angola — 1.3%
	Republic of Angola,
3,947	Reg. S, 7.00%, 08/17/2019	4,056
16,300	Reg. S, 9.50%, 11/12/2025	18,358

		22,414

	Argentina — 5.2%
	Provincia de Buenos Aires,
2,454	7.88%, 06/15/2027 (e)	2,730
800	Reg. S, 9.38%, 09/14/2018	838
13,770	Reg. S, 9.95%, 06/09/2021	15,939
	Provincia de Cordoba,
5,600	7.13%, 08/01/2027 (e)	5,950
1,810	7.45%, 09/01/2024 (e)	1,978
2,300	Reg. S, 7.13%, 06/10/2021	2,478
1,200	Reg. S, 7.45%, 09/01/2024	1,311
3,950	Provincia de Mendoza Argentina, Reg. S, 8.38%, 05/19/2024	4,404
	Republic of Argentina,
23,550	6.88%, 04/22/2021	25,611

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Argentina –– continued
5,660	7.13%, 06/28/2117 (e)	5,807
10,571	8.28%, 12/31/2033	12,329
12,438	Reg. S, 7.13%, 06/28/2117	12,761

		92,136

	Armenia — 0.5%
8,100	Republic of Armenia, Reg. S, 7.15%, 03/26/2025	9,112

	Azerbaijan — 0.2%
4,300	Republic of Azerbaijan, Reg. S, 4.75%, 03/18/2024	4,408

	Belarus — 2.0%
	Republic of Belarus,
5,703	6.88%, 02/28/2023 (e)	6,009
8,749	7.63%, 06/29/2027 (e)	9,563
14,700	Reg. S, 6.88%, 02/28/2023	15,490
4,360	Reg. S, 8.95%, 01/26/2018	4,382

		35,444

	Bermuda — 0.3%
	Government of Bermuda,
2,000	Reg. S, 4.14%, 01/03/2023	2,099
3,600	Reg. S, 4.85%, 02/06/2024	3,927

		6,026

	Brazil — 1.9%
	Federative Republic of Brazil,
20,750	5.00%, 01/27/2045	19,370
5,511	6.00%, 04/07/2026	6,128
5,650	8.25%, 01/20/2034	7,395

		32,893

	Cameroon — 0.2%
2,400	Republic of Cameroon, Reg. S, 9.50%, 11/19/2025	2,868

	Colombia — 2.3%
	Republic of Colombia,
9,300	3.88%, 04/25/2027	9,430
1,850	4.50%, 01/28/2026	1,978
17,800	5.00%, 06/15/2045	18,610
6,471	7.38%, 09/18/2037	8,632
1,100	8.13%, 05/21/2024	1,397
673	10.38%, 01/28/2033	1,060

		41,107

	Costa Rica — 1.8%
	Republic of Costa Rica,
3,832	Reg. S, 4.25%, 01/26/2023	3,750
3,785	Reg. S, 4.38%, 04/30/2025	3,660
6,400	Reg. S, 7.00%, 04/04/2044	6,640
12,835	Reg. S, 7.16%, 03/12/2045	13,573
5,109	Republic of Instituto Costarricense de Electricidad, Reg. S, 6.38%, 05/15/2043	4,739

		32,362

	Croatia — 2.0%
	Republic of Croatia,
14,890	Reg. S, 6.00%, 01/26/2024	16,956
400	Reg. S, 6.38%, 03/24/2021	441
10,400	Reg. S, 6.63%, 07/14/2020	11,349
5,720	Reg. S, 6.75%, 11/05/2019	6,156

		34,902

	Dominican Republic — 2.8%
	Government of Dominican Republic,
9,812	Reg. S, 5.88%, 04/18/2024	10,597
14,146	Reg. S, 6.88%, 01/29/2026	16,192
11,350	Reg. S, 7.45%, 04/30/2044	13,492
8,913	Reg. S, 7.50%, 05/06/2021	9,734

		50,015

	Ecuador — 3.0%
	Republic of Ecuador,
7,760	8.75%, 06/02/2023 (e)	8,381
22,660	8.88%, 10/23/2027 (e)	24,109
3,750	Reg. S, 7.95%, 06/20/2024	3,900
2,100	Reg. S, 8.75%, 06/02/2023	2,268
7,000	Reg. S, 9.65%, 12/13/2026	7,849
5,700	Reg. S, 10.75%, 03/28/2022	6,586

		53,093

	Egypt — 1.1%
	Arab Republic of Egypt,
7,119	Reg. S, 5.88%, 06/11/2025	7,252
4,900	Reg. S, 7.50%, 01/31/2027	5,421
6,100	Reg. S, 8.50%, 01/31/2047	6,946

		19,619

	El Salvador — 2.1%
	Republic of El Salvador,
2,950	Reg. S, 5.88%, 01/30/2025	2,895
2,184	Reg. S, 6.38%, 01/18/2027	2,173
840	Reg. S, 7.38%, 12/01/2019	881
6,392	Reg. S, 7.63%, 02/01/2041	6,704
12,580	Reg. S, 7.65%, 06/15/2035	13,209
4,450	Reg. S, 7.75%, 01/24/2023	4,817
6,419	Reg. S, 8.25%, 04/10/2032	7,181

		37,860

	Ethiopia — 0.2%
3,300	Federal Democratic Republic of Ethiopia, Reg. S, 6.63%, 12/11/2024	3,416

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Gabon — 0.4%
7,378	Gabonese Republic, Reg. S, 6.38%, 12/12/2024	7,341

	Ghana — 1.1%
	Republic of Ghana,
8,000	Reg. S, 8.13%, 01/18/2026	8,690
7,506	Reg. S, 10.75%, 10/14/2030	10,114

		18,804

	Honduras — 0.8%
	Republic of Honduras,
5,300	Reg. S, 7.50%, 03/15/2024	5,936
7,951	Reg. S, 8.75%, 12/16/2020	8,905

		14,841

	Hungary — 2.6%
	Republic of Hungary,
4,622	5.38%, 02/21/2023	5,159
8,990	5.38%, 03/25/2024	10,192
26,472	5.75%, 11/22/2023	30,344

		45,695

	Indonesia — 3.0%
	Republic of Indonesia,
IDR 231,600,000	7.00%, 05/15/2027	17,707
1,860	Reg. S, 4.13%, 01/15/2025	1,933
1,200	Reg. S, 4.35%, 01/08/2027	1,260
7,760	Reg. S, 5.88%, 01/15/2024	8,843
10,500	Reg. S, 6.63%, 02/17/2037	13,374
7,385	Reg. S, 6.75%, 01/15/2044	9,757

		52,874

	Iraq — 0.6%
11,291	Republic of Iraq, Reg. S, 5.80%, 01/15/2028	10,783

	Ivory Coast — 0.4%
	Republic of Cote d’Ivoire,
893	Reg. S, 6.38%, 03/03/2028	935
6,732	Reg. S, SUB, 5.75%, 12/31/2032	6,715

		7,650

	Jamaica — 1.5%
	Jamaica Government International Bond,
600	7.63%, 07/09/2025	718
2,350	7.88%, 07/28/2045	2,879
2,144	8.00%, 06/24/2019	2,256
14,459	8.00%, 03/15/2039	17,785
1,759	9.25%, 10/17/2025	2,311

		25,949

	Jordan — 1.1%
	Kingdom of Jordan,
6,730	7.38%, 10/10/2047 (e)	6,923
2,800	Reg. S, 5.75%, 01/31/2027	2,769
9,400	Reg. S, 6.13%, 01/29/2026	9,670

		19,362

	Kazakhstan — 1.3%
	Republic of Kazakhstan,
5,424	Reg. S, 3.88%, 10/14/2024	5,628
6,400	Reg. S, 4.88%, 10/14/2044	6,784
4,900	Reg. S, 5.13%, 07/21/2025	5,473
3,440	Reg. S, 6.50%, 07/21/2045	4,369

		22,254

	Kenya — 1.0%
17,400	Republic of Kenya, Reg. S, 6.88%, 06/24/2024	18,357

	Lebanon — 4.1%
	Republic of Lebanon,
11,810	6.38%, 03/09/2020	11,589
4,350	Reg. S, 5.15%, 06/12/2018	4,320
14,679	Reg. S, 5.45%, 11/28/2019	14,257
12,268	Reg. S, 6.60%, 11/27/2026	11,501
13,800	Reg. S, 6.65%, 02/26/2030	12,661
16,985	Reg. S, 8.25%, 04/12/2021	17,410

		71,738

	Malaysia — 0.4%
8,000	1MDB Global Investments Ltd., Reg. S, 4.40%, 03/09/2023	7,730

	Mexico — 0.8%
	United Mexican States,
EUR 2,060	3.38%, 02/23/2031	2,774
9,750	5.55%, 01/21/2045	11,095

		13,869

	Mongolia — 0.6%
	Mongolia Government International Bond,
1,910	5.63%, 05/01/2023 (e)	1,919
1,240	8.75%, 03/09/2024 (e)	1,414
600	Reg. S, 8.75%, 03/09/2024	684
5,900	Reg. S, 10.88%, 04/06/2021	6,903

		10,920

	Morocco — 0.2%
2,400	Kingdom of Morocco, Reg. S, 5.50%, 12/11/2042	2,694

	Namibia — 0.7%
12,600	Republic of Namibia, Reg. S, 5.25%, 10/29/2025	12,758

	Nigeria — 0.7%
	Federal Republic of Nigeria,
4,450	6.50%, 11/28/2027 (e)	4,534
8,010	7.63%, 11/28/2047 (e)	8,250

		12,784

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Oman — 1.7%
	Oman Government International Bond,
11,700	Reg. S, 4.75%, 06/15/2026	11,437
8,100	Reg. S, 5.38%, 03/08/2027	8,231
10,000	Reg. S, 6.50%, 03/08/2047	10,050

		29,718

	Pakistan — 1.6%
	Republic of Pakistan,
15,397	Reg. S, 7.25%, 04/15/2019	15,942
11,632	Reg. S, 8.25%, 04/15/2024	12,763

		28,705

	Panama — 1.5%
	Republic of Panama,
4,600	4.50%, 05/15/2047	4,950
5,100	6.70%, 01/26/2036	6,809
4,290	8.88%, 09/30/2027	6,247
5,550	9.38%, 04/01/2029	8,394

		26,400

	Paraguay — 1.0%
	Republic of Paraguay,
1,530	4.70%, 03/27/2027 (e)	1,604
4,100	Reg. S, 5.00%, 04/15/2026	4,408
10,720	Reg. S, 6.10%, 08/11/2044	12,248

		18,260

	Peru — 0.8%
11,005	Republic of Peru, 5.63%, 11/18/2050	14,031

	Philippines — 1.2%
	Republic of Philippines,
9,550	7.75%, 01/14/2031	13,595
4,300	9.50%, 02/02/2030	6,794

		20,389

	Romania — 1.5%
	Republic of Romania,
5,374	Reg. S, 4.38%, 08/22/2023	5,757
3,858	Reg. S, 4.88%, 01/22/2024	4,249
7,000	Reg. S, 6.13%, 01/22/2044	8,951
6,966	Reg. S, 6.75%, 02/07/2022	7,993

		26,950

	Russia — 1.1%
	Russian Federation,
2,000	Reg. S, 4.50%, 04/04/2022	2,124
2,600	Reg. S, 4.88%, 09/16/2023	2,829
12,000	Reg. S, 5.88%, 09/16/2043	13,824

		18,777

	Senegal — 0.4%
	Republic of Senegal,
3,500	6.25%, 05/23/2033 (e)	3,644
3,000	Reg. S, 6.25%, 05/23/2033	3,124

		6,768

	Serbia — 1.2%
	Republic of Serbia,
6,200	Reg. S, 4.88%, 02/25/2020	6,448
12,100	Reg. S, 7.25%, 09/28/2021	13,861

		20,309

	South Africa — 1.5%
	Republic of South Africa,
6,800	4.30%, 10/12/2028	6,401
9,400	5.00%, 10/12/2046	8,472
2,640	5.38%, 07/24/2044	2,524
3,900	5.50%, 03/09/2020	4,095
3,800	5.88%, 05/30/2022	4,137

		25,629

	Sri Lanka — 1.9%
	Republic of Sri Lanka,
5,740	6.20%, 05/11/2027 (e)	6,041
800	Reg. S, 5.75%, 01/18/2022	838
4,300	Reg. S, 5.88%, 07/25/2022	4,541
8,784	Reg. S, 6.25%, 10/04/2020	9,278
3,300	Reg. S, 6.25%, 07/27/2021	3,519
4,460	Reg. S, 6.83%, 07/18/2026	4,895
3,800	Reg. S, 6.85%, 11/03/2025	4,175

		33,287

	Tajikistan — 0.1%
1,810	Republic of Tajikistan International Bond, 7.13%, 09/14/2027 (e)	1,739

	Turkey — 2.7%
	Republic of Turkey,
3,100	5.63%, 03/30/2021	3,247
3,445	5.75%, 03/22/2024	3,609
3,700	6.00%, 03/25/2027	3,885
8,850	6.00%, 01/14/2041	8,739
3,300	6.25%, 09/26/2022	3,556
6,550	6.63%, 02/17/2045	6,902
13,880	7.38%, 02/05/2025	15,789
1,050	8.00%, 02/14/2034	1,266

		46,993

	Ukraine — 3.6%
	Republic of Ukraine,
8,700	7.38%, 09/25/2032 (e)	8,578
1,615	Reg. S, + 0.00%), 0.00%, 05/31/2040 (aa)	891

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Ukraine –– continued
17,400	Reg. S, 7.75%, 09/01/2020	18,466
6,750	Reg. S, 7.75%, 09/01/2021	7,196
4,500	Reg. S, 7.75%, 09/01/2023	4,786
4,300	Reg. S, 7.75%, 09/01/2024	4,532
13,438	Reg. S, 7.75%, 09/01/2025	14,056
4,143	Ukreximbank Via Biz Finance plc, Reg. S, 9.75%, 01/22/2025	4,511

		63,016

	Uruguay — 2.6%
	Republic of Uruguay,
17,879	5.10%, 06/18/2050	19,667
3,306	7.63%, 03/21/2036	4,703
6,246	7.88%, 01/15/2033	8,932
UYU 129,670	8.50%, 03/15/2028 (e)	4,468
UYU 222,316	9.88%, 06/20/2022 (e)	8,139

		45,909

	Venezuela, Bolivarian Republic of — 0.3%
	Republic of Venezuela,
1,572	9.38%, 01/13/2034	338
1,700	Reg. S, 6.00%, 12/09/2020	344
4,553	Reg. S, 7.65%, 04/21/2025	979
2,812	Reg. S, 7.75%, 10/13/2019	699
6,080	Reg. S, 8.25%, 10/13/2024	1,304
1,167	Reg. S, 9.00%, 05/07/2023	257
3,610	Reg. S, 9.25%, 05/07/2028	776
2,740	Reg. S, 11.75%, 10/21/2026	651
3,370	Reg. S, 12.75%, 08/23/2022	800

		6,148

	Vietnam — 0.1%
1,000	Republic of Vietnam, Reg. S, 6.75%, 01/29/2020	1,084

	Zambia — 1.1%
17,400	Republic of Zambia, Reg. S, 8.97%, 07/30/2027	19,227

	Total Foreign Government Securities (Cost $1,267,517)	1,307,417

	U.S. Treasury Obligation — 0.0% (g)
600	U.S. Treasury Notes, 0.88%, 03/31/2018 (Cost $599)	599

	Short-Term Investments — 3.6%
	Foreign Government Treasury Bills — 1.0%
	Arab Republic of Egypt, (Egypt),
EGP190,000	18.50%, 08/07/2018 (n)	9,484
EGP159,600	18.78%, 09/18/2018 (n)	7,842

	Total Foreign Government Treasury Bills (Cost $17,448)	17,326

SHARES
	Investment Company — 2.6%
45,748	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $45,757)	45,757

	Total Short-Term Investments (Cost $63,205)	63,083

	Total Investments — 99.5% (Cost $1,707,889)	1,755,075
	Other Assets in Excess of Liabilities — 0.5%	9,170

	NET ASSETS — 100.0%	$1,764,245

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward foreign currency exchange contracts outstanding as of November 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	5,817	USD	4,396	Goldman Sachs International	12/15/2017	4
CNY	29,145	USD	4,368	HSBC Bank, N.A.**	12/15/2017	41
CZK	289,088	USD	13,302	Goldman Sachs International	12/15/2017	192
CZK	95,999	USD	4,354	HSBC Bank, N.A.	12/15/2017	127
EUR	3,857	USD	4,574	Credit Suisse International	12/15/2017	20
EUR	3,589	USD	4,212	Goldman Sachs International	12/15/2017	62
EUR	3,727	USD	4,351	Standard Chartered Bank	12/15/2017	88
IDR	59,647,914	USD	4,394	Goldman Sachs International**	12/15/2017	2
ILS	15,404	USD	4,374	HSBC Bank, N.A.	12/15/2017	34
KRW	4,803,700	USD	4,413	Citibank, NA**	12/15/2017	4
KRW	4,959,672	USD	4,386	Goldman Sachs International**	12/15/2017	173
PLN	15,981	USD	4,478	Royal Bank of Canada	12/15/2017	50
RUB	280,812	USD	4,764	Citibank, NA**	12/15/2017	32
RUB	256,684	USD	4,378	Goldman Sachs International**	12/15/2017	6
THB	143,213	USD	4,382	Goldman Sachs International	12/15/2017	4
USD	4,326	AUD	5,534	Citibank, NA	12/15/2017	140
USD	13,098	AUD	16,826	Goldman Sachs International	12/15/2017	373
USD	4,570	AUD	6,032	TD Bank Financial Group	12/15/2017	7
USD	4,368	BRL	13,792	Goldman Sachs International**	12/15/2017	160
USD	4,378	CAD	5,364	Credit Suisse International	12/15/2017	220
USD	4,572	CAD	5,730	Goldman Sachs International	12/15/2017	129
USD	4,354	CAD	5,427	HSBC Bank, N.A.	12/15/2017	147
USD	8,781	CLP	5,588,695	Citibank, NA**	12/15/2017	147
USD	2,095	CLP	1,343,807	Deutsche Bank AG**	12/15/2017	19
USD	10,840	CLP	6,938,069	Goldman Sachs International**	12/15/2017	122
USD	4,321	COP	12,920,481	Citibank, NA**	12/15/2017	43
USD	8,798	EUR	7,314	Royal Bank of Canada	12/15/2017	86
USD	4,508	HUF	1,154,127	Goldman Sachs International	12/15/2017	117
USD	4,384	MXN	78,695	Goldman Sachs International	12/15/2017	169
USD	7,975	TRY	30,108	Barclays Bank plc	12/15/2017	313
USD	8,767	TRY	33,071	HSBC Bank, N.A.	12/15/2017	350
USD	8,770	ZAR	116,603	Citibank, NA	12/15/2017	283
ZAR	59,193	USD	4,219	Credit Suisse International	12/15/2017	89
ZAR	62,461	USD	4,490	Goldman Sachs International	12/15/2017	56
ZAR	120,155	USD	8,617	HSBC Bank, N.A.	12/15/2017	128
ARS	158,189	USD	8,780	Deutsche Bank AG**	12/29/2017	223
USD	2,194	CLP	1,407,677	Deutsche Bank AG**	12/29/2017	19
USD	6,704	CLP	4,223,028	Goldman Sachs International**	12/29/2017	181
USD	2,908	EUR	2,430	Goldman Sachs International	12/29/2017	11
USD	12,264	TRY	46,688	HSBC Bank, N.A.	12/29/2017	437

Total unrealized appreciation						4,808

AUD	11,356	USD	8,739	Citibank, NA	12/15/2017	(149)
AUD	5,323	USD	4,187	Goldman Sachs International	12/15/2017	(160)
BRL	13,792	USD	4,341	Citibank, NA**	12/15/2017	(133)
BRL	14,427	USD	4,413	Citibank, NA**	12/15/2017	(11)
CAD	5,544	USD	4,390	State Street Corp.	12/15/2017	(91)
CLP	2,798,724	USD	4,386	Citibank, NA**	12/15/2017	(63)
CLP	8,226,201	USD	13,176	Goldman Sachs International**	12/15/2017	(469)
COP	13,303,669	USD	4,420	Citibank, NA**	12/15/2017	(14)
COP	12,920,481	USD	4,394	Goldman Sachs International**	12/15/2017	(116)
HUF	1,154,127	USD	4,493	HSBC Bank, N.A.	12/15/2017	(103)
IDR	58,405,452	USD	4,384	Goldman Sachs International**	12/15/2017	(80)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	80,080	USD	4,351	Citibank, NA	12/15/2017	(62)
MXN	245,012	USD	13,454	Goldman Sachs International	12/15/2017	(333)
PLN	14,870	USD	4,218	HSBC Bank, N.A.	12/15/2017	(5)
RUB	245,140	USD	4,218	Citibank, NA**	12/15/2017	(31)
RUB	255,525	USD	4,370	Deutsche Bank AG**	12/15/2017	(6)
RUB	253,855	USD	4,354	Goldman Sachs International**	12/15/2017	(18)
TRY	46,087	USD	13,057	Citibank, NA	12/15/2017	(1,327)
USD	4,404	AUD	5,825	HSBC Bank, N.A.	12/15/2017	(2)
USD	4,592	EUR	3,880	Credit Suisse International	12/15/2017	(30)
USD	4,339	EUR	3,683	HSBC Bank, N.A.	12/15/2017	(48)
USD	4,386	EUR	3,724	State Street Corp.	12/15/2017	(50)
USD	4,394	ILS	15,404	HSBC Bank, N.A.	12/15/2017	(15)
USD	4,391	KRW	4,959,672	Goldman Sachs International**	12/15/2017	(169)
USD	4,382	MXN	82,521	Goldman Sachs International	12/15/2017	(37)
USD	4,384	PHP	225,985	Citibank, NA**	12/15/2017	(100)
USD	4,394	PHP	227,519	Goldman Sachs International**	12/15/2017	(121)
USD	8,660	PLN	30,851	HSBC Bank, N.A.	12/15/2017	(81)
USD	4,355	RON	17,371	Citibank, NA	12/15/2017	(100)
USD	4,347	RON	17,377	Goldman Sachs International	12/15/2017	(109)
USD	4,361	RUB	261,582	Citibank, NA**	12/15/2017	(107)
USD	4,185	RUB	253,693	Citibank, NA**	12/15/2017	(148)
USD	4,349	RUB	255,525	HSBC Bank, N.A.**	12/15/2017	(15)
USD	4,392	SGD	5,999	BNP Paribas	12/15/2017	(56)
USD	8,758	SGD	11,922	TD Bank Financial Group	12/15/2017	(82)
USD	4,549	ZAR	62,745	Credit Suisse International	12/15/2017	(18)
USD	4,371	ZAR	62,461	State Street Corp.	12/15/2017	(175)
CLP	5,630,705	USD	8,998	Goldman Sachs International**	12/29/2017	(299)
TRY	46,688	USD	12,573	Barclays Bank plc	12/29/2017	(745)

Total unrealized depreciation						(5,678)

Net unrealized depreciation						(870)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of November 30, 2017:

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.72	USD 7,600	(113)	(5)	(118)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.72	USD 15,300	(127)	(112)	(239)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.72	USD 15,300	(139)	(100)	(239)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Citibank, NA	12/20/2022	0.72	USD 15,200	(228)	(9)	(237)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Citibank, NA	12/20/2022	0.72	USD 7,600	(117)	(1)	(118)
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Citibank, NA	12/20/2022	0.72	USD 15,400	(128)	(113)	(241)

							(852)	(340)	(1,192)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

OTC Credit default swap contracts outstanding - sell protection(2) as of November 30, 2017:

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.57	USD 7,600	186	(15)	171
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.57	USD 15,300	281	64	345
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Barclays Bank plc	12/20/2022	0.57	USD 15,300	277	68	345
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Citibank, NA	12/20/2022	0.57	USD 15,200	358	(15)	343
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Citibank, NA	12/20/2022	0.57	USD 7,600	186	(15)	171
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Citibank, NA	12/20/2022	0.57	USD 15,400	286	61	347

							1,574	148	1,722

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Summary of total swap contracts outstanding as of November 30, 2017:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - sell protection	1,574	1,722

Total OTC swap contracts outstanding	1,574	1,722

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(852)	(1,192)

Total OTC swap contracts outstanding	(852)	(1,192)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CNY	—	China Yuan
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
**	—	Non-deliverable forward.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$45,757	$1,709,318	$—	$1,755,075

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,808	$—	$4,808
Swaps	—	193	—	193

Total Appreciation in Other Financial Instruments	$—	$5,001	$—	$5,001

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,678)	$—	$(5,678)
Swaps	—	(385)	—	(385)

Total Depreciation in Other Financial Instruments	$—	$(6,063)	$—	$(6,063)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(2). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 82.5%
	FFCB — 8.3%
12,500	(Federal Reserve Bank Prime Loan Rate US - 2.99%), 1.26%, 12/01/2017 (aa)	12,499
29,000	(US Federal Funds Effective Rate (Continuous Series) + 0.13%), 1.28%, 12/01/2017 (aa)	28,995
79,500	(ICE LIBOR USD 1 Month + 0.04%), 1.28%, 12/06/2017 (aa)	79,538
25,000	(Federal Reserve Bank Prime Loan Rate US - 2.96%), 1.29%, 12/01/2017 (aa)	24,999
20,000	(Federal Reserve Bank Prime Loan Rate US - 2.89%), 1.36%, 12/01/2017 (aa)	20,003
25,000	(U.S. Treasury 3 Month Bill Money Market Yield + 0.10%), 1.38%, 12/01/2017 (aa)	24,998
40,000	(ICE LIBOR USD 1 Month + 0.15%), 1.39%, 12/12/2017 (aa)	39,999
25,000	(ICE LIBOR USD 1 Month + 0.17%), 1.41%, 12/08/2017 (aa)	25,001
23,000	(U.S. Treasury 3 Month Bill Money Market Yield + 0.19%), 1.48%, 12/01/2017 (aa)	22,998
10,000	(U.S. Treasury 3 Month Bill Money Market Yield + 0.28%), 1.57%, 12/01/2017 (aa)	10,011

		289,041

	FHLB — 74.2%
25,000	(ICE LIBOR USD 3 Month - 0.33%), 0.99%, 12/08/2017 (aa)	25,000
15,000	(ICE LIBOR USD 3 Month - 0.32%), 1.01%, 12/30/2017 (aa)	15,000
50,000	(ICE LIBOR USD 3 Month - 0.38%), 1.01%, 02/07/2018 (aa)	50,000
50,000	(ICE LIBOR USD 1 Month - 0.12%), 1.12%, 12/01/2017 (aa)	50,000
25,000	(ICE LIBOR USD 1 Month - 0.11%), 1.14%, 12/11/2017 (aa)	25,000
25,000	(ICE LIBOR USD 1 Month - 0.09%), 1.15%, 12/11/2017 (aa)	25,000
25,000	(ICE LIBOR USD 1 Month - 0.13%), 1.16%, 12/20/2017 (aa)	25,000
23,500	(ICE LIBOR USD 1 Month - 0.16%), 1.16%, 12/23/2017 (aa)	23,500
14,000	(ICE LIBOR USD 1 Month - 0.16%), 1.17%, 12/22/2017 (aa)	14,000
14,000	(ICE LIBOR USD 1 Month - 0.13%), 1.20%, 12/25/2017 (aa)	14,000
25,000	(ICE LIBOR USD 1 Month - 0.12%), 1.21%, 12/27/2017 (aa)	25,000
25,000	(ICE LIBOR USD 3 Month - 0.15%), 1.26%, 02/12/2018 (aa)	25,000
25,000	(ICE LIBOR USD 3 Month - 0.10%), 1.28%, 02/02/2018 (aa)	25,000
50,000	(ICE LIBOR USD 3 Month + 0.00%), 1.32%, 12/08/2017 (aa)	49,999
35,000	(ICE LIBOR USD 3 Month + 0.00%), 1.45%, 02/22/2018 (aa)	35,000
642,585	DN, 1.03%, 12/15/2017 (n)	642,328
184,900	DN, 1.03%, 12/18/2017 (n)	184,810
219,000	DN, 1.04%, 12/14/2017 (n)	218,918
100,000	DN, 1.04%, 12/20/2017 (n)	99,945
150,000	DN, 1.04%, 12/21/2017 (n)	149,913
15,790	DN, 1.05%, 12/13/2017 (n)	15,785
125,000	DN, 1.05%, 12/29/2017 (n)	124,898
22,500	DN, 1.05%, 01/02/2018 (n)	22,479
75,000	DN, 1.05%, 01/04/2018 (n)	74,926
282,295	DN, 1.06%, 12/22/2017 (n)	282,121
87,000	DN, 1.06%, 01/03/2018 (n)	86,916
100,000	DN, 1.09%, 01/12/2018 (n)	99,873
89,000	DN, 1.13%, 03/02/2018 (n)	88,746
65,000	DN, 1.18%, 12/27/2017 (n)	64,945
5,000	DN, 1.60%, 12/26/2017 (n)	4,994

		2,588,096

	Total U.S. Government Agency Securities (Cost $2,877,137)	2,877,137

U.S. Treasury Obligations — 5.0%
	U.S. Treasury Floating Rate Notes — 0.7%
25,000	U.S. Treasury Floating Rate Notes, (US Treasury 3 Month Bill Money Market Yield + 0.27%), 1.56%, 12/01/2017 (aa)	25,011

	U.S. Treasury Notes — 4.3%
100,000	0.88%, 03/31/2018	99,880
50,000	2.75%, 12/31/2017	50,067

		149,947

	Total U.S. Treasury Obligations (Cost $174,958)	174,958

Short-Term Investments — 11.4%
	U.S. Treasury Obligations — 11.4%
	U.S. Cash Management Bills — 1.4% (n)
50,000	1.09%, 01/02/2018	49,952

	U.S. Treasury Bills — 10.0% (n)
75,000	1.06%, 01/04/2018	74,925
125,000	1.21%, 02/08/2018	124,711
100,000	1.23%, 04/12/2018	99,552
50,000	1.25%, 04/26/2018	49,747

		348,935

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued

	Total Short-Term Investments (Cost $398,887)	398,887

	Total Investments — 98.9% (Cost $3,450,982)*	3,450,982
	Other Assets in Excess of Liabilities — 1.1%	39,300

	NET ASSETS — 100.0%	$3,490,282

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
USD	—	United States Dollar
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,450,982	$—	$3,450,982

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 20.3%
394,413	ABFC Trust, Series 2002-OPT1, Class M1, 2.42%, 05/25/2032 (z) (bb)	388,619
60,000	American Credit Acceptance Receivables Trust, Series 2016-4, Class D, 4.11%, 04/12/2023 (e)	61,000
74,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 07/18/2023	74,296
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
66,655	Series 2003-13, Class AF5, SUB, 5.13%, 01/25/2034 (bb)	71,675
72,564	Series 2003-13, Class AF6, SUB, 5.13%, 01/25/2034 (bb)	81,526
425,000	Anchor Assets IX LLC, Series 2016-1, Class B, 6.25%, 02/15/2020 (e) (bb)	425,000
139,297	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W5, Class M4, 6.95%, 10/25/2033 (z) (bb)	141,376
995,592	Camillo Issuer LLC, Series 2017-SFR1, Class A, 5.50%, 06/05/2027 (e) (bb)	995,592
350,000	CarFinance Capital Auto Trust, Series 2015-1A, Class E, 5.49%, 01/18/2022 (e) (bb)	352,841
	Centex Home Equity Loan Trust,
224,848	Series 2003-B, Class AF4, SUB, 3.74%, 02/25/2032 (bb)	227,329
147,052	Series 2004-A, Class AF4, SUB, 5.01%, 08/25/2032 (bb)	148,492
	CIG Auto Receivables Trust,
75,000	Series 2017-1A, Class B, 3.81%, 05/15/2023 (e)	74,840
500,000	Series 2017-1A, Class C, 5.33%, 12/16/2024 (e)	498,950
	Citi Held For Asset Issuance,
1,075,644	Series 2015-PM1, Class C, 5.01%, 12/15/2021 (e) (bb)	1,091,778
750,000	Series 2015-PM2, Class C, 5.96%, 03/15/2022 (e) (bb)	765,223
	CLUB Credit Trust,
100,508	Series 2017-P1, Class A, 2.42%, 09/15/2023 (e)	100,538
940,000	Series 2017-P1, Class B, 3.56%, 09/15/2023 (e)	943,944
395,000	Series 2017-P2, Class A, 2.61%, 01/15/2024 (e)	394,989
790,000	Series 2017-P2, Class B, 3.56%, 01/15/2024 (e)	789,877
434,000	CPS Auto Receivables Trust, Series 2014-B, Class D, 4.62%, 05/15/2020 (e)	438,735
227,173	CWABS, Inc. Asset-Backed Certificates, Series 2003-5, Class AF5, SUB, 5.26%, 02/25/2034 (bb)	233,960
380,000	Drive Auto Receivables Trust, Series 2017-1, Class D, 3.84%, 03/15/2023	387,018
	DT Auto Owner Trust,
365,000	Series 2015-3A, Class D, 4.53%, 10/17/2022 (e)	374,033
175,000	Series 2016-1A, Class D, 4.66%, 12/15/2022 (e) (bb)	178,568
750,000	Series 2016-3A, Class D, 4.52%, 06/15/2023 (e)	764,501
500,000	Series 2017-2A, Class E, 6.03%, 01/15/2024 (e)	511,234
750,000	Series 2017-3A, Class D, 3.58%, 05/15/2023 (e)	749,631
455,000	Series 2017-3A, Class E, 5.60%, 08/15/2024 (e)	459,773
83,000	Series 2017-4A, Class D, 3.47%, 07/17/2023 (e)	82,982
100,000	Series 2017-4A, Class E, 5.15%, 11/15/2024 (e)	99,976
	Equity One Mortgage Pass-Through Trust,
150,771	Series 2003-2, Class M2, 5.55%, 09/25/2033 (z) (bb)	148,343
110,178	Series 2004-2, Class M1, SUB, 5.69%, 07/25/2034 (bb)	109,250
	Exeter Automobile Receivables Trust,
350,000	Series 2015-2A, Class D, 5.79%, 05/16/2022 (e) (bb)	353,123
750,000	Series 2016-3A, Class D, 6.40%, 07/17/2023 (e)	776,758
773,000	Series 2017-3A, Class C, 3.68%, 07/17/2023 (e)	771,713
	Flagship Credit Auto Trust,
175,000	Series 2017-4, Class D, 3.58%, 01/15/2024 (e)	174,947
803,418	Series 2017-R, Class B, 8.00%, 05/17/2023 (e) (bb)	803,418
330,000	Kabbage Asset Securitization LLC, Series 2017-1, Class C, 8.00%, 03/15/2022 (e) (bb)	349,112
325,000	LendingClub Issuance Trust, Series 2016-NP2, Class B, 6.00%, 01/17/2023 (e)	333,741
	Lendmark Funding Trust,
1,000,000	Series 2017-1A, Class C, 5.41%, 12/22/2025 (e) (bb)	1,029,809
540,000	Series 2017-2A, Class B, 3.38%, 05/20/2026 (e)	539,980
540,000	Series 2017-2A, Class C, 4.33%, 05/20/2026 (e)	539,855

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
314,606	LV Tower 52 Issuer, Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	314,606
750,000	Mariner Finance Issuance Trust, Series 2017-AA, Class C, 6.73%, 02/20/2029 (e) (bb)	780,909
	Marlette Funding Trust,
885,000	Series 2017-3A, Class A, 2.36%, 12/15/2024 (e)	884,506
295,000	Series 2017-3A, Class B, 3.01%, 12/15/2024 (e)	294,615
295,000	Series 2017-3A, Class C, 4.01%, 12/15/2024 (e)	296,587
400,000	MFRA Trust, Series 2017-NPL1, Class A1, SUB, 1.00%, 11/25/2047 (e)	400,000
169,437	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	169,865
375,157	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, SUB, 3.00%, 07/25/2057 (e) (bb)	375,454
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.33%, 09/18/2024 (e) (bb)	100,425
100,000	Series 2014-2A, Class D, 5.31%, 09/18/2024 (e) (bb)	101,140
250,000	Series 2015-1A, Class C, 5.12%, 03/18/2026 (e)	253,377
1,100,000	Series 2017-1A, Class D, 4.52%, 09/14/2032 (e)	1,095,539
293,000	Oportun Funding VI LLC, Series 2017-A, Class B, 3.97%, 06/08/2023 (e) (z) (bb)	289,197
273,714	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M1, SUB, 5.11%, 07/25/2035 (bb)	268,542
	Prosper Marketplace Issuance Trust,
740,000	Series 2017-3A, Class A, 2.36%, 11/15/2023 (e)	738,694
735,000	Series 2017-3A, Class B, 3.36%, 11/15/2023 (e)	734,387
141,352	RAMP Trust, Series 2002-RS2, Class AI5, 6.03%, 03/25/2032 (z) (bb)	143,419
1,000,000	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.50%, 10/25/2021 (e) (bb)	1,000,000
	Renaissance Home Equity Loan Trust,
182,773	Series 2003-4, Class M2F, SUB, 6.24%, 03/25/2034 (bb)	173,940
645,000	Series 2005-2, Class M1, SUB, 5.05%, 08/25/2035 (bb)	655,454
469,253	Renew, (Cayman Islands), Series 2017-1A, Class B, 5.75%, 09/20/2052 (e) (bb)	477,969
326,597	Saxon Asset Securities Trust, Series 2002-2, Class AF5, SUB, 6.49%, 01/25/2031 (bb)	335,396
387,462	Security National Mortgage Loan Trust, Series 2004-2A, Class AF3, 5.77%, 11/25/2034 (e) (z) (bb)	388,992
	SoFi Consumer Loan Program LLC,
100,000	Class B, 3.52%, 11/25/2026 (e)	99,661
100,000	Series 2017-6, Class C, 4.02%, 11/25/2026 (e)	99,706
750,000	Springleaf Funding Trust, Series 2016-AA, Class B, 3.80%, 11/15/2029 (e)	756,664
254,533	Structured Asset Investment Loan Trust, Series 2004-8, Class M3, 2.30%, 09/25/2034 (z) (bb)	243,670
274,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.57%, 05/15/2021 (e)	274,075
1,016,564	USASF Receivables LLC, Series 2017-1, Class B, 7.63%, 09/15/2030 (e) (bb)	1,016,564
535,254	VOLT LX LLC, Series 2017-NPL7, Class A1, SUB, 3.25%, 04/25/2059 (e)	537,189
200,793	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e)	201,152
98,547	VOLT LXII LLC, Series 2017-NPL9, Class A1, SUB, 3.13%, 09/25/2047 (e) (bb)	98,752
210,000	VOLT LXIII LLC, Series 2017-NP10, Class A1, SUB, 3.00%, 10/25/2047 (e)	209,962
140,000	VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.38%, 10/25/2047 (e)	139,989
71,418	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.38%, 11/27/2045 (e) (bb)	71,655
350,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class E, 6.52%, 06/15/2022 (e) (bb)	360,320

	Total Asset-Backed Securities (Cost $31,968,582)	32,220,717

Collateralized Mortgage Obligations — 13.3%
	Alternative Loan Trust,
51,519	Series 2004-18CB, Class 5A1, 6.25%, 09/25/2034	52,049
34,169	Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	34,429
118,467	Series 2005-23CB, Class A16, 5.50%, 07/25/2035	117,506
44,180	Series 2005-23CB, Class A7, 5.25%, 07/25/2035	40,905
187,000	Angel Oak Mortgage Trust LLC, Series 2015-1, Class M, SUB, 5.50%, 11/25/2045 (e) (bb)	186,064
98,285	Banc of America Alternative Loan Trust, Series 2005-3, Class 2A1, 5.50%, 04/25/2020	99,305

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
278,475	Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, 3.49%, 08/25/2034 (z)	286,489
180,385	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC4, Class M1, SUB, 5.66%, 09/25/2033 (bb)	167,480
99,281	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-8, Class 1A5, 5.50%, 11/25/2035	95,483
	Citigroup Mortgage Loan Trust, Inc.,
227,142	Series 2003-1, Class 3A5, 5.25%, 09/25/2033	228,147
42,255	Series 2004-NCM2, Class 3CB2, 6.50%, 08/25/2019	42,763
458,079	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-4, Class 2A5, 1.88%, 06/25/2035 (z)	390,018
234,463	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 3A5, SUB, 6.16%, 12/25/2033	235,528
	FHLMC REMIC,
194,347	Series 4091, Class TS, IF, IO, 5.30%, 08/15/2042 (z)	46,801
1,832,649	Series 4102, Class BI, IO, 3.50%, 08/15/2027	376,750
594,942	Series 4116, Class LS, IF, IO, 4.95%, 10/15/2042 (z)	116,685
989,630	Series 4120, Class JS, IF, IO, 4.95%, 10/15/2032 (z)	160,806
1,943,592	Series 4136, Class UI, IO, 2.50%, 11/15/2027	154,155
807,405	Series 4149, Class IO, IO, 3.00%, 01/15/2033	112,788
2,668,480	Series 4160, Class IO, IO, 3.00%, 01/15/2033	382,971
3,343,768	Series 4212, Class MI, IO, 3.00%, 06/15/2033	456,118
1,552,436	Series 4216, Class EI, IO, 3.00%, 06/15/2028	153,196
810,279	Series 4321, Class PI, IO, 4.50%, 01/15/2044	158,033
1,037,798	Series 4495, Class PI, IO, 4.00%, 09/15/2043	168,881
736,275	Series 4535, Class PI, IO, 4.00%, 03/15/2044	123,906
735,760	Series 4550, Class DI, IO, 4.00%, 03/15/2044	124,388
696,325	Series 4570, Class PI, IO, 4.00%, 03/15/2044	117,592
464,261	Series 4570, Class ST, IF, IO, 4.75%, 04/15/2046 (z)	99,297
686,321	Series 4572, Class SA, IF, IO, 4.80%, 04/15/2046 (z)	147,458
679,322	Series 4585, Class JI, IO, 4.00%, 05/15/2045	122,011
1,268,820	Series 4593, Class IL, IO, 4.50%, 09/15/2042	222,376
555,292	Series 4599, Class SA, IF, IO, 4.75%, 07/15/2046 (z)	110,340
89,857	Series 4612, Class PI, IO, 3.50%, 06/15/2044	13,072
1,102,893	Series 4612, Class QI, IO, 3.50%, 05/15/2044	160,931
602,754	Series 4628, Class I Shares, IO, 4.00%, 11/15/2046	125,876
704,691	Series 4628, Class PI, IO, 4.00%, 07/15/2045	125,994
1,167,648	Series 4657, Class QI, IO, 4.00%, 09/15/2044	205,928
951,820	Series 4661, Class HA, 3.00%, 05/15/2043	962,400
1,420,173	Series 4670, Class TI, IO, 4.50%, 01/15/2044	258,829
1,468,064	Series 4681, Class SD, IF, IO, 4.90%, 05/15/2047 (z)	295,332
1,983,333	Series 4689, Class SD, IF, IO, 4.90%, 06/15/2047 (z)	418,345
1,915,408	Series 4694, Class SA, IF, IO, 4.85%, 06/15/2047 (z)	421,253
3,020,566	Series 4699, Class LI, IO, 4.00%, 04/15/2046	528,866
1,304,392	Series 4699, Class NI, IO, 4.00%, 12/15/2046	247,012
1,557,952	Series 4707, Class SA, IF, IO, 4.90%, 08/15/2047 (z)	343,337
1,360,599	Series 4709, Class SE, IF, IO, 4.90%, 08/15/2047 (z)	276,882
1,582,334	Series 4714, Class SA, IF, IO, 4.90%, 08/15/2047 (z)	328,973
	FHLMC STRIPS,
771,385	Series 304, Class C32, IO, 3.00%, 10/15/2026	63,253
2,476,858	Series 311, Class S1, IF, IO, 4.70%, 08/15/2043 (z)	494,354
1,989,660	Series 326, Class S2, IF, IO, 4.70%, 03/15/2044 (z)	367,959
	FNMA REMIC,
543,662	Series 2008-36, Class LI, IO, 6.00%, 05/25/2023	51,681
1,376,425	Series 2012-63, Class NI, IO, 4.00%, 06/25/2040	135,943
1,178,426	Series 2012-127, Class AI, IO, 4.00%, 11/25/2042	230,314

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
535,452	Series 2012-133, Class HS, IF, IO, 4.82%, 12/25/2042 (z)	112,912
1,715,936	Series 2012-133, Class NS, IF, IO, 4.82%, 12/25/2042 (z)	354,748
4,741,377	Series 2012-139, Class DI, IO, 3.00%, 12/25/2027	430,135
494,229	Series 2012-144, Class SK, IF, IO, 4.77%, 01/25/2043 (z)	93,282
1,842,421	Series 2013-59, Class DI, IO, 3.00%, 06/25/2028	181,182
1,085,730	Series 2015-25, Class CI, IO, 3.50%, 05/25/2030	135,837
614,191	Series 2015-48, Class ST, IF, IO, 4.29%, 07/25/2045 (z)	115,499
404,665	Series 2015-66, Class HA, 3.00%, 01/25/2045	410,475
950,517	Series 2016-6, Class KI, IO, 4.00%, 02/25/2044	154,375
334,002	Series 2016-38, Class SA, IF, IO, 4.67%, 06/25/2046 (z)	70,230
782,138	Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	144,501
1,492,777	Series 2016-57, Class SA, IF, IO, 4.67%, 08/25/2046 (z)	302,394
270,064	Series 2016-63, Class AS, IF, IO, 4.67%, 09/25/2046 (z)	58,831
2,025,263	Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	236,367
1,659,604	Series 2016-77, Class SA, IF, IO, 4.67%, 10/25/2046 (z)	353,804
1,692,738	Series 2016-86, Class ST, IF, IO, 4.67%, 11/25/2046 (z)	337,338
996,179	Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	169,978
1,535,303	Series 2016-95, Class ES, IF, IO, 4.67%, 12/25/2046 (z)	336,540
353,484	Series 2017-6, Class SB, IF, IO, 4.72%, 02/25/2047 (z)	70,934
1,383,083	Series 2017-11, Class SK, IF, IO, 4.72%, 03/25/2047 (z)	296,185
1,673,048	Series 2017-13, Class AS, IF, IO, 4.72%, 02/25/2047 (z)	360,964
1,445,613	Series 2017-31, Class SG, IF, IO, 4.77%, 05/25/2047 (z)	298,678
378,303	Series 2017-39, Class ST, IF, IO, 4.77%, 05/25/2047 (z)	82,128
2,132,861	Series 2017-57, Class SA, IF, IO, 4.77%, 08/25/2057 (z)	410,380
398,883	Series 2017-90, Class SP, IF, IO, 4.82%, 11/25/2047 (z)	87,776
	FNMA STRIPS,
806,778	Series 421, Class 7, IO, 3.50%, 05/25/2030	71,104
1,062,036	Series 421, Class C3, IO, 4.00%, 07/25/2030	135,938
97,011	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 06/25/2034	99,416
	GNMA,
273,568	Series 2015-144, Class SA, IF, IO, 4.92%, 10/20/2045 (z)	61,065
1,081,490	Series 2016-122, Class BI, IO, 4.00%, 09/20/2046	227,724
208,806	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (e) (z)	146,788
502,688	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 3.37%, 09/25/2035 (z)	512,650
548,971	Impac CMB Trust, Series 2005-1, Class 1A2, 1.95%, 04/25/2035 (z)	509,043
102,307	JP Morgan Mortgage Trust, Series 2006-S1, Class 1A1, 6.00%, 04/25/2036	105,773
95,575	MASTR Asset Securitization Trust, Series 2003-11, Class 7A2, 5.25%, 12/25/2033	97,029
191,339	Merrill Lynch Mortgage Investors Trust, Series 2003-A5, Class 2A6, 3.40%, 08/25/2033 (z)	197,365
183,170	RAAC Trust, Series 2005-SP1, Class 4A1, 7.00%, 09/25/2034	189,366
	RALI Trust,
15,353	Series 2002-QS18, Class A1, 5.50%, 12/25/2017	15,300
99,260	Series 2004-QS7, Class A4, 5.50%, 05/25/2034	101,410
35,710,514	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class AIO, IO, 0.23%, 07/25/2056 (e) (z) (bb)	182,124
66,744	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.50%, 10/25/2034	68,095
230,867	WaMu Mortgage Pass-Through Certificates, Series 2003-S4, Class 2A2, 5.50%, 06/25/2033	233,335
	WaMu Mortgage Pass-Through Certificates Trust,
342,961	Series 2003-AR8, Class A, 3.23%, 08/25/2033 (z)	347,086
218,914	Series 2004-S2, Class 2A4, 5.50%, 06/25/2034	227,256
222,871	Series 2005-AR7, Class A3, 3.22%, 08/25/2035 (z)	224,149

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Wells Fargo Mortgage-Backed Securities Trust,
67,788	Series 2005-14, Class 1A1, 5.50%, 12/25/2035	69,861
322,476	Series 2005-AR4, Class 2A2, 3.36%, 04/25/2035 (z)	323,643
19,074	Series 2007-14, Class 1A1, 6.00%, 10/25/2037	18,887

	Total Collateralized Mortgage Obligations (Cost $21,604,243)	21,157,132

Commercial Mortgage-Backed Securities — 13.3%
1,000,000	Access PT Funding Trust, Series 2016-1, 7.00%, 02/15/2023 (bb)	999,843
	Banc of America Commercial Mortgage Trust,
41,061	Series 2006-1, Class E, 6.19%, 09/10/2045 (e) (z) (bb)	43,725
42,690	Series 2007-1, Class AMFX, 5.48%, 01/15/2049 (z)	43,242
31,580	Series 2007-3, Class B, 5.87%, 06/10/2049 (z) (bb)	31,877
380,000	Series 2007-3, Class F, 5.87%, 06/10/2049 (e) (z)	388,550
470,000	BANK, Series 2017-BNK6, Class D, 3.10%, 07/15/2060 (e) (bb)	373,656
	Bear Stearns Commercial Mortgage Securities Trust,
285,326	Series 2005-T20, Class D, 5.27%, 10/12/2042 (z) (bb)	287,601
97,970	Series 2006-PW13, Class B, 5.66%, 09/11/2041 (e) (z) (bb)	98,691
41,961	Series 2006-PW14, Class AJ, 5.27%, 12/11/2038	41,934
	CD Mortgage Trust,
186,332	Series 2007-CD5, Class AJA, 6.58%, 11/15/2044 (z)	186,442
435,000	Series 2017-CD4, Class D, 3.30%, 05/10/2050 (e) (bb)	355,717
451,000	Series 2017-CD5, Class D, 3.35%, 08/15/2050 (e)	370,827
	Citigroup Commercial Mortgage Trust,
595,000	Series 2015-P1, Class D, 3.23%, 09/15/2048 (e) (bb)	485,840
430,000	Series 2016-P5, Class C, 4.47%, 10/10/2049 (z) (bb)	436,778
393,392	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.04%, 05/15/2046 (z)	399,847
	Commercial Mortgage Trust,
105,000	Series 2014-CR15, Class D, 4.91%, 02/10/2047 (e) (z) (bb)	97,796
300,000	Series 2014-CR16, Class C, 5.06%, 04/10/2047 (z)	316,179
106,000	Series 2015-CR23, Class CME, 3.81%, 05/10/2048 (e) (z)	103,155
185,000	Series 2015-CR24, Class D, 3.46%, 08/10/2048 (z)	149,066
112,753	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.42%, 02/15/2040	114,103
320,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class C, 4.32%, 06/15/2050 (bb)	329,485
	FHLMC Multifamily Structured Pass-Through Certificates,
3,253,000	Series K036, Class X3, IO, 2.18%, 12/25/2041 (z)	350,318
2,100,000	Series K038, Class X3, IO, 2.57%, 06/25/2042 (z)	282,771
4,580,000	Series K041, Class X3, IO, 1.70%, 11/25/2042 (z)	439,507
3,805,000	Series K042, Class X3, IO, 1.66%, 01/25/2043 (z)	359,615
4,530,000	Series K045, Class X3, IO, 1.55%, 04/25/2043 (z)	411,312
3,450,000	Series K046, Class X3, IO, 1.56%, 04/25/2043 (z)	317,444
3,400,000	Series K047, Class X3, IO, 1.55%, 06/25/2043 (z)	315,980
5,232,306	Series K050, Class X3, IO, 1.61%, 10/25/2043 (z)	518,279
4,995,000	Series K051, Class X3, IO, 1.67%, 10/25/2043 (z)	522,192
2,745,000	Series K054, Class X3, IO, 1.65%, 04/25/2043 (z)	292,347
2,305,000	Series K065, Class X3, IO, 2.26%, 07/25/2045 (z)	371,027
1,190,000	Series K067, Class X3, IO, 2.11%, 09/25/2027 (z)	188,728
6,035,000	Series K718, Class X3, IO, 1.49%, 02/25/2043 (z)	327,935
	FNMA ACES,
20,842,938	Series 2011-M7, Class X, IO, 1.20%, 09/25/2018 (z)	45,936
12,607,566	Series 2014-M3, Class X2, IO, 0.19%, 01/25/2024 (z)	105,374
5,112,430	Series 2016-M4, Class X2, IO, 2.81%, 01/25/2039 (z)	588,090

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
200,000	FORT CRE LLC, Series 2016-1A, Class D, 7.14%, 05/21/2036 (e) (z)	203,308
	FREMF Mortgage Trust,
69,000	Series 2016-K53, Class B, 4.16%, 03/25/2049 (e) (z) (bb)	71,063
145,000	Series 2017-K67, Class B, 4.08%, 09/25/2049 (e) (z)	148,445
130,000	Series 2017-K67, Class C, 4.08%, 09/25/2049 (e) (z)	122,965
250,000	Series 2017-K728, Class B, 3.65%, 09/25/2024 (e) (z)	247,905
105,000	Series 2017-K728, Class C, 3.65%, 09/25/2024 (e) (z)	100,899
735,000	Series 2017-KF36, Class B, 3.02%, 08/25/2024 (e) (z)	735,536
130,000	Series 2017-KF38, Class B, 3.74%, 09/25/2024 (e) (z)	129,999
	GNMA,
12,991,669	Series 2012-89, Class IO, IO, 0.85%, 12/16/2053 (z)	384,492
11,498,661	Series 2013-48, Class IO, IO, 0.61%, 07/16/2054 (z)	501,540
5,630,186	Series 2015-115, IO, 0.62%, 07/16/2057 (z)	295,004
2,109,270	Series 2017-23, IO, 0.73%, 05/16/2059 (z)	141,310
	GS Mortgage Securities Trust,
301,468	Series 2007-GG10, Class AM, 5.94%, 08/10/2045 (z)	306,735
400,000	Series 2012-GCJ9, Class D, 4.91%, 11/10/2045 (e) (z)	387,834
57,473	Series 2016-GS2, Class D, 2.75%, 05/10/2049 (e) (bb)	45,483
	JP Morgan Chase Commercial Mortgage Securities Trust,
99,620	Series 2005-LDP5, Class F, 5.89%, 12/15/2044 (z) (bb)	99,373
74,015	Series 2007-LD11, Class AM, 6.17%, 06/15/2049 (z)	75,233
84,382	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.09%, 07/15/2044 (z)	84,453
	LB-UBS Commercial Mortgage Trust,
250,296	Series 2006-C6, Class AJ, 5.45%, 09/15/2039 (z)	199,381
550,000	Series 2007-C6, Class AJ, 6.44%, 07/15/2040 (z)	567,716
515,000	Series 2007-C7, Class B, 6.59%, 09/15/2045 (z)	518,878
550,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class D, 3.25%, 12/15/2047 (e) (bb)	437,523
	Morgan Stanley Capital I Trust,
104,823	Series 2006-HQ9, Class D, 5.86%, 07/12/2044 (z) (bb)	104,742
81,813	Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (z)	81,708
112,252	Series 2007-HQ11, Class AJ, 5.51%, 02/12/2044 (z)	109,414
340,000	Pretium Mortgage Credit Partners LLC, Series 2017-NPL5, 3.95%, 12/29/2032 (z)	340,000
95,000	UBS Commercial Mortgage Trust, Series 2017-C4, Class D, 2.90%, 10/15/2050 (e) (z) (bb)	68,121
	Wachovia Bank Commercial Mortgage Trust,
215,000	Series 2005-C21, Class D, 5.47%, 10/15/2044 (z) (bb)	214,021
256,825	Series 2006-C29, Class B, 5.43%, 11/15/2048 (z)	258,035
360,000	Series 2007-C30, Class B, 5.46%, 12/15/2043 (z)	362,298
510,000	Series 2007-C31, Class B, 5.70%, 04/15/2047 (z)	523,260
235,000	Series 2007-C31, Class C, 6.16%, 04/15/2047 (z) (bb)	240,581
149,473	Series 2007-C31, Class AJ, 5.66%, 04/15/2047 (z)	151,759
250,000	Series 2007-C33, Class B, 6.21%, 02/15/2051 (z) (bb)	237,500
140,000	Series 2007-C33, Class C, 6.21%, 02/15/2051 (z) (bb)	124,600
260,000	Series 2007-C33, Class AJ, 6.21%, 02/15/2051 (z)	264,342
250,000	Series 2007-C34, Class B, 6.34%, 05/15/2046 (z) (bb)	256,233
	Wells Fargo Commercial Mortgage Trust,
525,000	Series 2015-NXS1, Class D, 4.24%, 05/15/2048 (z) (bb)	461,939
600,000	Series 2016-BNK1, Class D, 3.00%, 08/15/2049 (e) (bb)	479,563

	Total Commercial Mortgage-Backed Securities (Cost $21,421,472)	21,174,400

Corporate Bonds — 39.2%
	Consumer Discretionary — 7.6%
	Auto Components — 0.6%
	American Axle & Manufacturing, Inc.,
387,000	6.25%, 04/01/2025 (e)	397,642

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Auto Components — continued
66,000	6.50%, 04/01/2027 (e)	68,145
130,000	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	134,225
135,000	Dana Financing Luxembourg SARL, 6.50%, 06/01/2026 (e)	146,475
48,000	JB Poindexter & Co., Inc., 9.00%, 04/01/2022 (e)	50,100
194,000	TI Group Automotive Systems LLC, (United Kingdom), 8.75%, 07/15/2023 (e)	208,065

		1,004,652

	Automobiles — 0.2%
220,000	General Motors Co., 6.25%, 10/02/2043	255,112

	Distributors — 0.0% (g)
30,000	Univar USA, Inc., 6.75%, 07/15/2023 (e)	31,425

	Diversified Consumer Services — 0.1%
135,000	New York University, 4.14%, 07/01/2048	130,878

	Hotels, Restaurants & Leisure — 1.2%
65,000	Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/2020	66,462
135,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/2019 (e)	132,637
40,000	Eldorado Resorts, Inc., 6.00%, 04/01/2025	42,112
145,000	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	148,081
300,000	Grupo Posadas SAB de CV, (Mexico), Reg. S, 7.88%, 06/30/2022	313,500
200,000	International Game Technology plc, 6.50%, 02/15/2025 (e)	225,250
180,000	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	190,125
40,000	KFC Holding Co., 4.75%, 06/01/2027 (e)	40,936
150,000	LTF Merger Sub, Inc., 8.50%, 06/15/2023 (e)	159,000
230,000	MGM Resorts International, 7.75%, 03/15/2022	266,800
280,000	Scientific Games International, Inc., 10.00%, 12/01/2022	308,350
50,000	Station Casinos LLC, 5.00%, 10/01/2025 (e)	49,938
32,000	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	33,050

		1,976,241

	Household Durables — 0.3%
88,000	American Greetings Corp., 7.88%, 02/15/2025 (e)	95,480
55,000	CalAtlantic Group, Inc., 5.25%, 06/01/2026	57,750
	Mattamy Group Corp., (Canada),
10,000	6.50%, 10/01/2025 (e)	10,475
35,000	6.88%, 12/15/2023 (e)	36,752
57,000	New Home Co., Inc. (The), 7.25%, 04/01/2022	58,995
	Tempur Sealy International, Inc.,
140,000	5.50%, 06/15/2026	143,325
100,000	5.63%, 10/15/2023	104,000

		506,777

	Internet & Direct Marketing Retail — 0.0% (g)
25,000	Netflix, Inc., 4.88%, 04/15/2028 (e)	24,656

	Media — 4.2%
915,000	Altice Financing SA, (Luxembourg), 7.50%, 05/15/2026 (e)	956,175
200,000	Altice Luxembourg SA, (Luxembourg), 7.75%, 05/15/2022 (e)	191,000
	AMC Entertainment Holdings, Inc.,
15,000	5.75%, 06/15/2025	14,625
15,000	5.88%, 11/15/2026	14,681
134,000	6.13%, 05/15/2027	132,828
46,000	Cablevision Systems Corp., 8.00%, 04/15/2020	49,220
	Charter Communications Operating LLC,
81,000	6.38%, 10/23/2035	93,164
230,000	6.48%, 10/23/2045	264,442
	Clear Channel Worldwide Holdings, Inc.,
545,000	Series A, 6.50%, 11/15/2022	548,406
179,000	Series B, 6.50%, 11/15/2022	181,014
375,000	Series B, 7.63%, 03/15/2020	371,250
160,000	Series A, 7.63%, 03/15/2020	156,000
	CSC Holdings LLC,
220,000	5.25%, 06/01/2024	214,431
535,000	10.88%, 10/15/2025 (e)	633,151
	DISH DBS Corp.,
51,000	5.00%, 03/15/2023	49,587
438,000	5.88%, 11/15/2024	440,103
680,000	7.75%, 07/01/2026	733,550
	Gray Television, Inc.,
75,000	5.13%, 10/15/2024 (e)	74,719
30,000	5.88%, 07/15/2026 (e)	30,450
126,000	iHeartCommunications, Inc., 9.00%, 12/15/2019	93,555
300,000	Nexstar Broadcasting, Inc., 6.13%, 02/15/2022 (e)	310,500

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
108,000	Regal Entertainment Group, 5.75%, 02/01/2025	109,620
150,000	Sinclair Television Group, Inc., 5.88%, 03/15/2026 (e)	152,625
	Sirius XM Radio, Inc.,
22,000	5.00%, 08/01/2027 (e)	22,248
250,000	6.00%, 07/15/2024 (e)	265,312
	Univision Communications, Inc.,
50,000	5.13%, 05/15/2023 (e)	50,000
12,000	5.13%, 02/15/2025 (e)	11,670
45,000	WMG Acquisition Corp., 6.75%, 04/15/2022 (e)	47,109
400,000	Ziggo Bond Finance BV, (Netherlands), 6.00%, 01/15/2027 (e)	393,800

		6,605,235

	Multiline Retail — 0.2%
195,000	JC Penney Corp., Inc., 6.38%, 10/15/2036	117,000
280,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	159,600

		276,600

	Specialty Retail — 0.7%
34,000	Caleres, Inc., 6.25%, 08/15/2023	35,657
51,000	Claire’s Stores, Inc., 9.00%, 03/15/2019 (e)	31,748
465,000	L Brands, Inc., 6.75%, 07/01/2036	463,838
57,000	Penske Automotive Group, Inc., 5.50%, 05/15/2026	57,998
	PetSmart, Inc.,
340,000	5.88%, 06/01/2025 (e)	292,400
195,000	7.13%, 03/15/2023 (e)	142,350
5,000	8.88%, 06/01/2025 (e)	3,762
133,000	Staples, Inc., 8.50%, 09/15/2025 (e)	119,700

		1,147,453

	Textiles, Apparel & Luxury Goods — 0.1%
72,000	Hanesbrands, Inc., 4.88%, 05/15/2026 (e)	73,418

	Total Consumer Discretionary	12,032,447

	Consumer Staples — 1.3%
	Beverages — 0.0% (g)
17,000	DS Services of America, Inc., (Canada), 10.00%, 09/01/2021 (e)	17,938

	Food & Staples Retailing — 0.8%
450,000	Albertsons Cos. LLC, 6.63%, 06/15/2024	429,750
230,000	New Albertson’s, Inc., 8.00%, 05/01/2031	196,400
	Rite Aid Corp.,
258,000	6.13%, 04/01/2023 (e)	238,650
69,000	6.75%, 06/15/2021	68,310
	SUPERVALU, Inc.,
20,000	6.75%, 06/01/2021	19,350
230,000	7.75%, 11/15/2022	223,675
100,000	Tesco plc, (United Kingdom), 6.15%, 11/15/2037 (e)	108,425
15,000	Tops Holding LLC, 8.00%, 06/15/2022 (e)	8,550

		1,293,110

	Food Products — 0.3%
119,000	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	127,925
	JBS USA LUX SA, (Brazil),
117,000	5.75%, 06/15/2025 (e)	113,929
65,000	5.88%, 07/15/2024 (e)	64,269
75,000	7.25%, 06/01/2021 (e)	75,891
57,000	Pilgrim’s Pride Corp., 5.75%, 03/15/2025 (e)	59,822
30,000	Post Holdings, Inc., 5.75%, 03/01/2027 (e)	30,675

		472,511

	Household Products — 0.2%
110,000	Energizer Holdings, Inc., 5.50%, 06/15/2025 (e)	114,125
107,000	Kronos Acquisition Holdings, Inc., (Canada), 9.00%, 08/15/2023 (e)	100,580

		214,705

	Personal Products — 0.0% (g)
50,000	Revlon Consumer Products Corp., 6.25%, 08/01/2024	30,250

	Total Consumer Staples	2,028,514

	Energy — 4.2%
	Energy Equipment & Services — 0.5%
24,000	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	25,020
35,000	Nabors Industries, Inc., 5.50%, 01/15/2023	33,862
	Precision Drilling Corp., (Canada),
105,000	6.50%, 12/15/2021	106,838
42,000	7.13%, 01/15/2026 (e)	42,315
46,000	SESI LLC, 7.13%, 12/15/2021	46,977
31,000	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.50%, 11/02/2020 (e)	31,465
52,200	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	54,941
	Transocean, Inc.,
75,000	6.80%, 03/15/2038	59,812
63,000	7.50%, 01/15/2026 (e)	64,733
36,000	9.00%, 07/15/2023 (e)	38,880
50,000	Unit Corp., 6.63%, 05/15/2021	50,125
	Weatherford International Ltd.,
79,000	6.50%, 08/01/2036	63,200

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Energy Equipment & Services — continued
37,000	7.75%, 06/15/2021	37,740
32,000	8.25%, 06/15/2023	31,740
20,000	9.88%, 02/15/2024	20,975

		708,623

	Oil, Gas & Consumable Fuels — 3.7%
305,000	Alta Mesa Holdings LP, 7.88%, 12/15/2024	336,263
70,000	Andeavor Logistics LP, 6.25%, 10/15/2022	74,361
51,000	Antero Resources Corp., 5.13%, 12/01/2022	52,275
215,000	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	223,062
15,000	California Resources Corp., 8.00%, 12/15/2022 (e)	11,100
23,000	Calumet Specialty Products Partners LP, 6.50%, 04/15/2021	22,914
83,000	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2023	84,971
20,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	21,675
271,000	Chesapeake Energy Corp., 8.00%, 01/15/2025 (e)	269,306
35,000	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	34,978
	Continental Resources, Inc.,
55,000	4.90%, 06/01/2044	52,250
122,000	5.00%, 09/15/2022	124,287
1,355,000	Ecopetrol SA, (Colombia), 5.88%, 05/28/2045	1,371,937
	EP Energy LLC,
153,000	7.75%, 09/01/2022	87,210
80,000	8.00%, 11/29/2024 (e)	80,000
160,000	8.00%, 02/15/2025 (e)	105,200
217,000	9.38%, 05/01/2020	160,580
80,000	Frontera Energy Corp., (Colombia), Series AI, 10.00%, (cash), 11/02/2021 (v)	90,700
108,000	Genesis Energy LP, 6.75%, 08/01/2022	111,613
	Gulfport Energy Corp.,
65,000	6.00%, 10/15/2024	65,244
24,000	6.38%, 01/15/2026 (e)	24,120
105,000	Kinder Morgan Energy Partners LP, 6.50%, 09/01/2039	121,576
	MEG Energy Corp., (Canada),
300,000	6.38%, 01/30/2023 (e)	274,875
90,000	6.50%, 01/15/2025 (e)	88,200
235,000	Oasis Petroleum, Inc., 6.88%, 01/15/2023	239,406
340,000	Petrobras Global Finance BV, (Brazil), 7.38%, 01/17/2027	375,700
	QEP Resources, Inc.,
128,000	5.38%, 10/01/2022	131,040
8,000	5.63%, 03/01/2026	8,119
140,000	Range Resources Corp., 4.88%, 05/15/2025	136,500
104,000	Rockies Express Pipeline LLC, 6.00%, 01/15/2019 (e)	107,349
50,000	Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	55,021
105,000	Sanchez Energy Corp., 7.75%, 06/15/2021	99,488
64,000	SM Energy Co., 6.50%, 01/01/2023	64,640
225,000	Southwestern Energy Co., 6.70%, 01/23/2025	234,000
	TerraForm Power Operating LLC,
26,000	4.25%, 01/31/2023 (e) (w)	26,065
33,000	5.00%, 01/31/2028 (e) (w)	33,124
61,000	SUB, 6.62%, 06/15/2025 (e)	66,871
	Ultra Resources, Inc.,
83,000	6.88%, 04/15/2022 (e)	83,789
36,000	7.13%, 04/15/2025 (e)	36,000
43,000	Whiting Petroleum Corp., 5.00%, 03/15/2019	43,323
200,000	Williams Partners LP, 5.40%, 03/04/2044	219,446
	WPX Energy, Inc.,
20,000	5.25%, 09/15/2024	19,650
30,000	6.00%, 01/15/2022	30,900

		5,899,128

	Total Energy	6,607,751

	Financials — 3.0%
	Banks — 1.3%
200,000	Australia & New Zealand Banking Group Ltd., (Australia), (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 06/15/2026 (e) (x) (y) (aa)	227,750
200,000	Bank of America Corp., Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	221,750
200,000	Citigroup, Inc., Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 05/15/2024 (x) (y) (aa)	216,300
200,000	Credit Agricole SA, (France), (USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (e) (x) (y) (aa)	240,150
450,000	HSBC Holdings plc, (United Kingdom), (USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 05/22/2027 (x) (y) (aa)	472,725
200,000	ING Groep NV, (Netherlands), Reg. S, (USD Swap Semi 5 Year + 5.12%), 6.87%, 04/16/2022 (x) (y) (aa)	219,000

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
250,000	Santander UK Group Holdings plc, (United Kingdom), 5.63%, 09/15/2045 (e)	297,679
200,000	Societe Generale SA, (France), (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 09/29/2025 (e) (x) (y) (aa)	233,250

		2,128,604

	Capital Markets — 0.6%
	Credit Suisse Group AG, (Switzerland),
250,000	(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (e) (x) (y) (aa)	271,399
200,000	(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (e) (x) (y) (aa)	229,234
95,000	Goldman Sachs Group, Inc. (The), Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	98,382
250,000	UBS Group AG, (Switzerland), Reg. S, (USD Swap Semi 5 Year + 4.87%), 7.00%, 02/19/2025 (x) (y) (aa)	283,886

		882,901

	Consumer Finance — 0.2%
275,000	Ally Financial, Inc., 5.75%, 11/20/2025	301,466
25,000	Springleaf Finance Corp., 6.13%, 05/15/2022	25,937

		327,403

	Diversified Financial Services — 0.4%
140,000	ACE Cash Express, Inc., 11.00%, 02/01/2019 (e)	140,000
320,000	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	304,000
163,000	Nationstar Mortgage LLC, 6.50%, 06/01/2022	164,630

		608,630

	Insurance — 0.4%
86,000	Liberty Mutual Group, Inc., 7.80%, 03/15/2037 (e)	109,220
250,000	MetLife, Inc., 6.40%, 12/15/2036	288,125
250,000	Prudential Financial, Inc., (ICE LIBOR USD 3 Month + 3.92%), 5.62%, 06/15/2043 (aa)	270,937
55,000	USIS Merger Sub, Inc., 6.88%, 05/01/2025 (e)	55,688

		723,970

	Thrifts & Mortgage Finance — 0.1%
33,000	Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/2025 (e)	32,918
108,000	Quicken Loans, Inc., 5.75%, 05/01/2025 (e)	113,535

		146,453

	Total Financials	4,817,961

	Health Care — 4.1%
	Health Care Equipment & Supplies — 0.4%
150,000	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	142,031
	Mallinckrodt International Finance SA,
225,000	5.50%, 04/15/2025 (e)	189,563
145,000	5.63%, 10/15/2023 (e)	127,238
63,000	5.75%, 08/01/2022 (e)	58,117
65,000	Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/2023 (e)	68,250

		585,199

	Health Care Providers & Services — 2.5%
60,000	Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	61,950
375,000	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	364,687
	Community Health Systems, Inc.,
69,000	6.88%, 02/01/2022	41,572
160,000	7.13%, 07/15/2020	124,800
130,000	DaVita, Inc., 5.00%, 05/01/2025	130,162
140,000	Envision Healthcare Corp., 5.63%, 07/15/2022	142,450
	HCA, Inc.,
125,000	5.38%, 02/01/2025	129,688
500,000	5.88%, 02/15/2026	531,875
355,000	HealthSouth Corp., 5.75%, 09/15/2025	368,313
435,000	Kindred Healthcare, Inc., 8.75%, 01/15/2023	435,000
181,000	MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	194,349
108,500	Polaris Intermediate Corp., 8.50%, (cash), 12/01/2022 (e) (v)	112,883
21,000	SP Finco LLC, 6.75%, 07/01/2025 (e)	19,110
163,000	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	147,515
	Tenet Healthcare Corp.,
22,000	4.63%, 07/15/2024 (e)	21,670
34,000	5.13%, 05/01/2025 (e)	32,810
480,000	6.75%, 06/15/2023	448,800
33,000	7.00%, 08/01/2025 (e)	29,948
250,000	7.50%, 01/01/2022 (e)	263,750
391,000	8.13%, 04/01/2022	387,090
5,000	West Street Merger Sub, Inc., 6.38%, 09/01/2025 (e)	5,050

		3,993,472

	Pharmaceuticals — 1.2%
	Endo Finance LLC,
169,000	5.75%, 01/15/2022 (e)	139,425
73,000	7.25%, 01/15/2022 (e)	63,145

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
211,000	Mylan NV, 5.25%, 06/15/2046	224,889
260,000	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 4.10%, 10/01/2046	198,468
	Valeant Pharmaceuticals International, Inc.,
40,000	5.50%, 03/01/2023 (e)	34,250
57,000	5.50%, 11/01/2025 (e)	57,570
25,000	5.88%, 05/15/2023 (e)	21,844
205,000	6.13%, 04/15/2025 (e)	175,787
101,000	6.38%, 10/15/2020 (e)	101,000
256,000	6.50%, 03/15/2022 (e)	268,800
15,000	6.75%, 08/15/2021 (e)	14,625
44,000	7.00%, 03/15/2024 (e)	47,135
590,000	7.25%, 07/15/2022 (e)	573,775
35,000	7.50%, 07/15/2021 (e)	34,650

		1,955,363

	Total Health Care	6,534,034

	Industrials — 3.6%
	Aerospace & Defense — 0.9%
	Arconic, Inc.,
95,000	5.90%, 02/01/2027	105,925
150,000	5.95%, 02/01/2037	162,375
	Bombardier, Inc., (Canada),
15,000	7.50%, 12/01/2024 (e)	15,126
160,000	7.50%, 03/15/2025 (e)	160,200
265,000	8.75%, 12/01/2021 (e)	293,159
317,000	Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/2019	325,876
	TransDigm, Inc.,
95,000	5.50%, 10/15/2020	96,069
115,000	6.38%, 06/15/2026	116,725
	Triumph Group, Inc.,
90,000	4.88%, 04/01/2021	88,425
50,000	5.25%, 06/01/2022	48,937

		1,412,817

	Airlines — 0.0% (g)
20,000	United Continental Holdings, Inc., 4.25%, 10/01/2022	20,050

	Building Products — 0.1%
79,000	Airxcel, Inc., 8.50%, 02/15/2022 (e)	83,542
65,000	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e) (bb)	59,394
	Summit Materials LLC,
10,000	5.13%, 06/01/2025 (e)	10,200
65,000	6.13%, 07/15/2023	67,945

		221,081

	Commercial Services & Supplies — 0.4%
95,000	ADT Corp. (The), 4.13%, 06/15/2023	96,009
18,000	Brink’s Co. (The), 4.63%, 10/15/2027 (e)	17,856
200,000	GW Honos Security Corp., (Canada), 8.75%, 05/15/2025 (e)	214,000
222,000	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	245,032
12,000	Quad/Graphics, Inc., 7.00%, 05/01/2022	12,300

		585,197

	Construction & Engineering — 0.1%
175,000	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	186,008

	Electrical Equipment — 0.3%
145,000	General Cable Corp., 5.75%, 10/01/2022	148,262
236,000	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	256,060

		404,322

	Industrial Conglomerates — 0.2%
300,000	Grupo KUO SAB de CV, (Mexico), 5.75%, 07/07/2027 (e)	307,500

	Machinery — 0.5%
130,000	Hillman Group, Inc. (The), 6.38%, 07/15/2022 (e)	128,375
110,000	Navistar International Corp., 6.63%, 11/01/2025 (e)	113,919
113,000	Novelis Corp., 5.88%, 09/30/2026 (e)	118,085
20,000	RBS Global, Inc., 4.88%, 12/15/2025 (e)	20,000
12,000	TriMas Corp., 4.88%, 10/15/2025 (e)	12,120
68,000	Wabash National Corp., 5.50%, 10/01/2025 (e)	68,510
295,000	Welbilt, Inc., 9.50%, 02/15/2024	335,563

		796,572

	Professional Services — 0.0% (g)
28,000	IHS Markit Ltd., 4.00%, 03/01/2026 (e)	28,315

	Road & Rail — 1.0%
500,000	Avis Budget Car Rental LLC, 6.38%, 04/01/2024 (e)	513,750
	DAE Funding LLC, (United Arab Emirates),
10,000	4.50%, 08/01/2022 (e)	9,987
61,000	5.00%, 08/01/2024 (e)	61,000
289,000	Herc Rentals, Inc., 7.75%, 06/01/2024 (e)	316,484
	Hertz Corp. (The),
400,000	5.50%, 10/15/2024 (e)	356,000
185,000	6.25%, 10/15/2022	176,675
130,000	7.63%, 06/01/2022 (e)	134,189
109,000	Park Aerospace Holdings Ltd., (Ireland), 4.50%, 03/15/2023 (e)	105,730

		1,673,815

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — 0.1%
135,000	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	127,744
28,000	H&E Equipment Services, Inc., 5.63%, 09/01/2025 (e)	29,330

		157,074

	Total Industrials	5,792,751

	Information Technology — 3.3%
	Communications Equipment — 0.2%
170,000	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	181,900
47,000	CommScope, Inc., 5.50%, 06/15/2024 (e)	49,232
100,000	Riverbed Technology, Inc., 8.88%, 03/01/2023 (e)	94,125

		325,257

	Electronic Equipment, Instruments & Components — 0.0% (g)
29,000	Zebra Technologies Corp., 7.25%, 10/15/2022	30,581

	Internet Software & Services — 0.6%
5,000	Match Group, Inc., 5.00%, 12/15/2027 (e)	5,038
688,000	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	737,880
5,000	VeriSign, Inc., 4.75%, 07/15/2027	5,156
	Zayo Group LLC,
10,000	5.75%, 01/15/2027 (e)	10,300
115,000	6.00%, 04/01/2023	119,888
55,000	6.38%, 05/15/2025	58,162

		936,424

	IT Services — 0.5%
110,000	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	111,650
100,000	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	93,875
496,000	First Data Corp., 7.00%, 12/01/2023 (e)	524,830

		730,355

	Semiconductors & Semiconductor Equipment — 0.4%
360,000	Amkor Technology, Inc., 6.38%, 10/01/2022	371,250
170,000	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	177,225
42,000	Microsemi Corp., 9.13%, 04/15/2023 (e)	47,512

		595,987

	Software — 0.9%
90,000	Camelot Finance SA, 7.88%, 10/15/2024 (e)	96,300
	CURO Financial Technologies Corp.,
4,000	12.00%, 03/01/2022 (e)	4,330
48,000	12.00%, 03/01/2022 (e)	52,800
123,000	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	137,760
225,000	Infor Software Parent LLC, 7.13%, (cash), 05/01/2021 (e) (v)	230,625
125,000	Infor US, Inc., 6.50%, 05/15/2022	128,750
309,000	Informatica LLC, 7.13%, 07/15/2023 (e)	315,180
56,000	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	58,240
166,000	Solera LLC, 10.50%, 03/01/2024 (e)	186,750
200,000	Veritas US, Inc., 7.50%, 02/01/2023 (e)	210,000

		1,420,735

	Technology Hardware, Storage & Peripherals — 0.7%
	Dell International LLC,
200,000	7.13%, 06/15/2024 (e)	217,005
180,000	8.35%, 07/15/2046 (e)	225,856
115,000	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	123,625
510,000	Western Digital Corp., 10.50%, 04/01/2024	591,919

		1,158,405

	Total Information Technology	5,197,744

	Materials — 4.3%
	Chemicals — 1.7%
	Blue Cube Spinco, Inc.,
50,000	9.75%, 10/15/2023	59,562
50,000	10.00%, 10/15/2025	60,750
215,000	CF Industries, Inc., 5.38%, 03/15/2044	211,237
	Chemours Co. (The),
4,000	5.38%, 05/15/2027	4,170
165,000	6.63%, 05/15/2023	174,487
125,000	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	123,750
220,000	CVR Partners LP, 9.25%, 06/15/2023 (e)	233,200
60,000	FXI Holdings, Inc., 7.88%, 11/01/2024 (e)	60,093
434,000	Gates Global LLC, 6.00%, 07/15/2022 (e)	443,895
30,000	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	33,413
525,000	Hexion, Inc., 6.63%, 04/15/2020	463,313
	Huntsman International LLC,
65,000	4.88%, 11/15/2020	67,925
110,000	5.13%, 11/15/2022	118,525
250,000	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	260,625
335,000	LSB Industries, Inc., SUB, 8.50%, 08/01/2019	331,650
14,000	PQ Corp., 5.75%, 12/15/2025 (e) (w)	14,315
12,000	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	12,524

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
67,000	Tronox Finance plc, 5.75%, 10/01/2025 (e)	69,680

		2,743,114

	Construction Materials — 0.2%
220,000	Cemex SAB de CV, (Mexico), 7.75%, 04/16/2026 (e)	249,656
65,000	US Concrete, Inc., 6.38%, 06/01/2024	69,713

		319,369

	Containers & Packaging — 0.2%
225,000	Ardagh Packaging Finance plc, (Ireland), 6.00%, 02/15/2025 (e)	239,085
100,000	Owens-Brockway Glass Container, Inc., 5.38%, 01/15/2025 (e)	106,250

		345,335

	Metals & Mining — 2.1%
130,000	AK Steel Corp., 7.50%, 07/15/2023	141,050
100,000	Aleris International, Inc., 9.50%, 04/01/2021 (e)	105,250
	ArcelorMittal, (Luxembourg),
108,000	6.75%, 02/25/2022	122,040
200,000	7.50%, 10/15/2039	251,500
250,000	Constellium NV, (Netherlands), 6.63%, 03/01/2025 (e)	265,625
	FMG Resources August 2006 Pty. Ltd., (Australia),
11,000	4.75%, 05/15/2022 (e)	11,179
12,000	5.13%, 05/15/2024 (e)	12,315
125,000	9.75%, 03/01/2022 (e)	139,062
	Freeport-McMoRan, Inc.,
45,000	3.88%, 03/15/2023	44,487
88,000	5.40%, 11/14/2034	85,580
82,000	5.45%, 03/15/2043	77,670
65,000	Glencore Finance Canada Ltd., (Switzerland), 6.00%, 11/15/2041 (e)	75,254
105,000	Steel Dynamics, Inc., 5.50%, 10/01/2024	111,762
550,000	Stillwater Mining Co., (South Africa), Reg. S, 7.13%, 06/27/2025	570,625
1,230,000	Vedanta Resources plc, (India), 8.25%, 06/07/2021 (e)	1,368,375

		3,381,774

	Paper & Forest Products — 0.1%
55,000	Clearwater Paper Corp., 4.50%, 02/01/2023	54,863

	Total Materials	6,844,455

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
	CyrusOne LP,
50,000	5.00%, 03/15/2024 (e)	52,000
35,000	5.38%, 03/15/2027 (e)	36,662
	Equinix, Inc.,
36,000	5.38%, 04/01/2023	37,109
15,000	5.88%, 01/15/2026	16,275
250,000	GEO Group, Inc. (The), 6.00%, 04/15/2026	259,375
15,000	Iron Mountain, Inc., 4.88%, 09/15/2027 (e)	15,338
	Uniti Group LP,
100,000	6.00%, 04/15/2023 (e)	98,750
235,000	7.13%, 12/15/2024 (e)	213,263
175,000	8.25%, 10/15/2023	167,562

	Total Real Estate	896,334

	Telecommunication Services — 6.3%
	Diversified Telecommunication Services — 3.8%
	AT&T, Inc.,
250,000	4.75%, 05/15/2046	238,999
625,000	5.30%, 08/14/2058	613,701
	CCO Holdings LLC,
17,000	5.00%, 02/01/2028 (e)	16,575
30,000	5.50%, 05/01/2026 (e)	30,600
100,000	5.75%, 02/15/2026 (e)	103,750
500,000	5.88%, 04/01/2024 (e)	523,750
	CenturyLink, Inc.,
10,000	Series T, 5.80%, 03/15/2022	9,563
10,000	Series S, 6.45%, 06/15/2021	9,931
3,000	Series W, 6.75%, 12/01/2023	2,890
7,000	Series Y, 7.50%, 04/01/2024	6,825
170,000	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	164,900
120,000	Cogent Communications Finance, Inc., 5.63%, 04/15/2021 (e)	121,800
51,000	Consolidated Communications, Inc., 6.50%, 10/01/2022	46,474
533,000	Embarq Corp., 8.00%, 06/01/2036	506,350
	Frontier Communications Corp.,
81,000	10.50%, 09/15/2022	64,192
494,000	11.00%, 09/15/2025	379,145
160,000	GCI, Inc., 6.75%, 06/01/2021	162,800
	Intelsat Jackson Holdings SA, (Luxembourg),
50,000	5.50%, 08/01/2023	40,937
70,000	7.25%, 10/15/2020	66,150
360,000	7.50%, 04/01/2021	335,250
325,000	8.00%, 02/15/2024 (e)	343,688
20,000	9.75%, 07/15/2025 (e)	19,300
30,000	Level 3 Financing, Inc., 5.63%, 02/01/2023	30,338

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
447,000	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	392,243
100,000	Qwest Corp., 7.13%, 11/15/2043	91,074
200,000	SFR Group SA, (France), 7.38%, 05/01/2026 (e)	201,500
	Sprint Capital Corp.,
45,000	6.88%, 11/15/2028	46,181
483,000	8.75%, 03/15/2032	557,716
	Telecom Italia Capital SA, (Italy),
20,000	6.00%, 09/30/2034	22,325
35,000	6.38%, 11/15/2033	40,425
13,000	7.20%, 07/18/2036	16,136
117,000	7.72%, 06/04/2038	150,977
380,000	Verizon Communications, Inc., 4.67%, 03/15/2055	361,018
	Windstream Services LLC,
107,000	6.38%, 08/01/2023 (e)	69,015
45,000	6.38%, 08/01/2023	30,375
345,000	7.50%, 06/01/2022	255,300

		6,072,193

	Wireless Telecommunication Services — 2.5%
825,000	Comunicaciones Celulares SA, (Guatemala), 6.88%, 02/06/2024 (e)	859,320
700,000	Digicel Group Ltd., (Jamaica), Reg. S, 8.25%, 09/30/2020	674,625
	Hughes Satellite Systems Corp.,
20,000	6.63%, 08/01/2026 (e)	20,925
225,000	6.63%, 08/01/2026	235,406
400,000	Sixsigma Networks Mexico SA de CV, (Mexico), Reg. S, 8.25%, 11/07/2021	421,000
147,000	Sprint Communications, Inc., 7.00%, 03/01/2020 (e)	157,474
	Sprint Corp.,
820,000	7.63%, 02/15/2025	870,840
110,000	7.88%, 09/15/2023	118,525
	T-Mobile USA, Inc.,
110,000	6.50%, 01/15/2026	120,552
200,000	6.63%, 04/01/2023	209,180
305,000	United States Cellular Corp., 6.70%, 12/15/2033	320,250

		4,008,097

	Total Telecommunication Services	10,080,290

	Utilities — 0.9%
	Electric Utilities — 0.3%
120,000	FirstEnergy Transmission LLC, 5.45%, 07/15/2044 (e)	140,240
	NextEra Energy Operating Partners LP,
17,000	4.25%, 09/15/2024 (e)	17,213
11,000	4.50%, 09/15/2027 (e)	11,027
189,000	Terraform Global Operating LLC, 9.75%, 08/15/2022 (e)	208,845

		377,325

	Independent Power and Renewable Electricity Producers — 0.6%
	Dynegy, Inc.,
230,000	7.38%, 11/01/2022	245,812
110,000	7.63%, 11/01/2024	119,763
26,000	8.13%, 01/30/2026 (e)	28,925
	NRG Energy, Inc.,
19,000	5.75%, 01/15/2028 (e)	19,000
207,000	6.25%, 05/01/2024	219,420
165,000	6.63%, 01/15/2027	177,787
75,000	NRG Yield Operating LLC, 5.38%, 08/15/2024	77,813
140,000	Talen Energy Supply LLC, 6.50%, 06/01/2025	118,650

		1,007,170

	Total Utilities	1,384,495

	Total Corporate Bonds (Cost $61,931,968)	62,216,776

Foreign Government Securities — 6.0%
	Government of Dominican Republic, (Dominican Republic),
200,000	Reg. S, 6.88%, 01/29/2026	228,927
400,000	Reg. S, 7.45%, 04/30/2044	475,500
535,000	Reg. S, 7.45%, 04/30/2044	635,981
700,000	Kingdom of Jordan, (Jordan), Reg. S, 5.75%, 01/31/2027	692,125
	Provincia de Buenos Aires, (Argentina),
750,000	Reg. S, 7.88%, 06/15/2027	834,375
617,000	9.13%, 03/16/2024 (e)	717,262
350,000	9.95%, 06/09/2021 (e)	405,125
	Republic of Belarus, (Belarus),
400,000	6.88%, 02/28/2023 (e)	421,500
200,000	Reg. S, 7.63%, 06/29/2027	218,600
200,000	Republic of Costa Rica, (Costa Rica), 7.16%, 03/12/2045 (e)	211,500
1,100,000	Republic of Ecuador, (Ecuador), 10.75%, 03/28/2022 (e)	1,271,100
600,000	Republic of Honduras, (Honduras), Reg. S, 6.25%, 01/19/2027	640,500

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Republic of Instituto Costarricense de Electricidad, (Costa Rica),
690,000	Reg. S, 6.38%, 05/15/2043	639,975
	Republic of Lebanon, (Lebanon),
154,000	Reg. S, 5.45%, 11/28/2019	149,572
250,000	6.38%, 03/09/2020	245,313
277,000	Reg. S, 6.65%, 02/26/2030	254,148
	Republic of Paraguay, (Paraguay),
500,000	Reg. S, 6.10%, 08/11/2044	571,250
300,000	Reg. S, 6.10%, 08/11/2044	342,750
500,000	Republic of Ukraine, (Ukraine), Reg. S, 7.75%, 09/01/2020	530,625

	Total Foreign Government Securities (Cost $9,086,037)	9,486,128

Municipal Bonds — 2.8% (t)
	California — 1.8%
240,000	Bay Area Toll Authority, California Toll Bridge, Series S-1, Rev., 6.92%, 04/01/2040	344,073
290,000	County of Orange, Water District, Series B, Rev., 4.06%, 08/15/2041	300,017
100,000	Los Angeles Community College District, GO, 6.75%, 08/01/2049	152,700
140,000	Regents of the University of California, Build America Bonds, Series R, Rev., 5.77%, 05/15/2043	181,622
550,000	San Francisco City & County Public Utilities Commission, Water, Series G, Rev., 6.95%, 11/01/2050	818,158
	State of California, Various Purpose,
240,000	GO, 7.30%, 10/01/2039	356,064
45,000	GO, 7.50%, 04/01/2034	65,837
	University of California,
100,000	Rev., 4.13%, 05/15/2045	105,709
100,000	Rev., 4.77%, 05/15/2044	106,969
255,000	University of California, Medical Center, Series F, Rev., 6.58%, 05/15/2049	353,170

		2,784,319

	Colorado — 0.1%
175,000	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 01/15/2045	179,573

	Illinois — 0.0% (g)
25,000	Illinois Finance Authority, Series A, Rev., 4.00%, 10/01/2049	25,594

	Indiana — 0.2%
240,000	Indianapolis Local Public Improvement Bond Bank, Marion County Health & Hospital, Series B-2, Rev., 6.12%, 01/15/2040	306,998

	Louisiana — 0.1%
75,000	Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage Commission Projects, Series A, Rev., 4.00%, 02/01/2048	76,120

	Missouri — 0.2%
285,000	Missouri State Health & Educational Facilities Authority, Educational Facilities, Series A, Rev., 3.65%, 08/15/2057	284,410

	New Jersey — 0.0% (g)
25,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2042	26,148

	South Carolina — 0.0% (g)
50,000	State of South Carolina Ports Authority, Rev., AMT, 5.25%, 07/01/2055	55,736

	Texas — 0.3%
131,000	North Texas Tollway Authority System, Series B, Rev., 6.72%, 01/01/2049	196,356
300,000	Texas A&M University, Permanent University Fund, Series B, Rev., 3.66%, 07/01/2047	297,498

		493,854

	Utah — 0.1%
100,000	Utah Transit Authority, Sales Tax, Series B, Rev., 5.94%, 06/15/2039	129,919

	Total Municipal Bonds (Cost $4,213,600)	4,362,671

U.S. Treasury Obligation — 1.9%
3,047,100	U.S. Treasury Notes, 1.75%, 11/30/2021 (Cost $3,041,859)	3,010,678

SHARES
Common Stocks — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
2,000	Frontera Energy Corp., (Colombia) (a)	58,180

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
1,536	UCI Holdings LLC, (New Zealand) (a) (bb)	28,032

	Total Common Stocks (Cost $93,137)	86,212

PRINCIPAL AMOUNT
Loan Assignments — 1.3% (cc)
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.1%
99,500	Casablanca US Holdings, Inc., 1st Lien Term Loan, (LIBOR + 4.75%), 6.13%, 03/29/2024 (aa)	99,563
5,307	Golden Nugget, Inc., 1st Lien Term Loan B, (LIBOR + 3.25%), 4.60%, 10/04/2023 (aa)	5,345

		104,908

	Leisure Products — 0.1%
247,787	FGI Operating Co. LLC, Term B Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 04/19/2019 (aa)	156,106

	Total Consumer Discretionary	261,014

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
99,250	Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.35%, 11/29/2023 (aa)	78,408

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
120,000	Chesapeake Energy Corp., 1st Lien Last Out, (ICE LIBOR USD 3 Month + 7.50%), 8.81%, 08/23/2021 (aa)	127,650
98,980	CITGO Petroleum Corp., Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.84%, 07/29/2021 (aa)	97,396
195,061	Gulf Finance LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.25%), 6.59%, 08/25/2023 (aa)	181,406
99,500	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 12/31/2023 (aa)	99,429
23,063	Summit Midstream Partners Holdings LLC, Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 6.00%), 7.35%, 05/16/2022 (aa)	23,428

	Total Energy	529,309

	Financials — 0.0% (g)
	Insurance — 0.0% (g)
4,961	HUB International Ltd., Initial Term Loan, (LIBOR + 3.00%), 4.41%, 10/02/2020 (aa)	4,981

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
37	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 10/21/2021 (aa)	30
109,245	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 4.75%, 04/01/2022 (aa)	110,692

	Total Health Care	110,722

	Industrials — 0.2%
	Aerospace & Defense — 0.0% (g)
5,000	MacDonald, Dettwiler and Assicates Ltd., Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.10%, 10/04/2024 (aa)	5,019

	Commercial Services & Supplies — 0.1%
85,218	Garda World Security Corp., 1st Lien Term Loan B, (LIBOR + 2.50% - 3.50%), 5.47%, 05/24/2024 (aa)	85,453
99,501	Prime Security Services Borrower LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 05/02/2022 (aa)	100,185

		185,638

	Machinery — 0.1%
99,251	Zodiac Pool Solutions LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.33%, 12/20/2023 (aa)	99,499

	Total Industrials	290,156

	Information Technology — 0.3%
	IT Services — 0.1%
196,407	First Data Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.56%, 07/08/2022 (aa)	196,395

	Software — 0.1%
99,251	Genesys Telecom Holdings (Greeneden), 1st Lien Term Loan B2, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 12/01/2023 (aa)	99,768
75,054	Infor US, Inc., Tranche B-6 Term Loan, (ICE LIBOR USD 3 Month + 2.75%, 3.75% Floor), 4.08%, 02/01/2022 (aa)	74,945

		174,713

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Technology Hardware, Storage & Peripherals — 0.1%
118,789	Quest Software US Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 6.92%, 10/31/2022 (aa)	120,075

	Total Information Technology	491,183

	Materials — 0.1%
	Containers & Packaging — 0.1%
99,227	Viskase Companies, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.58%, 01/30/2021 (aa)	96,933

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
174,000	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 4.99%, 10/02/2024 (aa)	176,112
50,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.21%, 06/30/2019 (aa)	49,836

	Total Telecommunication Services	225,948

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
46,518	Lightstone Holdco LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 01/30/2024 (aa)	46,634
2,899	Lightstone Holdco LLC, 1st Lien Term Loan C, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 01/30/2024 (aa)	2,906

	Total Utilities	49,540

	Total Loan Assignments (Cost $2,248,464)	2,138,194

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Industrials — 0.0% (g)
	Road & Rail — 0.0% (g)
49	Jack Cooper Enterprises, Inc., expiring 10/29/2027 (Strike Price $1.00) (a) (bb) (Cost $—)	—

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
2,053,981	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $2,054,399)	2,054,392

	Total Investments — 99.5% (Cost $157,663,761)	157,907,300
	Other Assets in Excess of Liabilities — 0.5%	791,007

	NET ASSETS — 100.0%	$158,698,307

Percentages indicated are based on net assets.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	32	03/2018	USD	3,969,500	(12,312)
U.S. Treasury Long Bond	16	03/2018	USD	2,426,500	(18,661)
U.S. Treasury Ultra Bond	4	03/2018	USD	658,875	(7,072)

					(38,045)

Short Contracts
U.S. Treasury 10 Year Note	(8)	03/2018	USD	(992,375)	3,006
U.S. Treasury 2 Year Note	(10)	03/2018	USD	(2,144,063)	292
U.S. Treasury 5 Year Note	(56)	03/2018	USD	(6,515,687)	9,507
U.S. Treasury Ultra Bond	(4)	03/2018	USD	(658,875)	7,991

					20,796

					(17,249)

Centrally Cleared Credit default swap contracts outstanding - sell protection(1) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread(%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	3.18	USD 5,500,000	444,245	45,450	489,695

						444,245	45,450	489,695

(1)	—	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	—	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	—	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)	—	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
AMT	—	Alternative Minimum Tax
CDX	—	Credit Derivative Index
CMBS	—	Commercial Mortgage Backed Security
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(w)	—	When-issued security.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$16,959,414	$15,261,303		$32,220,717
Collateralized Mortgage Obligations	—	20,621,464	535,668		21,157,132
Commercial Mortgage-Backed Securities	—	14,792,649	6,381,751		21,174,400
Corporate Bonds
Consumer Discretionary	—	12,032,447	—		12,032,447
Consumer Staples	—	2,028,514	—		2,028,514
Energy	—	6,607,751	—		6,607,751
Financials	—	4,817,961	—		4,817,961
Health Care	—	6,534,034	—		6,534,034
Industrials	—	5,733,357	59,394		5,792,751
Information Technology	—	5,197,744	—		5,197,744
Materials	—	6,844,455	—		6,844,455
Real Estate	—	896,334	—		896,334
Telecommunication Services	—	10,080,290	—		10,080,290
Utilities	—	1,384,495	—		1,384,495

Total Corporate Bonds	—	62,157,382	59,394		62,216,776

Foreign Government Securities	—	9,486,128	—		9,486,128
Municipal Bonds	—	4,362,671	—		4,362,671
U.S. Treasury Obligations	—	3,010,678	—		3,010,678
Common Stock
Energy	58,180	—	—		58,180
Financials	—	—	28,032		28,032

Total Common Stocks	58,180	—	28,032		86,212

Loan Assignments
Consumer Discretionary	—	261,014	—		261,014
Consumer Staples	—	78,408	—		78,408
Energy	—	529,309	—		529,309
Financials	—	4,981	—		4,981
Health Care	—	110,722	—		110,722
Industrials	—	290,156	—		290,156
Information Technology	—	491,183	—		491,183
Materials	—	96,933	—		96,933
Telecommunication Services	—	225,948	—		225,948
Utilities	—	49,540	—		49,540

Total Loan Assignments	—	2,138,194	—		2,138,194

Warrants
Industrials	—	—	—	(a)	—
Short-Term Investment
Investment Company	2,054,392	—	—		2,054,392

Total Investments in Securities	2,112,572	133,528,580	22,266,148		157,907,300

Appreciation in Other Financial Instruments
Futures Contracts	$20,796	$—	$—		$20,796
Swaps	—	45,450	—		45,450

Total Appreciation in Other Financial Instruments	$20,796	$45,450	$—		$66,246

Depreciation in Other Financial Instruments
Futures Contracts	$(38,045)	$—	$—		$(38,045)

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(a) Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]			Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities	$4,731,084	$18,289	$181,301	$1,885	$11,646,690			$(1,514,642)	$196,696	$—	$15,261,303
Collateralized Mortgage Obligations	653,409	38,607	(23,623)	(8,370)	183,116			(307,471)	—	—	535,668
Commercial Mortgage-Backed Securities	3,290,907	22,629	(10,840)	4,362	4,150,435			(1,305,946)	478,754	(248,550)	6,381,751
Common Stock — Financials	—	—	9,600	—	18,432			—	—	—	28,032
Corporate Bonds — Consumer Discretionary	17,850	(49,938)	50,520	—	—			(18,432)	—	—	—
Corporate Bonds — Energy	19,950	—	—	—	—			—	—	(19,950)	—
Corporate Bonds — Industrials	2,000	(5,274)	5,948	802	27,750			(2,807)	30,975	—	59,394
Warrant — Industrials	—	—	—	—	—	(a	)	—	—	—	—	(a	)

	$8,715,200	$24,313	$212,906	$(1,321)	$16,026,423			$(3,149,298)	$706,425	$(268,500)	$22,266,148

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a) Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3), amounted to $192,348.

Income Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$10,706,123		Discounted Cash Flow	Constant Prepayment Rate	1.00% - 30.00% (11.56%)
				Constant Default Rate	0.00% - 8.00% (1.30%)
				Yield (Discount Rate of Cash Flows)	1.42% - 7.55% (4.26%)

Asset-Backed Securities	10,706,123

	353,544		Discounted Cash Flow	Constant Prepayment Rate	5.00% - 8.85% (6.82%)
				Constant Default Rate	0.00% - 2.00% (0.95%)
				Yield (Discount Rate of Cash Flows)	5.46% - 6.69% (6.11%)

Collateralized Mortgage Obligations	353,544

	6,381,751		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (3.13%)
				Yield (Discount Rate of Cash Flows)	(50.65%) - 16.85% (2.12%)

Commercial Mortgage-Backed Securities	6,381,751

	59,394		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.39% (10.39%)

Corporate Bonds	59,394

	—	(a)	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—	(a)

Total	$17,500,812

(a) Value is zero

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2017, the value of these investments was approximately $4,765,336. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including credit default to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.3%
357	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	373
	Ally Auto Receivables Trust,
180	Series 2015-1, Class A3, 1.39%, 09/16/2019	179
368	Series 2016-1, Class A3, 1.47%, 04/15/2020	368
646	Series 2016-2, Class A3, 1.35%, 05/15/2020	644
666	Series 2017-2, Class A3, 1.78%, 08/16/2021	664
569	Series 2017-3, Class A3, 1.74%, 09/15/2021	567
	American Airlines Pass-Through Trust,
56	Series 2011-1, Class A, 5.25%, 01/31/2021	59
753	Series 2013-2, Class A, 4.95%, 01/15/2023	800
123	Series 2016-2, Class A, 3.65%, 06/15/2028	125
282	Series 2017-1, Class AA, 3.65%, 02/15/2029	292
204	Series 2017-2, Class AA, 3.35%, 10/15/2029	205
	American Credit Acceptance Receivables Trust,
501	Series 2017-2, Class A, 1.84%, 07/13/2020 (e)	501
450	Series 2017-3, Class A, 1.82%, 03/10/2020 (e)	450
600	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/2022	598
150	AmeriCredit Automobile Receivables, Series 2015-4, Class A3, 1.70%, 07/08/2020	150
	AmeriCredit Automobile Receivables Trust,
428	Series 2016-2, Class A3, 1.60%, 11/09/2020	427
117	Series 2017-1, Class A3, 1.87%, 08/18/2021	117
217	Series 2017-2, Class A3, 1.98%, 12/20/2021	217
292	Series 2017-3, Class A3, 1.90%, 03/18/2022	291
217	Series 2017-4, Class A3, 2.04%, 07/18/2022	216
207	Ascentium Equipment Receivables Trust, Series 2017-1A, Class A3, 2.29%, 06/10/2021 (e)	207
809	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/2021 (e)	805
510	B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 05/15/2048 (e)	506
	BMW Vehicle Lease Trust,
271	Series 2015-2, Class A3, 1.40%, 09/20/2018	271
290	Series 2016-2, Class A3, 1.43%, 09/20/2019	289
333	Series 2017-1, Class A3, 1.98%, 05/20/2020	333
260	Series 2017-2, Class A3, 2.07%, 10/20/2020	260
463	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	462
	Capital Auto Receivables Asset Trust,
404	Series 2015-1, Class A3, 1.61%, 06/20/2019	404
381	Series 2015-2, Class A3, 1.73%, 09/20/2019	381
109	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.75%, 06/15/2021 (e)	109
	CarMax Auto Owner Trust,
263	Series 2015-2, Class A3, 1.37%, 03/16/2020	262
337	Series 2016-1, Class A3, 1.61%, 11/16/2020	336
711	Series 2016-2, Class A3, 1.52%, 02/16/2021	708
540	Series 2016-4, Class A3, 1.40%, 08/15/2021	535
1,454	Series 2017-1, Class A3, 1.98%, 11/15/2021	1,453
425	Series 2017-3, Class A3, 1.97%, 04/15/2022	423
182	Series 2017-4, Class A3, 2.11%, 10/17/2022	182
765	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/2020 (e)	765
	Citibank Credit Card Issuance Trust,
3,200	Series 2014-A8, Class A8, 1.73%, 04/09/2020	3,202
1,120	Series 2016-A1, Class A1, 1.75%, 11/19/2021	1,114
	CNH Equipment Trust,
432	Series 2017-A, Class A3, 2.07%, 05/16/2022	432

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
375	Series 2017-B, Class A3, 1.86%, 09/15/2022	373
267	Series 2017-C, Class A3, 2.08%, 02/15/2023	267
288	Continental Airlines Pass-Through Trust, Series 2007-1, Class A, 5.98%, 04/19/2022	316
	CPS Auto Receivables Trust,
280	Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	280
125	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	125
479	Series 2017-C, Class B, 2.30%, 07/15/2021 (e)	477
308	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class A, 2.65%, 06/15/2026 (e)	310
209	Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 04/22/2022 (e)	209
	Delta Air Lines Pass-Through Trust,
22	Series 2010-2, Class A, 4.95%, 05/23/2019	23
46	Series 2011-1, Class A, 5.30%, 04/15/2019	48
295	Series 2012-1, Class A, 4.75%, 05/07/2020	308
1,500	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.45%, 03/15/2021	1,496
	Drive Auto Receivables Trust,
295	Series 2017-3, Class B, 2.30%, 05/17/2021	295
94	Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	94
	DT Auto Owner Trust,
457	Series 2017-2A, Class B, 2.44%, 02/15/2021 (e)	458
306	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	305
6	Exeter Automobile Receivables Trust, Series 2015-3A, Class A, 2.00%, 03/16/2020 (e)	6
180	Fifth Third Auto Trust, Series 2015-1, Class A3, 1.42%, 03/16/2020	180
349	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.27%, 07/15/2022 (e)	349
1,200	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 03/09/2047 (e)	1,194
	Flagship Credit Auto Trust,
99	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	99
174	Series 2016-2, Class A1, 2.28%, 05/15/2020 (e)	174
285	Series 2017-2, Class B, 2.57%, 04/15/2023 (e)	284
837	Series 2017-3, Class A, 1.88%, 10/15/2021 (e)	835
	Ford Credit Auto Lease Trust,
531	Series 2017-A, Class A3, 1.88%, 04/15/2020	530
229	Series 2017-B, Class A3, 2.03%, 12/15/2020	229
	Ford Credit Auto Owner Trust,
130	Series 2014-C, Class A3, 1.06%, 05/15/2019	130
184	Series 2015-A, Class A3, 1.28%, 09/15/2019	184
241	Series 2015-B, Class A3, 1.16%, 11/15/2019	241
360	Series 2015-C, Class A3, 1.41%, 02/15/2020	359
373	Series 2016-B, Class A3, 1.33%, 10/15/2020	371
755	Series 2017-A, Class A3, 1.67%, 06/15/2021	752
	GLS Auto Receivables Trust,
137	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	137
326	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	325
	GM Financial Automobile Leasing Trust,
636	Series 2015-3, Class A3, 1.69%, 03/20/2019	636
248	Series 2016-2, Class A3, 1.62%, 09/20/2019	248
507	Series 2017-1, Class A3, 2.06%, 05/20/2020	507
138	Series 2017-3, Class A3, 2.01%, 11/20/2020	138
391	GM Financial Consumer Automobile Trust, Series 2017-1A, Class A3, 1.78%, 10/18/2021 (e)	389
316	GMAT Trust, Series 2013-1A, Class A, SUB, 6.97%, 11/25/2043 (e) (bb)	316
231	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.38%, 10/15/2048 (e)	230

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Harley-Davidson Motorcycle Trust,
733	Series 2015-1, Class A3, 1.41%, 06/15/2020	732
288	Series 2015-2, Class A3, 1.30%, 03/16/2020	288
470	Hero Funding, (Cayman Islands), Series 2017-3A, Class A2, 3.95%, 09/20/2048 (e)	482
	Honda Auto Receivables Owner Trust,
79	Series 2015-1, Class A3, 1.05%, 10/15/2018	79
326	Series 2016-1, Class A3, 1.22%, 12/18/2019	325
392	Series 2016-3, Class A3, 1.16%, 05/18/2020	390
270	Series 2017-3, Class A3, 1.79%, 09/20/2021	268
	Hyundai Auto Receivables Trust,
86	Series 2015-A, Class A3, 1.05%, 04/15/2019	86
280	Series 2015-C, Class A3, 1.46%, 02/18/2020	279
563	Series 2017-A, Class A3, 1.76%, 08/16/2021	561
640	Series 2017-B, Class A3, 1.77%, 01/18/2022	636
	John Deere Owner Trust,
36	Series 2014-B, Class A3, 1.07%, 11/15/2018	36
236	Series 2015-B, Class A3, 1.44%, 10/15/2019	235
226	Series 2017-B, Class A3, 1.82%, 10/15/2021	225
1,199	Lendmark Funding Trust, Series 2016-A, Class A, 4.82%, 08/21/2023 (e)	1,218
392	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.26%, 02/16/2021	390
138	Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.01%, 08/25/2026 (e)	138
416	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 04/18/2022 (e)	416
	Nissan Auto Lease Trust,
379	Series 2017-A, Class A3, 1.91%, 04/15/2020	378
473	Series 2017-B, Class A3, 2.05%, 09/15/2020	472
	Nissan Auto Receivables Owner Trust,
100	Series 2014-B, Class A3, 1.11%, 05/15/2019	100
752	Series 2015-C, Class A3, 1.37%, 05/15/2020	750
305	Series 2016-B, Class A3, 1.32%, 01/15/2021	303
	OneMain Financial Issuance Trust,
93	Series 2014-2A, Class A, 2.47%, 09/18/2024 (e)	93
1,295	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	1,304
929	Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	929
	Prosper Marketplace Issuance Trust,
167	Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	167
310	Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	311
1,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.87%, 12/15/2020	999
95	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.78%, 06/25/2033 (bb)	96
319	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	321
177	SoFi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.83%, 05/25/2040 (e)	176
153	Spirit Airlines Pass Through Trust, Series 2017-1AA, 3.38%, 02/15/2030	153
391	Sprint Spectrum Co. LLC, 3.36%, 09/20/2021 (e)	394
	Toyota Auto Receivables Owner Trust,
542	Series 2016-A, Class A3, 1.25%, 03/16/2020	540
348	Series 2016-B, Class A3, 1.30%, 04/15/2020	347
670	Series 2016-D, Class A3, 1.23%, 10/15/2020	665
215	Series 2017-A, Class A3, 1.73%, 02/16/2021	214
400	United Airlines Pass-Through Trust, Series 2016-2, Class AA, 2.88%, 10/07/2028	391
474	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	476

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
297		VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	298
1,383		VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	1,392
654		VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.38%, 04/25/2047 (e) (bb)	658
349		VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.38%, 05/28/2047 (e) (bb)	350
352		VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e)	352
418		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.38%, 11/27/2045 (e) (bb)	420
1,099		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	1,098
102		Westgate Resorts LLC, Series 2015-1A, Class A, 2.75%, 05/20/2027 (e)	102
329		Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80%, 07/15/2020 (e)	328
746		World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 03/15/2024	743
		World Omni Auto Receivables Trust,
161		Series 2015-A, Class A3, 1.34%, 05/15/2020	160
1,194		Series 2015-B, Class A3, 1.49%, 12/15/2020	1,192
327		Series 2017-B, Class A3, 1.95%, 02/15/2023	325
		World Omni Automobile Lease Securitization Trust,
459		Series 2015-A, Class A3, 1.54%, 10/15/2018	459
500		Series 2017-A, Class A3, 2.13%, 04/15/2020	500

		Total Asset-Backed Securities (Cost $59,587)	59,649

Collateralized Mortgage Obligations — 11.6%
375		Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, 1.97%, 07/25/2034 (z)	374
6		CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 06/25/2019	6
		Citigroup Mortgage Loan Trust, Inc.,
21		Series 2003-1, Class 3A4, 5.25%, 09/25/2033	21
60		Series 2004-HYB4, Class WA, 3.66%, 12/25/2034 (z) (bb)	60
36		CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 5A4, 5.25%, 11/25/2033	36
		FHLMC REMIC,
20		Series 1578, Class K, 6.90%, 09/15/2023	21
182		Series 2110, Class PG, 6.00%, 01/15/2029	206
28		Series 2436, Class MC, 7.00%, 04/15/2032	31
35		Series 2441, Class GF, 6.50%, 04/15/2032	40
204		Series 2505, Class D, 5.50%, 09/15/2032	221
872		Series 2525, Class AM, 4.50%, 04/15/2032	928
105		Series 2544, Class KE, 5.50%, 12/15/2032	115
257		Series 2557, Class HL, 5.30%, 01/15/2033	279
1		Series 2558, Class BD, 5.00%, 01/15/2018	1
3		Series 2564, Class NK, 5.00%, 02/15/2018	3
79		Series 2575, Class PE, 5.50%, 02/15/2033	88
333		Series 2586, Class WG, 4.00%, 03/15/2033	347
—	(h)	Series 2594, Class JB, 4.50%, 04/15/2018	—	(h)
10		Series 2595, Class HJ, 5.00%, 03/15/2023	10
277		Series 2596, Class QD, 4.00%, 03/15/2033	288
20		Series 2611, Class KH, 5.00%, 05/15/2018	20
315		Series 2621, Class QH, 5.00%, 05/15/2033	343
420		Series 2624, Class QH, 5.00%, 06/15/2033	458
1,002		Series 2626, Class JC, 5.00%, 06/15/2023	1,050
175		Series 2632, Class AB, 4.50%, 06/15/2018	176
21		Series 2648, Class BK, 5.00%, 07/15/2033	22

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
31	Series 2649, Class PJ, 3.50%, 06/15/2033	32
4	Series 2649, Class QH, 4.50%, 07/15/2018	4
227	Series 2649, Class WB, 3.50%, 07/15/2023	232
675	Series 2673, Class PE, 5.50%, 09/15/2033	747
758	Series 2685, Class DT, 5.00%, 10/15/2023	794
174	Series 2687, Class JH, 5.00%, 10/15/2023	182
525	Series 2696, Class DG, 5.50%, 10/15/2033	578
30	Series 2699, Class TC, 4.00%, 11/15/2018	30
1,166	Series 2701, Class AC, 5.00%, 11/15/2023	1,222
284	Series 2725, Class TA, 4.50%, 12/15/2033	314
568	Series 2733, Class ME, 5.00%, 01/15/2034	615
80	Series 2752, Class JB, 4.50%, 02/15/2019	81
131	Series 2760, Class KT, 4.50%, 09/15/2032	135
102	Series 2764, Class UE, 5.00%, 10/15/2032	102
261	Series 2768, Class PK, 5.00%, 03/15/2034	283
39	Series 2773, Class OC, 5.00%, 04/15/2019	40
37	Series 2828, Class JE, 4.50%, 07/15/2019	37
6	Series 2843, Class BC, 5.00%, 08/15/2019	6
54	Series 2864, Class NB, 5.50%, 07/15/2033	54
72	Series 2875, Class HB, 4.00%, 10/15/2019	72
224	Series 2899, Class HB, 4.00%, 12/15/2019	226
33	Series 2910, Class BE, 4.50%, 12/15/2019	33
50	Series 2920, Class KT, 4.50%, 01/15/2020	51
55	Series 2929, Class KG, 4.50%, 02/15/2020	55
416	Series 2934, Class KG, 5.00%, 02/15/2035	450
6	Series 2950, Class JA, 4.50%, 03/15/2020	6
1,233	Series 2960, Class JH, 5.50%, 04/15/2035	1,361
38	Series 2981, Class BC, 4.50%, 05/15/2020	39
41	Series 2988, Class TY, 5.50%, 06/15/2025	44
984	Series 2989, Class TG, 5.00%, 06/15/2025	1,049
6	Series 2993, Class PM, 4.50%, 05/15/2035	6
8	Series 3017, Class MK, 5.00%, 12/15/2034	8
2	Series 3036, Class TE, 5.50%, 12/15/2034	2
30	Series 3077, Class TO, PO, 04/15/2035	27
84	Series 3082, Class PW, 5.50%, 12/15/2035	93
1,962	Series 3084, Class BH, 5.50%, 12/15/2035	2,169
107	Series 3087, Class KX, 5.50%, 12/15/2025	114
1,842	Series 3098, Class KG, 5.50%, 01/15/2036	2,046
1,519	Series 3102, Class CE, 5.50%, 01/15/2026	1,596
43	Series 3121, Class JD, 5.50%, 03/15/2026	47
142	Series 3123, Class HT, 5.00%, 03/15/2026	150
74	Series 3136, Class CO, PO, 04/15/2036	68
62	Series 3145, Class AJ, 5.50%, 04/15/2036	69
582	Series 3150, Class EQ, 5.00%, 05/15/2026	616
113	Series 3200, Class PO, PO, 08/15/2036	98
59	Series 3270, Class AT, 5.50%, 01/15/2037	66
13	Series 3272, Class PA, 6.00%, 02/15/2037	14
924	Series 3294, Class DB, 4.50%, 03/15/2022	938
79	Series 3337, Class MD, 5.50%, 06/15/2027	87
89	Series 3348, Class HT, 6.00%, 07/15/2037	101
32	Series 3349, Class HE, 5.50%, 07/15/2036	32
19	Series 3372, Class BD, 4.50%, 10/15/2022	20

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
481	Series 3501, Class A, 4.50%, 01/15/2039	500
10	Series 3508, Class PK, 4.00%, 02/15/2039	10
31	Series 3513, Class A, 4.50%, 02/15/2039	33
652	Series 3521, Class B, 4.00%, 04/15/2024	681
84	Series 3544, Class BC, 4.00%, 06/15/2024	88
3,803	Series 3546, Class NB, 4.00%, 06/15/2024	3,997
1,728	Series 3562, Class JC, 4.00%, 08/15/2024	1,795
1,178	Series 3563, Class BD, 4.00%, 08/15/2024	1,223
45	Series 3563, Class LB, 4.00%, 08/15/2029	47
265	Series 3571, Class MY, 4.00%, 09/15/2024	278
1,241	Series 3575, Class EB, 4.00%, 09/15/2024	1,303
1,882	Series 3577, Class B, 4.00%, 09/15/2024	1,938
306	Series 3578, Class KB, 4.00%, 09/15/2024	317
87	Series 3647, Class GA, 5.00%, 11/15/2028	87
238	Series 3653, Class B, 4.50%, 04/15/2030	256
1,541	Series 3653, Class HJ, 5.00%, 04/15/2040	1,673
76	Series 3659, Class BD, 5.00%, 01/15/2037	77
530	Series 3659, Class VG, 5.00%, 09/15/2034	568
2,435	Series 3677, Class KB, 4.50%, 05/15/2040	2,588
1,605	Series 3677, Class PB, 4.50%, 05/15/2040	1,696
69	Series 3688, Class GT, 7.29%, 11/15/2046 (z)	79
260	Series 3715, Class PC, 4.50%, 08/15/2040	280
497	Series 3740, Class BP, 4.50%, 04/15/2038	508
58	Series 3747, Class HI, IO, 4.50%, 07/15/2037	1
442	Series 3747, Class PA, 4.00%, 04/15/2038	451
59	Series 3755, Class ML, 5.50%, 06/15/2029	61
1,415	Series 3787, Class AY, 3.50%, 01/15/2026	1,470
1,200	Series 3794, Class LB, 3.50%, 01/15/2026	1,238
181	Series 3797, Class PA, 4.50%, 08/15/2039	183
1,661	Series 3816, Class HA, 3.50%, 11/15/2025	1,726
1,168	Series 3819, Class ZQ, 6.00%, 04/15/2036	1,302
500	Series 3824, Class EY, 3.50%, 03/15/2031	525
878	Series 3827, Class BM, 5.50%, 08/15/2039	923
167	Series 3828, Class PU, 4.50%, 03/15/2041	174
722	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	816
2,800	Series 3874, Class DW, 3.50%, 06/15/2021	2,872
1,269	Series 3885, Class AC, 4.00%, 06/15/2026	1,316
821	Series 3898, Class KH, 3.50%, 06/15/2026	851
698	Series 3904, Class EC, 2.00%, 08/15/2040	692
1,600	Series 3911, Class B, 3.50%, 08/15/2026	1,663
408	Series 3955, Class HB, 3.00%, 12/15/2040	414
2,500	Series 3956, Class EB, 3.25%, 11/15/2041	2,524
2,500	Series 3959, Class PB, 3.00%, 11/15/2026	2,547
1,650	Series 3963, Class JB, 4.50%, 11/15/2041	1,811
183	Series 4026, Class MQ, 4.00%, 04/15/2042	194
467	Series 4085, Class FB, 1.65%, 01/15/2039 (z)	470
2,500	Series 4219, Class JA, 3.50%, 08/15/2039	2,587
3,650	Series 4238, Class UY, 3.00%, 08/15/2033	3,606
2,322	Series 4337, Class VJ, 3.50%, 06/15/2027	2,428
2,963	Series 4616, Class HP, 3.00%, 09/15/2046	2,965
1,544	FHLMC STRIPS, Series 262, Class 35, 3.50%, 07/15/2042	1,584
2,500	Fn nov2711/01/2027 (w)	2,528

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	FNMA REMIC,
250	Series 1997-57, Class PN, 5.00%, 09/18/2027	266
108	Series 2001-63, Class TC, 6.00%, 12/25/2031	120
266	Series 2001-81, Class HE, 6.50%, 01/25/2032	300
181	Series 2002-75, Class GB, 5.50%, 11/25/2032	186
88	Series 2002-85, Class PE, 5.50%, 12/25/2032	97
87	Series 2003-5, Class EQ, 5.50%, 02/25/2023	91
56	Series 2003-21, Class OU, 5.50%, 03/25/2033	61
70	Series 2003-23, Class CH, 5.00%, 04/25/2033	76
800	Series 2003-26, Class EB, 3.50%, 04/25/2033	808
19	Series 2003-41, Class BK, 5.00%, 05/25/2018	19
100	Series 2003-48, Class TC, 5.00%, 06/25/2023	105
89	Series 2003-55, Class HY, 5.00%, 06/25/2023	93
200	Series 2003-63, Class YB, 5.00%, 07/25/2033	216
353	Series 2003-69, Class N, 5.00%, 07/25/2033	380
432	Series 2003-80, Class QG, 5.00%, 08/25/2033	477
21	Series 2003-84, Class GE, 4.50%, 09/25/2018	21
243	Series 2003-85, Class QD, 5.50%, 09/25/2033	268
4	Series 2003-87, Class TJ, 4.50%, 09/25/2018	4
65	Series 2003-94, Class CE, 5.00%, 10/25/2033	70
12	Series 2003-129, Class ME, 5.00%, 08/25/2023	12
48	Series 2003-134, Class MH, 5.00%, 06/25/2033	49
386	Series 2004-44, Class KT, 6.00%, 06/25/2024	409
131	Series 2004-53, Class NC, 5.50%, 07/25/2024	139
272	Series 2004-70, Class EB, 5.00%, 10/25/2024	284
3	Series 2004-81, Class HA, 4.25%, 10/25/2024	3
403	Series 2005-5, Class CK, 5.00%, 01/25/2035	440
908	Series 2005-29, Class WC, 4.75%, 04/25/2035	966
294	Series 2005-48, Class TD, 5.50%, 06/25/2035	333
582	Series 2005-53, Class MJ, 5.50%, 06/25/2035	642
72	Series 2005-58, Class EP, 5.50%, 07/25/2035	78
67	Series 2005-62, Class CP, 4.75%, 07/25/2035	70
250	Series 2005-68, Class BE, 5.25%, 08/25/2035	285
268	Series 2005-68, Class PG, 5.50%, 08/25/2035	294
7	Series 2005-86, Class AX, 5.50%, 10/25/2035	7
788	Series 2005-102, Class PG, 5.00%, 11/25/2035	848
764	Series 2005-110, Class GL, 5.50%, 12/25/2035	860
17	Series 2005-110, Class MB, 5.50%, 09/25/2035	18
295	Series 2006-22, Class CE, 4.50%, 08/25/2023	305
101	Series 2006-49, Class PA, 6.00%, 06/25/2036	114
606	Series 2006-114, Class HE, 5.50%, 12/25/2036	668
51	Series 2007-33, Class HE, 5.50%, 04/25/2037	56
14	Series 2007-65, Class KI, IF, IO, 5.29%, 07/25/2037 (z)	2
397	Series 2007-71, Class GB, 6.00%, 07/25/2037	442
145	Series 2007-71, Class KP, 5.50%, 07/25/2037	156
71	Series 2007-113, Class DB, 4.50%, 12/25/2022	73
88	Series 2008-65, Class CD, 4.50%, 08/25/2023	90
479	Series 2008-70, Class BY, 4.00%, 08/25/2023	482
36	Series 2008-72, Class BX, 5.50%, 08/25/2038	39
14	Series 2008-74, Class B, 5.50%, 09/25/2038	16
589	Series 2009-19, Class PW, 4.50%, 10/25/2036	625
20	Series 2009-37, Class KI, IF, IO, 4.67%, 06/25/2039 (z)	2

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
170	Series 2009-39, Class LB, 4.50%, 06/25/2029	181
632	Series 2009-62, Class HJ, 6.00%, 05/25/2039	684
92	Series 2009-71, Class MB, 4.50%, 09/25/2024	97
8	Series 2009-78, Class J, 5.00%, 09/25/2019	8
24	Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	4
73	Series 2009-86, Class OT, PO, 10/25/2037	66
1,643	Series 2009-92, Class AD, 6.00%, 11/25/2039	1,800
37	Series 2009-96, Class CB, 4.00%, 11/25/2049	39
262	Series 2009-96, Class DB, 4.00%, 11/25/2029	276
183	Series 2009-112, Class ST, IF, IO, 4.92%, 01/25/2040 (z)	27
120	Series 2010-9, Class MD, 5.00%, 02/25/2038	125
3,880	Series 2010-22, Class PE, 5.00%, 03/25/2040	4,145
500	Series 2010-28, Class DE, 5.00%, 04/25/2030	545
86	Series 2010-35, Class SB, IF, IO, 5.09%, 04/25/2040 (z)	12
2,268	Series 2010-37, Class CY, 5.00%, 04/25/2040	2,471
540	Series 2010-41, Class DC, 4.50%, 05/25/2025	561
1,534	Series 2010-49, Class KB, 4.00%, 05/25/2025	1,568
92	Series 2010-54, Class EA, 4.50%, 06/25/2040	97
16	Series 2010-64, Class DM, 5.00%, 06/25/2040	18
306	Series 2010-71, Class HJ, 5.50%, 07/25/2040	340
3,475	Series 2010-103, Class GB, 4.00%, 09/25/2020	3,526
5	Series 2010-111, Class AE, 5.50%, 04/25/2038	5
4,850	Series 2010-123, Class BP, 4.50%, 11/25/2040	5,186
382	Series 2010-135, Class HE, 3.00%, 01/25/2021	384
421	Series 2011-5, Class CP, 4.50%, 11/25/2040	437
327	Series 2011-22, Class MA, 6.50%, 04/25/2038	347
1,025	Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,146
1,006	Series 2011-41, Class KL, 4.00%, 05/25/2041	1,040
500	Series 2011-50, Class LP, 4.00%, 06/25/2041	521
3,000	Series 2011-75, Class BL, 3.50%, 08/25/2021	3,058
1,000	Series 2012-14, Class DE, 3.50%, 03/25/2042	994
375	Series 2012-103, Class DA, 3.50%, 10/25/2041	380
998	Series 2012-137, Class CF, 1.63%, 08/25/2041 (z)	999
1,244	Series 2013-83, Class CA, 3.50%, 10/25/2037	1,273
2,250	Series 2013-104, Class CY, 5.00%, 10/25/2043	2,546
	FNMA STRIPS,
36	Series 293, Class 1, PO, 12/25/2024	34
74	Series 314, Class 1, PO, 07/25/2031	67
	GNMA,
47	Series 2002-44, Class JC, 6.00%, 07/20/2032	50
446	Series 2002-79, Class KL, 5.50%, 11/20/2032	487
118	Series 2003-10, Class KJ, 5.50%, 02/20/2033	132
446	Series 2003-29, Class PD, 5.50%, 04/16/2033	497
265	Series 2003-33, Class NE, 5.50%, 04/16/2033	287
160	Series 2003-65, Class AP, 5.50%, 08/20/2033	176
629	Series 2003-77, Class TK, 5.00%, 09/16/2033	672
1,665	Series 2004-16, Class GC, 5.50%, 02/20/2034	1,823
36	Series 2004-54, Class BG, 5.50%, 07/20/2034	41
899	Series 2004-93, Class PD, 5.00%, 11/16/2034	986
882	Series 2004-101, Class BE, 5.00%, 11/20/2034	962
411	Series 2005-11, Class PL, 5.00%, 02/20/2035	440
1,537	Series 2005-26, Class XY, 5.50%, 03/20/2035	1,702
397	Series 2005-33, Class AY, 5.50%, 04/16/2035	446

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
134	Series 2005-49, Class B, 5.50%, 06/20/2035	150
332	Series 2005-51, Class DC, 5.00%, 07/20/2035	363
51	Series 2005-56, Class BD, 5.00%, 07/20/2035	56
40	Series 2006-7, Class ND, 5.50%, 08/20/2035	44
363	Series 2007-37, Class LB, 5.50%, 06/16/2037	405
280	Series 2007-79, Class BL, 5.75%, 08/20/2037	315
450	Series 2008-7, Class PQ, 5.00%, 02/20/2038	498
879	Series 2008-9, Class PW, 5.25%, 02/20/2038	949
203	Series 2008-23, Class YA, 5.25%, 03/20/2038	221
740	Series 2008-33, Class PB, 5.50%, 04/20/2038	828
244	Series 2008-34, Class PG, 5.25%, 04/20/2038	267
207	Series 2008-35, Class NF, 5.00%, 04/20/2038	223
78	Series 2008-38, Class BE, 5.00%, 07/16/2036	79
1,007	Series 2008-38, Class BG, 5.00%, 05/16/2038	1,091
317	Series 2008-43, Class NB, 5.50%, 05/20/2038	347
636	Series 2008-56, Class PX, 5.50%, 06/20/2038	695
458	Series 2008-58, Class PD, 5.50%, 08/16/2037	471
1,247	Series 2008-58, Class PE, 5.50%, 07/16/2038	1,390
5	Series 2008-62, Class SA, IF, IO, 4.87%, 07/20/2038 (z)	1
144	Series 2008-76, Class US, IF, IO, 4.62%, 09/20/2038 (z)	21
138	Series 2008-95, Class DS, IF, IO, 6.02%, 12/20/2038 (z)	24
229	Series 2009-14, Class AG, 4.50%, 03/20/2039	241
23	Series 2009-15, Class NA, 5.00%, 12/20/2038	23
32	Series 2009-61, Class AP, 4.00%, 08/20/2039	34
349	Series 2009-72, Class SM, IF, IO, 4.99%, 08/16/2039 (z)	52
253	Series 2009-106, Class ST, IF, IO, 4.72%, 02/20/2038 (z)	39
175	Series 2010-7, Class EA, 5.00%, 06/16/2038	184
18	Series 2010-14, Class QP, 6.00%, 12/20/2039	19
373	Series 2010-130, Class BD, 4.00%, 12/20/2039	386
291	Series 2010-157, Class OP, PO, 12/20/2040	251
1,691	Series 2011-97, Class WA, 6.10%, 11/20/2038 (z)	1,909
1,813	Series 2014-H11, Class VA, 1.73%, 06/20/2064 (z)	1,810
2,417	Series 2015-H20, Class FA, 1.70%, 08/20/2065 (z)	2,410
1,813	Series 2015-H26, Class FG, 1.75%, 10/20/2065 (z)	1,812
203	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	209
	JP Morgan Mortgage Trust,
579	Series 2006-A2, Class 5A3, 3.58%, 11/25/2033 (z)	589
117	Series 2007-A1, Class 5A5, 3.59%, 07/25/2035 (z)	121
150	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.59%, 04/21/2034 (z)	153
5	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.75%, 06/25/2019	5
109	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.50%, 12/25/2033	111
	Merrill Lynch Mortgage Investors Trust,
238	Series 2003-F, Class A1, 1.97%, 10/25/2028 (z)	233
288	Series 2004-B, Class A1, 1.83%, 05/25/2029 (z)	282
61	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, 5.68%, 04/25/2034 (z)	64
36	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.00%, 07/25/2038	36
5	Prime Mortgage Trust, Series 2004-2, Class A2, 4.75%, 11/25/2019	5
7	RALI Trust, Series 2004-QS3, Class CB, 5.00%, 03/25/2019	7
538	Sequoia Mortgage Trust, Series 2004-11, Class A1, 1.88%, 12/20/2034 (z)	530

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
225	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, 1.98%, 01/19/2034 (z)	220
387	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, 2.91%, 12/25/2044 (z)	388
1,031	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.00%, 05/15/2033	1,118
	WaMu Mortgage Pass-Through Certificates Trust,
219	Series 2003-AR11, Class A6, 3.34%, 10/25/2033 (z)	221
2	Series 2003-S6, Class 2A1, 5.00%, 07/25/2018	2
650	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	665

	Total Collateralized Mortgage Obligations (Cost $160,735)	161,069

Commercial Mortgage-Backed Securities — 6.2%
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	1,420
	FHLMC Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, 3.32%, 02/25/2023 (z)	2,127
4,000	Series K037, Class A2, 3.49%, 01/25/2024	4,204
1,000	Series K038, Class A2, 3.39%, 03/25/2024	1,046
2,503	Series K046, Class A2, 3.21%, 03/25/2025	2,585
2,000	Series K048, Class A2, 3.28%, 06/25/2025 (z)	2,074
469	Series K049, Class A2, 3.01%, 07/25/2025	478
2,000	Series K060, Class A2, 3.30%, 10/25/2026	2,069
1,362	Series K066, Class A2, 3.12%, 06/25/2027	1,383
1,686	Series K067, Class A2, 3.19%, 07/25/2027	1,721
910	Series K070, Class A2, 1.00%, 11/25/2027 (z) (w)	937
1,400	Series K727, Class AM, 3.04%, 07/25/2024	1,423
763	Series KF12, Class A, 2.03%, 09/25/2022 (z)	762
264	Series KJ02, Class A2, 2.60%, 09/25/2020	265
556	Series KJ08, Class A2, 2.36%, 08/25/2022	554
1,732	Series KJ11, Class A2, 2.93%, 01/25/2023	1,765
1,750	Series KPLB, Class A, 2.77%, 05/25/2025	1,745
5,000	Series KSMC, Class A2, 2.62%, 01/25/2023	5,024
	FNMA ACES,
39	Series 2011-M2, Class A2, 3.65%, 04/25/2021	39
1,531	Series 2011-M4, Class A1, 2.55%, 06/25/2021	1,536
1,878	Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,863
3,842	Series 2013-M13, Class A2, 2.64%, 04/25/2023 (z)	3,849
3,500	Series 2014-M1, Class A2, 3.32%, 07/25/2023 (z)	3,614
3,108	Series 2014-M2, Class A2, 3.51%, 12/25/2023 (z)	3,260
3,100	Series 2014-M3, Class A2, 3.50%, 01/25/2024 (z)	3,248
4,756	Series 2014-M9, Class A2, 3.10%, 07/25/2024 (z)	4,866
1,800	Series 2014-M12, Class ASV2, 2.61%, 10/25/2021 (z)	1,816
1,973	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	2,014
4,631	Series 2015-M1, Class A2, 2.53%, 09/25/2024	4,579
4,500	Series 2015-M3, Class A2, 2.72%, 10/25/2024	4,501
1,400	Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	1,419
800	Series 2016-M6, Class A2, 2.49%, 05/25/2026	776
1,500	Series 2017-M8, Class A2, 3.06%, 05/25/2027 (z)	1,515
1,345	Series 2017-M12, Class A2, 3.18%, 06/25/2027 (z)	1,361
472	Series 2017-M13, Class A2, 2.94%, 09/25/2027 (z)	472
	FREMF Mortgage Trust,
1,500	Series 2015-K44, Class B, 3.81%, 01/25/2048 (e) (z)	1,520
735	Series 2016-K722, Class B, 3.97%, 07/25/2049 (e) (z)	749
872	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, 0.71%, 12/12/2049 (e) (z) (bb)	—	(h)

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	2,268
	Morgan Stanley Capital I Trust,
7,712	Series 2007-HQ11, Class X, IO, 0.43%, 02/12/2044 (e) (z) (bb)	97
483	Series 2011-C3, Class A3, 4.05%, 07/15/2049	496
722	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, 2.70%, 07/14/2034 (e) (z)	722
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030 (e)	880
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.53%, 05/10/2063	1,077
1,486	Series 2013-C6, Class A4, 3.24%, 04/10/2046	1,518
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	2,846
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 04/15/2045	1,852

	Total Commercial Mortgage-Backed Securities (Cost $85,214)	86,335

Corporate Bonds — 32.6%
	Consumer Discretionary — 2.3%
	Automobiles — 0.4%
250	BMW US Capital LLC, (Germany), 1.85%, 09/15/2021 (e)	244
	Daimler Finance North America LLC, (Germany),
153	2.25%, 03/02/2020 (e)	153
2,100	2.30%, 01/06/2020 (e)	2,096
	General Motors Co.,
1,000	4.20%, 10/01/2027	1,016
962	6.60%, 04/01/2036	1,152
1,166	Nissan Motor Acceptance Corp., 1.80%, 03/15/2018 (e)	1,167

		5,828

	Hotels, Restaurants & Leisure — 0.1%
280	Darden Restaurants, Inc., 3.85%, 05/01/2027	283
1,250	McDonald’s Corp., 3.38%, 05/26/2025	1,278
326	Starbucks Corp., 2.70%, 06/15/2022	329

		1,890

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
1,217	3.80%, 12/05/2024	1,279
350	3.88%, 08/22/2037 (e)	365
150	4.80%, 12/05/2034	173

		1,817

	Media — 1.2%
	21st Century Fox America, Inc.,
30	7.25%, 05/18/2018	31
600	7.43%, 10/01/2026	765
200	7.70%, 10/30/2025	255
1,019	CBS Corp., 3.70%, 08/15/2024	1,048
260	Charter Communications Operating LLC, 4.91%, 07/23/2025	275
615	Cox Communications, Inc., 3.50%, 08/15/2027 (e)	604
422	Discovery Communications LLC, 4.38%, 06/15/2021	440
285	Grupo Televisa SAB, (Mexico), 4.63%, 01/30/2026	303
1,715	Historic TW, Inc., 9.15%, 02/01/2023	2,210
400	NBCUniversal Enterprise, Inc., 1.97%, 04/15/2019 (e)	399
2,000	NBCUniversal Media LLC, 2.88%, 01/15/2023	2,018
	Time Warner Cable LLC,
50	4.13%, 02/15/2021	51
3,425	8.75%, 02/14/2019	3,682
500	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	679
600	Time Warner, Inc., 3.55%, 06/01/2024	610
	Viacom, Inc.,
189	3.25%, 03/15/2023	183
2,111	3.88%, 04/01/2024	2,093
806	Walt Disney Co. (The), 1.10%, 12/01/2017	806

		16,452

	Multiline Retail — 0.1%
420	Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	443
175	Nordstrom, Inc., 4.00%, 10/15/2021	181
868	Target Corp., 3.50%, 07/01/2024	899

		1,523

	Specialty Retail — 0.4%
1,020	Advance Auto Parts, Inc., 4.50%, 12/01/2023	1,069
261	AutoZone, Inc., 3.75%, 06/01/2027	262

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
	Home Depot, Inc. (The),
531	2.00%, 06/15/2019	531
450	2.70%, 04/01/2023	454
986	3.75%, 02/15/2024	1,038
	Lowe’s Cos., Inc.,
1,004	3.13%, 09/15/2024	1,018
238	3.38%, 09/15/2025	244
	O’Reilly Automotive, Inc.,
300	3.55%, 03/15/2026	301
463	3.60%, 09/01/2027	464

		5,381

	Total Consumer Discretionary	32,891

	Consumer Staples — 2.0%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
3,234	3.30%, 02/01/2023	3,316
2,000	3.65%, 02/01/2026	2,051
893	Coca-Cola Co. (The), 1.15%, 04/01/2018	892
1,000	Diageo Investment Corp., (United Kingdom), 2.88%, 05/11/2022	1,016
400	Molson Coors Brewing Co., 2.25%, 03/15/2020 (e)	399
200	PepsiCo, Inc., 2.38%, 10/06/2026	190

		7,864

	Food & Staples Retailing — 0.4%
1,094	Costco Wholesale Corp., 2.75%, 05/18/2024	1,093
	CVS Health Corp.,
1,100	2.75%, 12/01/2022	1,083
257	4.00%, 12/05/2023	268
	Kroger Co. (The),
92	5.40%, 07/15/2040	98
700	6.15%, 01/15/2020	754
	Sysco Corp.,
200	3.25%, 07/15/2027	199
208	3.75%, 10/01/2025	216
	Wal-Mart Stores, Inc.,
1,650	2.55%, 04/11/2023	1,653
200	3.30%, 04/22/2024	208

		5,572

	Food Products — 0.7%
	Bunge Ltd. Finance Corp.,
31	3.50%, 11/24/2020	32
1,192	8.50%, 06/15/2019	1,299
	Food Products — continued
900	Cargill, Inc., 3.30%, 03/01/2022 (e)	918
	General Mills, Inc.,
2,075	3.15%, 12/15/2021	2,120
100	5.65%, 02/15/2019	104
	Kellogg Co.,
513	3.25%, 05/21/2018	516
1,606	4.00%, 12/15/2020	1,682
	Kraft Heinz Foods Co.,
719	3.50%, 06/06/2022	735
700	3.95%, 07/15/2025	720
310	5.38%, 02/10/2020	329
425	6.88%, 01/26/2039	546
164	McCormick & Co., Inc., 3.15%, 08/15/2024	165
89	Mead Johnson Nutrition Co., (United Kingdom), 4.13%, 11/15/2025	95
	Tyson Foods, Inc.,
313	2.25%, 08/23/2021	308
171	2.65%, 08/15/2019	172

		9,741

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.40%, 03/01/2022	200
1,800	2.40%, 06/01/2023	1,789
500	Procter & Gamble Co. (The), 1.90%, 10/23/2020	497

		2,486

	Tobacco — 0.1%
1,000	BAT Capital Corp., (United Kingdom), 3.22%, 08/15/2024 (e)	997
850	Philip Morris International, Inc., 3.13%, 08/17/2027	845

		1,842

	Total Consumer Staples	27,505

	Energy — 3.3%
	Energy Equipment & Services — 0.2%
	Halliburton Co.,
350	3.50%, 08/01/2023	361
750	8.75%, 02/15/2021	886
800	Nabors Industries, Inc., 4.63%, 09/15/2021	766
	Schlumberger Investment SA,
233	3.30%, 09/14/2021 (e)	239
737	3.65%, 12/01/2023	773

		3,025

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 3.1%
1,025	Anadarko Petroleum Corp., 8.70%, 03/15/2019	1,104
118	Andeavor Logistics LP, 4.25%, 12/01/2027	118
400	Apache Corp., 6.90%, 09/15/2018	415
122	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	127
	BP Capital Markets plc, (United Kingdom),
1,000	2.24%, 09/26/2018	1,003
1,317	3.22%, 04/14/2024	1,342
712	3.25%, 05/06/2022	731
	Buckeye Partners LP,
500	3.95%, 12/01/2026	489
300	4.35%, 10/15/2024	307
900	Burlington Resources, Inc., 8.20%, 03/15/2025	1,167
500	Canadian Natural Resources Ltd., (Canada), 5.90%, 02/01/2018	503
1,200	Cenovus Energy, Inc., (Canada), 3.80%, 09/15/2023	1,212
	Chevron Corp.,
1,000	2.36%, 12/05/2022	991
285	3.19%, 06/24/2023	292
833	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	882
375	ConocoPhillips Holding Co., 6.95%, 04/15/2029	486
725	Devon Energy Corp., 3.25%, 05/15/2022	737
	Ecopetrol SA, (Colombia),
467	4.13%, 01/16/2025	471
773	5.38%, 06/26/2026	829
	Energy Transfer LP,
267	3.60%, 02/01/2023	268
182	4.05%, 03/15/2025	182
570	4.90%, 02/01/2024	604
	EnLink Midstream Partners LP,
281	2.70%, 04/01/2019	281
633	4.15%, 06/01/2025	637
	Enterprise Products Operating LLC,
225	3.35%, 03/15/2023	229
651	3.70%, 02/15/2026	664
150	3.75%, 02/15/2025	154
263	3.90%, 02/15/2024	273
596	3.95%, 02/15/2027	619
	Oil, Gas & Consumable Fuels — continued
	EOG Resources, Inc.,
240	2.63%, 03/15/2023	237
600	4.15%, 01/15/2026	634
2,200	Exxon Mobil Corp., 2.71%, 03/06/2025	2,192
1,294	Magellan Midstream Partners LP, 4.25%, 02/01/2021	1,355
400	Marathon Oil Corp., 2.80%, 11/01/2022	395
964	Marathon Petroleum Corp., 3.63%, 09/15/2024	979
	Noble Energy, Inc.,
350	3.85%, 01/15/2028	348
118	5.63%, 05/01/2021	121
	Occidental Petroleum Corp.,
441	2.70%, 02/15/2023	442
727	3.50%, 06/15/2025	747
1,800	ONEOK Partners LP, 4.90%, 03/15/2025	1,926
	Petroleos Mexicanos, (Mexico),
270	4.88%, 01/18/2024	281
466	6.38%, 02/04/2021	508
731	6.88%, 08/04/2026	834
173	Phillips 66, 4.30%, 04/01/2022	184
	Plains All American Pipeline LP,
705	3.65%, 06/01/2022	709
875	3.85%, 10/15/2023	872
503	Spectra Energy Capital LLC, 3.30%, 03/15/2023	504
	Statoil ASA, (Norway),
1,200	1.15%, 05/15/2018	1,198
1,179	2.65%, 01/15/2024	1,171
	Suncor Energy, Inc., (Canada),
350	3.60%, 12/01/2024	360
1,000	5.95%, 12/01/2034	1,247
	Sunoco Logistics Partners Operations LP,
506	4.25%, 04/01/2024	519
700	5.50%, 02/15/2020	741
141	TC PipeLines LP, 3.90%, 05/25/2027	141
1,153	Texas Eastern Transmission LP, 2.80%, 10/15/2022 (e)	1,147
821	Total Capital Canada Ltd., (France), 2.75%, 07/15/2023	828
	Total Capital International SA, (France),
200	2.70%, 01/25/2023	201
1,003	3.75%, 04/10/2024	1,059

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	TransCanada PipeLines Ltd., (Canada),
455	2.50%, 08/01/2022	452
2,345	3.75%, 10/16/2023	2,462
300	7.13%, 01/15/2019	316
262	Williams Partners LP, 3.90%, 01/15/2025	267

		42,494

	Total Energy	45,519

	Financials — 10.6%
	Banks — 4.3%
1,629	ABN AMRO Bank NV, (Netherlands), 2.50%, 10/30/2018 (e)	1,636
750	Australia & New Zealand Banking Group Ltd., (Australia), 2.63%, 11/09/2022	745
	Bank of America Corp.,
427	2.00%, 01/11/2018	427
780	(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/2023 (aa)	781
53	3.30%, 01/11/2023	54
1,154	4.00%, 01/22/2025	1,192
737	4.13%, 01/22/2024	783
556	4.45%, 03/03/2026	590
865	5.63%, 07/01/2020	933
585	5.65%, 05/01/2018	594
2,000	6.88%, 04/25/2018	2,039
2,600	7.63%, 06/01/2019	2,803
	Bank of Montreal, (Canada),
100	2.35%, 09/11/2022	98
1,153	2.38%, 01/25/2019	1,157
	Bank of Nova Scotia (The), (Canada),
2,000	1.45%, 04/25/2018	1,998
630	2.80%, 07/21/2021	637
1,255	Barclays plc, (United Kingdom), 3.65%, 03/16/2025	1,252
	BB&T Corp.,
166	2.45%, 01/15/2020	167
500	2.63%, 06/29/2020	504
3,360	Capital One Bank USA NA, 3.38%, 02/15/2023	3,397
	Citigroup, Inc.,
845	1.80%, 02/05/2018	845
2,000	2.05%, 12/07/2018	2,000
1,100	2.75%, 04/25/2022	1,098
650	3.40%, 05/01/2026	651
778	Commonwealth Bank of Australia, (Australia), 4.50%, 12/09/2025 (e)	814
903	Cooperatieve Rabobank UA, (Netherlands), 3.88%, 02/08/2022	951
447	Discover Bank, Series AI, 4.20%, 08/08/2023	471
470	Fifth Third Bancorp, 2.88%, 07/27/2020	476
	Fifth Third Bank,
250	2.38%, 04/25/2019	251
425	2.88%, 10/01/2021	430
	HSBC Bank plc, (United Kingdom),
523	1.50%, 05/15/2018 (e)	523
1,100	4.75%, 01/19/2021 (e)	1,173
	HSBC Holdings plc, (United Kingdom),
1,100	4.00%, 03/30/2022	1,154
251	(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/2028 (aa)	261
800	4.25%, 03/14/2024	832
352	Huntington Bancshares, Inc., 3.15%, 03/14/2021	358
500	Huntington National Bank (The), 2.50%, 08/07/2022	493
406	ING Groep NV, (Netherlands), 3.95%, 03/29/2027	424
	KeyCorp,
42	2.90%, 09/15/2020	42
1,657	5.10%, 03/24/2021	1,792
869	Lloyds Banking Group plc, (United Kingdom), 3.75%, 01/11/2027	882
1,000	Manufacturers & Traders Trust Co., 6.63%, 12/04/2017	1,000
	Mitsubishi UFJ Financial Group, Inc., (Japan),
221	3.00%, 02/22/2022	223
350	3.29%, 07/25/2027	346
909	Mizuho Bank Ltd., (Japan), 2.65%, 09/25/2019 (e)	914
	Mizuho Financial Group, Inc., (Japan),
300	2.60%, 09/11/2022	296
580	2.95%, 02/28/2022	581
100	National City Corp., 6.88%, 05/15/2019	107
591	Nordea Bank AB, (Sweden), 4.25%, 09/21/2022 (e)	622
356	PNC Bank NA, 1.95%, 03/04/2019	356
	PNC Financial Services Group, Inc. (The),
362	4.38%, 08/11/2020	381

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
50	5.13%, 02/08/2020	53
363	6.70%, 06/10/2019	387
402	Regions Financial Corp., 3.20%, 02/08/2021	409
	Royal Bank of Canada, (Canada),
596	2.00%, 10/01/2018	597
600	2.20%, 07/27/2018	601
597	4.65%, 01/27/2026	640
250	Santander UK Group Holdings plc, (United Kingdom), 3.13%, 01/08/2021	253
799	Santander UK plc, (United Kingdom), 2.50%, 03/14/2019	802
442	Stadshypotek AB, (Sweden), 1.88%, 10/02/2019 (e)	439
1,800	Standard Chartered plc, (United Kingdom), 5.20%, 01/26/2024 (e)	1,932
1,500	SunTrust Bank, 2.75%, 05/01/2023	1,488
1,041	Toronto-Dominion Bank (The), (Canada), 1.75%, 07/23/2018	1,041
	US Bancorp,
500	2.20%, 04/25/2019	501
215	3.60%, 09/11/2024	223
732	Series V, 2.63%, 01/24/2022	738
3,895	Wachovia Corp., 5.75%, 02/01/2018	3,920
	Wells Fargo & Co.,
428	2.50%, 03/04/2021	428
368	3.00%, 02/19/2025	365
1,000	3.50%, 03/08/2022	1,030
	Westpac Banking Corp., (Australia),
506	2.00%, 03/03/2020 (e)	503
1,100	2.50%, 06/28/2022	1,095

		59,979

	Capital Markets — 2.8%
2,150	Ameriprise Financial, Inc., 4.00%, 10/15/2023	2,280
	Bank of New York Mellon Corp. (The),
92	2.60%, 08/17/2020	93
1,440	4.15%, 02/01/2021	1,516
155	4.60%, 01/15/2020	163
400	BlackRock, Inc., 3.20%, 03/15/2027	404
470	Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/2023 (e)	513
500	CDP Financial, Inc., (Canada), 4.40%, 11/25/2019 (e)	522
	Charles Schwab Corp. (The),
250	3.20%, 03/02/2027	252
40	3.23%, 09/01/2022	40
1,666	CME Group, Inc., 3.00%, 09/15/2022	1,697
	Credit Suisse AG, (Switzerland),
833	1.70%, 04/27/2018	833
520	3.63%, 09/09/2024	537
	Deutsche Bank AG, (Germany),
610	1.88%, 02/13/2018	610
600	4.25%, 10/14/2021	624
	Goldman Sachs Group, Inc. (The),
196	(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/2023 (aa)	194
403	(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	400
500	3.63%, 01/22/2023	515
384	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	387
1,000	3.85%, 01/26/2027	1,021
92	4.25%, 10/21/2025	96
900	5.38%, 03/15/2020	957
5,150	7.50%, 02/15/2019	5,466
1,195	Series D, 6.00%, 06/15/2020	1,296
1,502	Intercontinental Exchange, Inc., 4.00%, 10/15/2023	1,598
436	Invesco Finance plc, 3.75%, 01/15/2026	452
1,850	Jefferies Group LLC, 6.88%, 04/15/2021	2,078
481	Macquarie Bank Ltd., (Australia), 2.60%, 06/24/2019 (e)	483
800	Macquarie Group Ltd., (Australia), 6.25%, 01/14/2021 (e)	880
	Morgan Stanley,
600	2.65%, 01/27/2020	604
400	2.75%, 05/19/2022	399
1,081	3.88%, 01/27/2026	1,120
880	4.35%, 09/08/2026	918
622	5.00%, 11/24/2025	680
154	5.50%, 07/24/2020	166
2,500	5.63%, 09/23/2019	2,643
687	5.75%, 01/25/2021	752
1,000	6.63%, 04/01/2018	1,015
1,700	7.30%, 05/13/2019	1,820
	State Street Corp.,
1,724	3.10%, 05/15/2023	1,746
1,154	3.70%, 11/20/2023	1,219
219	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	222

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
200	UBS AG, (Switzerland), 2.45%, 12/01/2020 (e)	200

		39,411

	Consumer Finance — 1.3%
594	AerCap Ireland Capital DAC, (Netherlands), 3.65%, 07/21/2027	583
1,820	American Express Co., 7.00%, 03/19/2018	1,847
	American Honda Finance Corp.,
250	2.25%, 08/15/2019	250
1,450	7.63%, 10/01/2018 (e)	1,519
	Caterpillar Financial Services Corp.,
176	2.25%, 12/01/2019	176
510	2.75%, 08/20/2021	515
900	2.85%, 06/01/2022	912
675	7.15%, 02/15/2019	716
	Ford Motor Credit Co. LLC,
484	2.02%, 05/03/2019	482
1,200	2.98%, 08/03/2022	1,192
1,119	3.34%, 03/28/2022	1,133
200	3.81%, 01/09/2024	204
	General Motors Financial Co., Inc.,
522	3.10%, 01/15/2019	527
615	3.70%, 05/09/2023	627
280	4.00%, 10/06/2026	282
770	4.25%, 05/15/2023	804
400	4.35%, 01/17/2027	411
	John Deere Capital Corp.,
753	1.60%, 07/13/2018	752
65	1.70%, 01/15/2020	65
650	3.15%, 10/15/2021	667
1,400	PACCAR Financial Corp., 2.20%, 09/15/2019	1,403
350	Synchrony Financial, 4.25%, 08/15/2024	364
	Toyota Motor Credit Corp.,
429	1.38%, 01/10/2018	429
1,700	2.13%, 07/18/2019	1,701
800	2.63%, 01/10/2023	800

		18,361

	Diversified Financial Services — 0.6%
550	AIG Global Funding, 2.15%, 07/02/2020 (e)	546
3,238	GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	3,228
490	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.25%, 11/08/2022 (e)	498
650	National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/2018	699
277	ORIX Corp., (Japan), 2.90%, 07/18/2022	276
400	Protective Life Global Funding, 2.62%, 08/22/2022 (e)	396
	Shell International Finance BV, (Netherlands),
788	2.88%, 05/10/2026	776
150	3.40%, 08/12/2023	156
1,555	4.30%, 09/22/2019	1,615
40	4.38%, 03/25/2020	42
400	Siemens Financieringsmaatschappij NV, (Germany), 3.13%, 03/16/2024 (e)	406

		8,638

	Insurance — 1.6%
651	Allstate Corp. (The), 3.15%, 06/15/2023	661
200	Alterra Finance LLC, 6.25%, 09/30/2020	219
818	American International Group, Inc., 4.13%, 02/15/2024	863
422	Athene Global Funding, 2.75%, 04/20/2020 (e)	424
	Berkshire Hathaway Finance Corp.,
323	1.30%, 05/15/2018	322
2,160	5.40%, 05/15/2018	2,195
61	Chubb Corp. (The), 5.75%, 05/15/2018	62
1,900	Chubb INA Holdings, Inc., 2.70%, 03/13/2023	1,893
	CNA Financial Corp.,
499	3.95%, 05/15/2024	518
364	4.50%, 03/01/2026	388
500	Guardian Life Global Funding, 2.50%, 05/08/2022 (e)	496
1,135	Jackson National Life Global Funding, 3.05%, 04/29/2026 (e)	1,117
	Liberty Mutual Group, Inc.,
950	4.25%, 06/15/2023 (e)	1,004
900	4.95%, 05/01/2022 (e)	975
864	Lincoln National Corp., 4.20%, 03/15/2022	912
1,000	Manulife Financial Corp., (Canada), 4.15%, 03/04/2026	1,058

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
824	Marsh & McLennan Cos., Inc., 2.35%, 03/06/2020	824
1,216	MassMutual Global Funding II, 2.35%, 04/09/2019 (e)	1,220
	Metropolitan Life Global Funding I,
710	1.55%, 09/13/2019 (e)	703
1,600	3.00%, 01/10/2023 (e)	1,616
426	3.88%, 04/11/2022 (e)	447
	New York Life Global Funding,
323	1.95%, 02/11/2020 (e)	321
1,024	2.15%, 06/18/2019 (e)	1,024
471	Principal Financial Group, Inc., 3.13%, 05/15/2023	475
650	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	849
	Reliance Standard Life Global Funding II,
650	2.50%, 01/15/2020 (e)	652
373	3.05%, 01/20/2021 (e)	376

		21,614

	Total Financials	148,003

	Health Care — 2.0%
	Biotechnology — 0.5%
1,606	AbbVie, Inc., 2.85%, 05/14/2023	1,602
2,450	Amgen, Inc., 3.63%, 05/15/2022	2,531
117	Baxalta, Inc., 3.60%, 06/23/2022	120
612	Biogen, Inc., 3.63%, 09/15/2022	633
	Celgene Corp.,
1,000	3.25%, 08/15/2022	1,016
700	3.95%, 10/15/2020	727
	Gilead Sciences, Inc.,
22	2.50%, 09/01/2023	22
300	2.55%, 09/01/2020	303
35	3.50%, 02/01/2025	36
31	3.70%, 04/01/2024	32

		7,022

	Health Care Equipment & Supplies — 0.3%
484	Abbott Laboratories, 3.88%, 09/15/2025	500
215	Becton Dickinson and Co., 2.68%, 12/15/2019	216
1,200	Koninklijke Philips NV, (Netherlands), 3.75%, 03/15/2022	1,250
2,400	Medtronic, Inc., 3.50%, 03/15/2025	2,479
300	Stryker Corp., 4.10%, 04/01/2043	305

		4,750

	Health Care Providers & Services — 0.3%
700	Anthem, Inc., 3.30%, 01/15/2023	711
131	Cardinal Health, Inc., 3.75%, 09/15/2025	133
400	Express Scripts Holding Co., 3.50%, 06/15/2024	402
150	McKesson Corp., 2.70%, 12/15/2022	149
	UnitedHealth Group, Inc.,
365	2.75%, 02/15/2023	366
145	2.88%, 03/15/2022	147
1,500	2.88%, 03/15/2023	1,513
187	3.38%, 11/15/2021	193
255	4.70%, 02/15/2021	272

		3,886

	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
441	3.15%, 01/15/2023	447
350	3.20%, 08/15/2027	345

		792

	Pharmaceuticals — 0.8%
800	Actavis Funding SCS, 3.80%, 03/15/2025	805
871	Allergan Funding SCS, 3.45%, 03/15/2022	886
250	Allergan, Inc., 2.80%, 03/15/2023	244
1,210	Bristol-Myers Squibb Co., 2.00%, 08/01/2022	1,185
1,875	GlaxoSmithKline Capital, Inc., (United Kingdom), 2.80%, 03/18/2023	1,897
413	Johnson & Johnson, 2.63%, 01/15/2025	411
	Merck & Co., Inc.,
1,400	1.30%, 05/18/2018	1,398
215	2.40%, 09/15/2022	214
1,800	Mylan, Inc., 3.13%, 01/15/2023 (e)	1,775
1,153	Novartis Capital Corp., (Switzerland), 3.40%, 05/06/2024	1,198
498	Teva Pharmaceutical Finance Co. BV, (Israel), Series 2, 3.65%, 11/10/2021	475
800	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 2.80%, 07/21/2023	709

		11,197

	Total Health Care	27,647

	Industrials — 3.2%
	Aerospace & Defense — 0.7%
864	BAE Systems Holdings, Inc., (United Kingdom), 3.80%, 10/07/2024 (e)	900

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
	Boeing Co. (The),
540	4.88%, 02/15/2020	572
750	7.95%, 08/15/2024	978
2,000	General Dynamics Corp., 2.25%, 11/15/2022	1,980
	Lockheed Martin Corp.,
850	2.50%, 11/23/2020	855
380	3.35%, 09/15/2021	392
	Northrop Grumman Corp.,
800	2.93%, 01/15/2025	796
325	5.05%, 08/01/2019	340
	Precision Castparts Corp.,
1,500	2.50%, 01/15/2023	1,489
800	3.25%, 06/15/2025	818
476	Raytheon Co., 3.15%, 12/15/2024	485
500	United Technologies Corp., 1.95%, 11/01/2021	489

		10,094

	Air Freight & Logistics — 0.3%
796	FedEx Corp., 3.20%, 02/01/2025	804
	United Parcel Service, Inc.,
1,457	2.45%, 10/01/2022	1,457
1,600	3.13%, 01/15/2021	1,643
425	5.13%, 04/01/2019	442

		4,346

	Airlines — 0.0% (g)
237	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	247

	Building Products — 0.1%
222	CRH America Finance, Inc., (Ireland), 3.40%, 05/09/2027 (e)	221
	Johnson Controls International plc,
1,135	4.25%, 03/01/2021	1,193
40	5.00%, 03/30/2020	42
138	SUB, 3.62%, 07/02/2024	143

		1,599

	Commercial Services & Supplies — 0.1%
	Republic Services, Inc.,
417	3.55%, 06/01/2022	431
1,200	5.50%, 09/15/2019	1,266

		1,697

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., (Switzerland), 2.88%, 05/08/2022	355
526	Fluor Corp., 3.38%, 09/15/2021	539

		894

	Industrial Conglomerates — 0.4%
	General Electric Co.,
200	2.10%, 12/11/2019	200
125	4.38%, 09/16/2020	131
1,919	4.65%, 10/17/2021	2,057
95	5.30%, 02/11/2021	103
529	5.50%, 01/08/2020	564
70	5.88%, 01/14/2038	88
1,200	Honeywell International, Inc., 4.25%, 03/01/2021	1,277
	Roper Technologies, Inc.,
208	3.00%, 12/15/2020	211
74	3.80%, 12/15/2026	76

		4,707

	Machinery — 0.2%
	Deere & Co.,
298	2.60%, 06/08/2022	299
700	4.38%, 10/16/2019	729
1,400	Illinois Tool Works, Inc., 3.50%, 03/01/2024	1,462
228	Parker-Hannifin Corp., 3.30%, 11/21/2024	234
111	Xylem, Inc., 3.25%, 11/01/2026	110

		2,834

	Professional Services — 0.0% (g)
200	Equifax, Inc., 3.25%, 06/01/2026	189

	Road & Rail — 1.3%
	Burlington Northern Santa Fe LLC,
125	3.60%, 09/01/2020	129
2,000	4.10%, 06/01/2021	2,105
	Canadian Pacific Railway Co., (Canada),
1,146	4.50%, 01/15/2022	1,222
600	7.25%, 05/15/2019	642
1,068	CSX Corp., 3.25%, 06/01/2027	1,064
	ERAC USA Finance LLC,
120	2.80%, 11/01/2018 (e)	121
1,500	3.30%, 10/15/2022 (e)	1,520
650	3.85%, 11/15/2024 (e)	672
315	4.50%, 08/16/2021 (e)	333
	Norfolk Southern Corp.,
812	2.90%, 02/15/2023	817
250	3.00%, 04/01/2022	254

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
829	3.25%, 12/01/2021	846
750	3.85%, 01/15/2024	792
300	5.75%, 04/01/2018	303
	Penske Truck Leasing Co. LP,
263	2.50%, 06/15/2019 (e)	264
1,250	4.20%, 04/01/2027 (e)	1,301
	Ryder System, Inc.,
555	2.45%, 09/03/2019	557
145	2.50%, 03/01/2018	145
	Union Pacific Corp.,
1,020	2.75%, 04/15/2023	1,026
850	3.25%, 01/15/2025	871
1,200	3.75%, 03/15/2024	1,269
911	4.16%, 07/15/2022	980

		17,233

	Trading Companies & Distributors — 0.0% (g)
240	Air Lease Corp., 3.63%, 04/01/2027	239

	Total Industrials	44,079

	Information Technology — 1.8%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
90	2.45%, 06/15/2020	91
181	2.90%, 03/04/2021	185
90	4.45%, 01/15/2020	94
975	4.95%, 02/15/2019	1,009
500	Harris Corp., 4.85%, 04/27/2035	552

		1,931

	Electronic Equipment, Instruments & Components — 0.1%
926	Arrow Electronics, Inc., 3.88%, 01/12/2028	923

	Internet Software & Services — 0.2%
200	Alibaba Group Holding Ltd., (China), 4.00%, 12/06/2037	203
2,673	eBay, Inc., 2.60%, 07/15/2022	2,655

		2,858

	IT Services — 0.2%
151	DXC Technology Co., 4.25%, 04/15/2024	158
	International Business Machines Corp.,
252	1.80%, 05/17/2019	251
1,150	2.25%, 02/19/2021	1,148
40	8.38%, 11/01/2019	45
800	Western Union Co. (The), 3.60%, 03/15/2022	812
		2,414

	Semiconductors & Semiconductor Equipment — 0.3%
122	Analog Devices, Inc., 3.13%, 12/05/2023	123
1,054	Broadcom Corp., 3.63%, 01/15/2024 (e)	1,043
	Intel Corp.,
987	2.88%, 05/11/2024	994
728	3.10%, 07/29/2022	746
773	3.30%, 10/01/2021	800
313	QUALCOMM, Inc., 3.25%, 05/20/2027	301
790	Texas Instruments, Inc., 2.75%, 03/12/2021	802

		4,809

	Software — 0.5%
	Microsoft Corp.,
181	2.38%, 05/01/2023	179
1,508	2.88%, 02/06/2024	1,525
1,500	4.20%, 06/01/2019	1,550
	Oracle Corp.,
540	2.50%, 05/15/2022	541
1,285	2.50%, 10/15/2022	1,283
1,000	2.95%, 11/15/2024	1,004
720	5.75%, 04/15/2018	731
50	6.50%, 04/15/2038	69

		6,882

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
818	2.15%, 02/09/2022	810
700	2.75%, 01/13/2025	694
1,006	2.85%, 05/06/2021	1,024
450	2.90%, 09/12/2027	444
1,054	3.00%, 02/09/2024	1,069
1,154	3.20%, 05/13/2025	1,177
567	HP, Inc., 4.38%, 09/15/2021	598

		5,816

	Total Information Technology	25,633

	Materials — 0.8%
	Chemicals — 0.7%
168	Agrium, Inc., (Canada), 3.38%, 03/15/2025	169
102	CF Industries, Inc., 4.50%, 12/01/2026 (e)	107
	Dow Chemical Co. (The),
594	3.00%, 11/15/2022	598

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
800	3.50%, 10/01/2024	823
52	4.13%, 11/15/2021	55
17	8.55%, 05/15/2019	19
	Ecolab, Inc.,
279	1.45%, 12/08/2017	279
167	2.25%, 01/12/2020	167
330	3.25%, 01/14/2023	338
2,243	Mosaic Co. (The), 4.25%, 11/15/2023	2,319
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.63%, 03/15/2024	102
1,050	6.50%, 05/15/2019	1,108
550	PPG Industries, Inc., 3.60%, 11/15/2020	566
1,250	Praxair, Inc., 2.20%, 08/15/2022	1,234
315	Rohm & Haas Co., 7.85%, 07/15/2029	427
	Sherwin-Williams Co. (The),
225	3.30%, 02/01/2025	223
170	3.45%, 06/01/2027	172
400	Union Carbide Corp., 7.50%, 06/01/2025	499

		9,205

	Construction Materials — 0.0% (g)
250	CRH America, Inc., (Ireland), 3.88%, 05/18/2025 (e)	260
260	Martin Marietta Materials, Inc., 3.45%, 06/01/2027	257

		517

	Containers & Packaging — 0.0% (g)
350	International Paper Co., 3.80%, 01/15/2026	361
350	WestRock Co., 3.00%, 09/15/2024 (e)	346

		707

	Metals & Mining — 0.1%
400	Freeport-McMoRan, Inc., 3.55%, 03/01/2022	394
	Nucor Corp.,
305	4.00%, 08/01/2023	321
172	5.85%, 06/01/2018	175
306	Vale Overseas Ltd., (Brazil), 6.25%, 08/10/2026	354

		1,244

	Total Materials	11,673

	Real Estate — 1.2%
	Equity Real Estate Investment Trusts (REITs) — 1.2%
360	American Tower Corp., 3.50%, 01/31/2023	368
300	AvalonBay Communities, Inc., 3.20%, 01/15/2028	297
909	Boston Properties LP, 3.80%, 02/01/2024	943
675	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	674
600	Crown Castle International Corp., 4.45%, 02/15/2026	628
333	DDR Corp., 3.90%, 08/15/2024	332
672	Duke Realty LP, 3.63%, 04/15/2023	689
207	EPR Properties, 4.50%, 06/01/2027	208
1,047	ERP Operating LP, 4.63%, 12/15/2021	1,126
163	Goodman US Finance Three LLC, (Australia), 3.70%, 03/15/2028 (e)	161
2,098	HCP, Inc., 3.88%, 08/15/2024	2,149
150	Liberty Property LP, 4.40%, 02/15/2024	160
247	National Retail Properties, Inc., 3.60%, 12/15/2026	244
782	Prologis LP, 4.25%, 08/15/2023	840
	Realty Income Corp.,
600	3.25%, 10/15/2022	611
400	3.88%, 07/15/2024	410
400	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	401
1,200	Simon Property Group LP, 4.38%, 03/01/2021	1,272
240	Tanger Properties LP, 3.75%, 12/01/2024	240
106	UDR, Inc., 2.95%, 09/01/2026	102
	Ventas Realty LP,
90	3.50%, 02/01/2025	91
470	3.75%, 05/01/2024	482
158	4.13%, 01/15/2026	164
	VEREIT Operating Partnership LP,
300	3.95%, 08/15/2027	296
350	4.60%, 02/06/2024	367
	Welltower, Inc.,
600	3.75%, 03/15/2023	620
2,007	4.50%, 01/15/2024	2,138

		16,013

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Management & Development — 0.0% (g)
219	Mitsui Fudosan Co. Ltd., (Japan), 3.65%, 07/20/2027 (e)	225
325	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.88%, 03/20/2027 (e)	333

		558

	Total Real Estate	16,571

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
1,000	3.40%, 08/14/2024	996
2,350	3.40%, 05/15/2025	2,302
1,232	3.60%, 02/17/2023	1,260
1,000	3.95%, 01/15/2025	1,018
360	4.45%, 04/01/2024	380
1,395	5.50%, 02/01/2018	1,403
1,405	5.80%, 02/15/2019	1,462
350	British Telecommunications plc, (United Kingdom), 2.35%, 02/14/2019	351
900	Deutsche Telekom International Finance BV, (Germany), 6.75%, 08/20/2018	931
50	Orange SA, (France), SUB, 9.00%, 03/01/2031	75
	Telefonica Emisiones SAU, (Spain),
420	3.19%, 04/27/2018	422
409	5.13%, 04/27/2020	434
114	5.46%, 02/16/2021	123
	Verizon Communications, Inc.,
3,869	2.95%, 03/15/2022	3,891
528	3.13%, 03/16/2022	535
886	4.15%, 03/15/2024	932
350	4.40%, 11/01/2034	351
1,118	4.81%, 03/15/2039	1,150
320	5.25%, 03/16/2037	350

		18,366

	Wireless Telecommunication Services — 0.2%
379	America Movil SAB de CV, (Mexico), 3.13%, 07/16/2022	385
608	Rogers Communications, Inc., (Canada), 3.63%, 12/15/2025	621
1,400	Vodafone Group plc, (United Kingdom), 2.95%, 02/19/2023	1,403

		2,409

	Total Telecommunication Services	20,775

	Utilities — 3.9%
	Electric Utilities — 3.0%
800	Appalachian Power Co., 4.60%, 03/30/2021	850
372	Arizona Public Service Co., 3.35%, 06/15/2024	379
1,595	Baltimore Gas & Electric Co., 2.80%, 08/15/2022	1,606
476	Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/2028 (e)	474
237	Comision Federal de Electricidad, (Mexico), 4.88%, 05/26/2021 (e)	251
700	Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/2027	708
	DTE Electric Co.,
197	2.65%, 06/15/2022	197
1,000	3.38%, 03/01/2025	1,024
1,500	3.65%, 03/15/2024	1,569
200	3.90%, 06/01/2021	209
	Duke Energy Carolinas LLC,
1,250	3.90%, 06/15/2021	1,307
50	6.45%, 10/15/2032	67
233	Duke Energy Corp., 3.55%, 09/15/2021	241
160	Duke Energy Indiana LLC, 3.75%, 07/15/2020	166
461	Duke Energy Progress LLC, 2.80%, 05/15/2022	467
720	Electricite de France SA, (France), 2.15%, 01/22/2019 (e)	721
450	Enel Finance International NV, (Italy), 3.63%, 05/25/2027 (e)	442
	Entergy Arkansas, Inc.,
765	3.05%, 06/01/2023	771
260	3.50%, 04/01/2026	267
65	Entergy Corp., 2.95%, 09/01/2026	63
269	Entergy Mississippi, Inc., 2.85%, 06/01/2028	260
550	Fortis, Inc., (Canada), 3.06%, 10/04/2026	531
3,700	Georgia Power Co., 4.25%, 12/01/2019	3,858
1,663	Great Plains Energy, Inc., 4.85%, 06/01/2021	1,768
1,000	Hydro-Quebec, (Canada), Series HY, 8.40%, 01/15/2022	1,204
	Indiana Michigan Power Co.,
25	7.00%, 03/15/2019	27
100	Series J, 3.20%, 03/15/2023	101

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
200	Kentucky Utilities Co., 3.30%, 10/01/2025	205
94	Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/2025	96
	Nevada Power Co.,
1,000	6.50%, 08/01/2018	1,030
1,000	7.13%, 03/15/2019	1,060
	NextEra Energy Capital Holdings, Inc.,
518	2.40%, 09/15/2019	518
1,539	2.70%, 09/15/2019	1,551
200	6.00%, 03/01/2019	209
938	Niagara Mohawk Power Corp., 3.51%, 10/01/2024 (e)	969
300	NSTAR Electric Co., 2.38%, 10/15/2022	297
1,200	Ohio Power Co., Series M, 5.38%, 10/01/2021	1,327
300	Oncor Electric Delivery Co. LLC, 7.00%, 09/01/2022	356
	Pacific Gas & Electric Co.,
794	2.45%, 08/15/2022	781
424	3.25%, 09/15/2021	432
1,500	3.25%, 06/15/2023	1,512
400	3.40%, 08/15/2024	407
350	3.85%, 11/15/2023	366
50	6.05%, 03/01/2034	62
200	PacifiCorp, 5.65%, 07/15/2018	205
256	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	253
752	PPL Capital Funding, Inc., 4.20%, 06/15/2022	796
224	PPL Electric Utilities Corp., 2.50%, 09/01/2022	222
560	Progress Energy, Inc., 4.40%, 01/15/2021	586
74	Public Service Co. of Colorado, 3.20%, 11/15/2020	76
283	Public Service Co. of New Hampshire, 3.50%, 11/01/2023	294
220	Public Service Co. of Oklahoma, 4.40%, 02/01/2021	232
1,100	Public Service Electric & Gas Co., 2.00%, 08/15/2019	1,098
	Southern California Edison Co.,
958	3.88%, 06/01/2021	1,005
650	5.50%, 08/15/2018	667
1,860	Southwestern Electric Power Co., 6.45%, 01/15/2019	1,944
	Virginia Electric & Power Co.,
1,099	2.95%, 01/15/2022	1,114
1,600	Series C, 2.75%, 03/15/2023	1,597
	Wisconsin Electric Power Co.,
1,000	1.70%, 06/15/2018	1,000
545	2.95%, 09/15/2021	554

		42,349

	Gas Utilities — 0.2%
1,365	Atmos Energy Corp., 8.50%, 03/15/2019	1,473
843	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	885

		2,358

	Independent Power and Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
90	3.40%, 03/15/2022	92
90	4.25%, 06/15/2022	94
1,290	PSEG Power LLC, 4.15%, 09/15/2021	1,350

		1,536

	Multi-Utilities — 0.5%
170	CMS Energy Corp., 2.95%, 02/15/2027	164
	Consumers Energy Co.,
137	2.85%, 05/15/2022	139
1,060	5.65%, 04/15/2020	1,145
350	Dominion Energy, Inc., Series B, 2.75%, 09/15/2022	349
784	DTE Energy Co., Series F, 3.85%, 12/01/2023	813
	NiSource Finance Corp.,
184	2.65%, 11/17/2022	183
300	3.85%, 02/15/2023	312
100	3.95%, 03/30/2048	100
16	6.80%, 01/15/2019	17
6	San Diego Gas & Electric Co., 5.35%, 05/15/2040	7
	Sempra Energy,
192	4.05%, 12/01/2023	201
1,400	9.80%, 02/15/2019	1,525
	Southern Co. Gas Capital Corp.,
939	3.50%, 09/15/2021	963
550	5.25%, 08/15/2019	574

		6,492

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.40%, 03/01/2025	373

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Water Utilities — continued
1,400	3.85%, 03/01/2024	1,475

		1,848

	Total Utilities	54,583

	Total Corporate Bonds (Cost $447,532)	454,879

Foreign Government Securities — 0.3%
300	Republic of Colombia, (Colombia), 7.38%, 09/18/2037	400
347	Republic of Panama, (Panama), 4.00%, 09/22/2024	370
	Republic of Poland, (Poland),
800	3.25%, 04/06/2026	818
467	4.00%, 01/22/2024	499
	United Mexican States, (Mexico),
1,076	3.60%, 01/30/2025	1,097
568	3.63%, 03/15/2022	591
694	4.00%, 10/02/2023	730
332	4.13%, 01/21/2026	349

	Total Foreign Government Securities (Cost $4,665)	4,854

Mortgage-Backed Securities — 7.9%
21	FHLMC Gold Pools, 15 Year, Single Family, 5.50%, 02/01/2024	22
117	FHLMC Gold Pools, 20 Year, Single Family, 5.50%, 05/01/2027	128
	FHLMC Gold Pools, 30 Year, Single Family,
1,411	4.50%, 05/01/2041	1,506
235	5.00%, 10/01/2033	259
2	6.00%, 12/01/2036	2
1,578	FHLMC Gold Pools, Other, 3.50%, 06/01/2042	1,623
2,429	FNMA, ARM 1.58%, 01/01/2023 (z)	2,429
	FNMA, 15 Year, Single Family,
12	6.00%, 10/01/2019 - 01/01/2024	12
1,201	FNMA, 20 Year, Single Family, 3.50%, 08/01/2032	1,248
	FNMA, 30 Year, Single Family,
881	5.00%, 08/01/2040	960
609	6.00%, 12/01/2032 - 04/01/2035	692
776	6.50%, 10/01/2036 - 10/01/2038	896
487	7.00%, 04/01/2037 - 11/01/2038	561
	FNMA, Other,
2,330	1.74%, 05/01/2020	2,302
1,877	1.94%, 07/01/2019	1,869
4,800	2.01%, 06/01/2020	4,780
903	2.19%, 12/01/2022	893
2,477	2.34%, 12/01/2022	2,466
3,760	2.35%, 05/01/2023 - 08/01/2028	3,673
1,517	2.40%, 01/01/2022	1,513
3,145	2.40%, 07/01/2023	3,138
3,655	2.41%, 01/01/2023	3,653
1,700	2.46%, 10/01/2026	1,650
850	2.49%, 05/01/2026	831
3,000	2.52%, 05/01/2023	2,999
2,013	2.53%, 03/01/2023	2,022
2,400	2.57%, 08/01/2028	2,332
1,000	2.59%, 11/01/2021	1,007
860	2.61%, 06/01/2026	845
1,310	2.63%, 09/01/2021	1,318
3,176	2.64%, 06/01/2026	3,128
2,000	2.65%, 08/01/2022	2,020
2,000	2.67%, 07/01/2022	2,022
2,012	2.68%, 05/01/2025	2,019
2,438	2.71%, 04/01/2023	2,464
2,200	2.81%, 04/01/2025	2,218
1,076	2.90%, 06/01/2022	1,097
500	2.99%, 07/01/2029	499
1,443	3.02%, 06/01/2025	1,474
3,647	3.03%, 12/01/2021 - 04/01/2027	3,706
500	3.04%, 07/01/2029	501
1,879	3.05%, 10/01/2020	1,915
497	3.06%, 07/01/2029	502
2,500	3.10%, 09/01/2025	2,561
1,314	3.11%, 10/01/2021	1,347
1,450	3.37%, 11/01/2020	1,491
1,500	3.38%, 12/01/2023	1,562
972	3.48%, 12/01/2020	1,003
5,096	3.50%, 05/01/2043 - 06/01/2043	5,245
1,633	3.59%, 10/01/2020	1,690
1,150	3.69%, 11/01/2023	1,213
2,749	3.73%, 06/01/2018	2,757
3,400	3.77%, 09/01/2021	3,568
1,935	3.82%, 05/01/2022	2,025
1,167	3.86%, 07/01/2021	1,225
2,679	4.00%, 07/01/2042	2,821
1,000	4.04%, 10/01/2020	1,047
1,696	4.25%, 10/01/2028	1,839
982	4.26%, 07/01/2021	1,044
3,185	4.30%, 06/01/2021	3,385
1,812	4.33%, 04/01/2021	1,923
712	4.37%, 02/01/2020	742

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
220	GNMA II, 30 Year, Single Family, 6.00%, 09/20/2038	245

	Total Mortgage-Backed Securities (Cost $109,622)	109,927

U.S. Government Agency Securities — 13.5%
	FHLMC,
37,000	1.75%, 05/30/2019	36,986
16,000	2.38%, 01/13/2022	16,157
	FNMA,
8,333	1.25%, 08/17/2021	8,102
14,000	1.88%, 09/24/2026	13,217
53,500	2.00%, 01/05/2022	53,235
11,335	2.13%, 04/24/2026	10,976
47,000	2.63%, 09/06/2024	47,686
800	Resolution Funding Corp. STRIPS, 1.71%, 07/15/2020 (n)	759
735	Tennessee Valley Authority, 1.75%, 10/15/2018	735

	Total U.S. Government Agency Securities (Cost $187,712)	187,853

U.S. Treasury Obligations — 20.3%
	U.S. Treasury Inflation Linked Bonds,
32,000	1.75%, 01/15/2028	41,909
17,250	3.88%, 04/15/2029	34,891
	U.S. Treasury Inflation Linked Notes,
65,000	0.13%, 04/15/2019	68,168
1,000	0.13%, 01/15/2023	1,057
23,304	0.38%, 07/15/2023	24,793
17,258	0.38%, 07/15/2025	17,845
3,410	1.38%, 01/15/2020	3,990
76,000	1.88%, 07/15/2019	90,525

	Total U.S. Treasury Obligations (Cost $285,085)	283,178

SHARES
Short-Term Investment — 4.7%
	Investment Company — 4.7%
65,094	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) † (Cost $66,240)	65,108

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 101.4% (Cost $1,406,392)	1,412,852
	Liabilities in Excess of Other Assets — (1.4)%	(19,764)

	NET ASSETS — 100.0%	$1,393,088

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Over the Counter (“OTC”) Inflation-linked swap contracts outstanding as of November 30, 2017:

Floating Rate Index (a)	Fixed Rate	Pay/Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	1.44% at termination	Receive	Morgan Stanley	09/17/2020	USD 93,000	1,627
CPI-U at termination	1.53% at termination	Receive	Deutsche Bank AG	10/13/2020	USD 18,000	265
CPI-U at termination	1.57% at termination	Receive	Deutsche Bank AG	01/30/2020	USD 35,000	121
CPI-U at termination	1.59% at termination	Receive	Citibank, NA	06/24/2021	USD 15,000	359
CPI-U at termination	1.75% at termination	Receive	Deutsche Bank AG	04/02/2020	USD 32,000	239
CPI-U at termination	1.82% at termination	Receive	Barclays Bank plc	11/08/2021	USD 25,000	286
CPI-U at termination	1.82% at termination	Receive	Deutsche Bank AG	11/08/2021	USD 25,000	286
CPI-U at termination	1.87% at termination	Receive	Citibank, NA	10/24/2021	USD 25,000	235
CPI-U at termination	1.89% at termination	Receive	BNP Paribas	08/31/2022	USD 75,000	781
CPI-U at termination	1.91% at termination	Receive	Barclays Bank plc	08/30/2022	USD 17,000	162
CPI-U at termination	1.91% at termination	Receive	Citibank, NA	08/29/2022	USD 62,000	578
CPI-U at termination	2.00% at termination	Receive	Deutsche Bank AG	10/13/2045	USD 3,000	158
CPI-U at termination	2.06% at termination	Receive	Morgan Stanley	11/13/2022	USD 9,000	4
CPI-U at termination	2.07% at termination	Receive	Barclays Bank plc	10/16/2022	USD 50,000	113
CPI-U at termination	2.18% at termination	Receive	Barclays Bank plc	10/16/2027	USD 30,000	56

						5,270

CPI-U at termination	2.02% at termination	Receive	Barclays Bank plc	01/15/2022	USD 39,000	(91)
CPI-U at termination	2.08% at termination	Receive	BNP Paribas	11/13/2022	USD 13,000	(3)
CPI-U at termination	2.17% at termination	Receive	BNP Paribas	04/04/2024	USD 12,400	(128)
CPI-U at termination	2.18% at termination	Receive	Credit Suisse International	05/28/2018	USD 34,000	(1,553)
CPI-U at termination	2.20% at termination	Receive	Union Bank of Switzerland AG	03/09/2022	USD 25,000	(265)
CPI-U at termination	2.27% at termination	Receive	BNP Paribas	02/06/2024	USD 25,000	(347)
CPI-U at termination	2.32% at termination	Receive	Credit Suisse International	07/15/2020	USD 50,000	(2,715)
CPI-U at termination	2.42% at termination	Receive	Deutsche Bank AG	12/15/2024	USD 42,000	(565)
CPI-U at termination	2.44% at termination	Receive	Barclays Bank plc	05/15/2024	USD 5,000	(350)
CPI-U at termination	2.46% at termination	Receive	Citibank, NA	05/21/2024	USD 13,000	(941)
CPI-U at termination	2.48% at termination	Receive	Citibank, NA	09/02/2024	USD 3,000	(227)
CPI-U at termination	2.48% at termination	Receive	Deutsche Bank AG	02/21/2024	USD 10,000	(730)
CPI-U at termination	2.48% at termination	Receive	Royal Bank of Scotland	03/17/2024	USD 2,000	(146)
CPI-U at termination	2.50% at termination	Receive	Deutsche Bank AG	02/25/2018	USD 23,000	(1,360)
CPI-U at termination	2.50% at termination	Receive	Deutsche Bank AG	03/06/2018	USD 49,000	(2,882)
CPI-U at termination	2.50% at termination	Receive	Morgan Stanley	02/04/2024	USD 15,000	(1,128)
CPI-U at termination	2.53% at termination	Receive	BNP Paribas	02/22/2018	USD 53,000	(3,224)
CPI-U at termination	2.62% at termination	Receive	Citibank, NA	10/07/2024	USD 10,000	(239)
CPI-U at termination	2.67% at termination	Receive	Morgan Stanley	09/12/2044	USD 2,000	(368)
CPI-U at termination	2.70% at termination	Receive	Barclays Bank plc	09/03/2044	USD 4,000	(778)
CPI-U at termination	2.71% at termination	Receive	Barclays Bank plc	09/02/2044	USD 9,000	(1,765)
CPI-U at termination	2.73% at termination	Receive	Royal Bank of Scotland	02/10/2044	USD 5,000	(1,025)

						(20,830)

						(15,560)

(a)	Value of floating rate index at November 30, 2017 was 2.47%.

There are no upfront payments (receipts) on the swap contracts listed above.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Summary of total s wap contracts outstanding as of November 30, 2017:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Inflation linked swaps outstanding	—	5,270

Total OTC swap contracts outstanding	—	5,270

Liabilities
OTC Inflation linked swaps outstanding	—	(20,830)

Total OTC swap contracts outstanding	—	(20,830)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2017.
CPI-U	—	Consumer Price Index for All Urban Customers
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
USD	—	United States Dollar
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
†	—	Approximately $16,597 of this investment is restricted as collateral for swaps to various brokers.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Swaps are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$54,545	$5,104	$59,649
Collateralized Mortgage Obligations	—	161,009	60	161,069
Commercial Mortgage-Backed Securities	—	86,238	97	86,335
Corporate Bonds
Consumer Discretionary	—	32,891	—	32,891
Consumer Staples	—	27,505	—	27,505
Energy	—	45,519	—	45,519
Financials	—	148,003	—	148,003
Health Care	—	27,647	—	27,647
Industrials	—	44,079	—	44,079
Information Technology	—	25,633	—	25,633
Materials	—	11,673	—	11,673
Real Estate	—	16,571	—	16,571
Telecommunication Services	—	20,775	—	20,775
Utilities	—	54,583	—	54,583

Total Corporate Bonds	—	454,879	—	454,879

Foreign Government Securities	—	4,854	—	4,854
Mortgage-Backed Securities	—	109,927	—	109,927
U.S. Government Agency Securities	—	187,853	—	187,853
U.S. Treasury Obligations	—	283,178	—	283,178
Short-Term Investment
Investment Company	65,108	—	—	65,108

Total Investments in Securities	$65,108	$1,342,483	$5,261	$1,412,852

Appreciation in Other Financial Instruments
Swaps	—	5,270	—	5,270

Depreciation in Other Financial Instruments
Swaps	—	(20,830)	—	(20,830)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2017	Realized gain (loss)		Change in netunrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities	$11,253	$31		$(4)		$—	$3,862	$(10,978)	$940	$—	$5,104
Collateralized Mortgage Obligations	69	—	(a)	—	(a)	— (a)	—	(9)	—	—	60
Commercial Mortgage-Backed Securities	745	—		85		(42)	42	—	12	(745)	97

	$12,067	$31		$81		$(42)	$3,904	$(10,987)	$952	$(745)	$5,261

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $99,000.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation - linked swaps, to manage credit, interest rate risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.5% (t)
	Alabama — 0.8%
	Education — 0.2%
	Alabama Public School & College Authority, Capital Improvement,
2,000	Series A, Rev., 5.00%, 02/01/2023	2,305
2,000	Series A, Rev., 5.00%, 02/01/2024	2,350
2,000	Series A, Rev., 5.00%, 02/01/2025	2,340

		6,995

	General Obligation — 0.1%
3,005	City of Huntsville, Series A, GO, 5.00%, 05/01/2032	3,504

	Other Revenue — 0.2%
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.00%, 03/01/2026	2,006
3,590	Rev., 5.00%, 03/01/2027	4,150
3,910	Rev., 5.00%, 03/01/2029	4,496

		10,652

	Prerefunded — 0.1%
55	Alabama Public School & College Authority, Capital Improvement, Rev., VRDO, 5.00%, 12/01/2017 (p) (z)	55
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.00%, 09/01/2018 (p)	1,837
2,000	City of Huntsville, School Capital Improvement Warrants,
	Series B, GO, 5.00%, 09/01/2018 (p)	2,052

		3,944

	Transportation — 0.2%
	Alabama Federal Aid Highway Finance Authority,
3,345	Series A, Rev., 5.00%, 09/01/2027	4,098
2,000	Series A, Rev., 5.00%, 09/01/2028	2,481
2,000	Series A, Rev., 5.00%, 09/01/2029	2,422

		9,001

	Total Alabama	34,096

	Alaska — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.50%, 10/01/2041	9,881

	Other Revenue — 0.0% (g)
140	Alaska Municipal Bond Bank Authority, Rev., 5.25%, 09/01/2023	144

	Prerefunded — 0.4%
	Alaska Municipal Bond Bank Authority,
860	Rev., 5.25%, 09/01/2018 (p)	883
1,000	Rev., 5.38%, 09/01/2018 (p)	1,028
1,000	Rev., 5.50%, 09/01/2018 (p)	1,028
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.50%, 09/01/2019 (p)	13,058

		15,997

	Total Alaska	26,022

	Arizona — 2.0%
	Certificate of Participation/Lease — 0.4%
15,000	Arizona School Facilities Board, COP, 5.75%, 09/01/2018	15,480
2,000	State of Arizona, Series A, COP, AGM, 5.25%, 10/01/2023	2,130

		17,610

	Education — 0.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.00%, 07/01/2018	2,757
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.00%, 06/01/2030	1,129

		3,886

	General Obligation — 0.2%
4,000	City of Chandler, GO, 5.00%, 07/01/2023	4,660
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.25%, 07/01/2020	985
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.25%, 07/01/2019	1,058
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.00%, 07/01/2018	2,144

		8,847

	Hospital — 0.0% (g)
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.25%, 08/01/2033	1,099

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.13%, 06/01/2018 (z)	1,000

	Other Revenue — 0.1%
1,570	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.00%, 07/01/2026	1,902

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.7%
7,500	Arizona Health Facilities Authority, Banner Health,
	Series D, Rev., 5.00%, 01/01/2018 (p)	7,520
1,000	Arizona School Facilities Board, COP, 5.25%, 09/01/2018 (p)	1,028
2,000	Arizona Transportation Board, Highway, Series A, Rev., 5.00%, 07/01/2018 (p)	2,041
	Arizona Water Infrastructure Finance Authority, Water Quality,
3,025	Series A, Rev., 5.00%, 10/01/2018 (p)	3,113
3,935	Series A, Rev., 5.00%, 10/01/2019 (p)	4,174
1,770	County of Pima, Sewer System,
	Series B, Rev., 5.00%, 07/01/2021 (p)	1,970
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.00%, 07/01/2019 (p)	2,107
	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System,
6,600	Series A, Rev., 5.00%, 01/01/2018 (p)	6,618
500	Series A, Rev., 5.00%, 01/01/2019 (p)	519

		29,090

	Transportation — 0.1%
	Phoenix Civic Improvement Corp., Airport, Junior Lien,
1,000	Series A, Rev., 5.00%, 07/01/2023	1,082
2,000	Series A, Rev., 5.00%, 07/01/2027	2,162
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.25%, 07/01/2025	1,190
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.00%, 12/01/2018	1,674

		6,108

	Utility — 0.2%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.00%, 07/01/2020	3,252
	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System,
3,000	Series A, Rev., 5.00%, 01/01/2028	3,638
1,000	Series A, Rev., 5.00%, 12/01/2028	1,120
25	Series B, Rev., 5.00%, 12/01/2017	25

		8,035

	Water & Sewer — 0.2%
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.00%, 07/01/2028	1,131
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.25%, 07/01/2021	1,604
1,875	Rev., 5.25%, 07/01/2023	2,209
1,380	County of Pima, Sewer System, Series B, Rev., 5.00%, 07/01/2022	1,530
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.50%, 07/01/2020	2,044

		8,518

	Total Arizona	86,095

	California — 18.6%
	Certificate of Participation/Lease — 0.3%
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/2025	8,702
1,250	Deserts Sands, Unified School District, COP, 5.00%, 03/01/2022	1,408
2,275	Irvine Ranch Water District, COP, 5.00%, 03/01/2032	2,732
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.00%, 10/01/2030	1,425

		14,267

	Education — 2.1%
	California Educational Facilities Authority, Claremont McKenna College,
3,000	Series A, Rev., 4.00%, 01/01/2033	3,244
1,000	Series A, Rev., 5.00%, 01/01/2028	1,206
880	Series A, Rev., 5.00%, 01/01/2029	1,059
1,185	Series A, Rev., 5.00%, 01/01/2030	1,420
2,450	Series A, Rev., 5.00%, 01/01/2031	2,926
2,000	Series A, Rev., 5.00%, 01/01/2032	2,378
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.00%, 09/01/2024	889
	California State University, Systemwide,
2,000	Series A, Rev., 4.00%, 11/01/2035	2,131
3,225	Series A, Rev., 5.00%, 11/01/2024	3,872
2,375	Series A, Rev., 5.00%, 11/01/2029	2,854
2,285	Series A, Rev., 5.00%, 11/01/2030	2,689
4,000	Series A, Rev., 5.00%, 11/01/2032	4,742
2,875	Series A, Rev., 5.00%, 11/01/2034	3,424
	Regents of the University of California, Limited Project,
2,000	Series I, Rev., 5.00%, 05/15/2023	2,336

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
4,500	Series I, Rev., 5.00%, 05/15/2024	5,353
	University of California,
4,500	Series AF, Rev., 5.00%, 05/15/2025	5,243
29,800	Series AL-1, Rev., VRDO, 0.96%, 12/07/2017 (z)	29,800
2,000	Series AR, Rev., 5.00%, 05/15/2031	2,407
2,500	Series AR, Rev., 5.00%, 05/15/2033	2,984
1,500	Series AR, Rev., 5.00%, 05/15/2034	1,784
1,455	Series AR, Rev., 5.00%, 05/15/2035	1,726
8,500	University of California, Limited Project, Series G, Rev., 5.00%, 05/15/2029	9,663

		94,130

	General Obligation — 8.3%
	Arcadia Unified School District,
9,385	GO, 4.00%, 08/01/2038	9,935
7,500	GO, 4.00%, 08/01/2041	7,947
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.25%, 08/01/2028	6,296
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.25%, 08/01/2043	3,158
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.00%, 08/01/2030	1,613
1,400	County of Riverside, Murrieta Valley Unified School District, GO, AGM, 5.00%, 09/01/2025	1,661
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.00%, 08/01/2027	1,941
3,540	GO, 5.00%, 08/01/2030	4,083
4,000	GO, 5.00%, 08/01/2031	4,596
2,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/2018	1,990
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/2026	15,542
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.00%, 08/01/2025	6,864
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/2023	1,779
1,000	Series C, GO, Zero Coupon, 08/01/2027	775
	Desert Community College District,
2,500	GO, 5.00%, 08/01/2030	3,049
2,250	GO, 5.00%, 08/01/2031	2,730
2,500	GO, 5.00%, 08/01/2033	3,010
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/2020	3,128
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/2021	4,098
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/2022	4,827
	Los Angeles Community College District,
2,300	Series A, GO, 4.00%, 08/01/2033	2,472
9,000	Series A, GO, 5.00%, 08/01/2030	10,603
15,000	Series A, GO, 5.00%, 08/01/2031	17,694
10,430	Los Angeles Community College District, Election of 2008, Series G, GO, 4.00%, 08/01/2039	10,962
	Los Angeles Unified School District,
14,150	Series A, GO, 5.00%, 07/01/2026	17,378
6,650	Series A, GO, 5.00%, 07/01/2027	8,261
11,670	Series C, GO, 5.00%, 07/01/2024	13,922
36,915	Series C, GO, 5.00%, 07/01/2025	43,874
5,505	Series C, GO, 5.00%, 07/01/2026	6,518
3,000	Series C, GO, 5.00%, 07/01/2027	3,545
6,120	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.25%, 07/01/2023	6,472
	Los Angeles Unified School District, Election of 2008,
2,100	Series A, GO, 5.00%, 07/01/2028	2,339
1,545	Series A, GO, 5.00%, 07/01/2029	1,720
1,365	Series A, GO, 5.00%, 07/01/2031	1,520
	Menlo Park City School District, Crossover Capital Appreciation,
1,000	GO, Zero Coupon, 07/01/2033	568
725	GO, Zero Coupon, 07/01/2035	366
1,150	GO, Zero Coupon, 07/01/2036	566
1,950	GO, Zero Coupon, 07/01/2037	900
1,250	GO, Zero Coupon, 07/01/2041	479
	Riverside County, California, Desert Sands Unified School District,
3,750	GO, 5.00%, 08/01/2025	4,541
1,750	GO, 5.00%, 08/01/2026	2,106

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Sacramento City Unified School District, Election of 2012, Measure Q,
555	Series E, GO, 5.00%, 08/01/2027	685
2,385	Series E, GO, 5.00%, 08/01/2028	2,925
1,500	Series E, GO, 5.00%, 08/01/2029	1,827
4,890	San Diego Community College District, GO, 5.00%, 08/01/2024	5,604
320	San Diego Unified School District, Election of 2012, Series F, GO, 4.00%, 07/01/2033	345
3,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.00%, 08/01/2030	3,603
1,000	Santa Barbara Community College District, Santa Barbara County, Series C, GO, 4.00%, 08/01/2040	1,061
	Southwestern Community College District,
1,000	Series A, GO, 4.00%, 08/01/2038	1,069
1,750	Series A, GO, 4.00%, 08/01/2039	1,866
	State of California, Various Purpose,
1,280	GO, 4.00%, 09/01/2033	1,389
12,120	GO, 5.00%, 03/01/2025	14,504
565	GO, AMBAC, 5.00%, 02/01/2027	693
2,000	GO, 5.00%, 09/01/2027	2,230
100	GO, 5.00%, 10/01/2029	101
24,000	GO, 5.00%, 08/01/2030	28,167
4,000	GO, 5.00%, 09/01/2030	4,456
3,500	GO, 5.00%, 09/01/2031	3,897
5	GO, 5.13%, 04/01/2023	5
6,790	GO, 5.50%, 04/01/2018	6,880
6,800	GO, 5.50%, 04/01/2021	7,145
15,000	GO, 5.63%, 04/01/2026	15,807
6,685	GO, 6.50%, 04/01/2033	7,120
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.25%, 08/01/2022	7,391

		364,598

	Hospital — 0.6%
6,250	California Health Facilities Financing Authority, Cedars-Sinal Medical Center, Rev., 5.00%, 11/15/2027	7,467
4,000	California Health Facilities Financing Authority, Kaiser Permanente, Subseries A-2, Rev., 4.00%, 11/01/2038	4,252
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.00%, 10/01/2026	1,709
	California Health Facilities Financing Authority, Sutter Health,
1,425	Series A, Rev., 3.25%, 11/15/2036	1,407
650	Series A, Rev., 5.00%, 11/15/2026	776
1,000	Series A, Rev., 5.00%, 11/15/2029	1,180
500	Series A, Rev., 5.00%, 11/15/2030	588
5,000	Series A, Rev., 5.00%, 11/15/2033	5,825
2,000	Series D, Rev., 5.00%, 08/15/2025	2,226
	California Municipal Finance Authority, Community Medical Centers,
1,250	Series A, Rev., 5.00%, 02/01/2028	1,441
1,350	Series A, Rev., 5.00%, 02/01/2029	1,547

		28,418

	Other Revenue — 1.8%
	California Infrastructure & Economic Development Bank, Refunding Academy Motion Picture Arts & Sciences,
1,630	Series A, Rev., 5.00%, 11/01/2024	1,898
1,000	Series A, Rev., 5.00%, 11/01/2026	1,157
3,025	California State Public Works Board, California State University, Various Capital Projects, Series C, Rev., 5.00%, 03/01/2032	3,573
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.00%, 04/01/2022	2,793
2,105	Series C, Rev., AGM, 5.00%, 04/01/2024	2,111
	California State Public Works Board, Department of General Services,
2,500	Series F, Rev., 5.00%, 05/01/2022	2,834
3,000	Series F, Rev., 5.00%, 05/01/2023	3,469
5,395	Series F, Rev., 5.00%, 05/01/2024	6,347
6,445	Series F, Rev., 5.00%, 05/01/2025	7,686
3,100	Series F, Rev., 5.00%, 05/01/2026	3,674
5,000	Series F, Rev., 5.00%, 05/01/2027	5,893
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.00%, 04/01/2021	1,289
1,415	Series D, Rev., AGM, 5.00%, 04/01/2023	1,419
1,560	Series D, Rev., AGM, 5.00%, 04/01/2025	1,564
	Contra Costa County Transportation Authority, Sales Tax,
1,195	Series A, Rev., 4.00%, 03/01/2026	1,352
2,000	Series A, Rev., 5.00%, 03/01/2024	2,374
1,250	Series A, Rev., 5.00%, 03/01/2025	1,508

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/2019 (p)	4,922
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
1,500	Series A, Rev., 5.00%, 06/01/2019	1,578
1,250	Series A, Rev., 5.00%, 06/01/2020	1,353
1,000	Series A, Rev., 5.00%, 06/01/2021	1,111
4,000	Series A, Rev., 5.00%, 06/01/2032	4,627
	San Francisco Bay Area Rapid Transit District, Sales Tax,
355	Series A, Rev., 5.00%, 07/01/2024	424
510	Series A, Rev., 5.00%, 07/01/2025	619
475	Series A, Rev., 5.00%, 07/01/2026	573
1,250	Series A, Rev., 5.00%, 07/01/2032	1,424
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/2019 (p)	981
2,850	Rev., Zero Coupon, 09/01/2019 (p)	2,763
8,400	Santa Clara County Financing Authority, Multiple Facilities Projects, Series P, Rev., 5.00%, 05/15/2029	9,950

		81,266

	Prerefunded — 1.5%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.00%, 10/01/2018 (p)	2,059
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.25%, 10/01/2018 (p)	2,080
2,485	Series C, Rev., 6.50%, 10/01/2018 (p)	2,589
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.50%, 10/01/2018 (p)	2,047
13,405	California State Public Works Board, California State University, Various University Projects,
	Series H, Rev., 5.00%, 09/01/2023 (p)	15,741
190	Menlo Park City School District, Unrefunded Balance, Capital Appreciation, Election of 2006, GO, Zero Coupon, 07/01/2018 (p)	75
	San Diego Public Facilities Financing Authority, Sewer Waste Water System,
11,865	Series A, Rev., 5.00%, 05/15/2019 (p)	12,462
1,000	Series B, Rev., 5.50%, 05/15/2019 (p)	1,057
25,000	University of California,
	Series O, Rev., 5.75%, 05/15/2019 (p)	26,527

		64,637

	Transportation — 0.5%
	City of Los Angeles, Harbor Department,
475	Series A, Rev., 5.00%, 08/01/2022	545
425	Series A, Rev., 5.00%, 08/01/2023	499
450	Series A, Rev., 5.00%, 08/01/2024	537
1,770	County of Los Angeles, Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.00%, 07/01/2026	2,126
5,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.00%, 07/01/2030	6,115
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.25%, 06/01/2033	5,291
	San Joaquin County Transportation Authority, Measure K Sales Tax,
2,185	Rev., 5.00%, 03/01/2031	2,626
2,000	Rev., 5.00%, 03/01/2032	2,394
1,000	Rev., 5.00%, 03/01/2033	1,192

		21,325

	Utility — 1.8%
	City of Los Angeles, Department of Water & Power, Power System,
1,250	Series A, Rev., 5.00%, 07/01/2028	1,499
2,055	Series A, Rev., 5.00%, 07/01/2031	2,463
2,550	Series A, Rev., 5.00%, 07/01/2032	3,044
5,000	Series A, Rev., 5.00%, 07/01/2033	5,947
10,000	Series B, Rev., 5.00%, 07/01/2029	12,102
3,400	Series B, Rev., 5.00%, 07/01/2031	3,938
3,075	Series B, Rev., 5.00%, 07/01/2032	3,553
2,000	Series C, Rev., 5.00%, 07/01/2036	2,365
1,250	Series D, Rev., 5.00%, 07/01/2028	1,472
2,710	Series D, Rev., 5.00%, 07/01/2030	3,174
2,500	Series D, Rev., 5.00%, 07/01/2031	2,922
390	Series D, Rev., 5.00%, 07/01/2033	455
4,750	Series D, Rev., 5.00%, 07/01/2034	5,507
250	Series D, Rev., 5.00%, 07/01/2035	289
	City of Los Angeles, Department of Water & Power, Water System,
1,350	Series A, Rev., 5.00%, 07/01/2031	1,602
2,560	Series A, Rev., 5.00%, 07/01/2032	3,023

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
1,360	Series A, Rev., 5.00%, 07/01/2033	1,601
1,250	Series A, Rev., 5.00%, 07/01/2034	1,468
1,125	Series A, Rev., 5.00%, 07/01/2035	1,318
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.25%, 11/15/2021	2,757
9,545	Series A, Rev., 5.25%, 11/15/2022	10,701
1,290	Sacramento Municipal Utility District Financing Authority, Cosumnes Project, Rev., 5.00%, 07/01/2028	1,541
5,650	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.00%, 05/01/2022	6,447

		79,188

	Water & Sewer — 1.7%
1,000	California Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, Rev., 5.00%, 10/01/2027	1,239
300	City of Bakersfield, Wastewater, Series A, Rev., 5.00%, 09/15/2023	352
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.00%, 06/01/2026	14,569
2,000	Series C, Rev., 5.00%, 06/01/2026	2,284
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/2023	4,417
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.00%, 05/01/2022	3,019
3,160	Rev., NATL-RE, 5.00%, 05/01/2023	3,169
3,320	Rev., NATL-RE, 5.00%, 05/01/2024	3,330
3,490	Rev., NATL-RE, 5.00%, 05/01/2025	3,500
	Orange County Water District,
1,235	Series A, Rev., 5.00%, 08/15/2032	1,486
650	Series A, Rev., 5.00%, 08/15/2034	778
	San Diego County Water Authority,
10,000	Rev., 5.00%, 05/01/2030	11,475
13,095	Series A, Rev., 5.00%, 05/01/2029	15,029
3,345	Santa Clara Valley Water District Public Facilities Financing Corp., Series A, Rev., 5.00%, 06/01/2035	3,984
	Santa Margarita/Dana Point Authority, Water District Improvement,
950	Series A, Rev., 5.00%, 08/01/2031	1,144
1,030	Series A, Rev., 5.00%, 08/01/2032	1,235
1,630	Series A, Rev., 5.00%, 08/01/2033	1,949

		72,959

	Total California	820,788

	Colorado — 2.3%
	Certificate of Participation/Lease — 0.1%
	Adams County, Colorado Refunding & Improvement,
1,100	COP, 5.00%, 12/01/2031	1,279
500	COP, 5.00%, 12/01/2034	577
1,500	Colorado Department of Transportation Headquarters Facilities, COP, 5.00%, 06/15/2041	1,716

		3,572

	General Obligation — 1.3%
7,250	Adams & Arapahoe Joint School District 28J Aurora, Series A, GO, 5.00%, 12/01/2030	8,687
25	Arapahoe County Water & Wastewater Public Improvement District, GO, 4.00%, 12/01/2017	25
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.25%, 08/01/2020	7,245
	Dawson Ridge Metropolitan District No.1,
10,000	Series A, GO, Zero Coupon, 10/01/2022 (p)	9,062
2,000	Series B, GO, Zero Coupon, 10/01/2022 (p)	1,808
	Jefferson County School District No. R-1,
18,325	GO, 5.00%, 12/15/2020	20,144
9,500	GO, 5.00%, 12/15/2022	10,951

		57,922

	Hospital — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.50%, 01/01/2035	5,247

	Prerefunded — 0.8%
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.25%, 12/01/2018 (p)	24,587
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.25%, 11/01/2018 (p)	5,174
	University of Colorado, Enterprise System,
1,980	Series A, Rev., 5.50%, 06/01/2019 (p)	2,097
750	Series A, Rev., 5.75%, 06/01/2019 (p)	797

		32,655

	Total Colorado	99,396

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Connecticut — 0.7%
	Education — 0.2%
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.00%, 11/01/2025	4,696
30	Connecticut State Health & Educational Facility Authority, Yale University Issue, Series A, Rev., 1.37%, 07/11/2018 (z)	30
1,030	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.25%, 11/15/2022	1,128

		5,854

	General Obligation — 0.3%
	State of Connecticut,
7,000	Series A, GO, 5.00%, 04/15/2022	7,081
25	Series B, GO, 4.00%, 12/01/2017	25
6,000	Series B, GO, AMBAC, 5.25%, 06/01/2020	6,464
200	The Metropolitan District, Hartford County, Series A, GO, 5.00%, 08/01/2019	209

		13,779

	Housing — 0.0% (g)
1,320	Connecticut Housing Finance Authority, Series SNH-7, Rev., AGM, 5.00%, 06/15/2018	1,324

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.00%, 08/15/2024	115
350	Series A, Rev., 5.00%, 08/15/2025	404
150	Series A, Rev., 5.00%, 08/15/2026	172
250	Series A, Rev., 5.00%, 08/15/2027	287
300	Series A, Rev., 5.00%, 08/15/2029	343
100	Series A, Rev., 5.50%, 08/15/2023	119

		1,440

	Special Tax — 0.1%
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure, Series A, Rev., 5.00%, 08/01/2026	5,789

	Transportation — 0.1%
2,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.00%, 09/01/2030	2,254

	Total Connecticut	30,440

	Delaware — 0.4%
	General Obligation — 0.2%
	State of Delaware,
351	GO, 5.00%, 07/01/2022	380
350	GO, 5.00%, 07/01/2023	379
4,000	Series B, GO, 5.00%, 07/01/2022	4,573
3,710	Series B, GO, 5.00%, 07/01/2023	4,337
1,000	Series C, GO, 5.00%, 10/01/2025	1,217

		10,886

	Prerefunded — 0.1%
	State of Delaware,
1,649	GO, 5.00%, 07/01/2020 (p)	1,782
3,211	GO, 5.00%, 07/01/2020 (p)	3,471

		5,253

	Transportation — 0.1%
2,205	Delaware Transportation Authority, Rev., GAN, 5.00%, 09/01/2021	2,397

	Total Delaware	18,536

	District of Columbia — 0.9%
	General Obligation — 0.7%
	District of Columbia,
890	Series A, GO, 5.00%, 06/01/2029	1,080
1,325	Series A, GO, 5.00%, 06/01/2030	1,598
1,865	Series A, GO, 5.00%, 06/01/2031	2,240
2,200	Series A, GO, 5.00%, 06/01/2032	2,636
3,050	Series A, GO, 5.00%, 06/01/2033	3,639
7,175	Series A, GO, 5.00%, 06/01/2035	8,330
4,200	Series A, GO, 5.00%, 06/01/2036	4,869
1,800	Series D, GO, 5.00%, 06/01/2028	2,181
4,000	Series D, GO, 5.00%, 06/01/2030	4,797

		31,370

	Other Revenue — 0.1%
5,000	District of Columbia, Income Tax Secured, Series A, Rev., 5.00%, 12/01/2022	5,393

	Prerefunded — 0.0% (g)
15	District of Columbia, Series C, GO, VRDO, AGM, 5.00%, 12/01/2017 (p) (z)	15

	Water & Sewer — 0.1%
1,475	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien, Series A, Rev., 5.00%, 10/01/2029	1,755

	Total District of Columbia	38,533

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Florida — 3.1%
	General Obligation — 1.0%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.75%, 10/01/2018	2,203
	County of Miami-Dade, Building Better Communities Program,
2,835	Series A, GO, 5.00%, 07/01/2033	3,308
5,355	Series A, GO, 5.00%, 07/01/2034	6,222
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.00%, 06/01/2023	4,904
1,250	Series A, GO, 5.00%, 06/01/2025	1,362
14,600	Series D, GO, 5.00%, 06/01/2024	16,209
4,515	Series E, GO, 5.00%, 06/01/2019	4,743
4,740	Series E, GO, 5.00%, 06/01/2020	5,124

		44,075

	Hospital — 1.0%
	Brevard County Health Facilities Authority, Health First, Inc. Project,
1,000	Rev., 5.00%, 04/01/2022	1,116
1,250	Rev., 5.00%, 04/01/2024	1,437
27,945	Highlands County, Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I-1, Rev., VRDO, 0.94%, 12/07/2017 (z)	27,945
10,710	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.93%, 12/07/2017 (z)	10,710

		41,208

	Housing — 0.0% (g)
610	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.38%, 01/01/2039	630
340	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	347

		977

	Other Revenue — 0.8%
1,920	County of Palm Beach, Rev., 5.00%, 05/01/2038	2,229
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.25%, 10/01/2018	1,547
2,060	Rev., NATL-RE, 5.25%, 10/01/2019	2,192
	Palm Beach County, Public Improvement,
3,955	Rev., 5.00%, 05/01/2023	4,566
2,000	Rev., 5.00%, 05/01/2024	2,349
3,405	Rev., 5.00%, 05/01/2025	4,058
16,235	Palm Beach County, Raymond F Kravis Center Project, Rev., VRDO, LOC: Northern Trust Co., 0.96%, 12/07/2017 (z)	16,235

		33,176

	Prerefunded — 0.0% (g)
150	Palm Beach County, Public Improvement, Series 2, Rev., 5.38%, 11/01/2018 (p)	155

	Transportation — 0.0% (g)
100	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 5.00%, 07/01/2019	105

	Utility — 0.3%
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.00%, 10/01/2020	5,437
	JEA Electric System,
4,685	Series A, Rev., 5.00%, 10/01/2023	5,377
3,290	Series A, Rev., 5.00%, 10/01/2027	3,795

		14,609

	Water & Sewer — 0.0% (g)
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.00%, 10/01/2023	558

	Total Florida	134,863

	Georgia — 2.7%
	Education — 0.1%
2,000	Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.00%, 10/01/2043	2,287

	General Obligation — 0.4%
	Barrow County School District,
2,190	GO, 5.00%, 02/01/2025	2,408
1,755	GO, 5.00%, 02/01/2026	1,930
	Cherokee County Board of Education, School System,
335	GO, 5.00%, 02/01/2026	405
1,550	GO, 5.00%, 02/01/2028	1,883
6,880	State of Georgia, Series E, GO, 5.00%, 12/01/2025	8,388

		15,014

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.5%
555	Barrow County School District, GO, 5.00%, 02/01/2021 (p)	611
7,465	Georgia State Road & Tollway Authority, Federal Highway, Series A, Rev., GAN, AGM, 5.00%, 06/01/2018 (p)	7,597
5,000	Gwinnett County School District, GO, 5.00%, 02/01/2018 (p)	5,030
10,000	State of Georgia, Series B, GO, 5.00%, 01/01/2019 (p)	10,367

		23,605

	Transportation — 0.2%
9,500	City of Atlanta, Airport, Series A, Rev., 5.00%, 01/01/2020	10,134
340	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., 6.25%, 07/01/2018 (p)	349

		10,483

	Utility — 0.1%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.00%, 12/01/2021	1,096
1,960	Rev., 5.00%, 12/01/2022	2,137
1,000	Rev., 5.00%, 12/01/2023	1,091
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.50%, 09/15/2021	1,643

		5,967

	Water & Sewer — 1.4%
	City of Atlanta, Water & Wastewater,
2,110	Rev., 5.00%, 11/01/2029	2,478
4,250	Rev., 5.00%, 11/01/2030	4,976
	City of Columbus, Georgia Water & Sewerage,
280	Rev., 5.00%, 05/01/2031	331
350	Rev., 5.00%, 05/01/2034	411
350	Rev., 5.00%, 05/01/2035	410
2,000	Series A, Rev., 5.00%, 05/01/2022	2,272
445	Series A, Rev., 5.00%, 05/01/2027	521
595	Series A, Rev., 5.00%, 05/01/2028	696
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.00%, 07/01/2020	6,481
6,565	Rev., 5.00%, 07/01/2021	6,912
	County of DeKalb, Water & Sewerage,
4,800	Series B, Rev., 5.25%, 10/01/2022	5,550
8,660	Series B, Rev., 5.25%, 10/01/2023	10,228
5,500	Series B, Rev., 5.25%, 10/01/2026	6,788
7,000	County of Fulton, Water & Sewerage, Rev., 5.00%, 01/01/2022	7,683
5,000	County of Henry, Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.25%, 02/01/2028	6,283

		62,020

	Total Georgia	119,376

	Hawaii — 1.1%
	General Obligation — 0.8%
	City & County of Honolulu,
8,695	Series B, GO, 5.00%, 10/01/2027	10,359
3,000	Series C, GO, 5.00%, 10/01/2025	3,607
3,000	Series C, GO, 5.00%, 10/01/2027	3,575
13,850	State of Hawaii, Series FK, GO, 5.00%, 05/01/2027	17,018

		34,559

	Prerefunded — 0.2%
1,000	State of Hawaii, Series DK, GO, 5.00%, 05/01/2018 (p)	1,015
	State of Hawaii, Highway,
5,120	Rev., 5.25%, 01/01/2019 (p)	5,323
2,450	Rev., 6.00%, 01/01/2019 (p)	2,566

		8,904

	Transportation — 0.1%
	State of Hawaii, Highway,
5,915	Rev., 5.00%, 01/01/2020	6,132
520	Rev., 5.25%, 01/01/2018	522

		6,654

	Total Hawaii	50,117

	Idaho — 0.5%
	Education — 0.0% (g)
325	University of Idaho, Series B, Rev., AGM, 4.50%, 04/01/2018	328

	Prerefunded — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.00%, 12/01/2018 (p)	12,547

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.2%
	Idaho Housing & Finance Association, Federal Highway Trust,
2,550	Series A, Rev., GRAN, 5.00%, 07/15/2025	3,044
4,800	Series A, Rev., GRAN, 5.00%, 07/15/2026	5,782

		8,826

	Total Idaho	21,701

	Illinois — 3.1%
	Education — 1.1%
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.00%, 10/01/2029	1,939
44,050	Illinois Finance Authority, University of Chicago Medical Center, Series A, Rev., VRDO, LOC: Bank of America NA, 0.83%, 12/01/2017 (z)	44,050

		45,989

	General Obligation — 0.9%
305	Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2031	351
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/2017	6,345
150	Chicago Park District, Series D, GO, 4.00%, 01/01/2019	153
7,500	City of Chicago, Series A, GO, AGM, 5.00%, 01/01/2020	7,515
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.00%, 12/15/2021	1,482
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/2021 (p)	4,591
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.50%, 12/01/2019	1,034
	County of Dupage, Courthouse Project,
250	GO, 5.00%, 01/01/2026	298
525	GO, 5.00%, 01/01/2027	622
255	GO, 5.00%, 01/01/2028	301
730	GO, 5.00%, 01/01/2029	859
25	County of Kane, GO, NATL-RE, 5.25%, 01/01/2018	25
35	Fountaindale Public Library District, GO, AGC, 4.00%, 02/01/2019	36
25	Greater Chicago Metropolitan Water Reclamation District, Capital Improvement, Series B, GO, 5.00%, 12/01/2017	25
	Kane, Cook & DuPage Counties School District No. 46, Elgin,
1,500	Series D, GO, 5.00%, 01/01/2027	1,682
1,700	Series D, GO, 5.00%, 01/01/2034	1,861
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/2023	1,904
	Will County, Community Unit School District No. 365-U,
2,700	GO, 3.00%, 07/01/2036	2,472
1,000	GO, 4.00%, 01/01/2030	1,071
1,500	GO, 4.00%, 01/01/2032	1,579
1,000	GO, 4.00%, 01/01/2033	1,045
1,000	GO, 4.00%, 01/01/2034	1,040
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.75%, 06/01/2025	918
830	GO, 5.75%, 06/01/2027	846
620	GO, 5.75%, 06/01/2028	632

		38,687

	Hospital — 0.5%
17,000	Illinois Finance Authority, Advocate Health Care, Subseries C3A, Rev., VRDO, 0.98%, 12/07/2017 (z)	17,000
	Illinois Finance Authority, Healthcare Enterprises, Inc.,
100	Series C, Rev., 5.00%, 03/01/2024	115
500	Series C, Rev., 5.00%, 03/01/2025	583
	Illinois Finance Authority, Rush University Medical Center Obligated Group,
1,000	Series A, Rev., 5.00%, 11/15/2021	1,109
2,000	Series A, Rev., 5.00%, 11/15/2023	2,291
1,000	Series A, Rev., 5.00%, 11/15/2024	1,159

		22,257

	Other Revenue — 0.0% (g)
	City of Chicago, Motor Fuel Tax,
75	Rev., 5.00%, 01/01/2020	77
200	Rev., 5.00%, 01/01/2021	209
70	Rev., 5.00%, 01/01/2022	74
1,000	City of Chicago, Pilsen Redevelopment Project, Series A, Rev., 5.00%, 06/01/2022	1,097

		1,457

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
1,175	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
	GO, 5.75%, 06/01/2018 (p)	1,200

	Transportation — 0.1%
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.00%, 12/01/2022	3,418
250	Regional Transportation Authority, Series A, Rev., AGM, 5.00%, 06/01/2018	254

		3,672

	Utility — 0.3%
	City of Springfield, Senior Lien Electric,
3,500	Rev., AGM, 3.50%, 03/01/2030	3,558
4,500	Rev., 5.00%, 03/01/2027	5,190
4,000	Rev., 5.00%, 03/01/2028	4,598

		13,346

	Water & Sewer — 0.2%
	City of Chicago, Second Lien Wastewater Transmission,
1,210	Rev., 5.00%, 01/01/2020	1,272
700	Rev., 5.00%, 01/01/2022	764
	City of Chicago, Second Lien Water, Project,
1,500	Rev., 5.00%, 11/01/2021	1,648
600	Rev., 5.00%, 11/01/2022	669
1,000	Rev., 5.00%, 11/01/2027	1,127
500	Rev., 5.00%, 11/01/2030	558
	Illinois Finance Authority, Clean Water Initiative,
20	Rev., 5.00%, 01/01/2019	21
2,595	Rev., 5.00%, 01/01/2024	3,021
1,000	Rev., 5.00%, 07/01/2024	1,173

		10,253

	Total Illinois	136,861

	Indiana — 1.2%
	Education — 0.1%
	Indiana University,
2,000	Series A, Rev., 5.00%, 06/01/2028	2,262
1,000	Series A, Rev., 5.00%, 06/01/2032	1,123
	Plainfield Community High School Building Corp.,
285	Rev., 5.00%, 01/15/2022	320
750	Rev., 5.00%, 07/15/2023	868
1,255	Rev., 5.00%, 07/15/2024	1,476

		6,049

	Other Revenue — 0.7%
	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project,
1,150	Rev., 5.00%, 08/01/2024	1,335
500	Rev., 5.00%, 02/01/2025	579
	Indiana Finance Authority, Educational Facilities, Valparaiso University,
1,000	Rev., 5.00%, 10/01/2024	1,164
700	Rev., 5.00%, 10/01/2025	823
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.00%, 02/01/2023	2,590
18,805	Series C, Rev., 5.00%, 02/01/2021	20,127
3,000	Series C, Rev., 5.00%, 02/01/2030	3,433
775	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.00%, 01/10/2020	811

		30,862

	Prerefunded — 0.1%
5,205	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.00%, 02/01/2022 (p)	5,863

	Transportation — 0.1%
	Indiana Finance Authority, Highway,
1,500	Series A, Rev., 5.00%, 06/01/2030	1,825
1,500	Series A, Rev., 5.00%, 06/01/2031	1,819
1,250	Series A, Rev., 5.00%, 06/01/2032	1,508

		5,152

	Utility — 0.1%
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.00%, 01/01/2021	797
1,245	Series D, Rev., 5.00%, 01/01/2024	1,433

		2,230

	Water & Sewer — 0.1%
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.00%, 01/01/2022	364
375	Series B, Rev., 5.00%, 01/01/2023	419
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.25%, 10/01/2031	1,118

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued

		1,901

	Total Indiana	52,057

	Iowa — 0.9%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.00%, 06/01/2021	6,971
375	City of Johnston, Series D, GO, 5.00%, 06/01/2019	394
1,095	Davenport Iowa Corp., GO, 4.00%, 06/01/2021	1,155

		8,520

	Other Revenue — 0.3%
5,640	State of Iowa, Ijobs Program, Series A, Rev., 5.00%, 06/01/2025	6,718
4,690	State of Iowa, Prison Infrastructure Fund, Rev., 5.00%, 06/15/2025	5,589
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.50%, 02/15/2020	542

		12,849

	Prerefunded — 0.4%
18,325	Iowa Finance Authority, State Revolving Fund,
	Rev., 5.00%, 08/01/2021 (p)	20,389

	Total Iowa	41,758

	Kansas — 1.2%
	General Obligation — 0.0% (g)
1,000	City of Lenexa, Series B, GO, 5.00%, 09/01/2025	1,204

	Other Revenue — 0.1%
3,450	Public Building Commission of Johnson County, Kansas Lease Purchase, Series B, Rev., 5.00%, 09/01/2025	4,117

	Prerefunded — 0.0% (g)
650	County of Shawnee, Unified School District No. 345, Seaman, Series A, GO, 5.00%, 09/01/2022 (p)	746

	Transportation — 1.1%
	Kansas State Department Transportation Highway,
2,500	Series A, Rev., 5.00%, 09/01/2018	2,567
7,000	Series A, Rev., 5.00%, 09/01/2019	7,414
7,000	Series A, Rev., 5.00%, 09/01/2020	7,624
8,000	Series B, Rev., 5.00%, 09/01/2030	9,470
4,625	Series B, Rev., 5.00%, 09/01/2035	5,411
5,750	Series C, Rev., 5.00%, 09/01/2024	6,561
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.00%, 09/01/2021	2,170
3,800	Series A, Rev., 5.00%, 09/01/2022	4,123

		45,340

	Total Kansas	51,407

	Kentucky — 0.5%
	Education — 0.0% (g)
525	Oldham County, Kentucky School District Finance Corp., School Building, Rev., 5.00%, 06/01/2027	623

	Hospital — 0.1%
2,795	Kentucky Economic Development Finance Authority, Owensboro Health, Inc., Series A, Rev., 5.00%, 06/01/2037	3,039

	Other Revenue — 0.2%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.25%, 06/01/2022	1,002
1,750	Kentucky Economic Development Finance Authority, Owensboro Health, Inc., Series A, Rev., AGM, 4.00%, 06/01/2037	1,783
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.25%, 10/01/2018	1,544
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.00%, 08/01/2021	1,104
1,175	Rev., NATL-RE, 5.00%, 08/01/2022	1,323

		6,756

	Prerefunded — 0.2%
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.00%, 11/01/2018 (p)	1,547
885	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.38%, 11/01/2018 (p)	916
115	Kentucky State Property & Buildings Commission, Unrefunded Balance, Project No. 90, Rev., 5.38%, 11/01/2018 (p)	119
5,145	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series A, Rev., 5.00%, 07/01/2021 (p)	5,708
1,500	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Series A, Rev., AGC, 5.00%, 05/15/2018 (p)	1,524

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued

		9,814

	Total Kentucky	20,232

	Louisiana — 3.2%
	Education — 0.0% (g)
75	Louisiana State University, Agricultural & Mechanical College, Auxiliary Facilities System, Rev., 3.75%, 07/01/2036	76

	General Obligation — 0.1%
1,000	City of Shreveport, GO, AGM, 4.00%, 04/01/2018	1,007
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.00%, 03/01/2018	1,009

		2,016

	Housing — 0.4%
103	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/01/2039	105
290	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 06/01/2041	297
18,150	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/2020 (p)	17,480

		17,882

	Industrial Development Revenue/Pollution Control Revenue — 2.0%
87,700	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series B, Rev., VRDO, 0.85%, 12/01/2017 (z)	87,700

	Other Revenue — 0.6%
55	City of Hammond, Rev., 3.00%, 12/01/2017	55
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/2019 (p)	17,404
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.00%, 08/01/2020	4,489
2,125	Rev., AGC, 5.00%, 08/01/2021	2,232
3,490	Rev., AGC, 5.25%, 08/01/2019	3,689

		27,869

	Prerefunded — 0.1%
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.63%, 01/01/2019 (p)	1,328
2,000	Parish of East Baton Rouge, Road & Street Improvement Sales Tax, Rev., AGC, 5.00%, 08/01/2019 (p)	2,109

		3,437

	Utility — 0.0% (g)
1,400	City of Alexandria, Utilities, Series A, Rev., 5.00%, 05/01/2043	1,544

	Total Louisiana	140,524

	Maine — 0.1%
	Other Revenue — 0.1%
	Maine Municipal Bond Bank,
625	Series C, Rev., 5.00%, 11/01/2029	758
1,095	Series C, Rev., 5.00%, 11/01/2030	1,321
465	Series C, Rev., 5.00%, 11/01/2032	557
800	Series C, Rev., 5.00%, 11/01/2034	951

	Total Maine	3,587

	Maryland — 2.0%
	Education — 0.2%
	State of Maryland, Health & Higher Educational Facilities Authority, Lifebridge Health Issue,
1,000	Rev., 4.00%, 07/01/2035	1,037
1,000	Rev., 4.00%, 07/01/2036	1,035
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.00%, 04/01/2019	5,009

		7,081

	General Obligation — 1.8%
2,400	Baltimore County, Consolidated Public Improvement, GO, 5.00%, 08/01/2026	2,883
	County of Anne Arundel, General Improvements,
3,615	GO, 5.00%, 10/01/2029	4,370
3,615	GO, 5.00%, 10/01/2030	4,350
3,610	GO, 5.00%, 10/01/2034	4,289
2,610	GO, 5.00%, 10/01/2035	3,091
3,610	GO, 5.00%, 10/01/2037	4,253
3,610	GO, 5.00%, 10/01/2038	4,243
	County of Anne Arundel, Water & Sewer,
1,735	GO, 5.00%, 10/01/2029	2,097
2,125	GO, 5.00%, 10/01/2030	2,557
2,125	GO, 5.00%, 10/01/2034	2,524

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
2,125	GO, 5.00%, 10/01/2035	2,517
2,440	County of Frederick, Public Facilities, Series A, GO, 5.00%, 08/01/2027	2,982
4,490	County of Montgomery, Series B, GO, 5.00%, 12/01/2023	5,276
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.00%, 03/01/2021	5,365
27,255	State of Maryland, State & Local Facilities Loan of 2017, First Series, Series A, GO, 4.00%, 03/15/2030	30,671

		81,468

	Total Maryland	88,549

	Massachusetts — 6.0%
	Education — 0.2%
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.25%, 07/01/2025	4,994
2,100	Series M, Rev., 5.25%, 07/01/2029	2,669

		7,663

	General Obligation — 2.2%
	Commonwealth of Massachusetts,
1,000	Series A, GO, 5.00%, 03/01/2032	1,158
5,000	Series C, GO, 5.00%, 10/01/2027	6,182
1,000	Series F, GO, 5.00%, 11/01/2041	1,179
10,000	Series F, GO, 5.00%, 11/01/2042	11,775
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.25%, 08/01/2023	11,791
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.00%, 11/01/2025	6,044
	Commonwealth of Massachusetts, Consolidated Loan of 2014,
2,500	Series C, GO, 5.00%, 07/01/2023	2,843
5,000	Series C, GO, 5.00%, 08/01/2025	6,024
13,125	Commonwealth of Massachusetts, Consolidated Loan of 2016, Series J, GO, 4.00%, 12/01/2039	13,966
	Commonwealth of Massachusetts, Consolidated Loan of 2017,
9,345	Series A, GO, 5.00%, 04/01/2032	11,205
10,000	Series A, GO, 5.00%, 04/01/2033	11,954
	Massachusetts State Construction,
2,250	Series A, GO, 5.00%, 03/01/2031	2,610
9,460	Series D, GO, 4.00%, 09/01/2029	10,476

		97,207

	Other Revenue — 0.3%
	Massachusetts School Building Authority, Sales Tax,
10,000	Series B, Rev., 5.00%, 08/15/2028	11,369
2,000	Series C, Rev., 5.00%, 08/15/2026	2,402
1,020	Massachusetts State Development Finance Agency, Series B, Rev., 5.00%, 09/01/2026	1,046

		14,817

	Prerefunded — 1.5%
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.00%, 08/01/2018 (p)	1,023
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.00%, 10/01/2021 (p)	13,315
42,950	Commonwealth of Massachusetts, Consolidated Loan of 2014, Series F, GO, 5.00%, 11/01/2022 (p)	49,367
480	Massachusetts State Development Finance Agency, Series B, Rev., 5.00%, 09/01/2018 (p)	493

		64,198

	Transportation — 1.4%
	Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs,
2,500	Rev., 5.00%, 06/01/2035	2,892
3,300	Rev., 5.00%, 06/01/2036	3,821
1,500	Rev., 5.00%, 06/01/2037	1,732
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.00%, 07/01/2021	2,147
1,255	Series A, Rev., 5.00%, 07/01/2031	1,579
2,250	Series A, Rev., 5.25%, 07/01/2025	2,751
10,530	Series A, Rev., 5.25%, 07/01/2027	13,217
5,000	Series A, Rev., 5.25%, 07/01/2029	6,343
5,000	Series A-1, Rev., 5.25%, 07/01/2033	6,497
21,250	Massachusetts Department of Transportation, Metropolitan Highway System, Subordinated, Commonwealth Contract Assistance Secured, Series A-3, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.96%, 12/07/2017 (z)	21,250
1,500	Massachusetts Port Authority, Series B, Rev., 5.00%, 07/01/2021	1,669

		63,898

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.4%
10,950	Massachusetts Clean Water Trust (The), State Revolving Fund, Series 20, Rev., 5.00%, 02/01/2033	12,846
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.25%, 08/01/2024	3,738

		16,584

	Total Massachusetts	264,367

	Michigan — 1.8%
	Education — 0.4%
	Regents of the University of Michigan,
5,000	Rev., 4.00%, 04/01/2034	5,377
3,720	Rev., 4.00%, 04/01/2035	3,979
3,375	Rev., 5.00%, 04/01/2031	4,040
2,190	Rev., 5.00%, 04/01/2033	2,600

		15,996

	General Obligation — 0.5%
3,095	Chippewa Valley Schools, Unlimited Tax, Series A, GO, Q-SBLF, 5.00%, 05/01/2023	3,554
1,005	City of Troy, Limited Tax, GO, 5.25%, 11/01/2029	1,131
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.00%, 05/01/2023	5,399
2,000	County of Washtenaw, Ann Arbor Public School District, GO, Q-SBLF, 5.00%, 05/01/2021	2,206
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.00%, 05/01/2018	1,013
1,305	Grand Rapids Community College, GO, 5.00%, 05/01/2023	1,463
	Lansing Community College, Building & Site,
750	GO, 5.00%, 05/01/2030 (w)	892
885	GO, 5.00%, 05/01/2032 (w)	1,042
4,300	State of Michigan, Series A, GO, 5.00%, 12/01/2028	5,027

		21,727

	Hospital — 0.1%
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.00%, 12/01/2031	1,099
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., 2.00%, 05/30/2018 (z)	1,504

		2,603

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.00%, 05/01/2021	1,350

	Other Revenue — 0.0% (g)
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.00%, 07/01/2021	1,021

	Prerefunded — 0.3%
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.25%, 05/01/2021 (p)	1,392
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.00%, 10/01/2020 (p)	5,441
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.25%, 10/15/2018 (p)	1,549
3,915	Regents of the University of Michigan, Series A, Rev., 5.00%, 04/01/2019 (p)	4,093
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.00%, 07/01/2018 (p)	1,475

		13,950

	Transportation — 0.2%
2,000	Michigan State Comprehensive Transportation, Rev., AGM, 5.25%, 05/15/2021	2,231
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.00%, 11/15/2025	1,289
610	Rev., 5.00%, 11/15/2026	683
1,035	Rev., 5.00%, 11/15/2027	1,158
2,185	Rev., 5.00%, 11/15/2030	2,434

		7,795

	Utility — 0.0% (g)
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.00%, 07/01/2026	1,102
1,000	Series A, Rev., 5.50%, 07/01/2041	1,114

		2,216

	Water & Sewer — 0.3%
	City of Grand Rapids, Sanitary Sewer System,
1,670	Rev., 5.00%, 01/01/2023	1,919

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer –– continued
1,000	Rev., 5.00%, 01/01/2025	1,144
400	Rev., 5.00%, 01/01/2027	479
325	Rev., 5.00%, 01/01/2028	388
350	Rev., 5.00%, 01/01/2029	416
370	Rev., 5.00%, 01/01/2030	438
750	Rev., 5.00%, 01/01/2032	881
1,400	Rev., 5.00%, 01/01/2033	1,640
1,000	Rev., 5.00%, 01/01/2034	1,168
5,070	Series A, Rev., BHAC-CR, AGM-CR FGIC, 5.50%, 01/01/2022	5,474

		13,947

	Total Michigan	80,605

	Minnesota — 1.0%
	Education — 0.1%
	Minnesota Higher Education Facilities Authority, Carleton College,
1,500	Rev., 3.00%, 03/01/2030	1,527
870	Rev., 5.00%, 03/01/2026	1,053
725	Rev., 5.00%, 03/01/2027	887
1,000	Rev., 5.00%, 03/01/2028	1,217

		4,684

	General Obligation — 0.9%
	Circle Pines Independent School District No. 12,
650	Series A, GO, Zero Coupon, 02/01/2022	597
800	Series A, GO, Zero Coupon, 02/01/2023	714
1,170	City of Marshall, Series B, GO, 5.00%, 02/01/2023	1,346
	County of Hennepin,
1,515	Series C, GO, 5.00%, 12/01/2027	1,850
4,190	Series C, GO, 5.00%, 12/01/2028	5,091
4,725	Series C, GO, 5.00%, 12/01/2029	5,715
1,060	Independent School District No. 720, Shakopee Public Schools, Minnesota, Series A, GO, 5.00%, 02/01/2023	1,225
2,380	State of Minnesota, Independent School District No. 885, Wright County, Series A, GO, 4.00%, 02/01/2018	2,390
	State of Minnesota, Various Purpose,
280	Series A, GO, 5.00%, 08/01/2019	296
10,000	Series F, GO, 5.00%, 08/01/2020	10,870
10,000	Series H, GO, 5.00%, 11/01/2019	10,643

		40,737

	Hospital — 0.0% (g)
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., 4.00%, 11/15/2018 (z)	1,024

	Total Minnesota	46,445

	Missouri — 2.5%
	General Obligation — 0.1%
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.00%, 02/01/2023	683
2,000	Independence School District, Missouri Direct Deposit Program, Series B, GO, 5.50%, 03/01/2032	2,466

		3,149

	Housing — 0.0% (g)
190	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2027	196

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
385	Rev., 5.00%, 07/01/2021	429
3,645	Series B, Rev., 5.00%, 07/01/2022	4,004
660	Series B, Rev., 5.00%, 07/01/2024	725
175	Series B, Rev., 5.00%, 07/01/2029	192
65	Series B, Rev., 5.00%, 07/01/2030	71
10	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.00%, 01/01/2020 (p)	11

		5,432

	Other Revenue — 0.5%
20,000	Missouri Development Finance Board, Nelson Gallery Foundation, Series A, Rev., VRDO, 0.87%, 12/01/2017 (z)	20,000

	Prerefunded — 0.2%
8,795	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series B, Rev., 5.00%, 01/01/2021 (p)	9,630

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 1.2%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.00%, 05/01/2020	4,256
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.00%, 05/01/2026	31,366
16,815	Missouri Highways & Transportation Commission, Senior Lien, Series C, Rev., 5.00%, 02/01/2022	18,998

		54,620

	Water & Sewer — 0.4%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.00%, 01/01/2026	3,443
	Metropolitan St. Louis Sewer District Wastewater System Improvement,
530	Series B, Rev., 5.00%, 05/01/2031	625
1,900	Series B, Rev., 5.00%, 05/01/2032	2,229
4,430	Series B, Rev., 5.00%, 05/01/2033	5,179
2,000	Series B, Rev., 5.00%, 05/01/2034	2,331
2,125	Series B, Rev., 5.00%, 05/01/2035	2,469

		16,276

	Total Missouri	109,303

	Montana — 0.1%
	Prerefunded — 0.1%
3,100	State of Montana, Department of Transportation, Highway 93 Advance Construction Project, Rev., GAN, 5.00%, 06/01/2018 (p)	3,154

	Nebraska — 0.0% (g)
	Water & Sewer — 0.0% (g)
1,820	City of Omaha, Sewer Revenue, Rev., 5.00%, 11/15/2031	2,118

	Nevada — 0.4%
	General Obligation — 0.4%
15,000	County of Clark, Series B, GO, 5.00%, 11/01/2027	18,199

	Water & Sewer — 0.0% (g)
1,550	Truckee Meadows Water Authority, Rev., 5.00%, 07/01/2031	1,837

	Total Nevada	20,036

	New Hampshire — 0.0% (g)
	General Obligation — 0.0% (g)
135	City of Portsmouth, Capital Improvement Loan, Series B, GO, 4.00%, 06/15/2019	140

	New Jersey — 1.4%
	Education — 0.2%
9,500	New Jersey EDA, School Facilities Construction, Series XX, Rev., 5.00%, 06/15/2021	10,224

	Other Revenue — 0.0% (g)
100	Union County Improvement Authority, City Guaranteed, Linden Omnibus Project, Rev., AGM, 4.00%, 11/01/2019	104

	Prerefunded — 0.2%
	State of New Jersey, Equipment Lease Purchase,
5,800	Series A, COP, 5.00%, 06/15/2018 (p)	5,910

	Transportation — 0.9%
28,315	New Jersey Transportation Trust Fund Authority, Series A-2, Rev., 5.00%, 06/15/2022	28,830
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.00%, 06/15/2036	5,279
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.00%, 06/15/2042	523
5,000	Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,530

		40,162

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/2017	1,510
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/2018	1,584
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/2019	1,777

		4,871

	Total New Jersey	61,271

	New Mexico — 0.5%
	Housing — 0.0% (g)
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
165	Series B-2, Class I Shares, Rev., GNMA/FNMA/FHLMC, 5.65%, 09/01/2039	169
410	Series C-2, Class 1, Rev., GNMA/FNMA/FHLMC COLL, 5.70%, 09/01/2040	428

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
555	Series D, Class 1, Rev., GNMA/FNMA/FHLMC, 5.35%, 09/01/2040	580

		1,177

	Other Revenue — 0.2%
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.70%, 04/01/2027	1,220
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.00%, 06/01/2020	1,805
1,645	Series B, Rev., 5.00%, 06/01/2021	1,674
1,890	Series B, Rev., 5.00%, 06/01/2026	1,923
2,050	Series B, Rev., 5.00%, 06/01/2028	2,086

		8,708

	Transportation — 0.3%
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.00%, 06/15/2020	10,828
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.00%, 12/15/2021	1,643

		12,471

	Total New Mexico	22,356

	New York — 18.9%
	Education — 0.5%
	Monroe County IDA, School Facility, Rochester School Modernization Project,
675	Rev., 5.00%, 05/01/2032	802
810	Rev., 5.00%, 05/01/2033	959
	New York State Dormitory Authority,
750	Series B, Rev., 5.00%, 10/01/2028	910
665	Series B, Rev., 5.00%, 10/01/2029	804
500	Series B, Rev., 5.00%, 10/01/2031	601
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.00%, 07/01/2018	7,989
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.00%, 10/01/2024	2,270
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.25%, 07/01/2020	2,594
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.00%, 07/01/2030	622
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.00%, 05/15/2025	2,256
2,000	Series A, Rev., 5.00%, 05/15/2028	2,249

		22,056

	General Obligation — 0.5%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.00%, 08/01/2023	5,271
9,520	City of New York, Fiscal Year 2014, Series G, GO, 5.00%, 08/01/2025	11,112
3,665	City of New York, Unrefunded Balance, Series F, GO, 6.00%, 01/15/2021	3,678
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.75%, 06/15/2018	102

		20,163

	Housing — 1.0%
45,000	New York State Housing Finance Agency, 42nd and 10th Housing, Rev., VRDO, LOC: FHLMC, 0.93%, 12/07/2017 (z)	45,000

	Other Revenue — 7.1%
	Hudson Yards Infrastructure Corp.,
5,990	Series A, Rev., 5.00%, 02/15/2032	7,094
5,500	Series A, Rev., 5.00%, 02/15/2033	6,494
2,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-4, Rev., 5.50%, 01/15/2039	2,088
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Subseries S-1A, Rev., 5.00%, 07/15/2019 (p)	3,167
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.00%, 02/01/2024	1,352
3,835	Series B, Rev., 5.00%, 02/01/2026	4,214
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010,
4,990	Series B, Rev., 5.00%, 11/01/2021	5,303
5,680	Series B, Rev., 5.00%, 11/01/2022	6,033
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.00%, 02/01/2025	3,373

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
7,295	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016, Series E-1, Rev., 5.00%, 02/01/2035	8,524
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017,
2,545	Rev., 5.00%, 02/01/2039	2,969
1,460	Series E, Subseries E-1, Rev., 5.00%, 02/01/2031	1,750
7,000	Series E, Subseries E-1, Rev., 5.00%, 02/01/2032	8,334
10,000	Series E, Subseries E-1, Rev., 5.00%, 02/01/2033	11,868
	New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured,
1,000	Series B, Rev., Zero Coupon, 11/15/2025	810
1,500	Series B, Rev., Zero Coupon, 11/15/2026	1,166
1,500	Series B, Rev., Zero Coupon, 11/15/2027	1,120
2,000	Series B, Rev., Zero Coupon, 11/15/2028	1,428
2,500	Series B, Rev., Zero Coupon, 11/15/2029	1,689
3,650	Series B, Rev., Zero Coupon, 11/15/2030	2,368
2,035	Series B, Rev., Zero Coupon, 11/15/2031	1,259
2,000	Series B, Rev., Zero Coupon, 11/15/2032	1,169
	New York Convention Center Development Corp., Hotel Unit fee Secured,
4,610	Rev., 5.00%, 11/15/2024	5,439
2,250	Rev., 5.00%, 11/15/2025	2,700
10,625	New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee, Series B, Rev., AGM-CR, Zero Coupon, 11/15/2052	2,765
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.00%, 04/01/2020	1,012
10,000	Series B-C/D, Rev., 5.50%, 04/01/2019	10,535
15,000	New York State Dormitory Authority, Series A, Rev., 5.00%, 03/15/2036	17,599
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.00%, 07/01/2023	6,231
55	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.25%, 02/15/2027	58
	New York State Dormitory Authority, State Sales Tax,
12,400	Series A, Rev., 5.00%, 03/15/2025	14,591
5,500	Series A, Rev., 5.00%, 03/15/2030	6,393
5,000	Series A, Rev., 5.00%, 03/15/2031	5,801
20,210	Series A, Rev., 5.00%, 03/15/2032	23,402
14,815	Series B, Rev., 5.00%, 03/15/2027	17,746
8,000	Series B, Rev., 5.00%, 03/15/2030	9,505
6,600	Series B, Rev., 5.00%, 03/15/2031	7,812
18,050	Series B, Rev., 5.00%, 03/15/2034	21,103
13,080	Series B, Rev., 5.00%, 03/15/2039	15,069
	New York State Dormitory Authority, State University Dormitory Facilities,
40	Series A, Rev., 5.00%, 07/01/2019	42
2,500	Series A, Rev., 5.00%, 07/01/2024	2,950
1,500	Series A, Rev., 5.00%, 07/01/2025	1,793
1,820	Series A, Rev., 5.00%, 07/01/2026	2,199
2,000	Series A, Rev., 5.00%, 07/01/2027	2,439
1,730	Series A, Rev., 5.00%, 07/01/2028	2,096
1,100	Series A, Rev., 5.00%, 07/01/2029	1,323
1,000	Series A, Rev., 5.00%, 07/01/2030	1,195
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.25%, 01/01/2025	5,108
7,820	Series D, Rev., 5.50%, 01/01/2019	8,157
	New York State Urban Development Corp., State Personal Income Tax,
715	Series A-1, Rev., 5.00%, 12/15/2017	716
285	Series A-1, Rev., 5.00%, 12/15/2017 (p)	285
	Sales Tax Asset Receivable Corp.,
2,500	Series A, Rev., 5.00%, 10/15/2026	2,970
3,785	Series A, Rev., 5.00%, 10/15/2029	4,482
12,500	Series A, Rev., 5.00%, 10/15/2031	14,745
10,000	Utility Debt Securitization Authority, Rev., 5.00%, 12/15/2038	11,975

		313,808

	Prerefunded — 1.0%
1,350	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010,
	Series B, Rev., 5.00%, 11/01/2019 (p)	1,437
1,370	New York State Dormitory Authority, Series A, Rev., 5.25%, 02/15/2019 (p)	1,432
5,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.00%, 03/15/2018 (p)	5,051
3,750	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
	Series A-1, Rev., 5.00%, 12/15/2018 (p)	3,888

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
3,740	Triborough Bridge & Tunnel Authority, Series A-2, Rev., 5.00%, 11/15/2018 (p)	3,867
25,595	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.00%, 01/01/2022 (p)	28,929

		44,604

	Special Tax — 4.0%
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.00%, 02/15/2027	23,342
7,000	Series A, Rev., 5.00%, 03/15/2027	8,279
10,000	Series A, Rev., 5.00%, 02/15/2028	11,616
20,000	Series A, Rev., 5.00%, 12/15/2028	22,836
5,000	Series A, Rev., 5.00%, 02/15/2029	5,798
4,900	Series A, Rev., 5.00%, 12/15/2029	5,579
3,000	Series A, Rev., 5.00%, 02/15/2043	3,358
9,000	Series B, Rev., 5.00%, 03/15/2024	10,148
20,000	Series C, Rev., 5.00%, 03/15/2033	23,026
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.25%, 12/15/2019	7,788
	New York State Thruway Authority, State Personal Income Tax, Transportation,
11,025	Series A, Rev., 5.00%, 03/15/2026	12,012
17,000	Series A, Rev., 5.25%, 03/15/2019	17,790
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.00%, 03/15/2031	2,570
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.50%, 03/15/2021	19,930

		174,072

	Transportation — 1.8%
	Metropolitan Transportation Authority,
3,000	Subseries C-1, Rev., 5.00%, 11/15/2035	3,478
6,000	Subseries C-1, Rev., 5.25%, 11/15/2029	7,180
18,470	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.00%, 11/15/2046	19,465
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.00%, 10/01/2022	3,367
	Port Authority of New York & New Jersey, Consolidated, 190th Series,
3,105	Rev., 5.00%, 05/01/2031	3,343
5,000	Rev., 5.00%, 05/01/2033	5,380
12,000	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.13%, 06/01/2094	14,716
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
6,260	Series A-2, Rev., 5.00%, 11/15/2028	6,469
2,500	Series B, Rev., 5.00%, 11/15/2030	2,856
8,860	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation, Series B, Rev., Zero Coupon, 11/15/2032	5,485
6,500	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series C-1, Rev., 5.00%, 11/15/2028	8,116

		79,855

	Utility — 0.4%
	Utility Debt Securitization Authority,
5,250	Rev., 5.00%, 12/15/2036	6,244
1,500	Series TE, Rev., 5.00%, 12/15/2029	1,744
3,500	Series TE, Rev., 5.00%, 12/15/2032	4,049
4,250	Series TE, Rev., 5.00%, 12/15/2041	4,909

		16,946

	Water & Sewer — 2.6%
44,270	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC-1, Rev., VRDO, 0.99%, 12/07/2017 (z)	44,270
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.00%, 06/15/2024	17,908
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.00%, 06/15/2027	1,430
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.00%, 06/15/2022	4,556
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.00%, 06/15/2031	5,879
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2017, Series DD, Rev., 5.00%, 06/15/2047	1,163

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
2,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2018, Series BB-2, Rev., 5.00%, 06/15/2032	2,396
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution,
10,000	Series A, Rev., 4.00%, 06/15/2028	10,971
5,635	Series A, Rev., 5.00%, 06/15/2025	6,689
900	Series A, Rev., 5.00%, 06/15/2029	1,103
4,345	Series B, Rev., 5.00%, 06/15/2027	4,839
7,280	Series D, Rev., 5.00%, 06/15/2025	8,301
5,325	Series D, Rev., 5.00%, 06/15/2027	6,067

		115,572

	Total New York	832,076

	North Carolina — 0.8%
	General Obligation — 0.1%
2,325	County of Forsyth, GO, 5.00%, 07/01/2026	2,841
2,000	County of Union, Series A, GO, 5.00%, 03/01/2021	2,207

		5,048

	Other Revenue — 0.3%
	City of Raleigh,
495	Rev., 5.00%, 02/01/2024	582
550	Rev., 5.00%, 02/01/2027	661
305	Rev., 5.00%, 02/01/2029	363
400	City of Wilmington, Series A, Rev., 5.00%, 06/01/2028	468
1,880	County of Chatham, Rev., 5.00%, 11/01/2026	2,211
340	County of Onslow, Public Facilities Company Ltd., Rev., 4.00%, 10/01/2032	364
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.00%, 06/01/2018	5,243
3,500	Rev., 5.00%, 06/01/2019	3,680

		13,572

	Prerefunded — 0.3%
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.00%, 03/01/2019 (p)	3,125
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.25%, 01/01/2018 (p)	5,015
5,000	State of North Carolina, Limited Annual Appropriation, Capital Improvement, Series A, Rev., 5.00%, 05/01/2019 (p)	5,233

		13,373

	Transportation — 0.1%
1,500	North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2028	1,757

	Total North Carolina	33,750

	Ohio — 1.8%
	Education — 0.5%
20,145	Ohio State University, General Receipts, Series B, Rev., VRDO, 0.95%, 12/07/2017 (z)	20,145

	General Obligation — 0.0% (g)
500	City of Dublin, Various Purpose, GO, 5.00%, 12/01/2025	608
100	Columbus City School District, School Facilities Construction & Improvement, GO, 5.00%, 12/01/2018	104
25	Kettering City School District, Permanent Improvement, Series A, GO, TAN, 3.00%, 12/01/2017	25
25	Princeton City School District, School Improvement, GO, 3.00%, 12/01/2018	25

		762

	Hospital — 0.1%
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.00%, 02/01/2019	779
750	Rev., 5.00%, 02/01/2020	799
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.00%, 07/01/2028	1,334
750	Series A, Rev., 5.75%, 07/01/2028	870
1,400	Series A, Rev., 5.75%, 07/01/2033	1,610

		5,392

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
3,360	Rev., 5.00%, 12/01/2024	4,012
1,050	Series A, Rev., 5.00%, 06/01/2022	1,195
2,815	Series A, Rev., 5.00%, 12/01/2022	3,239
4,135	Series A, Rev., 5.00%, 06/01/2026	5,037
14,975	Series A, Rev., 5.00%, 06/01/2030	18,150

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — continued

		31,633

	Other Revenue — 0.2%
30	County of Butler Sewer System Revenue, Rev., 4.00%, 12/01/2017	30
	County of Cuyahoga, Sports Facilities Improvement Project,
835	Rev., 5.00%, 12/01/2024	963
500	Rev., 5.00%, 12/01/2025	574
1,000	Rev., 5.00%, 12/01/2026	1,146
500	Rev., 5.00%, 12/01/2027	571
115	Franklin County Convention Facilities Authority, Unrefunded Balance, Rev., RAN, 5.00%, 12/01/2021	115
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.00%, 10/01/2023	2,662
2,000	Series B, Rev., 5.00%, 10/01/2024	2,121
1,495	State of Ohio, Capital Facilities Lease, Adult Correctional Building Fund Projects, Series B, Rev., 5.00%, 10/01/2029	1,692

		9,874

	Prerefunded — 0.1%
70	City of Columbus, Sewerage System, Series A, Rev., VRDO, 4.50%, 12/01/2017 (p) (z)	70
885	Franklin County Convention Facilities Authority, Rev., RAN, 5.00%, 12/01/2017 (p)	885
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.00%, 02/15/2020 (p)	2,141

		3,096

	Water & Sewer — 0.2%
4,210	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.00%, 12/01/2021	4,611
2,030	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.00%, 12/01/2029	2,370
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
45	Rev., 4.00%, 11/15/2049	47
1,500	Rev., 5.00%, 11/15/2026	1,775
1,230	Ohio Water Development Authority, Fresh Water, Series A, Rev., 5.00%, 12/01/2032	1,458

		10,261

	Total Ohio	81,163

	Oklahoma — 0.3%
	Education — 0.0% (g)
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.00%, 09/01/2021	1,227

	Housing — 0.0% (g)
10	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., VRDO, GNMA/FNMA/FHLMC, 5.25%, 12/01/2017 (z)	10

	Transportation — 0.3%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.00%, 01/01/2023	4,376
5,000	Series A, Rev., 5.00%, 01/01/2025	5,470
2,000	Series A, Rev., 5.00%, 01/01/2038	2,292

		12,138

	Total Oklahoma	13,375

	Oregon — 1.3%
	General Obligation — 0.8%
	Linn & Benton Counties, School District No. 8J, Greater Albany,
2,125	GO, 5.00%, 06/15/2026	2,569
1,965	GO, 5.00%, 06/15/2027	2,402
16,695	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series B, GO, 5.00%, 06/15/2030	20,042
2,390	State of Oregon, Article XI-P School District Capital Projects, Series G, GO, 5.00%, 12/01/2029	2,883
1,125	State of Oregon, Beaverton School District 48J, Counties of Washington & Multnomah, GO, 5.00%, 06/15/2021	1,251
	State of Oregon, Higher Education,
2,000	Series L, GO, 5.00%, 08/01/2035	2,387
2,000	Series L, GO, 5.00%, 08/01/2036	2,381

		33,915

	Other Revenue — 0.2%
	State of Oregon Department of Administrative Services, Lottery,
2,000	Series A, Rev., 5.00%, 04/01/2031	2,408
2,000	Series A, Rev., 5.00%, 04/01/2032	2,405
3,500	Series A, Rev., 5.00%, 04/01/2033	4,194

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued

		9,007

	Prerefunded — 0.2%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.00%, 06/15/2018 (p)	2,591
3,885	Oregon State Department of Administrative Services,
	Series A, COP, 5.00%, 05/01/2019 (p)	4,070

		6,661

	Water & Sewer — 0.1%
5,350	City of Portland, Sewer System, First Lien, Series A, Rev., 5.00%, 06/01/2026	6,367

	Total Oregon	55,950

	Pennsylvania — 1.2%
	Education — 0.3%
	Allegheny County Higher Education Building Authority, Carnegie Mellon University,
4,000	Rev., 5.00%, 08/01/2027	4,888
2,500	Rev., 5.00%, 08/01/2028	3,036
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.00%, 09/01/2019 (p)	5,292
60	Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, Rev., 4.00%, 12/01/2017 (p)	60

		13,276

	General Obligation — 0.3%
850	Bensalem Township School District, GO, 5.00%, 10/15/2027	998
	County of Bucks,
500	GO, 5.00%, 05/01/2024	591
150	GO, 5.00%, 05/01/2025	180
310	GO, 5.00%, 05/01/2026	377
325	GO, 5.00%, 05/01/2027	393
	Nazareth Area School District,
1,000	Series D, GO, 5.00%, 11/15/2030	1,169
1,390	Series D, GO, 5.00%, 11/15/2035	1,605
1,250	Series D, GO, 5.00%, 11/15/2036	1,439
550	Series D, GO, 5.00%, 11/15/2037	632
810	Series E, GO, 5.00%, 11/15/2038	930
3,120	Octorara Area School District, Series B, GO, AGM, 4.00%, 06/01/2020	3,217
	Upper Merion Area School District,
350	GO, 5.00%, 01/15/2029	413
300	GO, 5.00%, 01/15/2030	353
650	GO, 5.00%, 01/15/2031	761
480	GO, 5.00%, 01/15/2033	560
200	GO, 5.00%, 01/15/2034	232
475	GO, 5.00%, 01/15/2035	551

		14,401

	Hospital — 0.2%
	Berks County Industrial Development Authority, Tower Health Project,
1,150	Rev., 5.00%, 11/01/2027	1,362
1,550	Rev., 5.00%, 11/01/2028	1,822
350	Rev., 5.00%, 11/01/2029	408
600	Rev., 5.00%, 11/01/2030	695
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., (ICE LIBOR USD 3 Month + 0.78%), 1.77%, 03/01/2018 (aa)	4,778

		9,065

	Prerefunded — 0.3%
	County of Allegheny, West Mifflin Area School District,
4,065	GO, AGM, 5.00%, 10/01/2018 (p)	4,182
2,000	GO, AGM, 5.38%, 10/01/2018 (p)	2,064
500	GO, AGM, 5.50%, 10/01/2018 (p)	516
1,000	County of York, Red Lion Area School District, GO, AGM, 5.00%, 05/01/2018 (p)	1,015
900	Pennsylvania Higher Educational Facilities Authority, The Trustees of the University of Pennsylvania, Rev., 5.00%, 09/01/2020 (p)	978
3,465	State Public School Building Authority, Delaware County Community College Project,
	Rev., AGM, 5.00%, 04/01/2018 (p)	3,505

		12,260

	Water & Sewer — 0.1%
4,450	Pittsburgh Water & Sewer Authority, First Lien, Series A, Rev., AGM, 5.00%, 09/01/2018 (w)	4,557

	Total Pennsylvania	53,559

	Puerto Rico — 0.3%
	Other Revenue — 0.3%
10,000	Puerto Rico Public Finance Corp., (Puerto Rico), Series E, Rev., CIFG-TCRS, AGM-CR, 6.00%, 08/01/2026 (p)	12,549

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Rhode Island — 0.1%
	Education — 0.0% (g)
30	Rhode Island Student Loan Authority, Program, Senior, Series A, Rev., 5.13%, 12/01/2017	30

	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.00%, 11/01/2025	1,160

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.00%, 10/01/2023	2,000

	Total Rhode Island	3,190

	South Carolina — 1.0%
	Education — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.00%, 12/01/2022	1,147
1,505	Rev., 5.00%, 12/01/2023	1,758

		2,905

	General Obligation — 0.5%
1,250	Horry County School District, Series A, GO, SCSDE, 5.00%, 03/01/2023	1,442
10,000	State of South Carolina, Highway, Series A, GO, 5.00%, 06/01/2019	10,516
	York County School District No. 1,
3,620	GO, SCSDE, 5.00%, 03/01/2020	3,890
3,790	GO, SCSDE, 5.00%, 03/01/2021	4,185

		20,033

	Housing — 0.0% (g)
220	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA COLL, 5.00%, 01/01/2028	226

	Prerefunded — 0.2%
	York County School District No. 1,
10,415	Series A, GO, SCSDE, 5.25%, 03/01/2019 (p)	10,888

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.75%, 01/01/2020	8,930

	Total South Carolina	42,982

	Tennessee — 0.5%
	General Obligation — 0.4%
4,000	City of Memphis, General Improvement, Series D, GO, 5.00%, 07/01/2023	4,329
7,330	County of Montgomery, GO, 5.00%, 04/01/2022	8,306
5,500	Metropolitan Government of Nashville & Davidson, Public Improvement, Series C, GO, 5.00%, 07/01/2030	6,504

		19,139

	Utility — 0.0% (g)
330	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.63%, 07/01/2018	339

	Water & Sewer — 0.1%
	The City of Clarksville, Water, Sewer & Gas,
500	Rev., 5.00%, 02/01/2024	587
500	Rev., 5.00%, 02/01/2025	596
565	Rev., 5.00%, 02/01/2026	681

		1,864

	Total Tennessee	21,342

	Texas — 6.0%
	Education — 1.0%
35,000	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Rev., VRDO, 0.99%, 12/07/2017 (z)	35,000
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.00%, 09/01/2019	580
750	Rev., 5.00%, 09/01/2020	810
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.25%, 07/01/2028	2,436
2,030	University of Texas System, Board of Regents, Financing System, Green Bonds, Series B, Rev., 5.00%, 08/15/2026	2,471
1,500	University of Texas, Financing System, Series E, Rev., 5.00%, 08/15/2027	1,846

		43,143

	General Obligation — 1.6%
6,000	City of Dallas, GO, 5.00%, 02/15/2023	6,840
	City of Houston, Public Improvement,
2,700	Series A, GO, 5.00%, 03/01/2028	3,112
2,600	Series A, GO, 5.00%, 03/01/2029	2,984
2,765	City of Lubbock, GO, 5.00%, 02/15/2026	3,213

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	City of Plano,
2,210	GO, 5.00%, 09/01/2028	2,677
2,055	GO, 5.00%, 09/01/2029	2,475
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.00%, 02/15/2023	4,710
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.00%, 02/15/2025	5,631
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.00%, 09/01/2022	9,276
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2021	2,409
5,000	County of Harris, Road, Series A, GO, 5.00%, 10/01/2022	5,448
	State of Texas, Mobility Fund & Refunding Bonds,
3,500	Series A, GO, 5.00%, 10/01/2022	4,010
11,250	Series A, GO, 5.00%, 10/01/2025	13,334
3,475	State of Texas, Public Finance Authority, Series A, GO, 5.00%, 10/01/2018	3,575

		69,694

	Prerefunded — 1.3%
2,080	City of Beaumont, GO, 5.00%, 03/01/2020 (p)	2,228
4,715	City of Garland, Series A, GO, 5.00%, 02/15/2018 (p)	4,748
2,705	City of Victoria, Utility System, Rev., 5.00%, 12/01/2023 (p)	3,185
2,000	County of Fort Bend, GO, 5.00%, 03/01/2018 (p)	2,017
	Dallas Area Rapid Transit, Senior Lien,
6,195	Rev., 5.00%, 12/01/2018 (p)	6,407
5,000	Series A, Rev., 5.00%, 06/01/2019 (p)	5,249
	Lewisville Independent School District, School Building,
4,000	GO, 5.00%, 02/15/2019 (p)	4,162
335	Longview Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/15/2018 (p)	343
2,195	Longview Independent School District, School Building, Unrefunded Balance, GO, PSF-GTD, 5.00%, 08/15/2018 (p)	2,249
2,290	North Texas Municipal Water District, Rev., 5.00%, 06/01/2018 (p)	2,330
35	North Texas Tollway Authority System, Second Tier, Series F, Rev., 5.75%, 01/01/2018 (p)	35
	North Texas Tollway Authority, Special Projects System,
3,000	Series A, Rev., 5.50%, 09/01/2021 (p)	3,398
1,000	Series A, Rev., 5.50%, 09/01/2021 (p)	1,132
3,000	Series A, Rev., 6.00%, 09/01/2021 (p)	3,452
2,000	State of Texas, Public Finance Authority, Series A, GO, 5.00%, 10/01/2019 (p)	2,118
30	State of Texas, Transportation Commission Mobility, GO, 4.75%, 04/01/2018 (p)	30
	University of Texas,
14,000	Series A, Rev., 5.25%, 08/15/2018 (p)	14,365

		57,448

	Transportation — 1.3%
	Dallas Area Rapid Transit, Senior Lien,
6,825	Series A, Rev., 5.00%, 12/01/2017	6,826
8,950	Series A, Rev., 5.00%, 12/01/2018	9,272
3,000	Series A, Rev., 5.00%, 12/01/2028	3,547
1,500	Series A, Rev., 5.00%, 12/01/2029	1,767
2,500	Series A, Rev., 5.00%, 12/01/2030	2,931
4,250	Series A, Rev., 5.00%, 12/01/2036	4,892
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.00%, 11/01/2035	4,345
7,000	Series E, Rev., AMT, 5.00%, 11/01/2030	7,190
5,000	Series F, Rev., 5.00%, 11/01/2024	5,791
	North Texas Tollway Authority System, First Tier,
700	Series A, Rev., 5.00%, 01/01/2026	795
4,700	Series A, Rev., 5.00%, 01/01/2027	5,469
1,140	Series A, Rev., 5.00%, 01/01/2030	1,333
1,900	Series A, Rev., 5.00%, 01/01/2035	2,207
	North Texas Tollway Authority System, Second Tier,
550	Series B, Rev., 5.00%, 01/01/2026	624
950	Series B, Rev., 5.00%, 01/01/2027	1,121
1,100	Series B, Rev., 5.00%, 01/01/2030	1,277

		59,387

	Utility — 0.4%
	City of Bryan, Electric System,
1,940	Rev., AGM, 4.00%, 07/01/2031	2,082
640	Rev., AGM, 5.00%, 07/01/2029	760
1,000	Rev., AGM, 5.00%, 07/01/2030	1,181
	City of Houston, Combined Utility System, First Lien,
240	Series A, Rev., AGM, 5.00%, 11/15/2019	241

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — continued
	Utility — continued
240	Series A, Rev., AGM, 5.00%, 11/15/2020	240
20	Series C, Rev., 5.00%, 11/15/2018	21
1,535	City of Houston, Utility System, Series B, Rev., 5.00%, 11/15/2036	1,791
6,000	City of San Antonio, Electric & Gas Systems, Rev., 5.00%, 02/01/2026	7,244
3,800	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project, Series A, Rev., 5.00%, 05/15/2028	4,175

		17,735

	Water & Sewer — 0.4%
2,695	City of Austin, Water & Wastewater System, Rev., 5.00%, 11/15/2021	3,019
600	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.00%, 10/01/2029	718
2,000	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.75%, 12/01/2032 (p)	2,801
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.00%, 12/15/2022	3,458
5,115	Rev., 5.00%, 12/15/2025	5,596
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.00%, 03/01/2021	1,892

		17,484

	Total Texas	264,891

	Utah — 0.6%
	Education — 0.1%
	University of Utah,
500	Series A, Rev., 5.00%, 08/01/2024	593
935	Series A, Rev., 5.00%, 08/01/2025	1,125
1,300	Series A, Rev., 5.00%, 08/01/2026	1,556
2,500	Series A, Rev., 5.00%, 08/01/2027	2,980

		6,254

	General Obligation — 0.2%
1,590	Board of Education of Sevier County School District, GO, 5.00%, 06/01/2024	1,841
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.25%, 04/01/2022	1,113
3,950	Series C, GO, 5.00%, 04/01/2020	4,252

		7,206

	Prerefunded — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.00%, 07/01/2019 (p)	9,901

	Water & Sewer — 0.1%
2,000	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.00%, 07/01/2029	2,258
	Utah Water Finance Agency, Loan Financing Program,
400	Series A, Rev., 5.00%, 03/01/2024	470
425	Series A, Rev., 5.00%, 03/01/2025	506
430	Series A, Rev., 5.00%, 03/01/2026	518
800	Series A, Rev., 5.00%, 03/01/2028	968

		4,720

	Total Utah	28,081

	Vermont — 0.0% (g)
	Prerefunded — 0.0% (g)
85	Vermont Municipal Bond Bank, Series 1, Rev., VRDO, AGM, 5.00%, 12/01/2017 (p) (z)	85

	Virginia — 1.8%
	Education — 0.1%
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.25%, 01/01/2026	5,860

	General Obligation — 0.9%
	City of Alexandria,
4,200	Series C, GO, 5.00%, 07/01/2027	5,211
2,915	Series C, GO, 5.00%, 07/01/2028	3,597
5,000	City of Hampton, Public Improvement, Series B, GO, 5.00%, 09/01/2026	6,130
1,000	City of Lynchburg, Public Improvement, GO, 5.00%, 12/01/2022	1,095
10,000	Commonwealth of Virginia, Series D, GO, 5.00%, 06/01/2020	10,505
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.00%, 01/01/2018	3,585
2,160	County of Spotsylvania, Public Improvement, GO, 5.00%, 01/15/2025	2,591
3,930	Loudoun County, Public Improvement, Series A, GO, 5.00%, 12/01/2026	4,739

		37,453

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.00%, 05/01/2023	2,085
	Virginia Beach Development Authority, Public Facility,
1,925	Series A, Rev., 5.00%, 03/01/2025	2,300
5,110	Series B, Rev., 5.00%, 07/15/2024	6,050
2,635	Series B, Rev., 5.00%, 07/15/2025	3,164

		13,599

	Prerefunded — 0.1%
1,555	City of Chesapeake, Water & Sewer, Series D, GO, 5.00%, 12/01/2020 (p)	1,703
3,080	County of Fairfax, Sewer, Rev., 5.00%, 07/15/2019 (p)	3,246

		4,949

	Transportation — 0.1%
	Northern Virginia Transportation Authority,
500	Rev., 5.00%, 06/01/2023	579
400	Rev., 5.00%, 06/01/2024	471
2,035	Rev., 5.00%, 06/01/2033	2,341
2,285	Rev., 5.00%, 06/01/2034	2,619

		6,010

	Water & Sewer — 0.3%
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.25%, 04/01/2025	4,288
7,390	Virginia Resources Authority, Clean Water State Revolving Fund, Rev., 5.50%, 10/01/2022	8,654

		12,942

	Total Virginia	80,813

	Washington — 2.3%
	General Obligation — 1.0%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.00%, 09/01/2021	1,173
14,785	King County School District No. 401, Highline, GO, 5.00%, 12/01/2030	17,676
5,000	State of Washington, Motor Vehicle Fuel Tax, Series R-2015H, GO, 5.00%, 07/01/2030	5,840
	State of Washington, Various Purpose,
30	Series C, GO, 5.00%, 02/01/2028	36
7,010	Series R-2011A, GO, 5.00%, 01/01/2022	7,686
7,260	Series R-2011B, GO, 5.00%, 07/01/2023	7,853
4,465	Series R-2015A, GO, 4.00%, 07/01/2026	4,944

		45,208

	Hospital — 0.1%
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., 4.00%, 10/01/2021 (z)	2,148
2,500	Series B, Rev., 5.00%, 10/01/2021 (z)	2,776

		4,924

	Prerefunded — 0.5%
975	City of Seattle, Municipal Light & Power, Series B, Rev., 5.00%, 02/01/2020 (p)	1,043
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.00%, 08/01/2019 (p)	10,550
5,015	Series C, GO, 5.00%, 02/01/2019 (p)	5,215
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.25%, 08/15/2018 (p)	3,541

		20,349

	Transportation — 0.1%
	Port of Seattle, Intermediate Lien,
4,000	Series B, Rev., 5.00%, 03/01/2032	4,628
1,000	Series B, Rev., 5.00%, 03/01/2034	1,149

		5,777

	Utility — 0.5%
4,025	City of Seattle, Municipal Light & Power, Unrefunded Balance, Series B, Rev., 5.00%, 02/01/2024	4,307
21,835	County of Chelan, Public Utility District No.1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/2022	19,665
20	Grant County Public Utility District No. 2, Electric System, Series A, Rev., 5.00%, 01/01/2019	21

		23,993

	Water & Sewer — 0.1%
	County of King, Sewer,
1,825	Series A, Rev., 5.00%, 01/01/2022	2,047
1,150	Series A, Rev., 5.00%, 01/01/2023	1,318

		3,365

	Total Washington	103,616

	West Virginia — 0.0% (g)
	Education — 0.0% (g)
1,000	West Virginia University, University Projects, Series A, Rev., AMBAC, Zero Coupon, 04/01/2018	996

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.0% (g)
970	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.00%, 11/01/2019	972

	Total West Virginia	1,968

	Wisconsin — 1.0%
	Education — 0.1%
2,500	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.95%, 05/01/2019 (bb)	2,553

	General Obligation — 0.1%
5,000	State of Wisconsin, Series 4, GO, 5.00%, 05/01/2027	5,906

	Prerefunded — 0.8%
	State of Wisconsin,
16,050	Series A, GO, 5.00%, 05/01/2021 (p)	17,822
13,190	Series A, GO, 5.25%, 05/01/2021 (p)	14,755
1,225	State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio, Rev., 5.00%, 06/01/2024 (p)	1,448

		34,025

	Total Wisconsin	42,484

	Total Municipal Bonds (Cost $4,166,394)	4,296,607

SHARES
Short-Term Investment — 2.3%
	Investment Company — 2.3%
99,199	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $99,199)	99,199

	Total Investments — 99.8% (Cost $4,265,593)	4,395,806
	Other Assets in Excess of Liabilities — 0.2%	7,527

	NET ASSETS — 100.0%	$4,403,333

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(932)	03/2018	USD	(115,612)	350

					350

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN		Grant Revenue Anticipation Notes
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICE	—	Intercontinental Exchange
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
USD	—	United States Dollar
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$6,995	$—	$6,995
General Obligation	—	3,504	—	3,504
Other Revenue	—	10,652	—	10,652
Prerefunded	—	3,944	—	3,944
Transportation	—	9,001	—	9,001

Total Alabama	—	34,096	—	34,096

Alaska
Industrial Development Revenue/Pollution Control Revenue	—	9,881	—	9,881
Other Revenue	—	144	—	144
Prerefunded	—	15,997	—	15,997

Total Alaska	—	26,022	—	26,022

Arizona
Certificate of Participation/Lease	—	17,610	—	17,610
Education	—	3,886	—	3,886
General Obligation	—	8,847	—	8,847
Hospital	—	1,099	—	1,099
Industrial Development Revenue/Pollution Control Revenue	—	1,000	—	1,000
Other Revenue	—	1,902	—	1,902
Prerefunded	—	29,090	—	29,090
Transportation	—	6,108	—	6,108
Utility	—	8,035	—	8,035
Water & Sewer	—	8,518	—	8,518

Total Arizona	—	86,095	—	86,095

California
Certificate of Participation/Lease	—	14,267	—	14,267
Education	—	94,130	—	94,130
General Obligation	—	364,598	—	364,598
Hospital	—	28,418	—	28,418
Other Revenue	—	81,266	—	81,266
Prerefunded	—	64,637	—	64,637
Transportation	—	21,325	—	21,325
Utility	—	79,188	—	79,188
Water & Sewer	—	72,959	—	72,959

Total California	—	820,788	—	820,788

Colorado
Certificate of Participation/Lease	—	3,572	—	3,572
General Obligation	—	57,922	—	57,922
Hospital	—	5,247	—	5,247
Prerefunded	—	32,655	—	32,655

Total Colorado	—	99,396	—	99,396

Connecticut
Education	—	5,854	—	5,854

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	$—	$13,779	$—	$13,779
Housing	—	1,324	—	1,324
Industrial Development Revenue/Pollution Control Revenue	—	1,440	—	1,440
Special Tax	—	5,789	—	5,789
Transportation	—	2,254	—	2,254

Total Connecticut	—	30,440	—	30,440

Delaware
General Obligation	—	10,886	—	10,886
Prerefunded	—	5,253	—	5,253
Transportation	—	2,397	—	2,397

Total Delaware	—	18,536	—	18,536

District of Columbia
General Obligation	—	31,370	—	31,370
Other Revenue	—	5,393	—	5,393
Prerefunded	—	15	—	15
Water & Sewer	—	1,755	—	1,755

Total District of Columbia	—	38,533	—	38,533

Florida
General Obligation	—	44,075	—	44,075
Hospital	—	41,208	—	41,208
Housing	—	977	—	977
Other Revenue	—	33,176	—	33,176
Prerefunded	—	155	—	155
Transportation	—	105	—	105
Utility	—	14,609	—	14,609
Water & Sewer	—	558	—	558

Total Florida	—	134,863	—	134,863

Georgia
Education	—	2,287	—	2,287
General Obligation	—	15,014	—	15,014
Prerefunded	—	23,605	—	23,605
Transportation	—	10,483	—	10,483
Utility	—	5,967	—	5,967
Water & Sewer	—	62,020	—	62,020

Total Georgia	—	119,376	—	119,376

Hawaii
General Obligation	—	34,559	—	34,559
Prerefunded	—	8,904	—	8,904
Transportation	—	6,654	—	6,654

Total Hawaii	—	50,117	—	50,117

Idaho
Education	—	328	—	328
Prerefunded	—	12,547	—	12,547
Transportation	—	8,826	—	8,826

Total Idaho	—	21,701	—	21,701

Illinois
Education	—	45,989	—	45,989
General Obligation	—	38,687	—	38,687
Hospital	—	22,257	—	22,257
Other Revenue	—	1,457	—	1,457
Prerefunded	—	1,200	—	1,200

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Transportation	$—	$3,672	$—	$3,672
Utility	—	13,346	—	13,346
Water & Sewer	—	10,253	—	10,253

Total Illinois	—	136,861	—	136,861

Indiana
Education	—	6,049	—	6,049
Other Revenue	—	30,862	—	30,862
Prerefunded	—	5,863	—	5,863
Transportation	—	5,152	—	5,152
Utility	—	2,230	—	2,230
Water & Sewer	—	1,901	—	1,901

Total Indiana	—	52,057	—	52,057

Iowa
General Obligation	—	8,520	—	8,520
Other Revenue	—	12,849	—	12,849
Prerefunded	—	20,389	—	20,389

Total Iowa	—	41,758	—	41,758

Kansas
General Obligation	—	1,204	—	1,204
Other Revenue	—	4,117	—	4,117
Prerefunded	—	746	—	746
Transportation	—	45,340	—	45,340

Total Kansas	—	51,407	—	51,407

Kentucky
Education	—	623	—	623
Hospital	—	3,039	—	3,039
Other Revenue	—	6,756	—	6,756
Prerefunded	—	9,814	—	9,814

Total Kentucky	—	20,232	—	20,232

Louisiana
Education	—	76	—	76
General Obligation	—	2,016	—	2,016
Housing	—	17,882	—	17,882
Industrial Development Revenue/Pollution Control Revenue	—	87,700	—	87,700
Other Revenue	—	27,869	—	27,869
Prerefunded	—	3,437	—	3,437
Utility	—	1,544	—	1,544

Total Louisiana	—	140,524	—	140,524

Maine
Other Revenue	—	3,587	—	3,587
Maryland
Education	—	7,081	—	7,081
General Obligation	—	81,468	—	81,468

Total Maryland	—	88,549	—	88,549

Massachusetts
Education	—	7,663	—	7,663
General Obligation	—	97,207	—	97,207
Other Revenue	—	14,817	—	14,817
Prerefunded	—	64,198	—	64,198
Transportation	—	63,898	—	63,898
Water & Sewer	—	16,584	—	16,584

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Massachusetts	$—	$264,367	$—	$264,367

Michigan
Education	—	15,996	—	15,996
General Obligation	—	21,727	—	21,727
Hospital	—	2,603	—	2,603
Industrial Development Revenue/Pollution Control Revenue	—	1,350	—	1,350
Other Revenue	—	1,021	—	1,021
Prerefunded	—	13,950	—	13,950
Transportation	—	7,795	—	7,795
Utility	—	2,216	—	2,216
Water & Sewer	—	13,947	—	13,947

Total Michigan	—	80,605	—	80,605

Minnesota
Education	—	4,684	—	4,684
General Obligation	—	40,737	—	40,737
Hospital	—	1,024	—	1,024

Total Minnesota	—	46,445	—	46,445

Missouri
General Obligation	—	3,149	—	3,149
Housing	—	196	—	196
Industrial Development Revenue/Pollution Control Revenue	—	5,432	—	5,432
Other Revenue	—	20,000	—	20,000
Prerefunded	—	9,630	—	9,630
Transportation	—	54,620	—	54,620
Water & Sewer	—	16,276	—	16,276

Total Missouri	—	109,303	—	109,303

Montana
Prerefunded	—	3,154	—	3,154
Nebraska
Water & Sewer	—	2,118	—	2,118
Nevada
General Obligation	—	18,199	—	18,199
Water & Sewer	—	1,837	—	1,837

Total Nevada	—	20,036	—	20,036

New Hampshire
General Obligation	—	140	—	140
New Jersey
Education	—	10,224	—	10,224
Other Revenue	—	104	—	104
Prerefunded	—	5,910	—	5,910
Transportation	—	40,162	—	40,162
Water & Sewer	—	4,871	—	4,871

Total New Jersey	—	61,271	—	61,271

New Mexico
Housing	—	1,177	—	1,177
Other Revenue	—	8,708	—	8,708
Transportation	—	12,471	—	12,471

Total New Mexico	—	22,356	—	22,356

New York

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Education	$—	$22,056	$—	$22,056
General Obligation	—	20,163	—	20,163
Housing	—	45,000	—	45,000
Other Revenue	—	313,808	—	313,808
Prerefunded	—	44,604	—	44,604
Special Tax	—	174,072	—	174,072
Transportation	—	79,855	—	79,855
Utility	—	16,946	—	16,946
Water & Sewer	—	115,572	—	115,572

Total New York	—	832,076	—	832,076

North Carolina
General Obligation	—	5,048	—	5,048
Other Revenue	—	13,572	—	13,572
Prerefunded	—	13,373	—	13,373
Transportation	—	1,757	—	1,757

Total North Carolina	—	33,750	—	33,750

Ohio
Education	—	20,145	—	20,145
General Obligation	—	762	—	762
Hospital	—	5,392	—	5,392
Industrial Development Revenue/Pollution Control Revenue	—	31,633	—	31,633
Other Revenue	—	9,874	—	9,874
Prerefunded	—	3,096	—	3,096
Water & Sewer	—	10,261	—	10,261

Total Ohio	—	81,163	—	81,163

Oklahoma
Education	—	1,227	—	1,227
Housing	—	10	—	10
Transportation	—	12,138	—	12,138

Total Oklahoma	—	13,375	—	13,375

Oregon
General Obligation	—	33,915	—	33,915
Other Revenue	—	9,007	—	9,007
Prerefunded	—	6,661	—	6,661
Water & Sewer	—	6,367	—	6,367

Total Oregon	—	55,950	—	55,950

Pennsylvania
Education	—	13,276	—	13,276
General Obligation	—	14,401	—	14,401
Hospital	—	9,065	—	9,065
Prerefunded	—	12,260	—	12,260
Water & Sewer	—	4,557	—	4,557

Total Pennsylvania	—	53,559	—	53,559

Puerto Rico
Other Revenue	—	12,549	—	12,549
Rhode Island
Education	—	30	—	30
General Obligation	—	1,160	—	1,160
Industrial Development Revenue/Pollution Control Revenue	—	2,000	—	2,000

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Rhode Island	$—	$3,190	$—	$3,190

South Carolina
Education	—	2,905	—	2,905
General Obligation	—	20,033	—	20,033
Housing	—	226	—	226
Prerefunded	—	10,888	—	10,888
Utility	—	8,930	—	8,930

Total South Carolina	—	42,982	—	42,982

Tennessee
General Obligation	—	19,139	—	19,139
Utility	—	339	—	339
Water & Sewer	—	1,864	—	1,864

Total Tennessee	—	21,342	—	21,342

Texas
Education	—	43,143	—	43,143
General Obligation	—	69,694	—	69,694
Prerefunded	—	57,448	—	57,448
Transportation	—	59,387	—	59,387
Utility	—	17,735	—	17,735
Water & Sewer	—	17,484	—	17,484

Total Texas	—	264,891	—	264,891

Utah
Education	—	6,254	—	6,254
General Obligation	—	7,206	—	7,206
Prerefunded	—	9,901	—	9,901
Water & Sewer	—	4,720	—	4,720

Total Utah	—	28,081	—	28,081

Vermont
Prerefunded	—	85	—	85
Virginia
Education	—	5,860	—	5,860
General Obligation	—	37,453	—	37,453
Industrial Development Revenue/Pollution Control Revenue	—	13,599	—	13,599
Prerefunded	—	4,949	—	4,949
Transportation	—	6,010	—	6,010
Water & Sewer	—	12,942	—	12,942

Total Virginia	—	80,813	—	80,813

Washington
General Obligation	—	45,208	—	45,208
Hospital	—	4,924	—	4,924
Prerefunded	—	20,349	—	20,349
Transportation	—	5,777	—	5,777
Utility	—	23,993	—	23,993
Water & Sewer	—	3,365	—	3,365

Total Washington	—	103,616	—	103,616

West Virginia
Education	—	996	—	996
Water & Sewer	—	972	—	972

Total West Virginia	—	1,968	—	1,968

Wisconsin
Education	—	—	2,553	2,553

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	$—	$5,906	$—	$5,906
Prerefunded	—	34,025	—	34,025

Total Wisconsin	—	39,931	2,553	42,484

Total Municipal Bonds	—	4,294,054	2,553	4,296,607

Short-Term Investment
Investment Company	99,199	—	—	99,199

Total Investments in Securities	$99,199	$4,294,054	$2,553	$4,395,806

Appreciation in Other Financial Instruments
Futures Contracts	$350	$—	$—	$350

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 71.0%
Asset-Backed Securities — 8.3%
	Ally Auto Receivables Trust,
10,849	Series 2017-2, Class A2, 1.49%, 11/15/2019	10,843
23,286	Series 2017-3, Class A2, 1.53%, 03/16/2020	23,263
25,408	Series 2017-5, Class A2, 1.81%, 06/15/2020	25,391
23,306	American Express Credit Account Master Trust, Series 2017-8, Class A, 1.37%, 05/16/2022 (z)	23,315
	AmeriCredit Automobile Receivables Trust,
2,363	Series 2016-2, Class A2A, 1.42%, 10/08/2019	2,363
12,217	Series 2016-4, Class A2A, 1.34%, 04/08/2020	12,203
10,395	Series 2017-3, Class A2A, 1.69%, 12/18/2020	10,387
35,698	Series 2017-4, Class A2A, 1.83%, 05/18/2021	35,681
	BMW Vehicle Lease Trust,
15,247	Series 2016-2, Class A2, 1.23%, 01/22/2019	15,232
10,241	Series 2017-2, Class A2A, 1.80%, 02/20/2020	10,227
8,955	BMW Vehicle Owner Trust, Series 2016-A, Class A2A, 0.99%, 05/25/2019	8,945
	Capital Auto Receivables Asset Trust,
12,184	Series 2015-3, Class A3, 1.94%, 01/21/2020	12,195
1,800	Series 2015-4, Class A2, 1.62%, 03/20/2019	1,800
47	Series 2016-2, Class A2A, 1.32%, 01/20/2019	47
5,744	Series 2016-2, Class A3, 1.46%, 06/22/2020	5,732
22,197	Series 2017-1, Class A2, 1.76%, 06/22/2020 (e)	22,174
25,000	Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1, 1.39%, 01/15/2021	24,992
	CarMax Auto Owner Trust,
28,029	Series 2015-2, Class A3, 1.37%, 03/16/2020	27,985
797	Series 2016-1, Class A2A, 1.30%, 04/15/2019	797
13,163	Series 2016-3, Class A2, 1.17%, 08/15/2019	13,149
23,209	Series 2016-4, Class A2, 1.21%, 11/15/2019	23,170
14,201	Series 2017-1, Class A2, 1.54%, 02/18/2020	14,192
44,614	Series 2017-2, Class A2, 1.63%, 06/15/2020	44,584
6,018	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 1.36%, 01/15/2020 (e)	6,013
	CNH Equipment Trust,
14,893	Series 2016-C, Class A2, 1.26%, 02/18/2020	14,871
30,164	Series 2017-A, Class A2, 1.64%, 07/15/2020	30,149
	Dell Equipment Finance Trust,
8,520	Series 2017-1, Class A2, 1.86%, 06/24/2019 (e)	8,519
12,010	Series 2017-2, Class A2A, 1.97%, 02/24/2020 (e)	11,996
8,528	Drive Auto Receivables Trust, Series 2017-1, Class A2B, 1.59%, 05/15/2019 (z)	8,530
10,714	First National Master Note Trust, Series 2017-1, Class A, 1.65%, 04/18/2022 (z)	10,733
38,375	Ford Credit Auto Lease Trust, Series 2017-B, Class A2A, 1.80%, 06/15/2020	38,312
	Ford Credit Auto Owner Trust,
2,555	Series 2014-C, Class A3, 1.06%, 05/15/2019	2,553
3,263	Series 2016-B, Class A2A, 1.08%, 03/15/2019	3,261
14,590	Series 2016-C, Class A2A, 1.04%, 09/15/2019	14,563
35,000	Series 2017-C, Class A2A, 1.80%, 09/15/2020	34,971
	Honda Auto Receivables Owner Trust,
1,162	Series 2015-1, Class A3, 1.05%, 10/15/2018	1,162
4,447	Series 2016-3, Class A2, 1.01%, 10/18/2018	4,445
47,174	Series 2017-4, Class A2, 1.80%, 01/21/2020	47,166
	Hyundai Auto Lease Securitization Trust,
1,756	Series 2016-B, Class A2A, 1.24%, 11/15/2018 (e)	1,756
21,109	Series 2017-A, Class A2A, 1.56%, 07/15/2019 (e)	21,082

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Asset-Backed Securities — continued
31,645	Series 2017-C, Class A2A, 1.89%, 03/16/2020 (e)	31,601
2,769	Hyundai Auto Receivables Trust, Series 2016-A, Class A2A, 1.21%, 06/17/2019	2,767
6,787	John Deere Owner Trust, Series 2016-B, Class A2, 1.09%, 02/15/2019	6,783
6,959	Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A2, 1.15%, 01/15/2019	6,954
2,813	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A2A, 1.11%, 03/15/2019	2,812
1,156	Nissan Auto Lease Trust, Series 2016-A, Class A2A, 1.22%, 08/15/2018	1,156
	Nissan Auto Receivables Owner Trust,
1,171	Series 2016-A, Class A2A, 1.06%, 02/15/2019	1,171
3,173	Series 2016-C, Class A2A, 1.07%, 05/15/2019	3,170
	Santander Drive Auto Receivables Trust,
3,779	Series 2016-3, Class A2, 1.34%, 11/15/2019	3,777
19,615	Series 2017-2, Class A2, 1.60%, 03/16/2020	19,606
23,257	Series 2017-3, Class A2, 1.67%, 06/15/2020	23,225
	Toyota Auto Receivables Owner Trust,
2,479	Series 2015-B, Class A3, 1.27%, 05/15/2019	2,477
1,102	Series 2016-C, Class A2A, 1.00%, 01/15/2019	1,102
26,882	Series 2017-A, Class A2A, 1.42%, 09/16/2019	26,857
11,853	Volvo Financial Equipment LLC Series, Series 2017-1A, Class A2, 1.55%, 10/15/2019 (e)	11,838

	Total Asset-Backed Securities (Cost $774,747)	774,045

Certificates of Deposit — 10.3%
	Bank of Montreal, (Canada),
9,000	(ICE LIBOR USD 3 Month + 0.19%), 1.55%, 04/24/2019 (aa)	9,011
50,000	(ICE LIBOR USD 3 Month + 0.32%), 1.67%, 07/18/2019 (aa)	49,992
	Bank of Nova Scotia (The), (Canada),
41,600	(ICE LIBOR USD 3 Month + 0.21%), 1.69%, 02/28/2019 (aa)	41,590
21,510	(ICE LIBOR USD 3 Month + 0.38%), 1.85%, 02/28/2019 (aa)	21,523
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
15,360	(ICE LIBOR USD 3 Month + 0.45%), 1.77%, 09/09/2019 (aa)	15,357
32,641	(ICE LIBOR USD 3 Month + 0.43%), 1.79%, 07/15/2019 (aa)	32,651
44,620	(ICE LIBOR USD 3 Month + 0.65%), 2.10%, 02/22/2019 (aa)	44,754
	Canadian Imperial Bank of Commerce, (Canada),
56,700	(ICE LIBOR USD 3 Month + 0.23%), 1.62%, 02/07/2019 (aa)	56,707
43,300	(ICE LIBOR USD 3 Month + 0.20%), 1.75%, 05/01/2019 (aa)	43,267
34,680	(ICE LIBOR USD 3 Month + 0.33%), 1.81%, 05/29/2019 (aa)	34,700
36,710	Cooperatieve Rabobank UA, (Netherlands), 1.78%, 04/03/2019	36,766
91,339	Credit Agricole Corporate and Investment Bank, (France), (ICE LIBOR USD 3 Month + 0.47%), 1.79%, 06/03/2019 (aa)	91,326
43,350	Credit Suisse AG, 1.75%, 03/12/2019	43,307
37,450	Mizuho Bank Ltd., (Japan), (ICE LIBOR USD 3 Month + 0.40%), 1.75%, 01/10/2019 (aa)	37,462
46,382	National Bank of Canada, (Canada), (ICE LIBOR USD 3 Month + 0.22%), 1.63%, 02/14/2019 (aa)	46,371
43,565	Nordea Bank AB, (Sweden), (ICE LIBOR USD 3 Month + 0.43%), 1.80%, 01/25/2019 (aa)	43,604
	Sumitomo Mitsui Banking Corp., (Japan),
53,036	(ICE LIBOR USD 3 Month + 0.37%), 1.73%, 07/11/2019 (aa)	53,053
26,550	(ICE LIBOR USD 3 Month + 0.38%), 1.76%, 08/02/2019 (aa)	26,563
37,500	(ICE LIBOR USD 3 Month + 0.45%), 1.77%, 09/05/2019 (aa)	37,487
	Sumitomo Mitsui Trust Bank Ltd., (Japan),
60,200	(ICE LIBOR USD 3 Month + 0.39%), 1.71%, 12/07/2018 (aa)	60,211
25,170	(ICE LIBOR USD 3 Month + 0.37%), 1.72%, 01/17/2019 (aa)	25,175
13,500	(ICE LIBOR USD 3 Month + 0.38%), 1.74%, 01/22/2019 (aa)	13,504

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Certificates of Deposit — continued
	Svenska Handelsbanken AB, (Sweden),
49,119	(ICE LIBOR USD 3 Month + 0.21%), 1.54%, 01/03/2019 (aa)	49,114
40,780	(ICE LIBOR USD 3 Month + 0.40%), 1.81%, 02/12/2019 (aa)	40,804

	Total Certificates of Deposit (Cost $954,065)	954,299

Corporate Bonds — 49.8%
	Consumer Discretionary — 2.4%
	Automobiles — 1.8%
	Daimler Finance North America LLC, (Germany),
800	1.50%, 07/05/2019 (e)	790
11,480	(ICE LIBOR USD 3 Month + 0.25%), 1.64%, 11/05/2018 (e) (aa)	11,488
7,400	1.65%, 03/02/2018 (e)	7,397
1,794	1.65%, 05/18/2018 (e)	1,793
22,831	(ICE LIBOR USD 3 Month + 0.62%), 2.00%, 10/30/2019 (e) (aa)	22,959
1,700	2.00%, 08/03/2018 (e)	1,701
988	2.25%, 07/31/2019 (e)	988
16,086	2.38%, 08/01/2018 (e)	16,136
12,860	General Motors Co., 3.50%, 10/02/2018	13,009
625	Hyundai Capital America, 2.00%, 03/19/2018 (e)	625
	Nissan Motor Acceptance Corp.,
14,471	1.50%, 03/02/2018 (e)	14,466
15,825	(ICE LIBOR USD 3 Month + 0.39%), 1.72%, 09/28/2020 (e) (aa)	15,848
4,616	1.80%, 03/15/2018 (e)	4,620
8,467	2.00%, 03/08/2019 (e)	8,444
5,145	(ICE LIBOR USD 3 Month + 0.80%), 2.15%, 04/06/2018 (e) (aa)	5,157
26,453	2.35%, 03/04/2019 (e)	26,501
12,045	2.65%, 09/26/2018 (e)	12,104

		164,026

	Media — 0.6%
25,931	Comcast Corp., 5.70%, 05/15/2018	26,387
29,874	NBCUniversal Enterprise, Inc., 1.66%, 04/15/2018 (e)	29,868
3,670	Omnicom Group, Inc., 6.25%, 07/15/2019	3,892

		60,147

	Total Consumer Discretionary	224,173

	Consumer Staples — 1.9%
	Beverages — 1.1%
83,791	Anheuser-Busch InBev Finance, Inc., (Belgium), 1.90%, 02/01/2019	83,628
	Anheuser-Busch InBev Worldwide, Inc., (Belgium),
762	(ICE LIBOR USD 3 Month + 0.69%), 2.07%, 08/01/2018 (aa)	765
12,331	2.20%, 08/01/2018	12,363
5,000	PepsiCo, Inc., (ICE LIBOR USD 3 Month + 0.59%), 2.04%, 02/22/2019 (aa)	5,034

		101,790

	Food & Staples Retailing — 0.3%
	Kroger Co. (The),
1,971	2.00%, 01/15/2019	1,967
7,375	2.30%, 01/15/2019	7,388
16,968	Wesfarmers Ltd., (Australia), 1.87%, 03/20/2018 (e)	16,979

		26,334

	Food Products — 0.1%
9,800	Tyson Foods, Inc., (ICE LIBOR USD 3 Month + 0.45%), 1.93%, 05/30/2019 (aa)	9,815

	Household Products — 0.3%
21,520	Church & Dwight Co., Inc., (ICE LIBOR USD 3 Month + 0.15%), 1.52%, 01/25/2019 (aa)	21,522
7,548	Reckitt Benckiser Treasury Services plc, (United Kingdom), 2.13%, 09/21/2018 (e)	7,565

		29,087

	Tobacco — 0.1%
1,938	BAT International Finance plc, (United Kingdom), 1.85%, 06/15/2018 (e)	1,937
6,172	Japan Tobacco, Inc., (Japan), 2.10%, 07/23/2018 (e)	6,184
	Reynolds American, Inc., (United Kingdom),
3,512	2.30%, 06/12/2018	3,519
1,000	8.13%, 06/23/2019	1,087

		12,727

	Total Consumer Staples	179,753

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Energy — 1.7%
	Energy Equipment & Services — 0.2%
6,740	Halliburton Co., 2.00%, 08/01/2018	6,746
	Schlumberger Holdings Corp.,
5,700	1.90%, 12/21/2017 (e)	5,701
9,750	2.35%, 12/21/2018 (e)	9,789

		22,236

	Oil, Gas & Consumable Fuels — 1.5%
3,538	Apache Corp., 6.90%, 09/15/2018	3,668
	BP Capital Markets plc, (United Kingdom),
2,720	(ICE LIBOR USD 3 Month + 0.35%), 1.76%, 08/14/2018 (aa)	2,725
11,144	1.77%, 09/19/2019	11,078
	Canadian Natural Resources Ltd., (Canada),
12,742	1.75%, 01/15/2018	12,737
20,261	5.90%, 02/01/2018	20,390
15,655	Chevron Corp., 1.69%, 02/28/2019	15,619
2,100	Columbia Pipeline Group, Inc., 2.45%, 06/01/2018	2,104
	Enterprise Products Operating LLC,
32,490	1.65%, 05/07/2018	32,456
550	6.65%, 04/15/2018	559
1,415	Marathon Petroleum Corp., 2.70%, 12/14/2018	1,423
15,588	Petro-Canada, (Canada), 6.05%, 05/15/2018	15,861
16,540	Phillips 66, (ICE LIBOR USD 3 Month + 0.65%), 2.01%, 04/15/2019 (e) (aa)	16,558
	TransCanada PipeLines Ltd., (Canada),
2,466	3.13%, 01/15/2019	2,492
2,766	7.13%, 01/15/2019	2,915

		140,585

	Total Energy	162,821

	Financials — 36.1%
	Banks — 18.0%
	ABN AMRO Bank NV, (Netherlands),
8,225	1.80%, 06/04/2018 (e)	8,215
64,716	(ICE LIBOR USD 3 Month + 0.64%), 1.99%, 01/18/2019 (e) (aa)	65,033
10,684	2.10%, 01/18/2019 (e)	10,682
41,446	2.50%, 10/30/2018 (e)	41,633
3,500	ANZ New Zealand Int’l Ltd., (New Zealand), 2.25%, 02/01/2019 (e)	3,506
	Australia & New Zealand Banking Group Ltd., (Australia),
20,451	(ICE LIBOR USD 3 Month + 0.32%), 1.72%, 11/09/2020 (e) (aa)	20,444
4,920	2.05%, 09/23/2019	4,903
29,560	2.25%, 06/13/2019	29,591
	Bank of America Corp.,
8,700	5.65%, 05/01/2018	8,834
2,122	6.88%, 04/25/2018	2,163
22,716	Series L, 2.60%, 01/15/2019	22,841
	Bank of Montreal, (Canada),
1,935	1.35%, 08/28/2018	1,928
27,700	(ICE LIBOR USD 3 Month + 0.25%), 1.57%, 09/11/2019 (aa)	27,705
5,950	2.38%, 01/25/2019	5,970
	Bank of Nova Scotia (The), (Canada),
6,520	1.65%, 06/14/2019	6,477
960	1.95%, 01/15/2019	959
17,284	(ICE LIBOR USD 3 Month + 0.83%), 2.19%, 01/15/2019 (aa)	17,410
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
2,850	1.65%, 02/26/2018 (e)	2,850
6,061	1.70%, 03/05/2018 (e)	6,062
8,000	(ICE LIBOR USD 3 Month + 0.55%), 1.87%, 03/05/2018 (e) (aa)	8,009
5,290	2.15%, 09/14/2018 (e)	5,299
2,390	2.70%, 09/09/2018 (e)	2,404
	Banque Federative du Credit Mutuel SA, (France),
9,824	(ICE LIBOR USD 3 Month + 0.49%), 1.85%, 07/20/2020 (e) (aa)	9,857
79,800	1.90%, 03/28/2019 (e)	79,504
25,664	2.00%, 04/12/2019 (e)	25,586
6,508	2.50%, 10/29/2018 (e)	6,537
4,232	2.75%, 01/22/2019 (e)	4,266
5,176	Barclays Bank plc, (United Kingdom), 2.50%, 02/20/2019	5,195
	BB&T Corp.,
238	(ICE LIBOR USD 3 Month + 0.66%), 2.04%, 02/01/2019 (aa)	239

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Banks — continued
12,574	(ICE LIBOR USD 3 Month + 0.86%), 2.18%, 06/15/2018 (aa)	12,620
	BNP Paribas SA, (France),
30,524	2.40%, 12/12/2018	30,663
5,849	2.70%, 08/20/2018	5,882
	BNZ International Funding Ltd., (New Zealand),
550	1.90%, 02/26/2018 (e)	550
17,369	(ICE LIBOR USD 3 Month + 0.70%), 2.14%, 02/21/2020 (e) (aa)	17,471
2,700	Branch Banking & Trust Co., 2.30%, 10/15/2018	2,709
	Capital One Bank USA NA,
8,639	2.15%, 11/21/2018	8,650
3,400	2.25%, 02/13/2019	3,400
	Capital One NA,
550	1.50%, 03/22/2018	550
31,545	1.65%, 02/05/2018	31,531
5,000	(ICE LIBOR USD 3 Month + 0.68%), 2.07%, 02/05/2018 (aa)	5,002
15,645	2.35%, 08/17/2018	15,679
	Citigroup, Inc.,
1,252	1.70%, 04/27/2018	1,251
600	1.75%, 05/01/2018	600
1,000	1.80%, 02/05/2018	1,000
250	2.15%, 07/30/2018	250
2,196	2.50%, 09/26/2018	2,205
	Citizens Bank NA,
26,003	1.60%, 12/04/2017	26,003
30,024	2.30%, 12/03/2018	30,087
30,810	2.50%, 03/14/2019	30,910
	Commonwealth Bank of Australia, (Australia),
715	1.38%, 09/06/2018 (e)	713
750	1.75%, 11/02/2018	749
20,000	(ICE LIBOR USD 3 Month + 0.45%), 1.77%, 03/10/2020 (e) (aa)	20,059
17,862	(ICE LIBOR USD 3 Month + 0.64%), 2.03%, 11/07/2019 (e) (aa)	17,994
1,190	(ICE LIBOR USD 3 Month + 1.06%), 2.38%, 03/15/2019 (e) (aa)	1,203
1,660	2.50%, 09/20/2018	1,668
	Credit Agricole SA, (France),
2,910	2.13%, 04/17/2018 (e)	2,914
7,500	2.50%, 04/15/2019 (e)	7,534
14,156	2.63%, 10/03/2018 (e)	14,231
11,584	DNB Bank ASA, (Norway), (ICE LIBOR USD 3 Month + 0.37%), 1.71%, 10/02/2020 (e) (aa)	11,592
2,878	Fifth Third Bancorp, 2.30%, 03/01/2019	2,883
	Fifth Third Bank,
30,500	2.15%, 08/20/2018	30,566
17,047	2.30%, 03/15/2019	17,093
8,756	2.38%, 04/25/2019	8,780
52,748	HSBC Bank plc, (United Kingdom), 1.50%, 05/15/2018 (e)	52,685
15,164	Huntington Bancshares, Inc., 2.60%, 08/02/2018	15,222
	Huntington National Bank (The),
2,560	1.70%, 02/26/2018	2,560
13,943	2.00%, 06/30/2018	13,958
34,356	2.20%, 11/06/2018	34,406
5,550	KeyBank NA, 1.70%, 06/01/2018	5,547
6,521	KeyCorp, 2.30%, 12/13/2018	6,527
	Lloyds Bank plc, (United Kingdom),
790	1.75%, 03/16/2018	790
10,650	1.75%, 05/14/2018	10,653
1,600	2.00%, 08/17/2018	1,602
2,500	2.05%, 01/22/2019	2,498
570	Manufacturers & Traders Trust Co., 1.45%, 03/07/2018	570
	Mizuho Bank Ltd., (Japan),
1,000	1.80%, 03/26/2018 (e)	1,000
3,884	2.15%, 10/20/2018 (e)	3,886
3,629	2.45%, 04/16/2019 (e)	3,640
19,476	MUFG Americas Holdings Corp., 1.63%, 02/09/2018	19,476
	National Australia Bank Ltd., (Australia),
42,000	(ICE LIBOR USD 3 Month + 0.24%), 1.72%, 08/29/2019 (e) (aa)	41,985
8,100	(ICE LIBOR USD 3 Month + 0.42%), 1.77%, 04/17/2019 (e) (aa)	8,119
13,470	1.88%, 07/23/2018	13,487
37,112	2.00%, 01/14/2019	37,096

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Banks — continued
10	(ICE LIBOR USD 3 Month + 0.64%), 2.00%, 07/23/2018 (e) (aa)	10
19,673	2.30%, 07/25/2018	19,735
71,915	National Bank of Canada, (Canada), 2.10%, 12/14/2018	71,931
40,000	Natixis SA, (France), 1.80%, 11/13/2018	39,982
	Nordea Bank AB, (Sweden),
58,487	1.63%, 05/15/2018 (e)	58,476
2,595	1.88%, 09/17/2018 (e)	2,594
7,623	(ICE LIBOR USD 3 Month + 0.47%), 1.95%, 05/29/2020 (e) (aa)	7,663
18,199	2.38%, 04/04/2019 (e)	18,252
	PNC Bank NA,
5,525	1.70%, 12/07/2018	5,510
1,550	(ICE LIBOR USD 3 Month + 0.42%), 1.74%, 06/01/2018 (aa)	1,552
	Royal Bank of Canada, (Canada),
17,878	1.63%, 04/15/2019	17,787
47,220	(ICE LIBOR USD 3 Month + 0.24%), 1.72%, 08/29/2019 (aa)	47,267
24,665	(ICE LIBOR USD 3 Month + 0.54%), 1.92%, 07/30/2018 (aa)	24,735
	Santander UK plc, (United Kingdom),
6,799	2.35%, 09/10/2019	6,812
2,080	2.50%, 03/14/2019	2,089
20,721	3.05%, 08/23/2018	20,885
13,495	Skandinaviska Enskilda Banken AB, (Sweden), 2.38%, 11/20/2018 (e)	13,535
60,474	Societe Generale SA, (France), 2.63%, 10/01/2018	60,796
	Standard Chartered plc, (United Kingdom),
11,490	1.70%, 04/17/2018 (e)	11,477
14,550	2.40%, 09/08/2019 (e)	14,535
	Sumitomo Mitsui Banking Corp., (Japan),
1,255	1.97%, 01/11/2019	1,252
18,920	2.05%, 01/18/2019	18,900
1,750	2.50%, 07/19/2018	1,757
	Sumitomo Mitsui Trust Bank Ltd., (Japan),
9,200	1.95%, 09/19/2019 (e)	9,145
6,593	2.05%, 03/06/2019 (e)	6,580
15,689	SunTrust Banks, Inc., 2.35%, 11/01/2018	15,738
53,824	Svenska Handelsbanken AB, (Sweden), 2.50%, 01/25/2019	54,103
3,230	Swedbank AB, (Sweden), 2.38%, 02/27/2019 (e)	3,238
	Toronto-Dominion Bank (The), (Canada),
22,000	(ICE LIBOR USD 3 Month + 0.84%), 2.20%, 01/22/2019 (aa)	22,175
14,326	2.63%, 09/10/2018	14,414
	Westpac Banking Corp., (Australia),
265	1.65%, 05/13/2019	263
3,289	(ICE LIBOR USD 3 Month + 0.43%), 1.89%, 05/25/2018 (aa)	3,294
1,100	1.95%, 11/23/2018	1,100
3,000	2.25%, 07/30/2018	3,010
1,010	2.25%, 01/17/2019	1,013

		1,676,406

	Capital Markets — 4.9%
	Bank of New York Mellon Corp. (The),
1,503	1.60%, 05/22/2018	1,502
4,000	(ICE LIBOR USD 3 Month + 0.48%), 1.80%, 09/11/2019 (aa)	4,030
1,972	2.10%, 08/01/2018	1,976
9,715	Charles Schwab Corp. (The), 1.50%, 03/10/2018	9,710
	Credit Suisse AG, (Switzerland),
19,855	1.70%, 04/27/2018	19,851
5,450	2.30%, 05/28/2019	5,462
	Goldman Sachs Group, Inc. (The),
13,491	1.95%, 07/23/2019	13,420
26,705	(ICE LIBOR USD 3 Month + 0.80%), 2.12%, 12/13/2019 (aa)	26,923
36,627	2.63%, 01/31/2019	36,855
10,925	2.90%, 07/19/2018	10,992
962	6.15%, 04/01/2018	975
4,000	Series 1, (ICE LIBOR USD 3 Month + 1.20%), 2.58%, 04/30/2018 (aa)	4,016
	ING Bank NV, (Netherlands),
5,100	2.00%, 11/26/2018 (e)	5,099
12,780	2.05%, 08/17/2018 (e)	12,787
1,300	2.30%, 03/22/2019 (e)	1,302
19,154	Intercontinental Exchange, Inc., 2.50%, 10/15/2018	19,256

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Capital Markets — continued
	Macquarie Bank Ltd., (Australia),
31,400	(ICE LIBOR USD 3 Month + 0.35%), 1.67%, 03/15/2019 (e) (aa)	31,395
1,782	(ICE LIBOR USD 3 Month + 0.35%), 1.69%, 04/04/2019 (e) (aa)	1,783
62,877	1.87%, 02/28/2019 (e)	62,612
8,623	2.60%, 06/24/2019 (e)	8,656
1,740	Macquarie Group Ltd., (Australia), 3.00%, 12/03/2018 (e)	1,755
21,691	Moody’s Corp., (ICE LIBOR USD 3 Month + 0.35%), 1.67%, 09/04/2018 (aa)	21,716
	Morgan Stanley,
11,900	2.38%, 07/23/2019	11,918
46,383	2.45%, 02/01/2019	46,531
11,516	2.50%, 01/24/2019	11,562
16,107	Series 3NC2, (ICE LIBOR USD 3 Month + 0.80%), 2.21%, 02/14/2020 (aa)	16,181
1,695	State Street Corp., 1.35%, 05/15/2018	1,692
	UBS AG, (Switzerland),
53,500	(ICE LIBOR USD 3 Month + 0.32%), 1.64%, 12/07/2018 (e) (aa)	53,587
5,277	2.38%, 08/14/2019	5,292
10,081	USAA Capital Corp., (ICE LIBOR USD 3 Month + 0.23%), 1.61%, 02/01/2019 (e) (aa)	10,088

		458,924

	Consumer Finance — 3.3%
1,000	American Express Co., 1.55%, 05/22/2018	999
	American Express Credit Corp.,
13,012	(ICE LIBOR USD 3 Month + 0.33%), 1.71%, 05/03/2019 (aa)	13,045
11,325	(ICE LIBOR USD 3 Month + 0.43%), 1.75%, 03/03/2020 (aa)	11,360
23,689	1.88%, 11/05/2018	23,683
29,827	1.88%, 05/03/2019	29,726
14,666	2.13%, 03/18/2019	14,671
31,974	American Honda Finance Corp., (ICE LIBOR USD 3 Month + 0.15%), 1.51%, 01/22/2019 (aa)	31,992
	Capital One Financial Corp.,
24,892	(ICE LIBOR USD 3 Month + 0.76%), 2.17%, 05/12/2020 (aa)	25,056
1,785	2.45%, 04/24/2019	1,790
	Caterpillar Financial Services Corp.,
13,316	(ICE LIBOR USD 3 Month + 0.45%), 1.78%, 12/21/2018 (aa)	13,363
33,384	(ICE LIBOR USD 3 Month + 0.51%), 1.86%, 01/10/2020 (aa)	33,628
15,250	Ford Motor Credit Co. LLC, 5.00%, 05/15/2018	15,460
	General Motors Financial Co., Inc.,
16,171	2.40%, 04/10/2018	16,214
3,247	3.25%, 05/15/2018	3,267
11,770	6.75%, 06/01/2018	12,046
	HSBC USA, Inc.,
16,410	2.00%, 08/07/2018	16,424
2,400	(ICE LIBOR USD 3 Month + 0.88%), 2.21%, 09/24/2018 (aa)	2,414
5,852	2.25%, 06/23/2019	5,855
16,034	2.63%, 09/24/2018	16,124
	John Deere Capital Corp.,
1,240	1.60%, 07/13/2018	1,239
6,894	1.95%, 12/13/2018	6,904
	Toyota Motor Credit Corp.,
10,127	(ICE LIBOR USD 3 Month + 0.15%), 1.48%, 12/24/2018 (aa)	10,135
130	(ICE LIBOR USD 3 Month + 0.39%), 1.74%, 01/17/2019 (aa)	130

		305,525

	Diversified Financial Services — 3.0%
	AIG Global Funding,
12,873	1.65%, 12/15/2017 (e)	12,873
24,268	(ICE LIBOR USD 3 Month + 0.48%), 1.82%, 07/02/2020 (e) (aa)	24,323
1,379	Berkshire Hathaway, Inc., 1.55%, 02/09/2018	1,379
14,974	Federation des Caisses Desjardins du Quebec, (Canada), (ICE LIBOR USD 3 Month + 0.33%), 1.71%, 10/30/2020 (e) (aa)	14,965
	National Rural Utilities Cooperative Finance Corp.,
87,719	(ICE LIBOR USD 3 Month + 0.20%), 1.54%, 04/05/2019 (aa)	87,803
8,623	10.38%, 11/01/2018	9,269
	Protective Life Global Funding,
6,675	1.72%, 04/15/2019 (e)	6,647

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Diversified Financial Services — continued
67,630	(ICE LIBOR USD 3 Month + 0.42%), 1.78%, 03/29/2019 (e) (aa)	67,726
22,450	(ICE LIBOR USD 3 Month + 0.55%), 1.87%, 06/08/2018 (e) (aa)	22,502
33,298	Siemens Financieringsmaatschappij NV, (Germany), 1.45%, 05/25/2018 (e)	33,241

		280,728

	Insurance — 6.7%
4,941	Athene Global Funding, 2.88%, 10/23/2018 (e)	4,973
	Berkshire Hathaway Finance Corp.,
28,500	(ICE LIBOR USD 3 Month + 0.25%), 1.61%, 01/11/2019 (aa)	28,574
14,796	(ICE LIBOR USD 3 Month + 0.69%), 2.01%, 03/15/2019 (aa)	14,916
30,623	Chubb Corp. (The), 5.75%, 05/15/2018	31,159
11,969	Chubb INA Holdings, Inc., 5.80%, 03/15/2018	12,102
5,000	E.ON International Finance BV, (Germany), 5.80%, 04/30/2018 (e)	5,077
	Jackson National Life Global Funding,
47,298	(ICE LIBOR USD 3 Month + 0.25%), 1.58%, 12/27/2018 (e) (aa)	47,364
37,000	(ICE LIBOR USD 3 Month + 0.38%), 1.79%, 02/13/2019 (e) (aa)	37,064
200	1.88%, 10/15/2018 (e)	200
250	MassMutual Global Funding II, 5.25%, 07/31/2018 (e)	255
39,815	MetLife, Inc., 7.72%, 02/15/2019	42,497
	Metropolitan Life Global Funding I,
26,586	1.35%, 09/14/2018 (e)	26,488
1,800	(ICE LIBOR USD 3 Month + 0.22%), 1.54%, 09/19/2019 (e) (aa)	1,801
8,000	(ICE LIBOR USD 3 Month + 0.34%), 1.66%, 09/14/2018 (e) (aa)	8,019
11,623	(ICE LIBOR USD 3 Month + 0.40%), 1.71%, 06/12/2020 (e) (aa)	11,667
4,400	1.75%, 12/19/2018 (e)	4,393
2,800	1.75%, 09/19/2019 (e)	2,774
26,535	(ICE LIBOR USD 3 Month + 0.43%), 1.75%, 12/19/2018 (e) (aa)	26,635
7,516	1.88%, 06/22/2018 (e)	7,518
9,817	1.95%, 12/03/2018 (e)	9,816
19,850	2.30%, 04/10/2019 (e)	19,887
3,534	3.65%, 06/14/2018 (e)	3,567
	New York Life Global Funding,
97,750	(ICE LIBOR USD 3 Month + 0.12%), 1.48%, 04/12/2019 (e) (aa)	97,789
24,550	2.10%, 01/02/2019 (e)	24,609
810	2.15%, 06/18/2019 (e)	810
	Pricoa Global Funding I,
11,331	1.60%, 05/29/2018 (e)	11,326
11,800	(ICE LIBOR USD 3 Month + 0.50%), 1.83%, 06/27/2018 (e) (aa)	11,827
1,450	1.90%, 09/21/2018 (e)	1,450
3,602	2.20%, 05/16/2019 (e)	3,608
	Principal Life Global Funding II,
9,863	1.50%, 04/18/2019 (e)	9,786
96,500	(ICE LIBOR USD 3 Month + 0.30%), 1.75%, 02/22/2019 (e) (aa)	96,628
	Prudential Financial, Inc.,
10,170	(ICE LIBOR USD 3 Month + 0.78%), 2.20%, 08/15/2018 (aa)	10,217
9,897	2.30%, 08/15/2018	9,930

		624,726

	Thrifts & Mortgage Finance — 0.2%
13,250	BPCE SA, (France), 2.50%, 12/10/2018	13,308

	Total Financials	3,359,617

	Health Care — 1.2%
	Biotechnology — 0.9%
45,481	AbbVie, Inc., 1.80%, 05/14/2018	45,477
	Amgen, Inc.,
9,646	(ICE LIBOR USD 3 Month + 0.32%), 1.73%, 05/10/2019 (aa)	9,671
2,594	6.15%, 06/01/2018	2,648
21,165	Gilead Sciences, Inc., (ICE LIBOR USD 3 Month + 0.22%), 1.55%, 03/20/2019 (aa)	21,202

		78,998

	Health Care Equipment & Supplies — 0.1%
3,426	CR Bard, Inc., 1.38%, 01/15/2018	3,424

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
3,077	Danaher Corp., 1.65%, 09/15/2018	3,073

		6,497

	Health Care Providers & Services — 0.2%
	Cardinal Health, Inc.,
5,078	1.95%, 06/15/2018	5,078
5,100	1.95%, 06/14/2019	5,073
8,374	Medco Health Solutions, Inc., 7.13%, 03/15/2018	8,496
4,140	UnitedHealth Group, Inc., 6.00%, 02/15/2018	4,175

		22,822

	Total Health Care	108,317

	Industrials — 0.6%
	Aerospace & Defense — 0.1%
8,326	Lockheed Martin Corp., 1.85%, 11/23/2018	8,314
1,000	Northrop Grumman Corp., 1.75%, 06/01/2018	999

		9,313

	Industrial Conglomerates — 0.1%
3,540	Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/2018	3,660

	Machinery — 0.2%
	Stanley Black & Decker, Inc.,
8,323	1.62%, 11/17/2018	8,292
6,500	2.45%, 11/17/2018	6,529

		14,821

	Road & Rail — 0.0% (g)
2,559	Union Pacific Corp., 5.70%, 08/15/2018	2,626

	Trading Companies & Distributors — 0.2%
	Air Lease Corp.,
14,282	2.63%, 09/04/2018	14,330
7,029	3.38%, 01/15/2019	7,111

		21,441

	Total Industrials	51,861

	Information Technology — 1.3%
	Semiconductors & Semiconductor Equipment — 0.3%
27,706	TSMC Global Ltd., (Taiwan), 1.63%, 04/03/2018 (e)	27,643

	Technology Hardware, Storage & Peripherals — 1.0%
	Apple, Inc.,
92,000	1.80%, 11/13/2019	91,760
300	(ICE LIBOR USD 3 Month + 0.82%), 2.27%, 02/22/2019 (aa)	303

		92,063

	Total Information Technology	119,706

	Materials — 0.1%
	Chemicals — 0.1%
4,089	Airgas, Inc., (France), 1.65%, 02/15/2018	4,089
4,067	Chevron Phillips Chemical Co. LLC, 1.70%, 05/01/2018 (e)	4,067

		8,156

	Metals & Mining — 0.0% (g)
1,065	Nucor Corp., 5.75%, 12/01/2017	1,065

	Total Materials	9,221

	Real Estate — 0.5%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
4,403	Realty Income Corp., 2.00%, 01/31/2018	4,404
3,210	Simon Property Group LP, 2.20%, 02/01/2019	3,218
31,423	Ventas Realty LP, 2.00%, 02/15/2018	31,439
3,743	VEREIT Operating Partnership LP, 3.00%, 02/06/2019	3,766
7,133	Welltower, Inc., 2.25%, 03/15/2018	7,143

	Total Real Estate	49,970

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
30,133	2.30%, 03/11/2019	30,170
12,661	(ICE LIBOR USD 3 Month + 0.91%), 2.37%, 11/27/2018 (aa)	12,751
1,000	2.38%, 11/27/2018	1,004
10,576	5.50%, 02/01/2018	10,637
19,961	5.60%, 05/15/2018	20,296
1,223	5.80%, 02/15/2019	1,273
	British Telecommunications plc, (United Kingdom),
1,000	2.35%, 02/14/2019	1,003
2,817	5.95%, 01/15/2018	2,831
17,964	Telefonica Emisiones SAU, (Spain), 3.19%, 04/27/2018	18,052

		98,017

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Corporate Bonds — continued
	Wireless Telecommunication Services — 0.6%
54,197	Rogers Communications, Inc., (Canada), 6.80%, 08/15/2018	56,007

	Total Telecommunication Services	154,024

	Utilities — 2.3%
	Electric Utilities — 1.1%
1,850	Commonwealth Edison Co., 5.80%, 03/15/2018	1,871
3,440	Duke Energy Florida LLC, 5.65%, 06/15/2018	3,511
1,200	Entergy Gulf States Louisiana LLC, 6.00%, 05/01/2018	1,221
1,350	Entergy Louisiana LLC, 6.50%, 09/01/2018	1,395
52,850	Florida Power & Light Co., (ICE LIBOR USD 3 Month + 0.28%), 1.67%, 11/06/2020 (aa)	52,850
7,361	NextEra Energy Capital Holdings, Inc., 1.65%, 09/01/2018	7,347
5,076	Ohio Power Co., 6.05%, 05/01/2018	5,162
2,500	PacifiCorp, 5.50%, 01/15/2019	2,591
3,700	PECO Energy Co., 5.35%, 03/01/2018	3,735
	Southern Co. (The),
2,800	1.55%, 07/01/2018	2,795
6,240	2.45%, 09/01/2018	6,261
3,560	Virginia Electric & Power Co., 1.20%, 01/15/2018	3,558
11,263	Wisconsin Electric Power Co., 1.70%, 06/15/2018	11,269
435	Wisconsin Public Service Corp., 1.65%, 12/04/2018	434

		104,000

	Gas Utilities — 0.1%
748	CenterPoint Energy Resources Corp., 6.00%, 05/15/2018	762
4,455	Southern California Gas Co., 1.55%, 06/15/2018	4,452

		5,214

	Independent Power and Renewable Electricity Producers — 0.1%
8,179	Southern Power Co., Series 15A, 1.50%, 06/01/2018	8,165

	Multi-Utilities — 1.0%
	Dominion Energy, Inc.,
43,065	(ICE LIBOR USD 3 Month + 0.55%), 1.87%, 06/01/2019 (e) (aa)	43,210
11,515	1.88%, 12/15/2018 (e)	11,488
730	Series A, 1.88%, 01/15/2019	727
	Sempra Energy,
15,193	6.15%, 06/15/2018	15,531
23,166	9.80%, 02/15/2019	25,234

		96,190

	Total Utilities	213,569

	Total Corporate Bonds (Cost $4,636,122)	4,633,032

Foreign Government Securities — 1.2%
	Japan Bank for International Cooperation, (Japan),
12,287	1.75%, 07/31/2018	12,279
98,327	1.75%, 11/13/2018	98,070
1,950	Japan Finance Organization for Municipalities, (Japan), 2.13%, 03/06/2019 (e)	1,944

	Total Foreign Government Securities (Cost $112,510)	112,293

U.S. Treasury Obligations — 1.4%
	U.S. Treasury Notes,
88,200	0.75%, 07/31/2018	87,752
45,200	1.25%, 11/15/2018	45,025

	Total U.S. Treasury Obligations (Cost $133,002)	132,777

	Total Long-Term Investments (Cost $6,610,446)	6,606,446

Short-Term Investments — 28.3%
	Certificates of Deposit — 11.2%
71,650	Agricultural Bank of China Ltd., (China), 1.80%, 12/21/2017	71,662
35,210	Bank of Montreal, (Canada), 1.57%, 08/16/2018	35,164
	Bank of Nova Scotia (The),
14,030	(ICE LIBOR USD 3 Month + 0.25%), 1.61%, 10/12/2018 (aa)	14,030
32,650	(ICE LIBOR USD 3 Month + 0.25%), 1.63%, 11/02/2018 (aa)	32,656
23,537	(ICE LIBOR USD 3 Month + 0.45%), 1.83%, 11/01/2018 (aa)	23,532
17,500	(ICE LIBOR USD 3 Month + 0.45%), 1.93%, 11/30/2018 (aa)	17,526

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
	Barclays Bank plc,
1,650	(ICE LIBOR USD 3 Month + 0.46%), 1.78%, 03/16/2018 (aa)	1,652
46,500	(ICE LIBOR USD 3 Month + 0.55%), 1.88%, 03/20/2018 (aa)	46,577
	BNP Paribas SA,
72,340	1.59%, 06/06/2018	72,305
31,550	1.60%, 07/06/2018	31,527
1,950	Canadian Imperial Bank of Commerce, (Canada), (ICE LIBOR USD 3 Month + 0.13%), 1.51%, 10/26/2018 (aa)	1,951
	China Construction Bank Corp.,
30,890	1.90%, 01/17/2018	30,902
2,090	1.90%, 01/19/2018	2,091
70,500	1.90%, 01/22/2018	70,528
90,200	Cooperatieve Rabobank UA, (Netherlands), 1.72%, 10/19/2018	90,153
15,304	Credit Agricole Corporate and Investment Bank, (France), (ICE LIBOR USD 3 Month + 0.56%), 1.92%, 07/13/2018 (aa)	15,325
3,700	Credit Suisse AG, (Switzerland), 1.67%, 07/31/2018	3,698
	Deutsche Bank AG,
8,800	2.00%, 07/10/2018	8,794
4,600	2.00%, 08/03/2018	4,595
38,700	2.08%, 05/01/2018	38,713
38,650	2.15%, 03/27/2018	38,682
31,600	Lloyds Bank plc, (United Kingdom), 1.74%, 10/17/2018	31,577
428	Mizuho Bank Ltd., (Japan), (ICE LIBOR USD 3 Month + 0.70%), 2.02%, 12/08/2017 (aa)	428
4,500	Natixis SA, (France), 1.82%, 11/08/2018	4,499
44,660	Norinchukin Bank, (Japan), 1.66%, 07/26/2018	44,646
	Royal Bank of Canada,
40,000	1.55%, 07/13/2018	39,966
40,735	1.70%, 10/05/2018	40,712
	Societe Generale SA,
4,550	1.70%, 10/11/2018	4,547
40,610	1.80%, 11/02/2018	40,606
	Standard Chartered Bank,
80,496	1.62%, 06/01/2018	80,464
28,550	1.83%, 10/26/2018	28,545
4,800	Wells Fargo Bank NA, 1.55%, 07/10/2018	4,796
	Westpac Banking Corp.,
4,540	1.51%, 07/20/2018	4,535
3,400	1.69%, 10/10/2018	3,397
58,800	1.71%, 10/19/2018	58,749

	Total Certificates of Deposit (Cost $1,039,681)	1,039,530

	Commercial Paper— 11.4%
	ANZ New Zealand Int’l Ltd.,
16,750	1.77%, 01/09/2018 (e) (n)	16,723
42,600	1.82%, 01/05/2018 (e) (n)	42,537
44,290	AXA Financial, Inc., 1.64%, 06/12/2018 (n)	43,856
177,912	Bank of China Ltd., (China), 1.78%, 12/12/2017 (n)	177,829
250	Bank of Montreal, (Canada), 1.45%, 03/27/2018 (n)	249
24,500	BP Capital Markets plc, (United Kingdom), 1.63%, 02/02/2018 (e) (n)	24,439
53,800	BPCE SA, (France), 1.73%, 10/03/2018 (n)	52,973
	China Construction Bank Corp.,
33,369	1.86%, 01/25/2018 (n)	33,283
57,800	1.91%, 01/23/2018 (n)	57,658
6,000	1.91%, 01/24/2018 (n)	5,985
68,800	Commonwealth Bank of Australia, (Australia), 1.66%, 09/20/2018 (n)	67,819
70,450	Danske Corp., (Denmark), 1.67%, 09/05/2018 (n)	69,511
35,150	Eni Finance USA, Inc., (Italy), 1.70%, 04/03/2018 (n)	34,945
75,100	First Abu Dhabi Bank PJSC, (United Arab Emirates), 1.78%, 07/20/2018 (n)	74,347
	Ford Motor Credit Co. LLC,
10,800	2.02%, 10/04/2018 (n)	10,609
20,000	2.04%, 07/10/2018 (n)	19,760
175,650	Industrial & Commercial Bank of China Ltd., (China), 1.91%, 01/16/2018 (n)	175,297
10,000	Macquarie Bank Ltd., (Australia), 1.61%, 07/18/2018 (n)	9,891
	UBS AG,
64,650	(ICE LIBOR USD 3 Month + 0.23%), 1.66%, 11/08/2018 (n) (aa)	64,683
11,025	1.82%, 09/26/2018 (n)	10,867

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
	Vodafone Group plc,
64,400	1.76%, 09/05/2018 (n)	63,417
5,000	1.81%, 09/25/2018 (n)	4,917

	Total Commercial Paper (Cost $1,061,687)	1,061,595

	Repurchase Agreements— 4.0%
100,000	Citigroup Global Markets Holdings, Inc., 2.21%, dated 11/30/2017, due 03/14/2018, repurchase price $100,638, collateralized by Asset-Backed Securities, 3.00%, due 10/25/2057 and Collateralized Mortgage Obligations, 0.00% - 28.86%, due 02/25/2018 - 08/25/2057, with the value of $108,436.	100,000
45,000	Credit Suisse Securities USA LLC, 1.87%, dated 11/30/2017, due 04/27/2018, repurchase price $45,347, collateralized by Corporate Notes, 7.70%, due 12/29/2047 and Corporate Bonds, 4.88% - 9.88%, due 12/15/2020 - 01/15/2067, with the value of $49,620.	45,000
59,000	Merrill Lynch PFS, Inc., 1.64%, dated 11/30/2017, due 04/17/2018, repurchase price $59,371, collateralized by Corporate Bonds, 5.88% - 8.50%, due 10/01/2021 - 06/01/2024 and Collateralized Mortgage Obligations, 1.99% - 2.82%, due 09/15/2026 - 03/15/2047, with the value of $63,720.	59,000
168,400	Wells Fargo Securities LLC, 2.12%, dated 11/30/2017, due 05/14/2018, repurchase price $170,036, collateralized by Asset-Backed Securities, 0.00% - 8.42%, due 11/15/2018 - 07/25/2057 and Municipal Debt Securities, 5.25% - 5.50%, due 07/01/2039 - 07/01/2042, with the value of $187,210.	168,400

	Total Repurchase Agreements (Cost $372,400)	372,400

SHARES
	Investment Company — 1.7%
159,865	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $159,878)	159,897

	Total Short-Term Investments (Cost $2,633,646)	2,633,422

	Total Investments — 99.3% (Cost $9,244,092)	9,239,868
	Other Assets in Excess of Liabilities — 0.7%	64,854

	NET ASSETS — 100.0%	$9,304,722

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
USD	—	United States Dollar
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$774,045	$—	$774,045
Certificates of Deposit	—	954,299	—	954,299
Corporate Bonds
Consumer Discretionary	—	224,173	—	224,173
Consumer Staples	—	179,753	—	179,753
Energy	—	162,821	—	162,821
Financials	—	3,359,617	—	3,359,617
Health Care	—	108,317	—	108,317
Industrials	—	51,861	—	51,861
Information Technology	—	119,706	—	119,706
Materials	—	9,221	—	9,221
Real Estate	—	49,970	—	49,970
Telecommunication Services	—	154,024	—	154,024
Utilities	—	213,569	—	213,569

Total Corporate Bonds	—	4,633,032	—	4,633,032

Foreign Government Securities	—	112,293	—	112,293
U.S. Treasury Obligations	—	132,777	—	132,777
Short-Term Investments
Certificates of Deposit	—	1,039,530	—	1,039,530
Commercial Paper	—	1,061,595	—	1,061,595
Investment Company	159,897	—	—	159,897
Repurchase Agreements	—	372,400	—	372,400

Total Investments in Securities	$159,897	$9,079,971	$—	$9,239,868

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 11.1%
1,507	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, 2.23%, 09/25/2033 (z) (bb)	1,491
1,950	ACIS CLO Ltd., (Cayman Islands), Series 2017-7A, Class A1, 2.73%, 05/01/2027 (e) (z)	1,960
2,194	AIMCO CLO, (Cayman Islands), Series 2017-AA, Class A, 2.62%, 07/20/2029 (e) (z)	2,209
	American Airlines Pass-Through Trust,
2,776	Series 2013-1, Class A, 4.00%, 07/15/2025	2,873
1,780	Series 2013-2, Class A, 4.95%, 01/15/2023	1,891
789	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, 2.45%, 01/25/2034 (z) (bb)	788
184	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, 2.23%, 05/25/2034 (z) (bb)	186
245	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, 2.90%, 10/25/2034 (z) (bb)	245
876	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, 2.83%, 06/25/2034 (z) (bb)	868
835	CHEC Loan Trust, Series 2004-1, Class A3, 2.33%, 07/25/2034 (z) (bb)	815
	CIFC Funding Ltd., (Cayman Islands),
3,889	Series 2017-1A, Class A, 2.72%, 04/23/2029 (e) (z)	3,935
5,859	Series 2017-2A, Class A, 2.60%, 04/20/2030 (e) (z)	5,911
	CIG Auto Receivables Trust,
1,215	Series 2017-1A, Class A, 2.71%, 05/15/2023 (e)	1,214
600	Series 2017-1A, Class B, 3.81%, 05/15/2023 (e)	599
1,540	Citi Held For Asset Issuance, Series 2015-PM2, Class C, 5.96%, 03/15/2022 (e) (bb)	1,571
	CLUB Credit Trust,
1,350	Series 2017-P1, Class A, 2.42%, 09/15/2023 (e)	1,351
2,730	Series 2017-P1, Class B, 3.56%, 09/15/2023 (e)	2,741
1,190	Series 2017-P2, Class A, 2.61%, 01/15/2024 (e)	1,190
310	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 03/15/2021 (e) (bb)	310
	Continental Airlines Pass-Through Trust,
119	Series 2003-ERJ1, 7.88%, 07/02/2018	121
111	Series 2009-2, Class A, 7.25%, 11/10/2019	120
443	Series 2010-1, Class A, 4.75%, 01/12/2021	464
	Countrywide Asset-Backed Certificates,
28	Series 2002-3, Class M1, 2.45%, 03/25/2032 (z) (bb)	28
1,545	Series 2002-4, Class M1, 2.45%, 12/25/2032 (z) (bb)	1,527
770	Series 2003-3, Class 3A, 1.87%, 11/25/2033 (z) (bb)	729
126	Series 2004-2, Class M1, 2.08%, 05/25/2034 (z) (bb)	126
911	Series 2004-3, Class M1, 2.08%, 06/25/2034 (z) (bb)	884
1,062	Series 2004-ECC2, Class M2, 2.30%, 12/25/2034 (z) (bb)	1,063
5,388	Series 2005-AB3, Class 1A1, 1.83%, 02/25/2036 (z) (bb)	5,308
148	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, 2.15%, 03/25/2034 (z) (bb)	147
302	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M2, 2.33%, 07/25/2034 (z) (bb)	305
123	Delta Air Lines Pass-Through Trust, Series 2009-1, Class A, 7.75%, 12/17/2019	133
	DT Auto Owner Trust,
4,229	Series 2015-1A, Class D, 4.26%, 02/15/2022 (e)	4,291
5,142	Series 2016-1A, Class D, 4.66%, 12/15/2022 (e) (bb)	5,247
1,058	Series 2017-4A, Class D, 3.47%, 07/17/2023 (e)	1,057
312	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.69%, 07/25/2034 (bb)	310
2,778	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, 2.05%, 08/25/2034 (z) (bb)	2,705
	Flagship Credit Auto Trust,
2,487	Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	2,525

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
1,900	Series 2017-4, Class D, 3.58%, 01/15/2024 (e)	1,899
15,000	Flatiron CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1R, 2.51%, 01/17/2026 (e) (z)	15,032
8,560	GMAT Trust, Series 2013-1A, Class M, 5.00%, 11/25/2043 (e) (z) (bb)	7,217
4,719	GoldentTree Loan Management US CLO 1 Ltd., (Cayman Islands), Series 2017-1A, Class A, 2.58%, 04/20/2029 (e) (z)	4,755
4,229	Grippen Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, 2.62%, 01/20/2030 (e) (z)	4,258
5,060	GSAMP Trust, Series 2006-HE3, Class A2C, 1.49%, 05/25/2046 (z)	4,987
2,365	Hero Funding, (Cayman Islands), Series 2017-3A, Class A1, 3.19%, 09/20/2048 (e)	2,364
4,300	LCM XVI LP, (Cayman Islands), Series 16A, Class AR, 2.39%, 07/15/2026 (e) (z)	4,322
2,538	Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 05/20/2026 (e)	2,538
8,629	LV Tower 52 Issuer, Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	8,629
3,335	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.74%, 10/15/2040 (e) (bb)	3,784
	Morgan Stanley ABS Capital I, Inc. Trust,
1,510	Series 2004-HE1, Class M1, 2.18%, 01/25/2034 (z) (bb)	1,496
158	Series 2004-HE7, Class M2, 2.27%, 08/25/2034 (z) (bb)	159
103	Series 2004-HE7, Class M3, 2.35%, 08/25/2034 (z) (bb)	103
209	Series 2004-HE8, Class M2, 2.35%, 09/25/2034 (z) (bb)	212
133	Series 2004-NC7, Class M3, 2.30%, 07/25/2034 (z) (bb)	132
333	Series 2004-OP1, Class M2, 2.24%, 11/25/2034 (z) (bb)	331
347	Series 2005-NC1, Class M3, 2.09%, 01/25/2035 (z) (bb)	329
8,050	Neuberger Berman CLO XIV Ltd., (Cayman Islands), Series 2013-14A, Class AR, 2.63%, 01/28/2030 (e) (z)	8,108
3,581	Neuberger Berman Loan Advisers CLO 24 Ltd., (Cayman Islands), Series 2017-24A, Class A, 2.59%, 04/19/2030 (e) (z)	3,607
	New Century Home Equity Loan Trust,
73	Series 2004-2, Class M2, 2.26%, 08/25/2034 (z) (bb)	71
345	Series 2004-4, Class M2, 2.12%, 02/25/2035 (z) (bb)	342
5,021	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	5,034
3,166	Octagon Investment Partners 30 Ltd., (Cayman Islands), Series 2017-1A, Class A1, 2.68%, 03/17/2030 (e) (z)	3,208
	OneMain Financial Issuance Trust,
3,640	Series 2014-2A, Class C, 4.33%, 09/18/2024 (e) (bb)	3,656
3,015	Series 2014-2A, Class D, 5.31%, 09/18/2024 (e) (bb)	3,049
2,650	Series 2015-1A, Class C, 5.12%, 03/18/2026 (e)	2,686
1,455	Oportun Funding III LLC, Series 2016-B, Class B, 5.16%, 07/08/2021 (e)	1,477
40	Option One Mortgage Loan Trust, Series 2004-3, Class M3, 2.30%, 11/25/2034 (z) (bb)	40
	Progress Residential Trust,
3,750	Series 2015-SFR2, Class D, 3.68%, 06/12/2032 (e) (bb)	3,762
603	Series 2015-SFR3, Class D, 4.67%, 11/12/2032 (e)	621
3,679	Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (e)	3,849
6,172	Race Point VIII CLO Ltd., (Cayman Islands), Series 2013-8A, Class AR, 2.78%, 02/20/2030 (e) (z)	6,207
4,869	RASC Trust, Series 2005-EMX1, Class M1, 1.97%, 03/25/2035 (z) (bb)	4,882
690	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.69%, 10/25/2047 (e) (bb)	692
	Renaissance Home Equity Loan Trust,
487	Series 2003-3, Class M1, 2.06%, 12/25/2033 (z) (bb)	475
117	Series 2004-1, Class M1, 2.20%, 05/25/2034 (z) (bb)	113
825	Series 2005-1, Class AF6, SUB, 4.97%, 05/25/2035 (bb)	844
2,523	Series 2005-2, Class AV3, 1.70%, 08/25/2035 (z) (bb)	2,400
1,990	Series 2005-2, Class M1, SUB, 5.05%, 08/25/2035 (bb)	2,022
312	Series 2005-4, Class A3, SUB, 5.56%, 02/25/2036	313

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Asset-Backed Securities — continued
	150	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1.48%, 09/25/2036 (z) (bb)	150
	1,850	SoFi Consumer Loan Program LLC, Series 2017-6, Class A2, 2.82%, 11/25/2026 (e)	1,853
	6,500	Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class AR, 2.46%, 01/21/2026 (e) (z)	6,502
		Springleaf Funding Trust,
	4,192	Series 2015-AA, Class C, 5.04%, 11/15/2024 (e) (bb)	4,235
	4,200	Series 2015-AA, Class D, 6.31%, 11/15/2024 (e) (bb)	4,250
	600	Series 2016-AA, Class B, 3.80%, 11/15/2029 (e)	605
		Structured Asset Investment Loan Trust,
	865	Series 2004-1, Class M1, 2.30%, 02/25/2034 (z) (bb)	827
	766	Series 2004-7, Class M1, 2.38%, 08/25/2034 (z) (bb)	719
	376	Series 2004-8, Class M2, 2.26%, 09/25/2034 (z) (bb)	376
	119	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M2, 1.96%, 05/25/2035 (z) (bb)	114
	2,598	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, 2.69%, 04/18/2029 (e) (z)	2,625
	4,802	TIAA CLO II Ltd., (Cayman Islands), Series 2017-1A, Class A, 2.64%, 04/20/2029 (e) (z)	4,830
	4,300	TRESTLES CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1A, 2.59%, 07/25/2029 (e) (z)	4,326
	3,097	US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025	3,227
	1,281	VOLT LXII LLC, Series 2017-NPL9, Class A1, SUB, 3.13%, 09/25/2047 (e) (bb)	1,284
	1,830	VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.38%, 10/25/2047 (e)	1,830
	2,080	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.38%, 11/27/2045 (e) (bb)	2,087
	3,840	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.88%, 09/25/2045 (e) (bb)	3,850
	823	Westgate Resorts LLC, Series 2015-1A, Class B, 3.50%, 05/20/2027 (e) (bb)	824

		Total Asset-Backed Securities (Cost $219,687)	223,757

	Collateralized Mortgage Obligations — 7.4%
		Alternative Loan Trust,
	254	Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	256
	386	Series 2004-28CB, Class 2A4, 5.75%, 01/25/2035	388
	746	Series 2004-28CB, Class 3A1, 6.00%, 01/25/2035	734
	1,858	Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,858
	18	Series 2006-J3, Class 4A1, 5.75%, 05/25/2026	16
	2,220	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, 1.52%, 12/25/2046 (z)	1,845
	804	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.50%, 11/25/2045 (e)	801
GBP	1,100	Auburn Securities 4 plc, (United Kingdom), Reg. S, Series 4, Class B, 1.12%, 10/01/2041 (z) (bb)	1,412
	102	Avaya, Inc., 9.25%, 05/30/2025 (bb)	102
	206	Banc of America Alternative Loan Trust, Series 2006-2, Class 7A1, 6.00%, 03/25/2021	194
	795	Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.60%, 02/20/2036 (z)	787
	395	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, 3.58%, 02/25/2034 (z)	394
EUR	657	Berica 8 Residential Mbs SRL, (Italy), Reg. S, Series 8, Class A, 0.00%, 03/31/2048 (z)	780
	12	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.50%, 11/25/2035	12
	593	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.50%, 03/25/2037	544
		FHLMC REMIC,
	531	Series 2936, Class AS, IF, IO, 4.85%, 02/15/2035 (z)	55
	440	Series 3174, Class SA, IF, IO, 6.45%, 04/15/2036 (z)	86
	4,732	Series 3716, Class PI, IO, 4.50%, 04/15/2038	414

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
6,324	Series 3907, Class AI, IO, 5.00%, 05/15/2040	711
5,885	Series 4010, Class NH, 2.50%, 12/15/2041	5,870
6,576	Series 4018, Class HI, IO, 4.50%, 03/15/2041	1,092
7,974	Series 4043, Class PI, IO, 2.50%, 05/15/2027	612
1,799	Series 4056, Class BI, IO, 3.00%, 05/15/2027	169
2,108	Series 4073, Class IQ, IO, 4.00%, 07/15/2042	441
3,456	Series 4086, Class AI, IO, 3.50%, 07/15/2027	354
6,427	Series 4091, Class CI, IO, 3.50%, 06/15/2027	581
3,973	Series 4097, Class CI, IO, 3.00%, 08/15/2027	351
20,038	Series 4119, Class LI, IO, 3.50%, 06/15/2039	2,405
2,256	Series 4120, Class UI, IO, 3.00%, 10/15/2027	212
1,258	Series 4136, Class IN, IO, 3.00%, 11/15/2027	122
34,461	Series 4136, Class UI, IO, 2.50%, 11/15/2027	2,733
2,934	Series 4146, Class AI, IO, 3.00%, 12/15/2027	261
6,054	Series 4173, Class I Shares, IO, 4.00%, 03/15/2043	1,268
2,124	Series 4178, Class BI, IO, 3.00%, 03/15/2033	281
1,322	Series 4216, Class MI, IO, 3.00%, 06/15/2028	127
10,787	Series 4358, Class DA, 3.00%, 06/15/2040	10,917
10,126	Series 4372, Class SY, IF, IO, 4.85%, 08/15/2044 (z)	1,675
9,316	Series 4501, Class MB, 3.00%, 04/15/2043	9,427
10,410	Series 4612, Class QI, IO, 3.50%, 05/15/2044	1,519
12,944	Series 4654, Class SK, IF, IO, 4.75%, 02/15/2047 (z)	2,646
21,148	Series 4681, Class SD, IF, IO, 4.90%, 05/15/2047 (z)	4,254
8,685	Series 4687, Class SG, IF, IO, 4.90%, 01/15/2047 (z)	1,790
11,124	Series 4707, Class SA, IF, IO, 4.90%, 08/15/2047 (z)	2,451
18,304	FHLMC STRIPS, Series 304, Class C24, IO, 4.00%, 12/15/2042	3,867
206	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA1, Class 1A4, 5.50%, 03/25/2035	199
1,004	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.50%, 10/25/2035	973
	FNMA REMIC,
1,135	Series 2003-130, Class NS, IF, IO, 5.67%, 01/25/2034 (z)	185
757	Series 2005-67, Class SI, IF, IO, 5.37%, 08/25/2035 (z)	116
219	Series 2005-69, Class AS, IF, IO, 5.37%, 08/25/2035 (z)	30
768	Series 2006-24, Class QS, IF, IO, 5.87%, 04/25/2036 (z)	146
1,757	Series 2008-67, Class FG, 2.33%, 07/25/2038 (z)	1,799
1,285	Series 2009-93, Class SD, IF, IO, 4.87%, 11/25/2039 (z)	198
869	Series 2009-105, Class SE, IF, IO, 4.82%, 12/25/2039 (z)	119
724	Series 2010-68, Class SJ, IF, IO, 5.22%, 07/25/2040 (z)	124
2,525	Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	191
437	Series 2011-68, Class AI, IO, 4.50%, 12/25/2020	14
2,518	Series 2012-25, Class AI, IO, 3.50%, 03/25/2027	264
4,653	Series 2012-107, Class GI, IO, 3.50%, 09/25/2027	464
6,283	Series 2012-107, Class IG, IO, 3.50%, 10/25/2027	654
3,385	Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	280
9,881	Series 2012-118, Class DI, IO, 3.50%, 01/25/2040	1,143
1,313	Series 2012-120, Class DI, IO, 3.00%, 03/25/2031	124
8,868	Series 2012-128, Class KI, IO, 3.00%, 11/25/2027	798
2,708	Series 2012-144, Class EI, IO, 3.00%, 01/25/2028	242
6,029	Series 2012-145, Class EI, IO, 3.00%, 01/25/2028	553
4,496	Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	550
4,033	Series 2012-149, Class MI, IO, 3.00%, 01/25/2028	395
4,691	Series 2012-150, Class BI, IO, 3.00%, 01/25/2028	427

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
	9,117	Series 2013-5, Class BI, IO, 3.50%, 03/25/2040	1,067
	2,426	Series 2013-9, Class IO, IO, 3.00%, 02/25/2028	219
	2,969	Series 2013-9, Class YI, IO, 3.50%, 02/25/2028	293
	2,590	Series 2013-15, Class QI, IO, 3.00%, 03/25/2028	240
	5,610	Series 2013-26, Class IJ, IO, 3.00%, 04/25/2028	500
	12,003	Series 2013-31, Class YI, IO, 3.50%, 04/25/2028	1,212
	790	Series 2013-123, Class DH, 3.00%, 05/25/2043	792
	1,771	Series 2015-25, Class CI, IO, 3.50%, 05/25/2030	222
	11,322	Series 2015-48, Class ST, IF, IO, 4.29%, 07/25/2045 (z)	2,129
	9,811	Series 2016-30, Class SA, IF, IO, 4.67%, 05/25/2046 (z)	2,041
	5,037	Series 2017-6, Class SB, IF, IO, 4.72%, 02/25/2047 (z)	1,011
	10,050	Series 2017-47, Class ST, IF, IO, 4.77%, 06/25/2047 (z)	2,242
	13,837	Series 2017-49, Class JA, 4.00%, 07/25/2053	14,463
		FNMA STRIPS,
	10,009	Series 409, Class C19, IO, 4.00%, 04/25/2042	1,995
	8,354	Series 409, Class C25, IO, 4.50%, 04/25/2042	1,686
	810	GNMA, Series 2014-36, Class WY, 2.00%, 03/16/2044	693
	969	GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	1,032
		HarborView Mortgage Loan Trust,
	2,774	Series 2005-11, Class 2A1A, 1.59%, 08/19/2045 (z)	2,736
	5,705	Series 2007-6, Class 2A1A, 1.47%, 08/19/2037 (z)	5,336
	1,506	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, 1.59%, 06/25/2035 (z)	1,425
EUR	1,200	Intesa Sec Srl, (Italy), Reg. S, Series 3, Class B, 0.00%, 10/30/2033 (z) (bb)	1,422
	693	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.00%, 07/25/2036	625
	569	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.50%, 12/25/2035	537
	2,854	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.00%, 12/25/2034	2,971
		Morgan Stanley Mortgage Loan Trust,
	606	Series 2004-4, Class 2A, 6.41%, 09/25/2034 (z)	662
	173	Series 2004-9, Class 1A, 5.39%, 11/25/2034 (z)	181
	65	RALI Trust, Series 2006-QS4, Class A2, 6.00%, 04/25/2036	59
		Residential Asset Securitization Trust,
	3,284	Series 2005-A3, Class A2, 5.50%, 04/25/2035	2,876
	386	Series 2005-A8CB, Class A11, 6.00%, 07/25/2035	359
	70	RFMSI Trust, Series 2007-S9, Class 2A1, 5.50%, 09/25/2022	69
	738	Sequoia Mortgage Trust, Series 2003-8, Class A1, 1.92%, 01/20/2034 (z)	718
	449	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, 5.46%, 12/25/2033 (z) (bb)	408
	1,385	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.50%, 02/25/2035	1,405
EUR	1,274	TDA CAM 4 FTA, (Spain), Reg. S, Series 4, Class A, 0.00%, 06/26/2039 (z)	1,506
	191	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S3, Class 3A2, 5.50%, 05/25/2033	193
	32	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-3, Class 5A2, 5.50%, 03/25/2021	32
		Wells Fargo Mortgage-Backed Securities Trust,
	2,631	Series 2004-M, Class A1, 3.50%, 08/25/2034 (z)	2,704
	4,068	Series 2004-N, Class A6, 3.48%, 08/25/2034 (z)	4,099
	4,616	Series 2004-N, Class A7, 3.48%, 08/25/2034 (z)	4,651
	288	Series 2005-AR2, Class 2A2, 3.23%, 03/25/2035 (z)	291
	1,831	Series 2005-AR4, Class 2A2, 3.36%, 04/25/2035 (z)	1,837
	2,726	Series 2005-AR8, Class 1A1, 3.37%, 06/25/2035 (z)	2,780

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Total Collateralized Mortgage Obligations (Cost $145,477)	148,521

Commercial Mortgage-Backed Securities — 6.3%
4,255	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 2.13%, 09/15/2034 (e) (z)	4,253
	Bear Stearns Commercial Mortgage Securities Trust,
2,975	Series 2006-PW13, Class B, 5.66%, 09/11/2041 (e) (z) (bb)	2,996
1,784	Series 2006-PW14, Class AJ, 5.27%, 12/11/2038	1,783
650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.69%, 10/15/2048	284
1,710	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class C, 2.30%, 07/15/2028 (e) (z)	1,712
1,755	Chicago Skyscraper Trust, Series 2017-SKY, Class C, 2.50%, 02/15/2030 (e) (z) (bb)	1,759
5,735	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.23%, 09/15/2048 (e) (bb)	4,683
	Commercial Mortgage Trust,
797	Series 2004-GG1, Class J, 5.45%, 06/10/2036 (e) (z) (bb)	179
3,990	Series 2014-CR15, Class D, 4.91%, 02/10/2047 (e) (z) (bb)	3,716
3,075	Series 2015-CR23, Class B, 4.18%, 05/10/2048 (z)	3,082
9,605	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	9,994
855	Series 2015-CR24, Class D, 3.46%, 08/10/2048 (z)	689
3,508	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.42%, 02/15/2040	3,550
	FHLMC Multifamily Structured Pass-Through Certificates,
10,700	Series K038, Class X3, IO, 2.57%, 06/25/2042 (z)	1,441
13,061	Series K041, Class X3, IO, 1.70%, 11/25/2042 (z)	1,253
22,120	Series K042, Class X3, IO, 1.66%, 01/25/2043 (z)	2,091
18,000	Series K047, Class X3, IO, 1.55%, 06/25/2043 (z)	1,673
15,993	Series K067, Class X3, IO, 2.11%, 09/25/2027 (z)	2,536
22,150	Series K728, Class X3, IO, 1.95%, 11/25/2045 (z)	2,496
44,005	FNMA ACES, Series 2014-M3, Class X2, IO, 0.19%, 01/25/2024 (z)	368
	FREMF Mortgage Trust,
1,995	Series 2017-K67, Class B, 4.08%, 09/25/2049 (e) (z)	2,042
1,753	Series 2017-K67, Class C, 4.08%, 09/25/2049 (e) (z)	1,658
5,285	Series 2017-K70, Class B, 1.00%, 12/25/2049 (e) (w) (z)	5,289
725	Series 2017-K726, Class C, 4.11%, 07/25/2049 (e) (z)	705
1,500	Series 2017-KF36, Class B, 3.02%, 08/25/2024 (e) (z)	1,501
	GNMA,
29,422	Series 2012-89, Class IO, IO, 0.85%, 12/16/2053 (z)	871
11,972	Series 2017-23, IO, 0.73%, 05/16/2059 (z)	802
	GS Mortgage Securities Trust,
569	Series 2007-GG10, Class AM, 5.94%, 08/10/2045 (z)	580
3,413	Series 2016-GS2, Class D, 2.75%, 05/10/2049 (e) (bb)	2,701
3,150	Series 2017-GS5, Class D, 3.51%, 03/10/2050 (e) (z) (bb)	2,661
2,735	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class C, 5.07%, 01/12/2037 (z) (bb)	2,807
	LB-UBS Commercial Mortgage Trust,
8,040	Series 2006-C6, Class AJ, 5.45%, 09/15/2039 (z)	6,405
4,370	Series 2007-C6, Class AJ, 6.44%, 07/15/2040 (z)	4,511
2,854	LMREC, Inc., Series 2016-CRE2, Class A, 2.99%, 11/24/2031 (e) (z)	2,890
2,035	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class D, 3.25%, 12/15/2047 (e) (bb)	1,619
	Morgan Stanley Capital I Trust,
2,415	Series 2006-HQ8, Class D, 5.57%, 03/12/2044 (z) (bb)	2,113
2,027	Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (z)	2,025
3,353	Series 2007-HQ11, Class AJ, 5.51%, 02/12/2044 (z)	3,269
1,450	Series 2017-PRME, Class C, 2.90%, 02/15/2034 (e) (z)	1,463

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	Wachovia Bank Commercial Mortgage Trust,
3,477	Series 2005-C21, Class F, 5.47%, 10/15/2044 (e) (z) (bb)	2,139
3,760	Series 2007-C31, Class C, 6.16%, 04/15/2047 (z) (bb)	3,849
5,560	Series 2007-C33, Class AJ, 6.21%, 02/15/2051 (z)	5,653
6,915	Series 2007-C33, Class C, 6.21%, 02/15/2051 (z) (bb)	6,154
3,250	Series 2007-C34, Class AJ, 6.27%, 05/15/2046 (z)	3,333
	Wells Fargo Commercial Mortgage Trust,
2,655	Series 2010-C1, Class C, 5.79%, 11/15/2043 (e) (z) (bb)	2,795
3,345	Series 2015-NXS2, Class A5, 3.77%, 07/15/2058 (z)	3,496
2,783	Series 2016-BNK1, Class D, 3.00%, 08/15/2049 (e) (bb)	2,224

	Total Commercial Mortgage-Backed Securities (Cost $130,452)	126,093

Convertible Bonds — 3.4%
	Consumer Discretionary — 0.7%
	Internet & Direct Marketing Retail — 0.4%
3,170	Ctrip.com International Ltd., (China), 1.00%, 07/01/2020	3,392
1,885	Liberty Expedia Holdings, Inc., 1.00%, 06/30/2047 (e)	1,897
3,260	Shutterfly, Inc., 0.25%, 05/15/2018	3,219

		8,508

	Media — 0.3%
1,595	DISH Network Corp., 3.38%, 08/15/2026	1,778
3,265	Live Nation Entertainment, Inc., 2.50%, 05/15/2019	4,436

		6,214

	Total Consumer Discretionary	14,722

	Energy — 0.4%
	Energy Equipment & Services — 0.1%
3,635	Nabors Industries, Inc., 0.75%, 01/15/2024 (e)	2,699

	Oil, Gas & Consumable Fuels — 0.3%
1,830	Oasis Petroleum, Inc., 2.63%, 09/15/2023	2,089
2,995	SM Energy Co., 1.50%, 07/01/2021	2,815

		4,904

	Total Energy	7,603

	Health Care — 0.1%
	Health Care Technology — 0.1%
1,980	Medidata Solutions, Inc., 1.00%, 08/01/2018	2,382

	Industrials — 0.3%
	Electrical Equipment — 0.3%
5,073	General Cable Corp., SUB, 4.50%, 11/15/2029	4,905

	Machinery — 0.0% (g)
485	Wabash National Corp., 3.38%, 05/01/2018	844

	Total Industrials	5,749

	Information Technology — 1.9%
	Communications Equipment — 0.2%
	Finisar Corp.,
1,478	0.50%, 12/15/2033	1,491
1,880	0.50%, 12/15/2036 (e)	1,734

		3,225

	Electronic Equipment, Instruments & Components — 0.2%
3,060	II-VI, Inc., 0.25%, 09/01/2022 (e)	3,666

	Internet Software & Services — 0.4%
1,990	Envestnet, Inc., 1.75%, 12/15/2019	2,075
3,525	Web.com Group, Inc., 1.00%, 08/15/2018	3,503
3,090	Zillow Group, Inc., 2.00%, 12/01/2021 (e)	3,362

		8,940

	Semiconductors & Semiconductor Equipment — 0.8%
	Cypress Semiconductor Corp.,
115	2.00%, 02/01/2023 (e)	119
2,565	4.50%, 01/15/2022	3,465
1,550	MagnaChip Semiconductor SA, (South Korea), 5.00%, 03/01/2021 (e)	2,439
1,820	NXP Semiconductors NV, (Netherlands), 1.00%, 12/01/2019	2,204
3,160	ON Semiconductor Corp., 1.00%, 12/01/2020	3,907
3,395	Teradyne, Inc., 1.25%, 12/15/2023 (e)	4,717

		16,851

	Software — 0.3%
3,370	Nuance Communications, Inc., 1.50%, 11/01/2035	3,345
1,290	Red Hat, Inc., 0.25%, 10/01/2019	2,235

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — continued
		Software — continued

			5,580

		Total Information Technology	38,262

		Total Convertible Bonds (Cost $64,490)	68,718

	Corporate Bonds — 44.8%
		Consumer Discretionary — 7.3%
		Auto Components — 0.9%
		Adient Global Holdings Ltd.,
	2,600	4.88%, 08/15/2026 (e)	2,666
EUR	300	Reg. S, 3.50%, 08/15/2024	382
		American Axle & Manufacturing, Inc.,
	1,500	6.25%, 03/15/2021	1,537
	1,387	6.25%, 04/01/2025 (e)	1,425
	600	6.50%, 04/01/2027 (e)	620
	650	6.63%, 10/15/2022	673
	1,035	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	1,069
	495	Dana Financing Luxembourg SARL, 6.50%, 06/01/2026 (e)	537
	2,500	Dana, Inc., 5.50%, 12/15/2024	2,648
EUR	850	Faurecia, (France), Reg. S, 3.63%, 06/15/2023	1,067
EUR	601	Gestamp Funding Luxembourg SA, (Spain), Reg. S, 3.50%, 05/15/2023	749
	84	Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027	86
EUR	400	Grupo-Antolin Irausa SA, (Spain), Reg. S, 3.25%, 04/30/2024	493
	150	Icahn Enterprises LP, 5.88%, 02/01/2022	153
EUR	550	IHO Verwaltungs GmbH, (Germany), Reg. S, 3.75% (cash), 09/15/2026 (v)	704
EUR	500	LKQ Italia Bondco SpA, Reg. S, 3.88%, 04/01/2024	656
	752	TI Group Automotive Systems LLC, (United Kingdom), 8.75%, 07/15/2023 (e)	806
EUR	800	ZF North America Capital, Inc., (Germany), Reg. S, 2.75%, 04/27/2023	1,036

			17,307

		Automobiles — 0.4%
		Fiat Chrysler Automobiles NV, (United Kingdom),
	2,250	5.25%, 04/15/2023	2,380
EUR	900	Reg. S, 3.75%, 03/29/2024	1,165
	2,250	Ford Motor Co., 4.75%, 01/15/2043	2,227
GBP	400	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 3.88%, 03/01/2023	562
EUR	500	Peugeot SA, (France), Reg. S, 2.38%, 04/14/2023	630
EUR	500	Volvo Car AB, (Sweden), Reg. S, 3.25%, 05/18/2021	648

			7,612

		Diversified Consumer Services — 0.1%
		Service Corp. International,
	975	5.38%, 01/15/2022	1,000
	684	5.38%, 05/15/2024	720

			1,720

		Hotels, Restaurants & Leisure — 1.2%
	327	1011778 BC ULC, (Canada), 4.25%, 05/15/2024 (e)	328
	1,039	Boyd Gaming Corp., 6.88%, 05/15/2023	1,108
EUR	600	Cirsa Funding Luxembourg SA, (Spain), Reg. S, 5.88%, 05/15/2023	750
	165	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/2019 (e)	162
	319	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	326
		International Game Technology plc,
	1,000	6.25%, 02/15/2022 (e)	1,091
EUR	1,000	Reg. S, 4.75%, 02/15/2023	1,355
	1,030	Interval Acquisition Corp., 5.63%, 04/15/2023	1,074
	1,850	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	1,954
	331	KFC Holding Co., 4.75%, 06/01/2027 (e)	339
	1,730	McDonald’s Corp., 4.60%, 05/26/2045	1,894
		MGM Resorts International,
	285	4.63%, 09/01/2026	291
	2,900	6.00%, 03/15/2023	3,197
	3,020	7.75%, 03/15/2022	3,503
GBP	400	Pizzaexpress Financing 2 plc, (United Kingdom), Reg. S, 6.63%, 08/01/2021	522
		Sabre GLBL, Inc.,
	1,240	5.25%, 11/15/2023 (e)	1,286
	670	5.38%, 04/15/2023 (e)	697
		Scientific Games International, Inc.,
	1,580	7.00%, 01/01/2022 (e)	1,667
	185	10.00%, 12/01/2022	204

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Hotels, Restaurants & Leisure — continued
	475	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	482
	2,505	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	2,587

			24,817

		Household Durables — 0.1%
	82	American Greetings Corp., 7.88%, 02/15/2025 (e)	89
	190	CalAtlantic Group, Inc., 8.38%, 01/15/2021	219
	111	New Home Co., Inc. (The), 7.25%, 04/01/2022	115
		Tempur Sealy International, Inc.,
	1,050	5.50%, 06/15/2026	1,075
	1,500	5.63%, 10/15/2023	1,560

			3,058

		Internet & Direct Marketing Retail — 0.1%
	1,110	Amazon.com, Inc., 4.05%, 08/22/2047 (e)	1,155
EUR	782	eDreams ODIGEO SA, (Spain), Reg. S, 8.50%, 08/01/2021	1,002
	600	Netflix, Inc., 4.88%, 04/15/2028 (e)	592

			2,749

		Leisure Products — 0.0% (g)
	965	Vista Outdoor, Inc., 5.88%, 10/01/2023	946

		Media — 4.0%
	2,100	21st Century Fox America, Inc., 4.95%, 10/15/2045	2,274
	3,079	Altice Financing SA, (Luxembourg), 6.63%, 02/15/2023 (e)	3,156
EUR	300	Altice Finco SA, (Luxembourg), Reg. S, 4.75%, 01/15/2028	332
		Altice Luxembourg SA, (Luxembourg),
	200	7.63%, 02/15/2025 (e)	182
	3,255	7.75%, 05/15/2022 (e)	3,109
EUR	600	Reg. S, 6.25%, 02/15/2025	671
EUR	400	Reg. S, 7.25%, 05/15/2022	461
		Altice US Finance I Corp.,
	200	5.38%, 07/15/2023 (e)	203
	207	5.50%, 05/15/2026 (e)	210
	2,230	AMC Entertainment Holdings, Inc., 5.75%, 06/15/2025	2,174
	1,300	AMC Networks, Inc., 5.00%, 04/01/2024	1,316
	208	Cablevision Systems Corp., 8.00%, 04/15/2020	223
	485	CBS Radio, Inc., 7.25%, 11/01/2024 (e)	510
	3,275	Charter Communications Operating LLC, 4.91%, 07/23/2025	3,459
		Clear Channel Worldwide Holdings, Inc.,
	10,450	Series B, 6.50%, 11/15/2022	10,568
	2,500	Series B, 7.63%, 03/15/2020	2,475
		Comcast Corp.,
	1,460	3.20%, 07/15/2036	1,377
	2,130	4.60%, 08/15/2045	2,314
		CSC Holdings LLC,
	210	5.50%, 04/15/2027 (e)	213
	232	6.75%, 11/15/2021	249
	1,195	10.13%, 01/15/2023 (e)	1,352
	449	10.88%, 10/15/2025 (e)	531
		Discovery Communications LLC,
	1,190	2.95%, 03/20/2023	1,170
	1,065	5.00%, 09/20/2037	1,072
		DISH DBS Corp.,
	3,983	5.00%, 03/15/2023	3,873
	1,600	5.88%, 07/15/2022	1,646
	4,029	5.88%, 11/15/2024	4,048
	383	6.75%, 06/01/2021	408
	2,575	7.75%, 07/01/2026	2,778
	150	Mediacom Broadband LLC, 6.38%, 04/01/2023	155
	1,000	Midcontinent Communications, 6.88%, 08/15/2023 (e)	1,062
	100	Outfront Media Capital LLC, 5.63%, 02/15/2024	105
	4,190	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	4,473
	1,340	Regal Entertainment Group, 5.75%, 06/15/2023	1,385
EUR	650	SES SA, (Luxembourg), Reg. S, (EUR Swap Annual 5 Year + 4.66%), 4.62%, 01/02/2022 (x) (y) (aa)	829
		Sinclair Television Group, Inc.,
	361	5.38%, 04/01/2021	369
	400	5.63%, 08/01/2024 (e)	411
	1,989	6.13%, 10/01/2022	2,064
		Sirius XM Radio, Inc.,
	260	4.63%, 05/15/2023 (e)	267
	224	5.00%, 08/01/2027 (e)	226
	5,515	6.00%, 07/15/2024 (e)	5,853
	895	TEGNA, Inc., 6.38%, 10/15/2023	942

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Media — continued
EUR	1,600	Unitymedia Hessen GmbH & Co. KG, (Germany), Reg. S, 4.00%, 01/15/2025	2,015
	2,375	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	2,411
	2,690	Viacom, Inc., 3.45%, 10/04/2026	2,552
	1,037	WMG Acquisition Corp., 5.63%, 04/15/2022 (e)	1,071
EUR	1,000	Ziggo Bond Finance BV, (Netherlands), Reg. S, 4.63%, 01/15/2025	1,247

			79,791

		Multiline Retail — 0.1%
		Neiman Marcus Group Ltd. LLC,
	375	8.00%, 10/15/2021 (e)	214
	2,111	9.50% (PIK), 10/15/2021 (e) (v)	1,113

			1,327

		Specialty Retail — 0.4%
		Claire’s Stores, Inc.,
	500	6.13%, 03/15/2020 (e)	280
	1,255	9.00%, 03/15/2019 (e)	781
EUR	600	Dufry Finance SCA, (Switzerland), Reg. S, 4.50%, 08/01/2023	754
EUR	300	Fnac Darty SA, (France), Reg. S, 3.25%, 09/30/2023	375
EUR	400	N&W Global Vending SpA, (Italy), Reg. S, 7.00%, 10/15/2023	511
		PetSmart, Inc.,
	1,855	5.88%, 06/01/2025 (e)	1,595
	3,250	7.13%, 03/15/2023 (e)	2,373
	41	Sonic Automotive, Inc., 6.13%, 03/15/2027	41
	1,605	Staples, Inc., 8.50%, 09/15/2025 (e)	1,445

			8,155

		Textiles, Apparel & Luxury Goods — 0.0% (g)
EUR	149	SMCP Group SAS, (China), Reg. S, 5.88%, 05/01/2023	192

		Total Consumer Discretionary	147,674

		Consumer Staples — 2.5%
		Beverages — 0.3%
		Anheuser-Busch InBev Finance, Inc., (Belgium),
	1,745	3.65%, 02/01/2026	1,790
	2,640	4.90%, 02/01/2046	2,975
	149	Cott Holdings, Inc., (Canada), 5.50%, 04/01/2025 (e)	154
	1,500	PepsiCo, Inc., 3.45%, 10/06/2046	1,432

			6,351

		Food & Staples Retailing — 0.4%
	1,335	Albertsons Cos. LLC, 6.63%, 06/15/2024	1,275
GBP	700	Iceland Bondco plc, (United Kingdom), Reg. S, 6.75%, 07/15/2024	999
	2,620	Kroger Co. (The), 2.65%, 10/15/2026	2,429
	265	New Albertson’s, Inc., 7.45%, 08/01/2029	221
	2,500	Rite Aid Corp., 6.13%, 04/01/2023 (e)	2,312
		SUPERVALU, Inc.,
	190	6.75%, 06/01/2021	184
	470	7.75%, 11/15/2022	457
EUR	500	Tesco Corporate Treasury Services plc, (United Kingdom), Reg. S, 2.50%, 07/01/2024	639

			8,516

		Food Products — 0.7%
	4,465	Danone SA, (France), 2.59%, 11/02/2023 (e)	4,360
	244	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	262
	1,000	FAGE International SA, (Luxembourg), 5.63%, 08/15/2026 (e)	995
		JBS USA LUX SA, (Brazil),
	306	5.75%, 06/15/2025 (e)	298
	362	7.25%, 06/01/2021 (e)	366
	1,245	Kraft Heinz Foods Co., 4.38%, 06/01/2046	1,200
	3,675	Mondelez International Holdings Netherlands BV, 2.00%, 10/28/2021 (e)	3,574
	61	Pilgrim’s Pride Corp., 5.75%, 03/15/2025 (e)	64
	1,405	Post Holdings, Inc., 5.50%, 03/01/2025 (e)	1,460
	1,885	TreeHouse Foods, Inc., 6.00%, 02/15/2024 (e)	1,972

			14,551

		Household Products — 0.2%
	1,630	Energizer Holdings, Inc., 5.50%, 06/15/2025 (e)	1,691
	1,390	HRG Group, Inc., 7.75%, 01/15/2022	1,444
	165	Kronos Acquisition Holdings, Inc., (Canada), 9.00%, 08/15/2023 (e)	155

			3,290

		Personal Products — 0.0% (g)
	335	Revlon Consumer Products Corp., 6.25%, 08/01/2024	203

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Tobacco — 0.9%
		Altria Group, Inc.,
	4,000	2.85%, 08/09/2022	4,020
	1,545	3.88%, 09/16/2046	1,504
		BAT Capital Corp., (United Kingdom),
	4,735	3.56%, 08/15/2027 (e)	4,727
	3,655	4.39%, 08/15/2037 (e)	3,773
	2,925	Reynolds American, Inc., (United Kingdom), 4.45%, 06/12/2025	3,122

			17,146

		Total Consumer Staples	50,057

		Energy — 3.4%
		Energy Equipment & Services — 0.2%
	400	CSI Compressco LP, 7.25%, 08/15/2022	378
	35	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	36
	500	Parker Drilling Co., 7.50%, 08/01/2020	457
	1,495	Precision Drilling Corp., (Canada), 7.13%, 01/15/2026 (e)	1,506
EUR	400	Saipem Finance International BV, (Italy), Reg. S, 3.75%, 09/08/2023	509
	683	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.00%, 03/26/2018 (d) (e)	212
	54	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.50%, 11/02/2020 (e)	54
	315	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	332
	433	Transocean, Inc., 9.00%, 07/15/2023 (e)	468

			3,952

		Oil, Gas & Consumable Fuels — 3.2%
		Andeavor Logistics LP,
	88	5.25%, 01/15/2025	93
	2,000	6.13%, 10/15/2021	2,061
	1,450	6.25%, 10/15/2022	1,540
	1,045	Antero Midstream Partners LP, 5.38%, 09/15/2024	1,079
	1,050	Antero Resources Corp., 5.13%, 12/01/2022	1,076
	1,535	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	1,593
	1,313	Boardwalk Pipelines LP, 5.95%, 06/01/2026	1,461
	1,065	Buckeye Partners LP, 3.95%, 12/01/2026	1,041
	105	California Resources Corp., 8.00%, 12/15/2022 (e)	78
	264	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	262
	885	Carrizo Oil & Gas, Inc., 7.50%, 09/15/2020	903
		Cenovus Energy, Inc., (Canada),
	775	5.20%, 09/15/2043	765
	1,246	6.75%, 11/15/2039	1,467
	1,616	Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	1,751
		Chesapeake Energy Corp.,
	153	6.13%, 02/15/2021	154
	644	8.00%, 12/15/2022 (e)	686
	1,399	8.00%, 01/15/2025 (e)	1,390
	150	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	150
	140	CNX Resources Corp., 5.88%, 04/15/2022	143
		Continental Resources, Inc.,
	2,070	4.50%, 04/15/2023	2,111
	218	5.00%, 09/15/2022	222
	62	Crestwood Midstream Partners LP, 5.75%, 04/01/2025	64
	195	DCP Midstream Operating LP, 3.88%, 03/15/2023	195
	2,985	Encana Corp., (Canada), 6.50%, 08/15/2034	3,644
	181	Energy Transfer Equity LP, 5.50%, 06/01/2027	189
	3,070	Enterprise Products Operating LLC, 3.95%, 02/15/2027	3,186
		EP Energy LLC,
	26	8.00%, 11/29/2024 (e)	26
	368	8.00%, 02/15/2025 (e)	242
	2,432	9.38%, 05/01/2020	1,800
	96	Genesis Energy LP, 6.00%, 05/15/2023	97
	405	Halcon Resources Corp., 6.75%, 02/15/2025 (e)	411
	1,825	Hess Corp., 5.80%, 04/01/2047	1,956
	60	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	63
		MEG Energy Corp., (Canada),
	3,000	6.38%, 01/30/2023 (e)	2,749
	797	6.50%, 01/15/2025 (e)	781
		MPLX LP,
	850	5.20%, 03/01/2047	897
	1,550	5.50%, 02/15/2023	1,595
	1,185	Noble Energy, Inc., 5.25%, 11/15/2043	1,275

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — continued
		Oasis Petroleum, Inc.,
	100	6.88%, 03/15/2022	102
	3,000	6.88%, 01/15/2023	3,056
	1,165	Phillips 66 Partners LP, 4.90%, 10/01/2046	1,201
	397	QEP Resources, Inc., 5.25%, 05/01/2023	402
		Range Resources Corp.,
	1,205	5.00%, 08/15/2022	1,200
	610	5.00%, 03/15/2023	604
EUR	1,861	Repsol International Finance BV, (Spain), Reg. S, (EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/2075 (aa)	2,460
	64	SemGroup Corp., 5.63%, 07/15/2022	64
	1,492	SM Energy Co., 6.50%, 11/15/2021	1,503
	1,220	Southwestern Energy Co., 7.75%, 10/01/2027	1,305
	62	Summit Midstream Holdings LLC, 5.50%, 08/15/2022	62
	1,990	Sunoco Logistics Partners Operations LP, 5.35%, 05/15/2045	1,949
	60	Tallgrass Energy Partners LP, 5.50%, 09/15/2024 (e)	62
		Targa Resources Partners LP,
	156	4.25%, 11/15/2023	153
	1,930	6.75%, 03/15/2024	2,075
EUR	1,900	TOTAL SA, (France), Reg. S, (EUR Swap Annual 5 Year + 3.78%), 3.88%, 05/18/2022 (x) (y) (aa)	2,513
	865	Transcanada Trust, (Canada), (ICE LIBOR USD 3 Month + 3.53%), 5.62%, 05/20/2075 (aa)	915
	1,725	Western Gas Partners LP, 5.45%, 04/01/2044	1,799
	2,725	Whiting Petroleum Corp., 5.75%, 03/15/2021	2,739
	62	Williams Cos., Inc. (The), 5.75%, 06/24/2044	65
	1,108	WPX Energy, Inc., 7.50%, 08/01/2020	1,202

			64,627

		Total Energy	68,579

		Financials — 11.5%
		Banks — 4.4%
EUR	1,600	Banco Bilbao Vizcaya Argentaria SA, (Spain), Reg. S, (EUR Swap Annual 5 Year + 9.18%), 8.88%, 04/14/2021 (x) (y) (aa)	2,258
		Bank of America Corp.,
	3,760	3.25%, 10/21/2027	3,716
	2,875	(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/2028 (aa)	2,971
	1,000	4.25%, 10/22/2026	1,049
	3,460	Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	3,836
	3,150	Series K, (ICE LIBOR USD 3 Month + 3.63%), 8.00%, 01/30/2018 (x) (y) (aa)	3,174
EUR	800	Bank of Ireland, (Ireland), Reg. S, (EUR Swap Annual 5 Year + 6.96%), 7.38%, 06/18/2020 (x) (y) (aa)	1,063
EUR	1,800	Bankia SA, (Spain), Reg. S, (EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/2027 (aa)	2,258
GBP	1,600	Barclays plc, (United Kingdom), Reg. S, (GBP Swap 5 Year + 6.46%), 7.25%, 03/15/2023 (x) (y) (aa)	2,350
	243	CIT Group, Inc., 5.00%, 08/15/2022	260
		Citigroup, Inc.,
	4,375	1.70%, 04/27/2018	4,372
	3,660	3.20%, 10/21/2026	3,604
	1,890	3.70%, 01/12/2026	1,937
	3,355	4.30%, 11/20/2026	3,492
	200	(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 01/30/2023 (x) (y) (aa)	215
	1,650	Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019 (x) (y) (aa)	1,712
	3,421	Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	3,584
EUR	1,700	Commerzbank AG, (Germany), 7.75%, 03/16/2021	2,473
	1,810	Credit Agricole SA, (France), (USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (e) (x) (y) (aa)	2,173
EUR	1,600	Danske Bank A/S, (Denmark), Reg. S, (EUR Swap Annual 5 Year + 5.47%), 5.88%, 04/06/2022 (x) (y) (aa)	2,159
	3,000	HSBC Holdings plc, (United Kingdom), (USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 03/30/2025 (x) (y) (aa)	3,240

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Banks — continued
		ING Groep NV, (Netherlands),
EUR	3,800	(EUR Swap Annual 5 Year + 2.85%), 3.00%, 04/11/2028 (aa)	4,975
	2,301	Reg. S, (USD Swap Semi 5 Year + 5.12%), 6.87%, 04/16/2022 (x) (y) (aa)	2,519
EUR	4,549	Intesa Sanpaolo SpA, (Italy), Reg. S, 6.63%, 09/13/2023	6,861
		Lloyds Banking Group plc, (United Kingdom),
	2,500	4.65%, 03/24/2026	2,636
EUR	3,650	Reg. S, (EUR Swap Annual 5 Year + 5.29%), 6.37%, 06/27/2020 (x) (y) (aa)	4,773
		Royal Bank of Scotland Group plc, (United Kingdom),
	930	6.13%, 12/15/2022	1,025
	900	(USD Swap Semi 5 Year + 7.60%), 8.63%, 08/15/2021 (x) (y) (aa)	1,015
	3,354	Societe Generale SA, (France), (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 09/29/2025 (e) (x) (y) (aa)	3,912
	2,785	Toronto-Dominion Bank (The), (Canada), (USD Swap Semi 5 Year + 2.21%), 3.62%, 09/15/2031 (aa)	2,761
		Wells Fargo & Co.,
	2,805	2.50%, 03/04/2021	2,804
	2,840	(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/2028 (aa)	2,871

			88,048

		Capital Markets — 3.6%
	6,000	A10 Revolving Asset Financing LLC, + 0.00%), 6.24%, 01/09/2020 (aa) (bb)	6,000
EUR	1,020	Credit Suisse AG, (Switzerland), Reg. S, (EUR Swap Annual 5 Year + 4.00%), 5.75%, 09/18/2025 (aa)	1,378
		Credit Suisse Group AG, (Switzerland),
	3,330	4.28%, 01/09/2028 (e)	3,452
	3,910	(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (e) (x) (y) (aa)	4,481
		Goldman Sachs Group, Inc. (The),
	5,600	2.63%, 04/25/2021	5,597
	6,070	3.85%, 07/08/2024	6,292
	3,500	4.25%, 10/21/2025	3,655
	995	Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	1,030
	8,695	Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (x) (y) (aa)	8,630
	62	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	64
		Morgan Stanley,
	5,380	2.63%, 11/17/2021	5,368
	5,875	3.13%, 07/27/2026	5,765
	1,360	(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)	1,380
	300	4.38%, 01/22/2047	320
	2,020	Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 07/15/2020 (x) (y) (aa)	2,104
		UBS AG, (Switzerland),
	8,484	Reg. S, (USD Swap Semi 5 Year + 3.77%), 4.75%, 05/22/2023 (aa)	8,567
	3,815	Reg. S, 5.13%, 05/15/2024	4,043
		UBS Group AG, (Switzerland),
EUR	1,700	Reg. S, (EUR Swap Annual 5 Year + 5.29%), 5.75%, 02/19/2022 (x) (y) (aa)	2,310
	2,682	Reg. S, (USD Swap Semi 5 Year + 5.46%), 7.13%, 02/19/2020 (x) (y) (aa)	2,855

			73,291

		Consumer Finance — 1.4%
		AerCap Ireland Capital DAC, (Netherlands),
	1,521	3.65%, 07/21/2027	1,493
	4,576	4.63%, 10/30/2020	4,813
	937	4.63%, 07/01/2022	997
	284	5.00%, 10/01/2021	304
		Ally Financial, Inc.,
	1,475	4.13%, 02/13/2022	1,522
	602	4.63%, 05/19/2022	634
	200	8.00%, 11/01/2031	265
	2,260	Capital One Financial Corp., 3.75%, 07/28/2026	2,239
		General Motors Financial Co., Inc.,
	3,795	3.25%, 05/15/2018	3,818
	1,725	3.95%, 04/13/2024	1,768
	6,870	4.00%, 10/06/2026	6,930
	325	ILFC E-Capital Trust II, (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.61%, 12/21/2065 (e) (aa)	313

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Consumer Finance — continued
EUR	600	Lincoln Finance Ltd., (Netherlands), Reg. S, 6.88%, 04/15/2021	750
	1,345	Synchrony Financial, 3.70%, 08/04/2026	1,323

			27,169

		Diversified Financial Services — 0.9%
	316	ACE Cash Express, Inc., 11.00%, 02/01/2019 (e)	316
	415	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	394
		EDP Finance BV, (Portugal),
	3,560	3.63%, 07/15/2024 (e)	3,580
	5,475	5.25%, 01/14/2021 (e)	5,884
EUR	300	ProGroup AG, (Germany), Reg. S, 5.13%, 05/01/2022	371
	3,530	Shell International Finance BV, (Netherlands), 4.13%, 05/11/2035	3,778
	3,385	Siemens Financieringsmaatschappij NV, (Germany), 2.35%, 10/15/2026 (e)	3,183
EUR	900	Worldpay Finance plc, (United Kingdom), Reg. S, 3.75%, 11/15/2022	1,186

			18,692

		Insurance — 1.0%
		American International Group, Inc.,
	2,515	3.90%, 04/01/2026	2,592
	2,626	4.13%, 02/15/2024	2,770
	2,374	4.88%, 06/01/2022	2,573
	4,320	MetLife, Inc., 6.40%, 12/15/2036	4,979
		Prudential Financial, Inc.,
	1,450	4.60%, 05/15/2044	1,610
	5,495	(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 09/15/2042 (aa)	6,024

			20,548

		Thrifts & Mortgage Finance — 0.2%
	2,870	BPCE SA, (France), 5.70%, 10/22/2023 (e)	3,183
	232	Ladder Capital Finance Holdings LLLP, 5.25%, 03/15/2022 (e)	240

			3,423

		Total Financials	231,171

		Health Care — 3.9%
		Biotechnology — 0.0% (g)
	675	Gilead Sciences, Inc., 4.15%, 03/01/2047	693

		Health Care Equipment & Supplies — 0.5%
EUR	1,000	Auris Luxembourg II SA, (Luxembourg), Reg. S, 8.00%, 01/15/2023	1,244
	1,600	Avantor, Inc., 6.00%, 10/01/2024 (e)	1,604
	1,250	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	1,184
	2,665	Hill-Rom Holdings, Inc., 5.75%, 09/01/2023 (e)	2,792
	815	Hologic, Inc., 4.38%, 10/15/2025 (e)	833
	2,065	Kinetic Concepts, Inc., 7.88%, 02/15/2021 (e)	2,163
	270	Mallinckrodt International Finance SA, 5.50%, 04/15/2025 (e)	227

			10,047

		Health Care Providers & Services — 2.0%
	600	Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	619
	2,000	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	1,945
	295	Centene Corp., 4.75%, 01/15/2025	303
		Community Health Systems, Inc.,
	19	5.13%, 08/01/2021	18
	151	6.25%, 03/31/2023	141
	120	6.88%, 02/01/2022	72
	110	7.13%, 07/15/2020	86
	675	Envision Healthcare Corp., 5.63%, 07/15/2022	687
		HCA, Inc.,
	1,000	5.25%, 06/15/2026	1,060
	8,610	5.38%, 02/01/2025	8,933
	1,150	5.88%, 05/01/2023	1,225
	3,440	5.88%, 02/15/2026	3,659
	4,207	7.50%, 02/15/2022	4,749
		HealthSouth Corp.,
	1,350	5.75%, 11/01/2024	1,382
	1,000	5.75%, 09/15/2025	1,037
	1,970	Kindred Healthcare, Inc., 8.75%, 01/15/2023	1,970
EUR	500	Synlab Bondco plc, (United Kingdom), Reg. S, 6.25%, 07/01/2022	631
	484	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	438
		Tenet Healthcare Corp.,
	340	4.38%, 10/01/2021	340
	1,000	4.50%, 04/01/2021	1,006
	110	6.00%, 10/01/2020	116
	3,500	6.75%, 06/15/2023	3,273
	4,675	7.50%, 01/01/2022 (e)	4,932

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Health Care Providers & Services — continued
	1,095	8.13%, 04/01/2022	1,084

			39,706

		Health Care Technology — 0.1%
		Quintiles IMS, Inc.,
	1,250	5.00%, 10/15/2026 (e)	1,309
EUR	1,000	Reg. S, 3.50%, 10/15/2024	1,248

			2,557

		Life Sciences Tools & Services — 0.1%
	2,170	Thermo Fisher Scientific, Inc., 2.95%, 09/19/2026	2,107

		Pharmaceuticals — 1.2%
	1,335	Allergan Funding SCS, 4.85%, 06/15/2044	1,409
	325	Endo Dac, 6.00%, 07/15/2023 (e)	249
	1,212	inVentiv Group Holdings, Inc., 7.50%, 10/01/2024 (e)	1,330
	3,095	Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/2021	3,045
	4,668	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.15%, 10/01/2026	3,917
		Valeant Pharmaceuticals International, Inc.,
	6,930	5.88%, 05/15/2023 (e)	6,055
	1,155	6.13%, 04/15/2025 (e)	990
	520	6.38%, 10/15/2020 (e)	520
	730	6.50%, 03/15/2022 (e)	767
	350	6.75%, 08/15/2021 (e)	341
	2,225	7.00%, 03/15/2024 (e)	2,384
	3,000	7.50%, 07/15/2021 (e)	2,970

			23,977

		Total Health Care	79,087

		Industrials — 3.3%
		Aerospace & Defense — 0.5%
	545	Arconic, Inc., 5.90%, 02/01/2027	608
	466	Bombardier, Inc., (Canada), 8.75%, 12/01/2021 (e)	515
	1,920	KLX, Inc., 5.88%, 12/01/2022 (e)	2,006
	750	Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025 (e)	771
EUR	500	Leonardo SpA, (Italy), 4.88%, 03/24/2025	726
	2,250	Rockwell Collins, Inc., 3.50%, 03/15/2027	2,280
	412	TransDigm, Inc., 6.50%, 07/15/2024	421
		Triumph Group, Inc.,
	1,370	4.88%, 04/01/2021	1,346
	525	7.75%, 08/15/2025 (e)	566

			9,239

		Air Freight & Logistics — 0.1%
	2,720	XPO Logistics, Inc., 6.50%, 06/15/2022 (e)	2,842

		Airlines — 0.2%
	4,039	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	4,214

		Building Products — 0.4%
	1,934	James Hardie International Finance DAC, (Ireland), 5.88%, 02/15/2023 (e)	2,033
		Masco Corp.,
	1,590	3.50%, 11/15/2027	1,569
	1,173	4.38%, 04/01/2026	1,237
	1,770	Owens Corning, 4.30%, 07/15/2047	1,716
	1,250	RSI Home Products, Inc., 6.50%, 03/15/2023 (e)	1,294

			7,849

		Commercial Services & Supplies — 0.4%
	2,280	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	2,374
	635	ADT Corp. (The), 4.13%, 06/15/2023	642
	1,300	Clean Harbors, Inc., 5.13%, 06/01/2021	1,316
	255	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.36%, 12/21/2065 (e) (aa)	245
	655	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	723
EUR	500	SPIE SA, (France), Reg. S, 3.13%, 03/22/2024	623
EUR	963	Verisure Holding AB, (Sweden), Reg. S, 6.00%, 11/01/2022	1,226

			7,149

		Construction & Engineering — 0.0% (g)
	205	MasTec, Inc., 4.88%, 03/15/2023	208

		Electrical Equipment — 0.1%
	950	General Cable Corp., 5.75%, 10/01/2022	971
EUR	550	NEW Areva Holding SA, (France), 4.38%, 11/06/2019	701
	750	Sensata Technologies BV, 4.88%, 10/15/2023 (e)	783

			2,455

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Industrial Conglomerates — 0.1%
	1,710	Roper Technologies, Inc., 3.80%, 12/15/2026	1,758

		Machinery — 0.4%
EUR	250	Galapagos SA, (Luxembourg), Reg. S, 5.38%, 06/15/2021	292
		Novelis Corp.,
	92	5.88%, 09/30/2026 (e)	96
	1,113	6.25%, 08/15/2024 (e)	1,175
	1,680	SPX FLOW, Inc., 5.63%, 08/15/2024 (e)	1,768
	114	Tennant Co., 5.63%, 05/01/2025 (e)	119
	3,420	Welbilt, Inc., 9.50%, 02/15/2024	3,890

			7,340

		Marine — 0.0% (g)
EUR	300	Hapag-Lloyd AG, (Germany), Reg. S, 6.75%, 02/01/2022	383

		Professional Services — 0.0% (g)
	200	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	207
EUR	350	La Financiere Atalian SAS, (France), Reg. S, 4.00%, 05/15/2024	437

			644

		Road & Rail — 0.8%
	734	Ashtead Capital, Inc., (United Kingdom), 5.63%, 10/01/2024 (e)	778
		Avis Budget Car Rental LLC,
	2,440	5.50%, 04/01/2023	2,485
	1,380	6.38%, 04/01/2024 (e)	1,418
EUR	800	Europcar Groupe SA, (France), Reg. S, 5.75%, 06/15/2022	998
		Herc Rentals, Inc.,
	425	7.50%, 06/01/2022 (e)	458
	1,280	7.75%, 06/01/2024 (e)	1,402
		Hertz Corp. (The),
	2,550	6.25%, 10/15/2022	2,435
	3,000	7.38%, 01/15/2021	3,008
	1,865	7.63%, 06/01/2022 (e)	1,925
EUR	450	Loxam SAS, (France), Reg. S, 4.25%, 04/15/2024	573

			15,480

		Trading Companies & Distributors — 0.3%
	2,000	HD Supply, Inc., 5.75%, 04/15/2024 (e)	2,130
		Rexel SA, (France),
EUR	200	Reg. S, 2.63%, 06/15/2024	246
EUR	600	Reg. S, 3.50%, 06/15/2023	751
		United Rentals North America, Inc.,
	475	5.75%, 11/15/2024	501
	2,100	5.88%, 09/15/2026	2,260

			5,888

		Total Industrials	65,449

		Information Technology — 3.2%
		Communications Equipment — 0.5%
		Avaya, Inc.,
	265	7.00%, 04/01/2019 (d) (e)	203
	64	10.50%, 03/01/2021 (d) (e)	4
	3,515	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	3,761
	99	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	75
	3,705	Harris Corp., 4.85%, 04/27/2035	4,092
	1,240	Riverbed Technology, Inc., 8.88%, 03/01/2023 (e)	1,167
EUR	500	Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.88%, 03/01/2024	584
	5	ViaSat, Inc., 5.63%, 09/15/2025 (e)	5

			9,891

		Electronic Equipment, Instruments & Components — 0.1%
	2,000	Anixter, Inc., 5.50%, 03/01/2023	2,153

		Internet Software & Services — 0.2%
	32	GTT Communications, Inc., 7.88%, 12/31/2024 (e)	34
	1,595	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	1,711
	15	VeriSign, Inc., 4.75%, 07/15/2027	15
		Zayo Group LLC,
	40	5.75%, 01/15/2027 (e)	41
	2,795	6.00%, 04/01/2023	2,914

			4,715

		IT Services — 0.5%
	415	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	421
	185	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	174
		First Data Corp.,
	750	5.38%, 08/15/2023 (e)	778
	8,485	5.75%, 01/15/2024 (e)	8,803

			10,176

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Semiconductors & Semiconductor Equipment — 0.7%
	3,065	Amkor Technology, Inc., 6.63%, 06/01/2021	3,122
		Analog Devices, Inc.,
	1,450	3.50%, 12/05/2026	1,459
	380	4.50%, 12/05/2036	394
	970	Entegris, Inc., 4.63%, 02/10/2026 (e)	990
	970	Intel Corp., 3.15%, 05/11/2027	982
	460	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	479
	744	Microsemi Corp., 9.13%, 04/15/2023 (e)	842
	1,825	NXP BV, (Netherlands), 5.75%, 03/15/2023 (e)	1,889
	3,676	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	3,998

			14,155

		Software — 0.6%
	107	CURO Financial Technologies Corp., 12.00%, 03/01/2022 (e)	118
	1,250	Infor Software Parent LLC, 7.13% (cash), 05/01/2021 (e) (v)	1,281
	4,450	Infor US, Inc., 6.50%, 05/15/2022	4,583
	890	Informatica LLC, 7.13%, 07/15/2023 (e)	908
	21	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	22
	3,820	Oracle Corp., 4.00%, 07/15/2046	3,946
	790	Veritas US, Inc., 7.50%, 02/01/2023 (e)	830

			11,688

		Technology Hardware, Storage & Peripherals — 0.6%
	2,015	Apple, Inc., 3.35%, 02/09/2027	2,059
	3,625	Dell International LLC, 6.02%, 06/15/2026 (e)	3,982
		Western Digital Corp.,
	3,510	7.38%, 04/01/2023 (e)	3,817
	1,600	10.50%, 04/01/2024	1,857

			11,715

		Total Information Technology	64,493

		Materials — 1.8%
		Chemicals — 0.9%
	350	Ashland LLC, 4.75%, 08/15/2022	365
EUR	250	Axalta Coating Systems LLC, Reg. S, 4.25%, 08/15/2024	320
	1,725	CF Industries, Inc., 4.50%, 12/01/2026 (e)	1,802
		Chemours Co. (The),
	945	6.63%, 05/15/2023	999
	150	7.00%, 05/15/2025	164
	407	Gates Global LLC, 6.00%, 07/15/2022 (e)	416
	1,230	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	1,370
	740	Hexion, Inc., 6.63%, 04/15/2020	653
	600	Huntsman International LLC, 5.13%, 11/15/2022	647
EUR	900	INEOS Finance plc, (Luxembourg), Reg. S, 4.00%, 05/01/2023	1,105
	2,220	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	2,314
EUR	300	Kronos International, Inc., Reg. S, 3.75%, 09/15/2025	372
	1,040	NOVA Chemicals Corp., (Canada), 5.25%, 06/01/2027 (e)	1,048
	400	PolyOne Corp., 5.25%, 03/15/2023	429
EUR	1,000	PSPC Escrow Corp., Reg. S, 6.00%, 02/01/2023	1,246
	1,350	Rain CII Carbon LLC, 7.25%, 04/01/2025 (e)	1,482
	2,230	Scotts Miracle-Gro Co. (The), 6.00%, 10/15/2023	2,372
	800	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	835
	400	Westlake Chemical Corp., 4.88%, 05/15/2023	417

			18,356

		Construction Materials — 0.0% (g)
	771	Cemex SAB de CV, (Mexico), 7.75%, 04/16/2026 (e)	875

		Containers & Packaging — 0.6%
		Ardagh Packaging Finance plc, (Ireland),
	1,870	6.00%, 02/15/2025 (e)	1,987
	965	7.25%, 05/15/2024 (e)	1,056
EUR	300	Reg. S, 2.75%, 03/15/2024	368
EUR	900	Reg. S, 6.75%, 05/15/2024	1,188
EUR	800	Ball Corp., 4.38%, 12/15/2023	1,100
EUR	700	Crown European Holdings SA, Reg. S, 4.00%, 07/15/2022	940
		Horizon Holdings I SAS, (France),
EUR	450	Reg. S, 7.25%, 08/01/2023	570
	3,170	Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	3,224

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Containers & Packaging — continued
EUR	1,250	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.75%, 02/15/2023	1,558
EUR	350	Silgan Holdings, Inc., Reg. S, 3.25%, 03/15/2025	433

			12,424

		Metals & Mining — 0.2%
		AK Steel Corp.,
	90	7.00%, 03/15/2027	89
	84	7.50%, 07/15/2023	91
	200	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	220
		ArcelorMittal, (Luxembourg),
	462	6.75%, 02/25/2022	522
EUR	500	Reg. S, 3.13%, 01/14/2022	651
GBP	100	BHP Billiton Finance Ltd., (Australia), Reg. S, (GBP Swap 5 Year + 4.82%), 6.50%, 10/22/2077 (aa)	158
	526	Freeport-McMoRan, Inc., 3.55%, 03/01/2022	519
	60	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	64
EUR	125	Nyrstar Netherlands Holdings BV, (Belgium), Reg. S, 6.88%, 03/15/2024	158
	151	Steel Dynamics, Inc., 5.00%, 12/15/2026	159
	237	Teck Resources Ltd., (Canada), 6.13%, 10/01/2035	267

			2,898

		Paper & Forest Products — 0.1%
EUR	802	Smurfit Kappa Acquisitions ULC, (Ireland), Reg. S, 3.25%, 06/01/2021	1,035

		Total Materials	35,588

		Real Estate — 1.1%
		Equity Real Estate Investment Trusts (REITs) — 1.1%
	2,000	American Tower Corp., 3.13%, 01/15/2027	1,916
		CyrusOne LP,
	106	5.00%, 03/15/2024 (e)	110
	65	5.38%, 03/15/2027 (e)	68
		Equinix, Inc.,
EUR	400	2.88%, 10/01/2025	486
	925	5.88%, 01/15/2026	1,003
	1,005	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	1,023
		GEO Group, Inc. (The),
	500	5.13%, 04/01/2023	503
	1,000	5.88%, 01/15/2022	1,031
	840	5.88%, 10/15/2024	869
	110	Iron Mountain, Inc., 5.75%, 08/15/2024	113
	2,810	Liberty Property LP, 3.38%, 06/15/2023	2,842
	3,055	Realty Income Corp., 3.00%, 01/15/2027	2,901
	530	RHP Hotel Properties LP, 5.00%, 04/15/2023	545
	1,120	SBA Communications Corp., 4.88%, 09/01/2024	1,159
	3,565	Uniti Group LP, 6.00%, 04/15/2023 (e)	3,521
	2,865	VEREIT Operating Partnership LP, 4.60%, 02/06/2024	2,999
		VICI Properties 1 LLC,
	161	(ICE LIBOR USD 3 Month + 3.50%, 4.50% Floor), 4.85%, 10/15/2022 (aa)	162
	579	8.00%, 10/15/2023	644

		Total Real Estate	21,895

		Telecommunication Services — 4.8%
		Diversified Telecommunication Services — 3.4%
		AT&T, Inc.,
	1,770	3.90%, 08/14/2027	1,758
	640	4.80%, 06/15/2044	621
	840	5.15%, 02/14/2050	831
	1,195	5.25%, 03/01/2037	1,244
		CCO Holdings LLC,
	2,280	5.13%, 05/01/2027 (e)	2,259
	3,700	5.38%, 05/01/2025 (e)	3,797
	70	5.50%, 05/01/2026 (e)	71
	10,435	5.75%, 02/15/2026 (e)	10,826
	685	5.88%, 04/01/2024 (e)	718
EUR	500	Cellnex Telecom SA, (Spain), Reg. S, 2.38%, 01/16/2024	609
	3,605	CenturyLink, Inc., Series W, 6.75%, 12/01/2023	3,473
	130	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	126

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Diversified Telecommunication Services — continued
	2,000	Cogent Communications Finance, Inc., 5.63%, 04/15/2021 (e)	2,030
	82	Consolidated Communications, Inc., 6.50%, 10/01/2022	75
EUR	1,000	eircom Finance DAC, (Ireland), Reg. S, 4.50%, 05/31/2022	1,234
	796	Embarq Corp., 8.00%, 06/01/2036	756
		Frontier Communications Corp.,
	3,250	6.88%, 01/15/2025	2,226
	156	9.25%, 07/01/2021	126
	62	10.50%, 09/15/2022	49
	147	11.00%, 09/15/2025	113
	804	GCI, Inc., 6.75%, 06/01/2021	818
		Intelsat Jackson Holdings SA, (Luxembourg),
	2,961	5.50%, 08/01/2023	2,424
	1,420	7.25%, 10/15/2020	1,342
	2,120	7.50%, 04/01/2021	1,974
	1,927	8.00%, 02/15/2024 (e)	2,038
		Level 3 Financing, Inc.,
	376	5.38%, 08/15/2022	381
	2,275	5.38%, 05/01/2025	2,282
	94	5.63%, 02/01/2023	95
EUR	800	OTE plc, (Greece), Reg. S, 3.50%, 07/09/2020	1,004
		SFR Group SA, (France),
	1,585	6.00%, 05/15/2022 (e)	1,598
EUR	900	Reg. S, 5.63%, 05/15/2024	1,100
		Sprint Capital Corp.,
	250	6.88%, 11/15/2028	257
	6,020	8.75%, 03/15/2032	6,951
		Telecom Italia Capital SA, (Italy),
	124	6.00%, 09/30/2034	138
	218	6.38%, 11/15/2033	252
	80	7.20%, 07/18/2036	99
	38	7.72%, 06/04/2038	49
		Telecom Italia SpA, (Italy),
EUR	800	Reg. S, 3.25%, 01/16/2023	1,055
EUR	1,100	Reg. S, 3.63%, 05/25/2026	1,480
	1,720	Telefonica Emisiones SAU, (Spain), 5.21%, 03/08/2047	1,889
		Verizon Communications, Inc.,
	1,710	3.85%, 11/01/2042	1,517
	1,300	4.86%, 08/21/2046	1,327
EUR	700	Virgin Media Finance plc, (United Kingdom), Reg. S, 4.50%, 01/15/2025	875
	1,595	Virgin Media Secured Finance plc, (United Kingdom), 5.50%, 08/15/2026 (e)	1,665
		Windstream Services LLC,
	240	6.38%, 08/01/2023	162
	2,448	7.50%, 06/01/2022	1,812
	1,439	7.75%, 10/01/2021	1,115

			68,641

		Wireless Telecommunication Services — 1.4%
EUR	200	Crystal Almond SARL, (Greece), Reg. S, 10.00%, 11/01/2021	270
		Hughes Satellite Systems Corp.,
	269	5.25%, 08/01/2026	273
	57	6.63%, 08/01/2026	60
EUR	1,000	Matterhorn Telecom SA, (Luxembourg), Reg. S, 3.88%, 05/01/2022	1,218
	200	SoftBank Group Corp., (Japan), 4.50%, 04/15/2020 (e)	205
		Sprint Communications, Inc.,
	210	6.00%, 11/15/2022	212
	188	7.00%, 03/01/2020 (e)	201
	126	7.00%, 08/15/2020	135
		Sprint Corp.,
	83	7.13%, 06/15/2024	86
	194	7.25%, 09/15/2021	206
	3,365	7.63%, 02/15/2025	3,574
	7,664	7.88%, 09/15/2023	8,258
		Telefonica Europe BV, (Spain),
EUR	500	Reg. S, (EUR Swap Annual 10 Year + 4.30%), 5.88%, 03/31/2024 (x) (y) (aa)	694
EUR	2,500	Reg. S, (EUR Swap Annual 5 Year + 5.04%), 6.50%, 09/18/2018 (x) (y) (aa)	3,112
EUR	400	Reg. S, (EUR Swap Annual 8 Year + 5.59%), 7.63%, 09/18/2021 (x) (y) (aa)	571
		T-Mobile USA, Inc.,
	2,295	6.50%, 01/15/2024	2,435
	3,115	6.50%, 01/15/2026	3,414
	190	6.63%, 04/01/2023	199
	108	6.84%, 04/28/2023	113
	1,000	United States Cellular Corp., 6.70%, 12/15/2033	1,050

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Wireless Telecommunication Services — continued
	790	Wind Tre SpA, (Italy), 5.00%, 01/20/2026 (e)	757

			27,043

		Total Telecommunication Services	95,684

		Utilities — 2.0%
		Electric Utilities — 1.5%
EUR	500	EDP - Energias de Portugal SA, (Portugal), Reg. S, (EUR Swap Annual 5 Year + 5.04%), 5.38%, 09/16/2075 (aa)	662
	3,130	Emera US Finance LP, (Canada), 3.55%, 06/15/2026	3,137
		Enel Finance International NV, (Italy),
	4,620	2.88%, 05/25/2022 (e)	4,611
	2,675	3.50%, 04/06/2028 (e)	2,607
GBP	600	Reg. S, 5.63%, 08/14/2024	981
		Enel SpA, (Italy),
EUR	450	Reg. S, (EUR Swap Annual 5 Year + 3.65%), 5.00%, 01/15/2075 (aa)	581
EUR	2,544	Reg. S, (EUR Swap Annual 5 Year + 5.24%), 6.50%, 01/10/2074 (aa)	3,224
	3,135	Entergy Corp., 2.95%, 09/01/2026	3,037
	2,385	FirstEnergy Corp., Series B, 3.90%, 07/15/2027	2,433
	3,790	FirstEnergy Transmission LLC, 5.45%, 07/15/2044 (e)	4,429
	3,355	ITC Holdings Corp., 3.25%, 06/30/2026	3,325
	2,500	Texas Competitive Electric Holdings Co. LLC, 8.50%, 05/01/2020 (bb)	13

			29,040

		Gas Utilities — 0.0% (g)
	92	AmeriGas Partners LP, 5.75%, 05/20/2027	93

		Independent Power and Renewable Electricity Producers — 0.2%
		AES Corp.,
	183	5.13%, 09/01/2027	189
	1,275	5.50%, 04/15/2025	1,343
	599	Calpine Corp., 5.75%, 01/15/2025	576
	890	Dynegy, Inc., 7.63%, 11/01/2024	969
	1,470	Exelon Generation Co. LLC, 2.95%, 01/15/2020	1,486
		GenOn Energy, Inc.,
	20	9.50%, 10/15/2018 (d)	14
	375	9.88%, 10/15/2020 (d)	265

			4,842

		Multi-Utilities — 0.3%
	1,415	CMS Energy Corp., 2.95%, 02/15/2027	1,361
GBP	1,800	NGG Finance plc, (United Kingdom), Reg. S, (GBP Swap 12 Year + 3.48%), 5.63%, 06/18/2073 (aa)	2,754
	1,625	NiSource Finance Corp., 4.38%, 05/15/2047	1,735

			5,850

		Total Utilities	39,825

		Total Corporate Bonds (Cost $883,571)	899,502

	Foreign Government Securities — 8.7%
BRL	60,600	Brazil Notas do Tesouro Nacional, (Brazil), 10.00%, 01/01/2021	18,874
		Japan Government Bond, (Japan),
JPY	3,795,000	0.10%, 12/15/2018	33,813
JPY	4,669,739	0.10%, 03/10/2026	43,546
IDR	522,445,000	Republic of Indonesia, (Indonesia), 8.25%, 05/15/2036	42,498
		Russian Federation, (Russia),
RUB	1,100,000	7.10%, 10/16/2024	18,548
RUB	1,036,000	7.75%, 09/16/2026	18,083

		Total Foreign Government Securities (Cost $173,905)	175,362

	Private Placement — 1.0%
		Commercial Loan — 1.0%
	20,000	Park West Shopping Center, 4.70%, 01/06/2019 (bb)
		(Cost $20,000)	20,000

	U.S. Treasury Obligations — 8.9%
	28,850	U.S. Treasury Bonds, 3.00%, 05/15/2047	29,763
	48,600	U.S. Treasury Inflation Linked Bonds, 1.00%, 02/15/2046	52,022
	97,295	U.S. Treasury Notes, 2.38%, 05/15/2027	96,865

		Total U.S. Treasury Obligations (Cost $181,450)	178,650

SHARES
	Common Stocks — 0.2%
		Consumer Discretionary — 0.1%
		Hotels, Restaurants & Leisure — 0.1%
	78	Caesars Entertainment Corp. (a)	1,032

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — continued
		Financials — 0.0% (g)
		Capital Markets — 0.0% (g)
6		Goodman Private (a) (bb)	–	(h)
24		UCI Holdings LLC, (New Zealand) (a) (bb)	434

		Total Financials	434

		Real Estate — 0.1%
		Real Estate Management & Development — 0.1%
28		VICI Properties LP (a) (bb)	547
104		VICI Properties, Inc. (a)	2,064

		Total Real Estate	2,611

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
27		NII Holdings, Inc. (a)	7

		Utilities — 0.0% (g)
		Independent Power and Renewable Electricity Producers — 0.0% (g)
29		Vistra Energy Corp. Total Common Stocks (Cost $4,210)	542

			4,626

Preferred Stocks — 0.0% (g)
		Financials — 0.0% (g)
		Capital Markets — 0.0% (g)
7		Goodman Private Preferred Shares (a) (bb)	24

		Insurance — 0.0% (g)
–	(h)	XLIT Ltd., (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 4.48%, 01/02/2018 ($1,000 par value) (aa) @	392

		Total Preferred Stocks (Cost $368)	416

PRINCIPAL AMOUNT
Loan Assignments — 0.7% (cc)
		Consumer Discretionary — 0.4%
		Diversified Consumer Services — 0.0% (g)
627		Spin Holdco, Inc., Term Loan B, (ICE LIBOR USD 2 Month + 3.75%), 5.15%, 11/14/2022 (aa)	632

		Hotels, Restaurants & Leisure — 0.2%
108		Golden Nugget, Inc., 1st Lien Term Loan, (LIBOR + 3.25%), 4.66%, 10/04/2023 (aa)	109
3,331		Lila Mexican Holdings LLC, Tranche B, (ICE LIBOR USD 1 Month + 3.00%), 4.25%, 08/11/2022 (aa) (bb)	3,282

			3,391

		Media — 0.2%
400		iHeartCommunications, Inc., Term Loan D, (ICE LIBOR USD 3 Month + 6.75%), 8.08%, 01/30/2019 (aa)	301
949		iHeartCommunications, Inc., Tranche E Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 8.83%, 07/30/2019 (aa)	710
200		Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 12/27/2020 (aa)	200
2,165		Univision Communications, Inc., 1st Lien Term Loan C-5, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 03/15/2024 (aa)	2,149

			3,360

		Specialty Retail — 0.0% (g)
621		PetSmart, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.34%, 03/11/2022 (aa)	534

		Total Consumer Discretionary	7,917

		Consumer Staples — 0.1%
		Food & Staples Retailing — 0.0% (g)
881		Albertsons LLC, 1st Lien Term Loan B-6, (ICE LIBOR USD 3 Month + 3.00%), 4.46%, 06/22/2023 (aa)	856
471		Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.35%, 11/29/2023 (aa)	372

			1,228

		Food Products — 0.1%
1,262		Dole Food Co., 1st Lien Term Loan B, (LIBOR + 2.75%), 6.00%, 04/06/2024 (aa)	1,266

		Total Consumer Staples	2,494

		Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
666		National Mentor Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 01/31/2021 (aa)	669

		Pharmaceuticals — 0.0% (g)
84		Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 10/21/2021 (aa)	68

		Total Health Care	737

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
20	MacDonald Dettwiler and Associates Ltd., Term Loan B, (Canada), (ICE LIBOR USD 3 Month + 2.75%), 4.10%, 10/04/2024 (aa)	20

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
103	Avaya, Inc., DIP Term Loan, (1 Week LIBOR + 7.50%), 8.70%, 01/24/2018 (d) (aa)	102
60	Avaya, Inc., Term Loan B-3 Extending Tranche, (ICE LIBOR USD 3 Month + 4.50%), 5.87%, 01/26/2018 (d) (aa)	46
169	Avaya, Inc., Term Loan B-7, (ICE LIBOR USD 3 Month + 5.25%), 6.62%, 05/29/2020 (d) (aa)	129

		277

	IT Services — 0.1%
1,237	First Data Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.56%, 04/26/2024 (aa)	1,237

	Total Information Technology	1,514

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
336	Gemini HDPE LLC, Advance, (ICE LIBOR USD 3 Month + 3.00%), 4.38%, 08/06/2021 (aa)	336

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
643	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 4.99%, 10/02/2024 (aa)	651
160	Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 10/05/2023 (aa)	157

	Total Telecommunication Services	808

	Total Loan Assignments (Cost $14,325)	13,826

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
42	Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $–)	36

SHARES
Short-Term Investment — 6.9%
	Investment Company — 6.9%
138,608	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) † (Cost $138,636)	138,636

	Total Investments — 99.4% (Cost $1,976,571)	1,998,143
	Other Assets in Excess of Liabilities — 0.6%	11,545

	NET ASSETS — 100.0%	$2,009,688

Percentages indicated are based on net assets.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	175	12/2017	EUR	27,393	— (h)
Euro-Bund	90	12/2017	EUR	17,431	52
Euro-Buxl	26	12/2017	EUR	5,172	39
U.S. Treasury 2 Year Note	4	03/2018	USD	858	— (h)
U.S. Treasury 5 Year Note	345	03/2018	USD	40,141	(60)
U.S. Treasury Long Bond	10	03/2018	USD	1,517	(12)
U.S. Treasury Ultra Bond	247	03/2018	USD	40,685	(344)

					(325)

Short Contracts
Euro-Bund	(469)	12/2017	EUR	(90,835)	(329)
Japan 10 Year Bond	(38)	12/2017	JPY	(50,960)	64
Long Gilt	(25)	03/2018	GBP	(4,179)	18
U.S. Treasury 5 Year Note	(1,526)	03/2018	USD	(177,553)	331
U.S. Treasury 10 Year Note	(2,131)	03/2018	USD	(264,344)	813
U.S. Treasury 10 Year Ultra Note	(74)	03/2018	USD	(9,851)	33
U.S. Treasury Long Bond	(331)	03/2018	USD	(50,198)	413
U.S. Treasury Ultra Bond	(1,006)	03/2018	USD	(165,707)	1,967
3 Month Eurodollar	(1,989)	12/2019	USD	(485,987)	81

					3,391

					3,066

Forward foreign currency exchange contracts outstanding as of November 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	132	USD	157	Goldman Sachs International	01/16/2018	1
EUR	1,623	USD	1,892	National Australia Bank Ltd.	01/16/2018	46
EUR	241	USD	283	Royal Bank of Canada	01/16/2018	5
JPY	6,762,293	USD	59,847	Goldman Sachs International	01/16/2018	396
USD	18,768	CAD	23,929	HSBC Bank, NA	01/16/2018	207
USD	106	EUR	89	Royal Bank of Canada	01/16/2018	— (h)
USD	6,106	TRY	24,194	HSBC Bank, NA	01/16/2018	12
ZAR	215,223	USD	15,007	Barclays Bank plc	01/16/2018	572
ZAR	24,443	USD	1,711	HSBC Bank, NA	01/16/2018	58

Total unrealized appreciation						1,297

TRY	22,554	USD	5,766	BNP Paribas	01/16/2018	(86)
TRY	1,640	USD	419	Royal Bank of Canada	01/16/2018	(6)
USD	4,433	EUR	3,730	Citibank, NA	01/16/2018	(20)
USD	151	EUR	128	Royal Bank of Canada	01/16/2018	(1)
USD	95,137	EUR	81,251	Standard Chartered Bank	01/16/2018	(1,871)
USD	42,741	EUR	36,700	TD Bank Financial Group	01/16/2018	(1,076)
USD	7,961	GBP	6,067	HSBC Bank, NA	01/16/2018	(259)
USD	133,968	JPY	15,192,114	Citibank, NA	01/16/2018	(1,372)
USD	2,954	JPY	335,960	Goldman Sachs International	01/16/2018	(39)
USD	16,670	ZAR	239,666	Merrill Lynch International	01/16/2018	(679)

Total unrealized depreciation						(5,409)

Net unrealized depreciation						(4,112)

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

OTC Credit default swap contracts outstanding - buy protection(1) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Iron Mountain, Inc., 5.75%, 08/15/2024	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.18	USD 4,000	(456)	405	(51)
TRW Automotive, Inc., 7.25%, 03/15/2017	1.00	Quarterly	Deutsche Bank AG	12/20/2017	0.08	USD 2,825	215	(222)	(7)

							(241)	183	(58)

(1)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Summary of total swap contracts outstanding as of November 30, 2017:

	Net Upfront Payments (Receipts) ($)	Value ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	(241)	(58)

Total OTC swap contracts outstanding	(241)	(58)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CSMC	—	Credit Suisse Mortgage Trust
DIP	—	Debtor-in-possession
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
†	—	Approximately $250 of this investment is restricted as collateral for swaps to various brokers.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved

Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

•

Level 3 —   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,032	$—	$—	$1,032
Financials	—	—	434	434
Real Estate	2,064	—	547	2,611
Telecommunication Services	7	—	—	7
Utilities	542	—	—	542

Total Common Stocks	3,645	—	981	4,626

Preferred Stocks
Financials	—	392	24	416
Debt Securities
Asset-Backed Securities	—	130,614	93,143	223,757
Collateralized Mortgage Obligations	—	145,177	3,344	148,521
Commercial Mortgage-Backed Securities	—	83,698	42,395	126,093
Convertible Bonds
Consumer Discretionary	—	14,722	—	14,722
Energy	—	7,603	—	7,603
Health Care	—	2,382	—	2,382
Industrials	—	5,749	—	5,749
Information Technology	—	38,262	—	38,262

Total Convertible Bonds	—	68,718	—	68,718

Corporate Bonds
Consumer Discretionary	—	147,674	—	147,674
Consumer Staples	—	50,057	—	50,057
Energy	—	68,317	262	68,579
Financials	—	225,171	6,000	231,171
Health Care	—	79,087	—	79,087
Industrials	—	65,449	—	65,449
Information Technology	—	64,418	75	64,493
Materials	—	35,588	—	35,588
Real Estate	—	21,895	—	21,895
Telecommunication Services	—	95,684	—	95,684
Utilities	—	39,812	13	39,825

Total Corporate Bonds	—	893,152	6,350	899,502

Foreign Government Securities	—	175,362	—	175,362
Private Placements
Real Estate	—	—	20,000	20,000
U.S. Treasury Obligations	—	178,650	—	178,650
Loan Assignments
Consumer Discretionary	—	4,635	3,282	7,917
Consumer Staples	—	2,494	—	2,494
Health Care	—	737	—	737
Industrials	—	20	—	20
Information Technology	—	1,514	—	1,514
Materials	—	336	—	336
Telecommunication Services	—	808	—	808

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Loan Assignments	$—	$10,544	$3,282	$13,826

Rights
Utilities	—	—	36	36
Short-Term Investment
Investment Company	138,636	—	—	138,636

Total Investments in Securities	$142,281	$1,686,307	$169,555	$1,998,143

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,297	$—	$1,297
Futures Contracts	3,811	—	—	3,811
Swaps	—	405	—	405

Total Appreciation in Other Financial Instruments	$3,811	$1,702	$—	$5,513

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,409)	$—	$(5,409)
Futures Contracts	(745)	—	—	(745)
Swaps	—	(222)	—	(222)

Total Depreciation in Other Financial Instruments	$(745)	$(5,631)	$—	$(6,376)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities	$153,522	$(417)	$1,914	$141	$2,882	$(59,158)	$431	$(6,172)	$93,143
Collateralized Mortgage Obligations	2,854	—	400	12	101	(23)	—	—	3,344
Commercial Mortgage-Backed Securities	54,437	486	114	53	11,133	(42,353)	18,525	—	42,395
Common Stocks — Financials	—	—	149	—	285	—	—	—	434
Common Stocks — Real Estate	—	—	413	—	134	—	—	—	547
Corporate Bonds — Consumer Discretionary	277	(795)	804	—	—	(286)	—	—	—
Corporate Bonds — Energy	—	—	— (a)	1	298	(37)	—	—	262
Corporate Bonds — Financials	6,000	—	—	—	—	—	—	—	6,000
Corporate Bonds — Industrials	160	(602)	667	—	—	(225)	—	—	—
Corporate Bonds — Information Technology	—	—	(15)	1	89	—	—	—	75
Corporate Bonds — Utilities	8	—	5	—	—	—	—	—	13
Loan Assignment — Consumer Discretionary	—	—	(41)	20	14	(1,839)	5,128	—	3,282
Preferred Stock — Financials	—	—	—	—	24	—	—	—	24
Private Placement — Real Estate	—	—	—	—	20,000	—	—	—	20,000
Rights — Utilities	50	—	(14)	—	—	—	—	—	36

	$217,308	$(1,328)	$4,396	$228	$34,960	$(103,921)	$24,084	$(6,172)	$169,555

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2017.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $2,109,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$77,297		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (12.72%)
				Constant Default Rate	0.00% - 20.00% (2.18%)
				Yield (Discount Rate of Cash Flows)	2.39% - 7.65% (3.70%)

Asset-Backed Securities	77,297

	408		Discounted Cash Flow	Constant Prepayment Rate	15.00% (15.00%)
				Constant Default Rate	2.09% (2.09%)
				Yield (Discount Rate of Cash Flows)	7.25% (7.25%)
	102		Pending Distribution Amount	Expected Recovery	100.00% (100.00%)

Collateralized Mortgage Obligations	510

	42,217		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(22.06%) -199.00% (15.98%)

Commercial Mortgage-Backed Securities	42,217

	20,000		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.82% (4.82%)

Private Placements	20,000

	337		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.24% - 12.96% (5.41%)

Corporate	337

	24		Market Comparable Companies	EBITDA Multiple	6.4x (6.4x)
				Discount for Potential Outcome	30.00% (30.00%)

Preferred Stocks	24

	—	(a)	Market Comparable Companies	EBITDA Multiple	6.4x (6.4x)

Common Stocks	—	(a)

Total	$140,385

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At November 30, 2017, the value of these securities was approximately $29,170,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 91.9%
	New York — 91.9%
1,265	Albany Industrial Development Agency, Civic Facility, CHF Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank NA, 1.00%, 12/07/2017 (z)	1,265
2,690	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.00%, 12/07/2017 (z)	2,690
6,200	City of New York, Fiscal Year 2012, Series G, Subseries G-7, Class G, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.96%, 12/01/2017 (z)	6,200
5,300	City of New York, Fiscal Year 2013, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.97%, 12/01/2017 (z)	5,300
2,200	City of New York, Fiscal Year 2014, Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	2,200
250	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.98%, 12/07/2017 (z)	250
6,750	City of New York, Fiscal Year 2017, Series A, Subseries A-7, GO, VRDO, LOC: Bank of the West, 0.99%, 12/01/2017 (z)	6,750
7,700	City of New York, Housing Development Corp., Series A, Rev., VRDO, FHLMC, 0.99%, 12/07/2017 (z)	7,700
4,455	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.00%, 12/07/2017 (z)	4,455
550	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute, Inc. Project, Rev., VRDO, LOC: HSBC Bank USA NA, 1.19%, 12/07/2017 (z)	550
	Metropolitan Transportation Authority,
7,450	Series E, Subseries E-3, Rev., VRDO, LOC: Bank of Montreal, 0.99%, 12/07/2017 (z)	7,450
5,540	Subseries E-1, Rev., VRDO, LOC: Bank of Montreal, 0.97%, 12/01/2017 (z)	5,540
4,995	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.01%, 12/07/2017 (z)	4,995
700	Subseries E-5, Rev., VRDO, LOC: U.S. Bank NA, 0.95%, 12/01/2017 (z)	700
5,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.98%, 12/07/2017 (z)	5,000
13,835	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, 0.99%, 12/07/2017 (z)	13,835
3,280	Nassau County Interim Finance Authority, Sales Tax Secured, Series C, Rev., VRDO, 0.98%, 12/07/2017 (z)	3,280
	Nassau Health Care Corp., Nassau County Guaranteed,
3,100	Subseries B-2, Rev., VRDO, LOC: TD Bank NA, 0.99%, 12/07/2017 (z)	3,100
9,855	Subseries C1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.96%, 12/07/2017 (z)	9,855
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series C, Rev., VRDO, LOC: Citibank NA, 1.09%, 12/07/2017 (z)	6,665
2,000	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.01%, 12/07/2017 (z)	2,000
2,300	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 12/07/2017 (z)	2,300
7,700	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.96%, 12/01/2017 (z)	7,700
1,000	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.00%, 12/07/2017 (z)	1,000
2,315	New York City Industrial Development Agency, Jamaica First Parking LLC Project, Rev., VRDO, LOC: TD Bank NA, 1.00%, 12/07/2017 (z)	2,315
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009,
2,000	Series BB, Subseries BB-1, Rev., VRDO, 0.99%, 12/01/2017 (z)	2,000
2,025	Subseries BB-2, Rev., VRDO, 0.98%, 12/01/2017 (z)	2,025

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
2,020	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-3, Rev., VRDO, 1.01%, 12/07/2017 (z)	2,020
2,500	New York City Transitional Finance Authority, Future Tax Secured Revenue, Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.01%, 12/07/2017 (z)	2,500
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,600	Subseries A-3, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.98%, 12/07/2017 (z)	1,600
4,475	Subseries A-4, Rev., VRDO, 0.95%, 12/01/2017 (z)	4,475
4,800	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-4, Rev., VRDO, 0.95%, 12/01/2017 (z)	4,800
4,895	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-3, Rev., VRDO, 0.98%, 12/01/2017 (z)	4,895
	New York City Trust for Cultural Resources, Metropolitan Museum of Art,
12,950	Subseries A-1, Rev., VRDO, 0.99%, 12/07/2017 (z)	12,950
1,850	Subseries A-2, Rev., VRDO, 0.99%, 12/07/2017 (z)	1,850
8,460	New York City Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wells Fargo Bank NA, 1.06%, 12/07/2017 (z)	8,460
	New York Liberty Development Corp.,
15,525	Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 0.99%, 12/07/2017 (e) (z)	15,525
7,500	Series 2015-XF2153, Rev., VRDO, LIQ: Citibank NA, 0.99%, 12/07/2017 (e) (z)	7,500
6,130	New York State Dormitory Authority, Catholic Health System, Series 2006A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.99%, 12/07/2017 (z)	6,130
4,800	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.98%, 12/07/2017 (z)	4,800
3,035	New York State Dormitory Authority, Fordham University, Series A-1, Rev., VRDO, 0.99%, 12/07/2017 (z)	3,035
620	New York State Dormitory Authority, Highland Community Development Corp., Series B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.99%, 12/07/2017 (z)	620
6,175	New York State Dormitory Authority, Revenue Derivatives, Rev., VRDO, LIQ: Citibank NA, 0.99%, 12/07/2017 (z)	6,175
3,000	New York State Dormitory Authority, St. John’s University, Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 0.96%, 12/07/2017 (z)	3,000
14,580	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.99%, 12/07/2017 (z)	14,580
	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project,
3,000	Series A, Subseries A-4, Rev., VRDO, LOC: Bank of Nova Scotia, 0.99%, 12/07/2017 (z)	3,000
2,300	Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.02%, 12/07/2017 (z)	2,300
7,700	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.99%, 12/07/2017 (z)	7,700
1,750	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 1.05%, 12/07/2017 (z)	1,750
9,300	New York State Housing Finance Agency, 250 West 93rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.01%, 12/07/2017 (z)	9,300
	New York State Housing Finance Agency, 42nd and 10th Housing,
7,000	Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.91%, 12/07/2017 (z)	7,000
5,000	Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.98%, 12/07/2017 (z)	5,000
3,050	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 0.93%, 12/07/2017 (z)	3,050
	New York State Housing Finance Agency, 625 West 57th Street Housing,
1,300	Rev., VRDO, LOC: Bank of New York Mellon, 0.98%, 12/07/2017 (z)	1,300

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
8,000	Series A, Rev., VRDO, LOC: Bank of New York Mellon, 0.93%, 12/07/2017 (z)	8,000
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.98%, 12/07/2017 (z)	4,085
6,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.97%, 12/07/2017 (z)	6,750
3,200	New York State Housing Finance Agency, Housing, 160 Madison Avenue, Series A, Rev., VRDO, 0.92%, 12/01/2017 (z)	3,200
	New York State Housing Finance Agency, Manhattan West Residential Housing,
12,000	Series A, Rev., VRDO, LOC: Bank of China, 1.00%, 12/01/2017 (z)	12,000
20,500	Series A, Rev., VRDO, LOC: Bank of China, 1.05%, 12/07/2017 (z)	20,500
4,500	New York State Housing Finance Agency, Ocean Park Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.01%, 12/07/2017 (z)	4,500
10,000	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America NA, 0.97%, 12/07/2017 (z)	10,000
10,000	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.98%, 12/07/2017 (z)	10,000
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.08%, 12/07/2017 (z)	3,400
1,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	1,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 12/07/2017 (z)	1,600
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	6,700
	New York State Mortgage Agency, Homeowner Mortgage,
4,850	Series 135, Rev., VRDO, AMT, 1.00%, 12/01/2017 (z)	4,850
1,735	Series 142, Rev., VRDO, AMT, 0.99%, 12/01/2017 (z)	1,735
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series 2016-XF2279, Rev., VRDO, LIQ: Citibank NA, 0.99%, 12/07/2017 (e) (z)	4,800
4,665	Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Series 2007, Rev., VRDO, LOC: HSBC Bank USA NA, 0.99%, 12/07/2017 (z)	4,665
9,150	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.92%, 12/07/2017 (z)	9,150
	Putnam County Industrial Development Authority, Civic Facilities, United Cerebral Palsy of Putnam and Southern Dutchess Project,
2,610	Series A, Rev., VRDO, LOC: TD Bank NA, 1.00%, 12/07/2017 (z)	2,610
1,150	Series B, Rev., VRDO, LOC: TD Bank NA, 1.00%, 12/07/2017 (z)	1,150
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Series 2009, Rev., VRDO, LOC: Bank of America NA, 1.02%, 12/07/2017 (z)	5,000
	Tender Option Bond Trust Receipts/CTFS,
8,760	Series 2015-XF2107, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.00%, 12/07/2017 (e) (z)	8,760
11,625	Series 2015-XM0072, Rev., VRDO, LIQ: Bank of America NA, 1.00%, 12/07/2017 (e) (z)	11,625
6,265	Series 2015-ZF0264, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.99%, 12/07/2017 (e) (z)	6,265
3,170	Series 2015-ZF0271, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 12/07/2017 (e) (z)	3,170
3,500	Series 2016-XF2344, Rev., VRDO, LIQ: Citibank NA, 0.99%, 12/07/2017 (e) (z)	3,500
2,000	Series 2016-Zf0269, Rev., VRDO, LIQ: Toronto-Dominion Bank, 1.07%, 12/07/2017 (e) (z)	2,000
2,385	Series 2016-Zf0275, Rev., VRDO, LIQ: Toronto-Dominion Bank, 1.02%, 12/07/2017 (e) (z)	2,385
1,860	Series 2016-ZF0381, Rev., VRDO, 0.99%, 12/07/2017 (e) (z)	1,860
23,000	Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 1.02%, 12/07/2017 (e) (z)	23,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
4,635	Series 2016-ZF0505, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 12/07/2017 (e) (z)	4,635
1,930	Series 2016-ZF0507, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 12/07/2017 (z)	1,930
2,500	Series 2016-ZM0138, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 12/07/2017 (e) (z)	2,500
3,500	Series 2016-ZM0139, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 12/07/2017 (e) (z)	3,500
1,500	Series 2017-XF0536, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 12/07/2017 (z)	1,500
2,800	Series 2017-XG0112, Rev., VRDO, LIQ: Barclays Bank plc, 1.00%, 12/07/2017 (e) (z)	2,800
10,000	Series 2017-XM0505, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.00%, 12/07/2017 (e) (z)	10,000
3,750	Series 2017-ZM0513, Rev., VRDO, LIQ: Barclays Bank plc, 0.99%, 12/07/2017 (e) (z)	3,750
2,160	Series XF2481, Rev., VRDO, LIQ: Barclays Bank plc, 1.01%, 12/07/2017 (e) (z)	2,160
2,220	Series ZM0544, Rev., VRDO, LIQ: Bank of America NA, 0.99%, 12/07/2017 (e) (z)	2,220
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
4,395	Series B, Subseries B-1, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	4,395
1,230	Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.87%, 12/01/2017 (z)	1,230

	Total Municipal Bonds (Cost $492,015)	492,015

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 7.9%
	Nuveen New York AMT-Free Quality Municipal Income Fund
	New York — 7.9%
4,200	Series 2, LIQ: Citibank NA, 1.05%, 12/07/2017 # (e)	4,200
17,700	Series 3, LIQ: Citibank NA, 1.05%, 12/07/2017 # (e)	17,700
20,100	Nuveen New York Quality Municipal Income Fund, Series 1, LIQ: Toronto-Dominion Bank, 1.14%, 12/07/2017 # (e)	20,100

	Total Variable Rate Demand Preferred Shares (Cost $42,000)	42,000

	Total Investments — 99.8% (Cost $534,015) *	534,015
	Other Assets in Excess of Liabilities — 0.2%	1,235

	NET ASSETS — 100.0%	$535,250

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMT	—	Alternative Minimum Tax
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of November 30, 2017.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$534,015	$—	$534,015

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.1% (t)
	New Jersey — 0.3%
	Other Revenue — 0.3%
1,435	Hudson County Improvement Authority, Capital Appreciation, Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/2018	1,412

	New York — 97.8%
	Education — 4.7%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.00%, 05/01/2023	2,268
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.00%, 07/01/2020	2,350
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.50%, 07/01/2018	1,490
1,730	Series 1, Rev., AMBAC, 5.50%, 07/01/2021	1,962
1,000	Series 1, Rev., AMBAC, 5.50%, 07/01/2022	1,166
2,900	Series 1, Rev., AMBAC, 5.50%, 07/01/2023	3,466
1,570	Series 1, Rev., AMBAC, 5.50%, 07/01/2024	1,915
2,280	Series 1, Rev., AMBAC, 5.50%, 07/01/2025	2,827
255	New York State Dormitory Authority, School Districts, Building Finance Program, Series F, Rev., NATL-RE, 6.50%, 10/01/2020	277
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.25%, 05/15/2021	1,152

		18,873

	General Obligation — 11.8%
60	Burnt Hills-Ballston Lake Central School District, GO, NATL-RE, FGIC, 5.50%, 07/15/2018	60
1,000	City of Buffalo, New York, Series B, GO, 5.00%, 11/15/2022	1,146
760	City of New York, Fiscal Year 2008, Subseries L-1, GO, 5.00%, 04/01/2022	769
	City of New York, Fiscal Year 2009,
3,000	Series B, Subseries B-1, GO, 5.25%, 09/01/2024	3,084
2,000	Series B, Subseries B-1, GO, 5.25%, 09/01/2025	2,055
2,000	Subseries H-1, GO, 5.13%, 03/01/2024	2,087
1,000	Subseries J-1, GO, 5.00%, 05/15/2024	1,048
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.00%, 08/01/2028	8,424
2,000	City of New York, Fiscal Year 2014, Subseries D-1, GO, 5.00%, 08/01/2028	2,299
3,050	County of Onondaga, Series A, GO, 5.00%, 03/01/2024	3,183
2,000	County of Suffolk, Town of Brookhaven, GO, 5.00%, 05/01/2027	2,397
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.00%, 05/15/2021	2,500
	Monroe County, Greece Central School District,
880	Series B, GO, 4.50%, 12/15/2021	972
765	Series B, GO, 5.00%, 12/15/2022	879
500	Series B, GO, 5.00%, 12/15/2023	573
1,000	Monroe County, Public Improvement Refunding, Series A, GO, NATL-RE-IBC, 6.00%, 03/01/2018	1,011
920	Nassau County, Series C, GO, AGM, 5.00%, 07/01/2022	939
	Nassau County, General Improvement,
1,000	Series A, GO, 5.00%, 01/01/2025	1,167
4,220	Series C, GO, AGC, 5.00%, 10/01/2024	4,481
1,350	Nassau County, Mineola Village, GO, 5.00%, 08/15/2023	1,470
80	Nassau County, Unrefunded Balance, Series C, GO, AGM, 5.00%, 07/01/2022	82
60	Nassau County, Unrefunded Balance, General Improvement, Series C, GO, AGC, 5.00%, 10/01/2024	64
1,000	Orange County, Goshen Central School District, GO, NATL-RE, FGIC, 5.00%, 06/15/2019	1,052
5,000	State of New York, Series A, GO, 5.00%, 02/15/2027	5,209

		46,951

	Hospital — 3.9%
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.50%, 07/01/2023	1,159
370	Rev., NATL-RE, 5.75%, 07/01/2019	394
4,875	Series A2, Rev., 5.00%, 07/01/2026	4,974
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.38%, 02/15/2021	1,044

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.00%, 08/01/2020	3,015
2,000	New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group, Series A, Rev., 5.00%, 07/01/2026	2,159
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.00%, 01/15/2021	3,012

		15,757

	Housing — 0.3%
1,235	New York Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.50%, 10/01/2044	1,298

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.00%, 05/01/2023	4,490

	Other Revenue — 25.2%
	Hudson Yards Infrastructure Corp., Second Indenture,
1,500	Series A, Rev., 5.00%, 02/15/2029	1,804
1,115	Series A, Rev., 5.00%, 02/15/2034	1,312
1,750	Series A, Rev., 5.00%, 02/15/2035	2,052
65	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.00%, 11/15/2020	68
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.00%, 01/15/2024	1,558
2,800	Series S-3, Rev., 5.25%, 01/15/2025	2,917
1,500	Series S-4, Rev., 5.13%, 01/15/2024	1,560
4,875	Series S-5, Rev., 5.00%, 01/15/2020	5,061
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.00%, 07/15/2028	3,524
	New York City Transitional Finance Authority, Future Tax Secured,
2,570	Series D, Rev., 5.00%, 11/01/2025	2,769
2,260	Series E, Subseries E-1, Rev., 5.00%, 02/01/2034	2,673
2,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series E, Subseries E-1, Rev., 5.00%, 02/01/2032	2,381
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series I, Subseries I-2, Rev., 5.00%, 11/01/2026	1,511
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.00%, 02/01/2027	2,747
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.00%, 11/01/2026	1,118
1,000	Series D, Subseries D-1, Rev., 5.00%, 11/01/2027	1,118
210	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured, Rev., 5.25%, 11/01/2019	221
	New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured,
2,090	Series B, Rev., Zero Coupon, 11/15/2031	1,293
2,000	Series B, Rev., Zero Coupon, 11/15/2033	1,118
2,000	New York Convention Center Development Corporation, Hotel Unit fee Secured, Rev., 5.00%, 11/15/2030	2,354
2,500	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.00%, 04/01/2020	2,529
205	New York State Dormitory Authority, Series A, Rev., NATL-RE-IBC, 5.00%, 07/01/2020	206
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.50%, 05/15/2026	6,273
50	New York State Dormitory Authority, School Districts Financing Program, Rev., AGC, 5.00%, 10/01/2024	53
180	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.25%, 02/15/2023	188
	New York State Dormitory Authority, State Sales Tax,
2,500	Series A, Rev., 5.00%, 03/15/2029	2,919
5,100	Series A, Rev., 5.00%, 03/15/2031	5,988
2,000	Series A, Rev., 5.00%, 03/15/2032	2,316
2,500	Series B, Rev., 5.00%, 03/15/2032	2,942

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
2,500	Series B, Rev., 5.00%, 03/15/2033	2,933
	New York State Environmental Facilities Corp., Green Bonds,
1,000	Series C, Rev., 5.00%, 08/15/2033	1,201
1,000	Series C, Rev., 5.00%, 08/15/2034	1,197
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.00%, 10/15/2027	2,751
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.25%, 01/01/2023	2,043
3,000	Series B, Rev., 5.25%, 01/01/2025	3,065
7,000	Series C, Rev., 5.00%, 01/01/2025	7,144
1,500	Series D, Rev., 5.38%, 01/01/2021	1,562
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
5,000	Series A, Rev., 5.00%, 10/15/2029	5,921
2,500	Series A, Rev., 5.00%, 10/15/2030	2,953
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.00%, 07/01/2022	2,105
1,000	Series A, Rev., 5.00%, 07/01/2023	1,053
	Westchester Tobacco Asset Securitization Corp.,
1,775	Series B, Rev., 5.00%, 06/01/2033	1,943
2,000	Series B, Rev., 5.00%, 06/01/2034	2,179

		100,623

	Prerefunded — 14.0%
185	City of New York, Subseries L-1, GO, 5.00%, 04/01/2018 (p)	187
2,000	Long Island Power Authority, Electric System, Series B, Rev., 5.63%, 04/01/2019 (p)	2,109
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.10%, 11/15/2018 (p)	1,035
1,000	Series A, Rev., 5.13%, 11/15/2018 (p)	1,035
3,000	Series B, Rev., 5.25%, 11/15/2019 (p)	3,210
1615	Metropolitan Transportation Authority, Transportation, Series C, Rev., 6.25%, 11/15/2018 (p)	1,689
935	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.00%, 05/15/2019 (p)	982
	New York City Transitional Finance Authority, Future Tax Secured,
15	Rev., 5.25%, 05/01/2019 (p)	16
680	Series D, Rev., 5.00%, 05/01/2020 (p)	733
1,545	Subseries A-1, Rev., 5.00%, 05/01/2019 (p)	1,621
	New York State Dormitory Authority, School Districts Financing Program,
85	Series A, Rev., AGC, 5.00%, 10/01/2019 (p)	90
865	Series A, Rev., AGC, 5.00%, 10/01/2019 (p)	919
	New York State Dormitory Authority, State Personal Income Tax,
3,820	Series A, Rev., 5.25%, 02/15/2019 (p)	3,992
2,000	Series B, Rev., 5.00%, 03/15/2019 (p)	2,089
3,100	New York State Dormitory Authority, State Personal Income Tax, Education, Series C, Rev., 5.00%, 03/15/2018 (p)	3,132
990	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.00%, 12/15/2018 (p)	1,026
6,890	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing, Series A, Rev., 5.00%, 03/15/2019 (p)	7,195
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
1,500	Series A, Rev., 5.00%, 04/01/2018 (p)	1,518
6,000	Series A, Rev., 5.00%, 04/01/2020 (p)	6,458
3,000	Series A-1, Rev., 5.00%, 04/01/2019 (p)	3,138
5,695	Series B, Rev., 5.00%, 10/01/2018 (p)	5,863
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.00%, 11/15/2018 (p)	584
3,985	Series C, Rev., 5.00%, 11/15/2018 (p)	4,120
3,085	Subseries D, Rev., 5.00%, 11/15/2018 (p)	3,190

		55,931

	Special Tax — 6.1%
1,715	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series E, Rev., 5.00%, 02/15/2029	1,927
10	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.00%, 12/15/2022	10
2,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.00%, 03/15/2028	2,179
	New York State Urban Development Corp., State Personal Income Tax,
2,500	Series A, Rev., 5.00%, 03/15/2027	2,911
3,000	Series A, Rev., 5.00%, 03/15/2031	3,456

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — continued
2,500	Series A, Rev., 5.00%, 03/15/2032	2,928
2,000	Series A, Rev., 5.00%, 03/15/2034	2,345
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
2,000	Series A-2, Rev., NATL-RE, 5.50%, 03/15/2023	2,360
5,000	Series A-2, Rev., NATL-RE, 5.50%, 03/15/2025	6,127

		24,243

	Transportation — 17.2%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
4,000	Series A, Rev., Zero Coupon, 11/15/2030	2,748
1,020	Series A, Rev., 5.25%, 11/15/2034	1,230
1,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bonds, Series B-2, Rev., 5.25%, 11/15/2033	1,222
2,500	Metropolitan Transportation Authority, Green Bonds, Series A-1, Rev., 5.00%, 11/15/2031	2,931
	Metropolitan Transportation Authority, Transportation,
2,000	Series A-1, Rev., 4.00%, 11/15/2033	2,123
2,000	Series A-1, Rev., 5.00%, 11/15/2032	2,337
2,000	Series B, Rev., 5.00%, 11/15/2031	2,318
385	Series C, Rev., 6.25%, 11/15/2023	402
1,500	Subseries C-1, Rev., 5.25%, 11/15/2030	1,799
2,000	Subseries D-1, Rev., 5.00%, 11/15/2031	2,335
2,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018, Series B-1, Rev., 5.00%, 08/01/2034	2,377
	New York State Thruway Authority,
2,000	Series H, Rev., NATL-RE, 5.00%, 01/01/2020	2,005
1,000	Series K, Rev., 5.00%, 01/01/2028	1,167
2,000	New York State Thruway Authority, Junior Indebtedness, Series 2016A, Rev., 5.00%, 01/01/2034	2,317
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.00%, 04/01/2019	2,092
4,000	Port Authority of New York & New Jersey, Consolidated 151, Series 151, Rev., 5.25%, 09/15/2023	4,041
5,000	Port Authority of New York & New Jersey, Consolidated 152, Series 152, Rev., 5.00%, 11/01/2022	5,070
2,020	Port Authority of New York & New Jersey, Consolidated 184, Series 184, Rev., 5.00%, 09/01/2030	2,359
	Port Authority of New York & New Jersey, Consolidated 185,
1,000	Series 185, Rev., AMT, 5.00%, 09/01/2028	1,153
2,000	Series 185, Rev., AMT, 5.00%, 09/01/2030	2,292
2,000	Port Authority of New York & New Jersey, Consolidated 186, Series 186, Rev., AMT, 5.00%, 10/15/2027	2,315
1,000	Port Authority of New York & New Jersey, Consolidated 250, Series 250, Rev., 5.00%, 11/15/2032	1,205
	Triborough Bridge & Tunnel Authority,
935	Series A-2, Rev., 5.00%, 11/15/2023	966
1,010	Series C, Rev., 5.00%, 11/15/2021	1,044
1,455	Series C, Rev., 5.00%, 11/15/2023	1,503
1,915	Subseries D, Rev., 5.00%, 11/15/2023	1,981
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
1,000	Series A, Rev., 5.00%, 11/15/2031	1,188
2,000	Series A, Rev., 5.00%, 11/15/2033	2,358
2,500	Series B, Rev., 5.00%, 11/15/2029	3,032
2,000	Series B, Rev., 5.00%, 11/15/2030	2,413
1,100	Series B, Rev., 5.00%, 11/15/2031	1,322
1,500	Series B, Rev., 5.00%, 11/15/2033	1,789
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation,
2,000	Series 2013A, Subseries A, Rev., Zero Coupon, 11/15/2030	1,308
3,000	Subseries A, Rev., Zero Coupon, 11/15/2032	1,800

		68,542

	Utility — 4.9%
5,000	Long Island Power Authority, Electric System, Series A, Rev., AGM, Zero Coupon, 06/01/2021	4,640
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.00%, 11/15/2020	2,507
	Utility Debt Securitization Authority,
2,500	Rev., 5.00%, 12/15/2032	2,990
3,000	Series A, Rev., 5.00%, 12/15/2033	3,581
4,000	Series A, Rev., 5.00%, 12/15/2034	4,766
1,000	Series TE, Rev., 5.00%, 12/15/2030	1,161

		19,645

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 8.6%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.00%, 06/15/2025	1,082
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.00%, 06/15/2026	7,316
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series EE, Rev., 5.00%, 06/15/2028	4,533
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
2,000	Series DD, Rev., 5.00%, 06/15/2029	2,337
2,000	Series EE, Rev., 5.00%, 06/15/2028	2,336
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution,
1,500	Series A, Rev., 5.00%, 06/15/2027	1,773
1,900	Series A, Rev., 5.00%, 06/15/2030	2,287
2,150	Series A, Rev., 5.00%, 06/15/2031	2,576
2,000	Series A, Rev., 5.00%, 06/15/2032	2,386
2,000	Series A, Rev., 5.00%, 06/15/2033	2,349
4,175	Series B, Rev., 5.50%, 10/15/2025 (p)	5,178

		34,153

	Total New York	390,506

	Total Municipal Bonds (Cost $378,215)	391,918

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.8%
	Investment Company — 0.8%
3,012	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $3,012)	3,012

	Total Investments — 98.9% (Cost $381,227)	394,930
	Other Assets in Excess of Liabilities — 1.1%	4,218

	NET ASSETS — 100.0%	$399,148

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investment (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,012	$391,918	$—	$394,930

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 0.2%
	California — 0.1%
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
15,190	Series H-3, Rev., VRDO, LOC: Bank of China, 1.32%, 12/07/2017 (z)	15,190
24,190	Series H-4, Rev., VRDO, LOC: Bank of China, 1.30%, 12/07/2017 (z)	24,190

		39,380

	New York — 0.1%
16,225	New York State Housing Finance Agency, 222 East 44th Street Housing, Series B, Rev., VRDO, LOC: Bank of China, 1.40%, 12/01/2017 (z)	16,225
15,000	New York State Housing Finance Agency, 572 11th Avenue Housing, Rev., VRDO, 1.42%, 12/01/2017 (z)	15,000

		31,225

	Total Municipal Bonds (Cost $70,605)	70,605

Repurchase Agreements — 10.2%
200,000	BNP Paribas SA, 1.34%, dated 11/30/2017, due 12/01/2017, repurchase price $200,007, collateralized by Collateralized Mortgage Obligations, 6.00%, due 12/25/2035, Corporate Bonds, 5.50% - 8.13%, due 07/16/2020 - 04/29/2024, FNMA Connecticut Avenue Securities, 4.88%, due 07/25/2029 and Municipal Debt Securities, 1.51%, due 09/15/2027, with a value of $215,581.	200,000
60,631	BNP Paribas SA, 1.34%, dated 11/30/2017, due 12/06/2017, repurchase price $60,645, collateralized by Asset-Backed Securities, 1.64% - 8.95%, due 07/15/2024 - 10/15/2042, Collateralized Mortgage Obligations, 6.33%, due 12/25/2025, Corporate Bonds, 3.75% - 11.75%, due 03/01/2022 - 10/01/2027, Corporate Notes, 4.30% - 5.86%, due 05/24/2028 - 06/19/2032, FNMA Connecticut Avenue Securities, 3.98% - 8.08%, due 08/25/2028 - 12/26/2029 and Sovereign Government Securities, 4.25% - 6.37%, due 06/16/2018 - 01/07/2025, with a value of $65,535.	60,631
137,400	Citigroup Global Markets Holdings, Inc., 1.97%, dated 11/30/2017, due 01/19/2018, repurchase price $137,776, collateralized by Asset-Backed Securities, 0.82%, due 07/03/2046, and Collateralized Mortgage Obligations, 0.00% - 6.37%, due 11/15/2030 - 12/12/2049, with a value of $148,424.	137,400
237,400	Citigroup Global Markets Holdings, Inc., 1.97%, dated 11/30/2017, due 01/19/2018, repurchase price $238,050, collateralized by Corporate Bonds, 2.35% - 10.50%, due 12/01/2017 - 07/02/2064, Corporate Notes, 0.00% - 8.95%, due 10/03/2018 - 09/25/2045, Municipal Debt Securities, 0.00%, due 09/01/2022 and Sovereign Government Securities, 0.00% - 12.75%, due 01/15/2018 - 06/28/2117, with a value of $254,938.	237,400
100,000	Credit Suisse Securities USA LLC, 1.36%, dated 11/30/2017, due 12/06/2017, repurchase price $100,023, collateralized by Asset-Backed Securities, 0.00% - 9.79%, due 01/15/2021 - 08/27/2057, with a value of $106,949.	100,000
300,000	Credit Suisse Securities USA LLC, 1.64%, dated 11/30/2017, due 01/04/2018, repurchase price $300,479, collateralized by Asset-Backed Securities, 0.00% - 7.74%, due 07/01/2020 - 08/27/2057, Collateralized Mortgage Obligations, 1.18% - 8.23%, due 01/25/2020 - 06/15/2057, and Commercial Paper, 0.00% - 0.10%, due 12/07/2017 - 08/06/2018, with a value of $321,110.	300,000
255,000	HSBC Securities USA, Inc., 1.41%, dated 11/30/2017, due 12/01/2017, repurchase price $255,010, collateralized by Corporate Bonds, 3.80% - 12.50%, due 03/16/2018 - 11/01/2043, with a value of $270,419.	255,000
340,500	Merrill Lynch PFS, Inc., 1.64%, dated 11/30/2017, due 01/04/2018, repurchase price $341,043, collateralized by Commercial Paper, 0.00%, due 12/01/2017 - 06/08/2018, Corporate Bonds, 1.33% - 11.00%, due 12/01/2017 - 12/31/2099, Corporate Notes, 8.63%, due 05/12/2028, Municipal Debt Securities, 4.95% - 10.00%, due 06/15/2025 - 01/01/2044, and Sovereign Government Securities, 0.00% - 9.25%, due 04/22/2019 - 06/28/2117, with a value of $367,012.	340,500
535,000	Societe Generale SA, 1.36%, dated 11/30/2017, due 12/01/2017, repurchase price $535,020, collateralized by Asset-Backed Securities, 1.51%, due 04/25/2046, Corporate Bonds, 1.68% - 11.50%, due 07/15/2019 - 12/31/2099, Corporate Notes, 1.95% - 4.25%, due 05/13/2019 - 03/25/2023 and Sovereign Government Securities, 3.13% - 11.88%, due 04/03/2018 - 02/17/2045, with a value of $576,957.	535,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
645,000	Societe Generale SA, 1.40%, dated 11/30/2017, due 12/06/2017, repurchase price $645,151, collateralized by Asset-Backed Securities, 1.46% - 1.79%, due 03/25/2036 - 04/25/2046, Corporate Bonds, 1.68% - 12.50%, due 08/12/2018 - 12/29/2099, Corporate Notes, 0.00% - 7.25%, due 02/27/2018 - 08/01/2033 and Sovereign Government Securities, 2.63% - 10.13%, due 04/03/2018 - 02/17/2045, with a value of $693,843.	645,000
250,000	UBS Securities LLC, 1.30%, dated 11/30/2017, due 12/01/2017, repurchase price $250,009, collateralized by Corporate Bonds, 1.10% - 6.50%, due 04/30/2018 - 08/15/2048, and Corporate Notes, 1.83% - 5.88%, due 05/01/2018 - 10/15/2047, with a value of $262,500.	250,000
544,000	Wells Fargo Securities LLC, 1.26%, dated 11/30/2017, due 12/01/2017, repurchase price $544,019, collateralized by Commercial Paper, 0.00%, due 12/01/2017 - 12/28/2017, with a value of $571,220.	544,000
132,000	Wells Fargo Securities LLC, 1.31%, dated 11/30/2017, due 12/05/2017, repurchase price $132,024, collateralized by Commercial Paper, 0.00%, due 12/01/2017 - 12/05/2017, with a value of $138,635.	132,000
232,000	Wells Fargo Securities LLC, 1.36%, dated 11/30/2017, due 12/01/2017, repurchase price $232,009, collateralized by Asset-Backed Securities, 2.92% - 9.13%, due 06/17/2019 - 04/18/2052, Collateralized Mortgage Obligations, 0.00% - 5.79%, due 04/15/2043 - 01/17/2059, Corporate Bonds, 0.00% - 10.50%, due 12/28/2017 - 01/30/2047, FNMA Connecticut Avenue Securities, 2.28%, due 05/28/2024, and Sovereign Government Securities, 4.75%, due 05/09/2024, with a value of $251,421.	232,000

	Total Repurchase Agreements (Cost $3,968,931)	3,968,931

Short-Term Investments — 89.8%
	Certificates of Deposit — 37.1%
	ABN AMRO Bank NV,
38,000	1.45%, 01/02/2018 (n)	37,954
125,000	1.55%, 02/05/2018 (n)	124,664
60,000	Agricultural Bank of China Ltd., 0.00%, 01/16/2018	59,877
65,000	Banco Del Estado De Chile, 1.18%, 12/06/2017	65,000
	Bank of China Ltd.,
73,000	1.58%, 01/03/2018 (n)	72,894
172,000	1.75%, 01/16/2018 (n)	171,641
25,000	Bank of Montreal, (ICE LIBOR USD 3 Month + 0.10%), 1.42%, 12/19/2017 (aa)	25,008
	Bank of Nova Scotia (The),
84,000	(ICE LIBOR USD 3 Month + 0.10%), 1.42%, 12/19/2017 (aa)	84,027
55,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/07/2017 (aa)	55,014
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
90,000	1.43%, 01/25/2018	90,002
130,000	1.46%, 03/16/2018	129,984
69,000	(ICE LIBOR USD 1 Month + 0.22%), 1.55%, 12/27/2017 (aa)	68,998
	BNP Paribas SA,
65,000	(ICE LIBOR USD 1 Month + 0.19%), 1.21%, 12/28/2017 (aa)	64,997
100,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/06/2017 (aa)	99,994
130,000	1.46%, 03/16/2018	129,989
200,238	(ICE LIBOR USD 1 Month + 0.20%), 1.53%, 12/27/2017 (aa)	200,238
	Chiba Bank Ltd.,
50,000	1.42%, 01/09/2018	49,999
16,000	1.50%, 01/25/2018	16,001
	China Construction Bank Corp.,
289,000	1.56%, 12/04/2017	289,007
100,000	1.56%, 12/18/2017	100,007
50,000	1.56%, 01/03/2018	50,003
100,000	1.62%, 01/12/2018	100,007
247,000	1.75%, 01/16/2018 (n)	246,485
	Commonwealth Bank of Australia,
160,000	(ICE LIBOR USD 1 Month + 0.25%), 1.53%, 12/20/2017 (aa)	160,012
60,000	(ICE LIBOR USD 1 Month + 0.30%), 1.54%, 12/06/2017 (aa)	59,998
125,000	(ICE LIBOR USD 1 Month + 0.44%), 1.70%, 12/16/2017 (aa)	125,010
120,000	(ICE LIBOR USD 1 Month + 0.41%), 1.72%, 12/23/2017 (aa)	120,003
	Cooperatieve Rabobank UA,
200,000	1.40%, 01/30/2018 (n)	199,593
59,000	(ICE LIBOR USD 1 Month + 0.14%), 1.42%, 12/19/2017 (aa)	59,004
100,000	(ICE LIBOR USD 1 Month + 0.18%), 1.43%, 12/10/2017 (aa)	100,034
94,000	(ICE LIBOR USD 1 Month + 0.16%), 1.49%, 12/25/2017 (aa)	93,991

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
290,000	(ICE LIBOR USD 1 Month + 0.42%), 1.66%, 12/01/2017 (aa)	290,071
235,000	(ICE LIBOR USD 3 Month + 0.28%), 1.69%, 02/09/2018 (aa)	235,069
230,000	(ICE LIBOR USD 1 Month + 0.46%), 1.72%, 12/30/2017 (aa)	230,064
105,000	Credit Agricole Corporate and Investment Bank, (ICE LIBOR USD 1 Month + 0.17%), 1.50%, 12/25/2017 (aa)	105,047
	Credit Industriel et Commercial,
65,000	(ICE LIBOR USD 1 Month + 0.17%), 1.41%, 12/05/2017 (aa)	65,029
66,000	(ICE LIBOR USD 1 Month + 0.15%), 1.41%, 12/16/2017 (aa)	66,024
90,000	(ICE LIBOR USD 1 Month + 0.17%), 1.41%, 12/12/2017 (aa)	90,039
61,000	(ICE LIBOR USD 1 Month + 0.14%), 1.42%, 12/18/2017 (aa)	61,018
200,000	(ICE LIBOR USD 1 Month + 0.16%), 1.49%, 12/26/2017 (aa)	200,086
72,000	(ICE LIBOR USD 1 Month + 0.19%), 1.53%, 12/28/2017 (aa)	71,999
150,000	Credit Suisse AG, (ICE LIBOR USD 1 Month + 0.19%), 1.47%, 12/13/2017 (aa)	150,034
	Dexia Credit Local SA,
150,000	(ICE LIBOR USD 1 Month + 0.17%), 1.41%, 12/12/2017 (aa)	149,996
390,000	(ICE LIBOR USD 1 Month + 0.24%), 1.48%, 12/04/2017 (aa)	390,040
205,000	(ICE LIBOR USD 1 Month + 0.19%), 1.54%, 12/31/2017 (aa)	205,010
5,000	(ICE LIBOR USD 1 Month + 0.25%), 1.58%, 12/24/2017 (aa)	5,000
100,000	(ICE LIBOR USD 1 Month + 0.25%), 1.58%, 12/25/2017 (aa)	100,002
	DZ Bank AG,
100,000	1.40%, 01/16/2018 (n)	99,824
125,000	1.42%, 02/08/2018 (n)	124,654
75,000	(ICE LIBOR USD 1 Month + 0.11%), 1.45%, 12/29/2017 (e) (aa)	75,022
	Industrial & Commercial Bank of China Ltd.,
126,000	1.56%, 12/22/2017	126,007
175,000	1.62%, 01/16/2018	175,000
225,000	1.62%, 01/17/2018	224,999
	KBC Bank NV,
100,000	1.45%, 12/29/2017	99,878
74,000	1.62%, 02/09/2018 (n)	73,757
77,000	La Banque Postale, 1.50%, 12/28/2017 (n)	77,011
	Mitsubishi UFJ Trust & Banking Corp.,
50,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/01/2017 (aa)	50,020
100,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/02/2017 (aa)	100,003
175,000	(ICE LIBOR USD 1 Month + 0.20%), 1.47%, 12/04/2017 (aa)	175,019
60,000	(ICE LIBOR USD 1 Month + 0.18%), 1.47%, 12/22/2017 (aa)	60,024
70,000	1.48%, 02/01/2018 (n)	69,832
25,000	(ICE LIBOR USD 1 Month + 0.22%), 1.57%, 12/30/2017 (aa)	25,000
	Mizuho Bank Ltd.,
20,000	1.43%, 01/08/2018 (n)	19,973
120,000	(ICE LIBOR USD 3 Month + 0.11%), 1.43%, 12/19/2017 (aa)	120,050
35,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/12/2017 (aa)	35,012
35,000	(ICE LIBOR USD 1 Month + 0.19%), 1.44%, 12/10/2017 (aa)	35,011
100,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/06/2017 (aa)	99,999
225,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/11/2017 (aa)	225,055
100,000	(ICE LIBOR USD 1 Month + 0.20%), 1.45%, 12/10/2017 (aa)	100,021
17,000	1.47%, 01/22/2018 (n)	16,968
75,000	(ICE LIBOR USD 1 Month + 0.18%), 1.47%, 12/22/2017 (aa)	75,034
35,000	(ICE LIBOR USD 1 Month + 0.18%), 1.51%, 12/23/2017 (aa)	35,016
	National Australia Bank Ltd.,
140,000	(ICE LIBOR USD 1 Month + 0.18%), 1.46%, 12/20/2017 (aa)	140,009
235,000	(ICE LIBOR USD 1 Month + 0.35%), 1.59%, 01/02/2018 (aa)	235,012
143,000	(ICE LIBOR USD 1 Month + 0.43%), 1.70%, 12/17/2017 (aa)	143,032
100,000	(ICE LIBOR USD 1 Month + 0.52%), 1.76%, 12/06/2017 (aa)	100,004
50,000	(ICE LIBOR USD 1 Month + 0.50%), 1.85%, 12/31/2017 (aa)	50,014
	Natixis SA,
125,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/18/2017 (aa)	125,045
65,000	(ICE LIBOR USD 1 Month + 0.16%), 1.50%, 12/19/2017 (aa)	65,022
	Norinchukin Bank,
100,000	(ICE LIBOR USD 1 Month + 0.16%), 1.40%, 12/06/2017 (aa)	100,021
145,000	(ICE LIBOR USD 1 Month + 0.18%), 1.43%, 12/10/2017 (aa)	145,046

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
45,000	1.44%, 01/16/2018 (n)	44,919
30,000	(ICE LIBOR USD 1 Month + 0.16%), 1.44%, 12/20/2017 (aa)	30,009
25,000	(ICE LIBOR USD 1 Month + 0.17%), 1.50%, 12/23/2017 (aa)	25,011
147,000	(ICE LIBOR USD 1 Month + 0.17%), 1.50%, 12/24/2017 (aa)	147,065
25,000	(ICE LIBOR USD 1 Month + 0.18%), 1.51%, 12/31/2017 (aa)	25,004
	Oversea-Chinese Banking Corp. Ltd.,
25,000	(ICE LIBOR USD 1 Month + 0.13%), 1.41%, 12/19/2017 (aa)	25,007
47,000	(ICE LIBOR USD 1 Month + 0.15%), 1.49%, 12/28/2017 (aa)	47,005
	Royal Bank of Canada,
75,000	(ICE LIBOR USD 1 Month + 0.20%), 1.53%, 12/24/2017 (aa)	75,014
117,000	(ICE LIBOR USD 1 Month + 0.32%), 1.58%, 12/16/2017 (aa)	117,101
165,000	(ICE LIBOR USD 3 Month + 0.32%), 1.68%, 01/19/2018 (aa)	165,096
55,000	(ICE LIBOR USD 1 Month + 0.52%), 1.76%, 12/12/2017 (aa)	55,041
30,000	Societe Generale SA, 1.44%, 01/31/2018	30,005
129,000	Standard Chartered Bank, (ICE LIBOR USD 1 Month + 0.16%), 1.51%, 12/29/2017 (aa)	129,058
	Sumitomo Mitsui Banking Corp.,
15,730	1.23%, 12/08/2017	15,730
36,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/06/2017 (aa)	36,014
50,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/11/2017 (aa)	50,019
155,000	(ICE LIBOR USD 1 Month + 0.19%), 1.45%, 12/06/2017 (aa)	155,045
96,000	(ICE LIBOR USD 1 Month + 0.22%), 1.46%, 12/06/2017 (aa)	95,995
312,200	(ICE LIBOR USD 1 Month + 0.22%), 1.48%, 12/16/2017 (aa)	312,197
120,000	(ICE LIBOR USD 1 Month + 0.22%), 1.48%, 12/16/2017 (aa)	119,995
30,000	(ICE LIBOR USD 1 Month + 0.19%), 1.48%, 12/22/2017 (aa)	30,007
96,500	(ICE LIBOR USD 1 Month + 0.22%), 1.51%, 12/22/2017 (aa)	96,494
60,000	(ICE LIBOR USD 1 Month + 0.20%), 1.53%, 12/24/2017 (aa)	60,022
155,000	(ICE LIBOR USD 1 Month + 0.20%), 1.53%, 12/20/2017 (aa)	155,031
	Sumitomo Mitsui Trust Bank Ltd.,
100,000	(ICE LIBOR USD 1 Month + 0.17%), 1.41%, 12/07/2017 (aa)	100,004
200,000	1.42%, 01/19/2018 (n)	199,614
140,000	(ICE LIBOR USD 1 Month + 0.18%), 1.42%, 12/29/2017 (aa)	140,041
30,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/20/2017 (aa)	30,007
35,000	1.47%, 01/11/2018 (n)	34,945
225,000	(ICE LIBOR USD 1 Month + 0.19%), 1.47%, 12/07/2017 (aa)	225,067
24,430	(ICE LIBOR USD 1 Month + 0.20%), 1.48%, 12/19/2017 (aa)	24,438
52,000	(ICE LIBOR USD 1 Month + 0.24%), 1.59%, 12/29/2017 (aa)	52,000
	Svenska Handelsbanken AB,
150,000	(ICE LIBOR USD 1 Month + 0.14%), 1.38%, 12/03/2017 (aa)	150,033
20,000	(ICE LIBOR USD 1 Month + 0.14%), 1.38%, 12/11/2017 (aa)	20,004
120,000	(ICE LIBOR USD 1 Month + 0.14%), 1.38%, 12/13/2017 (aa)	120,023
100,000	(ICE LIBOR USD 1 Month + 0.16%), 1.43%, 12/17/2017 (aa)	100,033
237,000	(ICE LIBOR USD 1 Month + 0.13%), 1.46%, 12/30/2017 (aa)	237,086
200,000	(ICE LIBOR USD 1 Month + 0.15%), 1.48%, 12/27/2017 (aa)	200,082
25,000	Swedbank AB, 1.34%, 12/22/2017	25,002
	Toronto-Dominion Bank (The),
145,200	1.43%, 03/20/2018	145,158
25,000	(ICE LIBOR USD 3 Month + 0.18%), 1.51%, 12/30/2017 (aa)	25,011
100,000	(ICE LIBOR USD 1 Month + 0.26%), 1.54%, 12/18/2017 (aa)	100,038
150,000	1.58%, 04/30/2018 (n)	148,944
60,000	(ICE LIBOR USD 1 Month + 0.32%), 1.60%, 12/20/2017 (aa)	60,052
60,000	(ICE LIBOR USD 1 Month + 0.34%), 1.61%, 12/17/2017 (aa)	60,038
61,000	(ICE LIBOR USD 3 Month + 0.32%), 1.67%, 01/10/2018 (aa)	61,030
100,000	(ICE LIBOR USD 1 Month + 0.40%), 1.69%, 12/21/2017 (aa)	100,097
160,000	(ICE LIBOR USD 1 Month + 0.52%), 1.76%, 12/05/2017 (aa)	160,013
25,000	(ICE LIBOR USD 1 Month + 0.52%), 1.80%, 12/19/2017 (aa)	25,021
35,000	(ICE LIBOR USD 1 Month + 0.53%), 1.81%, 12/18/2017 (aa)	35,011
	Wells Fargo Bank NA,
200,000	(ICE LIBOR USD 1 Month + 0.23%), 1.47%, 12/12/2017 (aa)	200,028
100,000	(ICE LIBOR USD 1 Month + 0.25%), 1.53%, 12/19/2017 (aa)	100,066

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
100,000	(ICE LIBOR USD 1 Month + 0.52%), 1.77%, 12/10/2017 (aa)	100,071
100,000	(ICE LIBOR USD 1 Month + 0.23%), 1.56%, 12/27/2017 (aa)	100,009
130,000	(ICE LIBOR USD 1 Month + 0.21%), 1.56%, 12/30/2017 (aa)	129,993
100,000	(ICE LIBOR USD 3 Month + 0.35%), 1.70%, 01/09/2018 (aa)	100,051
	Westpac Banking Corp.,
75,000	(ICE LIBOR USD 1 Month + 0.18%), 1.46%, 12/18/2017 (aa)	75,007

		14,511,258

	Commercial Paper — 24.0%
	Albion Capital Corp. SA,
55,044	1.41%, 01/16/2018 (n)	54,950
102,559	1.49%, 01/25/2018 (n)	102,345
73,200	Antalis SA, 1.37%, 12/06/2017 (e) (n)	73,185
94,000	ASB Finance Ltd., (ICE LIBOR USD 1 Month + 0.10%), 1.35%, 12/12/2017 (aa)	94,005
	Atlantic Asset Securitization LLC,
25,000	(ICE LIBOR USD 1 Month + 0.16%), 1.40%, 12/03/2017 (aa)	25,000
25,000	1.46%, 01/04/2018 (e) (n)	24,967
	Australia & New Zealand Banking Group Ltd.,
42,200	(ICE LIBOR USD 1 Month + 0.13%), 1.37%, 12/03/2017 (aa)	42,210
75,000	(LIBOR 1MO + 0.15%), 1.50%, 08/29/2018 (aa)	75,006
60,000	Bank Nederlandse Gemeenten NV, 1.41%, 01/31/2018 (e) (n)	59,851
125,000	Bank of China Hong Kong Ltd., 1.56%, 12/18/2017 (e) (n)	124,911
	Bank of China Ltd.,
70,000	1.56%, 12/18/2017 (n)	69,951
140,000	1.62%, 01/16/2018 (n)	139,713
300,000	1.64%, 01/04/2018 (n)	299,560
60,000	Bank of Nova Scotia (The), (ICE LIBOR USD 1 Month + 0.40%), 1.69%, 12/21/2017 (aa)	60,057
	Bedford Row Funding Corp.,
20,000	(ICE LIBOR USD 1 Month + 0.22%), 1.46%, 12/11/2017 (aa)	20,002
85,000	(ICE LIBOR USD 1 Month + 0.24%), 1.48%, 12/13/2017 (aa)	85,023
25,000	(ICE LIBOR USD 1 Month + 0.22%), 1.48%, 12/21/2017 (aa)	25,006
20,000	(ICE LIBOR USD 1 Month + 0.24%), 1.48%, 12/18/2017 (aa)	20,005
20,000	(ICE LIBOR USD 1 Month + 0.22%), 1.49%, 12/22/2017 (aa)	20,003
25,000	(ICE LIBOR USD 3 Month + 0.15%), 1.51%, 01/20/2018 (aa)	25,012
102,000	(ICE LIBOR USD 3 Month + 0.19%), 1.51%, 12/20/2017 (aa)	102,074
50,000	(ICE LIBOR USD 1 Month + 0.22%), 1.51%, 12/28/2017 (e) (aa)	50,010
25,000	(ICE LIBOR USD 1 Month + 0.22%), 1.55%, 12/02/2017 (aa)	25,001
100,000	(ICE LIBOR USD 1 Month + 0.24%), 1.61%, 12/29/2017 (aa)	100,000
18,000	(ICE LIBOR USD 1 Month + 0.46%), 1.70%, 12/17/2017 (aa)	18,018
25,000	(ICE LIBOR USD 1 Month + 0.54%), 1.79%, 12/14/2017 (aa)	25,006
42,000	(ICE LIBOR USD 1 Month + 0.55%), 1.88%, 12/05/2017 (aa)	42,021
	BNP Paribas SA,
52,000	1.46%, 01/16/2018 (e) (n)	51,919
100,000	1.48%, 04/02/2018 (n)	99,488
	Caisse des Depots et Consignations,
84,000	1.42%, 01/30/2018 (e) (n)	83,821
245,000	1.42%, 02/01/2018 (e) (n)	244,452
90,000	1.51%, 02/20/2018 (e) (n)	89,701
	Canadian Imperial Bank of Commerce,
20,000	(ICE LIBOR USD 1 Month + 0.17%), 1.41%, 12/03/2017 (aa)	20,002
100,000	(ICE LIBOR USD 1 Month + 0.15%), 1.43%, 12/21/2017 (aa)	100,030
50,000	(ICE LIBOR USD 1 Month + 0.19%), 1.54%, 12/27/2017 (aa)	49,997
25,000	(ICE LIBOR USD 1 Month + 0.54%), 1.82%, 12/20/2017 (aa)	25,009
30,000	Cancara Asset Securitisation LLC, 1.44%, 02/13/2018 (e) (n)	29,907
90,000	Cedar Springs Capital Co LLC, 1.52%, 02/09/2018 (e) (n)	89,726
50,000	China Construction Bank Corp., 1.56%, 12/22/2017 (n)	49,957
	Commonwealth Bank of Australia,
125,000	(ICE LIBOR USD 1 Month + 0.21%), 1.00%, 12/01/2017 (aa)	125,000
50,000	(ICE LIBOR USD 1 Month + 0.17%), 1.41%, 12/05/2017 (aa)	50,017
87,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/06/2017 (aa)	87,018
165,000	(ICE LIBOR USD 1 Month + 0.20%), 1.44%, 12/17/2017 (aa)	165,044
87,370	(ICE LIBOR USD 1 Month + 0.18%), 1.45%, 12/23/2017 (aa)	87,395
83,000	(ICE LIBOR USD 1 Month + 0.20%), 1.45%, 12/16/2017 (aa)	83,024

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
30,000	(ICE LIBOR USD 1 Month + 0.20%), 1.45%, 12/20/2017 (aa)	30,008
45,000	(ICE LIBOR USD 1 Month + 0.19%), 1.54%, 12/08/2017 (aa)	45,016
36,000	(ICE LIBOR USD 1 Month + 0.41%), 1.66%, 12/22/2017 (aa)	36,033
97,000	(ICE LIBOR USD 1 Month + 0.43%), 1.70%, 12/17/2017 (e) (aa)	97,092
125,000	(ICE LIBOR USD 1 Month + 0.52%), 1.76%, 12/12/2017 (aa)	125,080
50,000	(ICE LIBOR USD 1 Month + 0.52%), 1.76%, 12/13/2017 (aa)	50,033
99,660	Concord Minutemen Capital Co. LLC, Series A, 1.20%, 12/05/2017 (e) (n)	99,643
100,000	Crown Point Capital Co. LLC, Series A, 1.53%, 03/22/2018 (e) (n)	99,517
	DNB Bank ASA,
65,000	(ICE LIBOR USD 1 Month + 0.13%), 1.37%, 12/21/2017 (aa)	65,016
100,000	(ICE LIBOR USD 1 Month + 0.15%), 1.43%, 12/20/2017 (aa)	100,013
55,000	Erste Abwicklungsanstalt, 1.36%, 12/29/2017 (e) (n)	54,945
37,000	Fairway Finance Co. LLC, (ICE LIBOR USD 1 Month + 0.12%), 1.39%, 12/17/2017 (aa)	37,004
	First Abu Dhabi Bank PJSC,
361,530	1.24%, 12/06/2017 (n)	361,463
190,000	1.41%, 01/11/2018 (n)	189,729
58,320	Gotham Funding Corp., 1.50%, 02/02/2018 (n)	58,167
	HSBC Bank plc,
75,000	(ICE LIBOR USD 1 Month + 0.16%), 1.40%, 12/07/2017 (aa)	75,009
30,000	(ICE LIBOR USD 1 Month + 0.16%), 1.42%, 12/16/2017 (aa)	30,003
	ING US Funding LLC,
59,000	(ICE LIBOR USD 1 Month + 0.15%), 1.39%, 12/07/2017 (aa)	59,002
200,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/13/2017 (aa)	199,997
125,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/18/2017 (aa)	124,998
200,000	(ICE LIBOR USD 1 Month + 0.19%), 1.44%, 12/15/2017 (aa)	200,015
240,000	Kells Funding LLC, (ICE LIBOR USD 1 Month + 0.10%), 1.36%, 12/29/2017 (e) (aa)	240,046
	Lexington Parker Capital Co. LLC,
190,788	1.40%, 01/03/2018 (e) (n)	190,544
30,000	1.51%, 03/08/2018 (e) (n)	29,873
50,000	Liberty Street Funding LLC, (ICE LIBOR USD 1 Month + 0.13%), 1.38%, 12/15/2017 (aa)	50,002
	LMA-Americas LLC,
75,000	1.42%, 02/09/2018 (e) (n)	74,784
100,000	1.48%, 01/16/2018 (e) (n)	99,817
30,000	1.68%, 05/11/2018 (n)	29,776
	Macquarie Bank Ltd.,
75,000	1.45%, 01/17/2018 (e) (n)	74,859
44,000	1.48%, 01/25/2018 (e) (n)	43,903
60,000	1.53%, 02/16/2018 (n)	59,809
	Manhattan Asset Funding Co. LLC,
130,000	(ICE LIBOR USD 1 Month + 0.21%), 1.45%, 12/06/2017 (aa)	130,023
25,000	(ICE LIBOR USD 1 Month + 0.21%), 1.45%, 12/05/2017 (aa)	25,008
	National Australia Bank Ltd.,
125,000	(ICE LIBOR USD 1 Month + 0.19%), 1.47%, 12/20/2017 (aa)	125,011
25,000	(ICE LIBOR USD 3 Month + 0.34%), 1.66%, 12/06/2017 (aa)	25,002
	Nederlandse Waterschapsbank NV,
85,000	1.25%, 12/14/2017 (n)	84,961
231,000	1.40%, 01/29/2018 (e) (n)	230,488
25,000	Nieuw Amsterdam Receivables Corp., 1.37%, 01/16/2018 (e) (n)	24,954
100,000	NRW Bank, 1.44%, 02/22/2018 (e) (n)	99,667
	Old Line Funding LLC,
50,000	(ICE LIBOR USD 1 Month + 0.16%), 1.42%, 12/09/2017 (e) (aa)	49,999
40,000	(ICE LIBOR USD 1 Month + 0.23%), 1.52%, 12/27/2017 (e) (aa)	40,006
	Oversea-Chinese Banking Corp. Ltd.,
65,000	(ICE LIBOR USD 1 Month + 0.12%), 1.36%, 12/08/2017 (aa)	65,003
77,000	1.46%, 03/21/2018 (e) (n)	76,632
	Ridgefield Funding Co. LLC,
50,000	1.45%, 01/17/2018 (e) (n)	49,907
21,000	Series A1, (ICE LIBOR USD 1 Month + 0.21%), 1.47%, 12/16/2017 (e) (aa)	21,001
170,000	Societe Generale SA, 1.44%, 01/31/2018 (e) (n)	169,609
100,000	Standard Chartered Bank, 1.44%, 03/12/2018 (e) (n)	99,580
	Starbird Funding Corp.,
51,000	1.34%, 12/05/2017 (e) (n)	50,992
35,000	1.35%, 12/01/2017 (e) (n)	34,999
45,000	1.35%, 12/07/2017 (e) (n)	44,989
	Swedbank AB,
15,000	1.33%, 12/14/2017 (n)	14,993

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
50,000	1.42%, 02/07/2018 (n)	49,878
35,000	1.43%, 02/16/2018 (n)	34,900
	Thunder Bay Funding LLC,
50,000	(ICE LIBOR USD 1 Month + 0.13%), 1.38%, 12/10/2017 (e) (aa)	50,007
40,000	(ICE LIBOR USD 1 Month + 0.15%), 1.39%, 12/07/2017 (e) (aa)	40,000
62,000	(ICE LIBOR USD 1 Month + 0.23%), 1.47%, 12/16/2017 (aa)	62,000
46,500	(ICE LIBOR USD 1 Month + 0.22%), 1.57%, 12/05/2017 (e) (aa)	46,502
	Toronto-Dominion Bank (The),
250,000	(ICE LIBOR USD 1 Month + 0.13%), 1.37%, 12/05/2017 (aa)	250,089
50,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/12/2017 (aa)	49,995
125,000	(ICE LIBOR USD 1 Month + 0.20%), 1.54%, 12/22/2017 (aa)	124,999
42,000	Toyota Credit Canada, Inc., 1.46%, 03/12/2018 (n)	41,837
92,000	Toyota Motor Credit Corp., (ICE LIBOR USD 1 Month + 0.25%), 1.50%, 12/08/2017 (aa)	92,007
12,000	Toyota Motor Finance Netherlands BV, (ICE LIBOR USD 1 Month + 0.20%), 1.55%, 12/24/2017 (aa)	12,007
	UBS AG,
100,000	(ICE LIBOR USD 1 Month + 0.15%), 1.39%, 12/08/2017 (aa)	100,005
90,000	(ICE LIBOR USD 1 Month + 0.24%), 1.58%, 12/28/2017 (aa)	89,989
50,000	United Overseas Bank Ltd., 1.39%, 02/08/2018 (e) (n)	49,860
50,000	Versailles Commercial Paper LLC, 1.50%, 02/05/2018 (e) (n)	49,860
	Westpac Banking Corp.,
90,000	(ICE LIBOR USD 1 Month + 0.19%), 1.43%, 12/11/2017 (aa)	90,011
108,600	(ICE LIBOR USD 1 Month + 0.18%), 1.44%, 12/21/2017 (aa)	108,613
35,000	(ICE LIBOR USD 1 Month + 0.23%), 1.47%, 12/20/2017 (e) (aa)	35,021
60,000	(ICE LIBOR USD 1 Month + 0.17%), 1.50%, 12/02/2017 (aa)	60,017
50,000	(ICE LIBOR USD 1 Month + 0.19%), 1.52%, 12/10/2017 (aa)	50,002
42,000	(ICE LIBOR USD 1 Month + 0.41%), 1.66%, 12/21/2017 (aa)	42,039
45,000	(ICE LIBOR USD 1 Month + 0.41%), 1.67%, 12/21/2017 (aa)	45,043

		9,403,100

	Time Deposits — 28.7%
	Australia & New Zealand Banking Group Ltd.,
500,000	1.08%, 12/01/2017	500,000
600,000	1.20%, 12/06/2017	600,000
	BNP Paribas SA,
150,000	1.18%, 12/04/2017	150,000
500,000	1.18%, 12/06/2017	500,000
600,000	Canadian Imperial Bank of Commerce, 1.08%, 12/01/2017	600,000
295,000	Chiba Bank Ltd., 1.19%, 12/01/2017	295,000
400,000	China Construction Bank Corp., 1.20%, 12/01/2017	400,000
300,000	Citibank NA, 1.18%, 12/06/2017	300,000
	Cooperatieve Rabobank UA,
200,000	1.17%, 12/01/2017	200,000
350,000	1.20%, 12/06/2017	350,000
498,669	Credit Agricole Corporate & Investment Bank SA, 1.09%, 12/01/2017	498,669
400,000	Credit Industriel et Commercial, 1.18%, 12/06/2017	400,000
1,300,000	DNB Bank ASA, 1.08%, 12/01/2017	1,300,000
700,000	DZ Bank AG, 1.09%, 12/01/2017	700,000
	Industrial & Commercial Bank of China Ltd.,
630,000	1.20%, 12/01/2017	630,000
	ING Bank NV,
413,000	1.19%, 12/01/2017	413,000
150,000	1.21%, 12/06/2017	150,000
445,024	Natixis SA, 1.09%, 12/01/2017	445,024
525,000	Nordea Bank AB, 1.08%, 12/01/2017	525,000
300,000	Royal Bank of Canada, 1.19%, 12/06/2017	300,000
532,707	Skandinaviska Enskilda Banken AB, 1.08%, 12/01/2017	532,707
	Standard Chartered Bank,
150,000	1.18%, 12/05/2017	150,000
250,000	1.18%, 12/06/2017	250,000
1,000,000	Swedbank AB, 1.17%, 12/06/2017	1,000,000

		11,189,400

	Total Short-Term Investments (Cost $35,100,005)	35,103,758

	Total Investments — 100.2% (Cost $39,139,541)	39,143,294
	Liabilities in Excess of Other Assets — (0.2)%	(92,839)

	NET ASSETS — 100.0%	$39,050,455

Percentages indicated are based on net assets.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LOC	—	Letter of Credit
Rev.	—	Revenue
USD	—	United States Dollar
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – Quoted prices in active markets for identical securities.

• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$39,143,294	$—	$39,143,294

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

.

JPMorgan Short Duration Core Plus Fund

(formerly JPMorgan Short Duration High Yield Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 9.6%
	AmeriCredit Automobile Receivables Trust,
160	Series 2017-2, Class D, 3.42%, 04/18/2023	161
500	Series 2017-3, Class D, 3.18%, 07/18/2023	502
450	BMW Vehicle Lease Trust, Series 2017-2, Class A3, 2.07%, 10/20/2020	450
295	CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.11%, 10/17/2022	294
	Citi Held For Asset Issuance,
498	Series 2015-PM1, Class C, 5.01%, 12/15/2021 (e) (bb)	505
500	Series 2016-PM1, Class B, 7.67%, 04/15/2025 (e)	514
	CLUB Credit Trust,
500	Series 2017-P1, Class B, 3.56%, 09/15/2023 (e)	502
250	Series 2017-P2, Class A, 2.61%, 01/15/2024 (e)	250
250	Series 2017-P2, Class B, 3.56%, 01/15/2024 (e)	250
78	Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 04/11/2024	82
500	CPS Auto Trust, Series 2017-D, Class C, 3.01%, 10/17/2022 (e)	498
273	Dell Equipment Finance Trust, Series 2017-2, Class A3, 2.19%, 10/24/2022 (e)	273
130	Delta Air Lines Pass-Through Trust, Series 2015-1, Class B, 4.25%, 07/30/2023	135
500	Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80%, 07/15/2022	501
	DT Auto Owner Trust,
400	Series 2015-3A, Class D, 4.53%, 10/17/2022 (e)	409
350	Series 2017-3A, Class D, 3.58%, 05/15/2023 (e)	350
300	Series 2017-4A, Class D, 3.47%, 07/17/2023 (e)	300
300	Flagship Credit Auto Trust, Series 2017-4, Class D, 3.58%, 01/15/2024 (e)	300
315	Ford Credit Auto Lease Trust, Series 2017-B, Class A3, 2.03%, 12/15/2020	314
250	LendingClub Issuance Trust, Series 2016-NP2, Class B, 6.00%, 01/17/2023 (e)	257
	Lendmark Funding Trust,
250	Series 2017-2A, Class A, 2.80%, 05/20/2026 (e)	250
200	Series 2017-2A, Class B, 3.38%, 05/20/2026 (e)	200
150	Series 2017-2A, Class C, 4.33%, 05/20/2026 (e)	150
	Marlette Funding Trust,
300	Series 2017-3A, Class A, 2.36%, 12/15/2024 (e)	300
250	Series 2017-3A, Class B, 3.01%, 12/15/2024 (e)	250
200	Series 2017-3A, Class C, 4.01%, 12/15/2024 (e)	201
296	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, SUB, 3.00%, 07/25/2057 (e) (bb)	296
	Prosper Marketplace Issuance Trust,
350	Series 2017-3A, Class A, 2.36%, 11/15/2023 (e)	349
300	Series 2017-3A, Class B, 3.36%, 11/15/2023 (e)	300
	SoFi Consumer Loan Program LLC,
192	Class B, 3.52%, 11/25/2026 (e)	191
300	Series 2017-6, Class C, 4.02%, 11/25/2026 (e)	299
500	Springleaf Funding Trust, Series 2016-AA, Class B, 3.80%, 11/15/2029 (e)	504
	United Airlines Pass-Through Trust,
30	Class B, 3.65%, 10/07/2025	30
35	Class B, 3.65%, 01/07/2026	35
111	US Airways Pass-Through Trust, Class A, 4.63%, 06/03/2025	118
300	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.84%, 04/17/2023 (e)	300
400	VOLT LXIII LLC, Series 2017-NP10, Class A1, SUB, 3.00%, 10/25/2047 (e)	400
500	Westlake Automobile Receivables Trust, Series 2016-2A, Class D, 4.10%, 06/15/2021 (e)	506

	Total Asset-Backed Securities (Cost $11,535)	11,526

Collateralized Mortgage Obligations — 9.9%
	Alternative Loan Trust,
383	Series 2004-25CB, Class A1, 6.00%, 12/25/2034	394
393	Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	397
329	CHL Mortgage Pass-Through Trust, Series 2006-HYB2, Class 2A1B, 3.23%, 04/20/2036 (z)	302
	FHLMC REMIC,
335	Series 3036, Class NE, 5.00%, 09/15/2035	362
241	Series 3820, Class GJ, 3.50%, 12/15/2039	247
199	Series 3904, Class EC, 2.00%, 08/15/2040	198
333	Series 4012, Class JD, 1.75%, 12/15/2040	328

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
229	Series 4091, Class TA, 3.00%, 05/15/2041	233
1,183	Series 4120, Class JS, IF, IO, 4.95%, 10/15/2032 (z)	192
212	Series 4239, Class LD, 3.00%, 08/15/2043	213
320	Series 4284, Class EJ, 3.00%, 10/15/2038	324
462	Series 4467, Class DA, 3.00%, 11/15/2041	467
253	Series 4537, Class HA, 3.50%, 09/15/2041	260
728	Series 4675, Class LU, 3.00%, 12/15/2044	737
1,133	Series 4681, Class SD, IF, IO, 4.90%, 05/15/2047 (z)	228
	FHLMC Structured Agency Credit Risk Debt Notes,
247	Series 2017-DNA3, Class M1, 2.08%, 03/25/2030 (z)	248
250	Series 2017-DNA3, Class M2, 3.83%, 03/25/2030 (z)	253
	FNMA REMIC,
3,069	Series 2012-139, Class DI, IO, 3.00%, 12/25/2027	278
1,108	Series 2014-84, Class KA, 3.00%, 11/25/2040	1,121
319	Series 2015-2, Class PA, 2.25%, 03/25/2044	313
986	Series 2015-80, Class CA, 3.00%, 04/25/2040	1,000
1,122	Series 2017-13, Class AS, IF, IO, 4.72%, 02/25/2047 (z)	242
967	Series 2017-46, Class LB, 3.50%, 12/25/2052	999
1,053	Series 2017-47, Class ST, IF, IO, 4.77%, 06/25/2047 (z)	235
1,164	Series 2017-69, Class SH, IF, IO, 4.87%, 09/25/2047 (z)	242
1,000	Series 2017-96, Class KA, 3.00%, 01/25/2055	1,009
705	GNMA, Series 2012-39, Class MI, IO, 4.00%, 03/16/2042	142
248	LSTAR Securities Investment Ltd., Series 2017-7, Class A, 2.99%, 10/01/2022 (e) (z)	247
300	RALI Trust, Series 2003-QS12, Class A4, 3.35%, 06/25/2018	297
329	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR5, Class A6, 3.02%, 05/25/2035 (z)	332

	Total Collateralized Mortgage Obligations (Cost $11,913)	11,840

Commercial Mortgage-Backed Securities — 8.4%
400	Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/05/2032 (e) (z)	413
206	CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class D, 3.77%, 04/10/2028 (e) (bb)	208
400	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class C, 2.30%, 07/15/2028 (e) (z)	400
245	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.88%, 11/10/2046 (e) (z)	263
	FHLMC Multifamily Structured Pass-Through Certificates,
5,904	Series K018, Class X1, IO, 1.52%, 01/25/2022 (z)	268
3,360	Series K025, Class X3, IO, 1.81%, 11/25/2040 (z)	252
11,324	Series K027, Class X1, IO, 0.92%, 01/25/2023 (z)	376
3,700	Series K054, Class X3, IO, 1.65%, 04/25/2043 (z)	394
2,775	Series K061, Class X3, IO, 2.04%, 12/25/2044 (z)	396
3,500	Series K728, Class X3, IO, 1.95%, 11/25/2045 (z)	394
	FREMF Mortgage Trust,
305	Series 2011-K11, Class B, 4.57%, 12/25/2048 (e) (z)	318
135	Series 2011-K15, Class B, 5.12%, 08/25/2044 (e) (z)	144
400	Series 2011-K16, Class B, 4.75%, 11/25/2046 (e) (z)	427
385	Series 2012-K18, Class B, 4.40%, 01/25/2045 (e) (z)	403
300	Series 2012-K19, Class B, 4.17%, 05/25/2045 (e) (z)	312
190	Series 2012-K22, Class B, 3.81%, 08/25/2045 (e) (z)	195
250	Series 2014-K716, Class B, 4.08%, 08/25/2047 (e) (z)	257
300	Series 2017-KF36, Class B, 3.02%, 08/25/2024 (e) (z)	300
300	Series 2017-KF38, Class B, 3.74%, 09/25/2024 (e) (z)	300
	GNMA,
3,420	Series 2015-115, IO, 0.62%, 07/16/2057 (z)	179
3,714	Series 2017-23, IO, 0.73%, 05/16/2059 (z)	249
100	GRACE Mortgage Trust, Series 2014-GRCE, Class B, 3.52%, 06/10/2028 (e)	102

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	JP Morgan Chase Commercial Mortgage Securities Trust,
57	Series 2005-LDP2, Class E, 4.98%, 07/15/2042 (z) (bb)	59
310	Series 2005-LDP5, Class G, 5.89%, 12/15/2044 (e) (z)	313
	LB-UBS Commercial Mortgage Trust,
300	Series 2007-C6, Class AJ, 6.44%, 07/15/2040 (z)	310
300	Series 2007-C7, Class B, 6.59%, 09/15/2045 (z)	302
	Morgan Stanley Bank of America Merrill Lynch Trust,
150	Series 2013-C10, Class A4, 4.22%, 07/15/2046 (z)	160
300	Series 2014-C15, Class C, 5.06%, 04/15/2047 (z)	314
250	Series 2014-C15, Class D, 5.06%, 04/15/2047 (e) (z)	226
400	Morgan Stanley Capital I Trust, Series 2014-MP, Class B, 3.69%, 08/11/2033 (e)	411
	Wachovia Bank Commercial Mortgage Trust,
353	Series 2005-C21, Class B, 5.47%, 10/15/2044 (z)	355
400	Series 2007-C30, Class B, 5.46%, 12/15/2043 (z)	403
400	Series 2007-C31, Class B, 5.70%, 04/15/2047 (z)	410
	WFRBS Commercial Mortgage Trust,
150	Series 2013-C11, Class B, 3.71%, 03/15/2045 (z)	152
150	Series 2013-C12, Class B, 3.86%, 03/15/2048 (z)	153

	Total Commercial Mortgage-Backed Securities (Cost $10,162)	10,118

Corporate Bonds — 33.3%
	Consumer Discretionary — 1.2%
	Hotels, Restaurants & Leisure — 0.3%
350	Scientific Games International, Inc., 7.00%, 01/01/2022 (e)	369

	Household Durables — 0.0% (g)
60	DR Horton, Inc., 2.55%, 12/01/2020	60

	Internet & Direct Marketing Retail — 0.1%
75	Amazon.com, Inc., 2.40%, 02/22/2023 (e)	74

	Media — 0.8%
210	Altice Financing SA, (Luxembourg), 6.50%, 01/15/2022 (e)	215
105	Cablevision Systems Corp., 5.88%, 09/15/2022	104
75	Charter Communications Operating LLC, 4.46%, 07/23/2022	78
260	CSC Holdings LLC, 5.25%, 06/01/2024	254
250	DISH DBS Corp., 5.00%, 03/15/2023	243

		894

	Total Consumer Discretionary	1,397

	Consumer Staples — 2.7%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
300	2.65%, 02/01/2021	302
75	3.65%, 02/01/2026	77
	Constellation Brands, Inc.,
70	2.65%, 11/07/2022	69
100	2.70%, 05/09/2022	100
150	Molson Coors Brewing Co., 2.10%, 07/15/2021	147

		695

	Food & Staples Retailing — 0.7%
200	CK Hutchison International II Ltd., (Hong Kong), 2.25%, 09/29/2020 (e)	198
100	Kroger Co. (The), 2.95%, 11/01/2021	101
350	Safeway, Inc., 3.95%, 08/15/2020	335
225	SUPERVALU, Inc., 7.75%, 11/15/2022	219

		853

	Food Products — 0.5%
100	Bunge Ltd. Finance Corp., 3.00%, 09/25/2022	99
350	JBS USA LUX SA, (Brazil), 5.88%, 07/15/2024 (e)	346
100	McCormick & Co., Inc., 2.70%, 08/15/2022	100

		545

	Household Products — 0.2%
200	Reckitt Benckiser Treasury Services plc, (United Kingdom), 2.38%, 06/24/2022 (e)	196

	Tobacco — 0.7%
350	Altria Group, Inc., 2.63%, 01/14/2020	352
225	BAT Capital Corp., (United Kingdom), 2.76%, 08/15/2022 (e)	223
200	Imperial Brands Finance plc, (United Kingdom), 2.95%, 07/21/2020 (e)	202
	Philip Morris International, Inc.,
100	2.38%, 08/17/2022	99
45	2.50%, 11/02/2022	44

		920

	Total Consumer Staples	3,209

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy — 4.0%
	Energy Equipment & Services — 0.2%
220	Nabors Industries, Inc., 4.63%, 09/15/2021	211
75	Schlumberger Holdings Corp., 3.63%, 12/21/2022 (e)	77

		288

	Oil, Gas & Consumable Fuels — 3.8%
125	Antero Resources Corp., 5.13%, 12/01/2022	128
50	Boardwalk Pipelines LP, 4.95%, 12/15/2024	53
300	BP Capital Markets plc, (United Kingdom), 4.50%, 10/01/2020	318
	Buckeye Partners LP,
45	4.15%, 07/01/2023	46
50	4.35%, 10/15/2024	51
125	Continental Resources, Inc., 5.00%, 09/15/2022	127
200	Ecopetrol SA, (Colombia), 5.88%, 09/18/2023	223
75	Enbridge, Inc., (Canada), 2.90%, 07/15/2022	75
210	Energy Transfer Equity LP, 5.88%, 01/15/2024	225
200	Enterprise Products Operating LLC, 2.85%, 04/15/2021	202
	EQT Corp.,
125	2.50%, 10/01/2020	125
75	3.00%, 10/01/2022	74
215	Genesis Energy LP, 5.75%, 02/15/2021	217
50	MPLX LP, 4.88%, 12/01/2024	54
125	Oasis Petroleum, Inc., 6.88%, 03/15/2022	127
300	ONEOK Partners LP, 3.20%, 09/15/2018	302
300	Petrobras Global Finance BV, (Brazil), 8.38%, 05/23/2021	342
350	Petroleos Mexicanos, (Mexico), 4.88%, 01/24/2022	367
125	QEP Resources, Inc., 6.80%, 04/01/2018	127
150	RSP Permian, Inc., 6.63%, 10/01/2022	158
300	Spectra Energy Partners LP, 2.95%, 09/25/2018	302
150	Sunoco Logistics Partners Operations LP, 4.65%, 02/15/2022	157
24	TerraForm Power Operating LLC, 4.25%, 01/31/2023 (e) (w)	24
270	Ultra Resources, Inc., 6.88%, 04/15/2022 (e)	273
100	Williams Partners LP, 4.50%, 11/15/2023	106
200	YPF SA, (Argentina), Reg. S, 8.50%, 03/23/2021	226

		4,429

	Total Energy	4,717

	Financials — 13.9%
	Banks — 7.4%
200	ABN AMRO Bank NV, (Netherlands), 2.45%, 06/04/2020 (e)	200
200	ANZ New Zealand Int’l Ltd., (New Zealand), 2.20%, 07/17/2020 (e)	199
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.05%, 09/23/2019	249
	Bank of America Corp.,
450	(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/2021 (aa)	449
200	(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/2023 (aa)	203
200	Bank of Montreal, (Canada), 2.10%, 06/15/2020	199
200	Bank of Nova Scotia (The), (Canada), 2.05%, 06/05/2019	200
300	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.30%, 03/10/2019 (e)	301
200	Banque Federative du Credit Mutuel SA, (France), 2.00%, 04/12/2019 (e)	199
100	BB&T Corp., 2.63%, 06/29/2020	101
100	Canadian Imperial Bank of Commerce, (Canada), 2.10%, 10/05/2020	99
500	Capital One NA, 1.85%, 09/13/2019	495
250	Citibank NA, 2.13%, 10/20/2020	248
500	Citigroup, Inc., (ICE LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/2023 (aa)	497
250	Citizens Bank NA, 2.25%, 03/02/2020	249
150	Commonwealth Bank of Australia, (Australia), 1.75%, 11/07/2019 (e)	149
100	Fifth Third Bancorp, 2.60%, 06/15/2022	99
	HSBC Holdings plc, (United Kingdom),
200	2.95%, 05/25/2021	202
200	(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (aa)	201
200	(USD ICE Swap Rate 5 Year + 3.71%), 6.38%, 09/17/2024 (x) (y) (aa)	215
250	Huntington National Bank (The), 2.50%, 08/07/2022	246
100	KeyCorp, 5.10%, 03/24/2021	108
250	Lloyds Bank plc, (United Kingdom), 2.30%, 11/27/2018	251
200	Mizuho Bank Ltd., (Japan), 2.45%, 04/16/2019 (e)	201
250	National Australia Bank Ltd., (Australia), 2.50%, 05/22/2022	248
200	Nordea Bank AB, (Sweden), 1.63%, 09/30/2019 (e)	198
250	PNC Bank NA, 2.60%, 07/21/2020	252

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
150	PNC Financial Services Group, Inc. (The), Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 06/01/2023 (x) (y) (aa)	155
100	Regions Financial Corp., 3.20%, 02/08/2021	102
	Royal Bank of Canada, (Canada),
250	1.63%, 04/15/2019	249
100	2.15%, 10/26/2020	99
200	Santander UK plc, (United Kingdom), 2.13%, 11/03/2020	198
200	Skandinaviska Enskilda Banken AB, (Sweden), 2.38%, 03/25/2019 (e)	201
250	Sumitomo Mitsui Banking Corp., (Japan), 2.25%, 07/11/2019	250
	Sumitomo Mitsui Financial Group, Inc., (Japan),
65	2.78%, 10/18/2022	65
100	2.93%, 03/09/2021	101
200	SunTrust Banks, Inc., 2.90%, 03/03/2021	202
150	Svenska Handelsbanken AB, (Sweden), 5.13%, 03/30/2020 (e)	160
200	UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (aa) (e)	198
	Wells Fargo & Co.,
125	3.07%, 01/24/2023	126
50	Series M, 3.45%, 02/13/2023	51
150	Series N, 2.15%, 01/30/2020	150
150	Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 06/15/2024 (x) (y) (aa)	162
150	Westpac Banking Corp., (Australia), 2.50%, 06/28/2022	149

		8,876

	Capital Markets — 1.9%
100	Bank of New York Mellon Corp. (The), (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/2023 (aa)	100
250	Credit Suisse Group AG, (Switzerland), 3.57%, 01/09/2023 (e)	255
	Goldman Sachs Group, Inc. (The),
350	2.35%, 11/15/2021	343
140	(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (aa)	140
300	3.00%, 04/26/2022	301
170	Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (x) (y) (aa)	169
60	Macquarie Group Ltd., (Australia), (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (aa) (e)	60
	Morgan Stanley,
250	2.45%, 02/01/2019	251
	Capital Markets — continued
200	2.50%, 04/21/2021	199
200	2.63%, 11/17/2021	200
200	UBS Group AG, (Switzerland), Reg. S, (USD Swap Semi 5 Year + 5.46%), 7.13%, 02/19/2020 (x) (y) (aa)	213

		2,231

	Consumer Finance — 2.2%
	AerCap Ireland Capital DAC, (Netherlands),
150	4.50%, 05/15/2021	157
150	5.00%, 10/01/2021	161
250	Ally Financial, Inc., 4.13%, 02/13/2022	258
80	American Express Co., 2.20%, 10/30/2020	79
500	American Express Credit Corp., 1.88%, 05/03/2019	499
35	American Honda Finance Corp., 2.60%, 11/16/2022	35
	Ford Motor Credit Co. LLC,
250	2.94%, 01/08/2019	251
200	3.34%, 03/28/2022	203
	General Motors Financial Co., Inc.,
250	3.10%, 01/15/2019	253
125	3.70%, 05/09/2023	127
200	Hyundai Capital Services, Inc., (South Korea), 2.88%, 03/16/2021 (e)	199
35	John Deere Capital Corp., 2.65%, 06/24/2024	35
190	Springleaf Finance Corp., 7.75%, 10/01/2021	210
150	Synchrony Financial, 4.25%, 08/15/2024	156

		2,623

	Diversified Financial Services — 0.8%
165	Federation des Caisses Desjardins du Quebec, (Canada), 2.25%, 10/30/2020 (e)	164
210	Nationstar Mortgage LLC, 6.50%, 07/01/2021	213
200	Nationwide Building Society, (United Kingdom), 2.45%, 07/27/2021 (e)	199
150	Protective Life Global Funding, 2.16%, 09/25/2020 (e)	148
250	Siemens Financieringsmaatschappij NV, (Germany), 2.15%, 05/27/2020 (e)	249

		973

	Insurance — 1.2%
115	Jackson National Life Global Funding, 2.25%, 04/29/2021 (e)	114
285	MassMutual Global Funding II, 2.35%, 04/09/2019 (e)	286
150	MetLife, Inc., Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 06/15/2020 (x) (y) (aa)	156

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
	Metropolitan Life Global Funding I,
200	1.95%, 09/15/2021 (e)	196
100	3.00%, 01/10/2023 (e)	101
200	Pricoa Global Funding I, 2.20%, 05/16/2019 (e)	200
295	Reliance Standard Life Global Funding II, 2.50%, 04/24/2019 (e)	296
105	Suncorp-Metway Ltd., (Australia), 2.38%, 11/09/2020 (e)	105

		1,454

	Thrifts & Mortgage Finance — 0.4%
250	BPCE SA, (France), 2.65%, 02/03/2021	251
210	Ladder Capital Finance Holdings LLLP, 5.25%, 03/15/2022 (e)	217

		468

	Total Financials	16,625

	Health Care — 2.5%
	Biotechnology — 0.4%
200	AbbVie, Inc., 2.30%, 05/14/2021	198
150	Amgen, Inc., 2.65%, 05/11/2022	149
145	Celgene Corp., 2.75%, 02/15/2023	144

		491

	Health Care Equipment & Supplies — 0.4%
	Abbott Laboratories,
200	2.00%, 03/15/2020	198
50	3.75%, 11/30/2026	51
200	Becton Dickinson and Co., 2.89%, 06/06/2022	199

		448

	Health Care Providers & Services — 0.6%
75	Anthem, Inc., 2.95%, 12/01/2022	75
100	Cardinal Health, Inc., 2.62%, 06/15/2022	98
150	Centene Corp., 5.63%, 02/15/2021	155
150	DaVita, Inc., 5.75%, 08/15/2022	155
100	Express Scripts Holding Co., 3.00%, 07/15/2023	99
200	HCA, Inc., 5.38%, 02/01/2025	207

		789

	Life Sciences Tools & Services — 0.3%
300	Thermo Fisher Scientific, Inc., 2.40%, 02/01/2019	301

	Pharmaceuticals — 0.8%
50	Actavis Funding SCS, 3.80%, 03/15/2025	50
185	Allergan Funding SCS, 3.45%, 03/15/2022	188
100	EMD Finance LLC, (Germany), 2.95%, 03/19/2022 (e)	101
200	Mylan NV, 2.50%, 06/07/2019	200
150	Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/2021	148
125	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 2.80%, 07/21/2023	111
225	Valeant Pharmaceuticals International, Inc., 5.50%, 11/01/2025 (e)	226

		1,024

	Total Health Care	3,053

	Industrials — 1.5%
	Aerospace & Defense — 0.5%
150	L3 Technologies, Inc., 4.75%, 07/15/2020	158
	Northrop Grumman Corp.,
140	2.08%, 10/15/2020	139
140	2.55%, 10/15/2022	138
100	Rockwell Collins, Inc., 3.10%, 11/15/2021	102
125	TransDigm, Inc., 6.50%, 07/15/2024	128

		665

	Air Freight & Logistics — 0.1%
150	XPO Logistics, Inc., 6.50%, 06/15/2022 (e)	157

	Airlines — 0.1%
80	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	83

	Building Products — 0.1%
75	Boral Finance Pty. Ltd., (Australia), 3.00%, 11/01/2022 (e)	75

	Industrial Conglomerates — 0.2%
200	General Electric Co., 2.20%, 01/09/2020	200

	Road & Rail — 0.3%
125	DAE Funding LLC, (United Arab Emirates), 4.50%, 08/01/2022 (e)	125
205	Park Aerospace Holdings Ltd., (Ireland), 5.25%, 08/15/2022 (e)	209

		334

	Trading Companies & Distributors — 0.2%
100	Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	100
150	WESCO Distribution, Inc., 5.38%, 12/15/2021	153

		253

	Total Industrials	1,767

	Information Technology — 1.1%
	IT Services — 0.2%
250	Alliance Data Systems Corp., 5.88%, 11/01/2021 (e)	256

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 0.1%
	Analog Devices, Inc.,
75	2.50%, 12/05/2021	75
50	3.13%, 12/05/2023	50
50	QUALCOMM, Inc., 2.90%, 05/20/2024	48

		173

	Software — 0.4%
180	Infor US, Inc., 5.75%, 08/15/2020 (e)	185
150	Nuance Communications, Inc., 5.38%, 08/15/2020 (e)	152
135	Oracle Corp., 2.63%, 02/15/2023	135

		472

	Technology Hardware, Storage & Peripherals — 0.4%
	Dell International LLC,
200	4.42%, 06/15/2021 (e)	209
50	5.45%, 06/15/2023 (e)	54
185	5.88%, 06/15/2021 (e)	192

		455

	Total Information Technology	1,356

	Materials — 0.8%
	Chemicals — 0.2%
	CF Industries, Inc.,
100	3.40%, 12/01/2021 (e)	101
125	3.45%, 06/01/2023	123
60	Mosaic Co. (The), 3.25%, 11/15/2022	60

		284

	Construction Materials — 0.2%
200	Union Andina de Cementos SAA, (Peru), Reg. S, 5.88%, 10/30/2021	209

	Containers & Packaging — 0.2%
200	Reynolds Group Issuer, Inc., (ICE LIBOR USD 3 Month + 3.50%), 4.86%, 07/15/2021 (aa) (e)	204

	Metals & Mining — 0.2%
215	FMG Resources August 2006 Pty. Ltd., (Australia), 4.75%, 05/15/2022 (e)	219
75	Glencore Funding LLC, (Switzerland), 3.00%, 10/27/2022 (e)	74

		293

	Total Materials	990

	Real Estate — 1.0%
	Equity Real Estate Investment Trusts (REITs) — 1.0%
	American Tower Corp.,
150	2.25%, 01/15/2022	148
75	5.90%, 11/01/2021	83
150	Crown Castle International Corp., 4.88%, 04/15/2022	161
150	Equinix, Inc., 5.38%, 04/01/2023	155
75	HCP, Inc., 4.00%, 12/01/2022	78
150	Simon Property Group LP, 2.63%, 06/15/2022	150
147	Ventas Realty LP, 4.25%, 03/01/2022	154
100	VEREIT Operating Partnership LP, 4.13%, 06/01/2021	104
150	Welltower, Inc., 4.95%, 01/15/2021	160

	Total Real Estate	1,193

	Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 1.6%
	AT&T, Inc.,
300	2.30%, 03/11/2019	300
175	3.80%, 03/01/2024	179
115	3.95%, 01/15/2025	117
260	CCO Holdings LLC, 5.88%, 04/01/2024 (e)	272
310	CenturyLink, Inc., Series S, 6.45%, 06/15/2021	308
300	Deutsche Telekom International Finance BV, (Germany), 2.23%, 01/17/2020 (e)	299
210	Level 3 Financing, Inc., 5.63%, 02/01/2023	212
	Verizon Communications, Inc.,
150	2.63%, 02/21/2020	151
100	3.50%, 11/01/2024	101

		1,939

	Wireless Telecommunication Services — 1.1%
200	America Movil SAB de CV, (Mexico), 3.13%, 07/16/2022	203
200	Comunicaciones Celulares SA, (Guatemala), Reg. S, 6.88%, 02/06/2024	208
350	Sprint Communications, Inc., 6.00%, 11/15/2022	353
350	T-Mobile USA, Inc., 6.50%, 01/15/2024	372
200	Wind Tre SpA, (Italy), 5.00%, 01/20/2026 (e)	192

		1,328

	Total Telecommunication Services	3,267

	Utilities — 1.9%
	Electric Utilities — 1.0%
200	Arizona Public Service Co., 2.20%, 01/15/2020	200
200	DPL, Inc., 7.25%, 10/15/2021	221
200	Duke Energy Corp., 1.80%, 09/01/2021	195
200	Enel Finance International NV, (Italy), 2.88%, 05/25/2022 (e)	200
150	Eversource Energy, Series K, 2.75%, 03/15/2022	150
45	ITC Holdings Corp., 2.70%, 11/15/2022 (e)	45

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
100	PPL Capital Funding, Inc., 3.50%, 12/01/2022	102
150	Xcel Energy, Inc., 4.70%, 05/15/2020	157

		1,270

	Independent Power and Renewable Electricity Producers — 0.3%
200	Dynegy, Inc., 8.03%, 02/02/2024	211
150	Exelon Generation Co. LLC, 3.40%, 03/15/2022	153

		364

	Multi-Utilities — 0.6%
150	Ameren Corp., 2.70%, 11/15/2020	151
100	CMS Energy Corp., 5.05%, 03/15/2022	109
150	Consolidated Edison, Inc., 2.00%, 05/15/2021	148
10	NiSource Finance Corp., 2.65%, 11/17/2022	10
75	Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	74
195	Sempra Energy, (ICE LIBOR USD 3 Month + 0.45%), 1.81%, 03/15/2021 (aa)	195

		687

	Total Utilities	2,321

	Total Corporate Bonds (Cost $40,169)	39,895

Foreign Government Securities — 1.1%
300	Provincia de Buenos Aires, (Argentina), Reg. S, 10.88%, 01/26/2021	342
200	Republic of Belarus, (Belarus), Reg. S, 6.88%, 02/28/2023	211
200	Republic of Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.95%, 11/10/2021	217
200	Republic of Lebanon, (Lebanon), Reg. S, 5.45%, 11/28/2019	194
200	Republic of Serbia, (Serbia), Reg. S, 7.25%, 09/28/2021	229
100	Republic of Ukraine, (Ukraine), Reg. S, 7.75%, 09/01/2021	107

	Total Foreign Government Securities (Cost $1,310)	1,300

Mortgage-Backed Securities — 11.7%
1,144	FHLMC Gold Pools, 15 Year, Single Family, 3.00%, 11/01/2032 (w)	1,166
657	FHLMC Gold Pools, 20 Year, Single Family, 3.00%, 04/01/2033	670
	FHLMC Gold Pools, 30 Year, Single Family,
997	3.50%, 11/01/2047	1,023
1,990	4.00%, 10/01/2047 - 11/01/2047	2,080
	FNMA, 15 Year, Single Family,
3,605	3.00%, 09/01/2032 - 11/01/2032	3,675
1,445	3.50%, 08/01/2031 - 05/01/2032	1,504
	FNMA, 20 Year, Single Family,
301	3.00%, 08/01/2033	307
500	3.50%, 05/01/2033	521
	FNMA, 30 Year, Single Family,
996	3.50%, 11/01/2047	1,022
1,987	4.00%, 10/01/2047 - 11/01/2047	2,077

	Total Mortgage-Backed Securities (Cost $14,157)	14,045

U.S. Treasury Obligations — 22.9%
	U.S. Treasury Notes,
2,727	1.38%, 09/30/2019	2,707
3,788	1.38%, 09/15/2020	3,737
1,700	1.50%, 10/31/2019	1,691
3,010	1.50%, 05/15/2020	2,984
3,010	1.50%, 06/15/2020	2,983
3,785	1.50%, 07/15/2020	3,748
3,570	1.50%, 08/15/2020	3,535
2,039	1.63%, 10/15/2020	2,023
2,720	1.63%, 11/30/2020	2,697
935	1.75%, 11/15/2020	931
500	2.00%, 10/31/2022	497

	Total U.S. Treasury Obligations (Cost $27,670)	27,533

SHARES
Common Stock — 0.0% (g)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
— (h)	Sabine Oil & Gas Holdings, Inc. (a) (Cost $4)	5

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
	Sabine Oil & Gas Holdings, Inc.,
— (h)	expiring 04/13/2026 (a)	—	(h)
— (h)	expiring 04/13/2026 (Strike Price $1.00) (a)	3

	Total Warrants (Cost $2)	3

JPMorgan Short Duration Core Plus Fund

(Formerly JPMorgan Short Duration High Yield Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands, except number of Future contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments— 3.5%
	U.S. Treasury Obligation — 0.0% (g)
115	U.S. Treasury Bills, 1.10%, 02/22/2018 (n) (Cost $115)	115

SHARES
	Investment Company — 3.5%
4,148	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $4,148)	4,148

	Total Short-Term Investments (Cost $4,263)	4,263

	Total Investments — 100.4% (Cost $121,185)	120,528
	Liabilities in Excess of Other Assets — (0.4)%	(423)

	NET ASSETS — 100.0%	$120,105

Percentages indicated are based on net assets.

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	2	03/2018	USD	248	(1)
U.S. Treasury 2 Year Note	36	03/2018	USD	7,719	(2)
U.S. Treasury 5 Year Note	84	03/2018	USD	9,773	(11)

					(14)

Short Contracts
U.S. Treasury 10 Year Note	(51)	03/2018	USD	(6,326)	20
U.S. Treasury 10 Year Ultra Note	(31)	03/2018	USD	(4,127)	22
U.S. Treasury 5 Year Note	(3)	03/2018	USD	(349)	1

					43

					29

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$10,725	$801	$11,526
Collateralized Mortgage Obligations	—	11,840	—	11,840
Commercial Mortgage-Backed Securities	—	9,851	267	10,118
Corporate Bonds
Consumer Discretionary	—	1,397	—	1,397
Consumer Staples	—	3,209	—	3,209
Energy	—	4,717	—	4,717
Financials	—	16,625	—	16,625

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Health Care	$—	$3,053		$—		$3,053
Industrials	—	1,767		—		1,767
Information Technology	—	1,356		—		1,356
Materials	—	990		—		990
Real Estate	—	1,193		—		1,193
Telecommunication Services	—	3,267		—		3,267
Utilities	—	2,321		—		2,321

Total Corporate Bonds	—	39,895		—		39,895

Common Stock
Energy	—	5		—		5
Foreign Government Securities	—	1,300		—		1,300
U.S. Treasury Obligations	—	27,533		—		27,533
Mortgage-Backed Securities	—	14,045		—		14,045
Warrants
Energy	3	—	(a)	—		3
Short-Term Investments
Investment Company	4,148	—		—		4,148
U.S. Treasury Obligations	—	115		—		115

Total Short-Term Investments	4,148	115		—		4,263

Total Investments in Securities	$4,151	$115,309		$1,068	*	$120,528

Appreciation in Other Financial Instruments
Futures Contracts	$43	$—		$—		$43

Depreciation in Other Financial Instruments
Futures Contracts	$(14)	$—		$—		$(14)

*	Level 3 securities are valued by brokers and pricing services. At November 30, 2017, the value of these securities was approximately $1,068,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers among any levels during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Short Duration Core Plus Fund	Balance as of February 28, 2017	Realized gain (loss)			Change in net unrealized appreciation (depreciation)	Net accretion (amortization)			Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities
Asset-Backed Securities	$—	$—	(a	)	$2	$—	(a	)	$805	$(6)	$—	$—	$801
Commercial Mortgage-Backed Securities	—	(6)			(1)	—	(a	)	475	(201)	—	—	267
Corporate Bonds — Utilities	9	7			(9)	—			—	(7)	—	—	—
Common Stock — Energy	32	21			(1)	—			—	(52)	—	—	—
Loan Assignment — Consumer Discretionary	745	(13)			12	(1)			—	(743)	—	—	—
Right — Utilities	58	48			(58)	—			—	(48)	—	—	—

	$844	$57			$(55)	$(1)			$1,280	$(1,057)	$—	$—	$1,068

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $1,000.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Long Positions — 99.9%
Asset-Backed Securities — 7.9%
23,577		ABFC Trust, Series 2006-OPT2, Class A2, 1.47%, 10/25/2036 (z) (bb)	21,838
2,391		Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.21%, 01/25/2034 (bb)	2,450
		ACE Securities Corp. Home Equity Loan Trust,
5,164		Series 2006-ASP2, Class A2D, 1.61%, 03/25/2036 (z)	5,169
30,012		Series 2006-FM1, Class A2B, 1.42%, 07/25/2036 (z) (bb)	10,574
17,933		Ally Auto Receivables Trust, Series 2017-5, Class A3, 1.99%, 03/15/2022	17,904
8,643		American Express Credit Account Master Trust, Series 2014-1, Class A, 1.62%, 12/15/2021 (z)	8,674
731		Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, 2.60%, 08/25/2033 (z) (bb)	727
1,056		Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, 3.88%, 12/15/2033 (z) (bb)	1,046
1,778		Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, SUB, 5.82%, 12/25/2042 (bb)	1,717
		Capital One Multi-Asset Execution Trust,
19,145		Series 2014-A3, Class A3, 1.63%, 01/18/2022 (z)	19,204
34,007		Series 2014-A4, Class A4, 1.61%, 06/15/2022 (z)	34,140
15,774		Series 2016-A1, Class A1, 1.70%, 02/15/2022 (z)	15,845
		Carrington Mortgage Loan Trust,
16,025		Series 2006-FRE2, Class A2, 1.45%, 10/25/2036 (z) (bb)	10,667
12,464		Series 2006-NC2, Class A3, 1.48%, 06/25/2036 (z) (bb)	12,324
10,040		Series 2007-FRE1, Class A2, 1.53%, 02/25/2037 (z)	9,971
5,988		Series 2007-RFC1, Class A2, 1.43%, 12/25/2036 (z) (bb)	5,932
2,652		Centex Home Equity Loan Trust, Series 2005-A, Class M2, 2.08%, 01/25/2035 (z) (bb)	2,512
		Citibank Credit Card Issuance Trust,
15,063		Series 2013-A7, Class A7, 1.68%, 09/10/2020 (z)	15,101
9,669		Series 2017-A1, Class A1, 1.52%, 01/19/2021 (z)	9,690
19,003		Series 2017-A4, Class A4, 1.46%, 04/07/2022 (z)	19,039
26,596		Series 2017-A9, Class A9, 1.80%, 09/20/2021	26,486
140		Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.40%, 07/25/2036 (bb)	140
		Continental Airlines Pass-Through Trust,
1,403		Series 2003-ERJ1, 7.88%, 07/02/2018	1,420
–	(h)	Series 2006-ERJ1, 9.32%, 11/01/2019 (e)	—	(h)
		Countrywide Asset-Backed Certificates,
12,013		Series 2006-8, Class 2A3, 1.49%, 01/25/2046 (z)	11,903
10,143		Series 2007-2, Class 2A3, 1.47%, 08/25/2037 (z) (bb)	9,793
14,423		Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A1, 1.47%, 10/25/2036 (z) (bb)	12,931
		CWABS Asset-Backed Certificates Trust,
9,215		Series 2006-11, Class 3AV2, 1.49%, 09/25/2046 (z)	9,069
4,685		Series 2006-14, Class 2A2, 1.48%, 02/25/2037 (z) (bb)	4,664
10,668		Series 2006-17, Class 2A2, 1.48%, 03/25/2047 (z) (bb)	10,289
22,354		Series 2006-18, Class 2A2, 1.49%, 03/25/2037 (z)	21,971
621		CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, 2.15%, 03/25/2034 (z) (bb)	616
33,537		Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1.68%, 07/15/2021 (z)	33,656
4,292		Ellington Loan Acquisition Trust, Series 2007-2, Class A2E, 2.43%, 05/25/2037 (e) (z) (bb)	4,347
9,932		FBR Securitization Trust, Series 2005-5, Class M1, 2.02%, 11/25/2035 (z) (bb)	9,832
4,090		Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, 1.60%, 07/25/2036 (z) (bb)	2,332

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
	First Franklin Mortgage Loan Trust,
18,917	Series 2006-FF8, Class IA1, 1.47%, 07/25/2036 (z) (bb)	18,696
2,469	Series 2006-FF12, Class A4, 1.47%, 09/25/2036 (z) (bb)	2,448
13,260	Series 2006-FF14, Class A5, 1.49%, 10/25/2036 (z)	12,937
	Ford Credit Auto Owner Trust,
21,113	Series 2015-B, Class B, 2.04%, 10/15/2020	21,105
6,980	Series 2016-A, Class A3, 1.39%, 07/15/2020	6,962
22,893	Series 2017-C, Class A3, 2.01%, 03/15/2022	22,889
15,037	Fremont Home Loan Trust, Series 2006-1, Class 1A1, 1.48%, 04/25/2036 (z)	14,910
8,333	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 1.43%, 03/25/2047 (z) (bb)	4,473
	GSAMP Trust,
3,392	Series 2002-HE2, Class A2, 2.32%, 10/20/2032 (e) (z) (bb)	3,406
5,054	Series 2005-WMC1, Class M1, 2.06%, 09/25/2035 (z) (bb)	4,940
15,701	Series 2006-FM1, Class A1, 1.49%, 04/25/2036 (z) (bb)	12,208
5,530	Series 2006-FM2, Class A2C, 1.48%, 09/25/2036 (z) (bb)	2,666
7,519	Series 2006-FM2, Class A2D, 1.57%, 09/25/2036 (z) (bb)	3,742
17,925	Series 2006-HE3, Class A2C, 1.49%, 05/25/2046 (z)	17,669
25,495	Series 2007-HE1, Class A2C, 1.48%, 03/25/2047 (z) (bb)	23,289
	Home Equity Mortgage Loan Asset-Backed Trust,
1,049	Series 2004-B, Class M2, 2.45%, 11/25/2034 (z) (bb)	1,048
17,493	Series 2006-C, Class 2A, 1.46%, 08/25/2036 (z) (bb)	15,897
6,193	Series 2006-C, Class 3A3, 1.48%, 08/25/2036 (z) (bb)	5,934
20,542	Series 2006-E, Class 2A3, 1.50%, 04/25/2037 (z) (bb)	14,905
2,577	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, 1.48%, 08/25/2036 (z) (bb)	2,547
1,209	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, 2.18%, 07/25/2034 (z)	1,205
	MASTR Asset-Backed Securities Trust,
6,764	Series 2006-HE4, Class A2, 1.44%, 11/25/2036 (z) (bb)	3,377
8,672	Series 2006-HE4, Class A3, 1.48%, 11/25/2036 (z) (bb)	4,358
11,465	Series 2006-NC3, Class A1, 1.46%, 10/25/2036 (z) (bb)	7,219
	Morgan Stanley ABS Capital I, Inc. Trust,
2,487	Series 2004-SD3, Class M1, 2.38%, 06/25/2034 (e) (z) (bb)	2,497
4,795	Series 2007-HE7, Class A2B, 2.33%, 07/25/2037 (z) (bb)	4,676
6,802	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, 1.51%, 06/25/2037 (z)	6,754
	New Century Home Equity Loan Trust,
13	Series 2003-5, Class AI7, 5.13%, 11/25/2033 (z) (bb)	14
16,601	Series 2006-2, Class A2B, 1.49%, 08/25/2036 (z) (bb)	15,294
3,506	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-HE1, Class M1, 1.74%, 02/25/2036 (z) (bb)	3,514
	NovaStar Mortgage Funding Trust,
13,978	Series 2006-4, Class A2C, 1.48%, 09/25/2036 (z) (bb)	8,017
5,289	Series 2006-4, Class A2D, 1.58%, 09/25/2036 (z) (bb)	3,075
21,823	Series 2007-1, Class A1A, 1.46%, 03/25/2037 (z) (bb)	16,846
9,141	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 2.05%, 09/14/2032 (e) (z)	9,191
	Option One Mortgage Loan Trust,
906	Series 2004-3, Class M2, 2.18%, 11/25/2034 (z) (bb)	905
3,396	Series 2005-3, Class M2, 2.06%, 08/25/2035 (z)	3,393
11,932	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, 1.56%, 12/25/2035 (z) (bb)	11,843
4,455	People’s Choice Home Loan Securities Trust, Series 2005-4, Class 1A2, 1.85%, 12/25/2035 (z) (bb)	4,334

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
10,375	Popular ABS Mortgage Pass-Through Trust, Series 2005-4, Class M1, 1.79%, 09/25/2035 (z) (bb)	10,378
3,628	RAAC Trust, Series 2007-SP2, Class A2, 1.73%, 06/25/2047 (z) (bb)	3,622
	RASC Trust,
2,869	Series 2005-KS2, Class M1, 1.97%, 03/25/2035 (z) (bb)	2,871
1,996	Series 2005-KS8, Class M2, 1.78%, 08/25/2035 (z) (bb)	1,998
7,466	Series 2007-KS3, Class AI3, 1.58%, 04/25/2037 (z) (bb)	7,304
	Renaissance Home Equity Loan Trust,
532	Series 2004-4, Class AF4, SUB, 4.88%, 02/25/2035 (bb)	534
185	Series 2005-4, Class A3, SUB, 5.56%, 02/25/2036	185
	Saxon Asset Securities Trust,
3,975	Series 2001-3, Class AV1, 1.87%, 09/25/2031 (z) (bb)	3,973
1,498	Series 2002-3, Class AF6, SUB, 5.41%, 05/25/2031 (bb)	1,523
10,582	Series 2007-1, Class A2C, 1.48%, 01/25/2047 (z) (bb)	10,409
	Securitized Asset-Backed Receivables LLC Trust,
15,016	Series 2006-NC3, Class A1, 1.47%, 09/25/2036 (z) (bb)	10,741
4,672	Series 2007-NC2, Class A2B, 1.47%, 01/25/2037 (z) (bb)	3,390
	Soundview Home Loan Trust,
4,601	Series 2005-2, Class M5, 2.32%, 07/25/2035 (z) (bb)	4,646
15,025	Series 2005-OPT3, Class A1, 1.59%, 11/25/2035 (z) (bb)	14,997
7,552	Series 2006-1, Class A4, 1.63%, 02/25/2036 (z) (bb)	7,551
12,819	Series 2006-EQ1, Class A3, 1.49%, 10/25/2036 (z)	12,716
28,863	Series 2006-OPT1, Class 1A1, 1.51%, 03/25/2036 (z) (bb)	28,703
39,673	Series 2006-OPT3, Class 1A1, 1.48%, 06/25/2036 (z) (bb)	39,451
24,496	Series 2006-OPT4, Class 1A1, 1.48%, 06/25/2036 (z) (bb)	24,233
7,909	Series 2007-1, Class 2A3, 1.50%, 03/25/2037 (z) (bb)	7,858
	Structured Asset Investment Loan Trust,
3,081	Series 2005-4, Class M3, 2.05%, 05/25/2035 (z) (bb)	3,087
16,471	Series 2006-2, Class A3, 1.69%, 04/25/2036 (z)	16,322
	Structured Asset Securities Corp. Mortgage Loan Trust,
3,231	Series 2006-BC5, Class A4, 1.50%, 12/25/2036 (z) (bb)	3,147
13,630	Series 2007-WF1, Class A4, 1.53%, 02/25/2037 (z)	13,403
6,687	Terwin Mortgage Trust, Series 2006-3, Class 2A2, 1.54%, 04/25/2037 (e) (z)	6,584
17,175	Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25%, 07/25/2056 (e) (z)	17,041
	Velocity Commercial Capital Loan Trust,
12,757	Series 2016-2, Class AFX, 3.00%, 10/25/2046 (z)	12,842
2,802	Series 2017-1, Class M3, 5.35%, 05/25/2047 (e) (z) (bb)	2,817
2,654	Series 2017-1, Class M4, 6.40%, 05/25/2047 (e) (z) (bb)	2,634
1,364	Series 2017-1, Class M5, 7.95%, 05/25/2047 (e) (z)	1,398
4,786	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-3, Class A2, 1.48%, 01/25/2037 (z) (bb)	4,747

	Total Asset-Backed Securities (Cost $971,992)	984,261

SHARES
Closed End Funds — 1.0%
428	Advent Claymore Convertible Securities and Income Fund II	2,580
3,086	BlackRock Corporate High Yield Fund, Inc.	33,821
1,380	BlackRock Debt Strategies Fund, Inc.	15,936
1,165	Blackstone/GSO Strategic Credit Fund	18,329
557	Eaton Vance Floating-Rate Income Trust	7,949
687	Eaton Vance Senior Income Trust	4,421
753	Invesco Dynamic Credit Opportunities Fund	8,663
427	Invesco Senior Income Trust	1,883
1,670	Nuveen Credit Strategies Income Fund	13,695

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Closed End Funds — continued
499	Nuveen Floating Rate Income Opportunity Fund	5,397
751	Prudential Global Short Duration High Yield Fund, Inc.	10,807
452	Voya Prime Rate Trust	2,295

	Total Closed End Funds (Cost $113,170)	125,776

PRINCIPAL AMOUNT
Collateralized Mortgage Obligations — 8.2%
	Adjustable Rate Mortgage Trust,
6,320	Series 2005-5, Class 5A1, 3.78%, 09/25/2035 (z)	5,771
1,549	Series 2005-10, Class 1A21, 3.65%, 01/25/2036 (z)	1,464
	Alternative Loan Trust,
228	Series 2004-5CB, Class 2A1, 5.00%, 05/25/2019	231
1,132	Series 2005-20CB, Class 4A1, 5.25%, 07/25/2020	1,114
661	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	661
186	Series 2005-J3, Class 3A1, 6.50%, 09/25/2034	184
1,471	Series 2005-J6, Class 2A1, 5.50%, 07/25/2025	1,453
1,275	Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	1,253
1,681	Series 2006-24CB, Class A1, 6.00%, 06/25/2036	1,440
3,030	Series 2006-24CB, Class A23, 6.00%, 06/25/2036	2,595
4,166	Series 2006-25CB, Class A9, 6.00%, 10/25/2036	3,682
698	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	569
2,507	Series 2006-31CB, Class A3, 6.00%, 11/25/2036	2,151
588	Series 2006-41CB, Class 2A17, 6.00%, 01/25/2037	491
4,589	Series 2006-J2, Class A1, 1.83%, 04/25/2036 (z)	2,859
197	Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	171
832	Series 2007-5CB, Class 1A31, 5.50%, 04/25/2037	696
1,975	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, 1.52%, 09/25/2046 (z)	1,734
3,188	Avaya, Inc., 9.25%, 05/30/2025 (bb)	3,188
	Banc of America Alternative Loan Trust,
2,174	Series 2004-12, Class 2CB1, 6.00%, 01/25/2035	2,040
2,012	Series 2005-2, Class 2CB1, 6.00%, 03/25/2035	1,881
1,651	Series 2006-4, Class 2A1, 6.00%, 05/25/2021	1,598
	Banc of America Funding Trust,
1,895	Series 2005-1, Class 1A1, 5.50%, 02/25/2035	1,897
620	Series 2006-1, Class 2A1, 5.50%, 01/25/2036	601
1,629	Series 2006-D, Class 5A2, 3.61%, 05/20/2036 (z)	1,517
9,845	Series 2014-R7, Class 1A1, 1.48%, 05/26/2036 (e) (z)	9,373
2,239	Series 2014-R7, Class 2A1, 1.47%, 09/26/2036 (e) (z)	2,109
17,707	Series 2015-R4, Class 5A1, 1.39%, 10/25/2036 (e) (z)	16,759
	Banc of America Mortgage Trust,
334	Series 2005-11, Class 2A1, 5.25%, 12/25/2020	335
4,786	Series 2007-3, Class 1A1, 6.00%, 09/25/2037	4,637
8,283	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, 3.22%, 02/25/2036 (z)	7,795
4,314	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.75%, 10/25/2034	4,304
1,476	Chase Mortgage Finance Trust, Series 2005-S1, Class 1A15, 6.00%, 05/25/2035	1,546
	CHL Mortgage Pass-Through Trust,
638	Series 2005-21, Class A2, 5.50%, 10/25/2035	620
1,734	Series 2006-15, Class A1, 6.25%, 10/25/2036	1,493
826	Series 2006-20, Class 1A36, 5.75%, 02/25/2037	703
2,484	Series 2007-5, Class A6, 1.68%, 05/25/2037 (z)	1,871
	Citicorp Mortgage Securities Trust,
44	Series 2006-7, Class 2A1, 5.50%, 12/25/2021	43
3,746	Series 2007-5, Class 1A9, 6.00%, 06/25/2037	3,835

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Citigroup Mortgage Loan Trust,
721	Series 2006-4, Class 1A1, 5.50%, 12/25/2035	704
5,022	Series 2014-10, Class 1A1, 1.37%, 11/25/2036 (e) (z)	4,913
7,320	Series 2014-10, Class 3A1, 1.44%, 07/25/2036 (e) (z)	6,862
8,359	Series 2014-10, Class 4A1, 1.41%, 02/25/2037 (e) (z)	7,726
4,624	Series 2014-11, Class 4A1, 1.34%, 07/25/2036 (e) (z)	4,206
18,713	Series 2014-12, Class 1A4, 1.36%, 08/25/2036 (e) (z)	17,428
2,569	Series 2014-12, Class 2A4, 3.36%, 02/25/2037 (e) (z)	2,476
8,016	Series 2014-C, Class A, 3.25%, 02/25/2054 (e) (z)	8,008
109	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.25%, 03/25/2021	109
8,077	COLT Mortgage Loan Trust, Series 2017-2, Class A2A, 2.57%, 10/25/2047 (e) (z)	8,087
	Credit Suisse First Boston Mortgage Securities Corp.,
1,887	Series 2004-5, Class 4A1, 6.00%, 09/25/2034	1,921
318	Series 2005-5, Class 1A1, 5.00%, 07/25/2020	317
93	Series 2005-7, Class 3A1, 5.00%, 08/25/2020	90
	CSMC,
2,951	Series 2011-12R, Class 3A1, 2.98%, 07/27/2036 (e) (z)	2,952
2,752	Series 2014-10R, Class 4A1, 1.41%, 12/27/2036 (e) (z)	2,713
2,497	Series 2014-11R, Class 8A1, 1.58%, 04/27/2037 (e) (z)	2,463
9,229	Series 2014-11R, Class 9A1, 1.38%, 10/27/2036 (e) (z)	8,886
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
2,322	Series 2005-1, Class 1A1, 1.83%, 02/25/2035 (z)	2,234
658	Series 2005-1, Class 2A1, 5.70%, 02/25/2020 (z)	660
4,375	Ellington Financial Mortgage Trust, Series 2017-1, Class A3, 2.84%, 10/25/2047 (e) (z)	4,374
	FHLMC REMIC,
1,053	Series 4100, Class KJ, 3.50%, 08/15/2042	1,076
25,224	Series 4199, Class SD, IF, IO, 4.95%, 06/15/2039 (z)	3,362
	FHLMC Structured Agency Credit Risk Debt Notes,
39,735	Series 2014-DN1, Class M2, 3.53%, 02/25/2024 (z)	40,974
24,940	Series 2014-DN2, Class M2, 2.98%, 04/25/2024 (z)	25,271
3,441	Series 2014-DN3, Class M3, 5.33%, 08/25/2024 (z) (bb)	3,701
7,042	Series 2014-DN4, Class M3, 5.88%, 10/25/2024 (z)	7,717
20,744	Series 2015-DNA2, Class M2, 3.93%, 12/25/2027 (z)	21,162
13,518	Series 2015-DNA3, Class M2, 4.18%, 04/25/2028 (z)	13,981
1,259	Series 2016-DNA1, Class M2, 4.23%, 07/25/2028 (z)	1,298
22,953	Series 2016-DNA3, Class M2, 3.33%, 12/25/2028 (z)	23,403
10,491	Series 2016-DNA4, Class M1, 2.13%, 03/25/2029 (z)	10,504
11,339	Series 2016-HQA3, Class M1, 2.13%, 03/25/2029 (z)	11,355
15,601	Series 2017-DNA1, Class M1, 2.53%, 07/25/2029 (z)	15,779
19,523	Series 2017-DNA2, Class M1, 2.53%, 10/25/2029 (z)	19,791
43,415	Series 2017-DNA3, Class M1, 2.08%, 03/25/2030 (z)	43,578
14,341	Series 2017-HQA1, Class M1, 2.53%, 08/25/2029 (z)	14,480
37,902	Series 2017-HQA2, Class M1, 2.13%, 12/25/2029 (z)	38,047
1,975	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.75%, 12/25/2036	1,635
2,205	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.25%, 11/25/2037	1,849
2,029	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.00%, 08/25/2036	1,806

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
19,256		FNMA REMIC, Series 2012-98, Class SA, IF, IO, 4.72%, 05/25/2039 (z)	2,559
		FNMA, Connecticut Avenue Securities,
7,869		Series 2014-C01, Class M1, 2.93%, 01/25/2024 (z) (bb)	7,936
35,831		Series 2015-C03, Class 1M2, 6.33%, 07/25/2025 (z)	40,007
32,649		Series 2015-C04, Class 1M2, 7.03%, 04/25/2028 (z) (bb)	36,966
2,234		Series 2016-C01, Class 1M1, 3.28%, 08/25/2028 (z)	2,252
2,438		Series 2016-C02, Class 1M1, 3.48%, 09/25/2028 (z)	2,463
6,529		Series 2016-C03, Class 1M1, 3.33%, 10/25/2028 (z)	6,636
11,697		Series 2016-C03, Class 2M1, 3.53%, 10/25/2028 (z)	11,804
31,343		Series 2016-C04, Class 1M1, 2.78%, 01/25/2029 (z)	31,663
18,890		Series 2016-C05, Class 2M1, 2.68%, 01/25/2029 (z)	19,008
41,092		Series 2016-C06, Class 1M1, 2.63%, 04/25/2029 (z)	41,553
16,513		Series 2017-C01, Class 1M1, 2.63%, 07/25/2029 (z)	16,661
23,969		Series 2017-C02, Class 2M1, 2.48%, 09/25/2029 (z)	24,153
32,099		Series 2017-C03, Class 1M1, 2.28%, 10/25/2029 (z)	32,267
34,422		Series 2017-C04, Class 2M1, 2.18%, 11/25/2029 (z)	34,559
41,266		Series 2017-C05, Class 1M1, 1.88%, 01/25/2030 (z)	41,269
21,022		Series 2017-C06, Class 1M1, 2.08%, 02/25/2030 (z)	21,071
2,060		GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, 1.41%, 04/26/2037 (e) (z)	1,950
		GSR Mortgage Loan Trust,
2,293		Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	2,201
1,915		Series 2006-3F, Class 2A7, 5.75%, 03/25/2036	1,892
336		Series 2006-9F, Class 9A1, 6.00%, 08/25/2021	331
		HarborView Mortgage Loan Trust,
2,533		Series 2004-9, Class 2A, 3.56%, 12/19/2034 (z)	2,302
7,663		Series 2006-9, Class 2A1A, 1.49%, 11/19/2036 (z)	6,398
15,693		HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1.60%, 10/25/2035 (z)	15,689
		Impac CMB Trust,
2,117		Series 2004-6, Class 1A2, 2.11%, 10/25/2034 (z)	2,073
14,615		Series 2005-1, Class 2A1, 1.84%, 04/25/2035 (z)	14,337
1,457		JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.50%, 09/25/2020	1,406
573		Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.00%, 08/25/2021	561
–	(h)	Lehman XS Trust, Series 2006-18N, Class A2A, 1.48%, 12/25/2036 (z)	33
		LSTAR Securities Investment Ltd.,
8,665		Series 2016-7, Class A1, 3.24%, 12/01/2021 (e) (z)	8,679
6,113		Series 2017-2, Class A1, 3.24%, 02/01/2022 (e) (z)	6,094
4,456		Series 2017-3, Class A1, 3.24%, 04/01/2022 (e) (z)	4,455
8,595		Series 2017-6, Class A, 2.99%, 09/01/2022 (e) (z)	8,597
7,458		Series 2017-8, Class A, 2.99%, 11/01/2022 (e) (z)	7,450
		MASTR Alternative Loan Trust,
1,002		Series 2004-7, Class 10A1, 6.00%, 06/25/2034	1,007
2,897		Series 2005-5, Class 3A1, 5.75%, 08/25/2035	2,476
1,606		NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.50%, 03/25/2034 (e)	1,558
4,806		Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, 1.59%, 12/26/2036 (e) (z)	4,470
2,203		Prime Mortgage Trust, Series 2005-2, Class 2A1, 6.47%, 10/25/2032 (z)	2,257
		RALI Trust,
551		Series 2003-QS16, Class A1, 5.00%, 08/25/2018	551
361		Series 2003-QS20, Class CB, 5.00%, 11/25/2018	362
361		Series 2005-QS3, Class 2A1, 5.00%, 03/25/2020	360

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
368	Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	350
169	Series 2007-QS4, Class 5A2, 5.50%, 04/25/2022	170
	RBSSP Resecuritization Trust,
1,222	Series 2010-10, Class 2A1, 1.37%, 09/26/2036 (e) (z)	1,196
7,794	Series 2012-6, Class 10A2, 1.39%, 08/26/2036 (e) (z)	7,051
	Residential Asset Securitization Trust,
92	Series 2004-A6, Class A1, 5.00%, 08/25/2019	92
20,662	Series 2006-R1, Class A2, 1.73%, 01/25/2046 (z)	9,959
	RFMSI Trust,
3,843	Series 2005-SA2, Class 2A2, 3.78%, 06/25/2035 (z)	3,667
3,796	Series 2006-S9, Class A1, 6.25%, 09/25/2036	3,677
2,956	Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	2,845
4,169	Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	3,879
2,102	Series 2006-SA4, Class 2A1, 4.71%, 11/25/2036 (z)	2,004
1,197	Series 2007-S2, Class A4, 6.00%, 02/25/2037	1,137
1,002	Structured Asset Securities Corp. Trust, Series 2005-17, Class 4A5, 5.50%, 10/25/2035	1,026
	Thornburg Mortgage Securities Trust,
1,683	Series 2002-4, Class 3A, 3.31%, 12/25/2042 (z)	1,681
2,890	Series 2007-4, Class 3A1, 3.42%, 09/25/2037 (z)	2,909
1,329	Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.75%, 04/25/2055 (e) (z)	1,332
	Verus Securitization Trust,
1,741	Series 2017-1A, Class A2, SUB, 3.16%, 01/25/2047 (e)	1,747
6,531	Series 2017-2A, Class A2, SUB, 2.64%, 07/25/2047 (e)	6,510
4,255	Series 2017-SG1A, Class A2, SUB, 2.77%, 11/25/2047 (e)	4,255
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
2,057	Series 2005-7, Class 1A2, 1.78%, 09/25/2035 (z)	1,597
167	Series 2005-8, Class 1A8, 5.50%, 10/25/2035	160
1,443	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 1A2, 5.50%, 02/25/2035	1,499
	Wells Fargo Mortgage-Backed Securities Trust,
519	Series 2005-16, Class A8, 5.75%, 01/25/2036	553
1,884	Series 2006-11, Class A4, 5.00%, 09/25/2036	1,749
2,283	Series 2006-11, Class A8, 6.00%, 09/25/2036	2,182
1,289	Series 2006-11, Class A9, 6.50%, 09/25/2036	1,249
4	Series 2006-11, Class A13, 6.00%, 09/25/2036	4
282	Series 2006-17, Class A1, 5.50%, 11/25/2021	275
183	Series 2007-3, Class 3A1, 5.50%, 04/25/2022	186
1,931	Series 2007-10, Class 1A5, 6.00%, 07/25/2037	1,922
918	Series 2007-11, Class A85, 6.00%, 08/25/2037	898
185	Series 2007-11, Class A96, 6.00%, 08/25/2037	185

	Total Collateralized Mortgage Obligations (Cost $1,011,226)	1,022,824

Commercial Mortgage-Backed Securities — 0.5%
	CG-CCRE Commercial Mortgage Trust,
4,063	Series 2014-FL2, Class COL1, 4.75%, 11/15/2031 (e) (z) (bb)	4,066
10,030	Series 2014-FL2, Class COL2, 5.75%, 11/15/2031 (e) (z) (bb)	9,988
	Commercial Mortgage Trust,
9,270	Series 2014-FL5, Class KH1, 4.90%, 08/15/2031 (e) (z) (bb)	6,029
5,920	Series 2014-FL5, Class KH2, 5.75%, 08/15/2031 (e) (z) (bb)	890
16,803	Series 2015-CR23, Class CMD, 3.81%, 05/10/2048 (e) (z) (bb)	16,494
	Velocity Commercial Capital Loan Trust,
774	Series 2014-1, Class M6, 8.11%, 09/25/2044 (e) (z)	857

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
6,986	Series 2015-1, Class M3, 7.05%, 06/25/2045 (e) (z) (bb)	7,039
5,668	Series 2016-1, Class M3, 6.81%, 04/25/2046 (e) (z) (bb)	5,933
2,718	Series 2016-1, Class M5, 7.81%, 04/25/2046 (e) (z) (bb)	2,897
1,360	Series 2016-2, Class M3, 5.50%, 10/25/2046 (z) (bb)	1,363
1,774	Series 2016-2, Class M4, 7.23%, 10/25/2046 (z)	1,909
3,831	Series 2017-2, Class M4, 5.00%, 11/25/2047 (e) (z)	3,830

	Total Commercial Mortgage-Backed Securities (Cost $67,376)	61,295

Convertible Bonds — 0.2%
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
1,879	Nebraska Book Holdings, Inc., 2.02%, 04/01/2026 (d) (e) (bb)	—	(h)

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
23,269	Chesapeake Energy Corp., 5.50%, 09/15/2026 (e)	21,335

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
6,166	Clearwire Communications LLC, 8.25%, 12/01/2040 (e)	6,179

	Total Convertible Bonds (Cost $30,855)	27,514

Corporate Bonds — 19.4%
	Consumer Discretionary — 4.0%
	Auto Components — 0.3%
1,625	Adient Global Holdings Ltd., 4.88%, 08/15/2026 (e)	1,667
	American Axle & Manufacturing, Inc.,
4,138	6.25%, 03/15/2021	4,241
3,656	6.25%, 04/01/2025 (e)	3,757
2,310	6.50%, 04/01/2027 (e)	2,385
2,577	6.63%, 10/15/2022	2,667
4,211	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	4,348
11,119	Dana, Inc., 6.00%, 09/15/2023	11,675
36,400	Delphi Corp., (United Kingdom), 7.13%, 05/01/2029 (d) (bb)	—	(h)
352	Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026	364
1,848	Icahn Enterprises LP, 6.00%, 08/01/2020	1,904
2,400	IHO Verwaltungs GmbH, (Germany), 4.50% (cash), 09/15/2023 (e) (v)	2,457
3,424	TI Group Automotive Systems LLC, (United Kingdom), 8.75%, 07/15/2023 (e)	3,672

		39,137

	Automobiles — 0.0% (g)
635	Fiat Chrysler Automobiles NV, (United Kingdom), 5.25%, 04/15/2023	671

	Diversified Consumer Services — 0.1%
	Service Corp. International,
120	5.38%, 05/15/2024	126
8,100	7.50%, 04/01/2027	9,619
527	Sotheby’s, 5.25%, 10/01/2022 (e)	539

		10,284

	Hotels, Restaurants & Leisure — 0.9%
1,932	Boyd Gaming Corp., 6.88%, 05/15/2023	2,060
4,315	Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/2020	4,412
11,740	Chukchansi Economic Development Authority, 9.75%, 05/30/2020 (d) (e)	6,516
2,660	Constellation Merger Sub, Inc., 8.50%, 09/15/2025 (e)	2,607
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/2019 (e)	7,680
1,933	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	1,974
1,150	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	1,167
	Hilton Worldwide Finance LLC,
2,275	4.63%, 04/01/2025	2,352
1,140	4.88%, 04/01/2027	1,202
1,800	International Game Technology plc, 6.50%, 02/15/2025 (e)	2,027
5,576	Interval Acquisition Corp., 5.63%, 04/15/2023	5,813
4,950	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	5,228

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
174	KFC Holding Co., 5.00%, 06/01/2024 (e)	182
6,220	LTF Merger Sub, Inc., 8.50%, 06/15/2023 (e)	6,593
	MGM Resorts International,
6,759	6.00%, 03/15/2023	7,452
12,426	7.75%, 03/15/2022	14,414
	Sabre GLBL, Inc.,
3,640	5.25%, 11/15/2023 (e)	3,777
4,025	5.38%, 04/15/2023 (e)	4,186
	Scientific Games International, Inc.,
6,570	7.00%, 01/01/2022 (e)	6,931
10,676	10.00%, 12/01/2022	11,757
7,660	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	7,775
5,510	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	5,691

		111,796

	Household Durables — 0.1%
2,399	American Greetings Corp., 7.88%, 02/15/2025 (e)	2,603
	Tempur Sealy International, Inc.,
4,555	5.50%, 06/15/2026	4,663
4,681	5.63%, 10/15/2023	4,868

		12,134

	Leisure Products — 0.1%
7,420	Vista Outdoor, Inc., 5.88%, 10/01/2023	7,272

	Media — 2.2%
2,874	Acosta, Inc., 7.75%, 10/01/2022 (e)	2,084
	Altice Financing SA, (Luxembourg),
495	6.63%, 02/15/2023 (e)	508
13,586	7.50%, 05/15/2026 (e)	14,197
	Altice Luxembourg SA, (Luxembourg),
2,008	7.63%, 02/15/2025 (e)	1,832
10,303	7.75%, 05/15/2022 (e)	9,840
	AMC Entertainment Holdings, Inc.,
5,875	5.75%, 06/15/2025	5,728
1,245	5.88%, 11/15/2026	1,219
2,802	AMC Networks, Inc., 5.00%, 04/01/2024	2,837
1,857	CBS Radio, Inc., 7.25%, 11/01/2024 (e)	1,954
	Cinemark USA, Inc.,
3,525	4.88%, 06/01/2023	3,587
526	5.13%, 12/15/2022	538
	Clear Channel Worldwide Holdings, Inc.,
11,360	Series A, 6.50%, 11/15/2022	11,431
1,185	Series A, 7.63%, 03/15/2020	1,156
29,718	Series B, 6.50%, 11/15/2022	30,052
24,777	Series B, 7.63%, 03/15/2020	24,529
	CSC Holdings LLC,
2,475	6.63%, 10/15/2025 (e)	2,667
3,756	10.13%, 01/15/2023 (e)	4,249
33,548	10.88%, 10/15/2025 (e)	39,702
	DISH DBS Corp.,
353	4.25%, 04/01/2018	356
7,270	5.00%, 03/15/2023	7,069
3,459	5.88%, 07/15/2022	3,558
21,823	5.88%, 11/15/2024	21,928
2,115	7.75%, 07/01/2026	2,281
	iHeartCommunications, Inc.,
176	9.00%, 12/15/2019	131
950	9.00%, 03/01/2021	679
3,855	10.63%, 03/15/2023	2,766
7,081	LIN Television Corp., 5.88%, 11/15/2022	7,373
1,000	Live Nation Entertainment, Inc., 4.88%, 11/01/2024 (e)	1,030
367	Midcontinent Communications, 6.88%, 08/15/2023 (e)	390
2,940	Nexstar Broadcasting, Inc., 6.13%, 02/15/2022 (e)	3,043
7,545	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	8,054
1,050	Quebecor, Inc., (Canada), 9.75%, 01/15/2016 (d) (bb)	—	(h)
	Regal Entertainment Group,
1,445	5.75%, 03/15/2022	1,492
1,900	5.75%, 06/15/2023	1,964
	Sinclair Television Group, Inc.,
1,295	5.13%, 02/15/2027 (e)	1,263
707	5.88%, 03/15/2026 (e)	719
6,225	6.13%, 10/01/2022	6,458
	Sirius XM Radio, Inc.,
10,556	5.38%, 04/15/2025 (e)	11,100
8,793	6.00%, 07/15/2024 (e)	9,332
2,620	TEGNA, Inc., 6.38%, 10/15/2023	2,758

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Media — continued
2,105	Time, Inc., 7.50%, 10/15/2025 (e)	2,468
1,401	Unitymedia GmbH, (Germany), 6.13%, 01/15/2025 (e)	1,480
2,440	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	2,477
	Videotron Ltd., (Canada),
235	5.13%, 04/15/2027 (e)	246
5,865	5.38%, 06/15/2024 (e)	6,334
9,869	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	9,918

		274,777

	Multiline Retail — 0.1%
5,535	JC Penney Corp., Inc., 6.38%, 10/15/2036	3,321
	Neiman Marcus Group Ltd. LLC,
9,390	8.00%, 10/15/2021 (e)	5,352
8,726	9.50% (PIK), 10/15/2021 (e) (v)	4,604

		13,277

	Specialty Retail — 0.2%
	Claire’s Stores, Inc.,
4,833	6.13%, 03/15/2020 (e)	2,706
4,502	9.00%, 03/15/2019 (e)	2,803
2,155	L Brands, Inc., 6.75%, 07/01/2036	2,150
352	Party City Holdings, Inc., 6.13%, 08/15/2023 (e)	367
	PetSmart, Inc.,
3,205	5.88%, 06/01/2025 (e)	2,756
11,186	7.13%, 03/15/2023 (e)	8,166
2,200	8.88%, 06/01/2025 (e)	1,655
4,750	Staples, Inc., 8.50%, 09/15/2025 (e)	4,275

		24,878

	Total Consumer Discretionary	494,226

	Consumer Staples — 0.9%
	Food & Staples Retailing — 0.3%
	Albertsons Cos. LLC,
1,367	5.75%, 03/15/2025	1,216
11,563	6.63%, 06/15/2024	11,043
709	Fresh Market, Inc. (The), 9.75%, 05/01/2023 (e)	400
	New Albertson’s, Inc.,
940	7.75%, 06/15/2026	818
5,840	8.70%, 05/01/2030	5,183
9,415	Rite Aid Corp., 6.13%, 04/01/2023 (e)	8,709
6,100	SUPERVALU, Inc., 7.75%, 11/15/2022	5,932

		33,301

	Food Products — 0.2%
2,181	B&G Foods, Inc., 5.25%, 04/01/2025	2,230
4,254	Dean Foods Co., 6.50%, 03/15/2023 (e)	4,222
10,084	JBS USA LUX SA, (Brazil), 5.88%, 07/15/2024 (e)	9,971
397	Pilgrim’s Pride Corp., 5.75%, 03/15/2025 (e)	417
357	Pinnacle Foods Finance LLC, 5.88%, 01/15/2024	378
	Post Holdings, Inc.,
5,102	5.00%, 08/15/2026 (e)	5,057
2,240	5.50%, 03/01/2025 (e)	2,327
1,400	5.63%, 01/15/2028 (e)	1,411
353	6.00%, 12/15/2022 (e)	369
1,340	SEATRK, 14.00%, 06/30/2018 (bb)	1,353
	TreeHouse Foods, Inc.,
352	4.88%, 03/15/2022	355
2,615	6.00%, 02/15/2024 (e)	2,736

		30,826

	Household Products — 0.4%
2,980	Central Garden & Pet Co., 6.13%, 11/15/2023	3,166
5,885	Energizer Holdings, Inc., 5.50%, 06/15/2025 (e)	6,106
	HRG Group, Inc.,
8,603	7.75%, 01/15/2022	8,934
22,511	7.88%, 07/15/2019	22,624
2,823	Kronos Acquisition Holdings, Inc., (Canada), 9.00%, 08/15/2023 (e)	2,653

		43,483

	Personal Products — 0.0% (g)
2,022	Avon International Operations, Inc., (United Kingdom), 7.88%, 08/15/2022 (e)	2,047
2,145	High Ridge Brands Co., 8.88%, 03/15/2025 (e)	1,904
2,586	Revlon Consumer Products Corp., 5.75%, 02/15/2021	2,062

		6,013

	Total Consumer Staples	113,623

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Energy — 2.1%
	Energy Equipment & Services — 0.3%
1,445	CSI Compressco LP, 7.25%, 08/15/2022	1,366
666	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	694
	Ensco plc,
848	5.20%, 03/15/2025	695
116	5.75%, 10/01/2044	77
2,785	KCA Deutag UK Finance plc, (United Kingdom), 9.88%, 04/01/2022 (e)	2,931
5,165	Nabors Industries, Inc., 5.50%, 01/15/2023	4,997
1,027	Parker Drilling Co., 6.75%, 07/15/2022	831
2,241	Rowan Cos., Inc., 4.88%, 06/01/2022	2,140
9,310	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.00%, 03/26/2018 (d) (e)	2,886
2,638	SESI LLC, 7.13%, 12/15/2021	2,694
4,419	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.50%, 11/02/2020 (e)	4,485
4,750	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	4,999
	Transocean, Inc.,
2,629	6.80%, 03/15/2038	2,096
2,283	7.50%, 01/15/2026 (e)	2,346
1,423	9.00%, 07/15/2023 (e)	1,537
1,413	9.35%, 12/15/2041	1,378
	Weatherford International Ltd.,
3,005	6.50%, 08/01/2036	2,404
1,130	9.88%, 02/15/2024	1,185

		39,741

	Oil, Gas & Consumable Fuels — 1.8%
	Andeavor Logistics LP,
374	5.25%, 01/15/2025	395
2,972	5.88%, 10/01/2020	3,019
1,470	6.13%, 10/15/2021	1,515
6,660	6.25%, 10/15/2022	7,075
440	6.38%, 05/01/2024	479
2,555	Antero Midstream Partners LP, 5.38%, 09/15/2024	2,638
	Antero Resources Corp.,
5,969	5.13%, 12/01/2022	6,118
35	5.63%, 06/01/2023	37
1,118	Baytex Energy Corp., (Canada), 5.63%, 06/01/2024 (e)	1,051
5,185	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	5,379
2,078	California Resources Corp., 8.00%, 12/15/2022 (e)	1,538
189	Calumet Specialty Products Partners LP, 6.50%, 04/15/2021	188
	Carrizo Oil & Gas, Inc.,
4,199	6.25%, 04/15/2023	4,299
528	7.50%, 09/15/2020	538
	Cheniere Corpus Christi Holdings LLC,
570	5.13%, 06/30/2027 (e)	589
4,150	5.88%, 03/31/2025	4,498
369	7.00%, 06/30/2024	419
	Chesapeake Energy Corp.,
6,451	8.00%, 12/15/2022 (e)	6,871
5,875	8.00%, 01/15/2025 (e)	5,838
4,325	8.00%, 06/15/2027 (e)	4,141
1,615	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	1,614
	Continental Resources, Inc.,
3,235	4.50%, 04/15/2023	3,300
2,959	4.90%, 06/01/2044	2,811
1,710	Covey Park Energy LLC, 7.50%, 05/15/2025 (e)	1,787
4,290	Crestwood Midstream Partners LP, 6.25%, 04/01/2023	4,440
	Denbury Resources, Inc.,
3,040	4.63%, 07/15/2023	1,839
3,480	5.50%, 05/01/2022	2,262
	EP Energy LLC,
5,407	8.00%, 11/29/2024 (e)	5,407
6,829	8.00%, 02/15/2025 (e)	4,490
7,617	9.38%, 05/01/2020	5,637
3,647	Gulfport Energy Corp., 6.00%, 10/15/2024	3,661
3,890	Halcon Resources Corp., 6.75%, 02/15/2025 (e)	3,948
1,057	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	1,060
2,169	Kinder Morgan Finance Co. LLC, 6.00%, 01/15/2018 (e)	2,179
	Kinder Morgan, Inc.,
2,187	2.00%, 12/01/2017	2,187

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,458	3.05%, 12/01/2019	1,471
	MEG Energy Corp., (Canada),
4,481	6.38%, 01/30/2023 (e)	4,105
4,714	6.50%, 01/15/2025 (e)	4,620
5,309	7.00%, 03/31/2024 (e)	4,778
3,985	MPLX LP, 5.50%, 02/15/2023	4,100
1,670	Newfield Exploration Co., 5.75%, 01/30/2022	1,785
879	Northern Oil and Gas, Inc., 8.00%, 06/01/2020	615
	Oasis Petroleum, Inc.,
2,879	6.50%, 11/01/2021	2,915
4,030	6.88%, 01/15/2023	4,106
	Parsley Energy LLC,
1,700	5.25%, 08/15/2025 (e)	1,708
908	5.38%, 01/15/2025 (e)	919
2,220	5.63%, 10/15/2027 (e)	2,269
2,051	PBF Holding Co. LLC, 7.00%, 11/15/2023	2,154
4,782	PBF Logistics LP, 6.88%, 05/15/2023	4,949
	Penn Virginia Corp.,
4,881	7.25%, 04/15/2019 (d) (bb)	6
9,129	8.50%, 05/01/2020 (d) (bb)	11
	Range Resources Corp.,
1,230	4.88%, 05/15/2025	1,199
925	5.00%, 08/15/2022	922
975	5.00%, 03/15/2023	965
	RSP Permian, Inc.,
1,570	5.25%, 01/15/2025	1,602
2,690	6.63%, 10/01/2022	2,831
	Sabine Pass Liquefaction LLC,
729	4.20%, 03/15/2028	734
11,136	5.00%, 03/15/2027	11,861
	Sanchez Energy Corp.,
3,333	6.13%, 01/15/2023	2,812
1,085	7.75%, 06/15/2021	1,028
3,664	SemGroup Corp., 5.63%, 11/15/2023	3,563
	SM Energy Co.,
2,000	5.00%, 01/15/2024	1,915
2,535	5.63%, 06/01/2025	2,440
1,430	6.13%, 11/15/2022	1,448
1,637	6.50%, 01/01/2023	1,653
	Southwestern Energy Co.,
1,085	4.10%, 03/15/2022	1,066
3,450	6.70%, 01/23/2025	3,588
2,835	Summit Midstream Holdings LLC, 5.75%, 04/15/2025	2,842
6,405	Targa Resources Partners LP, 6.75%, 03/15/2024	6,885
4,014	Triangle USA Petroleum Corp., 6.75%, 07/15/2022 (d) (e) (bb)	1,144
3,533	Ultra Resources, Inc., 6.88%, 04/15/2022 (e)	3,567
	Whiting Petroleum Corp.,
6,300	5.00%, 03/15/2019	6,347
4,380	5.75%, 03/15/2021	4,402
2,200	6.25%, 04/01/2023	2,200
1,640	WildHorse Resource Development Corp., 6.88%, 02/01/2025	1,673
3,520	Williams Cos., Inc. (The), 7.88%, 09/01/2021	4,101
	WPX Energy, Inc.,
1,340	6.00%, 01/15/2022	1,380
472	7.50%, 08/01/2020	512
3,550	8.25%, 08/01/2023	4,007

		222,445

	Total Energy	262,186

	Financials — 0.9%
	Banks — 0.2%
13,250	Bank of America Corp., Series K, (ICE LIBOR USD 3 Month + 3.63%), 8.00%, 01/30/2018 (x) (y) (aa)	13,349
2,000	Barclays plc, (United Kingdom), (USD Swap Semi 5 Year + 6.71%), 8.25%, 12/15/2018 (x) (y) (aa)	2,108
	Citigroup, Inc.,
1,980	Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019 (x) (y) (aa)	2,054
1,280	Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	1,341
505	Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 05/15/2025 (x) (y) (aa)	544
3,070	Wells Fargo Bank NA, (ICE LIBOR USD 3 Month + 0.74%), 2.10%, 01/22/2018 (aa)	3,073

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Banks — continued
		22,469

	Capital Markets — 0.0% (g)
8,730	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	8,981

	Consumer Finance — 0.4%
	Ally Financial, Inc.,
3,537	3.25%, 11/05/2018	3,556
7,100	4.25%, 04/15/2021	7,357
7,821	4.63%, 03/30/2025	8,290
7,470	4.75%, 09/10/2018	7,582
3,995	5.75%, 11/20/2025	4,380
13,729	6.25%, 12/01/2017	13,729
4,654	ILFC E-Capital Trust II, (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.61%, 12/21/2065 (e) (aa)	4,479

		49,373

	Diversified Financial Services — 0.3%
9,276	ACE Cash Express, Inc., 11.00%, 02/01/2019 (e)	9,276
11,976	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	11,377
4,045	Infinity Acquisition LLC, 7.25%, 08/01/2022 (e)	4,045
	Nationstar Mortgage LLC,
7,522	6.50%, 07/01/2021	7,616
275	7.88%, 10/01/2020	281
2,643	Syniverse Foreign Holdings Corp., 9.13%, 01/15/2022 (e)	2,689
722	Tempo Acquisition LLC, 6.75%, 06/01/2025 (e)	727

		36,011

	Total Financials	116,834

	Health Care — 2.3%
	Health Care Equipment & Supplies — 0.3%
7,770	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	7,357
3,640	Hill-Rom Holdings, Inc., 5.75%, 09/01/2023 (e)	3,813
3,720	Kinetic Concepts, Inc., 7.88%, 02/15/2021 (e)	3,897
	Mallinckrodt International Finance SA,
4,645	4.88%, 04/15/2020 (e)	4,482
9,780	5.50%, 04/15/2025 (e)	8,240
1,565	5.63%, 10/15/2023 (e)	1,373
2,235	5.75%, 08/01/2022 (e)	2,062

		31,224

	Health Care Providers & Services — 1.2%
6,372	21st Century Oncology, Inc., 11.12%, 05/01/2023 (d) (e) (bb)	4,333
	Acadia Healthcare Co., Inc.,
350	5.13%, 07/01/2022	350
5,687	5.63%, 02/15/2023	5,722
6,245	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	6,073
	Community Health Systems, Inc.,
4,940	5.13%, 08/01/2021	4,619
747	6.25%, 03/31/2023	698
4,430	6.88%, 02/01/2022	2,669
2,900	7.13%, 07/15/2020	2,262
1,310	DaVita, Inc., 5.00%, 05/01/2025	1,312
	HCA, Inc.,
1,334	5.25%, 04/15/2025	1,421
12,560	5.38%, 02/01/2025	13,031
22,035	5.88%, 02/15/2026	23,440
15,741	7.50%, 02/15/2022	17,770
	HealthSouth Corp.,
3,980	5.75%, 11/01/2024	4,074
2,046	5.75%, 09/15/2025	2,123
9,555	Kindred Healthcare, Inc., 8.75%, 01/15/2023	9,555
	LifePoint Health, Inc.,
702	5.38%, 05/01/2024	688
3,598	5.50%, 12/01/2021	3,639
8,496	Molina Healthcare, Inc., 5.38%, 11/15/2022	8,878
	Tenet Healthcare Corp.,
1,850	4.75%, 06/01/2020	1,888
7,110	6.00%, 10/01/2020	7,492
1,000	6.75%, 02/01/2020	1,010
9,950	6.75%, 06/15/2023	9,303
1,520	7.00%, 08/01/2025 (e)	1,379
2,080	7.50%, 01/01/2022 (e)	2,195
10,966	8.13%, 04/01/2022	10,856

		146,780

	Health Care Technology — 0.0% (g)
915	Quintiles IMS, Inc., 5.00%, 10/15/2026 (e)	958

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Pharmaceuticals — 0.8%
2,435	Concordia International Corp., (Canada), 9.00%, 04/01/2022 (e)	2,033
	Endo Dac,
1,345	5.88%, 10/15/2024 (e)	1,358
6,715	6.00%, 07/15/2023 (e)	5,137
850	6.00%, 02/01/2025 (e)	642
	Endo Finance LLC,
2,204	5.38%, 01/15/2023 (e)	1,719
7,616	5.75%, 01/15/2022 (e)	6,283
2,250	inVentiv Group Holdings, Inc., 7.50%, 10/01/2024 (e)	2,469
	Valeant Pharmaceuticals International, Inc.,
1,490	5.50%, 11/01/2025 (e)	1,505
9,449	5.63%, 12/01/2021 (e)	8,799
26,618	5.88%, 05/15/2023 (e)	23,258
14,001	6.13%, 04/15/2025 (e)	12,006
365	6.75%, 08/15/2021 (e)	356
19,406	7.00%, 03/15/2024 (e)	20,789
15,130	7.25%, 07/15/2022 (e)	14,714
3,260	7.50%, 07/15/2021 (e)	3,227

		104,295

	Total Health Care	283,257

	Industrials — 1.8%
	Aerospace & Defense — 0.3%
1,363	Arconic, Inc., 5.72%, 02/23/2019	1,413
	Bombardier, Inc., (Canada),
4,820	7.50%, 03/15/2025 (e)	4,826
1,022	7.75%, 03/15/2020 (e)	1,101
354	8.75%, 12/01/2021 (e)	392
10,415	FGI Operating Co. LLC, 7.88%, 05/01/2020	2,370
354	Huntington Ingalls Industries, Inc., 5.00%, 11/15/2025 (e)	381
7,095	KLX, Inc., 5.88%, 12/01/2022 (e)	7,414
3,692	Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/2019	3,795
	TransDigm, Inc.,
353	6.00%, 07/15/2022	364
4,769	6.50%, 05/15/2025	4,867
	Triumph Group, Inc.,
3,761	4.88%, 04/01/2021	3,695
2,385	7.75%, 08/15/2025 (e)	2,570

		33,188

	Air Freight & Logistics — 0.0% (g)
	XPO Logistics, Inc.,
1,970	6.13%, 09/01/2023 (e)	2,081
4,145	6.50%, 06/15/2022 (e)	4,331

		6,412

	Airlines — 0.2%
12,599	Allegiant Travel Co., 5.50%, 07/15/2019	12,993
7,540	American Airlines Group, Inc., 5.50%, 10/01/2019 (e)	7,766
1,427	United Continental Holdings, Inc., 4.25%, 10/01/2022	1,431

		22,190

	Building Products — 0.2%
352	Griffon Corp., 5.25%, 03/01/2022	359
	James Hardie International Finance DAC, (Ireland),
1,025	4.75%, 01/15/2025 (e) (w)	1,043
380	5.00%, 01/15/2028 (e) (w)	386
4,560	5.88%, 02/15/2023 (e)	4,794
8,100	NWH Escrow Corp., 7.50%, 08/01/2021 (e) (bb)	7,260
9,975	RSI Home Products, Inc., 6.50%, 03/15/2023 (e)	10,324

		24,166

	Commercial Services & Supplies — 0.5%
2,134	Clean Harbors, Inc., 5.13%, 06/01/2021	2,161
182	Corporate Risk Holdings LLC, 9.50%, 07/01/2019 (e)	191
6,307	GFL Environmental, Inc., (Canada), 5.63%, 05/01/2022 (e)	6,496
11,475	GW Honos Security Corp., (Canada), 8.75%, 05/15/2025 (e)	12,278
2,330	Harland Clarke Holdings Corp., 6.88%, 03/01/2020 (e)	2,376
21,560	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.36%, 12/21/2065 (e) (aa)	20,698
	Nielsen Finance LLC,
8,116	4.50%, 10/01/2020	8,208
351	5.00%, 04/15/2022 (e)	361
11,151	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	12,308

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Commercial Services & Supplies — continued
2,650	Quebecor World Capital Corp., 6.50%, 03/15/2016 (d) (bb)	—	(h)
2,565	Quebecor World Capital ULC, 6.13%, 11/15/2013 (d) (bb)	—	(h)

		65,077

	Construction & Engineering — 0.1%
3,500	AECOM, 5.75%, 10/15/2022	3,649
2,755	Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	2,899

		6,548

	Electrical Equipment — 0.1%
7,455	General Cable Corp., 5.75%, 10/01/2022	7,623

	Machinery — 0.1%
3,680	Hillman Group, Inc. (The), 6.38%, 07/15/2022 (e)	3,634
	Novelis Corp.,
3,133	5.88%, 09/30/2026 (e)	3,274
2,155	6.25%, 08/15/2024 (e)	2,273
1,870	Oshkosh Corp., 5.38%, 03/01/2022	1,938
1,050	RBS Global, Inc., 4.88%, 12/15/2025 (e)	1,050
2,814	Terex Corp., 5.63%, 02/01/2025 (e)	2,971
2,480	Welbilt, Inc., 9.50%, 02/15/2024	2,821

		17,961

	Road & Rail — 0.2%
8,110	Avis Budget Car Rental LLC, 6.38%, 04/01/2024 (e)	8,333
	Herc Rentals, Inc.,
2,132	7.50%, 06/01/2022 (e)	2,297
3,500	7.75%, 06/01/2024 (e)	3,833
	Hertz Corp. (The),
5,540	5.50%, 10/15/2024 (e)	4,931
2,037	6.25%, 10/15/2022	1,946
1,246	7.38%, 01/15/2021	1,249
7,175	7.63%, 06/01/2022 (e)	7,406
364	Park Aerospace Holdings Ltd., (Ireland), 5.25%, 08/15/2022 (e)	372

		30,367

	Trading Companies & Distributors — 0.1%
4,175	HD Supply, Inc., 5.75%, 04/15/2024 (e)	4,446
704	International Lease Finance Corp., 5.88%, 08/15/2022	785
	United Rentals North America, Inc.,
865	4.88%, 01/15/2028	875
2,275	5.50%, 07/15/2025	2,420
352	5.75%, 11/15/2024	371
3,835	5.88%, 09/15/2026	4,128

		13,025

	Total Industrials	226,557

	Information Technology — 1.8%
	Communications Equipment — 0.2%
	Avaya, Inc.,
4,452	7.00%, 04/01/2019 (d) (e)	3,417
3,424	10.50%, 03/01/2021 (d) (e)	197
9,197	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	9,841
3,561	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	2,706
3,995	Riverbed Technology, Inc., 8.88%, 03/01/2023 (e)	3,760

		19,921

	Electronic Equipment, Instruments & Components — 0.0% (g)
2,337	Zebra Technologies Corp., 7.25%, 10/15/2022	2,464

	Internet Software & Services — 0.3%
6,138	GTT Communications, Inc., 7.88%, 12/31/2024 (e)	6,471
6,633	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	7,114
	Zayo Group LLC,
8,050	5.75%, 01/15/2027 (e)	8,291
11,290	6.00%, 04/01/2023	11,770
2,795	6.38%, 05/15/2025	2,956

		36,602

	IT Services — 0.2%
1,896	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	1,925
	First Data Corp.,
11,654	5.38%, 08/15/2023 (e)	12,091
13,930	5.75%, 01/15/2024 (e)	14,452
353	WEX, Inc., 4.75%, 02/01/2023 (e)	361

		28,829

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 0.3%
	Amkor Technology, Inc.,
9,862	6.38%, 10/01/2022	10,170
2,377	6.63%, 06/01/2021	2,422
2,700	Entegris, Inc., 4.63%, 02/10/2026 (e)	2,757
4,912	MagnaChip Semiconductor Corp., (South Korea), 6.63%, 07/15/2021	4,752
2,410	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	2,513
4,116	Microsemi Corp., 9.13%, 04/15/2023 (e)	4,656
	NXP BV, (Netherlands),
1,708	4.63%, 06/01/2023 (e)	1,804
1,365	5.75%, 03/15/2023 (e)	1,413
7,310	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	7,950

		38,437

	Software — 0.4%
3,600	BMC Software Finance, Inc., 8.13%, 07/15/2021 (e)	3,644
7,185	Change Healthcare Holdings LLC, 5.75%, 03/01/2025 (e)	7,275
1,862	CURO Financial Technologies Corp., 12.00%, 03/01/2022 (e)	2,048
3,320	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	3,719
4,773	Infor Software Parent LLC, 7.13% (cash), 05/01/2021 (e) (v)	4,892
18,270	Infor US, Inc., 6.50%, 05/15/2022	18,818
7,150	Informatica LLC, 7.13%, 07/15/2023 (e)	7,293
1,095	Veritas US, Inc., 7.50%, 02/01/2023 (e)	1,150

		48,839

	Technology Hardware, Storage & Peripherals — 0.4%
	Dell International LLC,
1,779	5.45%, 06/15/2023 (e)	1,919
2,619	5.88%, 06/15/2021 (e)	2,723
6,920	EMC Corp., 1.88%, 06/01/2018	6,899
	Western Digital Corp.,
24,574	7.38%, 04/01/2023 (e)	26,724
12,019	10.50%, 04/01/2024	13,950

		52,215

	Total Information Technology	227,307

	Materials — 1.7%
	Chemicals — 0.7%
2,685	Chemours Co. (The), 6.63%, 05/15/2023	2,839
991	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	981
7,965	CVR Partners LP, 9.25%, 06/15/2023 (e)	8,443
5,335	Gates Global LLC, 6.00%, 07/15/2022 (e)	5,457
3,680	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	4,099
17,121	Hexion, Inc., 6.63%, 04/15/2020	15,109
4,602	Huntsman International LLC, 5.13%, 11/15/2022	4,959
8,980	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	9,362
8,685	LSB Industries, Inc., SUB, 8.50%, 08/01/2019	8,598
8,000	Momentive Performance Materials USA, Inc., 8.88%, 10/15/2020 (d) (bb)	—	(h)
	NOVA Chemicals Corp., (Canada),
2,640	4.88%, 06/01/2024 (e)	2,668
2,105	5.25%, 06/01/2027 (e)	2,121
4,687	Nufarm Australia Ltd., (Australia), 6.38%, 10/15/2019 (e)	4,757
5,569	PQ Corp., 6.75%, 11/15/2022 (e)	6,000
5,670	Rain CII Carbon LLC, 7.25%, 04/01/2025 (e)	6,226
5,673	Reichhold Industries, Inc., 11.03%, 05/01/2018 (d) (e) (bb)	—	(h)
3,995	Scotts Miracle-Gro Co. (The), 6.00%, 10/15/2023	4,250
2,095	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	2,186

		88,055

	Construction Materials — 0.1%
3,000	CEMEX Finance LLC, (Mexico), 6.00%, 04/01/2024 (e)	3,162
	Cemex SAB de CV, (Mexico),
1,299	6.13%, 05/05/2025 (e)	1,378
1,308	7.75%, 04/16/2026 (e)	1,484
2,708	US Concrete, Inc., 6.38%, 06/01/2024	2,904

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Construction Materials — continued

		8,928

	Containers & Packaging — 0.4%
250	ARD Finance SA, (Luxembourg), 7.13% (cash), 09/15/2023 (v)	265
	Ardagh Packaging Finance plc, (Ireland),
4,315	6.00%, 02/15/2025 (e)	4,585
5,375	7.25%, 05/15/2024 (e)	5,886
352	Ball Corp., 5.25%, 07/01/2025	385
9,530	Flex Acquisition Co., Inc., 6.88%, 01/15/2025 (e)	9,816
	Reynolds Group Issuer, Inc.,
20,137	5.75%, 10/15/2020	20,477
3,305	6.88%, 02/15/2021	3,374
5,501	7.00%, 07/15/2024 (e)	5,902

		50,690

	Metals & Mining — 0.5%
	AK Steel Corp.,
727	6.38%, 10/15/2025	707
4,855	7.50%, 07/15/2023	5,268
7,986	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	8,787
11,165	ArcelorMittal, (Luxembourg), 6.75%, 02/25/2022	12,616
	Constellium NV, (Netherlands),
1,080	5.75%, 05/15/2024 (e)	1,115
845	5.88%, 02/15/2026 (e)	876
750	6.63%, 03/01/2025 (e)	797
351	FMG Resources August 2006 Pty. Ltd., (Australia), 9.75%, 03/01/2022 (e)	390
	Freeport-McMoRan, Inc.,
500	3.55%, 03/01/2022	493
905	3.88%, 03/15/2023	895
1,920	4.55%, 11/14/2024	1,915
631	5.40%, 11/14/2034	614
12,149	5.45%, 03/15/2043	11,507
10,635	Hecla Mining Co., 6.88%, 05/01/2021	10,901
723	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	773
2,180	Noranda Aluminum Acquisition Corp., 11.00%, 06/01/2019 (bb)	—	(h)
690	United States Steel Corp., 8.38%, 07/01/2021 (e)	754
4,863	Zekelman Industries, Inc., 9.88%, 06/15/2023 (e)	5,446

		63,854

	Paper & Forest Products — 0.0% (g)
1,365	Boise Cascade Co., 5.63%, 09/01/2024 (e)	1,437

	Total Materials	212,964

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
3,980	CoreCivic, Inc., 4.63%, 05/01/2023	4,060
790	Equinix, Inc., 5.75%, 01/01/2025	844
	GEO Group, Inc. (The),
305	5.13%, 04/01/2023	306
5,270	5.88%, 01/15/2022	5,435
245	5.88%, 10/15/2024	254
2,795	6.00%, 04/15/2026	2,900
	Iron Mountain, Inc.,
3,664	5.75%, 08/15/2024	3,751
3,065	6.00%, 08/15/2023	3,212
2,085	MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/2024	2,231
3,350	RHP Hotel Properties LP, 5.00%, 04/15/2023	3,442
2,960	Sabra Health Care LP, 5.13%, 08/15/2026	3,008
	SBA Communications Corp.,
237	4.00%, 10/01/2022 (e)	238
2,905	4.88%, 09/01/2024	3,007
	Uniti Group LP,
2,200	6.00%, 04/15/2023 (e)	2,172
1,675	7.13%, 12/15/2024 (e)	1,520
2,830	8.25%, 10/15/2023	2,710
	VICI Properties 1 LLC,
1,897	(ICE LIBOR USD 3 Month + 3.50%, 4.50% Floor), 4.85%, 10/15/2022 (aa)	1,904
6,805	8.00%, 10/15/2023	7,570

	Total Real Estate	48,564

	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.2%
	CCO Holdings LLC,
3,575	5.13%, 02/15/2023	3,664
352	5.13%, 05/01/2023 (e)	364

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
3,990	5.38%, 05/01/2025 (e)	4,095
8,475	5.50%, 05/01/2026 (e)	8,645
9,220	5.75%, 02/15/2026 (e)	9,566
22,320	5.88%, 04/01/2024 (e)	23,380
	CenturyLink, Inc.,
352	Series V, 5.63%, 04/01/2020	353
6,895	Series W, 6.75%, 12/01/2023	6,643
2,745	Series Y, 7.50%, 04/01/2024	2,676
3,347	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	3,247
8,651	Cogent Communications Finance, Inc., 5.63%, 04/15/2021 (e)	8,781
979	Consolidated Communications, Inc., 6.50%, 10/01/2022	892
16,823	Embarq Corp., 8.00%, 06/01/2036	15,982
	Frontier Communications Corp.,
3,502	6.25%, 09/15/2021	2,588
3,560	6.88%, 01/15/2025	2,438
6,426	9.25%, 07/01/2021	5,169
2,129	10.50%, 09/15/2022	1,687
8,590	11.00%, 09/15/2025	6,593
17,843	GCI, Inc., 6.75%, 06/01/2021	18,155
	Intelsat Jackson Holdings SA, (Luxembourg),
20,935	5.50%, 08/01/2023	17,140
24,287	7.25%, 10/15/2020	22,951
7,642	7.50%, 04/01/2021	7,117
1,562	8.00%, 02/15/2024 (e)	1,652
7,170	9.75%, 07/15/2025 (e)	6,919
	Level 3 Financing, Inc.,
10,559	5.38%, 01/15/2024	10,585
2,015	5.38%, 05/01/2025	2,021
5,568	5.63%, 02/01/2023	5,631
353	6.13%, 01/15/2021	359
4,052	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	3,556
	SFR Group SA, (France),
15,970	6.00%, 05/15/2022 (e)	16,100
2,666	6.25%, 05/15/2024 (e)	2,639
760	7.38%, 05/01/2026 (e)	766
20,345	Sprint Capital Corp., 8.75%, 03/15/2032	23,492
1,630	Virgin Media Finance plc, (United Kingdom), 6.38%, 04/15/2023 (e)	1,689
	Windstream Services LLC,
3,643	6.38%, 08/01/2023 (e)	2,350
13,063	7.50%, 06/01/2022	9,666
15,823	7.75%, 10/01/2021	12,263

		271,814

	Wireless Telecommunication Services — 1.0%
367	Hughes Satellite Systems Corp., 5.25%, 08/01/2026	373
	Sprint Communications, Inc.,
3,518	9.00%, 11/15/2018 (e)	3,716
14,853	11.50%, 11/15/2021	18,046
	Sprint Corp.,
29,677	7.25%, 09/15/2021	31,606
5,725	7.63%, 02/15/2025	6,080
28,000	7.88%, 09/15/2023	30,170
457	Syniverse Holdings, Inc., 9.13%, 01/15/2019	453
	T-Mobile USA, Inc.,
355	6.00%, 04/15/2024	378
10,830	6.38%, 03/01/2025	11,626
3,010	6.50%, 01/15/2024	3,194
5,713	6.50%, 01/15/2026	6,261
2,922	6.63%, 04/01/2023	3,056
5,820	United States Cellular Corp., 6.70%, 12/15/2033	6,111
635	Wind Tre SpA, (Italy), 5.00%, 01/20/2026 (e)	608

		121,678

	Total Telecommunication Services	393,492

	Utilities — 0.3%
	Electric Utilities — 0.0% (g)
	NextEra Energy Operating Partners LP,
1,187	4.25%, 09/15/2024 (e)	1,202
807	4.50%, 09/15/2027 (e)	809
5,000	Texas Company Holdings, 11.50%, 10/01/2020 (d) (bb)	25
	Texas Competitive Electric Holdings Co. LLC,
37,201	8.50%, 05/01/2020 (d) (bb)	186
24,805	8.50%, 05/01/2020 (d) (bb)	124

		2,346

	Gas Utilities — 0.0% (g)
3,700	AmeriGas Partners LP, 5.50%, 05/20/2025	3,751

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Gas Utilities — continued
173	Ferrellgas LP, 6.75%, 01/15/2022	163

		3,914

	Independent Power and Renewable Electricity Producers — 0.2%
4,211	Calpine Corp., 5.25%, 06/01/2026 (e)	4,259
	Dynegy, Inc.,
1,165	7.38%, 11/01/2022	1,245
3,570	8.00%, 01/15/2025 (e)	3,927
2,429	8.13%, 01/30/2026 (e)	2,702
	GenOn Energy, Inc.,
1,680	9.50%, 10/15/2018 (d)	1,193
7,000	9.88%, 10/15/2020 (d)	4,935
	NRG Energy, Inc.,
202	6.25%, 07/15/2022	210
1,056	7.25%, 05/15/2026	1,163

		19,634

	Water Utilities — 0.1%
8,028	Core & Main LP, 6.13%, 08/15/2025 (e)	8,198

	Total Utilities	34,092

	Total Corporate Bonds (Cost $2,381,021)	2,413,102

Municipal Bonds — 0.1% (t)
	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District 8 Project,
5,990	Series B, Rev., 5.00%, 03/01/2033	6,422
3,390	Series B, Rev., 5.00%, 03/01/2034	3,636

	Total Municipal Bonds (Cost $9,719)	10,058

Private Placements — 1.7%
	Commercial Loans — 1.1%
62,000	Doubletree Orlando, (1 Month LIBOR + 8.00%), 1.44%, 05/31/2018 (aa) (bb)	62,000
36,709	Scout Harbor, Class X1, (1 Month LIBOR + 6.50%), 7.20%, 01/01/2018 (aa) (bb)	34,580
41,500	Sheraton Needham Hotel, (1 Month LIBOR + 5.00%), 6.21%, 07/01/2020 (aa) (bb)	39,711
2,473	Waldorf Astoria Park City, (1 Month LIBOR + 7.25%), 7.39%, 06/01/2018 (aa) (bb)	2,473

	Total Commercial Loans	138,764

	Residential Loans — 0.6%
40,600	8995 Collins Funding LLC, (1 Month LIBOR + 7.50%), 8.72%, 08/04/2018 (aa) (bb)	40,600
33,561	RREF II-HV, (1 Month LIBOR + 7.00%), 7.18%, 05/01/2018 (aa) (bb)	33,561

	Total Residential Loans	74,161

	Total Private Placements (Cost $216,838)	212,925

U.S. Government Agency Securities — 9.0%
	FHLB,
275,000	DN, 1.04%, 12/22/2017 (n)	274,814
850,000	DN, 1.05%, 12/15/2017 (n)	849,617

	Total U.S. Government Agency Securities (Cost $1,124,486)	1,124,431

SHARES
Common Stocks — 0.7%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
546	Caesars Entertainment Corp. (a)	7,229

	Specialty Retail — 0.0% (g)
93	Nebraska Book Holdings, Inc. (a) (bb)	2

	Total Consumer Discretionary	7,231

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
145	Bonanza Creek Energy, Inc. (a)	4,020
144	Chaparral Energy, Inc. (a)	3,458
673	Chaparral Energy, Inc., Class A (a)	16,143
605	Halcon Resources Corp. (a)	4,290
104	Penn Virginia Corp. (a)	3,566
2	Sabine Oil & Gas Holdings, Inc. (a)	77
95	Ultra Petroleum Corp. (a)	913

	Total Energy	32,467

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
213	Goodman Private (a) (bb)	—	(h)
273	UCI Holdings LLC, (New Zealand) (a) (bb)	4,983

		4,983

	Mortgage Real Estate Investment Trusts (REITs) — 0.0% (g)
56	Sutherland Asset Management Corp.	880

	Total Financials	5,863

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
275	Aspect Software, Inc., Class CR1 (a) (bb)	2,819
111	Aspect Software, Inc., Class CR2 (a) (bb)	1,142

		3,961

	Software — 0.0% (g)
1	Digital Turbine, Inc.02/15/2019 (a) (bb)	—	(h)

	Total Information Technology	3,961

	Materials — 0.1%
	Chemicals — 0.1%
9	Reichhold , Inc. (a) (bb)	8,167

	Real Estate — 0.2%
	Real Estate Management & Development — 0.2%
326	VICI Properties LP (a) (bb)	6,447
1,228	VICI Properties, Inc. (a)	24,254

	Total Real Estate	30,701

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
777	NII Holdings, Inc. (a)	194

	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
50	Dynegy, Inc. (a)	606
249	Vistra Energy Corp.	4,700

	Total Utilities	5,306

	Total Common Stocks (Cost $93,021)	93,890

Convertible Preferred Stocks — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
1,533	5.25%, 03/06/2032 (a) (bb)	—	(h)
1,545	6.25%, 07/15/2033 (a) (bb)	—	(h)
	Total Convertible Preferred Stocks (Cost $—)	—	(h)

Preferred Stocks — 0.3%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
175	0.68%, 06/01/2049 (bb)	—	(h)
170	7.25%, 04/15/2041 (bb)	—	(h)
687	7.25%, 02/15/2052 (bb)	—	(h)
581	7.38%, 05/15/2048 (bb)	—	(h)
51	7.38%, 10/01/2051 (bb)	—	(h)
505	Motors Liquidation Co., 7.25%, 07/15/2041 (bb)	—	(h)

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
2	Nine Point Energy Holdings, Inc. (bb)	1,583

	Financials — 0.3%
	Banks — 0.1%
156	GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 7.20%, 02/15/2040 ($25 par value) (aa)	4,064

	Capital Markets — 0.0% (g)
253	Goodman Private Preferred Shares (bb)	869

	Insurance — 0.2%
27	XLIT Ltd., (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 4.48%, 01/02/2018 ($1,000 par value) (aa) @	26,122

	Total Financials	31,055

	Total Preferred Stocks (Cost $29,052)	32,638

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — 8.3% (cc)
	Consumer Discretionary — 2.1%
	Auto Components — 0.1%
8,035	USI, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 05/16/2024 (aa)	8,013
	Automobiles — 0.1%
10,201	Chrysler Group LLC, Tranche B Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.29%, 12/31/2018 (aa)	10,227
	Diversified Consumer Services — 0.1%
14,905	Spin Holdco, Term Loan B, (ICE LIBOR USD 2 Month + 3.75%), 5.15%, 11/14/2022 (aa)	15,016
	Hotels, Restaurants & Leisure — 0.4%
29,850	1011778 BC ULC, 1st Lien Term Loan B, (LIBOR + 2.25%), 3.59%, 02/16/2024 (aa)	29,831
5,829	Casablanca US Holdings, Inc., 1st Lien Term Loan, (LIBOR + 4.75%), 6.13%, 03/29/2024 (aa)	5,833
5,595	Club Corp Holdings, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.25%), 4.59%, 08/16/2024 (aa)	5,605
1,764	Golden Nugget, Inc., 1st Lien Term Loan B, (LIBOR + 3.25%), 0.05%, 10/04/2023 (aa)	1,776
3,243	Hilton Worldwide Finance LLC, Series B-2 Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.33%, 10/25/2023 (aa)	3,259

		46,304

	Leisure Products — 0.1%
4,000	Delta 2 Sarl, USD Facility B-3 Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 02/01/2024 (aa)	4,020
10,232	FGI Operating Co. LLC, Term B Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 04/19/2019 (aa)	6,447
8,418	Steinway Musical Instruments, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.99%, 09/19/2019 (aa)	8,260

		18,727

	Media — 0.8%
2,888	AMC Entertainment, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.50%, 12/15/2022 (aa)	2,895
10,979	Hercules Achievement, Inc., 1st Lien Initial Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.74%, 12/10/2021 (aa)	11,052
6,075	Hoya Midco LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.35%, 06/30/2024 (aa)	6,067
15,935	iHeartCommunications, Inc., Term Loan D, (ICE LIBOR USD 3 Month + 6.75%), 8.08%, 01/30/2019 (aa)	12,005
7,542	iHeartCommunications, Inc., Tranche E Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 8.83%, 07/30/2019 (aa)	5,645
1,864	Regal Cinemas Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.35%, 04/01/2022 (aa)	1,861
4,035	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.60%, 01/03/2024 (aa)	4,034
2,242	Tribune Media Co., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 01/26/2024 (aa)	2,245
2,804	Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 12/27/2020 (aa)	2,805
37,068	Univision Communications, Inc., 1st Lien Term Loan C-5, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 03/15/2024 (aa)	36,790
13,735	Vertis, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 8.75%), 03/21/2018 (d) (aa) (bb)	—	(h)
4,957	WMG Acquisition Corp., Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.83%, 11/01/2023 (aa)	4,960

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Media — continued
6,708	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.58%, 08/18/2023 (aa)	6,741
4,769	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 8.83%, 08/18/2024 (aa)	4,837

		101,937

	Multiline Retail — 0.1%
12,937	Neiman Marcus Group, Inc., Other Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.49%, 10/25/2020 (aa)	10,540
	Specialty Retail — 0.4%
1,163	Hillman Group, Inc. (The), Initial Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.84%, 06/30/2021 (aa)	1,171
11,149	J Crew Group, Inc., Initial Loan, (LIBOR + 3.22%), 4.54%, 03/05/2021 (aa)	6,418
4,856	Michaels Stores, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.07%, 01/30/2023 (aa)	4,809
11,929	Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, (ICE LIBOR USD 3 Month + 3.00%), 4.38%, 01/26/2023 (aa)	9,379
5,051	PetSmart, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.34%, 03/11/2022 (aa)	4,349
24,705	Staples, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.31%, 09/12/2024 (aa)	23,638

		49,764

	Total Consumer Discretionary	260,528

	Consumer Staples — 1.1%
	Food & Staples Retailing — 0.5%
9,746	Albertson’s LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 12/21/2022 (aa)	9,467
3,790	Albertson’s LLC, 1st Lien Term Loan B-4, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 08/25/2021 (aa)	3,679
2,879	Albertson’s LLC, 1st Lien Term Loan B-6, (ICE LIBOR USD 3 Month + 3.00%), 4.46%, 06/22/2023 (aa)	2,796
1,959	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 8.74%, 02/03/2025 (aa)	1,906
14,888	Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.35%, 11/29/2023 (aa)	11,761
3,325	Rite Aid Corp., 2nd Lien Term Loan, (1 Week LIBOR + 4.75%), 5.96%, 08/21/2020 (aa)	3,335
14,167	Rite Aid Corp., Tranche 2 Term Loan, (1 Week LIBOR + 3.88%), 5.09%, 06/21/2021 (aa)	14,184
3,884	SUPERVALU, Inc., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 06/02/2024 (aa)	3,739
6,474	SUPERVALU, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 06/08/2024 (aa)	6,231

		57,098

	Food Products — 0.5%
19,733	Dole Food Co., 1st Lien Term Loan B, (LIBOR + 2.75%, US Prime Rate + 1.75%), 4.06%, 04/06/2024 (aa)	19,796
3,423	Hearthside Group Holdings LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.24%, 06/02/2021 (aa)	3,439
16,121	JBS USA LLC, Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 3.76%, 10/30/2022 (aa)	15,774
28,300	Pinnacle Foods Finance LLC, Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.24%, 02/02/2024 (aa)	28,451

		67,460

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Household Products — 0.1%
7,282	Clover Merger Sub, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 09/26/2024 (aa)	6,954
	Personal Products — 0.0% (g)
2,453	Revlon Consumer Products Corp., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 09/07/2023 (aa)	1,852

	Total Consumer Staples	133,364

	Energy — 0.9%
	Energy Equipment & Services — 0.2%
21,278	Vistra Operations Co. LLC, Term Loan B-2, (LIBOR + 2.75%), 4.03%, 12/14/2023 (aa)	21,401
	Oil, Gas & Consumable Fuels — 0.7%
1,212	Alon USA Partners LP, MLP Term Loans, (ICE LIBOR USD 1 Month + 8.00%), 9.35%, 11/26/2018 (aa)	1,219
6,630	California Resources Corp., 1st Lien Second Out Term Loan, (ICE LIBOR USD 1 Month + 10.38%), 11.66%, 12/31/2021 (aa)	7,160
1,505	California Resources Corp., Senior Secured First Out, (ICE LIBOR USD 3 Month + 5.50%), 0.06%, 12/31/2022 (aa) ^	1,479
15,464	Chesapeake Energy Corp., 1st Lien Last Out, (ICE LIBOR USD 3 Month + 7.50%), 0.09%, 08/23/2021 (aa)	16,450
5,435	EXCO Resources, Inc., 1st Lien Term Loan A, (ICE LIBOR USD 3 Month + 15.00%), 15.00%, 10/26/2020 (aa)	2,989
34,282	Gulf Finance LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.25%), 08/25/2023 (aa)	31,882
8,699	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 12/31/2023 (aa)	8,693
23,133	Ultra Resources, Inc., Term Loan, (LIBOR + 3.00%), 04/12/2024 (aa)	23,075

		92,947

	Total Energy	114,348

	Financials — 0.3%
	Capital Markets — 0.1%
14,514	Misys, Term Loan B, (ICE LIBOR USD 3 Month + 3.50%), 4.98%, 06/13/2024 (aa)	14,495
4,869	Thomson Reuters, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.25%), 4.60%, 10/03/2023 (aa)	4,882

		19,377

	Consumer Finance — 0.1%
11,801	Flying Fortress, Inc., 1st Lien Term Loan, (Ireland), (ICE LIBOR USD 3 Month + 2.00%), 3.33%, 10/30/2022 (aa)	11,889
	Insurance — 0.1%
4,888	Alliant Holdings I, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.58%, 08/12/2022 (aa)	4,906
6,827	HUB International Ltd., Initial Term Loan, (LIBOR + 3.00%), 4.41%, 10/02/2020 (aa)	6,854

		11,760

	Total Financials	43,026

	Health Care — 0.8%
	Health Care Equipment & Supplies — 0.1%
6,850	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 06/30/2021 (aa)	6,863
	Health Care Providers & Services — 0.5%
9,653	21st Century Oncology Holdings, Inc., 1st Lien Senior Secured Term Loan B, (ICE LIBOR USD 3 Month + 6.13%), 7.47%, 04/30/2022 (aa)	9,058
1,158	21st Century Oncology Holdings, Inc., DIP Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 8.83%, 02/27/2018 (aa) (bb)	1,164
6,180	Air Medical, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 4.50%), 09/26/2024 (aa) ^	6,209

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Health Care Providers & Services — continued
9,692	CHG Healthcare Services, Term Loan B, (LIBOR + 3.25%), 4.63%, 06/07/2023 (aa)	9,726
7,931	Community Health Systems, Inc., Incremental 2021 Term H Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.48%, 01/27/2021 (aa)	7,588
4,386	MultiPlan, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 06/07/2023 (aa)	4,388
1,806	NAPA Management Services, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.00%), 6.33%, 04/19/2023 (aa)	1,734
19,156	National Mentor Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 01/31/2021 (aa)	19,247
7,836	Tennessee Merger Sub, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 02/06/2024 (aa)	7,654

		66,768

	Pharmaceuticals — 0.2%
12,826	Grifols Worldwide Operations Ltd., Term Loan B, (1 Week LIBOR + 2.25%), 3.45%, 01/31/2025 (aa)	12,858
7,160	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), (ICE LIBOR USD 1 Month + 4.75%), 4.75%, 04/01/2022 (aa)	7,255

		20,113

	Total Health Care	93,744

	Industrials — 0.5%
	Aerospace & Defense — 0.0% (g)
875	MacDonald Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.10%, 10/04/2024 (aa)	878
	Airlines — 0.2%
24,526	Delta Air Lines, Inc., Term Loan B-1, (ICE LIBOR USD 1 Month + 2.50%), 3.76%, 10/18/2018 (aa)	24,615
	Building Products — 0.1%
6,358	Continental Building Products, Inc., Term Loan B, (LIBOR + 2.50%), 3.84%, 08/18/2023 (aa)	6,373
4,585	Unifrax LLC, Senior Secured Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 03/29/2024 (aa)	4,602

		10,975

	Commercial Services & Supplies — 0.0% (g)
1,321	Garda World Security, 1st Lien Term Loan B, (Canada), (LIBOR + 3.50%), 5.47%, 05/24/2024 (aa)	1,324
1,049	Packers Holdings LLC, Initial Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.74%, 12/02/2021 (aa)	1,051
1,421	Prime Security Services Borrower LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 05/02/2022 (aa)	1,431

		3,806

	Machinery — 0.1%
5,495	Accudyne Industries LLC, Term Loan B, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 08/18/2024 (aa)	5,518
8,219	Rexnord LLC/RBS Global Inc., Term Loan B, (LIBOR + 2.75%), 4.09%, 08/21/2023 (aa)	8,224
1,297	Zodiac Pool Solutions LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.33%, 12/20/2023 (aa)	1,301

		15,043

	Marine — 0.1%
8,930	American Commercial Lines, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 8.75%), 10.10%, 11/12/2020 (aa)	5,403
	Road & Rail — 0.0% (g)
1,348	URS Merger Sub Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 5.25%), 0.07%, 10/18/2024 (aa)	1,355

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Trading Companies & Distributors — 0.0% (g)
4,320	HD Supply, Inc., 1st Lien Term Loan B-4, (ICE LIBOR USD 3 Month + 2.50%), 3.83%, 10/17/2023 (aa)	4,349

	Total Industrials	66,424

	Information Technology — 1.0%
	Communications Equipment — 0.2%
1	Aspect Software, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 10.50%), 11.85%, 05/25/2020 (aa)	1
5,780	Avaya, Inc. 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 0.06%, 11/08/2024 (aa) ^	5,698
1,201	Avaya, Inc., DIP Term Loan, (1 Week LIBOR + 7.50%), 8.70%, 01/24/2018 (d) (aa)	1,200
1,025	Avaya, Inc., Term Loan B-3 Extending Tranche, (ICE LIBOR USD 3 Month + 4.50%), 5.87%, 01/26/2018 (d) (aa)	780
2,175	Avaya, Inc., Term Loan B-6, (ICE LIBOR USD 3 Month + 5.50%), 6.87%, 03/31/2018 (d) (aa)	1,660
8,025	Avaya, Inc., Term Loan B-7, (ICE LIBOR USD 3 Month + 5.25%), 6.62%, 05/29/2020 (d) (aa)	6,116
7,545	Riverbed Technology, Inc.,1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.60%, 04/24/2022 (aa)	7,403

		22,858

	Internet Software & Services — 0.1%
6,448	Evergreen Skills Lux Sarl, 1st Lien Initial Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.10%, 04/28/2021 (aa) ^	6,178
8,470	Go Daddy Operating Co. LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.60%, 02/15/2024 (aa)	8,492
1,890	Impala Private Holdings II LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 0.05%, 11/08/2024 (aa)	1,881
2,100	Rackspace Hosting, Inc., 1st Lien Term Loan B, (LIBOR + 3.00%), 4.38%, 11/03/2023 (aa)	2,097

		18,648

	IT Services — 0.2%
6,260	Exela Technologies, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 7.00%), 8.80%, 06/30/2023 (aa)	5,873
	First Data Corp., 1st Lien Term Loan,
11,117	(ICE LIBOR USD 1 Month + 2.25%), 0.04%, 04/26/2024 (aa)	11,115
3,023	(ICE LIBOR USD 1 Month + 2.25%), 3.56%, 07/08/2022 (aa)	3,023
1,342	Global Knowledge Training LLC, 1st Lien Initial Term Loan, (ICE LIBOR USD 3 Month + 6.00%), 7.33%, 01/20/2021 (aa)	1,024
4,713	Optiv Security, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.63%, 02/01/2024 (aa)	4,488
5,350	Optiv Security, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 7.25%), 8.63%, 01/31/2025 (aa)	4,949

		30,472

	Semiconductors & Semiconductor Equipment — 0.1%
4,914	Microsemi Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.38%, 01/13/2023 (aa)	4,926
3,418	ON Semiconductor Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 0.03%, 03/31/2023 (aa)	3,429
2,903	Versum Materials, Inc., Senior Secured Term Loan B, (ICE LIBOR USD 3 Month + 2.50%), 09/29/2023 (aa)	2,916

		11,271

	Software — 0.3%
1,310	Ascend Learning LLC, Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 4.60%, 07/12/2024 (aa)	1,317

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Software — continued
3,084	Genesys Telecom Holdings (Greeneden), 1st Lien Term Loan B-2, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 12/01/2023 (aa)	3,100
5,254	Infor US, Inc., Tranche B-6 Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.08%, 02/01/2022 (aa)	5,246
8,817	Landesk Software Group, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 01/20/2024 (aa)	8,526
2,820	Landesk Software Group, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 9.00%), 10.35%, 01/20/2025 (aa)	2,712
9,357	Qlik Technologies, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.50%), 5.04%, 04/26/2024 (aa)	9,146
2,035	SolarWinds, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 02/03/2023 (aa)	2,042

		32,089

	Technology Hardware, Storage & Peripherals — 0.1%
4,544	Dell International LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.35%, 09/07/2023 (aa)	4,545
2,970	Quest Software US Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 0.07%, 10/31/2022 (aa)	3,002
3,592	Radiate Holdco LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 02/01/2024 (aa)	3,563

		11,110

	Total Information Technology	126,448

	Materials — 0.3%
	Chemicals — 0.0% (g)
6,183	Chemours Co. (The), Senior Secured Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 3.85%, 05/12/2022 (aa)	6,233
	Containers & Packaging — 0.3%
2,555	Berry Global, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.50%, 01/19/2024 (aa)	2,562
12,020	Bway Holding Co., 1st Lien Term Loan, (LIBOR + 3.25%), 4.60%, 04/03/2024 (aa)	12,067
4,690	Consolidated Container, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 05/22/2024 (aa)	4,712
11,007	Reynolds Group Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 02/05/2023 (aa)	11,056
2,927	Viskase Corp., Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.58%, 01/30/2021 (aa)	2,860

		33,257

	Total Materials	39,490

	Real Estate — 0.1%
	Real Estate Management & Development — 0.1%
6,494	CityCenter Holdings LLC, Term B Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.85%, 04/18/2024 (aa)	6,520

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.5%
19,389	Centurylink, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 01/31/2025 (aa) ^	18,553
15,723	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 4.99%, 10/02/2024 (aa)	15,914
2,007	Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 10/05/2023 (aa)	1,971
5,900	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (Luxembourg), (ICE LIBOR USD 3 Month + 2.75%), 4.21%, 06/30/2019 (aa)	5,881

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Diversified Telecommunication Services — continued
9,825	Level 3 Financing, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.70%, 02/22/2024 (aa)	9,813
3,304	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 11/01/2024 (aa)	3,332
5,540	US TelePacific Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 5.00%), 6.35%, 04/13/2023 (aa) ^	5,318
5,700	Zayo Group LLC, Term B-2 Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.56%, 01/19/2024 (aa)	5,714

		66,496

	Wireless Telecommunication Services — 0.2%
13,654	A2Z Wireless Holdings, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.24%, 05/01/2023 (aa)	13,680
8,732	Syniverse Holdings, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.24%, 04/23/2019 (aa)	8,596
1,418	Syniverse Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 04/23/2019 (aa)	1,396

		23,672

	Total Telecommunication Services	90,168

	Utilities — 0.5%
	Electric Utilities — 0.3%
12,500	Energy Future Intermediate Holding Co. LLC, DIP Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 06/30/2018 (aa)	12,538
11,969	InterGen NV, Term Advance, (ICE LIBOR USD 3 Month + 4.50%), 5.84%, 06/12/2020 (aa)	11,959
6,345	Lightstone Holdco LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 01/30/2024 (aa)	6,361
395	Lightstone Holdco LLC, 1st Lien Term Loan C, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 01/30/2024 (aa)	396
4,643	Texas Competitive Electric Holdings Co. LLC, Term Loan, (LIBOR + 2.75%), 4.10%, 08/04/2023 (aa)	4,662
1,067	Texas Competitive Electric Holdings Co. LLC, Term Loan C, (ICE LIBOR USD 3 Month + 2.75%), 4.08%, 08/04/2023 (aa)	1,071

		36,987

	Independent Power and Renewable Electricity Producers — 0.2%
3,703	ExGen Renewables I LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 0.04%, 11/15/2024 (aa) ^	3,731
1,820	NRG Energy, Inc., Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.58%, 06/30/2023 (aa)	1,821
1,741	Talen Energy Supply, Term Loan B-1, (ICE LIBOR USD 1 Month + 4.00%), 5.35%, 07/15/2023 (aa)	1,747
13,065	Talen Energy Supply, Term Loan B-2, (ICE LIBOR USD 1 Month + 4.00%), 5.35%, 04/15/2024 (aa)	13,111

		20,410

	Total Utilities	57,397

	Total Loan Assignments (Cost $1,073,384)	1,031,457

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
1,110	Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $—)	971

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
	Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
142	Nebraska Book Co., Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)
66	Nebraska Book Holdings, Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—	(h)

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
	Sabine Oil & Gas Holdings, Inc.,
1	expiring 04/13/2026 (a)	5
5	expiring 04/13/2026 (Strike Price $1.00) (a)	36

	Total Energy	41

	Industrials — 0.0% (g)
	Road & Rail — 0.0% (g)
	Jack Cooper Enterprises, Inc.,
18	expiring 04/26/2027 (Strike Price $1.00) (a) (bb)	—	(h)
18	expiring 10/29/2027 (Strike Price $1.00) (a) (bb)	—	(h)

	Total Industrials	—	(h)

	Total Warrants (Cost $36)	41

PRINCIPAL AMOUNT
Options Purchased — 0.0% (g)
	Call Options — 0.0% (g)
	Foreign Exchange Currency Options — 0.0% (g)
36,575	Foreign Exchange KRW/USD 03/02/2018 at USD 1,242.30, Vanilla, American Style (a) Notional Amount: USD 36,575 Counterparty: Goldman Sachs International	43
36,575	Foreign Exchange KRW/USD 03/02/2018 at USD 1,245, Vanilla, American Style (a) Notional Amount: USD 36,575 Counterparty: Goldman Sachs International	41

	Total Call Options Purchased	84

NUMBER OF CONTRACTS
	Put Options — 0.0% (g)
	Future Interest Rate Options — 0.0% (g)
5,900	Mid-Curve 1-Year Eurodollar 03/16/2018 at USD 97.63, American Style (a) Notional Amount: USD 1,475,000 Exchange Traded	295

	Total Options Purchased (Cost $1,652)	379

PRINCIPAL AMOUNT
Short-Term Investments — 42.6%
	Certificates of Deposit — 11.4% (n)
154,650	Bank of Nova Scotia (The), (Canada), (ICE LIBOR USD 3 Month + 0.34%), 1.69%, 12/19/2017 (aa)	154,689
125,000	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 1.46%, 03/16/2018	124,985
150,000	BNP Paribas SA, (France), 1.46%, 03/16/2018	149,987
75,000	BNP Paribas SA, (France), (ICE LIBOR USD 1 Month + 0.20%), 1.55%, 07/23/2018 (aa)	75,000
50,000	Cooperatieve Rabobank UA, (Netherlands), (ICE LIBOR USD 1 Month + 0.14%), 1.44%, 06/20/2018 (aa)	50,003
250,000	Credit Agricole Corporate and Investment Bank, (France), (ICE LIBOR USD 1 Month + 0.17%), 1.43%, 05/08/2018 (aa)	250,000
100,000	Sumitomo Mitsui Trust Bank Ltd., (Japan), (ICE LIBOR USD 1 Month + 0.20%), 1.48%, 01/19/2018 (aa)	100,031
	Svenska Handelsbanken AB,
100,000	(ICE LIBOR USD 1 Month + 0.12%), 1.38%, 12/11/2017 (aa)	100,006
100,000	(ICE LIBOR USD 1 Month + 0.14%), 1.40%, 07/03/2018 (aa)	100,022
248,000	Wells Fargo Bank NA, (ICE LIBOR USD 1 Month + 0.19%), 1.45%, 06/11/2018 (aa)	248,090
62,000	Wells Fargo Bank NA, (ICE LIBOR USD 1 Month + 0.23%), 1.50%, 10/16/2018 (aa)	62,009

	Total Certificates of Deposit (Cost $1,414,653)	1,414,822

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — continued
	Commercial Paper — 12.1% (n)
145,000	Alpine Securitization Ltd., (Cayman Islands), 1.44%, 02/02/2018 (e)	144,609
13,100	Atlantic Asset Securitization LLC, 1.48%, 01/05/2018	13,082
70,000	Bedford Row Funding Corp., (ICE LIBOR USD 1 Month + 0.24%), 1.61%, 11/20/2018 (aa)	70,000
148,000	Canadian Imperial Bank of Commerce, (Canada), (ICE LIBOR USD 1 Month + 0.17%), 1.43%, 01/12/2018 (e) (aa)	148,046
75,000	Commonwealth Bank of Australia, (Australia), (ICE LIBOR USD 1 Month + 0.21%), 1.00%, 11/26/2018 (aa)	75,000
50,000	Commonwealth Bank of Australia, (Australia), (ICE LIBOR USD 1 Month + 0.43%), 1.70%, 02/12/2018 (e) (aa)	50,048
100,000	DBS Bank Ltd., (Singapore), 1.41%, 02/01/2018	99,754
71,125	DBS Bank Ltd., (Singapore), 1.42%, 02/05/2018	70,937
81,000	HSBC Bank plc, (United Kingdom), (ICE LIBOR USD 1 Month + 0.16%), 1.43%, 08/06/2018 (aa)	81,009
100,000	Kells Funding LLC, 1.41%, 03/05/2018 (e)	99,594
25,000	LMA-Americas LLC, 1.68%, 05/11/2018	24,813
227,000	Macquarie Bank Ltd., (Australia), 1.39%, 12/19/2017	226,838
10,000	Old Line Funding LLC, (ICE LIBOR USD 1 Month + 0.13%), 1.39%, 05/21/2018 (e) (aa)	10,000
75,000	Ridgefield Funding Co. LLC, 1.53%, 03/02/2018 (e)	74,701
94,140	Standard Chartered Bank, (United Kingdom), 1.61%, 04/26/2018 (e)	93,535
100,000	Svensk Exportkredit AB, (Sweden), 1.39%, 12/29/2017	99,905
125,000	Westpac Banking Corp., (Australia), (ICE LIBOR USD 1 Month + 0.40%), 1.69%, 02/16/2018 (e) (aa)	125,116

	Total Commercial Paper (Cost $1,506,840)	1,506,987

	Repurchase Agreements — 0.8%
31,000	Citigroup Global Markets Holdings, Inc., 1.972%, dated 11/30/17, due 05/19/08, repurchase price $31,000, collateralized by Asset-Backed Securities, 5.17% - 6.71%, due 01/22/2024 - 10/22/2026, with the value of $34,100.	31,000
31,000	Citigroup Global Markets Holdings, Inc. 1, 1.972%, dated 11/30/17, due 05/19/08, repurchase price $31,000, collateralized by Asset-Backed Securities, 1.61% - 4.57%, due 07/28/2021 - 10/28/2064, with the value of $32,860.	31,000
36,000	Merrill Lynch PFS, Inc., 1.640%, dated 11/30/17, due 04/17/18, repurchase price $36,000, collateralized by Collateralized Mortgage Obligations, 0.00% - 4.25%, due 02/15/2030 - 09/22/2047, with the value of $38,880.	36,000

	Total Repurchase Agreements (Cost $98,000)	98,000

	U.S. Treasury Obligations — 4.5%
	U.S. Treasury Bills,
550,000	1.03%, 12/08/2017 (n)	549,894
11,521	1.07%, 02/22/2018 (k) (n)	11,490
6,515	1.09%, 12/07/2017 (k) (n)	6,514

	Total U.S. Treasury Obligations (Cost $567,896)	567,898

SHARES
	Investment Company — 13.8%
1,714,473	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $1,714,473)	1,714,473

	Total Short-Term Investments (Cost $5,301,862)	5,302,180

	Total Investments, Before Short Positions — 99.9% (Cost $12,425,690)	12,443,742
	Other Assets in Excess of Liabilities — 0.1%	6,974

	NET ASSETS — 100.0%	$12,450,716

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short Positions — 0.2%
Corporate Bonds — 0.2%
	Consumer Discretionary — 0.1%
	Media — 0.1%
2,000	Cablevision Systems Corp., 8.00%, 04/15/2020	2,150
6,290	Time, Inc., 5.75%, 04/15/2022 (e)	6,628

	Total Consumer Discretionary	8,778

	Consumer Staples — 0.1%
	Food Products — 0.1%
10,000	Darling Ingredients, Inc., 5.38%, 01/15/2022	10,300

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
5,000	Mallinckrodt International Finance SA, 4.75%, 04/15/2023	4,119

	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
6,000	Calpine Corp., 5.38%, 01/15/2023	6,022

	Total Securities Sold Short (Proceeds $28,139)	29,219

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(18,390)	FNMA, 30-Year, Single Family, TBA, 3.50%, 09/25/2047 (w) (Proceeds received of $18,893)	(18,849)

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Ultra Bond	193	03/2018	USD	31,791	(273)
3 Month Euro Euribor	2,215	03/2019	EUR	660,386	(167)
3 Month Eurodollar	1,475	03/2019	USD	360,895	(96)

					(536)

Short Contracts
Euro-Bobl	(3,631)	12/2017	EUR	(568,360)	701
Euro-Bund	(1,100)	12/2017	EUR	(213,045)	(524)
U.S. Treasury 2 Year Note	(1,320)	03/2018	USD	(283,016)	264
U.S. Treasury 5 Year Note	(1,037)	03/2018	USD	(120,657)	338
U.S. Treasury 10 Year Note	(3,125)	03/2018	USD	(387,646)	1,684
3 Month Eurodollar	(192)	06/2018	USD	(47,091)	64
3 Month Eurodollar	(522)	09/2018	USD	(127,903)	501
3 Month Eurodollar	(1,174)	12/2019	USD	(286,852)	(266)
3 Month Euro Euribor	(2,215)	03/2021	EUR	(656,431)	303

					3,065

					2,529

Forward foreign currency exchange contracts outstanding as of November 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
INR	705,130	USD	10,732	BNP Paribas**	01/29/2018	121
EUR	6,314	USD	7,436	BNP Paribas	02/01/2018	109
EUR	6,314	USD	7,468	National Australia Bank Ltd.	02/01/2018	78
GBP	11,146	USD	14,804	National Australia Bank Ltd.	02/01/2018	305
USD	14,709	CAD	18,946	TD Bank Financial Group	02/01/2018	10
USD	14,728	NZD	21,552	National Australia Bank Ltd.	02/01/2018	10
USD	11,059	CHF	10,543	Royal Bank of Canada	02/05/2018	285
CHF	10,496	USD	10,675	Standard Chartered Bank	03/21/2018	84
USD	10,558	CAD	13,401	National Australia Bank Ltd.	03/21/2018	156
USD	11,035	CHF	10,496	Standard Chartered Bank	03/21/2018	276

Total unrealized appreciation						1,434

RUB	424,864	USD	7,255	BNP Paribas**	01/29/2018	(48)
USD	10,969	KRW	12,211,018	BNP Paribas**	01/29/2018	(260)
USD	7,231	ZAR	104,559	BNP Paribas	01/29/2018	(320)
CAD	18,946	USD	14,776	State Street Corp.	02/01/2018	(78)
NZD	21,552	USD	14,875	Standard Chartered Bank	02/01/2018	(156)
USD	14,886	GBP	11,146	State Street Corp.	02/01/2018	(223)
JPY	827,068	USD	7,400	Credit Suisse International	02/05/2018	(24)
JPY	1,201,063	USD	10,972	Deutsche Bank AG	02/05/2018	(261)
USD	7,408	CHF	7,304	Standard Chartered Bank	02/05/2018	(56)
CAD	13,401	USD	10,926	Deutsche Bank AG	03/21/2018	(523)

Total unrealized depreciation						(1,949)

Net unrealized depreciation						(515)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection (1) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)		Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	05/25/2046	0.51	USD	14,170	2,771	(1,977)	794
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	05/25/2046	0.51	USD	6,970	1,310	(919)	391
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	05/25/2046	0.51	USD	13,370	3,973	(3,224)	749
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.51	USD	6,600	1,840	(1,470)	370
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.51	USD	13,380	3,404	(2,655)	749
ABX.HE.PENAAA.06-2	0.11	Monthly	Goldman Sachs International	05/25/2046	0.50	USD	1,500	277	(262)	15
ABX.HE.PENAAA.06-2	0.11	Monthly	Goldman Sachs International	05/25/2046	0.50	USD	8,800	3,000	(2,914)	86
ABX.HE.PENAAA.06-2	0.11	Monthly	Goldman Sachs International	05/25/2046	0.50	USD	12,100	3,595	(3,476)	119
CDX.EM.28-V1	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.83	USD	215,770	8,555	(939)	7,616
Chesapeake Energy Corp., 6.63%, 08/15/2020	5.00	Quarterly	Citibank NA	12/20/2022	6.96	USD	3,660	481	(226)	255
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	05/11/2063	3.20	USD	7,270	(117)	484	367
CMBX.NA.A.6	2.00	Monthly	Citibank NA	05/11/2063	3.20	USD	7,000	(56)	410	354
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	3.20	USD	7,230	(109)	474	365
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	3.20	USD	7,220	(128)	493	365
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	05/11/2063	3.20	USD	7,260	(112)	479	367
CMBX.NA.AA.3	0.27	Monthly	Barclays Bank plc	12/13/2049	84.26	USD	14,100	7,999	(2,917)	5,082
CMBX.NA.AA.3	0.27	Monthly	Morgan Stanley	12/13/2049	84.26	USD	7,050	4,088	(1,546)	2,542
CMBX.NA.BBB-.4	5.00	Monthly	Citibank NA	02/17/2051	55.61	USD	10,550	8,434	(7,632)	802
CMBX.NA.BBB-.4	5.00	Monthly	Citibank NA	02/17/2051	55.61	USD	6,900	5,855	(5,329)	526
Republic of Turkey, 11.88%, 01/15/2030	1.00	Quarterly	BNP Paribas	12/20/2022	1.98	USD	109,700	4,219	531	4,750
Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.12	USD	5,993	(733)	656	(77)
Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.12	USD	4,166	(555)	503	(52)
Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.12	USD	3,570	(394)	348	(46)
CIT Group, Inc., 5.25%, 03/15/2018	5.00	Quarterly	Barclays Bank plc	06/20/2018	0.08	USD	4,242	(99)	(60)	(159)
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.57	USD	146,260	(2,485)	(811)	(3,296)
Standard Chartered Bank, 5.88%, 09/26/2017	1.00	Quarterly	BNP Paribas	12/20/2022	0.65	EUR	14,640	(198)	(142)	(340)
United Mexican States, 4.15%, 03/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.02	USD	128,710	733	(875)	(142)

								55,548	(32,996)	22,552

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

OTC Credit default swap contracts outstanding - sell protection(2) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)		Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CMBX.NA.A.3	0.62	Monthly	Barclays Bank plc	12/13/2049	76.40	USD	14,100	(9,830)	6,420	(3,410)
CMBX.NA.A.3	0.62	Monthly	Morgan Stanley	12/13/2049	76.40	USD	7,050	(4,932)	3,227	(1,705)

								(14,762)	9,647	(5,115)

Centrally Cleared Credit default swap contracts outstanding - buy protection (1) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)	Notional Amount (4)		Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	3.18	USD	55,010	(3,946)	(952)	(4,898)
CDX.NA.IG.25-V1	1.00	Quarterly	12/20/2020	0.34	USD	256,420	(5,040)	(517)	(5,557)
CDX.NA.IG.29-V1	1.00	Quarterly	12/20/2022	0.52	USD	180,960	(3,701)	(752)	(4,453)
iTraxx Europe 28.1	1.00	Quarterly	12/20/2022	0.48	EUR	180,880	(4,418)	(1,639)	(6,057)

							(17,105)	(3,860)	(20,965)

Centrally Cleared Interest rate swap contracts outstanding as of November 30, 2017:
Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Value And Unrealized Appreciation (Depreciation) ($)
3 Month LIBOR quarterly	1.46% semi-annually	Receive	06/21/2018	USD	34,400	—	(98)
3 Month LIBOR quarterly	1.54% semi-annually	Receive	12/06/2018	USD	33,891	—	(61)

						—	(159)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(a)	—	Value of floating rate index at November 30, 2017 was 1.48%.
(1)	—	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	—	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(3)	—	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	—	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)	—	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total return swap contracts outstanding as of November 30, 2017:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	01/12/2042	USD 73,590	(283)	316	33
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank NA	01/12/2042	USD 71,780	(51)	83	32
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank NA	01/12/2041	USD 93,720	(311)	314	3
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	01/12/2041	USD 109,972	(206)	209	3

							(851)	922	71

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Options contracts)

Written Put Options Contracts as of November 30, 2017:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Foreign Exchange KRW/USD	Goldman Sachs International	36,575	USD	36,575	KRW	1,080.70	03/02/2018	(463)
Foreign Exchange KRW/ USD	Goldman Sachs International	36,575	USD	36,575	KRW	1,085.00	03/02/2018	(540)
Mid-Curve 1-Year Eurodollar	Exchange Traded	5,900	USD	1,475,000	USD	98.13	03/16/2018	(4,093)

Total Written Options Contracts (Premiums Received $1,779)								(5,096)

Summary of total swap contracts outstanding as of November 30, 2017:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	59,279	26,664
OTC Total return swap contracts outstanding	(851)	71

Total OTC swap contracts outstanding	58,428	26,735

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(3,731)	(4,112)
OTC Credit default swap contracts outstanding - sell protection	(14,762)	(5,115)

Total OTC swap contracts outstanding	(18,493)	(9,227)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Options contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CHF	—	Swiss Franc
CMBX	—	Commercial Mortgage-Backed Securities Index
CSMC	—	Credit Suisse Mortgage Trust
DIP	—	Debtor-in-possession
DN	—	Discount Notes
EUR	—	Euro
EURIBOR	—	Euro InterBank Offered Rate
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
INR	—	Indian Rupee
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
NZD	—	New Zealand Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities
Act, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
RUB	—	Russian Ruble
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
TBA	—	To Be Announced
USD	—	United States Dollar
ZAR	—	South African Rand

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2017.
^	—	All or a portion of the security is unsettled as of November 30, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
**	—	Non-deliverable forward.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$7,229	$—	$2		$7,231
Energy	32,390	77	—		32,467
Financials	880	—	4,983		5,863
Information Technology	—	—	3,961		3,961
Materials	—	—	8,167		8,167
Real Estate	24,254	—	6,447		30,701
Telecommunication Services	194	—	—		194
Utilities	5,306	—	—		5,306

Total Common Stocks	70,253	77	23,560		93,890

Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	—	—	1,583		1,583
Financials	4,064	26,122	869		31,055

Total Preferred Stocks	4,064	26,122	2,452		32,638

Convertible Preferred Stock
Consumer Discretionary	—	—	—	(a)	—	(a)
Debt Securities
Asset-Backed Securities	—	456,748	527,513		984,261
Collateralized Mortgage Obligations	—	971,033	51,791		1,022,824
Commercial Mortgage-Backed Securities	—	6,596	54,699		61,295
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	—	21,335	—		21,335
Telecommunication Services	—	6,179	—		6,179

Total Convertible Bonds	—	27,514	—	(a)	27,514

Corporate Bonds
Consumer Discretionary	—	494,226	—	(a)	494,226
Consumer Staples	—	112,270	1,353		113,623
Energy	—	261,025	1,161		262,186
Financials	—	116,834	—		116,834
Health Care	—	278,924	4,333		283,257
Industrials	—	219,297	7,260		226,557
Information Technology	—	224,601	2,706		227,307
Materials	—	212,964	—	(a)	212,964
Real Estate	—	48,564	—		48,564
Telecommunication Services	—	393,492	—		393,492
Utilities	—	33,757	335		34,092

Total Corporate Bonds	—	2,395,954	17,148		2,413,102

Closed End Funds	125,776	—	—		125,776
Municipal Bonds	—	10,058	—		10,058
Private Placements
Commercial Loans	—	—	138,764		138,764
Residential Loans	—	—	74,161		74,161

Total Private Placements	—	—	212,925		212,925

U.S. Government Agency Securities	—	1,124,431	—		1,124,431
Loan Assignments
Consumer Discretionary	—	260,528	—	(a)	260,528
Consumer Staples	—	133,364	—		133,364
Energy	—	114,348	—		114,348
Financials	—	43,026	—		43,026
Health Care	—	92,580	1,164		93,744
Industrials	—	66,424	—		66,424
Information Technology	—	126,448	—		126,448

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Materials	$—	$39,490	$—		$39,490
Real Estate	—	6,520	—		6,520
Telecommunication Services	—	90,168	—		90,168
Utilities	—	57,397	—		57,397

Total Loan Assignments	—	1,030,293	1,164		1,031,457

Options Purchased
Foreign Exchange Currency Option	—	84	—		84
Future Interest Rate Options	295	—	—		295
Rights
Utilities	—	—	971		971
Warrants
Consumer Discretionary	—	—	—	(a)	— (a)
Energy	36	5	—		41
Industrials	—	—	—	(a)	— (a)

Total Warrants	36	5	—	(a)	41

Short-Term Investments
Certificates of Deposit	—	1,414,822	—		1,414,822
Commercial Paper	—	1,506,987	—		1,506,987
Investment Company	1,714,473	—	—		1,714,473
Repurchase Agreements	—	98,000	—		98,000
U.S. Treasury Obligations	—	567,898	—		567,898

Total Short-Term Investments	1,714,473	3,587,707	—		5,302,180

Total Investments in Securities	$1,914,897	$9,636,622	$892,223		$12,443,742

Liabilities
Debt Securities
Corporate Bonds
Consumer Discretionary	—	(8,778)	—		(8,778)
Consumer Staples	—	(10,300)	—		(10,300)
Health Care	—	(4,119)	—		(4,119)
Utilities	—	(6,022)	—		(6,022)

Total Corporate Bonds	—	(29,219)	—		(29,219)

TBA Short Commitment	—	(18,849)	—		(18,849)

Total Liabilities	$—	$(48,068)	$—		$(48,068)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,434	$—		$1,434
Futures Contracts	3,855	—	—		3,855
Swaps	—	14,947	—		14,947

Total Appreciation in Other Financial Instruments	$3,855	$16,381	$—		$20,236

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,949)	$—		$(1,949)
Futures Contracts	(1,326)	—	—		(1,326)
Options Written
Put Options Written	$(5,096)	$—	$—		$(5,096)
Swaps	—	(41,393)	—		(41,393)

Total Depreciation in Other Financial Instruments	$(6,422)	$(43,342)	$—		$(49,764)

(a)	Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between level 1 and level 2 during the period ended November 30, 2017.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities
Asset — Backed Securities	$497,757		$761	$33,326	$4,206	$265,305	$(291,704)	$19,161	$(1,299)	$527,513
Collateralized Mortgage Obligations	38,567		(261)	194	(110)	37,555	(7,773)	—	(16,381)	51,791
Commercial Mortgage — Backed Securities	89,544		2,046	(6,586)	174	2,895	(33,374)	—	—	54,699
Common Stocks — Consumer Discretionary	371		(429)	62	—	—	(2)	—	—	2
Common Stocks — Financials	—		—	1,932	—	3,051	—	—	—	4,983
Common Stocks — Information Technology	4,059		—	(1,381)	—	1,283	—	—	—	3,961
Common Stocks — Materials	6,800		(12)	1,379	—	—	—	—	—	8,167
Common Stocks — Real Estate	—		—	4,861	—	1,586	—	—	—	6,447
Convertible Bond — Consumer Discretionary	184		—	(221)	—	37	—	—	—	—	(a)
Convertible Preferred Stock — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	10,251		(7,946)	8,042	—	—	(3,051)	—	(7,296)	—	(a)
Corporate Bonds — Consumer Staples	—		—	80	52	1,221	—	—	—	1,353
Corporate Bonds — Energy	315		—	(338)	—	—	—	1,184	—	1,161
Corporate Bonds — Health Care	4,198		—	76	—	59	—	—	—	4,333
Corporate Bonds — Industrials	2,666		(9,096)	10,299	46	—	(3,743)	7,088	—	7,260
Corporate Bonds — Information Technology	1,272		(1,442)	926	28	3,205	(1,283)	—	—	2,706
Corporate Bonds — Materials	13,244		(1,166)	(346)	(215)	2,180	(13,697)	—	—	—	(a)
Corporate Bonds — Utilities	215		—	120	—	—	—	—	—	335
Loan Assignments — Consumer Discretionary	1,985		(54)	26	(2)	—	(1,955)	—	—	—	(a)
Loan Assignments — Health Care	—		—	13	16	1,135	—	—	—	1,164
Preferred Stocks — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Energy	—		—	(168)	—	1,751	—	—	—	1,583
Preferred Stocks — Financials	—		—	—	—	869	—	—	—	869
Preferred Stocks — Materials	—		(898)	898	—	—	—	—	—	—
Private Placements — Commercial Loans	245,583		1	(3,961)	42	—	(102,901)	—	—	138,764
Private Placements — Residential Loans	126,881		— (a)	—	—	—	(52,720)	—	—	74,161
Rights — Utilities	1,332		—	(361)	—	—	—	—	—	971
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	— (a)	—	—	—	—	—	—	(a)

Total	$1,045,224		$(18,496)	$48,872	$4,237	$322,132	$(512,203)	$27,433	$(24,976)	$892,223

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2017.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $6,733,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$12,128		Market Comparable Companies	EBITDA Multiple (a)	6.4x - 8.4x (7.58x)

Common Stock	12,128

	1,583		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.00% (15.00%)

	868		Market Comparable Companies	EBITDA Multiple (a)	6.4x (6.4x)
				Discount for potential outcome (b)	30.00% (30.00%)
	—	(c)	Pending Distibution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	2,451

	2,706		Market Comparable Companies	EBITDA Multiple (a)	6.4x (6.4x)
	—	(c)	Pending Distibution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Corporate Bond	2,706

	—	(c)	Pending Distibution Amount	Discount for potential outcome (b)	100.00% (100.00%)
Convertible Bond	—	(c)

	212,925		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.38% - 9.73% (8.43%)

Private Placements	212,925

	527,513		Discounted Cash Flow	Constant Prepayment Rate	1.00% - 100.00% (5.32%)
				Constant Default Rate	0.00% - 8.53% (5.03%)
				Yield (Discount Rate of Cash Flows)	2.13% - 6.55% (3.23%)

Asset-Backed Securities	527,513

	48,602		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	1.80% - 3.78% (3.43%)
	3,188		Pending Distibution Amount	Expected Recovery	100.00% (100.00%)

Collateralized Mortgage Obligations	51,790

	30,548		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.56% - 6.76% (5.41%)

Commercial Mortgage-Backed Securities	30,548

	—	(c)	Discounted Cash Flow	Projected Principal Writedown	100.00% (100.00%)

Loan Assignments	—	(c)

Total	$840,061

#	The table above does not include certain level 3 securities that are valued by brokers and pricing services. At November 30, 2017, the value of these securities was approximately $52,162,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 88.5% (t)
	Alabama — 0.6%
	Utility — 0.6%
500	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.00%, 09/01/2031	599

	Alaska — 0.4%
	Housing — 0.0% (g)
50	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 4.00%, 06/01/2040	50

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.50%, 10/01/2041	357

	Total Alaska	407

	Arizona — 0.6%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.00%, 07/01/2018	306

	Utility — 0.3%
200	City of Mesa, Utility Systems, Rev., AGM, 5.25%, 07/01/2029	254

	Total Arizona	560

	California — 4.3%
	Education — 0.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Series A, Rev., AGM, Zero Coupon, 08/01/2030	134

	General Obligation — 0.5%
160	Pomona Unified School District, Series C, GO, 6.00%, 08/01/2029 (p)	216
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/2028	67
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.50%, 09/01/2034	233

		516

	Hospital — 1.4%
500	California Health Facilities Financing Authority, Children’s Hospital, Series A, Rev., 5.00%, 08/15/2047	561
200	California Municipal Finance Authority, Eisenhower Medical Center, Series B, Rev., 5.00%, 07/01/2047	226
200	California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2029	228
375	Palomar Health, Rev., 5.00%, 11/01/2026	433

		1,448

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
250	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., AMT, 3.13%, 11/03/2025 (z)	255

	Transportation — 1.4%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/2024 (p)	542
785	Harbor Department of Los Angeles, Series A, Rev., AMT, 5.00%, 08/01/2035	895

		1,437

	Utility — 0.6%
250	Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.00%, 07/01/2043	281
250	Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.25%, 07/01/2039	276

		557

	Total California	4,347

	Colorado — 1.9%
	Hospital — 1.1%
1,000	Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Series A, Rev., 5.25%, 05/15/2028	1,119

	Housing — 0.7%
650	Colorado Housing and Finance Authority, Series C, Rev., GNMA/COLL, 4.00%, 05/01/2048	698

	Utility — 0.1%
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.13%, 11/15/2023	130

	Total Colorado	1,947

	Connecticut — 1.3%
	Education — 1.2%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.00%, 11/15/2019	974

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
200	Series A, Rev., 5.25%, 11/15/2024	219

		1,193

	Housing — 0.1%
160	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Subseries A-1, Rev., 4.00%, 11/15/2045	171

	Total Connecticut	1,364

	Delaware — 0.3%
	Housing — 0.3%
	Delaware State Housing Authority, Senior Single Family Mortgage,
295	Series A-1, Rev., AMT, 4.90%, 07/01/2029	309
25	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.63%, 01/01/2023	25

	Total Delaware	334

	District of Columbia — 1.8%
	Transportation — 1.8%
100	Metropolitan Washington Airports Authority, Series C, Rev., AMT, 5.00%, 10/01/2022	111
1,500	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds, Series B, Rev., 5.00%, 07/01/2036	1,771

	Total District of Columbia	1,882

	Florida — 9.1%
	Certificate of Participation/Lease — 1.7%
750	Broward County School Board, Series A, COP, 5.00%, 07/01/2024	876
750	South Florida Water Management District, COP, 5.00%, 10/01/2032	872

		1,748

	Education — 0.6%
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.00%, 09/01/2025	558

	Hospital — 1.9%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, Rev., 5.00%, 12/01/2026	1,135
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.00%, 07/01/2018	204
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.00%, 11/15/2029	604

		1,943

	Housing — 0.2%
45	Florida Housing Finance Corp., Homeowner Mortgage, Series 1, Rev., AMT, 5.00%, 07/01/2041	47
150	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	153

		200

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.00%, 04/01/2024	556
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., 2.10%, 04/11/2019 (z)	502

		1,058

	Prerefunded — 0.1%
70	City of Charlotte, Rev., AGM, 5.25%, 10/01/2021 (p)	79

	Transportation — 2.0%
100	County of Broward, Port Facilities, Series A, Rev., 5.00%, 09/01/2021	105
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.00%, 07/01/2021	164
625	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.00%, 07/01/2037	702
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.00%, 07/01/2027	1,114

		2,085

	Utility — 1.6%
130	City of Charlotte, Rev., AGM, 5.25%, 10/01/2024	146
200	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.00%, 10/01/2030	235
500	JEA Electric System Revenue, Subseries B, Rev., 5.00%, 10/01/2034	552
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, 6.00%, 10/01/2029	666

		1,599

	Total Florida	9,270

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Georgia — 1.7%
	Hospital — 0.5%
430	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Rev., RAN, 5.00%, 02/15/2026	498

	Housing — 0.4%
	Georgia Housing & Finance Authority, Single Family Mortgage,
55	Series B, Rev., 4.00%, 12/01/2029	56
310	Subseries A-1, Rev., 4.00%, 06/01/2044	325

		381

	Other Revenue — 0.3%
240	Downtown Smyrna Development Authority, Rev., 5.25%, 02/01/2028	284

	Transportation — 0.5%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.00%, 01/01/2042	545

	Total Georgia	1,708

	Guam — 1.1%
	Water & Sewer — 1.1%
	Guam Government Waterworks Authority, Water & Wastewater System,
200	Rev., 5.00%, 07/01/2019	209
275	Rev., 5.00%, 07/01/2024	312
525	Rev., 5.00%, 07/01/2025	601

	Total Guam	1,122

	Idaho — 0.4%
	Housing — 0.4%
415	Idaho Housing & Finance Association, Single Family Mortgage, Series A-2, Class I Shares, Rev., AMT, 4.00%, 07/01/2034	438

	Illinois — 3.5%
	General Obligation — 0.8%
125	Des Plaines Valley Public Library District, GO, 5.50%, 01/01/2030	133
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.25%, 12/01/2027	60
625	State of Illinois, Series A, GO, 5.00%, 06/01/2019	647

		840

	Hospital — 0.8%
750	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.00%, 11/15/2028	857

	Housing — 0.7%
	Illinois Housing Development Authority, Homeowner Mortgage,
380	Series C, Rev., 3.50%, 08/01/2046	397
260	Subseries A-2, Rev., AMT, 4.00%, 02/01/2035	269

		666

	Other Revenue — 0.3%
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.13%, 06/01/2019	189
130	Rev., 5.25%, 06/01/2021	144

		333

	Prerefunded — 0.2%
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.25%, 01/01/2021 (p)	165

	Transportation — 0.5%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.25%, 01/01/2025	213
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.00%, 07/01/2024	304

		517

	Water & Sewer — 0.2%
150	City of Chicago, Waterworks, Second Lien, Rev., AMBAC, BHAC-CR, 5.75%, 11/01/2030	179

	Total Illinois	3,557

	Indiana — 4.5%
	Education — 1.1%
1,000	Indiana Finance Authority, Educational Facilities, Valparaiso University, Rev., 5.00%, 10/01/2038	1,146

	Hospital — 1.3%
330	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.00%, 11/15/2034	380
840	St. Joseph County Hospital Authority, Beacon Health System Obligation Group, Rev., 5.00%, 08/15/2036	936

		1,316

	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Mortgage,
30	Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2028	31
55	Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2027	57

		88

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 1.7%
1,500	County of St. Joseph, Economic Development, St. Mary’s College Project, Series A, Rev., 5.00%, 04/01/2027	1,778

	Water & Sewer — 0.3%
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.25%, 10/01/2031	279

	Total Indiana	4,607

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
10	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2028	10

	Kentucky — 0.0% (g)
	Housing — 0.0% (g)
10	Kentucky Housing Corp., Series A, Rev., 5.00%, 01/01/2027	10

	Louisiana — 2.0%
	Hospital — 1.1%
500	Louisiana Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Series A, Rev., 5.00%, 10/01/2044	556
500	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	561

		1,117

	Housing — 0.1%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
15	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.90%, 04/01/2019	15
40	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.75%, 10/01/2029	41
5	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/01/2039	5

		61

	Transportation — 0.4%
250	New Orleans Aviation Board, General Airport, North Terminal Project, Series B, Rev., AMT, 5.00%, 01/01/2048	278
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.50%, 01/01/2019	130

		408

	Water & Sewer — 0.4%
400	City of New Orleans, Sewerage Service, Rev., 5.00%, 06/01/2021	440

	Total Louisiana	2,026

	Maine — 1.2%
	Education — 0.3%
275	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2025	313

	Housing — 0.8%
	Maine State Housing Authority,
305	Series A, Rev., 4.00%, 11/15/2045	323
290	Series A-1, Rev., AMT, 4.50%, 11/15/2028	301
205	Series B, Rev., 4.00%, 11/15/2043	214

		838

	Prerefunded — 0.1%
25	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.00%, 07/01/2023 (p)	29

	Total Maine	1,180

	Maryland — 1.1%
	Housing — 0.5%
500	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series A, Rev., 4.00%, 07/01/2048	537

	Special Tax — 0.5%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.00%, 07/01/2021	440

	Transportation — 0.1%
95	Maryland Economic Development Corp., Series A, Rev., 5.13%, 06/01/2020	99

	Total Maryland	1,076

	Massachusetts — 5.9%
	Education — 1.9%
	Massachusetts Educational Financing Authority, Education Loan,
300	Rev., AMT, 5.00%, 07/01/2023	335
500	Series J, Rev., AMT, 5.00%, 07/01/2018	510
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.25%, 07/01/2033	698

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
350	Massachusetts State College Building Authority, Series B, Rev., XLCA, 5.50%, 05/01/2028	431

		1,974

	Housing — 0.8%
	Massachusetts Housing Finance Agency, Single Family Housing,
170	Series 160, Rev., AMT, 3.75%, 06/01/2034	174
640	Series 169, Rev., 4.00%, 12/01/2044	665

		839

	Other Revenue — 0.1%
95	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.50%, 12/15/2017	95

	Transportation — 1.8%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.50%, 07/01/2028	381
	Massachusetts Port Authority,
500	Series A, Rev., 5.00%, 07/01/2044	574
770	Series A, Rev., AMT, 5.00%, 07/01/2037	843

		1,798

	Water & Sewer — 1.3%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.25%, 08/01/2029	639
100	Series B, Rev., AGM, 5.25%, 08/01/2032	131
500	Series D, Rev., 5.00%, 08/01/2044	572

		1,342

	Total Massachusetts	6,048

	Michigan — 1.7%
	Education — 1.1%
500	Eastern Michigan University, Series A, Rev., 5.00%, 03/01/2036	577
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.00%, 11/01/2022	556

		1,133

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
125	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.00%, 12/01/2020	130

	Transportation — 0.5%
400	Wayne County Airport Authority, Detroit Metropolitan Airport, Series B, Rev., AMT, 5.00%, 12/01/2021	444

	Total Michigan	1,707

	Minnesota — 1.2%
	Housing — 1.2%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
14	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/2040	14
125	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 03/01/2041	127
50	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.25%, 07/01/2028	51
	Minnesota Housing Finance Agency, Residential Housing Finance,
360	Series A, Rev., 4.00%, 07/01/2038	377
295	Series B, Rev., 4.00%, 01/01/2038	309
340	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 01/01/2045	358
15	Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2040	15

	Total Minnesota	1,251

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.25%, 01/01/2030	195
100	Series A, Rev., 5.25%, 01/01/2034	121

	Total Mississippi	316

	Missouri — 1.6%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.25%, 03/01/2031	277

	Housing — 0.8%
535	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 05/01/2041	561
	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program,
130	Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2041	135
85	Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 05/01/2028	88

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing –– continued
80	Series E-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 11/01/2030	82

		866

	Transportation — 0.5%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.25%, 07/01/2025	476

	Total Missouri	1,619

	Montana — 0.3%
	Housing — 0.2%
190	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.00%, 12/01/2038	197

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.00%, 07/01/2020	106

	Total Montana	303

	Nebraska — 1.1%
	General Obligation — 0.7%
	Omaha City Convention Center/Arena Project,
295	GO, 5.25%, 04/01/2025	356
285	GO, 5.25%, 04/01/2027	354

		710

	Utility — 0.4%
360	Central Plains Energy Project, Gas Project No. 3, Rev., 5.00%, 09/01/2027	399

	Total Nebraska	1,109

	Nevada — 1.1%
	Hospital — 1.1%
1,000	City of Carson, Carson Tahoe Regional Healthcare Project, Rev., 5.00%, 09/01/2047 (w)	1,112

	New Hampshire — 0.4%
	Education — 0.3%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.50%, 06/01/2026	245
100	Rev., NATL-RE, 5.50%, 06/01/2027	124

		369

	Housing — 0.1%
60	New Hampshire Housing Finance Authority, Single Family Mortgage, Series A, Rev., 5.25%, 07/01/2028	62
25	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series B, Rev., 5.00%, 07/01/2027	26

		88

	Total New Hampshire	457

	New Jersey — 3.1%
	Education — 1.1%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.00%, 07/01/2018	254
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.00%, 12/01/2019	527
250	Series 1A, Rev., AMT, 5.00%, 12/01/2024	284

		1,065

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc. Project, Series A, Rev., VRDO, 2.13%, 12/01/2017 (z)	500

	Other Revenue — 1.1%
	New Brunswick Parking Authority, City Guaranteed Parking,
385	Rev., 5.00%, 09/01/2027	448
590	Rev., 5.00%, 09/01/2028	686

		1,134

	Transportation — 0.4%
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.25%, 07/01/2024	434

	Total New Jersey	3,133

	New Mexico — 0.9%
	Housing — 0.5%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
50	Series A, Class I Shares, Rev., GNMA/FNMA/FHLMC, 5.00%, 09/01/2030	52
85	Series B, Class I Shares, Rev., GNMA/FNMA/FHLMC, 5.00%, 03/01/2028	91
335	Series B-1, Rev., GNMA/FNMA/FHLMC, 3.75%, 09/01/2048	357
5	Series B-2, Class I Shares, Rev., GNMA/FNMA/FHLMC, 5.65%, 09/01/2039	5

		505

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.25%, 10/01/2026	435

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Total New Mexico	940

	New York — 7.9%
	Education — 0.2%
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.00%, 05/01/2018	253

	Housing — 1.4%
	New York Mortgage Agency, Homeowner Mortgage,
335	Series 191, Rev., AMT, 3.50%, 10/01/2034	345
580	Series 195, Rev., 4.00%, 10/01/2046	621
460	Series 197, Rev., 3.50%, 10/01/2044	483

		1,449

	Other Revenue — 2.5%
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Series BB, Rev., 5.25%, 06/15/2044	282
440	Series EE, Rev., 5.38%, 06/15/2043	487
525	New York Liberty Development Corp., Goldman Sachs Headquarters, Rev., 5.25%, 10/01/2035	667
390	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing, Series 2005, Rev., 5.50%, 10/15/2030 (p)	514
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.00%, 05/15/2021	355
200	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.00%, 06/01/2021	212

		2,517

	Special Tax — 0.6%
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.00%, 03/15/2043	560

	Transportation — 1.7%
1,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.00%, 11/15/2047	1,161
500	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.00%, 10/15/2030	592

		1,753

	Water & Sewer — 1.5%
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series DD, Rev., 5.00%, 06/15/2034	571
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.00%, 06/15/2031	588
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.50%, 04/15/2035 (p)	418

		1,577

	Total New York	8,109

	North Dakota — 0.5%
	Housing — 0.3%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
110	Series A, Rev., 3.75%, 07/01/2042	114
155	Series A, Rev., 4.00%, 07/01/2034	161

		275

	Utility — 0.2%
210	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.88%, 07/01/2026	220

	Total North Dakota	495

	Ohio — 2.3%
	Education — 0.4%
365	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.00%, 06/01/2043	407

	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, GO, NATL-RE, 5.25%, 12/01/2025	225
45	Greene County, Series A, GO, AMBAC, 5.25%, 12/01/2028	56

		281

	Hospital — 0.5%
380	City of Centerville, Graceworks Lutheran Services, Rev., 5.00%, 11/01/2027	408
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.00%, 07/01/2020	100

		508

	Housing — 0.1%
	Ohio Housing Finance Agency, Single Family Mortgage,
65	Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2028	67
50	Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/01/2028	52

		119

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.4%
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.00%, 11/15/2020 (p)	431

	Utility — 0.6%
500	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series A, Rev., 5.00%, 02/15/2032	574
5	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.25%, 02/15/2021	5

		579

	Total Ohio	2,325

	Oklahoma — 1.4%
	Transportation — 0.8%
	Tulsa Airports Improvement Trust,
300	Series A, Rev., AMT, 5.00%, 06/01/2024	342
420	Series A, Rev., AMT, 5.00%, 06/01/2025	476

		818

	Water & Sewer — 0.6%
	Oklahoma City Water Utilities Trust, Water & Sewer System,
285	Rev., 5.00%, 07/01/2030	337
220	Rev., 5.38%, 07/01/2040	247

		584

	Total Oklahoma	1,402

	Oregon — 1.1%
	Education — 0.6%
500	University of Oregon, Series A, Rev., 5.00%, 04/01/2045	569

	General Obligation — 0.2%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.25%, 06/01/2025	202
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, 5.50%, 06/15/2030	26

		228

	Housing — 0.2%
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.00%, 07/01/2020	206
40	Series B, Rev., AMT, 5.00%, 07/01/2030	42

		248

	Prerefunded — 0.1%
105	State of Oregon, University Systems Projects, Series G, GO, 5.25%, 08/02/2021 (p)	118

	Total Oregon	1,163

	Pennsylvania — 1.3%
	Education — 0.2%
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.00%, 03/01/2020	171

	Hospital — 0.3%
320	Berks County Industrial Development Authority, Tower Health Project, Rev., 5.00%, 11/01/2047	359

	Housing — 0.4%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
95	Series 112, Rev., 5.00%, 04/01/2028	99
285	Series 122, Rev., 4.00%, 10/01/2046	305

		404

	Transportation — 0.4%
350	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.00%, 01/01/2026	382

	Total Pennsylvania	1,316

	Rhode Island — 0.9%
	Education — 0.6%
500	Rhode Island Student Loan Authority, Series A, Rev., AMT, 5.00%, 12/01/2023	550
100	Rhode Island Student Loan Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2024	112

		662

	Transportation — 0.3%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.00%, 07/01/2022	279

	Total Rhode Island	941

	South Carolina — 1.5%
	Education — 0.6%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.00%, 12/01/2024	586

	Housing — 0.1%
100	South Carolina State Housing Finance & Development Authority, Series A, Rev., 4.00%, 01/01/2047	107

	Transportation — 0.8%
750	South Carolina State Ports Authority, Rev., AMT, 5.00%, 07/01/2031	850

	Total South Carolina	1,543

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Dakota — 0.6%
	Education — 0.5%
500	South Dakota State Health & Educational Facilities Authority, Sanford Health, Rev., 5.00%, 11/01/2045	557

	Housing — 0.1%
90	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.50%, 05/01/2031	95

	Total South Dakota	652

	Tennessee — 1.2%
	Housing — 0.2%
	Tennessee Housing Development Agency, Homeownership Program,
145	Series 1A, Rev., AMT, 4.50%, 01/01/2038	151
75	Series A, Rev., AMT, 4.50%, 07/01/2031	79

		230

	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.00%, 11/01/2019	127

	Utility — 0.9%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.25%, 09/01/2021	411
375	Series A, Rev., 5.25%, 09/01/2023	432

		843

	Total Tennessee	1,200

	Texas — 7.7%
	Education — 0.8%
170	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.25%, 12/01/2039	193
	University of Texas System,
140	Series B, Rev., 5.25%, 07/01/2028	177
395	Series B, Rev., 5.25%, 07/01/2030	504

		874

	General Obligation — 0.5%
250	Dallas County Utility and Reclamation District, GO, 5.00%, 02/15/2023	284
200	North East Independent School District, GO, PSF-GTD, 5.25%, 02/01/2027	248

		532

	Hospital — 0.3%
250	Irving Hospital Authority, Baylor Scott and White Medical Center, Rev., 5.00%, 10/15/2044	274

	Housing — 0.1%
60	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 07/01/2029	62

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
100	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 4.70%, 05/01/2018	101
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.50%, 08/01/2020	504

		605

	Other Revenue — 1.1%
1,000	Central Texas Regional Mobility Authority, Rev., 5.00%, 01/01/2046	1,107

	Prerefunded — 1.2%
1,000	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project, Rev., 5.00%, 12/01/2019 (p)	1,064
80	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.25%, 08/15/2019 (p)	85
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.00%, 02/15/2020 (p)	109

		1,258

	Transportation — 1.2%
	Dallas Area Rapid Transit, Senior Lien,
130	Rev., AMBAC, 5.25%, 12/01/2029	164
700	Series A, Rev., 5.00%, 12/01/2032	815
200	Texas Transportation Commission, Turnpike System, Second Tier, Series C, Rev., 5.00%, 08/15/2025	230

		1,209

	Water & Sewer — 1.9%
1,250	City of Austin, Water & Wastewater System, Rev., 5.00%, 11/15/2037	1,474
425	City of Dallas, Waterworks & Sewer System, Rev., 5.00%, 10/01/2042	477
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/2027 (p)	23

		1,974

	Total Texas	7,895

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utah — 1.2%
	Other Revenue — 0.6%
	Utah Transit Authority, Sales Tax,
40	Series C, Rev., AGM, 5.25%, 06/15/2025	48
450	Series C, Rev., AGM, 5.25%, 06/15/2032	581

		629

	Water & Sewer — 0.6%
500	Central Utah Water Conservancy District, Series C, Rev., 5.00%, 10/01/2042	555

	Total Utah	1,184

	Vermont — 2.2%
	Education — 0.8%
750	Vermont Student Assistance Corp., Education Loan, Series A, Rev., AMT, 5.00%, 06/15/2024	845

	Housing — 1.4%
	Vermont Housing Finance Agency, Multiple Purpose,
350	Series A, Rev., AMT, 4.00%, 11/01/2047	374
315	Series B, Rev., 4.00%, 11/01/2044	331
515	Series B, Rev., AMT, 3.75%, 11/01/2045	536
125	Series B, Rev., AMT, 4.13%, 11/01/2042	128

		1,369

	Total Vermont	2,214

	Virginia — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., 1.88%, 05/16/2019 (z)	250

	Prerefunded — 0.1%
70	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.00%, 11/01/2021 (p)	79

	Total Virginia	329

	Washington — 2.1%
	Hospital — 1.6%
1,000	Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,153
375	Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2026	432

		1,585

	Housing — 0.5%
70	Washington State Housing Finance Commission, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 04/01/2029	72
475	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., AMT, 3.50%, 06/01/2044	489

		561

	Total Washington	2,146

	West Virginia — 0.6%
	Hospital — 0.6%
500	Monongalia County Building Commission, Rev., 5.00%, 07/01/2023	565

	Wisconsin — 1.9%
	Education — 0.5%
500	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.00%, 07/01/2025	556

	Housing — 1.1%
1,000	Wisconsin Housing & Economic Development Authority, Home Ownership, Series C, Rev., 4.00%, 03/01/2048	1,074

	Prerefunded — 0.3%
35	State of Wisconsin, Annual Appropriation, Series A, Rev., 5.75%, 05/01/2019 (p)	37
240	Wisconsin State Department of Transportation, Series 1, Rev., 5.00%, 07/01/2023 (p)	279

		316

	Total Wisconsin	1,946

	Wyoming — 0.4%
	Hospital — 0.4%
375	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.00%, 05/01/2018	379

	Housing — 0.0% (g)
30	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.00%, 06/01/2032	30

	Total Wyoming	409

	Total Municipal Bonds (Cost $87,809)	90,273

SHARES
Common Stocks — 0.0% (g)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
35	Sabine Oil & Gas Holdings, Inc. (a)	1
33	Southcross Holdco Equity (a) (bb)	17

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Total Common Stocks (Cost $12)	18

PRINCIPAL AMOUNT($)
Loan Assignments — 6.8% (cc)
	Consumer Discretionary — 1.8%
	Diversified Consumer Services — 0.2%
239	Spin Holdco, Inc., Term Loan B, (ICE LIBOR USD 2 Month + 3.75%), 5.15%, 11/14/2022 (aa)	241

	Media — 1.0%
46	Mission Broadcasting, Inc., Term B-2 Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.74%, 01/17/2024 (aa)	46
452	MTL Publishing LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 3.91%, 08/21/2023 (aa)	453
366	Nexstar Broadcasting, Inc., Term B-2 Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.74%, 01/17/2024 (aa)	367
100	Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 12/27/2020 (aa)	100
53	Univision Communications, Inc., 1st Lien Term Loan C-5, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 03/15/2024 (aa)	53

		1,019

	Multiline Retail — 0.4%
491	Neiman Marcus Group, Inc., Other Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.49%, 10/25/2020 (aa)	401

	Textiles, Apparel & Luxury Goods — 0.2%
166	Nine West Holdings, Inc., Initial Loan, (ICE LIBOR USD 3 Month + 3.75%), 5.10%, 10/08/2019 (aa)	139

	Total Consumer Discretionary	1,800

	Consumer Staples — 0.8%
	Food & Staples Retailing — 0.8%
	Albertson’s LLC, 1st Lien Term Loan,
743	(ICE LIBOR USD 3 Month + 3.00%), 4.33%, 12/21/2022 (aa)	721
98	(ICE LIBOR USD 3 Month + 3.00%), 4.46%, 06/22/2023 (aa)	96

	Total Consumer Staples	817

	Energy — 1.1%
	Oil, Gas & Consumable Fuels — 1.1%
16	Alon USA Partners LP, MLP Term Loans, (ICE LIBOR USD 1 Month + 8.00%), 9.35%, 11/26/2018 (aa)	16
1,161	Gulf Finance LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.25%), 6.59%, 08/25/2023 (aa)	1,079

	Total Energy	1,095

	Health Care — 0.4%
	Pharmaceuticals — 0.4%
413	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 10/21/2021 (aa)	330
124	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 4.75%, 04/01/2022 (aa)	126

	Total Health Care	456

	Information Technology — 1.3%
	IT Services — 0.5%
	First Data Corp., 1st Lien Term Loan,
42	(ICE LIBOR USD 1 Month + 2.25%), 3.56%, 07/08/2022 (aa)	42
472	(ICE LIBOR USD 1 Month + 2.25%), 3.56%, 04/26/2024 (aa)	472

		514

	Semiconductors & Semiconductor Equipment — 0.4%
126	Microsemi Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.38%, 01/13/2023 (aa)	127
327	Versum Materials, Inc., Senior Secured Term Loan B, (ICE LIBOR USD 3 Month + 2.50%), 3.33%, 09/29/2023 (aa)	328

		455

	Technology Hardware, Storage & Peripherals — 0.4%
356	Quest Software US Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 6.92%, 10/31/2022 (aa)	360

	Total Information Technology	1,329

	Materials — 0.2%
	Chemicals — 0.2%
217	Gemini HDPE LLC, Advance, (ICE LIBOR USD 3 Month + 3.00%), 4.38%, 08/06/2021 (aa)	217

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
150	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.21%, 06/30/2019 (aa)	150

	Wireless Telecommunication Services — 0.1%
107	Syniverse Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 04/23/2019 (aa)	105

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
		Total Telecommunication Services	255

		Utilities — 1.0%
		Electric Utilities — 1.0%
808		Texas Competitive Electric Holdings Co. LLC, Term Loan, (LIBOR + 2.75%), 4.10%, 08/04/2023 (aa)	811
186		Texas Competitive Electric Holdings Co. LLC, Term Loan C, (ICE LIBOR USD 3 Month + 2.75%), 4.08%, 08/04/2023 (aa)	187

		Total Utilities	998

		Total Loan Assignments (Cost $7,177)	6,967

NUMBER OF WARRANTS
Warrants — 0.0% (g)
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
		Sabine Oil & Gas Holdings, Inc.,
– (h	)	expiring 04/13/2026 (a)	– (h	)
– (h	)	expiring 04/13/2026 (Strike Price $1.00) (a)	1

		Total Warrants (Cost $1)	1

SHARES
Short-Term Investment — 5.4%
		Investment Company — 5.4%
5,497		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $5,497)	5,497

		Total Investments — 100.7% (Cost $100,496)	102,756
		Liabilities in Excess of Other Assets — (0.7)%	(693)

		NET ASSETS — 100.0%	$102,063

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
COLL	—	Collateral
COP	—	Certificate of Participation

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
USD	—	United States Dollar
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.
XLCA	—	Insured by XL Capital Assurance
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Utility	$—	$599	$—	$599
Alaska
Housing	—	50	—	50
Industrial Development Revenue/Pollution Control Revenue	—	357	—	357

Total Alaska	—	407	—	407

Arizona
Education	—	306	—	306
Utility	—	254	—	254

Total Arizona	—	560	—	560

California
Education	—	134	—	134
General Obligation	—	516	—	516
Hospital	—	1,448	—	1,448
Industrial Development Revenue/Pollution Control Revenue	—	255	—	255
Transportation	—	1,437	—	1,437
Utility	—	557	—	557

Total California	—	4,347	—	4,347

Colorado
Hospital	—	1,119	—	1,119
Housing	—	698	—	698
Utility	—	130	—	130

Total Colorado	—	1,947	—	1,947

Connecticut
Education	—	1,193	—	1,193
Housing	—	171	—	171

Total Connecticut	—	1,364	—	1,364

Delaware

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$334	$—	$334
District of Columbia
Transportation	—	1,882	—	1,882
Florida
Certificate of Participation/Lease	—	1,748	—	1,748
Education	—	558	—	558
Hospital	—	1,943	—	1,943
Housing	—	200	—	200
Industrial Development Revenue/Pollution Control Revenue	—	1,058	—	1,058
Prerefunded	—	79	—	79
Transportation	—	2,085	—	2,085
Utility	—	1,599	—	1,599

Total Florida	—	9,270	—	9,270

Georgia
Hospital	—	498	—	498
Housing	—	381	—	381
Other Revenue	—	284	—	284
Transportation	—	545	—	545

Total Georgia	—	1,708	—	1,708

Guam
Water & Sewer	—	1,122	—	1,122
Idaho
Housing	—	438	—	438
Illinois
General Obligation	—	840	—	840
Hospital	—	857	—	857
Housing	—	666	—	666
Other Revenue	—	333	—	333
Prerefunded	—	165	—	165
Transportation	—	517	—	517
Water & Sewer	—	179	—	179

Total Illinois	—	3,557	—	3,557

Indiana
Education	—	1,146	—	1,146
Hospital	—	1,316	—	1,316
Housing	—	88	—	88
Industrial Development Revenue/Pollution Control Revenue	—	1,778	—	1,778
Water & Sewer	—	279	—	279

Total Indiana	—	4,607	—	4,607

Iowa
Housing	—	10	—	10
Kentucky
Housing	—	10	—	10
Louisiana
Hospital	—	1,117	—	1,117
Housing	—	61	—	61
Transportation	—	408	—	408
Water & Sewer	—	440	—	440

Total Louisiana	—	2,026	—	2,026

Maine
Education	—	313	—	313
Housing	—	838	—	838
Prerefunded	—	29	—	29

Total Maine	—	1,180	—	1,180

Maryland
Housing	—	537	—	537

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Special Tax	$—	$440	$—	$440
Transportation	—	99	—	99

Total Maryland	—	1,076	—	1,076

Massachusetts
Education	—	1,974	—	1,974
Housing	—	839	—	839
Other Revenue	—	95	—	95
Transportation	—	1,798	—	1,798
Water & Sewer	—	1,342	—	1,342

Total Massachusetts	—	6,048	—	6,048

Michigan
Education	—	1,133	—	1,133
Industrial Development Revenue/Pollution Control Revenue	—	130	—	130
Transportation	—	444	—	444

Total Michigan	—	1,707	—	1,707

Minnesota
Housing	—	1,251	—	1,251
Mississippi
Other Revenue	—	316	—	316
Missouri
General Obligation	—	277	—	277
Housing	—	866	—	866
Transportation	—	476	—	476

Total Missouri	—	1,619	—	1,619

Montana
Housing	—	197	—	197
Transportation	—	106	—	106

Total Montana	—	303	—	303

Nebraska
General Obligation	—	710	—	710
Utility	—	399	—	399

Total Nebraska	—	1,109	—	1,109

Nevada
Hospital	—	1,112	—	1,112
New Hampshire
Education	—	369	—	369
Housing	—	88	—	88

Total New Hampshire	—	457	—	457

New Jersey
Education	—	1,065	—	1,065
Industrial Development Revenue/Pollution Control Revenue	—	500	—	500
Other Revenue	—	1,134	—	1,134
Transportation	—	434	—	434

Total New Jersey	—	3,133	—	3,133

New Mexico
Housing	—	505	—	505
Other Revenue	—	435	—	435

Total New Mexico	—	940	—	940

New York
Education	—	253	—	253
Housing	—	1,449	—	1,449
Other Revenue	—	2,517	—	2,517
Special Tax	—	560	—	560
Transportation	—	1,753	—	1,753
Water & Sewer	—	1,577	—	1,577

Total New York	—	8,109	—	8,109

North Dakota

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$275	$—	$275
Utility	—	220	—	220

Total North Dakota	—	495	—	495

Ohio
Education	—	407	—	407
General Obligation	—	281	—	281
Hospital	—	508	—	508
Housing	—	119	—	119
Prerefunded	—	431	—	431
Utility	—	579	—	579

Total Ohio	—	2,325	—	2,325

Oklahoma
Transportation	—	818	—	818
Water & Sewer	—	584	—	584

Total Oklahoma	—	1,402	—	1,402

Oregon
Education	—	569	—	569
General Obligation	—	228	—	228
Housing	—	248	—	248
Prerefunded	—	118	—	118

Total Oregon	—	1,163	—	1,163

Pennsylvania
Education	—	171	—	171
Hospital	—	359	—	359
Housing	—	404	—	404
Transportation	—	382	—	382

Total Pennsylvania	—	1,316	—	1,316

Rhode Island
Education	—	662	—	662
Transportation	—	279	—	279

Total Rhode Island	—	941	—	941

South Carolina
Education	—	586	—	586
Housing	—	107	—	107
Transportation	—	850	—	850

Total South Carolina	—	1,543	—	1,543

South Dakota
Education	—	557	—	557
Housing	—	95	—	95

Total South Dakota	—	652	—	652

Tennessee
Housing	—	230	—	230
Other Revenue	—	127	—	127
Utility	—	843	—	843

Total Tennessee	—	1,200	—	1,200

Texas
Education	—	874	—	874
General Obligation	—	532	—	532
Hospital	—	274	—	274
Housing	—	62	—	62
Industrial Development Revenue/Pollution Control Revenue	—	605	—	605
Other Revenue	—	1,107	—	1,107
Prerefunded	—	1,258	—	1,258
Transportation	—	1,209	—	1,209
Water & Sewer	—	1,974	—	1,974

Total Texas	—	7,895	—	7,895

Utah

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$629	$—	$629
Water & Sewer	—	555	—	555

Total Utah	—	1,184	—	1,184

Vermont
Education	—	845	—	845
Housing	—	1,369	—	1,369

Total Vermont	—	2,214	—	2,214

Virginia
Industrial Development Revenue/Pollution Control Revenue	—	250	—	250
Prerefunded	—	79	—	79

Total Virginia	—	329	—	329

Washington
Hospital	—	1,585	—	1,585
Housing	—	561	—	561

Total Washington	—	2,146	—	2,146

West Virginia
Hospital	—	565	—	565
Wisconsin
Education	—	556	—	556
Housing	—	1,074	—	1,074
Prerefunded	—	316	—	316

Total Wisconsin	—	1,946	—	1,946

Wyoming
Hospital	—	379	—	379
Housing	—	30	—	30

Total Wyoming	—	409	—	409

Total Municipal Bonds	—	90,273	—	90,273

Common Stocks
Energy	—	1	17	18
Loan Assignments
Consumer Discretionary	—	1,800	—	1,800
Consumer Staples	—	817	—	817
Energy	—	1,095	—	1,095
Health Care	—	456	—	456
Information Technology	—	1,329	—	1,329
Materials	—	217	—	217
Telecommunication Services	—	255	—	255
Utilities	—	998	—	998

Total Loan Assignments	—	6,967	—	6,967

Warrants
Energy	1	—	—	1
Short-Term Investment
Investment Company	5,497	—	—	5,497

Total Investments in Securities	$5,498	$97,241	$17	$102,756

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between level 1 and level 2 during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Tax Aware High Income Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities
Corporate Bond — Materials	$—	(a)	$(20)	$20		$—		$—	$— (a)	$—	$—	$—
Municipal Bond — New York	500		—	—	(a)	—		—	(500)	—	—	—
Preferred Stock — Materials	—	(b)	(10)	10		—		—	—	—	—	—
Common Stocks — Energy	12		—	5		—		—	—	—	—	17
Common Stocks — Materials	—	(b)	— (a)	—	(a)	—		—	—	—	—	—
Loan Assignment — Consumer Discretionary	50		— (a)	—	(a)	—	(a)	—	(50)	—	—	—

	$562		$(30)	$35		$—		$—	$(550)	$—	$—	$17

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $5,000.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 2.2%
477	ABFC Trust, Series 2006-OPT2, Class A2, 1.47%, 10/25/2036 (z) (bb)	442
585	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, 1.42%, 07/25/2036 (z) (bb)	206
	Carrington Mortgage Loan Trust,
294	Series 2006-FRE2, Class A2, 1.45%, 10/25/2036 (z) (bb)	196
58	Series 2007-RFC1, Class A2, 1.43%, 12/25/2036 (z) (bb)	58
124	Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A3, 1.47%, 08/25/2037 (z) (bb)	120
302	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A1, 1.47%, 10/25/2036 (z) (bb)	271
	CWABS Asset-Backed Certificates Trust,
132	Series 2006-17, Class 2A2, 1.48%, 03/25/2047 (z) (bb)	128
221	Series 2006-18, Class 2A2, 1.49%, 03/25/2037 (z)	217
73	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, 1.60%, 07/25/2036 (z) (bb)	42
143	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 1.43%, 03/25/2047 (z) (bb)	77
	GSAMP Trust,
50	Series 2005-WMC1, Class M1, 2.06%, 09/25/2035 (z) (bb)	49
328	Series 2006-FM1, Class A1, 1.49%, 04/25/2036 (z) (bb)	255
115	Series 2006-FM2, Class A2C, 1.48%, 09/25/2036 (z) (bb)	55
115	Series 2006-FM2, Class A2D, 1.57%, 09/25/2036 (z) (bb)	57
364	Series 2006-HE3, Class A2C, 1.49%, 05/25/2046 (z)	359
533	Series 2007-HE1, Class A2C, 1.48%, 03/25/2047 (z) (bb)	487
	Home Equity Mortgage Loan Asset-Backed Trust,
298	Series 2006-C, Class 2A, 1.46%, 08/25/2036 (z) (bb)	271
76	Series 2006-C, Class 3A3, 1.48%, 08/25/2036 (z) (bb)	73
323	Series 2006-E, Class 2A3, 1.50%, 04/25/2037 (z) (bb)	234
31	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, 1.48%, 08/25/2036 (z) (bb)	31
	MASTR Asset-Backed Securities Trust,
148	Series 2006-HE4, Class A2, 1.44%, 11/25/2036 (z) (bb)	74
189	Series 2006-HE4, Class A3, 1.48%, 11/25/2036 (z) (bb)	95
249	Series 2006-NC3, Class A1, 1.46%, 10/25/2036 (z) (bb)	156
59	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2B, 2.33%, 07/25/2037 (z) (bb)	57
283	New Century Home Equity Loan Trust, Series 2006-2, Class A2B, 1.49%, 08/25/2036 (z) (bb)	260
	NovaStar Mortgage Funding Trust,
191	Series 2006-4, Class A2C, 1.48%, 09/25/2036 (z) (bb)	110
92	Series 2006-4, Class A2D, 1.58%, 09/25/2036 (z) (bb)	53
455	Series 2007-1, Class A1A, 1.46%, 03/25/2037 (z) (bb)	351
120	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, 1.56%, 12/25/2035 (z) (bb)	119
92	RASC Trust, Series 2007-KS3, Class AI3, 1.58%, 04/25/2037 (z) (bb)	90
	Securitized Asset-Backed Receivables LLC Trust,
314	Series 2006-NC3, Class A1, 1.47%, 09/25/2036 (z) (bb)	224
81	Series 2007-NC2, Class A2B, 1.47%, 01/25/2037 (z) (bb)	59
36	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC5, Class A4, 1.50%, 12/25/2036 (z) (bb)	35
100	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M3, 5.35%, 05/25/2047 (e) (z) (bb)	101

	Total Asset-Backed Securities (Cost $5,220)	5,412

SHARES
Closed End Funds — 0.9%
63	BlackRock Corporate High Yield Fund, Inc.	692
29	BlackRock Debt Strategies Fund, Inc.	333
22	Blackstone/GSO Strategic Credit Fund	347
12	Eaton Vance Floating-Rate Income Trust	178
15	Eaton Vance Senior Income Trust	99
17	Invesco Dynamic Credit Opportunities Fund	194
18	Nuveen Credit Strategies Income Fund	145
9	Nuveen Floating Rate Income Opportunity Fund	92

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Closed End Funds — continued
16	Prudential Global Short Duration High Yield Fund, Inc.	225

	Total Closed End Funds (Cost $2,140)	2,305

PRINCIPAL AMOUNT
Collateralized Mortgage Obligations — 1.7%
110	Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, 3.78%, 09/25/2035 (z)	100
56	Alternative Loan Trust, Series 2006-J2, Class A1, 1.83%, 04/25/2036 (z)	35
	Banc of America Funding Trust,
29	Series 2006-D, Class 5A2, 3.61%, 05/20/2036 (z)	27
206	Series 2014-R7, Class 1A1, 1.48%, 05/26/2036 (e) (z)	196
59	Series 2014-R7, Class 2A1, 1.47%, 09/26/2036 (e) (z)	55
181	Series 2015-R4, Class 5A1, 1.39%, 10/25/2036 (e) (z)	172
147	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, 3.22%, 02/25/2036 (z)	138
52	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, 1.68%, 05/25/2037 (z)	39
	Citigroup Mortgage Loan Trust,
102	Series 2014-10, Class 1A1, 1.37%, 11/25/2036 (e) (z)	100
135	Series 2014-10, Class 3A1, 1.44%, 07/25/2036 (e) (z)	127
175	Series 2014-10, Class 4A1, 1.41%, 02/25/2037 (e) (z)	162
92	Series 2014-11, Class 4A1, 1.34%, 07/25/2036 (e) (z)	83
379	Series 2014-12, Class 1A4, 1.36%, 08/25/2036 (e) (z)	353
65	Series 2014-12, Class 2A4, 3.36%, 02/25/2037 (e) (z)	62
175	Series 2014-C, Class A, 3.25%, 02/25/2054 (e) (z)	175
97	COLT Mortgage Loan Trust, Series 2017-2, Class A2A, 2.57%, 10/25/2047 (e) (z)	97
	CSMC,
59	Series 2011-12R, Class 3A1, 2.98%, 07/27/2036 (e) (z)	59
57	Series 2014-10R, Class 4A1, 1.41%, 12/27/2036 (e) (z)	56
51	Series 2014-11R, Class 8A1, 1.58%, 04/27/2037 (e) (z)	51
195	Series 2014-11R, Class 9A1, 1.38%, 10/27/2036 (e) (z)	188
40	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A1, 1.83%, 02/25/2035 (z)	39
	FNMA, Connecticut Avenue Securities,
346	Series 2015-C03, Class 1M2, 6.33%, 07/25/2025 (z)	386
403	Series 2015-C04, Class 1M2, 7.03%, 04/25/2028 (z) (bb)	456
54	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, 1.41%, 04/26/2037 (e) (z)	51
41	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	39
	HarborView Mortgage Loan Trust,
44	Series 2004-9, Class 2A, 3.56%, 12/19/2034 (z)	40
140	Series 2006-9, Class 2A1A, 1.49%, 11/19/2036 (z)	117
148	Impac CMB Trust, Series 2005-1, Class 2A1, 1.84%, 04/25/2035 (z)	145
	LSTAR Securities Investment Ltd., (Cayman Islands),
96	Series 2016-7, Class A1, 3.24%, 12/01/2021 (e) (z)	97
61	Series 2017-2, Class A1, 3.24%, 02/01/2022 (e) (z)	60
61	Series 2017-3, Class A1, 3.24%, 04/01/2022 (e) (z)	61
84	Series 2017-6, Class A, 2.99%, 09/01/2022 (e) (z)	84
100	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, 1.59%, 12/26/2036 (e) (z)	93
22	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, 1.37%, 09/26/2036 (e) (z)	21
432	Residential Asset Securitization Trust, Series 2006-R1, Class A2, 1.73%, 01/25/2046 (z)	208
7	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 3.42%, 09/25/2037 (z)	7
89	Verus Securitization Trust, Series 2017-2A, Class A2, SUB, 2.64%, 07/25/2047 (e)	89
42	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, 1.78%, 09/25/2035 (z)	33

	Total Collateralized Mortgage Obligations (Cost $4,236)	4,301

Commercial Mortgage-Backed Securities — 0.4%
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, 4.75%, 11/15/2031 (e) (z) (bb)	100

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
185	Series 2014-FL2, Class COL2, 5.75%, 11/15/2031 (e) (z) (bb)	184
	Commercial Mortgage Trust,
170	Series 2014-FL5, Class KH1, 4.90%, 08/15/2031 (e) (z) (bb)	111
110	Series 2014-FL5, Class KH2, 5.75%, 08/15/2031 (e) (z) (bb)	16
340	Series 2015-CR23, Class CMD, 3.81%, 05/10/2048 (e) (z) (bb)	334
	Velocity Commercial Capital Loan Trust,
26	Series 2016-1, Class M5, 7.81%, 04/25/2046 (e) (z) (bb)	28
100	Series 2016-2, Class M3, 5.50%, 10/25/2046 (z) (bb)	100

	Total Commercial Mortgage-Backed Securities (Cost $987)	873

Convertible Bonds — 0.2%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
264	Chesapeake Energy Corp., 5.50%, 09/15/2026 (e)	242

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
128	Clearwire Communications LLC, 8.25%, 12/01/2040 (e)	128

	Total Convertible Bonds (Cost $411)	370

Corporate Bonds — 2.3%
	Consumer Discretionary — 0.4%
	Auto Components — 0.0% (g)
7	American Axle & Manufacturing, Inc., 6.63%, 10/15/2022	8
4	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	4
350	Delphi Corp., (United Kingdom), 7.13%, 05/01/2029 (d) (bb)	—
7	Icahn Enterprises LP, 6.00%, 08/01/2020	7

		19

	Diversified Consumer Services — 0.0% (g)
11	Sotheby’s, 5.25%, 10/01/2022 (e)	11

	Hotels, Restaurants & Leisure — 0.0% (g)
4	Interval Acquisition Corp., 5.63%, 04/15/2023	4
15	MGM Resorts International, 6.00%, 03/15/2023	17
7	Sabre GLBL, Inc., 5.25%, 11/15/2023 (e)	7
4	Scientific Games International, Inc., 10.00%, 12/01/2022	4

		32

	Household Durables — 0.0% (g)
7	American Greetings Corp., 7.88%, 02/15/2025 (e)	8
8	Tempur Sealy International, Inc., 5.63%, 10/15/2023	8

		16

	Media — 0.4%
30	Acosta, Inc., 7.75%, 10/01/2022 (e)	22
3	CBS Radio, Inc., 7.25%, 11/01/2024 (e)	3
11	Cinemark USA, Inc., 5.13%, 12/15/2022	11
	Clear Channel Worldwide Holdings, Inc.,
72	Series A, 6.50%, 11/15/2022	73
15	Series B, 6.50%, 11/15/2022	15
64	Series B, 7.63%, 03/15/2020	63
503	CSC Holdings LLC, 10.88%, 10/15/2025 (e)	595
7	DISH DBS Corp., 4.25%, 04/01/2018	7
4	iHeartCommunications, Inc., 9.00%, 12/15/2019	3
52	LIN Television Corp., 5.88%, 11/15/2022	54
3	Midcontinent Communications, 6.88%, 08/15/2023 (e)	3
7	Sirius XM Radio, Inc., 6.00%, 07/15/2024 (e)	8
150	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	151

		1,008

	Specialty Retail — 0.0% (g)
7	Party City Holdings, Inc., 6.13%, 08/15/2023 (e)	7
7	PetSmart, Inc., 7.13%, 03/15/2023 (e)	5

		12

	Total Consumer Discretionary	1,098

	Consumer Staples — 0.2%
	Food Products — 0.1%
21	B&G Foods, Inc., 5.25%, 04/01/2025	21
7	Dean Foods Co., 6.50%, 03/15/2023 (e)	7
	Post Holdings, Inc.,
61	5.00%, 08/15/2026 (e)	61
7	6.00%, 12/15/2022 (e)	7
7	TreeHouse Foods, Inc., 4.88%, 03/15/2022	7

		103

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Products — 0.1%
7	Central Garden & Pet Co., 6.13%, 11/15/2023	8
	HRG Group, Inc.,
46	7.75%, 01/15/2022	48
232	7.88%, 07/15/2019	233

		289

	Personal Products — 0.0% (g)
25	Avon International Operations, Inc., (United Kingdom), 7.88%, 08/15/2022 (e)	25

	Total Consumer Staples	417

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
4	Andeavor Logistics LP, 5.25%, 01/15/2025	4
23	Antero Resources Corp., 5.13%, 12/01/2022	24
11	Carrizo Oil & Gas, Inc., 7.50%, 09/15/2020	11
27	Chesapeake Energy Corp., 8.00%, 12/15/2022 (e)	29
23	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	23
40	Kinder Morgan Finance Co. LLC, 6.00%, 01/15/2018 (e)	40
	Kinder Morgan, Inc.,
40	2.00%, 12/01/2017	40
27	3.05%, 12/01/2019	27
15	MEG Energy Corp., (Canada), 7.00%, 03/31/2024 (e)	14
19	Northern Oil and Gas, Inc., 8.00%, 06/01/2020	13
	Parsley Energy LLC,
10	5.38%, 01/15/2025 (e)	10
20	5.63%, 10/15/2027 (e)	21
95	PBF Logistics LP, 6.88%, 05/15/2023	98
	Sabine Pass Liquefaction LLC,
7	4.20%, 03/15/2028	7
124	5.00%, 03/15/2027	132
7	Sanchez Energy Corp., 6.13%, 01/15/2023	6
60	Williams Cos., Inc. (The), 7.88%, 09/01/2021	70
11	WPX Energy, Inc., 7.50%, 08/01/2020	12

	Total Energy	581

	Financials — 0.2%
	Capital Markets — 0.0% (g)
85	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	88

	Consumer Finance — 0.2%
	Ally Financial, Inc.,
77	3.25%, 11/05/2018	77
130	4.75%, 09/10/2018	132
253	6.25%, 12/01/2017	253

		462

	Diversified Financial Services — 0.0% (g)
7	Tempo Acquisition LLC, 6.75%, 06/01/2025 (e)	7

	Total Financials	557

	Health Care — 0.3%
	Health Care Providers & Services — 0.2%
	Acadia Healthcare Co., Inc.,
9	5.13%, 07/01/2022	9
46	5.63%, 02/15/2023	46
35	Community Health Systems, Inc., 5.13%, 08/01/2021	33
15	HCA, Inc., 5.25%, 04/15/2025	16
8	HealthSouth Corp., 5.75%, 09/15/2025	8
37	LifePoint Health, Inc., 5.50%, 12/01/2021	38
184	Molina Healthcare, Inc., 5.38%, 11/15/2022	192
30	Tenet Healthcare Corp., 8.13%, 04/01/2022	30

		372

	Pharmaceuticals — 0.1%
	Valeant Pharmaceuticals International, Inc.,
10	5.50%, 11/01/2025 (e)	10
91	5.63%, 12/01/2021 (e)	85
5	6.13%, 04/15/2025 (e)	4
3	6.75%, 08/15/2021 (e)	3
141	7.00%, 03/15/2024 (e)	151

		253

	Total Health Care	625

	Industrials — 0.2%
	Aerospace & Defense — 0.0% (g)
7	Huntington Ingalls Industries, Inc., 5.00%, 11/15/2025 (e)	8
7	TransDigm, Inc., 6.00%, 07/15/2022	7

		15

	Airlines — 0.1%
188	Allegiant Travel Co., 5.50%, 07/15/2019	194
72	American Airlines Group, Inc., 5.50%, 10/01/2019 (e)	74

		268

	Commercial Services & Supplies — 0.1%
2	Corporate Risk Holdings LLC, 9.50%, 07/01/2019 (e)	2
61	GFL Environmental, Inc., (Canada), 5.63%, 05/01/2022 (e)	63

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
	Nielsen Finance LLC,
78	4.50%, 10/01/2020	79
8	5.00%, 04/15/2022 (e)	8

		152

	Machinery — 0.0% (g)
5	Novelis Corp., 5.88%, 09/30/2026 (e)	5
6	Terex Corp., 5.63%, 02/01/2025 (e)	6

		11

	Road & Rail — 0.0% (g)
7	Hertz Corp. (The), 6.25%, 10/15/2022	7
3	Park Aerospace Holdings Ltd., (Ireland), 5.25%, 08/15/2022 (e)	3

		10

	Trading Companies & Distributors — 0.0% (g)
15	International Lease Finance Corp., 5.88%, 08/15/2022	17
7	United Rentals North America, Inc., 5.75%, 11/15/2024	7

		24

	Total Industrials	480

	Information Technology — 0.2%
	Internet Software & Services — 0.1%
59	GTT Communications, Inc., 7.88%, 12/31/2024 (e)	62
4	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	4
80	Zayo Group LLC, 5.75%, 01/15/2027 (e)	83

		149

	IT Services — 0.0% (g)
3	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	3
7	WEX, Inc., 4.75%, 02/01/2023 (e)	7

		10

	Software — 0.0% (g)
40	BMC Software Finance, Inc., 8.13%, 07/15/2021 (e)	40
71	Change Healthcare Holdings LLC, 5.75%, 03/01/2025 (e)	72

		112

	Technology Hardware, Storage & Peripherals — 0.1%
177	Western Digital Corp., 7.38%, 04/01/2023 (e)	193

	Total Information Technology	464

	Materials — 0.2%
	Chemicals — 0.0% (g)
5	Chemours Co. (The), 6.63%, 05/15/2023	5

	Containers & Packaging — 0.1%
7	Ball Corp., 5.25%, 07/01/2025	8
95	Flex Acquisition Co., Inc., 6.88%, 01/15/2025 (e)	98
131	Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	133

		239

	Metals & Mining — 0.1%
7	AK Steel Corp., 6.38%, 10/15/2025	7
200	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	220
8	FMG Resources August 2006 Pty. Ltd., (Australia), 9.75%, 03/01/2022 (e)	9
8	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	8

		244

	Total Materials	488

	Real Estate — 0.0% (g)
	Equity Real Estate Investment Trusts (REITs) — 0.0% (g)
36	Iron Mountain, Inc., 5.75%, 08/15/2024	37

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.2%
7	CCO Holdings LLC, 5.13%, 05/01/2023 (e)	7
7	CenturyLink, Inc., Series V, 5.63%, 04/01/2020	7
7	Frontier Communications Corp., 11.00%, 09/15/2025	5
233	GCI, Inc., 6.75%, 06/01/2021	237
	Intelsat Jackson Holdings SA, (Luxembourg),
124	5.50%, 08/01/2023	101
5	7.25%, 10/15/2020	5
21	7.50%, 04/01/2021	20
	Level 3 Financing, Inc.,
90	5.38%, 01/15/2024	90
7	6.13%, 01/15/2021	7
8	Windstream Services LLC, 7.50%, 06/01/2022	6

		485

	Wireless Telecommunication Services — 0.2%
4	Hughes Satellite Systems Corp., 5.25%, 08/01/2026	4
	Sprint Communications, Inc.,
75	9.00%, 11/15/2018 (e)	79
182	11.50%, 11/15/2021	221

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
175	Sprint Corp., 7.25%, 09/15/2021	187
11	T-Mobile USA, Inc., 6.50%, 01/15/2026	12

		503

	Total Telecommunication Services	988

	Utilities — 0.0% (g)
	Water Utilities — 0.0% (g)
77	Core & Main LP, 6.13%, 08/15/2025 (e)	79

	Total Corporate Bonds (Cost $5,732)	5,814

Municipal Bonds — 90.3% (t)
	Alabama — 0.1%
	Other Revenue — 0.1%
160	Uab Medicine Finance Authority, Series B-2, Rev., 3.50%, 09/01/2035	155

	Prerefunded — 0.0% (g)
65	City of Gulf Shores, Series A, GO, AGC, 4.50%, 12/15/2017 (p)	65

	Total Alabama	220

	Alaska — 1.2%
	General Obligation — 0.2%
250	Borough of North Slope, Series A, GO, 5.50%, 06/30/2018	256
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.00%, 04/01/2019	104

		360

	Housing — 0.9%
	Alaska Housing Finance Corp., General Mortgage,
940	Series A, Rev., 3.50%, 06/01/2046	981
65	Series A, Rev., 4.00%, 06/01/2040	66
1,250	Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, BAN, 0.94%, 12/07/2017 (z)	1,250
25	Alaska Housing Finance Corp., State Capital Project, Series A, Rev., NATL-RE, 4.00%, 12/01/2017	25

		2,322

	Transportation — 0.1%
200	City of Valdez, Exxon Pipeline Company Project, Series C, Rev., VRDO, 0.87%, 12/01/2017 (z)	200

	Total Alaska	2,882

	Arizona — 0.9%
	Education — 0.6%
50	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.00%, 07/01/2018	51
1,400	Arizona State University, Series A, Rev., VRDO, 0.91%, 12/07/2017 (z)	1,400

		1,451

	Hospital — 0.1%
250	Phoenix Industrial Development Authority, Mayo Clinic, Health Care Facilities, Series A, Rev., VRDO, 0.84%, 12/01/2017 (z)	250

	Prerefunded — 0.0% (g)
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.00%, 01/01/2019 (p)	114

	Transportation — 0.2%
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.00%, 07/01/2019	505

	Total Arizona	2,320

	California — 6.4%
	Certificate of Participation/Lease — 0.1%
100	City of Palm Springs, Subseries B, COP, Zero Coupon, 04/15/2021 (p)	94
125	Irvine Ranch Water District, COP, 5.00%, 03/01/2019	131

		225

	Education — 0.4%
1,000	University of California, Series K, Rev., 4.00%, 05/15/2046	1,052

	General Obligation — 1.3%
620	Campbell Union High School District, GO, 3.00%, 08/01/2030	635
1,000	Mount San Antonio Community College District, GO, BAN, Zero Coupon, 04/01/2022	925
1,030	Pittsburg Unified School District, GO, 4.00%, 08/01/2033	1,126
600	State of California, Series A, Subseries A-2-1, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.92%, 12/07/2017 (z)	600

		3,286

	Hospital — 1.3%
2,500	California Health Facilities Financing Authority, Sutter Health, Series B, Rev., 5.00%, 11/15/2046	2,879
375	Palomar Health, Rev., 4.00%, 11/01/2018	382

		3,261

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 1.3%
3,300	California Infrastructure & Economic Development Bank, Pacific and Gas Electric Co., Series A, Rev., VRDO, LOC: Union Bank NA, 0.87%, 12/01/2017 (z)	3,300

	Other Revenue — 1.5%
2,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series B-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.28%, 9.00% Cap), 1.25%, 12/07/2017 (aa)	1,997
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C-3, Rev., VRDO, 0.89%, 12/07/2017 (z)	1,000
525	State of California, Department of Veterans Affairs, Series B, Rev., 3.50%, 12/01/2045	552

		3,549

	Prerefunded — 0.1%
150	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.25%, 04/01/2019 (p)	157

	Utility — 0.4%
200	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 0.88%, 12/07/2017 (z)	200
625	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.00%, 05/01/2031	738

		938

	Total California	15,768

	Colorado — 1.6%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.00%, 09/15/2020	320

	Hospital — 0.4%
1,000	University of Colorado Hospital Authority, Series C-1, Rev., 4.00%, 03/01/2020 (z)	1,037

	Housing — 0.6%
1,350	Colorado Housing and Finance Authority, Series C, Rev., GNMA/COLL, 4.00%, 05/01/2048	1,450

	Water & Sewer — 0.5%
1,000	City of Aurora, Rev., 5.00%, 08/01/2029	1,204

	Total Colorado	4,011

	Connecticut — 2.2%
	Education — 0.7%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.00%, 11/15/2018	962
175	Series A, Rev., AMT, 4.00%, 11/15/2018	178
175	Series A, Rev., AMT, 5.00%, 11/15/2019	184
300	Series A, Rev., AMT, 5.00%, 11/15/2020	322

		1,646

	General Obligation — 0.0% (g)
80	Town of Cheshire, GO, 4.00%, 08/01/2019	83

	Housing — 1.5%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
1,295	Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	1,391
165	Subseries A-1, Rev., 4.00%, 11/15/2045	177
490	Subseries A-1, Rev., 4.00%, 11/15/2047	524
615	Subseries B-2, Rev., 4.00%, 11/15/2032	643
925	Subseries E-1, Rev., 3.50%, 11/15/2046	963

		3,698

	Total Connecticut	5,427

	Delaware — 2.1%
	Education — 1.3%
3,100	University of Delaware, Series C, Rev., VRDO, 0.85%, 12/01/2017 (z)	3,100

	General Obligation — 0.0% (g)
100	State of Delaware, Series B, GO, 5.00%, 07/01/2018	102

	Hospital — 0.5%
1,300	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A, Rev., 4.00%, 07/01/2043	1,349

	Housing — 0.3%
600	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, 4.90%, 07/01/2029	628

	Total Delaware	5,179

	District of Columbia — 1.2%
	General Obligation — 0.7%
1,500	District of Columbia, Series A, GO, 5.00%, 06/01/2037	1,770

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — 0.2%
240	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE, 5.00%, 02/01/2019	240
200	District of Columbia, Income Tax, Series A, Rev., 5.00%, 12/01/2029	216

		456

	Transportation — 0.3%
	Metropolitan Washington Airports Authority,
150	Series C, Rev., 5.00%, 10/01/2019	159
600	Series D, Subseries D-2, Rev., VRDO, LOC: TD Bank NA, 0.86%, 12/01/2017 (z)	600

		759

	Total District of Columbia	2,985

	Florida — 2.5%
	Education — 0.5%
1,150	County of Broward, Educational Facilities Authority, Nova Southeastern University Project, Series A, Rev., VRDO, LOC: Bank of America NA, 0.87%, 12/01/2017 (z)	1,150
125	Florida State Board of Governors, Series A, Rev., 5.00%, 07/01/2018	127

		1,277

	General Obligation — 0.1%
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.00%, 06/01/2019	154

	Hospital — 0.7%
1,700	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., VRDO, 2.00%, 12/07/2017 (z)	1,700

	Housing — 0.4%
	Florida Housing Finance Corp., Homeowner Mortgage,
30	Series 1, Rev., AMT, 5.00%, 07/01/2041	31
190	Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2029	195
645	Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2035	671
165	Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2030	171

		1,068

	Prerefunded — 0.0% (g)
55	County of Miami-Dade, Miami International Airport, Series A, Rev., AMT, AGC, 5.25%, 10/01/2018 (p)	57

	Utility — 0.6%
1,000	Florida Municipal Power Agency, St. Lucie Project, Series 2002-1, Rev., AMBAC, 1.70%, 10/01/2021 (z)	956
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.00%, 10/01/2020	541

		1,497

	Water & Sewer — 0.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.00%, 10/01/2023	558

	Total Florida	6,311

	Georgia — 1.2%
	Education — 0.3%
700	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.96%, 12/07/2017 (z)	700

	General Obligation — 0.3%
50	Henry County School District, GO, 5.00%, 12/01/2017	50
	State of Georgia,
150	Series C, GO, 4.00%, 09/01/2022	165
150	Series G, GO, 5.00%, 12/01/2017	150
360	Series I, GO, 5.00%, 11/01/2021	404

		769

	Housing — 0.6%
	Georgia Housing & Finance Authority, Single Family Mortgage,
25	Rev., 5.00%, 06/01/2029	26
750	Series A, Rev., 4.00%, 12/01/2047	803
230	Series B, Rev., 4.00%, 12/01/2029	236
315	Subseries A-1, Rev., 4.00%, 06/01/2044	330

		1,395

	Prerefunded — 0.0% (g)
100	State of Georgia, Series G, GO, 5.00%, 12/01/2017 (p)	100

	Total Georgia	2,964

	Illinois — 4.4%
	Education — 1.4%
1,000	Illinois Finance Authority, Depaul University, Series A, Rev., 4.00%, 10/01/2032	1,051

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Education — continued
1,430	Illinois Finance Authority, University of Chicago Medical Center, Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.97%, 12/07/2017 (z)	1,430
1,020	Village of Romeoville, Lewis University, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.86%, 12/01/2017 (z)	1,020

		3,501

	General Obligation — 0.1%
235	City of Chicago, Series 2006A, GO, AGM, 4.75%, 01/01/2030	235

	Hospital — 1.2%
	Illinois Finance Authority, Northwestern Memorial Hospital,
200	Series A-2, Rev., VRDO, 0.97%, 12/07/2017 (z)	200
1,045	Series A-4, Rev., VRDO, 0.97%, 12/07/2017 (z)	1,045
	Illinois Finance Authority, The University of Chicago,
680	Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.86%, 12/01/2017 (z)	680
1,100	Series D-1, Rev., VRDO, LOC: PNC Bank NA, 0.88%, 12/01/2017 (z)	1,100

		3,025

	Housing — 1.1%
	Illinois Housing Development Authority, Homeowner Mortgage,
1,175	Series C, Rev., 3.50%, 08/01/2046	1,226
1,275	Subseries A-2, Rev., AMT, 4.00%, 02/01/2035	1,321

		2,547

	Other Revenue — 0.6%
500	City of Chicago, Motor Fuel Tax, Rev., 5.00%, 01/01/2018	501
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, Rev., 5.00%, 06/01/2019	520
	Railsplitter Tobacco Settlement Authority,
250	Rev., 5.00%, 06/01/2018	254
200	Rev., 5.25%, 06/01/2021	222

		1,497

	Prerefunded — 0.0% (g)
115	Saint Clair County High School District, Series A, GO, AMBAC, 5.75%, 12/01/2017 (p)	115

	Total Illinois	10,920

	Indiana — 4.8%
	Education — 0.1%
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, 5.00%, 01/15/2020	104

	Hospital — 0.4%
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.00%, 07/01/2018	339
625	Indiana Finance Authority, Parkview Health System Obligated Group, Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.92%, 12/07/2017 (z)	625

		964

	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Mortgage,
125	Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2028	129
170	Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/01/2027	177

		306

	Industrial Development Revenue/Pollution Control Revenue — 3.0%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, Rev., 1.75%, 06/01/2018 (z)	1,860
	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project,
2,500	Rev., 1.85%, 10/01/2019 (z)	2,502
3,000	Rev., AMT, BAN, TRAN, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.75%, 15.00% Cap), 1.72%, 12/07/2017 (aa)	2,975

		7,337

	Other Revenue — 0.9%
1,300	Indiana Finance Authority, Community Foundation of Northwest, Rev., 5.00%, 09/01/2031	1,489
700	Indiana Finance Authority, Duke Energy Indiana, Inc. Project, Series A-5, Class A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.86%, 12/01/2017 (z)	700
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.00%, 01/01/2021	107

		2,296

	Prerefunded — 0.3%
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.00%, 02/01/2020 (p)	801

	Total Indiana	11,808

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Iowa — 0.6%
	Housing — 0.6%
	Iowa Finance Authority Single Family Mortgage-Backed Securities Program,
70	Series 1, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2029	71
155	Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2028	159
580	Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2046	617
700	Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 07/01/2046	732

	Total Iowa	1,579

	Kansas — 0.4%
	Hospital — 0.2%
435	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank NA, 0.87%, 12/01/2017 (z)	435

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
440	Kansas State Development Finance Authority, Water Pollution Control, Series CW, Rev., 5.00%, 11/01/2018 (p)	454

	Total Kansas	889

	Kentucky — 1.3%
	Education — 0.2%
460	Kentucky Higher Education Student Loan Corp., Series A, Rev., AMT, 5.00%, 06/01/2019	477

	Housing — 0.0% (g)
75	Kentucky Housing Corp., Series A, Rev., 5.00%, 01/01/2028	78

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
250	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., 1.05%, 09/01/2019 (z)	246
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., 2.20%, 08/01/2019 (z)	2,512

		2,758

	Total Kentucky	3,313

	Louisiana — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
650	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.85%, 12/01/2017 (z)	650
300	St. Charles Parish, Pollution Control, Shell Oil Co. Project, Series B, Rev., VRDO, 0.87%, 12/01/2017 (z)	300

		950

	Other Revenue — 0.0% (g)
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.00%, 05/01/2020	108

	Water & Sewer — 0.2%
500	City of New Orleans, Sewerage Service, Rev., 5.00%, 06/01/2018	508

	Total Louisiana	1,566

	Maine — 0.5%
	Housing — 0.4%
	Maine State Housing Authority,
575	Series A, Rev., 4.00%, 11/15/2045	609
415	Series B, Rev., 4.00%, 11/15/2043	433

		1,042

	Other Revenue — 0.1%
100	Maine Municipal Bond Bank, Series E, Rev., 4.00%, 11/01/2021	108

	Total Maine	1,150

	Maryland — 0.8%
	Housing — 0.6%
	Montgomery County Housing Opportunities Commission, Single Family Mortgage,
400	Series A, Rev., 4.00%, 01/01/2031	418
1,000	Series A, Rev., 4.00%, 07/01/2048	1,073

		1,491

	Prerefunded — 0.0% (g)
30	County of Cecil, Consolidated Public Improvement, GO, AGM, 4.13%, 12/01/2017 (p)	30

	Transportation — 0.2%
540	Maryland Transportation Authority, Rev., GRAN, 5.25%, 03/01/2019	565

	Total Maryland	2,086

	Massachusetts — 3.2%
	Education — 1.3%
	Massachusetts Educational Financing Authority, Education Loan,
500	Series A, Rev., AMT, 4.00%, 07/01/2021	529
750	Series J, Rev., AMT, 4.75%, 07/01/2019	783

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Education — continued
500	Series J, Rev., AMT, 5.00%, 07/01/2018	510
1,430	University of Massachusetts Building Authority, Series 1, Rev., VRDO, 0.92%, 12/07/2017 (z)	1,430

		3,252

	Hospital — 0.1%
150	Massachusetts Development Finance Agency, Partners Healthcare System Issue, Series K-1, Rev., VRDO, 0.95%, 12/07/2017 (z)	150

	Housing — 1.3%
	Massachusetts Housing Finance Agency, Single Family Housing,
575	Series 167, Rev., 4.00%, 12/01/2043	597
1,290	Series 169, Rev., 4.00%, 12/01/2044	1,340
730	Series 177, Rev., AMT, 4.00%, 06/01/2039	768
445	Series 183, Rev., 3.50%, 12/01/2046	466

		3,171

	Prerefunded — 0.2%
265	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.00%, 08/01/2018 (p)	271
300	Commonwealth of Massachusetts, Consolidated Loan of 2009, Series C, GO, 5.00%, 07/01/2019 (p)	316

		587

	Transportation — 0.3%
800	Massachusetts Bay Transportation Authority, General Transportation System, Series A-1, Rev., VRDO, 0.94%, 12/07/2017 (z)	800

	Total Massachusetts	7,960

	Michigan — 4.2%
	Education — 0.5%
1,200	University of Michigan, Series B, Rev., VRDO, 0.82%, 12/01/2017 (z)	1,200

	General Obligation — 0.9%
	Healthsource Saginaw, Inc., County of Saginaw,
575	GO, 4.00%, 05/01/2018	581
650	GO, 5.00%, 05/01/2019	681
930	GO, 5.00%, 05/01/2020	1,001

		2,263

	Hospital — 0.8%
2,100	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, 0.93%, 12/07/2017 (z)	2,100

	Housing — 1.3%
70	Michigan State Housing Development Authority, Single Family Homeownership, Series A, Rev., 5.00%, 12/01/2027	71
	Michigan State Housing Development Authority, Single-Family Mortgage,
1,680	Series A, Rev., 4.00%, 06/01/2046	1,786
1,175	Series B, Rev., 3.50%, 06/01/2047	1,226

		3,083

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
510	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., 1.45%, 09/01/2021 (z)	494

	Other Revenue — 0.4%
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.00%, 11/15/2020	1,006

	Prerefunded — 0.1%
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.00%, 10/01/2019 (p)	212

	Total Michigan	10,358

	Minnesota — 4.2%
	Education — 0.4%
1,100	Minnesota Higher Educational Facilities Authority, The College of Saint Catherine, Series 5-N2, Rev., VRDO, LOC: U.S. Bank NA, 0.96%, 12/07/2017 (z)	1,100

	General Obligation — 0.1%
100	State of Minnesota, Trunk Highway, Series B, GO, 5.00%, 10/01/2018	103

	Hospital — 0.6%
1,500	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.90%, 12/07/2017 (z)	1,500

	Housing — 2.5%
165	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 06/01/2035	172

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
120	Series A, Rev., GNMA/COLL, 4.50%, 12/01/2026	123
41	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/2040	42
125	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 03/01/2041	127
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
65	Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 01/01/2031	67
60	Series D, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2034	62
150	Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2035	153
	Minnesota Housing Finance Agency, Residential Housing Finance,
390	Series A, Rev., 4.00%, 07/01/2038	408
565	Series B, Rev., 4.00%, 01/01/2038	592
495	Series B, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 07/01/2047	529
1,005	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 01/01/2045	1,057
215	Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 07/01/2040	220
2,700	St. Paul, Minnesota Housing & Redevelopment Authority Health Care, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.96%, 12/07/2017 (z)	2,700

		6,252

	Prerefunded — 0.2%
125	City of Anoka, Senior Housing Facility, The Homestead at Anoka, Inc. Project, Series B, Rev., 6.38%, 11/01/2019 (p)	137
275	University of Minnesota, Series A, Rev., 5.25%, 12/01/2020 (p)	303

		440

	Utility — 0.4%
905	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.95%, 12/07/2017 (z)	905

	Total Minnesota	10,300

	Mississippi — 0.4%
	General Obligation — 0.1%
150	State of Mississippi, Series A, GO, 5.25%, 11/01/2021	170

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
250	Series A, Rev., VRDO, 0.86%, 12/01/2017 (z)	250
400	Series G, Rev., VRDO, 0.87%, 12/01/2017 (z)	400
100	Series J, Rev., VRDO, 0.86%, 12/01/2017 (z)	100

		750

	Total Mississippi	920

	Missouri — 2.2%
	Education — 0.5%
1,000	Missouri State Health & Educational Facilities Authority, Series B, Rev., VRDO, LIQ: BJC Health System, 0.99%, 12/07/2017 (z)	1,000
300	Missouri State Health & Educational Facilities Authority, Educational Facilities, Series C, Rev., VRDO, 0.86%, 12/01/2017 (z)	300

		1,300

	Hospital — 0.2%
200	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.93%, 12/07/2017 (z)	200
200	St. Joseph IDA, Health Facilities, Heartland Regional Medical Center, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.88%, 12/01/2017 (z)	200

		400

	Housing — 0.8%
	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program,
540	Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 05/01/2041	566
770	Series B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2045	815

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program,
515	Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2041	537
25	Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 05/01/2028	26
80	Series E-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 11/01/2030	82

		2,026

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
50	Kansas City, Missouri Industrial Development Authority, Downtown Redevelopment District, Rev., 5.00%, 09/01/2018 (p)	51
35	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.00%, 07/01/2025	39

		90

	Other Revenue — 0.6%
1,500	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.90%, 12/01/2017 (z)	1,500

	Prerefunded — 0.1%
190	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.00%, 01/01/2021 (p)	208

	Total Missouri	5,524

	Montana — 0.2%
	Housing — 0.2%
	Montana Board of Housing, Single Family Homeownership,
190	Series A-2, Rev., AMT, 4.00%, 12/01/2038	197
340	Series B2, Rev., AMT, 5.00%, 12/01/2027	354

	Total Montana	551

	Nevada — 0.1%
	Prerefunded — 0.1%
100	Clark County School District, Series A, GO, 5.00%, 06/15/2018 (p)	102
25	State of Nevada, Capital Improvement & Cultural Affairs, Series B, GO, NATL-RE, 5.00%, 12/01/2017 (p)	25

	Total Nevada	127

	New Hampshire — 0.5%
	Housing — 0.1%
	New Hampshire Housing Finance Authority, Single Family Mortgage,
75	Series A, Rev., 5.25%, 07/01/2028	78
190	Series C, Rev., 4.00%, 01/01/2028	195

		273

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., 2.13%, 06/01/2018 (z)	1,002

	Total New Hampshire	1,275

	New Jersey — 2.0%
	Education — 0.7%
120	New Jersey Economic Development Authority, School Facilities Construction, Rev., 5.00%, 12/15/2017 (p)	120
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.00%, 12/01/2017	500
1,000	Series 1-B, Rev., AMT, 5.00%, 12/01/2021	1,095

		1,715

	General Obligation — 0.1%
205	Township of Montville, GO, 4.00%, 08/15/2020	218

	Hospital — 0.5%
1,000	New Jersey Health Care Facilities Financing Authority, University Hospital Issue, Series A, Rev., AGM, 5.00%, 07/01/2022	1,128

	Other Revenue — 0.0% (g)
100	Monmouth County Improvement Authority, Rev., 5.00%, 01/15/2020	107

	Prerefunded — 0.1%
100	Borough of Madison, General Improvement, GO, 5.00%, 10/15/2018 (p)	103
140	New Jersey Economic Development Authority, School Facilities Construction, Series Y, Rev., 4.75%, 09/01/2018 (p)	143

		246

	Transportation — 0.6%
1,500	New Jersey Transit Corp., Series A, Rev., GAN, 5.00%, 09/15/2018	1,533

	Total New Jersey	4,947

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	New Mexico — 0.5%
	Housing — 0.4%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
305	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 03/01/2043	314
55	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 09/01/2030	57
665	Series B-1, Rev., GNMA/FNMA/FHLMC, 3.75%, 09/01/2048	709

		1,080

	Transportation — 0.1%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.00%, 06/15/2024	108
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.00%, 12/15/2019	107

		215

	Total New Mexico	1,295

	New York — 9.2%
	Education — 0.6%
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.00%, 05/01/2018	152
1,400	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.92%, 12/07/2017 (z)	1,400

		1,552

	General Obligation — 0.8%
500	City of New York, Fiscal Year 2006, Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.88%, 12/01/2017 (z)	500
250	City of New York, Fiscal Year 2012, Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.89%, 12/01/2017 (z)	250
100	Village of Fishkill, Series A, GO, BAN, 2.50%, 01/26/2018	100
	Village of Freeport, Nassau County, Public Improvement,
800	Series A, GO, 4.00%, 05/01/2024	884
240	Series A, GO, 4.00%, 05/01/2025	267

		2,001

	Housing — 2.2%
	New York Mortgage Agency, Homeowner Mortgage,
1,350	Series 191, Rev., AMT, 3.50%, 10/01/2034	1,390
585	Series 195, Rev., 4.00%, 10/01/2046	626
465	Series 197, Rev., 3.50%, 10/01/2044	489
2,550	New York State Housing Finance Agency, 42nd and 10th Housing, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.91%, 12/07/2017 (z)	2,550
400	New York State Housing Finance Agency, Housing, 160 Madison Avenue, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.92%, 12/01/2017 (z)	400

		5,455

	Other Revenue — 2.1%
	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center,
625	Series A, Rev., 5.00%, 07/15/2026	729
560	Series A, Rev., 5.00%, 07/15/2028	650
1,750	Hudson Yards Infrastructure Corp., Series A, Rev., 5.00%, 02/15/2042	2,023
170	New York City Transitional Finance Authority, Series C, Rev., 5.00%, 11/01/2021	186
900	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries D-4, Rev., VRDO, 0.90%, 12/01/2017 (z)	900
150	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.89%, 12/01/2017 (z)	150
100	New York State Dormitory Authority, Unrefunded Balance, Series A, Rev., 4.00%, 02/15/2019	103
500	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.00%, 06/01/2020	523

		5,264

	Prerefunded — 0.4%
50	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.75%, 06/15/2018 (p)	51
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.00%, 06/15/2018 (p)	713
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.00%, 05/15/2018 (p)	107

		871

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Transportation — 1.8%
885	Metropolitan Transportation Authority, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.91%, 12/01/2017 (z)	885
165	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.00%, 11/15/2046	174
400	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.87%, 12/01/2017 (z)	400
2,500	Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Series C-2, Rev., 5.00%, 11/15/2042	2,948

		4,407

	Water & Sewer — 1.3%
95	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 4.50%, 06/15/2032	109
200	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Subseries B-2, Rev., VRDO, 0.89%, 12/01/2017 (z)	200
600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA-4, Rev., VRDO, 0.88%, 12/01/2017 (z)	600
340	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VRDO, 0.87%, 12/01/2017 (z)	340
1,750	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution, Series A, Rev., 5.00%, 06/15/2037	2,078

		3,327

	Total New York	22,877

	North Carolina — 4.7%
	Certificate of Participation/Lease — 1.2%
915	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.95%, 12/07/2017 (z)	915
1,300	City of Charlotte, Central Yard Project, Series A, COP, VRDO, 0.99%, 12/07/2017 (z)	1,300
675	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 0.93%, 12/07/2017 (z)	675

		2,890

	Education — 0.5%
1,350	North Carolina Capital Facilities Finance Agency, Student University Foundation, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.96%, 12/07/2017 (z)	1,350

	General Obligation — 0.2%
175	Mecklenburg County, Series C, GO, 5.00%, 12/01/2018	181
200	New Hanover County, GO, 5.00%, 12/01/2020	220

		401

	Hospital — 1.3%
250	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.95%, 12/07/2017 (z)	250
350	North Carolina Medical Care Commission, Moses Cone Health System, Series B, Rev., VRDO, 0.85%, 12/01/2017 (z)	350
1,000	North Carolina Medical Care Commission, Wakemed, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.95%, 12/07/2017 (z)	1,000
	University of North Carolina, University Hospital at Chapel Hill,
300	Series A, Rev., VRDO, 0.86%, 12/01/2017 (z)	300
1,360	Series B, Rev., VRDO, 0.86%, 12/01/2017 (z)	1,360

		3,260

	Housing — 0.7%
	North Carolina Housing Finance Agency, Homeownership,
175	Series 1, Rev., 4.50%, 07/01/2028	180
90	Series 2, Rev., 4.25%, 01/01/2028	92
1,000	Series 38-B, Rev., 4.00%, 07/01/2047	1,076
470	Series A, Rev., AMT, 3.50%, 07/01/2039	489

		1,837

	Utility — 0.0% (g)
100	North Carolina Eastern Municipal Power Agency, Power System, Series A, Rev., 6.50%, 01/01/2018 (p)	100

	Water & Sewer — 0.8%
1,455	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.96%, 12/07/2017 (z)	1,455

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Water & Sewer — continued
465	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.94%, 12/07/2017 (z)	465

		1,920

	Total North Carolina	11,758

	North Dakota — 0.8%
	Housing — 0.8%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
360	Series A, Rev., 3.75%, 07/01/2042	371
480	Series A, Rev., 4.00%, 07/01/2034	499
240	Series B, Rev., 4.50%, 01/01/2028	248
55	Series B, Rev., 5.00%, 07/01/2028	56
585	Series D, Rev., 3.50%, 07/01/2046	614
170	Series D, Rev., 4.25%, 07/01/2028	174

	Total North Dakota	1,962

	Ohio — 1.4%
	Education — 0.1%
200	University of Cincinnati, Series A, Rev., 5.00%, 06/01/2018	204

	General Obligation — 0.1%
55	Dublin City School District, School Facilities Construction & Improvement, GO, 4.00%, 12/01/2017	55
110	State of Ohio, Higher Education, Series B, GO, 5.00%, 08/01/2023	125

		180

	Hospital — 0.3%
750	County of Allen, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank NA, 0.94%, 12/01/2017 (z)	750

	Housing — 0.2%
	Ohio Housing Finance Agency, Single Family Mortgage,
60	Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/01/2028	62
50	Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/2028	52
240	Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/01/2028	247
150	Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/01/2029	154

		515

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.00%, 06/01/2019	110

	Other Revenue — 0.4%
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., RAN, 5.00%, 12/01/2020	1,097

	Prerefunded — 0.1%
185	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.25%, 02/15/2018 (p)	187

	Transportation — 0.1%
340	Cleveland-Cuyahoga County Port Authority Development, One Community Project, Series C, Rev., 3.00%, 11/15/2018 (p)	345

	Utility — 0.0% (g)
15	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.25%, 02/15/2021	15

	Total Ohio	3,403

	Oklahoma — 0.1%
	Housing — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program,
60	Series A, Rev., GNMA/COLL, 4.75%, 03/01/2028	63
80	Series B, Rev., GNMA/COLL, 4.50%, 09/01/2027	83

		146

	Other Revenue — 0.0% (g)
10	Grand River Dam Authority, Series A, Rev., 4.00%, 06/01/2022	11

	Total Oklahoma	157

	Oregon — 3.0%
	Housing — 1.1%
	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program,
2,000	Series D, Rev., 3.50%, 07/01/2048	2,109
545	Series D, Rev., 4.00%, 07/01/2043	568

		2,677

	Other Revenue — 0.9%
1,830	Confederated Tribes of The Umatilla Indian Reservation, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.36%, 12/07/2017 (z)	1,830
375	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.00%, 04/01/2018	379

		2,209

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
100	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 4.50%, 04/01/2019 (p)	104

	Transportation — 0.4%
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.00%, 07/01/2020	1,076

	Utility — 0.6%
	City of Eugene, Electric Utility System,
325	Series A, Rev., 4.00%, 08/01/2031	353
850	Series A, Rev., 5.00%, 08/01/2029	1,018

		1,371

	Total Oregon	7,437

	Pennsylvania — 5.0%
	Education — 0.1%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.00%, 03/01/2022	284
100	Pennsylvania Higher Educational Facilities Authority, Drexel University, Series B, Rev., VRDO, LOC: TD Bank NA, 0.86%, 12/01/2017 (z)	100

		384

	General Obligation — 0.2%
425	City of Pittsburgh, GO, 4.00%, 09/01/2031	454
150	Commonwealth of Pennsylvania, Series 2004, GO, AGM, 5.38%, 07/01/2020	163

		617

	Hospital — 1.6%
2,180	Geisinger Authority, Series A, Rev., VRDO, 0.86%, 12/01/2017 (z)	2,180
1,800	Washington County Hospital Authority, Monongahela Valley Hospital Project, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.97%, 12/07/2017 (z)	1,800

		3,980

	Housing — 1.6%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
95	Series 112, Rev., 5.00%, 04/01/2028	99
1,190	Series 118A, Rev., AMT, 3.50%, 04/01/2040	1,239
1,845	Series 121, Rev., 3.50%, 10/01/2046	1,923
560	Series 122, Rev., 4.00%, 10/01/2046	599

		3,860

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Series A, Rev., 1.20%, 01/02/2018 (z)	1,499
385	Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project, Rev., 4.00%, 12/01/2020	405

		1,904

	Water & Sewer — 0.7%
1,625	City of Philadelphia, Water & Wastewater, Series B, Rev., VRDO, LOC: TD Bank NA, 0.94%, 12/07/2017 (z)	1,625

	Total Pennsylvania	12,370

	Rhode Island — 0.2%
	Education — 0.2%
	Rhode Island Student Loan Authority, Senior,
250	Series A, Rev., AMT, 5.00%, 12/01/2019	263
300	Series A, Rev., AMT, 5.00%, 12/01/2020	322

	Total Rhode Island	585

	South Carolina — 2.0%
	Education — 0.5%
1,295	South Carolina Educational Facilities Authority, Private Nonprofit Institutions of Higher Learning, Furman University, Series B, Rev., VRDO, 0.88%, 12/01/2017 (z)	1,295

	Housing — 0.2%
395	South Carolina State Housing Finance & Development Authority, Series A, Rev., 4.00%, 01/01/2047	424

	Other Revenue — 0.8%
1,100	City of North Charleston, Charleston Naval Complex Redevelopment Plan Project, Rev., VRDO, 0.95%, 12/07/2017 (z)	1,100
760	City of North Charleston, Golf Course Mortgage, Rev., VRDO, 0.95%, 12/07/2017 (z)	760
175	South Carolina State Public Service Authority, Series C, Rev., 5.00%, 12/01/2017	175

		2,035

	Transportation — 0.5%
1,095	South Carolina State Ports Authority, Rev., AMT, 4.00%, 07/01/2040	1,124

	Total South Carolina	4,878

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	South Dakota — 0.6%
	Housing — 0.6%
	South Dakota Housing Development Authority, Homeownership Mortgage,
90	Series A, Rev., AMT, 4.50%, 05/01/2031	95
605	Series D, Rev., 4.00%, 11/01/2045	648
480	Series D, Rev., AMT, 4.00%, 11/01/2029	500
190	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.25%, 05/01/2032	195

	Total South Dakota	1,438

	Tennessee — 0.6%
	Housing — 0.6%
825	Tennessee Housing Development Agency Residential Finance Program, Rev., 4.00%, 01/01/2046	884
	Tennessee Housing Development Agency, Homeownership Program,
140	Series 1A, Rev., AMT, 4.50%, 01/01/2038	146
150	Series A, Rev., AMT, 4.50%, 07/01/2031	157
	Tennessee Housing Development Agency, Housing Finance Program,
75	Series A, Rev., 4.50%, 01/01/2028	77
145	Series B, Rev., 4.50%, 01/01/2028	153

		1,417

	Other Revenue — 0.0% (g)
95	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund, Rev., VRDO, LOC: Bank of America NA, 0.90%, 12/01/2017 (z)	95

	Total Tennessee	1,512

	Texas — 5.3%
	Education — 0.9%
1,650	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Rev., VRDO, 0.99%, 12/07/2017 (z)	1,650
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.00%, 09/01/2018	382
250	University of Texas, Financing System, Series B4, Rev., VRDO, LIQ: University of Texas Investment Management Co., 0.93%, 12/07/2017 (z)	250

		2,282

	General Obligation — 2.5%
100	Austin Independent School District, GO, PSF-GTD, 5.00%, 08/01/2020	108
150	City of El Paso, GO, 5.00%, 08/15/2018	154
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.00%, 03/01/2020	445
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/2018	307
815	GO, PSF-GTD, Zero Coupon, 08/15/2019	792
135	GO, PSF-GTD, Zero Coupon, 08/15/2020	129
375	Harris County Permanent Improvement, Series 2012, GO, 5.00%, 10/01/2018	386
250	Nixon-Smiley Consolidated Independent School District, School Building, GO, PSF-GTD, 1.25%, 08/15/2018	250
3,390	Northside Independent School District, School Building, GO, PSF-GTD, 2.13%, 08/01/2020 (z)	3,392
175	Texas Public Finance Authority, Series A, GO, 5.00%, 10/01/2019	185

		6,148

	Housing — 0.1%
330	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., GNMA/COLL, 4.25%, 01/01/2034	339

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
150	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Series 2012, Rev., VRDO, 0.86%, 12/01/2017 (z)	150
2,500	Mission Economic Development Corp., Solid Waste Disposal, Republic Services, Inc. Project, Rev., 1.22%, 02/01/2018 (z)	2,498

		2,648

	Prerefunded — 0.4%
150	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.25%, 02/01/2019 (p)	156
180	Comal Independent School District, School Building, Series A, GO, PSF-GTD, 5.25%, 02/01/2018 (p)	181
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.00%, 02/15/2019 (p)	198
170	Keller Independent School District, School Building, GO, 5.25%, 02/15/2019 (p)	177
25	North Texas Tollway Authority System, Second Tier, Series F, Rev., 5.75%, 01/01/2018 (p)	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — continued
100	Tomball Independent School District, School Building, GO, AGC, 5.00%, 02/15/2018 (p)	101

		838

	Transportation — 0.3%
850	City of Houston, Airport System Revenue, Series P-1, Rev., AMT, AGM, 2.44%, 07/01/2030 (z)	787
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.00%, 08/15/2019	51

		838

	Total Texas	13,093

	Utah — 1.6%
	General Obligation — 0.1%
145	State of Utah, Series A, GO, 5.00%, 07/01/2020	157

	Hospital — 1.2%
950	City of Murray, IHC Health Services , Inc., Series D, Rev., VRDO, 0.87%, 12/01/2017 (z)	950
2,000	County of Utah Hospital, IHC Health Services, Inc., Series C, Rev., VRDO, 0.96%, 12/07/2017 (z)	2,000

		2,950

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
800	Emery County, Pollution Control, Pacificorp Projects, Rev., VRDO, LOC: Canadian Imperial Bank of Commerce, 0.93%, 12/07/2017 (z)	800

	Total Utah	3,907

	Vermont — 1.8%
	Certificate of Participation/Lease — 0.2%
360	City of Burlington, Lakeview Garage Project, Series A, COP, 4.00%, 12/01/2017	360

	Education — 0.4%
725	Vermont Student Assistance Corp., Series A, Rev., AMT, 5.00%, 06/15/2022	796
188	Vermont Student Assistance Corp., Education Loan, Class A-1, Rev., (ICE LIBOR USD 3 Month + 1.50%), 3.00%, 01/02/2018 (aa)	188

		984

	Housing — 1.2%
175	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 02/01/2026	180
	Vermont Housing Finance Agency, Multiple Purpose,
380	Series A, Rev., AMT, 4.00%, 11/01/2046	405
1,500	Series A, Rev., AMT, 4.00%, 11/01/2047	1,603
795	Series B, Rev., AMT, 4.13%, 11/01/2042	814

		3,002

	Total Vermont	4,346

	Virginia — 0.9%
	Hospital — 0.1%
335	Industrial Development Authority of Loudoun County, Howard Medical Institute, Series A, Rev., VRDO, 0.90%, 12/07/2017 (z)	335

	Other Revenue — 0.7%
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
90	Series B, Rev., 5.00%, 11/01/2023	101
50	Series B, Rev., 5.00%, 11/01/2026	56
1,570	Virginia Small Business Financing Authority, University Real Estate Foundation, Series 2008, Rev., VRDO, LOC: Bank of America NA, 0.85%, 12/01/2017 (z)	1,570

		1,727

	Prerefunded — 0.1%
185	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.00%, 11/01/2021 (p)	207

	Total Virginia	2,269

	Washington — 0.7%
	General Obligation — 0.1%
75	Bellevue School District No. 405, King County, Series 2011, GO, 5.00%, 12/01/2017	75
100	State of Washington, Various Purpose, Series D, GO, 5.00%, 02/01/2020	107

		182

	Housing — 0.4%
450	Washington Housing Finance Commission, Single-Family Program, Series 2A-R, Rev., AMT, 3.50%, 12/01/2046	468
420	Washington State Housing Finance Commission, Homeownership Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/01/2032	435

		903

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.00%, 07/15/2018 (p)	102

	Transportation — 0.0% (g)
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.50%, 12/01/2019	116

	Utility — 0.2%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.50%, 07/01/2026	392
50	City of Tacoma, Solid Waste, Rev., 5.00%, 12/01/2017	50

		442

	Total Washington	1,745

	Wisconsin — 1.8%
	Education — 0.9%
2,315	Wisconsin Health & Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Inc., Rev., VRDO, LOC: Wells Fargo Bank NA, 0.96%, 12/07/2017 (z)	2,315

	Housing — 0.9%
2,000	Wisconsin Housing & Economic Development Authority, Home Ownership, Series C, Rev., 4.00%, 03/01/2048	2,147

	Total Wisconsin	4,462

	Wyoming — 0.3%
	Hospital — 0.3%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.00%, 05/01/2018	632

	Housing — 0.0% (g)
85	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.00%, 06/01/2032	85

	Total Wyoming	717

	Total Municipal Bonds (Cost $223,847)	223,551

SHARES
Common Stocks — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
1,464	Bonanza Creek Energy, Inc. (a)	41
2,292	Chaparral Energy, Inc. (a)	55
10,704	Chaparral Energy, Inc., Class A (a)	257

	Total Common Stocks (Cost $363)	353

PRINCIPAL AMOUNT
Loan Assignments — 0.3% (cc)
	Consumer Discretionary — 0.1%
	Media — 0.1%
82	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.58%, 08/18/2023 (aa)	83
59	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 8.83%, 08/18/2024 (aa)	60

		143

	Specialty Retail — 0.0% (g)
30	Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, (ICE LIBOR USD 3 Month + 3.00%), 4.38%, 01/26/2023 (aa)	23

	Total Consumer Discretionary	166

	Energy — 0.2%
	Energy Equipment & Services — 0.1%
104	Vistra Operations Co. LLC, Term Loan B-2, (LIBOR + 2.75%), 4.03%, 12/14/2023 (aa)	105

	Oil, Gas & Consumable Fuels — 0.1%
109	EXCO Resources, Inc., 1st Lien Term Loan A, (ICE LIBOR USD 3 Month + 15.00%), 15.00%, 10/26/2020 (aa)	60
233	Gulf Finance LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.25%), 6.59%, 08/25/2023 (aa)	216

		276

	Total Energy	381

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
193	American Commercial Lines, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 8.75%), 10.10%, 11/12/2020 (aa)	117

	Total Loan Assignments (Cost $798)	664

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrant — 0.0%
	Industrials — 0.0%
	Road & Rail — 0.0%
– (h)	Jack Cooper Enterprises, Inc., expiring 10/29/2027 (Strike Price $1.00) (a) (bb) (Cost $—)	—

PRINCIPAL AMOUNT
Short-Term Investments — 0.1%
	U.S. Treasury Obligation — 0.1%
215	U.S. Treasury Bills, 1.09%, 12/07/2017 (k) (n)	216

SHARES
	Investment Company — 0.0% (g)
71	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l)	71

	Total Short-Term Investments (Cost $287)	287

	Total Investments — 98.5% (Cost $244,021)	243,930
	Other Assets in Excess of Liabilities — 1.5%	3,752

	NET ASSETS — 100.0%	$247,682

Percentages indicated are based on net assets.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury 2 Year Note	(2)	03/2018	USD	$(429)	$—	(h)
U.S. Treasury 5 Year Note	(5)	03/2018	USD	(582)	2
U.S. Treasury 10 Year Note	(5)	03/2018	USD	(620)	3

					5

Over the Counter (“OTC”) Credit Default Swap contracts outstanding - buy protection(1) as of November 30, 2017:

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)		Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	05/25/2046	0.51	USD	120	23	(16)	7
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	05/25/2046	0.51	USD	200	59	(48)	11
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.51	USD	100	28	(22)	6
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.51	USD	230	59	(46)	13
CDX.EM.28-V1	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.83	USD	2,100	83	(9)	74
Chesapeake Energy Corp., 6.63%, 08/15/2020	5.00	Quarterly	Citibank, NA	12/20/2022	6.96	USD	40	5	(2)	3
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	05/11/2063	3.20	USD	150	(3)	10	7
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	05/11/2063	3.20	USD	150	(1)	9	8
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	3.20	USD	150	(2)	10	8
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	3.20	USD	150	(2)	10	8
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	05/11/2063	3.20	USD	150	(2)	10	8
Republic of Turkey, 11.88%, 01/15/2030	1.00	Quarterly	BNP Paribas	12/20/2022	1.98	USD	1,070	41	5	46

								288	(89)	199

Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.12	USD	70	(8)	6	(2)
Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.12	USD	74	(10)	9	(1)
Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.12	USD	109	(13)	12	(1)
CIT Group, Inc., 5.25%, 03/15/2018	5.00	Quarterly	Barclays Bank plc	06/20/2018	0.08	USD	73	(2)	(1)	(3)
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.57	USD	1,430	(24)	(8)	(32)

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)		Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Standard Chartered Bank, 5.88%, 09/26/2017	1.00	Quarterly	BNP Paribas	12/20/2022	0.65	EUR	140	(2)	(1)	(3)
United Mexican States, 4.15%, 03/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.02	USD	1,260	7	(9)	(2)

								(52)	8	(44)

								236	(81)	155

Centrally Cleared Credit Default Swap contracts outstanding - buy protection(1) as of November 30, 2017:

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)		Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	3.18	USD	530	(38)	(9)	(47)
CDX.NA.IG.25-V1	1.00	Quarterly	12/20/2020	0.34	USD	2,530	(50)	(5)	(55)
CDX.NA.IG.29-V1	1.00	Quarterly	12/20/2022	0.52	USD	1,780	(36)	(7)	(43)
iTraxx Europe 28.1	1.00	Quarterly	12/20/2022	0.48	EUR	1,750	(43)	(16)	(59)

							(167)	(37)	(204)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Summary of total swap contracts outstanding as of November 30, 2017:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	288	199

Total OTC swap contracts outstanding	288	199

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(52)	(44)

Total OTC swap contracts outstanding	(52)	(44)

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CDX	—	Credit Default Swap Index
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
CMBX	—	Commercial Mortgage-Backed Securities Index
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Notes
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
TRAN	—	Tax & Revenue Anticipation Note
USD	—	United States Dollar
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$576	$4,836		$5,412
Collateralized Mortgage Obligations	—	3,845	456		4,301
Commercial Mortgage-Backed Securities	—	—	873		873
Convertible Bonds
Energy	—	242	—		242
Telecommunication Services	—	128	—		128

Total Convertible Bonds	—	370	—		370

Corporate Bonds
Consumer Discretionary	—	1,098	—	(a)	1,098
Consumer Staples	—	417	—		417
Energy	—	581	—		581
Financials	—	557	—		557
Health Care	—	625	—		625
Industrials	—	480	—		480
Information Technology	—	464	—		464
Materials	—	488	—		488
Real Estate	—	37	—		37
Telecommunication Services	—	988	—		988
Utilities	—	79	—		79

Total Corporate Bonds	—	5,814	—		5,814

Municipal Bonds
Alabama	—	220	—		220
Alaska	—	2,882	—		2,882
Arizona	—	2,320	—		2,320
California	—	15,768	—		15,768
Colorado	—	4,011	—		4,011
Connecticut	—	5,427	—		5,427
Delaware	—	5,179	—		5,179
District of Columbia	—	2,985	—		2,985
Florida	—	6,311	—		6,311
Georgia	—	2,964	—		2,964
Illinois	—	10,920	—		10,920
Indiana	—	11,808	—		11,808
Iowa	—	1,579	—		1,579
Kansas	—	889	—		889
Kentucky	—	3,313	—		3,313
Louisiana	—	1,566	—		1,566
Maine	—	1,150	—		1,150
Maryland	—	2,086	—		2,086
Massachusetts	—	7,960	—		7,960
Michigan	—	10,358	—		10,358
Minnesota	—	10,300	—		10,300
Mississippi	—	920	—		920
Missouri	—	5,524	—		5,524
Montana	—	551	—		551
Nevada	—	127	—		127

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
New Hampshire	—	1,275	—		1,275
New Jersey	—	4,947	—		4,947
New Mexico	—	1,295	—		1,295
New York	—	22,877	—		22,877
North Carolina	—	11,758	—		11,758
North Dakota	—	1,962	—		1,962
Ohio	—	3,403	—		3,403
Oklahoma	—	157	—		157
Oregon	—	7,437	—		7,437
Pennsylvania	—	12,370	—		12,370
Rhode Island	—	585	—		585
South Carolina	—	4,878	—		4,878
South Dakota	—	1,438	—		1,438
Tennessee	—	1,512	—		1,512
Texas	—	13,093	—		13,093
Utah	—	3,907	—		3,907
Vermont	—	4,346	—		4,346
Virginia	—	2,269	—		2,269
Washington	—	1,745	—		1,745
Wisconsin	—	4,462	—		4,462
Wyoming	—	717	—		717

Total Municipal Bonds	—	223,551	—		223,551

Common Stocks
Energy	353	—	—		353
Loan Assignments
Consumer Discretionary	—	166	—		166
Energy	—	381	—		381
Industrials	—	117	—		117

Total Loan Assignments	—	664	—		664

Closed End Funds	2,305	—	—		2,305
Warrants
Industrials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Companies	71	—	—		71
U.S. Treasury Obligations	—	216	—		216

Total Investments in Securities	$2,729	$235,036	$6,165		$243,930

Appreciation in Other Financial Instruments
Futures Contracts	$5	$—	$—		$5
Swaps	—	81	—		81

Total Appreciation in Other Financial Instruments	$5	$81	$—		$86

Depreciation in Other Financial Instruments
Swaps	$—	$(199)	$—		$(199)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Tax Aware Income Opportunities Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities
Asset-Backed Securities	$8,565	$49	$364	$78	$193	$(4,605)	$192	$—	$4,836
Collateralized Mortgage Obligation	287	(1)	3	(1)	233	(65)	—	—	456
Commercial Mortgage-Backed Securities	1,584	40	(130)	3	28	(652)	—	—	873
Corporate Bond — Consumer Discretionary	—	—	—	—	—	—	—	—	—	(a)
Warrant — Industrials	—	—	—	—	—	—	—	—	—	(a)

Total	$10,436	$88	$237	$80	$454	$(5,322)	$192	$—	$6,165

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2017.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $ 116,000.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)
	Fair Value at November 30, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,836	Discounted Cash Flow	Constant Prepayment Rate	1.40% - 100.00% (6.20%)
			Constant Default Rate	0.00% - 8.53% (5.16%)
			Yield (Discount Rate of Cash Flows)	2.44% - 5.46% (3.98%)

Asset-Backed Securities	4,836

	456	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)

			Yield (Discount Rate of Cash Flows)	3.78% (3.78%)

Collateralized Mortgage Obligations	456

	618	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.56% - 6.76% (5.37%)
Commercial Mortgage-Backed Securities	618

	—	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—

Total	$5,910

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2017, the value of these investments was approximately $255,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 92.9%
	Alabama — 0.3%
29,745	East Alabama Health Care Authority, Series B, Rev., VRDO, 1.02%, 12/07/2017 (z)	29,745
2,575	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.94%, 12/01/2017 (z)	2,575
	Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project,
7,375	Series A, Rev., VRDO, LOC: Bank of America NA, 1.01%, 12/07/2017 (e) (z)	7,375
9,290	Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.01%, 12/07/2017 (e) (z)	9,290

		48,985

	Alaska — 0.7%
	Alaska Housing Finance Corp.,
21,405	Series A, Rev., VRDO, 0.94%, 12/07/2017 (z)	21,405
47,500	Series A, Rev., VRDO, 0.94%, 12/07/2017 (z)	47,500
	Alaska Housing Finance Corp., Home Mortgage,
14,805	Series A, Rev., VRDO, 0.95%, 12/07/2017 (z)	14,805
14,770	Series B, Rev., VRDO, 0.95%, 12/07/2017 (z)	14,770
3,200	City of Valdez, Alaska Marine Terminal, Exxon Pipeline Co. Project, Series A, Rev., VRDO, 0.94%, 12/01/2017 (z)	3,200

		101,680

	Arizona — 0.7%
	Arizona Health Facilities Authority, Banner Health,
48,380	Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.92%, 12/01/2017 (z)	48,380
17,515	Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.00%, 12/07/2017 (z)	17,515
15,920	Arizona State University, Series A, Rev., VRDO, 0.91%, 12/07/2017 (z)	15,920
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.99%, 12/07/2017 (z)	2,000
31,255	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America NA, 1.01%, 12/07/2017 (z)	31,255

		115,070

	California — 8.1%
1,664	California Educational Facilities Authority, Series 2015-XF2188, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.00%, 12/07/2017 (z)	1,664
980	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.00%, 12/07/2017 (z)	980
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.93%, 12/07/2017 (z)	2,870
27,975	California Pollution Control Financing Authority, Solid Waste Disposal, Recology, Inc. Project, Series A, Rev., VRDO, LOC: Bank of America NA, 0.96%, 12/07/2017 (z)	27,975
	California Statewide Communities Development Authority,
87,000	Series 08-B, 0.94%, 02/01/2018	87,000
44,000	Series 08-B, 1.01%, 02/06/2018	44,000
3,000	Series 08-B, 1.04%, 03/29/2018	3,000
30,000	Series 09-D, 0.99%, 01/17/2018	30,000
20,000	Series 09-D, 1.00%, 02/15/2018	20,000
17,000	Series 9B-1, 0.99%, 01/17/2018	17,000
45,000	Series 9B-1, 1.01%, 03/01/2018	45,000
13,000	Series 9B-1, 1.04%, 03/07/2018	13,000
25,000	Series 9B-2, 0.93%, 03/06/2018	25,000
50,000	Series 9B-2, 0.97%, 12/12/2017	50,000
27,500	Series 9B-3, 0.97%, 12/12/2017	27,500
19,000	Series 9B-3, 1.01%, 03/01/2018	19,000
5,000	Series 9B-3, 1.04%, 03/07/2018	5,000
10,000	Series 9B-4, 1.01%, 03/01/2018	10,000
20,000	Series 9B-4, 1.01%, 03/01/2018	20,000
45,000	Series 9B-4, 1.04%, 03/07/2018	45,000
10,000	Series B-5, 0.94%, 12/14/2017	10,000
58,750	Series B-5, 1.02%, 02/14/2018	58,750
6,250	Series B-5, 1.02%, 02/15/2018	6,250
48,750	Series B-6, 1.02%, 02/15/2018	48,750
30,000	Series D, 0.93%, 03/06/2018	30,000
20,500	Series D, 1.00%, 02/15/2018	20,500
23,000	Series D, 1.01%, 03/01/2018	23,000
1,825	Series J, Rev., VRDO, 0.89%, 12/07/2017 (z)	1,825
5,300	California Statewide Communities Development Authority, Multi-Family Housing, 1030 Post Street Apartments, Series Y, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.03%, 12/07/2017 (z)	5,300

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
29,320	California Statewide Communities Development Authority, Multi-Family Housing, Bay Vista Meadow Park Apartments, Series NN-1, Rev., VRDO, FNMA, LOC: FNMA, 1.02%, 12/07/2017 (z)	29,320
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LOC: FHLMC, 0.96%, 12/07/2017 (z)	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LOC: FNMA, 1.03%, 12/07/2017 (z)	8,700
43,000	City & County of San Francisco, Multifamily Housing, 1601 Mariposa Apartments, Series B-1, Rev., VRDO, LOC: Bank of America NA, 0.94%, 12/07/2017 (z)	43,000
85,940	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments, Series H-1, Rev., VRDO, LOC: Bank of China, 1.03%, 12/07/2017 (z)	85,940
39,470	City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments, Series H-2, Rev., VRDO, LOC: Bank of China, 1.00%, 12/07/2017 (z)	39,470
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.98%, 12/07/2017 (z)	1,400
45,715	City of Riverside, Riverside Renaissance Projects, COP, VRDO, LOC: Bank of America NA, 0.93%, 12/07/2017 (z)	45,715
10,000	City of San Jose, Multifamily Housing, Almaden Lake Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.02%, 12/07/2017 (z)	10,000
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.96%, 12/07/2017 (z)	900
5,800	County of Sacramento, Special Facilities Apartment, Rev., VRDO, LOC: Bank of America NA, 1.03%, 12/07/2017 (z)	5,800
31,745	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series B, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.94%, 12/07/2017 (z)	31,745
11,820	Los Angeles Community College District, Series 2016-ZF2381, GO, VRDO, LIQ: Citibank NA, 0.99%, 12/07/2017 (e) (z)	11,820
7,000	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.88%, 12/07/2017 (z)	7,000
1,850	Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.90%, 12/07/2017 (z)	1,850
56,925	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 1.00%, 12/07/2017 (e) (z)	56,925
18,000	San Diego Community College District, Series 2016-ZF2382, GO, VRDO, LIQ: Citibank NA, 0.98%, 12/07/2017 (e) (z)	18,000
5,740	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Notre Dame Apartments, Series G, Rev., VRDO, LOC: Citibank NA, 1.00%, 12/07/2017 (z)	5,740
20,000	State of California, Series A-1, 1.02%, 01/09/2018	20,000
	Tender Option Bond Trust Receipts/CTFS,
9,260	Series 2015-XM0075, Rev., VRDO, LIQ: Bank of America NA, 1.00%, 12/07/2017 (e) (z)	9,260
55,260	Series 2016-XF0431, GO, VRDO, LIQ: Bank of America NA, 0.99%, 12/07/2017 (e) (z)	55,260
14,250	Series 2016-XM0230, Rev., VRDO, LIQ: Bank of America NA, 1.00%, 12/07/2017 (e) (z)	14,250
14,400	Series XF0568, Rev., VRDO, LIQ: Bank of America NA, 0.99%, 12/07/2017 (e) (z)	14,400
25,000	University of California, Series A, 0.87%, 12/05/2017	25,000

		1,243,509

	Colorado — 2.4%
68,050	City of Colorado Springs, Utilities Revenue System, Sub Lien, Series A, Rev., VRDO, 1.00%, 12/07/2017 (z)	68,050
	City of Colorado Springs, Utilities System Improvement,
43,110	Series A, Rev., VRDO, 0.97%, 12/07/2017 (z)	43,110
41,760	Series A, Rev., VRDO, 0.97%, 12/07/2017 (z)	41,760
10,200	Series A, Rev., VRDO, 0.99%, 12/07/2017 (z)	10,200
18,590	Series C, Rev., VRDO, 0.98%, 12/07/2017 (z)	18,590

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Colorado — continued
33,100	City of Colorado Springs, Utilities System, Sub Lien, Series A, Rev., VRDO, 1.00%, 12/07/2017 (z)	33,100
65,125	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.98%, 12/07/2017 (z)	65,125
	Colorado Housing & Finance Authority, Single Family Mortgage,
43,360	Series B-2, Class 1, Rev., VRDO, AMT, 1.01%, 12/07/2017 (z)	43,360
24,975	Series B-3, Class 1, Rev., VRDO, AMT, FHLB, 1.01%, 12/07/2017 (z)	24,975
14,500	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, FHLMC, LOC: FHLMC, 1.00%, 12/07/2017 (z)	14,500

		362,770

	Connecticut — 0.5%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
10,130	Series C-2, Rev., VRDO, AMT, 1.02%, 12/07/2017 (z)	10,130
20,335	Subseries A-3, Rev., VRDO, 1.01%, 12/07/2017 (z)	20,335
	State of Connecticut, Health & Educational Facility Authority,
10,000	Series A, Rev., VRDO, 1.00%, 12/07/2017 (z)	10,000
35,400	Series D, Rev., VRDO, LOC: Bank of America NA, 1.00%, 12/07/2017 (z)	35,400

		75,865

	Delaware — 0.4%
18,660	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.96%, 12/07/2017 (z)	18,660
49,850	University of Delaware, Series C, Rev., VRDO, 0.85%, 12/01/2017 (z)	49,850

		68,510

	District of Columbia — 1.7%
1,540	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America NA, 1.06%, 12/07/2017 (z)	1,540
28,725	District of Columbia, Georgetown University, Series 2007 C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.96%, 12/07/2017 (z)	28,725
23,160	District of Columbia, Medlantic/Helix Issue, Tranche II, Series A, Rev., VRDO, LOC: TD Bank NA, 0.94%, 12/07/2017 (z)	23,160
82,805	District of Columbia, Pew Charitable Trust, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	82,805
22,510	District of Columbia, Water and Sewer Authority, Public Utility Subordinated Lien Multimodal, Weekly Rate Period, Series B, Subseries B-1, Rev., VRDO, 0.98%, 12/07/2017 (z)	22,510
	Metropolitan Washington Airports Authority,
53,745	Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 1.01%, 12/07/2017 (z)	53,745
17,805	Series D, Subseries D-2, Rev., VRDO, LOC: TD Bank NA, 0.99%, 12/07/2017 (z)	17,805
35,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-108, GO, VRDO, 1.00%, 12/07/2017 (e) (z)	35,000

		265,290

	Florida — 2.7%
31,240	Alachua County Health Facilities Authority, Series 08-A, 0.95%, 12/01/2017	31,240
35,000	City of Jacksonville, Series 2016, 0.90%, 12/14/2017	35,000
	County of Hillsborough,
28,300	Series A, 1.00%, 02/01/2018	28,300
16,953	Series A, 1.04%, 01/04/2018	16,953
18,610	Series A, 1.06%, 02/08/2018	18,610
11,050	County of Miami-Dade, Seaport Department, Series A, Rev., VRDO, 0.97%, 12/07/2017 (z)	11,050
80,000	County of Miami-Dade, Water & Sewer System, Series B-1, 0.98%, 12/19/2017	80,000
18,225	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank NA, 0.96%, 12/07/2017 (z)	18,225
21,520	Florida Municipal Power Agency, All Requirements Power Supply Project, Series C, Rev., VRDO, LOC: Bank of America NA, 0.96%, 12/01/2017 (z)	21,520
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
21,110	Series A, Rev., VRDO, 0.97%, 12/07/2017 (z)	21,110
49,100	Series I-2, Rev., VRDO, 0.94%, 12/07/2017 (z)	49,100
2,945	Hillsborough County, Housing Finance Authority, Multifamily Housing, Brandywine Apartments, Rev., VRDO, LOC: Citibank NA, 1.02%, 12/07/2017 (z)	2,945
21,925	JEA, Electric System, Series Three 2008B-2, Rev., VRDO, 0.97%, 12/07/2017 (z)	21,925
200	JEA, Water and Sewer System, Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.99%, 12/07/2017 (z)	200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Florida — continued
27,630	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.98%, 12/07/2017 (z)	27,630
	Tender Option Bond Trust Receipts/CTFS,
14,900	Series 2015-XF0251, Rev., VRDO, LIQ: Bank of America NA, 1.00%, 12/07/2017 (e) (z)	14,900
16,575	Series 2016-XG0002, Rev., VRDO, LIQ: Bank of America NA, 1.00%, 12/07/2017 (e) (z)	16,575

		415,283

	Georgia — 0.8%
	City of Atlanta, Water & Wastewater,
30,290	Series A-2, 1.00%, 01/31/2018	30,290
7,500	Series A-2, 1.06%, 01/31/2018	7,500
83,340	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, RAN, 0.99%, 12/07/2017 (z)	83,340
2,450	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America NA, 1.24%, 12/07/2017 (z)	2,450
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, FSA-CR, NATL-RE, LIQ: Citibank NA, 1.01%, 12/07/2017 (z)	5,940
500	Private Colleges & Universities Authority, Emory University, Series B-1, Rev., VRDO, 0.99%, 12/07/2017 (z)	500

		130,020

	Idaho — 0.1%
6,675	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America NA, 1.05%, 12/07/2017 (z)	6,675
6,380	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.97%, 12/07/2017 (z)	6,380

		13,055

	Illinois — 4.0%
96,600	Chicago O’Hare International Airport, Third Lien, Rev., VRDO, 1.00%, 12/07/2017 (z)	96,600
17,000	City of Chicago, O’Hare International Airport, Third Lien, Series C, Class C, Rev., VRDO, LOC: Bank of America NA, 0.99%, 12/07/2017 (z)	17,000
4,300	City of Galesburg, Knox College Project, Series 1996, Rev., VRDO, LOC: PNC Bank NA, 0.97%, 12/07/2017 (z)	4,300
23,956	County of Cook, Illinois, Catholic Theological Union Project, Series 2005, Rev., VRDO, LOC: U.S. Bank NA, 0.95%, 12/07/2017 (z)	23,956
9,900	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 1.04%, 12/07/2017 (z)	9,900
940	County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC: BMO Harris Bank NA, 1.02%, 12/07/2017 (z)	940
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, FHLMC, LOC: FHLMC, 1.04%, 12/07/2017 (z)	10,000
18,000	Illinois Educational Facilities Authority, Adler Planetarium, Series 1997, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	18,000
31,730	Illinois Finance Authority, Advocate Healthcare Network, Series C-2A, Rev., VRDO, 0.93%, 12/07/2017 (z)	31,730
12,790	Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	12,790
83,015	Illinois Finance Authority, Chicago Symphony Orchestra, Series 2008, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	83,015
20,945	Illinois Finance Authority, Hospital Sisters Services, Inc., Series 2012-G, Rev., VRDO, LOC: Bank of Montreal, 0.96%, 12/07/2017 (z)	20,945
27,235	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-4, Rev., VRDO, 0.97%, 12/07/2017 (z)	27,235
20,750	Illinois Finance Authority, OSF Healthcare System, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	20,750
21,247	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.98%, 12/07/2017 (z)	21,247
6,000	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 1.07%, 12/07/2017 (z)	6,000
	Illinois State Toll Highway Authority,
20,000	Series A-1B, Rev., VRDO, LOC: Bank of America NA, 1.01%, 12/07/2017 (z)	20,000
40,000	Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.01%, 12/07/2017 (z)	40,000
51,900	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.01%, 12/07/2017 (z)	51,900
1,000	Series A-2B, Rev., VRDO, LOC: PNC Bank NA, 1.01%, 12/07/2017 (z)	1,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — continued
10,000	Series A-2C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.01%, 12/07/2017 (z)	10,000
21,300	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.01%, 12/07/2017 (z)	21,300
4,345	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 1.00%, 12/07/2017 (e) (z)	4,345
39,870	Southwestern Illinois Development Authority, Series 17-B, 1.01%, 02/12/2018	39,870
13,635	Tender Option Bond Trust Receipts/CTFS, Series 2016-XF0435, Rev., VRDO, LIQ: Bank of America NA, 1.00%, 12/07/2017 (e) (z)	13,635

		606,458

	Indiana — 3.0%
9,100	City of Rockport, PCR, AEP Generating Co. Project, Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.00%, 12/07/2017 (z)	9,100
	Indiana Finance Authority,
2,415	Series D-2, 0.95%, 12/01/2017	2,415
169,540	Series D-2, 1.00%, 02/05/2018	169,540
39,950	Indiana Finance Authority, Ascension Health Senior Credit Group, Rev., VRDO, 0.97%, 12/07/2017 (z)	39,950
21,155	Indiana Finance Authority, Educational Facilities, Series A, Rev., VRDO, 0.95%, 12/07/2017 (z)	21,155
63,400	Indiana Finance Authority, Parkview Health System, Inc., Series C, Rev., VRDO, 0.96%, 12/07/2017 (z)	63,400
22,395	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.97%, 12/07/2017 (z)	22,395
17,970	Indiana Health & Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	17,970
	Indiana Health Facility Financing Authority, Ascension Health,
24,000	Series A-2, Rev., VRDO, 0.97%, 12/07/2017 (z)	24,000
36,600	Series E-6, Rev., VRDO, 0.97%, 12/07/2017 (z)	36,600
	Indiana State Finance Authority Hospital, University Health Obligated Group,
21,535	Series 2009C, Rev., VRDO, LOC: Northern Trust Co., 0.97%, 12/07/2017 (z)	21,535
17,950	Series E, Rev., VRDO, LOC: Bank of America NA, 0.92%, 12/07/2017 (z)	17,950
15,000	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A, Rev., VRDO, 0.96%, 12/07/2017 (z)	15,000

		461,010

	Iowa — 0.6%
80,800	Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 0.99%, 12/07/2017 (z)	80,800
6,970	Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project, Series 2011, Rev., VRDO, LOC: U.S. Bank NA, 0.99%, 12/07/2017 (z)	6,970
7,630	Iowa Finance Authority, Trinity Health, Series D, Rev., VRDO, 0.98%, 12/07/2017 (z)	7,630

		95,400

	Kansas — 0.1%
11,000	City of Mission, Multi-Family Housing, Silverwood Apartment Project, Rev., VRDO, FNMA, LOC: FNMA, 0.99%, 12/07/2017 (z)	11,000

	Kentucky — 1.3%
33,885	Boyle County, Centre College Project, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	33,885
70,147	County of Carroll, Rev., VRDO, 1.03%, 12/07/2017 (z)	70,147
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America NA, 1.02%, 12/07/2017 (z)	10,100
32,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Series 2013C, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	32,000
28,625	Kentucky Economic Development Finance Authority, Hospital Facilitie, Saint Elizabeth Medical Center, Inc., Series B, Rev., VRDO, 0.95%, 12/07/2017 (z)	28,625
20,000	Kentucky Higher Education Student Loan Corp., Series A-1, Rev., VRDO, LOC: State Street Bank & Trust, 1.00%, 12/07/2017 (z)	20,000
5,900	Louisville Regional Airport Authority, Airport System, Series C, Rev., VRDO, 1.01%, 12/01/2017 (z)	5,900

		200,657

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Louisiana — 0.3%
42,500	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.85%, 12/01/2017 (z)	42,500
7,240	State of Louisiana, Gas & Fuels Tax, Series 2016-XG0035, Rev., VRDO, LIQ: Citibank NA, 1.00%, 12/07/2017 (e) (z)	7,240

		49,740

	Maryland — 1.8%
	County of Montgomery,
37,000	Series 10-A, 1.05%, 01/02/2018	37,000
25,000	Series 10-B, 0.96%, 12/01/2017	25,000
12,600	County of Montgomery, CHE Trinity Health Credit Group, Series MD, Rev., 1.14%, 12/01/2017	12,600
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, FHLMC, LOC: FHLMC, 1.02%, 12/07/2017 (z)	15,200
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.05%, 12/07/2017 (z)	11,700
44,255	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series D, Rev., VRDO, AMT, 0.99%, 12/07/2017 (z)	44,255
32,770	Maryland Economic Development Corp., Howard Hughes Medical Institute, Series B, Rev., VRDO, 0.96%, 12/07/2017 (z)	32,770
31,135	Maryland Health & Higher Educational Facilities Authority, Series B, 0.99%, 02/02/2018	31,135
	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program,
26,100	Series A, Rev., VRDO, LOC: TD Bank NA, 0.96%, 12/07/2017 (z)	26,100
6,300	Series B, Rev., VRDO, LOC: TD Bank NA, 0.94%, 12/07/2017 (z)	6,300
1,549	Series D, Rev., VRDO, LOC: Bank of America NA, 1.05%, 12/07/2017 (z)	1,549
1,100	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Issue, Series D, Rev., VRDO, LOC: TD Bank NA, 0.88%, 12/01/2017 (z)	1,100
28,130	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Series 2007, Rev., VRDO, 0.97%, 12/07/2017 (z)	28,130
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.05%, 12/07/2017 (z)	2,000

		274,839

	Massachusetts — 3.4%
	Commonwealth of Massachusetts,
11,440	Class A, GO, VRDO, FGIC, LIQ: Societe Generale, 1.00%, 12/07/2017 (e) (z)	11,440
95,875	Series B, GO, RAN, 2.00%, 05/21/2018	96,369
30,115	Series C, GO, RAN, 2.00%, 06/25/2018	30,306
37,550	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.98%, 12/07/2017 (z)	37,550
	Massachusetts Department of Transportation, Metropolitan Highway System, Subordinated, Commonwealth Contract Assistance Secured,
28,775	Series A-1, Rev., VRDO, 0.94%, 12/07/2017 (z)	28,775
74,345	Series A-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.93%, 12/07/2017 (z)	74,345
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System,
15,265	Series F3, Rev., VRDO, LOC: TD Bank NA, 0.95%, 12/07/2017 (z)	15,265
29,700	Series I-2, Rev., VRDO, 0.96%, 12/07/2017 (z)	29,700
26,000	Massachusetts Port Authority, Series 12-B, 0.96%, 12/08/2017	26,000
	Massachusetts School Building Authority,
84,625	0.88%, 12/05/2017	84,625
20,000	Series A, 0.99%, 02/01/2018	20,000
2,000	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Bank of America NA, 1.11%, 12/07/2017 (z)	2,000
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
17,300	Series M-2, Rev., VRDO, LOC: Bank of America NA, 1.04%, 12/07/2017 (z)	17,300
2,100	Series M-4A, Rev., VRDO, LOC: Bank of America NA, 1.04%, 12/07/2017 (z)	2,100
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.98%, 12/07/2017 (z)	22,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Massachusetts — continued
19,070	University of Massachusetts Building Authority, Series 1, Rev., VRDO, 0.92%, 12/07/2017 (z)	19,070

		516,845

	Michigan — 2.7%
1,485	Kent Hospital Finance Authority, Spectrum Health System, Series C, Rev., VRDO, LOC: Bank of New York Mellon, 0.97%, 12/07/2017 (z)	1,485
15,600	Michigan State Building Authority, Series 7, 0.98%, 01/11/2018	15,600
	Michigan State Hospital Finance Authority,
50,000	Series 08-C, 0.88%, 12/05/2017	50,000
56,000	Series 08-C, 0.94%, 12/06/2017	56,000
92,945	Series 08-C, 1.00%, 12/11/2017	92,945
	Michigan State Housing Development Authority, Rental Housing,
34,355	Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.03%, 12/07/2017 (z)	34,355
34,015	Series D, Rev., VRDO, 1.10%, 12/07/2017 (z)	34,015
	Michigan State Housing Development Authority, Single-Family Mortgage,
57,985	Series B, Rev., VRDO, 1.08%, 12/07/2017 (z)	57,985
15,000	Series D, Rev., VRDO, AMT, 1.01%, 12/07/2017 (z)	15,000
14,300	Series D, Rev., VRDO, 1.05%, 12/07/2017 (z)	14,300
29,760	Regents of the University of Michigan, Series B, 0.98%, 02/06/2018	29,760
11,580	Tender Option Bond Trust Receipts/CTFS, Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America NA, 1.02%, 12/07/2017 (e) (z)	11,580

		413,025

	Minnesota — 2.7%
70,000	City of Jacksonville, Rev., VRDO, 0.99%, 02/12/2018 (z)	70,000
22,720	City of Oak Park Heights, Multi-Family, Rev., VRDO, FHLMC, 0.98%, 12/07/2017 (z)	22,720
	City of Rochester,
17,000	Series 08-C, 0.90%, 12/13/2017	17,000
33,000	Series 08-C, 0.90%, 12/14/2017	33,000
30,000	Series 2014, 0.94%, 12/01/2017	30,000
45,000	Series 2014, 0.99%, 02/01/2018	45,000
20,000	Series 2014, 1.07%, 02/06/2018	20,000
17,100	County of Hennepin, Series B, GO, VRDO, 0.98%, 12/07/2017 (z)	17,100
7,560	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.95%, 12/07/2017 (z)	7,560
	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System,
43,175	Series C-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.97%, 12/07/2017 (z)	43,175
37,145	Series C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.96%, 12/07/2017 (z)	37,145
23,000	Minnesota Housing Finance Agency, Residential Housing Finance, Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 1.02%, 12/07/2017 (z)	23,000
41,000	Regents of the University of Minnesota, Series 05-A, 0.88%, 12/04/2017	41,000

		406,700

	Mississippi — 3.1%
70,695	County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.94%, 12/01/2017 (z)	70,695
700	Mississippi Business Finance Corp., Series F, Rev., VRDO, 1.02%, 12/01/2017 (z)	700
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
38,850	Series A, Rev., VRDO, 0.86%, 12/01/2017 (z)	38,850
9,990	Series A, Rev., VRDO, 0.94%, 12/01/2017 (z)	9,990
39,260	Series A, Rev., VRDO, 0.94%, 12/01/2017 (z)	39,260
250	Series B, Rev., VRDO, 1.02%, 12/01/2017 (z)	250
43,870	Series C, Rev., VRDO, 0.94%, 12/01/2017 (z)	43,870
1,100	Series C, Rev., VRDO, 0.94%, 12/01/2017 (z)	1,100
16,110	Series C, Rev., VRDO, 0.94%, 12/01/2017 (z)	16,110
10,000	Series C, Rev., VRDO, 0.98%, 12/07/2017 (z)	10,000
10,125	Series F, Rev., VRDO, 0.96%, 12/07/2017 (z)	10,125
14,650	Series G, Rev., VRDO, 0.87%, 12/01/2017 (z)	14,650
29,825	Series G, Rev., VRDO, 0.94%, 12/01/2017 (z)	29,825
45,470	Series G, Rev., VRDO, 0.94%, 12/01/2017 (z)	45,470

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Mississippi — continued
53,525	Series J, Rev., VRDO, 0.86%, 12/01/2017 (z)	53,525
7,050	Series K, Rev., VRDO, 1.02%, 12/01/2017 (z)	7,050
37,490	Series L, Rev., VRDO, 1.02%, 12/01/2017 (z)	37,490
38,900	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Series B, Rev., VRDO, LOC: Bank of America NA, 1.01%, 12/07/2017 (z)	38,900
9,430	Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Rev., VRDO, 0.96%, 12/07/2017 (z)	9,430

		477,290

	Missouri — 3.6%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.00%, 12/07/2017 (z)	59,075
	Curators of University of Missouri,
25,000	Series A, 0.85%, 12/05/2017	25,000
30,000	Series A, 1.00%, 02/05/2018	30,000
	Health & Educational Facilities Authority of the State of Missouri,
50,000	Series 14-B, 0.86%, 12/07/2017	50,000
20,000	Series 14-C, 1.00%, 02/06/2018	20,000
50,000	Series 14-D, 0.87%, 12/07/2017	50,000
50,000	Series 14-E, 0.87%, 12/07/2017	50,000
54,775	Series D, Rev., VRDO, 0.95%, 12/07/2017 (z)	54,775
49,500	Series F, Rev., VRDO, 0.93%, 12/07/2017 (z)	49,500
500	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America NA, 1.34%, 12/07/2017 (z)	500
26,000	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.90%, 12/01/2017 (z)	26,000
	Missouri State Health & Educational Facilities Authority,
43,100	Series B, Rev., VRDO, LIQ: BJC Health System, 0.99%, 12/07/2017 (z)	43,100
43,400	Series C-3, Rev., VRDO, 0.97%, 12/07/2017 (z)	43,400
46,800	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.93%, 12/07/2017 (z)	46,800

		548,150

	Nebraska — 0.7%
28,010	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 0.96%, 12/07/2017 (z)	28,010
	Lincoln Nebraska Electric,
40,000	Series 95, 1.01%, 02/06/2018	40,000
32,750	Series 95, 1.01%, 02/12/2018	32,750

		100,760

	Nevada — 2.1%
19,030	City of Carson, Carson-Tahoe Hospital Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.97%, 12/07/2017 (z)	19,030
39,425	Clark County, Nevada Airport System, Series B-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 1.03%, 12/07/2017 (z)	39,425
9,580	Clark County, Nevada Airport System, Sub Lien, Series C-3, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 1.03%, 12/07/2017 (z)	9,580
40,105	County of Clark, Airport, Series A, GO, VRDO, AMT, 1.03%, 12/07/2017 (z)	40,105
24,410	County of Clark, Passenger Facility Charge, Mccarran International Airport, Series F-2, Rev., VRDO, LOC: Union Bank NA, 0.98%, 12/07/2017 (z)	24,410
	Las Vegas Valley Water District,
50,000	Series 04-B, 0.98%, 12/01/2017	50,000
50,000	Series 04-B, 1.00%, 02/01/2018	50,000
50,000	Series 04-B, 1.00%, 02/15/2018	50,000
	Nevada Housing Division, Multi-Unit Housing,
8,250	Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 12/07/2017 (z)	8,250
13,900	Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.12%, 12/07/2017 (z)	13,900
2,740	Series M, Rev., VRDO, LOC: U.S. Bank NA, 1.08%, 12/07/2017 (z)	2,740
3,300	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 12/07/2017 (z)	3,300
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 12/07/2017 (z)	12,710

		323,450

	New Hampshire — 0.1%
15,965	New Hampshire Health & Education Facilities Authority Act, University System,, Series B, Rev., VRDO, 0.94%, 12/01/2017 (z)	15,965

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Jersey — 1.2%
8,015	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series I, Rev., VRDO, AMT, 1.00%, 12/07/2017 (z)	8,015
	RBC Municipal Products, Inc. Trust, Floater Certificates,
40,000	Series E-102, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 12/07/2017 (e) (z)	40,000
133,100	Series E-103, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 12/07/2017 (e) (z)	133,100

		181,115

	New Mexico — 0.1%
15,450	University of New Mexico, Subordinate Lien System, Series B, Rev., VRDO, 0.95%, 12/07/2017 (z)	15,450

	New York — 22.8%
	City of New York,
31,600	Series E, Subseries E-2, GO, VRDO, 0.96%, 12/01/2017 (z)	31,600
55,400	Series F, Subseries F-3, GO, VRDO, 0.96%, 12/01/2017 (z)	55,400
15,115	Series I, Subseries I-8, GO, VRDO, 0.97%, 12/01/2017 (z)	15,115
	City of New York, Fiscal Year 2006,
36,400	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.98%, 12/07/2017 (z)	36,400
42,850	Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.88%, 12/01/2017 (z)	42,850
31,500	Series I, Subseries I-5, GO, VRDO, LOC: Bank of New York Mellon, 0.97%, 12/01/2017 (z)	31,500
	City of New York, Fiscal Year 2008,
37,700	Series D, Subseries D-4, GO, VRDO, 0.97%, 12/07/2017 (z)	37,700
24,700	Subseries D-3, GO, VRDO, 0.97%, 12/07/2017 (z)	24,700
25,140	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 1.00%, 12/01/2017 (z)	25,140
61,735	Subseries J-10, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.98%, 12/07/2017 (z)	61,735
100	City of New York, Fiscal Year 2009, Series B, Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.95%, 12/07/2017 (z)	100
24,000	City of New York, Fiscal Year 2012, Series G, Subseries G-3, GO, VRDO, LOC: Citibank NA, 1.01%, 12/07/2017 (z)	24,000
	City of New York, Fiscal Year 2013,
38,270	Series A, Subseries A-2, GO, VRDO, LOC: Mizuho Bank Ltd., 0.97%, 12/01/2017 (z)	38,270
38,960	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.97%, 12/01/2017 (z)	38,960
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Bank Ltd., 0.96%, 12/07/2017 (z)	12,750
44,350	City of New York, Fiscal Year 2014, Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	44,350
14,200	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.98%, 12/07/2017 (z)	14,200
19,900	City of New York, Housing Development Corp., Series A, Rev., VRDO, FNMA, 1.00%, 12/07/2017 (z)	19,900
	Metropolitan Transportation Authority,
85,460	Series B-1, Rev., BAN, 2.00%, 02/01/2018	85,612
43,350	Series B-3, Rev., BAN, 2.00%, 02/01/2018	43,427
75,945	Series D, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.99%, 12/07/2017 (z)	75,945
19,100	Series E, Subseries E-3, Rev., VRDO, LOC: Bank of Montreal, 0.99%, 12/07/2017 (z)	19,100
4,390	Subseries D-2, Rev., VRDO, 0.91%, 12/01/2017 (z)	4,390
7,965	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.01%, 12/07/2017 (z)	7,965
58,930	Subseries E-3, Rev., VRDO, LOC: Citibank NA, 1.01%, 12/07/2017 (z)	58,930
30,725	Subseries G-2, Rev., VRDO, LOC: TD Bank NA, 0.95%, 12/07/2017 (z)	30,725
	Metropolitan Transportation Authority, Dedicated Tax Fund,
16,390	Series A-1, Rev., VRDO, LOC: TD Bank NA, 0.95%, 12/01/2017 (z)	16,390
47,500	Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.98%, 12/07/2017 (z)	47,500
13,500	Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project, Rev., VRDO, FNMA, LOC: FNMA, 0.96%, 12/07/2017 (z)	13,500
40,045	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, 0.99%, 12/07/2017 (z)	40,045
26,030	Nassau County Interim Finance Authority, Sales Tax, Series A, Rev., VRDO, 0.98%, 12/07/2017 (z)	26,030

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
30,630	Nassau County Interim Finance Authority, Sales Tax Secured, Series C, Rev., VRDO, 0.98%, 12/07/2017 (z)	30,630
	Nassau Health Care Corp., Nassau County Guaranteed,
9,925	Subseries B-1, Rev., VRDO, LOC: TD Bank NA, 0.94%, 12/07/2017 (z)	9,925
13,845	Subseries B-2, Rev., VRDO, LOC: TD Bank NA, 0.99%, 12/07/2017 (z)	13,845
	New York City Health & Hospital Corp., Health System,
8,750	Series B, Rev., VRDO, LOC: TD Bank NA, 0.98%, 12/07/2017 (z)	8,750
36,100	Series C, Rev., VRDO, LOC: TD Bank NA, 0.95%, 12/07/2017 (z)	36,100
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.03%, 12/07/2017 (z)	4,760
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.01%, 12/07/2017 (z)	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America NA, 0.99%, 12/07/2017 (z)	7,255
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.03%, 12/07/2017 (z)	13,600
9,200	New York City Housing Development Corp., Multi-Family Mortgage, Markham Gardens Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.00%, 12/07/2017 (z)	9,200
43,050	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.01%, 12/07/2017 (z)	43,050
10,630	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 12/07/2017 (z)	10,630
16,750	New York City Municipal Water Finance Authority, Water & Sewer, Subseries B-3, Rev., VRDO, 0.96%, 12/01/2017 (z)	16,750
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
64,400	Subseries B-1A, Rev., VRDO, 1.00%, 12/07/2017 (z)	64,400
23,805	Subseries B-4, Rev., VRDO, 0.99%, 12/07/2017 (z)	23,805
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
5,600	Series B, Subseries B-1, Rev., VRDO, 0.95%, 12/01/2017 (z)	5,600
20,135	Subseries B-2, Rev., VRDO, 0.89%, 12/01/2017 (z)	20,135
34,390	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2013, Series AA, Subseries AA-1, Rev., VRDO, 0.97%, 12/01/2017 (z)	34,390
27,800	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2015, Rev., VRDO, 0.96%, 12/01/2017 (z)	27,800
66,935	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2001, Subseries F-1, Rev., VRDO, 0.97%, 12/01/2017 (z)	66,935
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009,
25,700	Series BB, Subseries BB-1, Rev., VRDO, 0.99%, 12/01/2017 (z)	25,700
59,585	Subseries BB-2, Rev., VRDO, 0.98%, 12/01/2017 (z)	59,585
37,700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Subseries AA-2, Rev., VRDO, 0.99%, 12/07/2017 (z)	37,700
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014,
38,295	Series AA, Subseries AA-5, Rev., VRDO, 0.97%, 12/01/2017 (z)	38,295
23,765	Series AA, Subseries AA1-AA6, Rev., VRDO, 0.88%, 12/01/2017 (z)	23,765
42,350	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-3, Rev., VRDO, 1.01%, 12/07/2017 (z)	42,350
67,225	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2016, Series AA-2, Rev., VRDO, 0.97%, 12/01/2017 (z)	67,225
37,500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2017, Subseries BB-3, Rev., VRDO, 1.01%, 12/07/2017 (z)	37,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
26,550	New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries E-4, Rev., VRDO, 0.96%, 12/01/2017 (z)	26,550
66,200	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A-1, Rev., VRDO, 0.98%, 12/07/2017 (z)	66,200
50,510	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.96%, 12/07/2017 (z)	50,510
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
12,000	Subseries A-4, Rev., VRDO, 0.95%, 12/01/2017 (z)	12,000
21,555	Subseries C4, Rev., VRDO, 0.96%, 12/01/2017 (z)	21,555
2,650	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-4, Rev., VRDO, 0.95%, 12/01/2017 (z)	2,650
65,760	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries D-3, Rev., VRDO, 0.97%, 12/01/2017 (z)	65,760
71,365	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-3, Rev., VRDO, 0.98%, 12/01/2017 (z)	71,365
	New York City Transitional Finance Authority, New York City Recovery,
1,765	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 1.04%, 12/07/2017 (z)	1,765
14,815	Series 3, Subseries 3-G, Rev., VRDO, 0.97%, 12/07/2017 (z)	14,815
11,110	Subseries 2-F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking, 1.02%, 12/07/2017 (z)	11,110
8,195	New York City Transitional Finance Authority, Recovery Bonds, Series 1, Subseries 1D, Rev., VRDO, 0.95%, 12/01/2017 (z)	8,195
13,785	New York City Trust for Cultural Resources, American Museum of Natural History, Series B3, Rev., VRDO, 0.95%, 12/07/2017 (z)	13,785
3,160	New York Liberty Development Corp., Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 0.99%, 12/07/2017 (e) (z)	3,160
	New York State Dormitory Authority,
7,400	Series 2016-XF2282, Rev., VRDO, LIQ: Citibank NA, 0.99%, 12/07/2017 (e) (z)	7,400
50,000	Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.97%, 12/07/2017 (z)	50,000
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
101,235	Series C, Rev., VRDO, LOC: Bank of America NA, 0.99%, 12/07/2017 (z)	101,235
44,030	Series D, Rev., VRDO, LOC: TD Bank NA, 0.95%, 12/07/2017 (z)	44,030
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.98%, 12/07/2017 (z)	69,525
21,950	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America NA, 0.99%, 12/07/2017 (z)	21,950
12,700	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.02%, 12/07/2017 (z)	12,700
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
35,100	Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.98%, 12/07/2017 (z)	35,100
14,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.99%, 12/07/2017 (z)	14,920
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.99%, 12/07/2017 (z)	2,755
83,000	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.01%, 12/07/2017 (z)	83,000
23,250	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 1.05%, 12/07/2017 (z)	23,250
15,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	15,000
	New York State Housing Finance Agency, 350 West 43rd Street Housing,
23,000	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.00%, 12/01/2017 (z)	23,000
44,500	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.00%, 12/01/2017 (z)	44,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
2,400	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 12/07/2017 (z)	2,400
9,000	New York State Housing Finance Agency, 363 West 30th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.00%, 12/07/2017 (z)	9,000
40,000	New York State Housing Finance Agency, 42nd and 10th Housing, Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.98%, 12/07/2017 (z)	40,000
35,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 1.00%, 12/01/2017 (z)	35,000
58,310	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.00%, 12/01/2017 (z)	58,310
30,000	New York State Housing Finance Agency, 55 West 25th Street Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	30,000
21,500	New York State Housing Finance Agency, 555 Tenth Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.98%, 12/07/2017 (z)	21,500
25,000	New York State Housing Finance Agency, 600 West 42nd Street Housing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.01%, 12/07/2017 (z)	25,000
25,180	New York State Housing Finance Agency, 606 West 57th Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.98%, 12/07/2017 (z)	25,180
5,500	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 0.93%, 12/07/2017 (z)	5,500
102,685	New York State Housing Finance Agency, 8 East 120nd Street Housing, Series A, Rev., VRDO, LOC: TD Bank NA, 0.97%, 12/07/2017 (z)	102,685
35,950	New York State Housing Finance Agency, Bowery Place Housing, Series A, Rev., VRDO, FHLMC, 0.97%, 12/07/2017 (z)	35,950
15,000	New York State Housing Finance Agency, Chelsea Apartments Housing, Series A, Rev., VRDO, FNMA, 1.02%, 12/07/2017 (z)	15,000
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.98%, 12/07/2017 (z)	3,900
28,200	New York State Housing Finance Agency, East 84th Street Housing, Series A, Class E, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	28,200
42,750	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 1.05%, 12/07/2017 (z)	42,750
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.02%, 12/07/2017 (z)	7,050
	New York State Housing Finance Agency, Riverside Center 2 Housing,
41,200	Rev., VRDO, LOC: Bank of America NA, 0.99%, 12/07/2017 (z)	41,200
3,000	Subseries A-2, Rev., VRDO, LOC: Bank of America NA, 0.99%, 12/07/2017 (z)	3,000
15,550	New York State Housing Finance Agency, Service Contract, Series M-1, Rev., VRDO, 0.96%, 12/07/2017 (z)	15,550
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.08%, 12/07/2017 (z)	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.98%, 12/07/2017 (z)	50,065
1,800	New York State Housing Finance Agency, Tribeca Landing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 12/07/2017 (z)	1,800
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 12/07/2017 (z)	2,100
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 12/07/2017 (z)	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 12/07/2017 (z)	3,400
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-99, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 12/07/2017 (e) (z)	20,000
11,250	Tender Option Bond Trust Receipts/CTFS, Series 2016-XG0018, Rev., VRDO, LIQ: Bank of America NA, 0.99%, 12/07/2017 (e) (z)	11,250

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
26,450	Series A, Rev., VRDO, LOC: TD Bank NA, 0.94%, 12/07/2017 (z)	26,450
54,845	Series B, Subseries B-1, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	54,845
27,650	Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.98%, 12/07/2017 (z)	27,650

		3,487,309

	North Carolina — 2.9%
24,720	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.96%, 12/07/2017 (z)	24,720
49,405	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.95%, 12/07/2017 (z)	49,405
7,675	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.99%, 12/07/2017 (z)	7,675
19,580	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.99%, 12/07/2017 (z)	19,580
5,230	City of Raleigh, Combined Enterprise System, Series B, Rev., VRDO, 0.98%, 12/07/2017 (z)	5,230
	City of Raleigh, Downtown Improvement Projects,
40,900	Series A, COP, VRDO, 0.93%, 12/07/2017 (z)	40,900
61,715	Series B-1, COP, VRDO, 0.93%, 12/07/2017 (z)	61,715
40,355	Series B-2, COP, VRDO, 0.96%, 12/07/2017 (z)	40,355
8,125	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.98%, 12/07/2017 (z)	8,125
17,830	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Series 2007, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.98%, 12/07/2017 (z)	17,830
	Forsyth County,
6,135	Series A, GO, VRDO, 0.96%, 12/07/2017 (z)	6,135
6,000	Series B, GO, VRDO, 0.96%, 12/07/2017 (z)	6,000
13,100	Series B, GO, VRDO, 0.96%, 12/07/2017 (z)	13,100
15,100	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.96%, 12/07/2017 (z)	15,100
13,695	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.95%, 12/07/2017 (z)	13,695
	North Carolina Medical Care Commission, Moses Cone Health System,
16,300	Series A, Rev., VRDO, 0.96%, 12/07/2017 (z)	16,300
33,755	Series A, Rev., VRDO, 1.00%, 12/07/2017 (z)	33,755
14,900	Orange Water & Sewer Authority, Series B, Rev., VRDO, 0.96%, 12/07/2017 (z)	14,900
14,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Series 2010, Rev., VRDO, LOC: Credit Industrial ET, 1.05%, 12/07/2017 (z)	14,800
	University of North Carolina, University Hospital at Chapel Hill,
12,500	Series A, Rev., VRDO, 0.95%, 12/07/2017 (z)	12,500
19,190	Series B, Rev., VRDO, 0.94%, 12/07/2017 (z)	19,190

		441,010

	Ohio — 0.9%
400	City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Series 2008, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	400
9,305	County of Cuyahoga, Civic Facilities, Rev., VRDO, LOC: PNC Bank NA, 0.97%, 12/07/2017 (z)	9,305
22,305	County of Cuyahoga, Ohio, Hospital Facilities, Sisters of Charity Health System, Series 2000, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	22,305
11,400	County of Hamilton, Hospital Facilities, Series B, Rev., VRDO, 0.96%, 12/07/2017 (z)	11,400
45,000	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series 2016 A, Rev., VRDO, LIQ: BMO Harris Bank NA, 1.00%, 12/07/2017 (z)	45,000
28,745	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-104, Rev., VRDO, 1.00%, 12/07/2017 (z)	28,745
18,150	State of Ohio, Infrastructure Improvement, Series A, GO, VRDO, 1.00%, 12/07/2017 (z)	18,150

		135,305

	Oregon — 0.1%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.95%, 12/07/2017 (z)	15,450

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — continued
3,635	State of Oregon, Facilities Authority, PeaceHealth, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.99%, 12/07/2017 (z)	3,635

		19,085

	Pennsylvania — 3.4%
	Bucks County IDA, Grand View Hospital,
10,540	Series A, Rev., VRDO, LOC: TD Bank NA, 0.95%, 12/07/2017 (z)	10,540
21,400	Series B, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	21,400
19,090	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 1.00%, 12/07/2017 (e) (z)	19,090
8,570	Butler County General Authority, North Allegheny School District Project, Series B, Rev., VRDO, 0.97%, 12/07/2017 (z)	8,570
25,000	City of Philadelphia, Series A, Rev., 2.00%, 06/29/2018	25,095
	City of Philadelphia, Gas Works, 1998 General Ordinance, Eight,
18,115	Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.96%, 12/07/2017 (z)	18,115
12,900	Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.98%, 12/07/2017 (z)	12,900
	County of Allegheny,
33,775	Series C, GO, VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	33,775
12,000	Series C-51, GO, VRDO, 0.96%, 12/07/2017 (z)	12,000
26,000	Delaware County, Industrial Development Authority, Revenue Refunding, Rev., VRDO, 0.95%, 12/01/2017 (z)	26,000
16,295	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 1.00%, 12/07/2017 (e) (z)	16,295
26,560	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	26,560
16,225	Lackawanna County Multi-Purpose Stadium Authority, Hotel Room Rental Tax, Rev., VRDO, LOC: PNC Bank NA, 0.97%, 12/07/2017 (z)	16,225
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
18,910	Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	18,910
2,405	Series A-T2, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	17,080
12,690	Pennsylvania Housing Finance Agency, Building Development, Rev., VRDO, 0.98%, 12/07/2017 (z)	12,690
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
10,300	Series 2005-88B, Rev., VRDO, AMT, 0.98%, 12/07/2017 (z)	10,300
43,725	Series 2005-89, Rev., VRDO, AMT, 0.98%, 12/07/2017 (z)	43,725
10,230	Series 2006-94B, Rev., VRDO, AMT, 0.98%, 12/07/2017 (z)	10,230
5,760	Series 2007-99C, Rev., VRDO, AMT, 0.99%, 12/07/2017 (z)	5,760
28,305	Philadelphia Authority, Industrial Development Multi-Modal Lease, Series B-3, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	28,305
46,245	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: PNC Bank NA, 0.96%, 12/07/2017 (z)	46,245
72,250	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-101, Rev., VRDO, LIQ: Royal Bank of Canada, 1.00%, 12/07/2017 (e) (z)	72,250

		514,465

	Rhode Island — 0.5%
1,560	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America NA, 1.24%, 12/07/2017 (z)	1,560
32,190	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Roger Williams University Issue, Series 2008 B, Rev., VRDO, LOC: U.S. Bank NA, 0.98%, 12/07/2017 (z)	32,190
7,045	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series 2008 B, Rev., VRDO, LOC: TD Bank NA, 0.94%, 12/07/2017 (z)	7,045
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.03%, 12/07/2017 (z)	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.03%, 12/07/2017 (z)	24,600

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Rhode Island — continued
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.94%, 12/01/2017 (z)	450

		72,845

	South Carolina — 0.2%
10,000	City of Columbia, Waterworks & Sewer System, Series 2009, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.97%, 12/07/2017 (z)	10,000
3,600	City of North Charleston, Public Facilities Convention, Convention Center Project, COP, VRDO, LOC: Bank of America NA, 0.94%, 12/07/2017 (z)	3,600
24,285	South Carolina Jobs-Economic Development Authority, Anmed Health Project, Revenue Refunding, Series A, Rev., VRDO, 0.93%, 12/07/2017 (z)	24,285

		37,885

	South Dakota — 0.1%
11,700	South Dakota Housing Development Authority, Home Ownership Mortgage, Series F, Rev., VRDO, AMT, 1.01%, 12/07/2017 (z)	11,700

	Tennessee — 0.7%
	City of Johnson, Health and Educational Facilities Board,
8,075	Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.98%, 12/07/2017 (z)	8,075
31,835	Series A, Rev., VRDO, 0.99%, 12/07/2017 (z)	31,835
13,400	Metropolitan Government of Nashville & Davidson County Industrial Development Board, Multifamily Housing, Arbor Knoll, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	13,400
57,500	Metropolitan Government of Nashville & Davidson County, Water and Sewer, Series A, 0.90%, 12/07/2017	57,500

		110,810

	Texas — 5.5%
8,900	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 12/07/2017 (z)	8,900
44,025	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 1.03%, 12/07/2017 (z)	44,025
18,715	City of Austin, Texas Hotel Occupancy Tax, Series A, Rev., VRDO, 0.99%, 12/07/2017 (z)	18,715
29,895	City of Garland, Electric Utility System, Series 2014, 0.96%, 12/08/2017	29,895
	City of Houston, Combined Utility System, First Lien,
10,600	Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.98%, 12/07/2017 (z)	10,600
21,000	Series B-2, Rev., VRDO, LOC: Citibank NA, 0.98%, 12/07/2017 (z)	21,000
41,700	Series B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.98%, 12/07/2017 (z)	41,700
40,500	City of San Antonio, Electric & Gas Systems, Series B, 0.90%, 12/07/2017	40,500
84,705	City of San Antonio, Water System, Series B, 0.96%, 12/07/2017	84,705
24,225	County of Harris, Series SGC-31, Class A, Rev., VRDO, LOC: Societe Generale, 1.00%, 12/07/2017 (z)	24,225
25,000	County of Harris, Cultural Education Facilities Finance Corp., Hospital, Memorial Hermann Health System, Rev., VRDO, 0.99%, 12/07/2017 (z)	25,000
10,600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 1.04%, 12/07/2017 (z)	10,600
12,000	Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl LP Project, Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.04%, 12/07/2017 (z)	12,000
	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System,
24,690	Rev., VRDO, 0.99%, 12/07/2017 (z)	24,690
18,500	Series D, Rev., VRDO, 0.99%, 12/07/2017 (z)	18,500
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
6,150	Series A, Rev., VRDO, 0.94%, 12/01/2017 (z)	6,150
1,300	Series A-2, Rev., VRDO, 0.94%, 12/01/2017 (z)	1,300
100	Subseries A-3, Rev., VRDO, 0.94%, 12/01/2017 (z)	100
	North Texas Tollway Authority,
6,750	Series 2016-XG0036, Rev., VRDO, LIQ: Citibank NA, 1.00%, 12/07/2017 (e) (z)	6,750
18,600	Series D, Rev., VRDO, 0.97%, 12/07/2017 (z)	18,600
88,470	State of Texas, Series 2016, GO, VRDO, 0.97%, 12/07/2017 (z)	88,470
3,685	SunAmerica Taxable Trust, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.03%, 12/07/2017 (z)	3,685

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
12,700	Tarrant County Cultural Education Facilities Finance Corp, Rev., VRDO, 0.93%, 12/01/2017 (z)	12,700
	Tarrant County Cultural Education Facilities Finance Corp.,
25,000	Rev., VRDO, 0.98%, 12/07/2017 (z)	25,000
55,735	Rev., VRDO, 0.98%, 12/07/2017 (z)	55,735
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
18,500	Series 2012-B, Rev., VRDO, 0.97%, 12/07/2017 (z)	18,500
46,860	Series A, Rev., VRDO, 0.97%, 12/07/2017 (z)	46,860
	Tender Option Bond Trust Receipts/CTFS,
9,335	Series 2015-XM0071, Rev., VRDO, AGM, LIQ: Bank of America NA, 1.02%, 12/07/2017 (e) (z)	9,335
9,495	Series 2016-XF2321, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.00%, 12/07/2017 (e) (z)	9,495
4,700	Texas Department of Housing & Community Affairs, Multi-Family Housing, Terraces at Cibolo, Rev., VRDO, LOC: Citibank NA, 1.04%, 12/07/2017 (z)	4,700
740	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Series A-1, Rev., VRDO, FHLMC, LOC: FHLMC, 1.02%, 12/07/2017 (z)	740
36,650	Texas Public Finance Authority, Series 2003, 0.97%, 01/03/2018	36,650
60,000	Texas Transportation Commission, State Highway Fund, Series B1, Rev., VRDO, 0.98%, 12/07/2017 (z)	60,000
	University of Texas System (The),
14,419	Series A, 0.90%, 12/14/2017	14,419
12,740	Series A, 0.99%, 02/12/2018	12,740

		846,984

	Utah — 1.5%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, 1.00%, 12/07/2017 (z)	23,700
	County of Utah Hospital, IHC Health Services, Inc.,
8,225	Series B, Rev., VRDO, 0.96%, 12/07/2017 (z)	8,225
22,150	Series B, Rev., VRDO, 0.96%, 12/07/2017 (z)	22,150
91,000	Series C, Rev., VRDO, 0.92%, 12/07/2017 (z)	91,000
27,500	Series C, Rev., VRDO, 0.96%, 12/07/2017 (z)	27,500
8,300	Series C, Rev., VRDO, 0.96%, 12/07/2017 (z)	8,300
32,830	Series D, Rev., VRDO, 0.96%, 12/07/2017 (z)	32,830
	Utah Housing Finance Agency, Single Family Mortgage,
3,525	Series D-1, Rev., VRDO, AMT, 1.00%, 12/07/2017 (z)	3,525
3,625	Series E-1, Class I Shares, Rev., VRDO, AMT, 1.00%, 12/07/2017 (z)	3,625
3,455	Series F-2, Class I Shares, Rev., VRDO, 0.94%, 12/07/2017 (z)	3,455

		224,310

	Vermont — 0.3%
51,605	Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Care Project, Series A, Rev., VRDO, LOC: TD Banknorth NA, 0.98%, 12/07/2017 (z)	51,605

	Virginia — 2.5%
20,195	Arlington County IDA, Multi-family Housing, Gates of Ballston Apartments, Series 2005, Rev., VRDO, LOC: PNC Bank NA, 1.02%, 12/07/2017 (z)	20,195
20,300	County of Loudon, IDA, Multi-Modal, Howard Huges Medical Institute, Series B, Rev., VRDO, 0.96%, 12/07/2017 (z)	20,300
	FHLMC, Multi-Family Housing,
14,775	Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.02%, 12/07/2017 (z)	14,775
43,499	Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.02%, 12/07/2017 (z)	43,499
18,224	Series M020, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.02%, 12/07/2017 (z)	18,224
49,615	Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.02%, 12/07/2017 (z)	49,615
17,920	Series M024, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.02%, 12/07/2017 (z)	17,920
20,625	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.03%, 12/07/2017 (z)	20,625
11,340	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.03%, 12/07/2017 (z)	11,340

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — continued
	Loudoun County IDA, Howard Hughes Medical Institute,
47,125	Series A, Rev., VRDO, 0.95%, 12/07/2017 (z)	47,125
24,400	Series B, Rev., VRDO, 0.95%, 12/07/2017 (z)	24,400
29,070	Series C, Rev., VRDO, 0.96%, 12/07/2017 (z)	29,070
15,000	Series D, Rev., VRDO, 0.96%, 12/07/2017 (z)	15,000
20,500	Series E, Rev., VRDO, 0.97%, 12/07/2017 (z)	20,500
6,410	Loudoun County Sanitation Authority, Water & Sewer System, Rev., VRDO, 0.96%, 12/07/2017 (z)	6,410
9,400	Virginia College Building Authority, Educational Facilities, Washington and Lee University, Series B, Rev., VRDO, 0.93%, 12/07/2017 (z)	9,400
9,975	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Series 2004, Rev., VRDO, 0.97%, 12/07/2017 (z)	9,975

		378,373

	Washington — 1.2%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.97%, 12/07/2017 (z)	17,000
22,000	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.97%, 12/07/2017 (z)	22,000
28,245	King County Housing Authority, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.02%, 12/07/2017 (z)	28,245
23,850	Port of Seattle, Subordinate Lien, Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.00%, 12/07/2017 (z)	23,850
1,575	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank NA, 1.01%, 12/01/2017 (z)	1,575
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.04%, 12/07/2017 (z)	9,985
17,640	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens Tacoma Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.04%, 12/07/2017 (z)	17,640
27,180	Washington State Housing Finance Commission, Multi-Family Housing, Queen Anne Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.04%, 12/07/2017 (z)	27,180
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Seasons Apartments Project, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.02%, 12/07/2017 (z)	14,660
24,710	Washington State Housing Finance Commission, Multi-Family Housing, Urban Center Apartments Project, Series 2012, Rev., VRDO, FHLMC, LOC: FHLMC, 0.99%, 12/07/2017 (z)	24,710

		186,845

	Wisconsin — 0.8%
	State of Wisconsin,
29,415	Series 13-A, 0.97%, 12/06/2017	29,415
13,000	Series 16-A, 0.88%, 12/04/2017	13,000
16,530	Series 16-A, 0.98%, 01/08/2018	16,530
49,615	Wisconsin Health & Educational Facilities, 0.93%, 01/04/2018	49,615
11,205	Wisconsin Housing & EDA, Home Ownership, Series C, Rev., VRDO, 0.99%, 12/07/2017 (z)	11,205

		119,765

	Wyoming — 0.3%
48,950	County of Lincoln, Wyoming Pollution Control, Exxonmobile Project, Series E, Rev., VRDO, 0.94%, 12/01/2017 (z)	48,950

	Total Municipal Bonds (Cost $14,225,137)	14,225,137

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 7.1%
	California — 2.7%
	Nuveen California AMT-Free Quality Municipal Income Fund
26,500	Series 3, LIQ: TD Bank NA, 1.05%, 12/07/2017 # (e)	26,500
30,000	Series 6, LIQ: Sumitomo Mitsui Banking, 1.05%, 12/07/2017 # (e)	30,000
	Nuveen California Quality Municipal Income Fund
59,200	Series 1, LIQ: Societe Generale, 1.17%, 12/07/2017 # (e)	59,200
27,500	Series 2, LIQ: Citibank NA, 1.12%, 12/07/2017 # (e)	27,500
26,800	Series 3, LIQ: TD Bank NA, 1.12%, 12/07/2017 # (e)	26,800

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
	California — continued
58,500	Series 4, LIQ: Royal Bank of Canada, 1.12%, 12/07/2017 # (e)	58,500
84,900	Series 5, LIQ: Citibank NA, 1.12%, 12/07/2017 # (e)	84,900
67,600	Series 6, LIQ: Citibank NA, 1.12%, 12/07/2017 # (e)	67,600
21,000	Series 7, LIQ: Royal Bank of Canada, 1.12%, 12/07/2017 # (e)	21,000

		402,000

	New York — 1.0%
	Nuveen New York AMT-Free Quality Municipal Income Fund
28,600	Series 1, LIQ: Citibank NA, 1.05%, 12/07/2017 # (e)	28,600
47,400	Series 2, LIQ: Citibank NA, 1.05%, 12/07/2017 # (e)	47,400
8,500	Series 3, LIQ: Citibank NA, 1.05%, 12/07/2017 # (e)	8,500
40,000	Series 5, LIQ: TD Bank NA, 1.05%, 12/07/2017 # (e)	40,000
30,000	Series 5, LIQ: Sumitomo Mitsui Banking, 1.07%, 12/07/2017 # (e)	30,000

		154,500

	Other — 3.4%
	Nuveen AMT-Free Municipal Credit Income Fund
147,000	Series 5, LIQ: Societe Generale, 1.07%, 12/07/2017 # (e)	147,000
133,300	Series 6, LIQ: Sumitomo Mitsui Banking, 1.07%, 12/07/2017 # (e)	133,300
	Nuveen AMT-Free Quality Municipal Income Fund
92,000	Series 2, LIQ: Citibank NA, 1.07%, 12/07/2017 # (e)	92,000
153,500	Series 3, LIQ: Toronto-Dominion Bank, 1.05%, 12/07/2017 # (e)	153,500

		525,800

	Total Variable Rate Demand Preferred Shares (Cost $1,082,300)	1,082,300

	Total Investments — 100.0% (Cost $15,307,437) *	15,307,437
	Liabilities in Excess of Other Assets — 0.0% (g)	(5,997)

	NET ASSETS — 100.0%	$15,301,440

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2017.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of November 30, 2017.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$15,307,437	$—	$15,307,437

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2017.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 0.9%
278	ABFC Trust, Series 2006-OPT2, Class A2, 1.47%, 10/25/2036 (z) (bb)	258
231	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, 1.42%, 07/25/2036 (z) (bb)	81
500	American Airlines Pass-Through Trust, Series 2017-1, Class AA, 3.65%, 02/15/2029	518
157	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A2, 1.43%, 12/25/2036 (z) (bb)	156
230	Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A3, 1.47%, 08/25/2037 (z) (bb)	222
156	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A1, 1.47%, 10/25/2036 (z) (bb)	140
	CWABS Asset-Backed Certificates Trust,
245	Series 2006-17, Class 2A2, 1.48%, 03/25/2047 (z) (bb)	237
556	Series 2006-18, Class 2A2, 1.49%, 03/25/2037 (z)	547
	CWABS Revolving Home Equity Loan Trust,
21	Series 2004-I, Class A, 1.54%, 02/15/2034 (z) (bb)	20
22	Series 2004-K, Class 2A, 1.55%, 02/15/2034 (z) (bb)	21
	CWABS, Inc. Asset-Backed Certificates,
314	Series 2003-5, Class MF1, 5.26%, 01/25/2034 (z) (bb)	318
10	Series 2004-1, Class 3A, 1.89%, 04/25/2034 (z) (bb)	9
289	Series 2004-1, Class M1, 2.08%, 03/25/2034 (z) (bb)	290
49	Series 2004-1, Class M2, 2.15%, 03/25/2034 (z) (bb)	49
	GSAMP Trust,
112	Series 2005-WMC1, Class M1, 2.06%, 09/25/2035 (z) (bb)	109
197	Series 2006-FM1, Class A1, 1.49%, 04/25/2036 (z) (bb)	153
46	Series 2006-FM2, Class A2C, 1.48%, 09/25/2036 (z) (bb)	22
38	Series 2006-FM2, Class A2D, 1.57%, 09/25/2036 (z) (bb)	19
209	Series 2006-HE3, Class A2C, 1.49%, 05/25/2046 (z) (bb)	206
278	Series 2007-HE1, Class A2C, 1.48%, 03/25/2047 (z) (bb)	255
142	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-C, Class 3A3, 1.48%, 08/25/2036 (z) (bb)	136
59	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, 1.48%, 08/25/2036 (z) (bb)	58
52	Long Beach Mortgage Loan Trust, Series 2004-1, Class M2, 2.15%, 02/25/2034 (z) (bb)	52
	MASTR Asset-Backed Securities Trust,
90	Series 2006-HE4, Class A2, 1.44%, 11/25/2036 (z) (bb)	45
116	Series 2006-HE4, Class A3, 1.48%, 11/25/2036 (z) (bb)	58
164	Series 2006-NC3, Class A1, 1.46%, 10/25/2036 (z) (bb)	103
110	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2B, 2.33%, 07/25/2037 (z) (bb)	107
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, 2.00%, 03/25/2035 (z) (bb)	739
126	Series 2006-2, Class A2B, 1.49%, 08/25/2036 (z) (bb)	116
	NovaStar Mortgage Funding Trust,
169	Series 2006-4, Class A2C, 1.48%, 09/25/2036 (z) (bb)	97
18	Series 2006-4, Class A2D, 1.58%, 09/25/2036 (z) (bb)	10
280	Series 2007-1, Class A1A, 1.46%, 03/25/2037 (z) (bb)	217
266	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, 1.56%, 12/25/2035 (z)	264
223	RAMP Trust, Series 2005-EFC6, Class M1, 1.74%, 11/25/2035 (z) (bb)	224
170	RASC Trust, Series 2007-KS3, Class AI3, 1.58%, 04/25/2037 (z) (bb)	167
138	Securitized Asset-Backed Receivables LLC Trust, Series 2006-NC3, Class A1, 1.47%, 09/25/2036 (z) (bb)	99
73	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC5, Class A4, 1.50%, 12/25/2036 (z) (bb)	71
100	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M3, 5.35%, 05/25/2047 (e) (z) (bb)	101

	Total Asset-Backed Securities (Cost $6,002)	6,294

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Closed End Funds — 0.2%
46		BlackRock Corporate High Yield Fund, Inc.	505
22		BlackRock Debt Strategies Fund, Inc.	249
15		Blackstone/GSO Strategic Credit Fund	237
8		Eaton Vance Floating-Rate Income Trust	111
9		Eaton Vance Senior Income Trust	61
11		Invesco Dynamic Credit Opportunities Fund	123
15		Nuveen Credit Strategies Income Fund	122
7		Nuveen Floating Rate Income Opportunity Fund	79
11		Prudential Global Short Duration High Yield Fund, Inc.	152

		Total Closed End Funds (Cost $1,518)	1,639

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 1.2%
		Alternative Loan Trust,
176		Series 2005-J3, Class 3A1, 6.50%, 09/25/2034	175
104		Series 2006-J2, Class A1, 1.83%, 04/25/2036 (z)	65
		Banc of America Funding Trust,
96		Series 2014-R7, Class 1A1, 1.48%, 05/26/2036 (e) (z)	92
59		Series 2014-R7, Class 2A1, 1.47%, 09/26/2036 (e) (z)	55
398		Series 2015-R4, Class 5A1, 1.39%, 10/25/2036 (e) (z)	376
		Banc of America Mortgage Trust,
71		Series 2005-A, Class 3A1, 3.62%, 02/25/2035 (z)	70
178		Series 2007-3, Class 1A1, 6.00%, 09/25/2037	173
25		CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, 1.68%, 05/25/2037 (z)	19
		Citigroup Mortgage Loan Trust,
68		Series 2014-10, Class 1A1, 1.37%, 11/25/2036 (e) (z)	67
91		Series 2014-10, Class 4A1, 1.41%, 02/25/2037 (e) (z)	84
229		Series 2014-12, Class 1A4, 1.36%, 08/25/2036 (e) (z)	213
65		Series 2014-12, Class 2A4, 3.36%, 02/25/2037 (e) (z)	62
107		Series 2014-C, Class A, 3.25%, 02/25/2054 (e) (z)	107
215		COLT Mortgage Loan Trust, Series 2017-2, Class A2A, 2.57%, 10/25/2047 (e) (z)	215
174		Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 4A1, 6.00%, 09/25/2034	177
44		CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-29, Class 7A1, 6.50%, 12/25/2033	48
		CSMC,
25		Series 2011-12R, Class 3A1, 2.98%, 07/27/2036 (e) (z)	26
24		Series 2014-10R, Class 4A1, 1.41%, 12/27/2036 (e) (z)	23
26		Series 2014-11R, Class 8A1, 1.58%, 04/27/2037 (e) (z)	25
98		Series 2014-11R, Class 9A1, 1.38%, 10/27/2036 (e) (z)	94
9		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A1, 1.83%, 02/25/2035 (z)	9
118		Ellington Financial Mortgage Trust, Series 2017-1, Class A3, 2.84%, 10/25/2047 (e) (z)	118
47		FHLMC REMIC, Series 2980, Class QB, 6.50%, 05/15/2035	53
90		FNMA REMIC, Series 2012-98, Class SA, IF, IO, 4.72%, 05/25/2039 (z)	12
21		FNMA Trust, Series 2003-W3, Class 2A5, 5.36%, 06/25/2042	24
		FNMA, Connecticut Avenue Securities,
908		Series 2015-C03, Class 1M2, 6.33%, 07/25/2025 (z)	1,013
654		Series 2015-C04, Class 1M2, 7.03%, 04/25/2028 (z) (bb)	741
54		GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, 1.41%, 04/26/2037 (e) (z)	51
178		GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.75%, 03/25/2036	176
		HarborView Mortgage Loan Trust,
9		Series 2004-9, Class 2A, 3.56%, 12/19/2034 (z)	8
92		Series 2006-9, Class 2A1A, 1.49%, 11/19/2036 (z)	77
328		Impac CMB Trust, Series 2005-1, Class 2A1, 1.84%, 04/25/2035 (z)	322
233		JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.50%, 09/25/2020	225
—	(h)	Lehman XS Trust, Series 2006-18N, Class A2A, 1.48%, 12/25/2036 (z)	—	(h)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	LSTAR Securities Investment Ltd.,
196	Series 2016-7, Class A1, 3.24%, 12/01/2021 (e) (z)	197
136	Series 2017-2, Class A1, 3.24%, 02/01/2022 (e) (z)	136
106	Series 2017-3, Class A1, 3.24%, 04/01/2022 (e) (z)	106
229	Series 2017-6, Class A, 2.99%, 09/01/2022 (e) (z)	228
201	Series 2017-8, Class A, 2.99%, 11/01/2022 (e) (z)	201
151	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.75%, 08/25/2035	129
66	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, 1.59%, 12/26/2036 (e) (z)	62
856	RALI Trust, Series 2006-QS11, Class 1A1, 6.50%, 08/25/2036	774
257	RBSSP Resecuritization Trust, Series 2012-6, Class 10A2, 1.39%, 08/26/2036 (e) (z)	232
75	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, 2.55%, 12/10/2035 (e) (z) (bb)	37
	Residential Asset Securitization Trust,
203	Series 2005-A15, Class 1A7, 6.00%, 02/25/2036	205
229	Series 2006-R1, Class A2, 1.73%, 01/25/2046 (z)	110
191	RFMSI Trust, Series 2006-S9, Class A1, 6.25%, 09/25/2036	185
16	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 3.42%, 09/25/2037 (z)	16
	Verus Securitization Trust,
173	Series 2017-2A, Class A2, SUB, 2.64%, 07/25/2047 (e)	172
115	Series 2017-SG1A, Class A2, SUB, 2.77%, 11/25/2047 (e)	115
18	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, 1.78%, 09/25/2035 (z)	14
29	Wells Fargo Mortgage-Backed Securities Trust, Series 2005-16, Class A8, 5.75%, 01/25/2036	31

	Total Collateralized Mortgage Obligations (Cost $7,606)	7,945

Commercial Mortgage-Backed Securities — 0.2%
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, 4.75%, 11/15/2031 (e) (z) (bb)	100
143	Series 2014-FL2, Class COL2, 5.75%, 11/15/2031 (e) (z) (bb)	142
	Commercial Mortgage Trust,
130	Series 2014-FL5, Class KH1, 4.90%, 08/15/2031 (e) (z) (bb)	85
100	Series 2014-FL5, Class KH2, 5.75%, 08/15/2031 (e) (z) (bb)	15
430	Series 2015-CR23, Class CMD, 3.81%, 05/10/2048 (e) (z) (bb)	422
	Velocity Commercial Capital Loan Trust,
131	Series 2015-1, Class M3, 7.05%, 06/25/2045 (e) (z) (bb)	132
104	Series 2016-1, Class M3, 6.81%, 04/25/2046 (e) (z) (bb)	109
61	Series 2016-1, Class M5, 7.81%, 04/25/2046 (e) (z) (bb)	65
100	Series 2016-2, Class M3, 5.50%, 10/25/2046 (z) (bb)	100
100	Series 2017-2, Class M4, 5.00%, 11/25/2047 (e) (z)	100

	Total Commercial Mortgage-Backed Securities (Cost $1,356)	1,270

Convertible Bonds — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
493	Chesapeake Energy Corp., 5.50%, 09/15/2026 (e)	452

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
67	Clearwire Communications LLC, 8.25%, 12/01/2040 (e)	67

	Total Convertible Bonds (Cost $580)	519

Corporate Bonds — 54.6%
	Consumer Discretionary — 8.5%
	Auto Components — 0.3%
	American Axle & Manufacturing, Inc.,
430	6.25%, 03/15/2021	441
5	6.63%, 10/15/2022	5
8	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	8
	Dana, Inc.,
415	5.50%, 12/15/2024	440
500	6.00%, 09/15/2023	525
850	Delphi Corp., (United Kingdom), 7.13%, 05/01/2029 (d) (bb)	—	(h)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Auto Components — continued
6	Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026	6
4	Icahn Enterprises LP, 6.00%, 08/01/2020	4
600	Schaeffler Finance BV, (Germany), 4.75%, 05/15/2023 (e)	618

		2,047

	Automobiles — 1.2%
665	BMW US Capital LLC, (Germany), 3.30%, 04/06/2027 (e)	673
	Daimler Finance North America LLC, (Germany),
750	2.20%, 10/30/2021 (e)	737
750	2.25%, 03/02/2020 (e)	747
500	2.85%, 01/06/2022 (e)	502
500	Fiat Chrysler Automobiles NV, (United Kingdom), 5.25%, 04/15/2023	529
1,000	General Motors Co., 4.88%, 10/02/2023	1,081
1,000	Hyundai Capital America, 2.55%, 04/03/2020 (e)	991
	Nissan Motor Acceptance Corp.,
750	1.90%, 09/14/2021 (e)	730
750	2.13%, 03/03/2020 (e)	746
1,000	2.15%, 09/28/2020 (e)	993
750	2.65%, 07/13/2022 (e)	746

		8,475

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.50%, 04/01/2027	368
8	Sotheby’s, 5.25%, 10/01/2022 (e)	8

		376

	Hotels, Restaurants & Leisure — 1.4%
405	Darden Restaurants, Inc., 6.80%, 10/15/2037	533
750	International Game Technology plc, 6.25%, 02/15/2022 (e)	819
2	Interval Acquisition Corp., 5.63%, 04/15/2023	2
4	KFC Holding Co., 5.00%, 06/01/2024 (e)	4
1,000	Marriott International, Inc., 2.30%, 01/15/2022	982
	McDonald’s Corp.,
500	3.38%, 05/26/2025	511
500	3.50%, 03/01/2027	511
300	4.60%, 05/26/2045	329
	MGM Resorts International,
1,235	6.00%, 03/15/2023	1,362
250	7.75%, 03/15/2022	290
1,500	Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	1,503
	Sabre GLBL, Inc.,
5	5.25%, 11/15/2023 (e)	5
300	5.38%, 04/15/2023 (e)	312
2	Scientific Games International, Inc., 10.00%, 12/01/2022	2
	Starbucks Corp.,
1,500	2.20%, 11/22/2020	1,499
500	2.70%, 06/15/2022	504
500	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	516

		9,684

	Household Durables — 0.2%
14	American Greetings Corp., 7.88%, 02/15/2025 (e)	15
500	Newell Brands, Inc., 2.88%, 12/01/2019	505
605	Tempur Sealy International, Inc., 5.63%, 10/15/2023	629

		1,149

	Internet & Direct Marketing Retail — 0.5%
	Amazon.com, Inc.,
1,000	1.90%, 08/21/2020 (e)	993
500	3.80%, 12/05/2024	526
400	3.88%, 08/22/2037 (e)	417
400	4.95%, 12/05/2044	469
500	Expedia, Inc., 4.50%, 08/15/2024	524
500	Priceline Group, Inc. (The), 3.65%, 03/15/2025	508

		3,437

	Leisure Products — 0.2%
	Hasbro, Inc.,
500	3.15%, 05/15/2021	503
500	3.50%, 09/15/2027	488

		991

	Media — 3.8%
525	21st Century Fox America, Inc., 6.40%, 12/15/2035	663
63	Acosta, Inc., 7.75%, 10/01/2022 (e)	46
	Altice Financing SA, (Luxembourg),
750	6.63%, 02/15/2023 (e)	769
200	7.50%, 05/15/2026 (e)	209
600	Altice Luxembourg SA, (Luxembourg), 7.75%, 05/15/2022 (e)	573

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
200	AMC Entertainment Holdings, Inc., 5.75%, 06/15/2025	195
51	AMC Networks, Inc., 5.00%, 04/01/2024	52
	CBS Corp.,
1,000	2.90%, 01/15/2027	934
350	4.60%, 01/15/2045	346
6	CBS Radio, Inc., 7.25%, 11/01/2024 (e)	6
1,000	Charter Communications Operating LLC, 4.46%, 07/23/2022	1,042
8	Cinemark USA, Inc., 5.13%, 12/15/2022	8
	Clear Channel Worldwide Holdings, Inc.,
201	Series A, 6.50%, 11/15/2022	202
1,583	Series B, 6.50%, 11/15/2022	1,601
898	Series B, 7.63%, 03/15/2020	889
	Comcast Corp.,
1,000	1.63%, 01/15/2022	968
500	3.15%, 02/15/2028	494
500	3.38%, 02/15/2025	510
400	4.40%, 08/15/2035	430
250	4.50%, 01/15/2043	268
350	6.95%, 08/15/2037	478
	Cox Communications, Inc.,
500	3.50%, 08/15/2027 (e)	491
500	3.85%, 02/01/2025 (e)	513
894	CSC Holdings LLC, 10.88%, 10/15/2025 (e)	1,058
	Discovery Communications LLC,
500	3.45%, 03/15/2025	490
500	3.95%, 03/20/2028	489
	DISH DBS Corp.,
5	4.25%, 04/01/2018	5
735	5.00%, 03/15/2023	715
60	5.88%, 07/15/2022	62
1,700	5.88%, 11/15/2024	1,708
2	iHeartCommunications, Inc., 9.00%, 12/15/2019	1
138	LIN Television Corp., 5.88%, 11/15/2022	144
9	Midcontinent Communications, 6.88%, 08/15/2023 (e)	10
1,065	NBCUniversal Media LLC, 4.38%, 04/01/2021	1,134
400	Nexstar Broadcasting, Inc., 6.13%, 02/15/2022 (e)	414
300	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	320
	Scripps Networks Interactive, Inc.,
250	2.75%, 11/15/2019	251
500	3.50%, 06/15/2022	506
	Sinclair Television Group, Inc.,
12	5.88%, 03/15/2026 (e)	12
500	6.13%, 10/01/2022	519
	Sirius XM Radio, Inc.,
500	5.38%, 04/15/2025 (e)	526
490	6.00%, 07/15/2024 (e)	520
	Time Warner, Inc.,
500	3.60%, 07/15/2025	502
500	3.80%, 02/15/2027	498
330	5.35%, 12/15/2043	358
400	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	406
	Viacom, Inc.,
750	3.45%, 10/04/2026	711
1,250	4.25%, 09/01/2023	1,264
550	Videotron Ltd., (Canada), 5.38%, 06/15/2024 (e)	594
	Walt Disney Co. (The),
500	1.85%, 07/30/2026	456
500	4.13%, 06/01/2044	531
263	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	264

		26,155

	Multiline Retail — 0.3%
524	Neiman Marcus Group Ltd. LLC, 9.50%, (PIK), 10/15/2021 (e) (v)	276
	Target Corp.,
500	2.30%, 06/26/2019	502
750	2.50%, 04/15/2026	716
300	3.90%, 11/15/2047	297

		1,791

	Specialty Retail — 0.4%
430	Claire’s Stores, Inc., 9.00%, 03/15/2019 (e)	268
	Home Depot, Inc. (The),
500	2.00%, 06/15/2019	500
500	2.63%, 06/01/2022	503
350	3.90%, 06/15/2047	359
500	Michaels Stores, Inc., 5.88%, 12/15/2020 (e)	508
5	Party City Holdings, Inc., 6.13%, 08/15/2023 (e)	5
505	PetSmart, Inc., 7.13%, 03/15/2023 (e)	369

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — continued
500	Tiffany & Co., 3.80%, 10/01/2024	507

		3,019

	Textiles, Apparel & Luxury Goods — 0.1%
300	NIKE, Inc., 3.88%, 11/01/2045	307
500	Under Armour, Inc., 3.25%, 06/15/2026	439

		746

	Total Consumer Discretionary	57,870

	Consumer Staples — 4.2%
	Beverages — 1.2%
1,000	Anheuser-Busch InBev Finance, Inc., (Belgium), 4.70%, 02/01/2036	1,107
	Anheuser-Busch InBev Worldwide, Inc., (Belgium),
500	2.50%, 07/15/2022	496
700	6.88%, 11/15/2019	762
500	Coca-Cola Co. (The), 2.55%, 06/01/2026	488
500	Constellation Brands, Inc., 3.70%, 12/06/2026	511
	Dr Pepper Snapple Group, Inc.,
750	2.55%, 09/15/2026	704
500	3.40%, 11/15/2025	503
1,500	Molson Coors Brewing Co., 2.25%, 03/15/2020 (e)	1,495
	PepsiCo, Inc.,
250	2.25%, 01/07/2019	251
1,000	2.25%, 05/02/2022	990
500	3.60%, 03/01/2024	525
446	4.25%, 10/22/2044	478

		8,310

	Food & Staples Retailing — 0.8%
500	Costco Wholesale Corp., 2.75%, 05/18/2024	500
1,000	CVS Health Corp., 2.80%, 07/20/2020	1,006
888	CVS Pass-Through Trust, 7.51%, 01/10/2032 (e)	1,084
13	Fresh Market, Inc. (The), 9.75%, 05/01/2023 (e)	7
405	Koninklijke Ahold Delhaize NV, (Netherlands), 5.70%, 10/01/2040	466
	Kroger Co. (The),
750	2.65%, 10/15/2026	695
750	2.95%, 11/01/2021	760
	Walgreens Boots Alliance, Inc.,
500	3.80%, 11/18/2024	510
350	4.65%, 06/01/2046	358

		5,386

	Food Products — 1.4%
51	B&G Foods, Inc., 5.25%, 04/01/2025	52
5	Dean Foods Co., 6.50%, 03/15/2023 (e)	5
	General Mills, Inc.,
750	2.20%, 10/21/2019	750
500	3.20%, 02/10/2027	498
495	Grupo Bimbo SAB de CV, (Mexico), 4.88%, 06/30/2020 (e)	526
350	Hershey Co. (The), 3.38%, 08/15/2046	322
30	JBS USA LUX SA, (Brazil), 5.88%, 07/15/2024 (e)	30
300	JM Smucker Co. (The), 4.38%, 03/15/2045	312
	Kellogg Co.,
500	3.25%, 04/01/2026	495
500	3.40%, 11/15/2027	495
1,500	Kraft Heinz Foods Co., 2.80%, 07/02/2020	1,511
	Mondelez International Holdings Netherlands BV,
1,250	1.63%, 10/28/2019 (e)	1,233
750	2.00%, 10/28/2021 (e)	729
5	Pinnacle Foods Finance LLC, 5.88%, 01/15/2024	5
	Post Holdings, Inc.,
105	5.00%, 08/15/2026 (e)	104
5	6.00%, 12/15/2022 (e)	5
1,000	Smithfield Foods, Inc., 3.35%, 02/01/2022 (e)	1,002
5	TreeHouse Foods, Inc., 4.88%, 03/15/2022	5
	Tyson Foods, Inc.,
500	3.55%, 06/02/2027	507
250	3.95%, 08/15/2024	263
500	Unilever Capital Corp., (United Kingdom), 2.60%, 05/05/2024	494

		9,343

	Household Products — 0.2%
5	Central Garden & Pet Co., 6.13%, 11/15/2023	5
	HRG Group, Inc.,
88	7.75%, 01/15/2022	91
336	7.88%, 07/15/2019	338
350	Kimberly-Clark Corp., 3.90%, 05/04/2047	364
350	Procter & Gamble Co. (The), 3.50%, 10/25/2047	347

		1,145

	Personal Products — 0.0% (g)
42	Avon International Operations, Inc., (United Kingdom), 7.88%, 08/15/2022 (e)	43

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Tobacco — 0.6%
	Altria Group, Inc.,
500	2.63%, 01/14/2020	504
750	2.63%, 09/16/2026	722
1,000	BAT Capital Corp., (United Kingdom), 3.22%, 08/15/2024 (e)	997
	Philip Morris International, Inc.,
500	2.38%, 08/17/2022	492
500	3.13%, 03/02/2028	495
400	4.25%, 11/10/2044	414
725	5.65%, 05/16/2018	738

		4,362

	Total Consumer Staples	28,589

	Energy — 3.4%
	Energy Equipment & Services — 0.0% (g)
250	Halliburton Co., 3.50%, 08/01/2023	257

	Oil, Gas & Consumable Fuels — 3.4%
500	Anadarko Petroleum Corp., 3.45%, 07/15/2024	495
	Andeavor Logistics LP,
9	5.25%, 01/15/2025	10
750	6.13%, 10/15/2021	773
15	Antero Resources Corp., 5.13%, 12/01/2022	15
	BP Capital Markets plc, (United Kingdom),
1,000	1.67%, 02/13/2018	1,000
750	2.52%, 01/15/2020	757
300	2.75%, 05/10/2023	300
500	3.59%, 04/14/2027	515
500	3.81%, 02/10/2024	526
500	Canadian Natural Resources Ltd., (Canada), 1.75%, 01/15/2018	500
8	Carrizo Oil & Gas, Inc., 7.50%, 09/15/2020	8
222	Chesapeake Energy Corp., 8.00%, 12/15/2022 (e)	236
500	Chevron Corp., 2.41%, 03/03/2022	501
1,000	CNOOC Finance 2015 USA LLC, (China), 3.50%, 05/05/2025	1,009
475	ConocoPhillips, 6.50%, 02/01/2039	642
500	ConocoPhillips Co., 2.88%, 11/15/2021	505
850	DCP Midstream Operating LP, 9.75%, 03/15/2019 (e)	922
300	Denbury Resources, Inc., 4.63%, 07/15/2023	182
300	Energy Transfer LP, 5.15%, 03/15/2045	287
385	Enterprise Products Operating LLC, 7.55%, 04/15/2038	533
950	EP Energy LLC, 9.38%, 05/01/2020	703
300	Exxon Mobil Corp., 3.57%, 03/06/2045	296
15	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	15
350	Kinder Morgan Energy Partners LP, 2.65%, 02/01/2019	350
15	Kinder Morgan Finance Co. LLC, 6.00%, 01/15/2018 (e)	15
	Kinder Morgan, Inc.,
15	2.00%, 12/01/2017	15
135	3.05%, 12/01/2019	136
750	3.15%, 01/15/2023	745
500	4.30%, 06/01/2025	516
300	5.05%, 02/15/2046	302
1,000	Marathon Petroleum Corp., 3.63%, 09/15/2024	1,016
	MEG Energy Corp., (Canada),
300	6.38%, 01/30/2023 (e)	275
510	7.00%, 03/31/2024 (e)	459
12	Northern Oil and Gas, Inc., 8.00%, 06/01/2020	8
	Parsley Energy LLC,
21	5.38%, 01/15/2025 (e)	21
60	5.63%, 10/15/2027 (e)	62
59	PBF Logistics LP, 6.88%, 05/15/2023	61
	Petroleos Mexicanos, (Mexico),
500	5.38%, 03/13/2022 (e)	534
1,000	6.50%, 03/13/2027 (e)	1,103
250	Phillips 66, 4.65%, 11/15/2034	270
	Phillips 66 Partners LP,
500	3.61%, 02/15/2025	502
500	3.75%, 03/01/2028	495
300	4.90%, 10/01/2046	309
500	Reliance Industries Ltd., (India), 4.13%, 01/28/2025 (e)	520
	Sabine Pass Liquefaction LLC,
16	4.20%, 03/15/2028	16
248	5.00%, 03/15/2027	264
500	5.75%, 05/15/2024	555
5	Sanchez Energy Corp., 6.13%, 01/15/2023	4
67	SemGroup Corp., 5.63%, 11/15/2023	65
	Sunoco Logistics Partners Operations LP,
500	4.00%, 10/01/2027	492
500	4.25%, 04/01/2024	513
345	TransCanada PipeLines Ltd., (Canada), 6.10%, 06/01/2040	451

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
750	Valero Energy Corp., 3.40%, 09/15/2026	742
500	Western Gas Partners LP, 2.60%, 08/15/2018	501
	Williams Cos., Inc. (The),
500	5.75%, 06/24/2044	527
20	7.88%, 09/01/2021	23
500	Williams Partners LP, 4.00%, 09/15/2025	510
7	WPX Energy, Inc., 7.50%, 08/01/2020	8

		23,115

	Total Energy	23,372

	Financials — 16.9%
	Banks — 5.8%
1,000	Australia & New Zealand Banking Group Ltd., (Australia), 2.13%, 08/19/2020	993
	Bank of America Corp.,
500	(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/2028 (aa)	508
750	4.00%, 01/22/2025	775
750	4.20%, 08/26/2024	788
500	(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 04/24/2038 (aa)	534
250	(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 01/20/2048 (aa)	274
740	5.65%, 05/01/2018	751
800	Series K, (ICE LIBOR USD 3 Month + 3.63%), 8.00%, 01/30/2018 (x) (y) (aa)	806
500	Series L, 2.25%, 04/21/2020	499
500	Series L, 3.95%, 04/21/2025	514
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.70%, 03/05/2018 (e)	1,500
1,255	2.35%, 09/08/2019 (e)	1,257
	Barclays plc, (United Kingdom),
1,500	2.75%, 11/08/2019	1,507
750	3.65%, 03/16/2025	749
	BNP Paribas SA, (France),
1,000	2.38%, 05/21/2020	1,002
200	2.95%, 05/23/2022 (e)	201
	Citigroup, Inc.,
2,000	1.80%, 02/05/2018	2,000
500	2.40%, 02/18/2020	500
1,000	2.70%, 10/27/2022	991
1,000	2.90%, 12/08/2021	1,006
750	3.20%, 10/21/2026	739
500	(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/2028 (aa)	507
500	3.88%, 03/26/2025	509
500	(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/2028 (aa)	514
300	(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 04/24/2048 (aa)	316
320	6.63%, 06/15/2032	407
	HSBC Holdings plc, (United Kingdom),
1,000	2.65%, 01/05/2022	996
750	3.60%, 05/25/2023	775
500	(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/2028 (aa)	519
400	4.25%, 03/14/2024	416
750	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.67%, 07/25/2022	744
1,000	Mizuho Bank Ltd., (Japan), 2.40%, 03/26/2020 (e)	999
	Mizuho Financial Group, Inc., (Japan),
750	2.84%, 09/13/2026	720
750	2.95%, 02/28/2022	752
	Royal Bank of Scotland Group plc, (United Kingdom),
1,000	(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/2023 (aa)	1,001
1,000	3.88%, 09/12/2023	1,016
1,000	Santander Holdings USA, Inc., 2.65%, 04/17/2020	1,001
750	Santander UK plc, (United Kingdom), 2.38%, 03/16/2020	751
1,000	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.78%, 07/12/2022	996
2,000	Sumitomo Mitsui Trust Bank Ltd., (Japan), 2.05%, 03/06/2019 (e)	1,996
750	SunTrust Banks, Inc., 2.70%, 01/27/2022	749
1,000	UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/2023 (e) (aa)	990
	Wells Fargo & Co.,
1,000	2.63%, 07/22/2022	993
500	3.00%, 02/19/2025	496
1,000	3.07%, 01/24/2023	1,007
750	(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/2028 (aa)	758
300	3.90%, 05/01/2045	303
1,500	Series N, 2.15%, 01/30/2020	1,495

		39,620

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — 4.5%
500	Ameriprise Financial, Inc., 2.88%, 09/15/2026	485
	Bank of New York Mellon Corp. (The),
750	(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 05/16/2023 (aa)	749
500	3.55%, 09/23/2021	521
500	Series G, 2.20%, 05/15/2019	501
	Blackstone Holdings Finance Co. LLC,
300	4.00%, 10/02/2047 (e)	292
300	4.45%, 07/15/2045 (e)	313
1,000	Cboe Global Markets, Inc., 3.65%, 01/12/2027	1,025
500	CME Group, Inc., 3.00%, 03/15/2025	507
	Credit Suisse AG, (Switzerland),
700	3.00%, 10/29/2021	711
1,000	3.63%, 09/09/2024	1,033
300	Credit Suisse USA, Inc., (Switzerland), 7.13%, 07/15/2032	413
	Deutsche Bank AG, (Germany),
3,300	1.88%, 02/13/2018	3,300
1,000	2.70%, 07/13/2020	998
500	3.38%, 05/12/2021	505
750	E*TRADE Financial Corp., 2.95%, 08/24/2022	744
	Goldman Sachs Group, Inc. (The),
1,000	2.30%, 12/13/2019	999
750	2.75%, 09/15/2020	754
500	(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/2023 (aa)	497
500	(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 09/29/2025 (aa)	496
500	(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/2028 (aa)	504
1,000	3.85%, 07/08/2024	1,037
1,000	3.85%, 01/26/2027	1,021
400	(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)	407
500	4.25%, 10/21/2025	522
300	5.15%, 05/22/2045	340
890	5.95%, 01/18/2018	894
1,530	6.15%, 04/01/2018	1,551
400	Lazard Group LLC, 3.75%, 02/13/2025	408
	Lehman Brothers Holdings, Inc.,
1,350	0.00%, 08/21/2009 (d) (aa)	80
850	0.00%, 05/25/2049 (d)	51
3,795	5.86%, 12/31/2049 (d) (bb)	—	(h)
197	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	203
500	Macquarie Bank Ltd., (Australia), 2.60%, 06/24/2019 (e)	502
	Moody’s Corp.,
750	2.63%, 01/15/2023 (e)	742
500	2.75%, 07/15/2019	504
	Morgan Stanley,
500	2.38%, 07/23/2019	501
500	2.75%, 05/19/2022	499
1,000	3.70%, 10/23/2024	1,032
500	3.95%, 04/23/2027	507
500	(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)	507
500	4.00%, 07/23/2025	524
395	5.50%, 01/26/2020	420
560	6.63%, 04/01/2018	568
300	Neuberger Berman Group LLC, 4.88%, 04/15/2045 (e)	300
500	Northern Trust Corp., (ICE LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/2032 (aa)	495
500	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	507
500	Thomson Reuters Corp., (Canada), 3.85%, 09/29/2024	518
1,000	UBS AG, (Switzerland), 2.20%, 06/08/2020 (e)	995

		30,982

	Consumer Finance — 4.8%
	Ally Financial, Inc.,
50	3.25%, 11/05/2018	50
500	4.13%, 03/30/2020	515
130	4.25%, 04/15/2021	135
395	4.63%, 03/30/2025	419
40	4.75%, 09/10/2018	40
82	6.25%, 12/01/2017	82
	American Express Co.,
750	2.50%, 08/01/2022	740
750	3.00%, 10/30/2024	746
	American Express Credit Corp.,
1,000	1.70%, 10/30/2019	993
1,000	1.88%, 11/05/2018	1,000
1,000	2.25%, 08/15/2019	1,001
750	2.38%, 05/26/2020	751
750	3.30%, 05/03/2027	754

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
	American Honda Finance Corp.,
825	1.60%, 02/16/2018 (e)	825
1,000	2.00%, 02/14/2020	996
	Capital One Financial Corp.,
1,000	2.50%, 05/12/2020	1,000
1,000	3.05%, 03/09/2022	1,007
750	3.30%, 10/30/2024	746
500	3.75%, 07/28/2026	495
	Caterpillar Financial Services Corp.,
500	2.00%, 03/05/2020	498
500	2.85%, 06/01/2022	507
	Discover Financial Services,
1,000	3.95%, 11/06/2024	1,024
500	4.10%, 02/09/2027	510
	Ford Motor Credit Co. LLC,
750	1.90%, 08/12/2019	743
500	2.24%, 06/15/2018	501
1,000	2.43%, 06/12/2020	996
1,000	2.60%, 11/04/2019	1,004
750	2.98%, 08/03/2022	745
750	3.22%, 01/09/2022	758
500	3.81%, 01/09/2024	510
500	4.38%, 08/06/2023	526
	General Motors Financial Co., Inc.,
1,000	2.40%, 04/10/2018	1,003
1,250	3.15%, 01/15/2020	1,265
1,000	3.15%, 06/30/2022	1,001
1,000	4.00%, 01/15/2025	1,019
	Harley-Davidson Financial Services, Inc.,
750	2.15%, 02/26/2020 (e)	744
1,000	2.40%, 06/15/2020 (e)	998
208	HSBC Finance Corp., 6.68%, 01/15/2021	232
	HSBC USA, Inc.,
1,500	2.35%, 03/05/2020	1,501
500	2.38%, 11/13/2019	502
500	Hyundai Capital Services, Inc., (South Korea), 3.00%, 03/06/2022 (e)	495
	John Deere Capital Corp.,
500	2.05%, 03/10/2020	498
500	2.65%, 06/24/2024	496
500	3.35%, 06/12/2024	516
	Synchrony Financial,
1,000	2.70%, 02/03/2020	1,002
500	4.25%, 08/15/2024	521
500	Toyota Motor Credit Corp., 2.75%, 05/17/2021	506

		32,916

	Diversified Financial Services — 0.4%
400	Berkshire Hathaway, Inc., 3.75%, 08/15/2021	423
842	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	894
750	Shell International Finance BV, (Netherlands), 3.25%, 05/11/2025	764
	Siemens Financieringsmaatschappij NV, (Germany),
500	3.13%, 03/16/2024 (e)	508
300	4.20%, 03/16/2047 (e)	321
17	Tempo Acquisition LLC, 6.75%, 06/01/2025 (e)	17

		2,927

	Insurance — 1.4%
	Aflac, Inc.,
500	3.25%, 03/17/2025	508
400	3.63%, 06/15/2023	416
	Allstate Corp. (The),
500	3.28%, 12/15/2026	506
400	5.55%, 05/09/2035	487
	American International Group, Inc.,
500	3.88%, 01/15/2035	489
500	4.13%, 02/15/2024	527
250	4.50%, 07/16/2044	262
275	Aon plc, 4.25%, 12/12/2042	275
500	Chubb INA Holdings, Inc., 3.15%, 03/15/2025	503
	Lincoln National Corp.,
250	4.00%, 09/01/2023	262
300	7.00%, 06/15/2040	405
	MetLife, Inc.,
500	3.60%, 04/10/2024	521
300	4.05%, 03/01/2045	306
750	New York Life Global Funding, 1.95%, 02/11/2020 (e)	745
1,000	Nuveen Finance LLC, 4.13%, 11/01/2024 (e)	1,053
500	Prudential Financial, Inc., 3.50%, 05/15/2024	519
350	Travelers Cos., Inc. (The), 4.00%, 05/30/2047	364
500	Willis North America, Inc., 3.60%, 05/15/2024	509

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
500	XLIT Ltd., (Bermuda), 4.45%, 03/31/2025	509

		9,166

	Total Financials	115,611

	Health Care — 4.8%
	Biotechnology — 0.4%
500	AbbVie, Inc., 4.30%, 05/14/2036	523
1,000	Amgen, Inc., 4.40%, 05/01/2045	1,055
	Celgene Corp.,
400	2.25%, 05/15/2019	400
500	2.88%, 08/15/2020	504
500	Gilead Sciences, Inc., 3.50%, 02/01/2025	513

		2,995

	Health Care Equipment & Supplies — 0.5%
	Abbott Laboratories,
500	2.95%, 03/15/2025	486
500	3.40%, 11/30/2023	508
1,000	Becton Dickinson and Co., 2.40%, 06/05/2020	994
250	Boston Scientific Corp., 4.13%, 10/01/2023	263
515	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	488
255	Hill-Rom Holdings, Inc., 5.75%, 09/01/2023 (e)	267
500	Medtronic, Inc., 2.50%, 03/15/2020	504

		3,510

	Health Care Providers & Services — 2.1%
	Acadia Healthcare Co., Inc.,
5	5.13%, 07/01/2022	5
80	5.63%, 02/15/2023	80
500	Aetna, Inc., 3.50%, 11/15/2024	508
410	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	399
300	AmerisourceBergen Corp., 4.25%, 03/01/2045	297
750	Cardinal Health, Inc., 1.95%, 06/15/2018	750
90	Community Health Systems, Inc., 5.13%, 08/01/2021	84
500	DaVita, Inc., 5.00%, 05/01/2025	501
750	Express Scripts Holding Co., 2.25%, 06/15/2019	749
	HCA, Inc.,
10	5.25%, 04/15/2025	11
1,905	5.38%, 02/01/2025	1,976
1,300	7.50%, 02/15/2022	1,468
	HealthSouth Corp.,
410	5.75%, 11/01/2024	420
5	5.75%, 09/15/2025	5
500	Humana, Inc., 3.95%, 03/15/2027	513
800	Kindred Healthcare, Inc., 8.75%, 01/15/2023	800
500	Laboratory Corp. of America Holdings, 3.20%, 02/01/2022	510
	LifePoint Health, Inc.,
13	5.38%, 05/01/2024	13
81	5.50%, 12/01/2021	82
121	Molina Healthcare, Inc., 5.38%, 11/15/2022	126
	Quest Diagnostics, Inc.,
1,000	2.70%, 04/01/2019	1,005
500	3.50%, 03/30/2025	506
	Tenet Healthcare Corp.,
250	4.50%, 04/01/2021	252
825	6.75%, 02/01/2020	833
1,370	8.13%, 04/01/2022	1,356
	UnitedHealth Group, Inc.,
250	4.63%, 07/15/2035	285
500	4.75%, 07/15/2045	573

		14,107

	Life Sciences Tools & Services — 0.1%
750	Agilent Technologies, Inc., 3.05%, 09/22/2026	725

	Pharmaceuticals — 1.7%
101	Allergan Funding SCS, 4.75%, 03/15/2045	105
750	AstraZeneca plc, (United Kingdom), 2.38%, 06/12/2022	739
	Eli Lilly & Co.,
500	3.10%, 05/15/2027	504
300	3.70%, 03/01/2045	298
200	Endo Dac, 6.00%, 07/15/2023 (e)	153
750	GlaxoSmithKline Capital, Inc., (United Kingdom), 2.80%, 03/18/2023	759
	Merck & Co., Inc.,
500	2.75%, 02/10/2025	495
400	4.15%, 05/18/2043	432
1,000	Mylan NV, 3.15%, 06/15/2021	1,006
826	Pfizer, Inc., 3.00%, 06/15/2023	841
1,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/2021	984

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
1,300	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 1.70%, 07/19/2019	1,255
	Valeant Pharmaceuticals International, Inc.,
40	5.50%, 11/01/2025 (e)	41
242	5.63%, 12/01/2021 (e)	225
500	5.88%, 05/15/2023 (e)	437
14	6.13%, 04/15/2025 (e)	12
9	6.75%, 08/15/2021 (e)	9
328	7.00%, 03/15/2024 (e)	351
1,125	7.25%, 07/15/2022 (e)	1,094
1,175	7.50%, 07/15/2021 (e)	1,163
750	Zoetis, Inc., 3.45%, 11/13/2020	770

		11,673

	Total Health Care	33,010

	Industrials — 3.4%
	Aerospace & Defense — 0.9%
500	Airbus SE, (France), 3.15%, 04/10/2027 (e)	501
	Boeing Co. (The),
1,000	2.35%, 10/30/2021	1,000
250	3.50%, 03/01/2045	239
6	Bombardier, Inc., (Canada), 8.75%, 12/01/2021 (e)	7
5	Huntington Ingalls Industries, Inc., 5.00%, 11/15/2025 (e)	5
450	KLX, Inc., 5.88%, 12/01/2022 (e)	470
300	Lockheed Martin Corp., 3.80%, 03/01/2045	295
	Northrop Grumman Corp.,
1,000	3.25%, 08/01/2023	1,022
250	3.85%, 04/15/2045	247
1,000	Rockwell Collins, Inc., 3.20%, 03/15/2024	1,009
	TransDigm, Inc.,
5	6.00%, 07/15/2022	5
550	6.50%, 05/15/2025	561
	United Technologies Corp.,
750	2.80%, 05/04/2024	744
300	4.15%, 05/15/2045	313

		6,418

	Air Freight & Logistics — 0.2%
500	FedEx Corp., 4.10%, 02/01/2045	496
1,000	United Parcel Service, Inc., 2.80%, 11/15/2024	994

		1,490

	Airlines — 0.4%
253	Allegiant Travel Co., 5.50%, 07/15/2019	261
170	American Airlines Group, Inc., 5.50%, 10/01/2019 (e)	175
1,000	Delta Air Lines, Inc., 2.60%, 12/04/2020	998
	Southwest Airlines Co.,
500	2.75%, 11/06/2019	505
500	3.00%, 11/15/2026	483

		2,422

	Building Products — 0.1%
500	CRH America Finance, Inc., (Ireland), 3.40%, 05/09/2027 (e)	498
6	Griffon Corp., 5.25%, 03/01/2022	6
350	Johnson Controls International plc, 4.50%, 02/15/2047	374

		878

	Commercial Services & Supplies — 0.3%
350	ADT Corp. (The), 3.50%, 07/15/2022	349
6	Clean Harbors, Inc., 5.13%, 06/01/2021	6
4	Corporate Risk Holdings LLC, 9.50%, 07/01/2019 (e)	4
153	GFL Environmental, Inc., (Canada), 5.63%, 05/01/2022 (e)	157
	Nielsen Finance LLC,
185	4.50%, 10/01/2020	187
505	5.00%, 04/15/2022 (e)	520
500	Waste Management, Inc., 3.13%, 03/01/2025	503

		1,726

	Electrical Equipment — 0.1%
500	General Cable Corp., 5.75%, 10/01/2022	511

	Industrial Conglomerates — 0.1%
	Honeywell International, Inc.,
500	1.85%, 11/01/2021	490
400	2.50%, 11/01/2026	383

		873

	Machinery — 0.4%
500	CNH Industrial Capital LLC, 4.88%, 04/01/2021	527
8	Novelis Corp., 5.88%, 09/30/2026 (e)	9
500	Snap-on, Inc., 3.25%, 03/01/2027	506
1,500	Stanley Black & Decker, Inc., 2.45%, 11/17/2018	1,507
14	Terex Corp., 5.63%, 02/01/2025 (e)	15

		2,564

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Road & Rail — 0.8%
	Avis Budget Car Rental LLC,
550	5.50%, 04/01/2023	560
200	6.38%, 04/01/2024 (e)	206
500	Burlington Northern Santa Fe LLC, 5.75%, 05/01/2040	638
750	CSX Corp., 3.40%, 08/01/2024	770
	Herc Rentals, Inc.,
104	7.50%, 06/01/2022 (e)	112
107	7.75%, 06/01/2024 (e)	117
	Hertz Corp. (The),
955	6.25%, 10/15/2022	912
550	7.38%, 01/15/2021	551
500	Norfolk Southern Corp., 3.15%, 06/01/2027	496
8	Park Aerospace Holdings Ltd., (Ireland), 5.25%, 08/15/2022 (e)	8
500	Penske Truck Leasing Co. LP, 3.38%, 02/01/2022 (e)	510
500	Ryder System, Inc., 2.65%, 03/02/2020	503
250	Union Pacific Corp., 3.38%, 02/01/2035	250

		5,633

	Trading Companies & Distributors — 0.1%
	International Lease Finance Corp.,
10	5.88%, 08/15/2022	11
750	6.25%, 05/15/2019	790
5	United Rentals North America, Inc., 5.75%, 11/15/2024	5

		806

	Total Industrials	23,321

	Information Technology — 4.8%
	Communications Equipment — 0.5%
	Cisco Systems, Inc.,
1,000	2.20%, 09/20/2023	976
300	5.50%, 01/15/2040	388
250	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	268
1,500	CommScope, Inc., 5.50%, 06/15/2024 (e)	1,571

		3,203

	Electronic Equipment, Instruments & Components — 0.1%
500	Arrow Electronics, Inc., 4.00%, 04/01/2025	508
214	Zebra Technologies Corp., 7.25%, 10/15/2022	226

		734

	Internet Software & Services — 0.9%
	Alibaba Group Holding Ltd., (China),
1,000	2.50%, 11/28/2019	1,002
500	4.00%, 12/06/2037	508
	Alphabet, Inc.,
500	2.00%, 08/15/2026	470
400	3.38%, 02/25/2024	418
	Baidu, Inc., (China),
1,000	2.88%, 07/06/2022	993
500	3.25%, 08/06/2018	503
650	Cogent Communications Group, Inc., 5.38%, 03/01/2022 (e)	686
500	eBay, Inc., 3.60%, 06/05/2027	496
160	GTT Communications, Inc., 7.88%, 12/31/2024 (e)	169
9	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	10
	Zayo Group LLC,
210	5.75%, 01/15/2027 (e)	216
750	6.00%, 04/01/2023	782

		6,253

	IT Services — 0.5%
8	Alliance Data Systems Corp., 5.38%, 08/01/2022 (e)	8
750	First Data Corp., 5.75%, 01/15/2024 (e)	778
750	International Business Machines Corp., 1.88%, 08/01/2022	727
500	Mastercard, Inc., 2.95%, 11/21/2026	498
	Visa, Inc.,
1,000	2.15%, 09/15/2022	986
350	4.15%, 12/14/2035	383
5	WEX, Inc., 4.75%, 02/01/2023 (e)	5

		3,385

	Semiconductors & Semiconductor Equipment — 1.2%
1,325	Amkor Technology, Inc., 6.38%, 10/01/2022	1,366
1,000	Broadcom Corp., 3.63%, 01/15/2024 (e)	990
	Intel Corp.,
1,000	2.45%, 07/29/2020	1,009
1,000	2.88%, 05/11/2024	1,007
875	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	912
	QUALCOMM, Inc.,
1,000	2.60%, 01/30/2023	970
1,000	3.45%, 05/20/2025	994

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
910	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	990

		8,238

	Software — 1.0%
250	Activision Blizzard, Inc., 2.60%, 06/15/2022	248
750	Adobe Systems, Inc., 3.25%, 02/01/2025	769
90	BMC Software Finance, Inc., 8.13%, 07/15/2021 (e)	91
250	CA, Inc., 4.50%, 08/15/2023	260
158	Change Healthcare Holdings LLC, 5.75%, 03/01/2025 (e)	160
500	Infor Software Parent LLC, 7.13%, (cash), 05/01/2021 (e) (v)	512
1,005	Infor US, Inc., 6.50%, 05/15/2022	1,035
	Microsoft Corp.,
1,000	2.88%, 02/06/2024	1,011
350	4.00%, 02/12/2055	366
500	4.10%, 02/06/2037	548
	Oracle Corp.,
500	2.80%, 07/08/2021	509
300	3.25%, 05/15/2030	302
500	3.40%, 07/08/2024	516
300	3.80%, 11/15/2037	306
300	4.38%, 05/15/2055	319

		6,952

	Technology Hardware, Storage & Peripherals — 0.6%
750	Apple, Inc., 2.50%, 02/09/2025	731
	Dell International LLC,
7	5.88%, 06/15/2021 (e)	7
475	6.02%, 06/15/2026 (e)	522
140	EMC Corp., 1.88%, 06/01/2018	139
1,000	Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	1,050
	Western Digital Corp.,
883	7.38%, 04/01/2023 (e)	960
440	10.50%, 04/01/2024	511
200	Xerox Corp., 4.07%, 03/17/2022	202

		4,122

	Total Information Technology	32,887

	Materials — 1.7%
	Chemicals — 0.9%
500	Ashland LLC, 4.75%, 08/15/2022	521
4	Chemours Co. (The), 6.63%, 05/15/2023	4
	Dow Chemical Co. (The),
500	3.50%, 10/01/2024	515
500	4.13%, 11/15/2021	525
250	4.38%, 11/15/2042	258
930	Hexion, Inc., 6.63%, 04/15/2020	821
	Huntsman International LLC,
700	4.88%, 11/15/2020	731
150	5.13%, 11/15/2022	162
200	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	208
	LyondellBasell Industries NV,
250	4.63%, 02/26/2055	254
500	6.00%, 11/15/2021	555
	Monsanto Co.,
500	3.38%, 07/15/2024	506
400	4.20%, 07/15/2034	414
105	PQ Corp., 6.75%, 11/15/2022 (e)	113
283	Reichhold Industries, Inc., 11.03%, 05/01/2018 (d) (e) (bb)	—
500	Sherwin-Williams Co. (The), 2.75%, 06/01/2022	497

		6,084

	Containers & Packaging — 0.3%
5	Ball Corp., 5.25%, 07/01/2025	6
500	Bemis Co., Inc., 3.10%, 09/15/2026	483
248	Flex Acquisition Co., Inc., 6.88%, 01/15/2025 (e)	255
385	International Paper Co., 7.30%, 11/15/2039	533
	Reynolds Group Issuer, Inc.,
810	5.75%, 10/15/2020	824
110	7.00%, 07/15/2024 (e)	118

		2,219

	Metals & Mining — 0.4%
19	AK Steel Corp., 6.38%, 10/15/2025	19
200	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	220
930	AngloGold Ashanti Holdings plc, (South Africa), 5.38%, 04/15/2020	975
5	FMG Resources August 2006 Pty. Ltd., (Australia), 9.75%, 03/01/2022 (e)	6
1,005	Gold Fields Orogen Holdings BVI Ltd., (South Africa), 4.88%, 10/07/2020 (e)	1,036
17	Hudbay Minerals, Inc., (Canada), 7.25%, 01/15/2023 (e)	18
13	United States Steel Corp., 8.38%, 07/01/2021 (e)	14

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
99	Zekelman Industries, Inc., 9.88%, 06/15/2023 (e)	111

		2,399

	Paper & Forest Products — 0.1%
500	Georgia-Pacific LLC, 3.16%, 11/15/2021 (e)	510

	Total Materials	11,212

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
	American Tower Corp.,
500	2.80%, 06/01/2020	504
500	3.45%, 09/15/2021	512
500	3.55%, 07/15/2027	495
500	AvalonBay Communities, Inc., 3.45%, 06/01/2025	512
	Boston Properties LP,
500	2.75%, 10/01/2026	472
250	3.20%, 01/15/2025	249
525	CoreCivic, Inc., 4.63%, 05/01/2023	535
	GEO Group, Inc. (The),
400	5.13%, 04/01/2023	402
215	5.88%, 01/15/2022	222
200	5.88%, 10/15/2024	207
97	Iron Mountain, Inc., 5.75%, 08/15/2024	99
350	Kimco Realty Corp., 4.25%, 04/01/2045	337
200	RHP Hotel Properties LP, 5.00%, 04/15/2023	205
500	Uniti Group LP, 8.25%, 10/15/2023	479
	VICI Properties 1 LLC,
29	(ICE LIBOR USD 3 Month + 3.50%, 4.50% Floor), 4.85%, 10/15/2022 (aa)	29
103	8.00%, 10/15/2023	115

	Total Real Estate	5,374

	Telecommunication Services — 3.5%
	Diversified Telecommunication Services — 2.7%
	AT&T, Inc.,
1,000	2.85%, 02/14/2023	994
750	3.20%, 03/01/2022	758
600	3.90%, 03/11/2024	615
500	3.95%, 01/15/2025	509
500	4.50%, 05/15/2035	487
300	5.15%, 02/14/2050	297
850	5.35%, 09/01/2040	888
300	6.00%, 08/15/2040	338
765	British Telecommunications plc, (United Kingdom), 5.95%, 01/15/2018	769
	CCO Holdings LLC,
855	5.13%, 05/01/2023 (e)	885
5	5.50%, 05/01/2026 (e)	5
	CenturyLink, Inc.,
700	Series T, 5.80%, 03/15/2022	669
5	Series V, 5.63%, 04/01/2020	5
1,000	Deutsche Telekom International Finance BV, (Germany), 2.23%, 01/17/2020 (e)	996
752	Frontier Communications Corp., 11.00%, 09/15/2025	577
241	GCI, Inc., 6.75%, 06/01/2021	245
	Intelsat Jackson Holdings SA, (Luxembourg),
1,563	5.50%, 08/01/2023	1,280
313	7.25%, 10/15/2020	296
384	7.50%, 04/01/2021	357
	Level 3 Financing, Inc.,
151	5.38%, 01/15/2024	151
750	5.63%, 02/01/2023	759
5	6.13%, 01/15/2021	5
675	SFR Group SA, (France), 6.00%, 05/15/2022 (e)	681
730	Sprint Capital Corp., 8.75%, 03/15/2032	843
	Verizon Communications, Inc.,
514	3.38%, 02/15/2025 (e)	513
500	4.13%, 03/16/2027	520
1,000	4.15%, 03/15/2024	1,052
577	4.27%, 01/15/2036	567
500	4.40%, 11/01/2034	502
500	4.50%, 08/10/2033	518
500	5.01%, 04/15/2049	518
	Windstream Services LLC,
385	7.50%, 06/01/2022	285
820	7.75%, 10/01/2021	635

		18,519

	Wireless Telecommunication Services — 0.8%
675	America Movil SAB de CV, (Mexico), 5.00%, 03/30/2020	714
7	Hughes Satellite Systems Corp., 5.25%, 08/01/2026	7
	Sprint Communications, Inc.,
49	9.00%, 11/15/2018 (e)	52
331	11.50%, 11/15/2021	402

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — continued
	Sprint Corp.,
970	7.25%, 09/15/2021	1,033
400	7.63%, 02/15/2025	425
2,450	7.88%, 09/15/2023	2,640
	T-Mobile USA, Inc.,
6	6.00%, 04/15/2024	6
7	6.50%, 01/15/2026	8

		5,287

	Total Telecommunication Services	23,806

	Utilities — 2.6%
	Electric Utilities — 1.4%
300	AEP Transmission Co. LLC, 3.75%, 12/01/2047 (e)	303
300	Alabama Power Co., 3.75%, 03/01/2045	302
300	Commonwealth Edison Co., 3.70%, 03/01/2045	300
300	DTE Electric Co., 3.70%, 03/15/2045	300
	Duke Energy Carolinas LLC,
300	3.75%, 06/01/2045	304
435	6.00%, 01/15/2038	569
	Duke Energy Corp.,
750	1.80%, 09/01/2021	730
500	3.15%, 08/15/2027	494
750	Enel Finance International NV, (Italy), 2.88%, 05/25/2022 (e)	749
535	Entergy Arkansas, Inc., 3.75%, 02/15/2021	557
500	Gulf Power Co., Series A, 3.30%, 05/30/2027	503
500	MidAmerican Energy Co., 3.10%, 05/01/2027	500
1,010	Nevada Power Co., 7.13%, 03/15/2019	1,071
500	NSTAR Electric Co., 3.20%, 05/15/2027	506
500	Pacific Gas & Electric Co., 3.30%, 03/15/2027	500
250	Potomac Electric Power Co., 4.15%, 03/15/2043	269
500	Public Service Electric & Gas Co., 3.00%, 05/15/2027	497
	Xcel Energy, Inc.,
500	3.35%, 12/01/2026	506
730	4.70%, 05/15/2020	763

		9,723

	Gas Utilities — 0.2%
4	Ferrellgas LP, 6.75%, 01/15/2022	4
500	KeySpan Gas East Corp., 2.74%, 08/15/2026 (e)	485
500	Korea Gas Corp., (South Korea), 2.88%, 07/29/2018 (e)	501

		990

	Independent Power and Renewable Electricity Producers — 0.2%
700	AES Corp., 4.88%, 05/15/2023	715
81	Calpine Corp., 5.25%, 06/01/2026 (e)	82
	NRG Energy, Inc.,
700	6.63%, 01/15/2027	754
20	7.25%, 05/15/2026	22

		1,573

	Multi-Utilities — 0.7%
385	Berkshire Hathaway Energy Co., 6.50%, 09/15/2037	526
	Consolidated Edison Co. of New York, Inc.,
250	4.45%, 03/15/2044	277
350	4.63%, 12/01/2054	393
	Dominion Energy, Inc.,
1,000	2.58%, 07/01/2020	1,001
250	4.70%, 12/01/2044	276
630	5.20%, 08/15/2019	660
250	Series C, 4.90%, 08/01/2041	281
300	DTE Energy Co., Series C, 3.50%, 06/01/2024	307
	NiSource Finance Corp.,
500	3.49%, 05/15/2027	505
97	6.80%, 01/15/2019	102
560	TECO Finance, Inc., 5.15%, 03/15/2020	592

		4,920

	Water Utilities — 0.1%
500	Aquarion Co., 4.00%, 08/15/2024 (e)	519
209	Core & Main LP, 6.13%, 08/15/2025 (e)	213

		732

	Total Utilities	17,938

	Total Corporate Bonds (Cost $371,736)	372,990

Foreign Government Security — 0.1%
750	Export-Import Bank of Korea, (South Korea), 2.25%, 01/21/2020 (Cost $749)	743

Mortgage-Backed Securities — 26.1%
11	FHLMC Gold Pools, 20 Year, Single Family, 6.00%, 01/01/2029	12

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage-Backed Securities — continued
		FHLMC Gold Pools, 30 Year, Single Family,
11,000		TBA, 3.00%, 12/15/2047 (w)	10,970
21,600		TBA, 3.50%, 12/15/2047 (w)	22,140
13,000		TBA, 4.00%, 12/31/2049 (w)	13,578
2,000		TBA, 4.50%, 12/15/2047 (w)	2,125
588		6.00%, 02/01/2036 - 08/01/2038	667
3		7.00%, 12/01/2025 - 02/01/2026	4
21		7.50%, 10/01/2026 - 02/01/2027	22
9		8.00%, 05/01/2026 - 07/01/2026	9
		FNMA, 15 Year, Single Family,
6,300		TBA, 2.50%, 12/15/2031 (w)	6,285
7,600		TBA, 3.00%, 12/25/2032 (w)	7,742
5,100		TBA, 3.50%, 12/25/2032 (w)	5,269
		FNMA, 30 Year, Single Family,
16,100		TBA, 3.00%, 12/15/2046 (w)	16,052
19,140		TBA, 3.50%, 12/15/2046 (w)	19,617
10,500		TBA, 4.00%, 12/25/2047 (w)	10,968
6,700		TBA, 4.50%, 12/25/2047 (w)	7,123
2,000		TBA, 5.50%, 12/25/2047 (w)	2,202
8,795		4.00%, 05/01/2045 - 06/01/2045	9,356
403		6.00%, 05/01/2037	456
124		6.50%, 07/01/2029 - 03/01/2035	144
46		7.00%, 02/01/2035 - 03/01/2035	50
5		7.50%, 03/01/2035	5
151		GNMA I, 30 Year, Single Family, 7.00%, 09/15/2031	177
		GNMA, 30 Year, Single Family,
11,350		TBA, 3.00%, 12/15/2047 (w)	11,442
8,000		TBA, 3.50%, 12/15/2047 (w)	8,278
6,500		TBA, 4.00%, 12/15/2047 (w)	6,799
8,500		TBA, 4.50%, 12/15/2046 (w)	8,975
4,300		TBA, 5.00%, 12/15/2047 (w)	4,640
2,400		TBA, 6.00%, 12/15/2047 (w)	2,687

		Total Mortgage-Backed Securities (Cost $178,169)	177,794

U.S. Government Agency Securities — 5.3%
		FHLB,
25,000		DN, 1.06%, 12/22/2017	24,983
2,600		1.75%, 06/12/2020	2,588
1,500		2.88%, 09/13/2024	1,544
		FNMA,
5,000		0.88%, 05/21/2018	4,986
2,000		1.88%, 09/24/2026	1,888

		Total U.S. Government Agency Securities (Cost $36,149)	35,989

U.S. Treasury Obligations — 6.2%
		U.S. Treasury Bonds,
7,847		2.25%, 08/15/2046	6,932
3,600		2.75%, 11/15/2042	3,560
4,940		2.75%, 08/15/2047	4,850
6,000		2.88%, 08/15/2045	6,045
6,000		2.88%, 11/15/2046	6,039
370		3.00%, 02/15/2047	382
6,370		3.38%, 05/15/2044	7,029
4,865		3.88%, 08/15/2040	5,784
1,300		4.50%, 02/15/2036	1,663

		Total U.S. Treasury Obligations (Cost $41,994)	42,284

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — 0.2%
		Consumer Discretionary — 0.0% (g)
		Hotels, Restaurants & Leisure — 0.0% (g)
14		Caesars Entertainment Corp. (a)	184

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
3		Bonanza Creek Energy, Inc. (a)	91
2		Chaparral Energy, Inc. (a)	48
9		Chaparral Energy, Inc., Class A (a)	225

		Total Energy	364

		Materials — 0.1%
		Chemicals — 0.1%
—	(h)	Reichhold , Inc. (a) (bb)	408

		Real Estate — 0.1%
		Real Estate Management & Development — 0.1%
5		VICI Properties LP (a) (bb)	99
19		VICI Properties, Inc. (a)	368

		Total Real Estate	467

		Total Common Stocks (Cost $1,081)	1,423

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Loan Assignments — 0.1% (cc)
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
140		Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.58%, 08/18/2023 (aa)	140
100		Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 8.83%, 08/18/2024 (aa)	102

			242

		Specialty Retail — 0.0% (g)
64		Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, (ICE LIBOR USD 3 Month + 3.00%), 4.38%, 01/26/2023 (aa)	50

		Total Consumer Discretionary	292

		Energy — 0.1%
		Energy Equipment & Services — 0.0% (g)
212		Vistra Operations Co. LLC, Term Loan B-2, (ICE LIBOR USD 1 Month + 2.75%), 4.03%, 12/14/2023 (aa)	214

		Oil, Gas & Consumable Fuels — 0.1%
68		EXCO Resources, Inc., 1st Lien Term Loan A, (ICE LIBOR USD 3 Month + 15.00%), 15.00%, 10/26/2020 (aa)	37
396		Gulf Finance LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.25%), 6.59%, 08/25/2023 (aa)	368

			405

		Total Energy	619

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
127		American Commercial Lines, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 8.75%), 10.10%, 11/12/2020 (aa)	77

		Total Loan Assignments (Cost $1,092)	988

Options Purchased — 0.0% (g)
		Call Options — 0.0% (g)
		Foreign Exchange Currency Options — 0.0% (g)
829		Foreign Exchange KRW/USD, 03/02/2018 at USD 1,242.30, Vanilla, American Style (a) Notional Amount: USD 829 Counterparty: Goldman Sachs International	1
829		Foreign Exchange KRW/USD, 03/02/2018 at USD 1,245.00, Vanilla, American Style (a) Notional Amount: USD 829 Counterparty: Goldman Sachs International	1

		Total Call Options Purchased	2

NUMBER OF CONTRACTS		SECURITY DESCRIPTION	VALUE
		Put Options — 0.0% (g)
		Future Interest Rate Put Options — 0.0% (g)
160		Mid-Curve 1-Year Eurodollar, 03/16/2018 at 97.63, American Style (a) Notional Amount: USD 40,000 Exchange Traded	8

		Total Options Purchased (Cost $39)	10

NUMBER OF WARRANTS		SECURITY DESCRIPTION	VALUE
Warrants — 0.0%
		Industrials — 0.0%
		Road & Rail — 0.0%
–	(h)	Jack Cooper Enterprises, Inc., expiring 10/29/2027 (Strike Price $1.00) (a) (bb) (Cost $–)	—

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Short-Term Investments — 28.5%
		Certificates of Deposit — 4.6%
8,000		Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 1.46%, 03/16/2018	7,999
5,000		BNP Paribas SA, (France), (ICE LIBOR USD 1 Month + 0.20%), 1.53%, 07/23/2018 (aa)	5,000
5,000		Cooperatieve Rabobank UA, (Netherlands), (ICE LIBOR USD 1 Month + 0.14%), 1.42%, 06/20/2018 (aa)	5,000
11,000		Credit Agricole Corporate and Investment Bank, (France), (ICE LIBOR USD 1 Month + 0.17%), 1.41%, 05/08/2018 (aa)	11,000
3,000		Wells Fargo Bank NA, (ICE LIBOR USD 1 Month + 0.23%), 1.47%, 10/16/2018 (aa)	3,001

		Total Certificates of Deposit (Cost $32,000)	32,000

		Commercial Paper — 8.2%
5,000		Alpine Securitization Ltd., (Cayman Islands), 1.44%, 02/02/2018	4,986

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — continued
5,000	Bedford Row Funding Corp., (ICE LIBOR USD 1 Month + 0.24%), 1.61%, 11/20/2018 (aa)	5,000
5,000	Canadian Imperial Bank of Commerce, (Canada), (ICE LIBOR USD 1 Month + 0.17%), 1.43%, 01/12/2018 (aa)	5,002
3,000	Commonwealth Bank of Australia, (Australia), (ICE LIBOR USD 1 Month + 0.43%), 1.70%, 02/12/2018 (aa)	3,003
5,000	DBS Bank Ltd., (Singapore), 1.42%, 02/05/2018	4,987
4,000	HSBC Bank plc, (United Kingdom), (ICE LIBOR USD 1 Month + 0.16%), 1.43%, 08/06/2018 (aa)	4,000
10,000	Kells Funding LLC, 1.41%, 03/05/2018	9,959
6,000	Old Line Funding LLC, (ICE LIBOR USD 1 Month + 0.13%), 1.39%, 05/21/2018 (aa)	6,000
3,000	Ridgefield Funding Co. LLC, 1.53%, 03/02/2018	2,988
5,000	Standard Chartered Bank, (United Kingdom), 1.61%, 04/26/2018	4,968
5,000	Westpac Banking Corp., (Australia), (ICE LIBOR USD 1 Month + 0.40%), 1.69%, 02/16/2018 (aa)	5,005

	Total Commercial Paper (Cost $55,894)	55,898

	Repurchase Agreements — 0.8%
1,600	Citigroup Global Markets Holdings, Inc., 1.95%, dated 11/30/2017, due 02/14/2018, repurchase price $1,607, collateralized by U.S. Treasury Note, 1.13 due 02/28/2019 with the value of $1,632.	1,600
1,600	Citigroup Global Markets Holdings, Inc., 1.95%, dated 11/30/2017, due 02/14/2018, repurchase price $1,607, collateralized by Collateralized Mortgage Obligations, 5.04%, due 11/15/2030, with the value of $1,728.	1,600
2,000	Merrill Lynch PFS, Inc., 1.64%, dated 11/30/2017, due 04/17/2018, repurchase price $2,013, collateralized by Collateralized Mortgage Obligations, 1.61% - 1.73%, due 12/25/2035 - 08/25/2036, with the value of $2,160.	2,000
	Total Repurchase Agreements (Cost $5,200)	5,200

	U.S. Treasury Obligations — 3.8%
	U.S. Treasury Bills,
25,000	1.03%, 12/08/2017 (k) (n)	24,995
180	1.08%, 02/22/2018 (k) (n)	179
735	1.09%, 12/07/2017 (k) (n)	735

	Total U.S. Treasury Obligations (Cost $25,909)	25,909

	Investment Company — 11.1%
75,425	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $75,425)	75,425

	Total Short-Term Investments (Cost $194,428)	194,432

	Total Investments — 123.7% (Cost $842,499)	844,320
	Liabilities in Excess of Other Assets — (23.7)%	(161,756)

	NET ASSETS — 100.0%	$682,564

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	158	03/2018	USD	19,599	(86)
U.S. Treasury Long Bond	45	03/2018	USD	6,824	(46)
U.S. Treasury Ultra Bond	39	03/2018	USD	6,424	(57)
3 Month Euro Euribor	60	03/2019	EUR	17,889	(4)
3 Month Eurodollar	40	03/2019	USD	9,787	(3)

					(196)

Short Contracts
Euro-Bobl	(93)	12/2017	EUR	(14,557)	18
Euro-Bund	(30)	12/2017	EUR	(5,810)	(14)
U.S. Treasury 2 Year Note	(251)	03/2018	USD	(53,816)	47
U.S. Treasury 5 Year Note	(78)	03/2018	USD	(9,075)	26
3 Month Eurodollar	(6)	09/2018	USD	(1,470)	5
3 Month Eurodollar	(5)	12/2019	USD	(1,222)	(3)
3 Month Euro Euribor	(60)	03/2021	EUR	(17,782)	8

					87

					(109)

Forward foreign currency exchange contracts outstanding as of November 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
INR	18,593	USD	283	BNP Paribas**	01/29/2018	3
EUR	171	USD	201	BNP Paribas	02/01/2018	3
EUR	171	USD	202	National Australia Bank Ltd.	02/01/2018	2
GBP	296	USD	393	National Australia Bank Ltd.	02/01/2018	8
USD	391	CAD	504	TD Bank Financial Group	02/01/2018	— (h)
USD	392	NZD	573	National Australia Bank Ltd.	02/01/2018	— (h)
USD	292	CHF	278	Royal Bank of Canada	02/05/2018	8
CHF	275	USD	280	Standard Chartered Bank	03/21/2018	2
USD	277	CAD	351	National Australia Bank Ltd.	03/21/2018	4
USD	289	CHF	275	Standard Chartered Bank	03/21/2018	7

Total unrealized appreciation						37

RUB	11,272	USD	192	BNP Paribas**	01/29/2018	(1)
USD	289	KRW	322,225	BNP Paribas**	01/29/2018	(7)
USD	192	ZAR	2,774	BNP Paribas	01/29/2018	(8)
CAD	504	USD	393	State Street Corp.	02/01/2018	(2)
NZD	573	USD	395	Standard Chartered Bank	02/01/2018	(4)
USD	395	GBP	296	State Street Corp.	02/01/2018	(6)
JPY	22,378	USD	200	Credit Suisse International	02/05/2018	(1)
JPY	31,672	USD	289	Deutsche Bank AG	02/05/2018	(7)
USD	201	CHF	198	Standard Chartered Bank	02/05/2018	(1)
CAD	351	USD	286	Deutsche Bank AG	03/21/2018	(14)

Total unrealized depreciation						(51)

Net unrealized depreciation						(14)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	05/25/2046	0.51	USD 60	12	(9)	3
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	05/25/2046	0.51	USD 40	8	(5)	3
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	05/25/2046	0.51	USD 60	18	(15)	3
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.51	USD 60	15	(12)	3
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	05/25/2046	0.51	USD 30	8	(7)	1
ABX.HE.PENAAA.06-2	0.11	Monthly	Goldman Sachs International	05/25/2046	0.50	USD 300	2,098	(2,095)	3
ABX.HE.PENAAA.06-2	0.11	Monthly	Goldman Sachs International	05/25/2046	0.50	USD 1,300	443	(431)	12
CDX.EM.28-V1	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.83	USD 5,650	224	(24)	200
Chesapeake Energy Corp., 6.63%, 08/15/2020	5.00	Quarterly	Citibank, NA	12/20/2022	6.96	USD 100	13	(6)	7
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	05/11/2063	3.20	USD 80	(1)	6	5
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	05/11/2063	3.20	USD 90	(1)	5	4
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	3.20	USD 90	(1)	6	5
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	05/11/2063	3.20	USD 90	(2)	6	4
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	05/11/2063	3.20	USD 80	(1)	5	4
CMBX.NA.AA.3	0.27	Monthly	Barclays Bank plc	12/13/2049	84.26	USD 260	148	(54)	94
CMBX.NA.AA.3	0.27	Monthly	Morgan Stanley	12/13/2049	84.26	USD 140	81	(30)	51
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	02/17/2051	55.61	USD 180	153	(139)	14
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	02/17/2051	55.61	USD 210	168	(152)	16
Republic of Turkey, 11.88%, 01/15/2030	1.00	Quarterly	BNP Paribas	12/20/2022	1.98	USD 2,870	110	14	124
Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.12	USD 22	(3)	3	—	(h)
Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.12	USD 40	(5)	5	—	(h)
Ally Financial, Inc., 7.50%, 09/15/2020	5.00	Quarterly	Barclays Bank plc	12/20/2017	0.12	USD 20	(2)	2	—	(h)
CIT Group, Inc., 5.25%, 03/15/2018	5.00	Quarterly	Barclays Bank plc	06/20/2018	0.08	USD 25	— (h)	— (h)	—	(h)
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.57	USD 3,820	(65)	(22)	(87)
Standard Chartered Bank, 5.88%, 09/26/2017	1.00	Quarterly	BNP Paribas	12/20/2022	0.65	EUR 380	(5)	(4)	(9)
United Mexican States, 4.15%, 03/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.02	USD 3,360	19	(23)	(4)

							3,432	(2,976)	456

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

OTC Credit default swap contracts outstanding - sell protection (2) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)	Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CMBX.NA.A.3	0.62	Monthly	Barclays Bank plc	12/13/2049	76.40	USD 260	(181)	118	(63)
CMBX.NA.A.3	0.62	Monthly	Morgan Stanley	12/13/2049	76.40	USD 140	(98)	64	(34)

							(279)	182	(97)

Centrally Cleared Credit default swap contracts outstanding - buy protection (1) as of November 30, 2017:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)	Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.29-V1	5.00	Quarterly	12/20/2022	3.18	USD 1,450	(104)	(25)	(129)
CDX.NA.IG.25-V1	1.00	Quarterly	12/20/2020	0.34	USD 7,000	(137)	(14)	(151)
CDX.NA.IG.29-V1	1.00	Quarterly	12/20/2022	0.52	USD 4,940	(101)	(21)	(122)
iTraxx Europe 28.1	1.00	Quarterly	12/20/2022	0.48	EUR 4,740	(116)	(43)	(159)

						(458)	(103)	(561)

Centrally Cleared Interest rate swap contracts outstanding as of November 30, 2017:

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
3 Month LIBOR quarterly	1.54 semi-annually	Receive	12/06/2018	USD 451	–	(1)
3 Month LIBOR quarterly	1.46 semi-annually	Receive	06/21/2018	USD 500	–	(1)

					–	(2)

(a)	Value of floating rate index at November 30, 2017 was 1.48%.
(1)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(3)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

OTC Total return swap contracts outstanding as of November 30, 2017:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	01/12/2042	USD 1,700	(6)	7	1
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	01/12/2042	USD 1,540	(1)	2	1
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	01/12/2041	USD 2,020	(7)	7	—
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	01/12/2041	USD 704	(1)	1	—

							(15)	17	2

Written Put Options Contracts as of November 30, 2017:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Foreign Exchange USD/KRW	Goldman Sachs International	829,000	USD 829	KRW 1,085.00	03/02/2018	(12)
Foreign Exchange USD/KRW	Goldman Sachs International	829,000	USD 829	KRW 1,080.70	03/02/2018	(11)
Mid-Curve 1-Year Eurodollar	Exchange Traded	160	USD 40,000	USD 98.13	03/16/2018	(111)

Total Written Options Contracts (Premiums Received $42)						(134)

Summary of total swap contracts outstanding as of November 30, 2017:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	3,518	556
OTC Total return swap contracts outstanding	(15)	2

Total OTC swap contracts outstanding	3,503	558

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(86)	(100)
OTC Credit default swap contracts outstanding - sell protection	(279)	(97)

Total OTC swap contracts outstanding	(365)	(197)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABS	—	Asset-Backed Security
ABX	—	Asset-Backed Securities Index
ACE	—	Adjusted Current Earnings
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CHF	—	Swiss Franc
CMBX	—	Commercial Mortgage-Backed Securities Index
CSMC	—	Credit Suisse Mortgage Trust
DN	—	Discount Notes
EUR	—	Euro
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
NZD	—	New Zealand Dollar
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
TBA	—	To Be Announced
USD	—	United States Dollar
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each loan series or loan tranche underlying each obligor may have varying terms.
**	—	Non-deliverable forward.

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$184	$—	$—		$184
Energy	364	—	—		364
Materials	—	—	408		408
Real Estate	368	—	99		467

Total Common Stocks	916	—	507		1,423

Debt Securities
Asset-Backed Securities	—	1,271	5,023		6,294
Collateralized Mortgage Obligations	—	7,167	778		7,945
Commercial Mortgage-Backed Securities	—	100	1,170		1,270
Convertible Bonds
Energy	—	452	—		452
Telecommunication Services	—	67	—		67

Total Convertible Bonds	—	519	—		519

Corporate Bonds
Consumer Discretionary	—	57,870	—	(a)	57,870
Consumer Staples	—	28,589	—		28,589
Energy	—	23,372	—		23,372
Financials	—	115,611	—	(b)	115,611
Health Care	—	33,010	—		33,010
Industrials	—	23,321	—		23,321
Information Technology	—	32,887	—		32,887
Materials	—	11,212	—	(a)	11,212
Real Estate	—	5,374	—		5,374
Telecommunication Services	—	23,806	—		23,806
Utilities	—	17,938	—		17,938

Total Corporate Bonds	—	372,990	—	(b)	372,990

Foreign Government Securities	—	743	—		743
Mortgage-Backed Securities	—	177,794	—		177,794
U.S. Government Agency Securities	—	35,989	—		35,989
U.S. Treasury Obligations	—	42,284	—		42,284
Closed End Funds	1,639	—	—		1,639
Loan Assignments
Consumer Discretionary	—	292	—		292
Energy	—	619	—		619
Industrials	—	77	—		77

Total Loan Assignments	—	988	—		988

Options Purchased
Foreign Exchange Currency Option	—	2	—		2
Future Interest Rate Put Option	8	—	—		8

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Options Purchased	$8	$2	$—		$10
Warrants
Industrials	—	—	—	(a)	— (a)
Short-Term Investments
Certificates of Deposit	—	32,000	—		32,000
Commercial Paper	—	55,898	—		55,898
Investment Company	75,425	—	—		75,425
Repurchase Agreements	—	5,200	—		5,200
U.S. Treasury Obligations	—	25,909	—		25,909

Total Short-Term Investments	75,425	119,007	—		194,432

Total Investments in Securities	$77,988	$758,854	$7,478		$844,320

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$37	$—		$37
Futures Contracts	104	—	—		104
Swaps	—	251	—		251

Total Appreciation in Other Financial Instruments	$104	$288	$—		$392

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(51)	$—		$(51)
Futures Contracts	(213)	—	—		(213)
Options Written
Put Options Written	$(134)	$—	$—		$(134)
Swaps	—	(3,133)	—		(3,133)

Total Depreciation in Other Financial Instruments	$(347)	$(3,184)	$—		$(3,531)

(a)	Value is Zero.
(b)	Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between levels 1 and 2 during the period ended November 30, 2017.

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2017		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities
Asset-Backed Securities	$7,204		$435	$28	$39	$349	$(3,459)	$427	$—	$5,023
Collateralized Mortgage Obligations	312		2	(3)	(2)	592	(123)	—	—	778
Commercial Mortgage-Backed Securities	1,673		31	(94)	3	65	(508)	—	—	1,170
Common Stocks — Materials	340		—	68	—	—	—	—	—	408
Common Stocks — Real Estate	—		—	74	—	25	—	—	—	99
Corporate Bonds — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Financials	—	(b)	—	—	—	—	—	—	—	—	(b)
Corporate Bonds — Materials	1,339		61	(3)	(22)	—	(1,375)	—	—	—	(a)
Warrant — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$10,868		$529	$70	$18	$1,031	$(5,465)	$427	$—	$7,478

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is Zero.
(b)	Amount rounds to less than 500.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $177,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$408		Market Comparable Companies	EBITDA Multiple (a)	7.2x (7.2x)

Common Stock	408

	—	(c)	Market Comparable Companies	Discount for lack of marketability (b)	100.00% (100.00%)

Corporate Bond	—

	5,023		Discounted Cash Flow	Constant Prepayment Rate	0.33% — 100.00% (7.67%)
				Constant Default Rate	0.00% — 8.36% (4.98%)
				Yield (Discount Rate of Cash Flows)	1.86% — 5.23% (3.42%)

Asset-Backed Securities	5,023

	740		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	3.78% (3.78%)

Collateralized Mortgage Obligations	740

	665		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.56% — 6.76% (5.18%)

Commercial Mortgage-Backed Securities	665

	—		Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—

Total	$6,836

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2017, the value of these investments was approximately $642,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation.

Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 26, 2018

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Acting Treasurer and Principal Financial Officer
January 26, 2018